UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2015, enclosed.
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®
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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds
Annual Report
October 31, 2015
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market
Index Fund
Schwab International
Index Fund

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	5.10%
S&P 500® Index	5.20%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 6-7

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	4.66%
Schwab 1000 Index®	4.96%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 8-9

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	0.36%
Russell 2000® Index	0.34%
Fund Category: Morningstar Small Blend	-0.45%
Performance Details	pages 10-11

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	4.36%
Dow Jones U.S. Total Stock Market IndexSM	4.40%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 12-13

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	-1.53%
MSCI EAFE® Index (Net)[2]	-0.07%
Fund Category: Morningstar Foreign Large Blend	-1.58%
Performance Details	pages 14-15

Minimum Initial Investment[3]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Equity Index Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. The Schwab Equity Index Funds track the performance of stock market indexes constructed by industry-leading index providers.
For the 12-month reporting period ended October 31, 2015, the funds generated returns that were closely aligned with their respective indexes and, in most cases, reflected moderately positive performances by U.S. stocks. For the Schwab International Index Fund, the depreciation of many foreign currencies versus the U.S. dollar contributed to a negative return.
Despite market volatility later in the period which was stimulated by concerns about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. Large-cap stocks outperformed small-cap stocks, while growth stocks outperformed value stocks. Reflecting these conditions, the small-cap Russell 2000 Index returned approximately 0.3%.
Outside the U.S., turbulence in Greece, China, and select emerging markets translated into challenges for overseas equities. In addition, lackluster global economic growth weighed on international markets, bringing about aggressive stimulus policies by several central banks across the globe. This caused many foreign currencies to depreciate versus the U.S. dollar, thereby
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Equity Index Funds3

From the President continued

For the 12-month reporting period ended October 31, 2015, the funds generated returns that were closely aligned with their respective indexes and, in most cases, reflected moderately positive performances by U.S. stocks.

reducing returns on overseas investments in U.S. dollar terms. As a result, the MSCI EAFE Index (Net), which broadly represents the performance of international stocks, returned approximately -0.1%.1
For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
4Schwab Equity Index Funds

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equities, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, and Schwab Small-Cap Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Passive Equities team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
Schwab Equity Index Funds5

Schwab S&P 500 Index Fund
The Schwab S&P 500 Index Fund’s (the fund) goal is to track the total return of the S&P 500 Index (the index), which includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 5.10% for the 12-month reporting period ended October 31, 2015, compared with the index, which returned 5.20%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those in the index. From a sector standpoint, the Consumer Discretionary sector contributed the most to the fund’s return. Representing an average weight of 12.5% of the fund, the sector returned 20.8% for the reporting period. Within the sector, the fund’s strongest contributors to performance were Amazon.com and The Walt Disney Company, which returned approximately 105% and 27%, respectively.
The fund’s holdings in the Information Technology sector also added value. Representing an average weight of almost 20% of the fund, the sector returned roughly 11% for the period. Within the sector, the strongest contributors to fund performance were Apple Inc. and Facebook, Inc. (Class A shares), which returned approximately 12% and 36%, respectively.
The Energy sector detracted the most from fund performance. While representing only roughly 8% of the fund, the sector returned -19.3% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 21% and 11%, respectively.
The fund’s holdings in the Materials sector also dampened performance, as global commodity prices declined significantly during the period. Constituting an average weight of just over 3% of the fund, the sector fell roughly 4.4% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Within the sector, Freeport-McMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 57%. Monsanto Company, a multinational agrochemical and agricultural biotechnology company, was also a drag on performance, down more than 17% for the period.
As of 10/31/15:
Statistics
Number of Holdings	505
Weighted Average Market Cap (millions)	$141,576
Price/Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	2%
Sector Weightings % of Investments
Information Technology	20.7%
Financials	16.1%
Health Care	14.5%
Consumer Discretionary	13.1%
Industrials	10.1%
Consumer Staples	9.6%
Energy	7.1%
Materials	2.9%
Utilities	2.9%
Telecommunication Services	2.3%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	3.7%
Microsoft Corp.	2.3%
Exxon Mobil Corp.	1.9%
General Electric Co.	1.6%
Johnson & Johnson	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Wells Fargo & Co.	1.4%
Amazon.com, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
Facebook, Inc., Class A	1.3%
Total	17.7%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
6Schwab Equity Index Funds

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	5.10%	14.22%	7.81%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratios4: 0.09%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds7

Schwab 1000 Index Fund
The Schwab 1000 Index Fund’s (the fund) goal is to match the total return of the Schwab 1000 Index (the index), which includes the stocks of the largest 1,000 publicly traded companies in the U.S., with size being determined by market capitalization (total market value of all shares outstanding). To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 4.66% for the 12-month period ended October 31, 2015, compared with the index, which returned 4.96%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a sector standpoint, the Consumer Discretionary sector contributed the most to the fund’s return. Representing an average weight of roughly 13% of the fund, the sector returned just over 18% for the reporting period. Within the sector, the fund’s strongest contributors to performance were Amazon.com and The Walt Disney Company, which returned approximately 105% and 27%, respectively.
The fund’s holdings in the Information Technology sector also added value. Representing an average weight of more than 19% of the fund, the sector returned approximately 11% for the reporting period. Within the sector, the strongest contributors to fund performance were Apple Inc. and Facebook, Inc. (Class A shares), which returned approximately 12% and 36%, respectively.
The Energy sector detracted the most from fund performance. While representing only roughly 8% of the fund, the sector returned –20.1% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 21% and 11%, respectively.
The fund’s holdings in the Materials sector also dampened performance, as global commodity prices declined significantly during the period. Constituting an average weight of just over 3% of the fund, the sector fell roughly 4.6% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Within the sector, Freeport-McMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 57%. Monsanto Company, a multinational agrochemical and agricultural biotechnology company, was also a drag on performance, down more than 17% for the period.
As of 10/31/15:
Statistics
Number of Holdings	983
Weighted Average Market Cap (millions)	$125,954
Price/Earnings Ratio (P/E)	24.0
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	4%
Sector Weightings % of Investments
Information Technology	20.2%
Financials	17.0%
Health Care	14.1%
Consumer Discretionary	13.6%
Industrials	10.4%
Consumer Staples	8.9%
Energy	6.7%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.2%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	3.3%
Microsoft Corp.	2.0%
Exxon Mobil Corp.	1.7%
General Electric Co.	1.4%
Johnson & Johnson	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Wells Fargo & Co.	1.2%
Amazon.com, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Facebook, Inc., Class A	1.1%
Total	15.4%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
8Schwab Equity Index Funds

Schwab 1000 Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	4.66%	13.89%	7.74%
Schwab 1000 Index®	4.96%	14.20%	8.06%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratios4: Net 0.29%; Gross 0.33%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (BDCs). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds9

Schwab Small-Cap Index Fund
The Schwab Small-Cap Index Fund’s (the fund) goal is to track the performance of the Russell 2000 Index (the index), which is designed to measure the performance of the small-cap sector of the U.S. equity market. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. small-cap stocks significantly underperformed large-cap stocks for the reporting period. In comparison with the 0.34% return of the fund’s small-cap index, U.S. large-cap stocks, represented by the S&P 500 Index, returned 5.2% for the period. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 0.36% for the 12-month period ended October 31, 2015, compared with the index, which returned 0.34%. The fund engaged in securities lending, which positively contributed to the fund’s performance versus the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a sector standpoint, the Information Technology sector contributed the most to the fund’s return. Representing an average weight of 17.6% of the fund, the sector returned 10% for the reporting period. Within the sector, the fund’s strongest contributors to performance were Qorvo, Inc., a leading provider of core technologies and RF (radio frequency) solutions for mobile, infrastructure and aerospace/defense applications; and Manhattan Associates, Inc., which develops commerce-ready supply chains for the omni-channel marketplace. For the reporting period, the two companies returned more than 54% and 81%, respectively.
The fund’s holdings in the Health Care sector also added value. Representing an average weight of 15.6% of the fund, the sector returned 8.6% for the reporting period. Within the sector, the strongest contributors to fund performance were Synageva BioPharma Corp., a biopharmaceutical company that was acquired by Alexion Pharmaceuticals in May, and bluebird bio, Inc., a clinical-stage biotechnology company focused on gene therapy for patients with severe genetic and orphan diseases, up more than 211% and 294%, respectively.
The Energy sector detracted the most from fund performance. While representing an average weight of just 3.4% of the fund, the sector was down 43% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—companies serving the oil industry were among the largest drags on performance. Among the fund’s holdings, the two weakest were Helix Energy Solutions Group, which provides subsea technologies to offshore energy producers, and Bonanza Creek Energy, Inc., which is engaged in the acquisition, exploration, development and production of onshore oil and gas in the central U.S. Those two positions were down more than 78% and 87%, respectively.
The fund’s holdings in the Industrials sector also dampened performance. Constituting an average weight of roughly 13% of the fund, the sector fell more than 7% for the period. Within the sector, the two largest detractors from fund performance were Esterline Technologies Corporation, a specialized manufacturing company principally serving aerospace and defense markets, and Rexnord Corporation, a leading worldwide industrial company focusing on Process and Motion Control and Water Management. For the reporting period, the two companies were down more than 34% and 37%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	1,987
Weighted Average Market Cap (millions)	$1,880
Price/Earnings Ratio (P/E)	74.4
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	17%
Sector Weightings % of Investments
Financials	24.1%
Information Technology	16.6%
Health Care	14.2%
Consumer Discretionary	13.2%
Industrials	11.6%
Materials	3.5%
Utilities	3.5%
Consumer Staples	3.2%
Energy	2.9%
Telecommunication Services	0.8%
Other	6.4%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
STERIS Corp.	0.4%
Tyler Technologies, Inc.	0.3%
Manhattan Associates, Inc.	0.3%
Anacor Pharmaceuticals, Inc.	0.3%
CubeSmart	0.3%
Piedmont Natural Gas Co., Inc.	0.3%
MAXIMUS, Inc.	0.3%
Investors Bancorp, Inc.	0.3%
Neurocrine Biosciences, Inc.	0.3%
West Pharmaceutical Services, Inc.	0.2%
Total	3.0%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	This list is not a recommendation of any security by the investment adviser.
10Schwab Equity Index Funds

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	0.36%	12.38%	8.23%
Russell 2000® Index	0.34%	12.06%	7.47%
Small-Cap Spliced Index	0.34%	12.36%	8.31%
Fund Category: Morningstar Small Blend	-0.45%	11.37%	7.04%
Fund Expense Ratios4: Net 0.17%; Gross 0.21%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (BDCs). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds11

Schwab Total Stock Market Index Fund
The Schwab Total Stock Market Index Fund’s (the fund) goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market Index (the index), which includes the stocks of all publicly traded companies headquartered in the U.S. for which pricing information is readily available. To pursue its investment objective, the fund uses a sampling investment approach that involves investing in a representative sample of stocks with similar risk and return characteristics as the index, and maintains a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 4.36% for the 12-month period ended October 31, 2015, compared with the index, which returned 4.40%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a sector standpoint, the Information Technology sector contributed the most to the fund’s return. Representing an average weight of just over 19% of the fund, the sector returned 10.5% for the reporting period. Within the sector, the strongest contributors to fund performance were Apple Inc. and Facebook, Inc. (Class A shares), which returned approximately 12% and 36%, respectively.
The Consumer Discretionary sector also added value. Representing an average weight of roughly 13% of the fund, the sector returned 16.2% for the reporting period. Within the sector, the fund’s strongest contributors were Amazon.com and The Walt Disney Company, which returned roughly 105% and 27%, respectively.
The Energy sector detracted the most from fund performance. While representing only roughly 7% of the fund, the sector fell 21.5% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 21% and 11%, respectively.
The fund’s holdings in the Materials sector also dampened performance, as global commodity prices declined significantly during the period. Constituting an average weight of 3.5% of the fund, the sector fell 6.4% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Within the sector, Freeport-McMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 57%. Alcoa, a multinational company involved in lightweight metals technology, engineering and manufacturing, was also a drag on performance, down more than 46% for the period.
As of 10/31/15:
Statistics
Number of Holdings	2,496
Weighted Average Market Cap (millions)	$115,848
Price/Earnings Ratio (P/E)	25.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	2%
Sector Weightings % of Investments
Information Technology	19.5%
Financials	17.5%
Health Care	13.9%
Consumer Discretionary	13.3%
Industrials	10.5%
Consumer Staples	8.3%
Energy	6.4%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.1%
Other	2.3%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	3.0%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.5%
General Electric Co.	1.3%
Johnson & Johnson	1.2%
Berkshire Hathaway, Inc., Class B	1.1%
Wells Fargo & Co.	1.1%
Amazon.com, Inc.	1.0%
JPMorgan Chase & Co.	1.0%
Facebook, Inc., Class A	1.0%
Total	14.0%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
12Schwab Equity Index Funds

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	4.36%	14.08%	8.08%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.07%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratios4: Net 0.09%; Gross 0.10%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Dow Jones” and “The Dow Jones U.S. Total Stock Market Index” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market Index, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds13

Schwab International Index Fund
The Schwab International Index Fund’s (the fund) goal is to track the performance of the MSCI EAFE Index (Net) (the index), which measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the U.S. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Slowing growth in China, along with declining energy and metals prices, weighed on global markets over the 12-month reporting period. Stocks in developed international markets produced just slightly negative overall returns, with the MSCI EAFE Index (Net) returning -0.1%. Emerging markets were particularly hard hit over the period, with the MSCI Emerging Markets Index (Net) returning -14.5%. The U.S. dollar remained strong against many foreign currencies, generally reducing returns of international investments in U.S. dollar terms.
Performance. The fund returned -1.53% for the 12-month period ended October 31, 2015, compared with the index, which returned -0.07%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Additionally, timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative underperformance.1
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a country perspective, stocks from Japan contributed the most to the fund’s return. Representing an average weight of 22% of the fund, Japanese stocks returned roughly 9% in U.S. dollar terms for the period. Among the fund’s Japanese stocks, the strongest contributors to fund performance were Toyota Motor Corp. and Sony Corporation, which returned more than 9% and 56%, respectively. Stocks from France also contributed notably to fund performance. Representing an average weight of 9.8%, French stocks returned 4.7% in U.S. dollar terms for the period. Among them, the most beneficial were Sanofi, a large multinational pharmaceutical company, and LVMH Moet Hennessy Louis Vuitton SE, a multinational luxury goods conglomerate. The two companies returned more than 12% and 22%, respectively.
Stocks from Australia detracted the most from the fund’s total return. Representing an average weight of 7%, the fund’s Australian stocks returned -20.8% for the period. Among the fund’s Australian holdings, two of weakest were BHP Billiton Limited, one of the world’s largest mining, metals and petroleum companies; and Australia and New Zealand Banking Group Limited (ANZ), down more than 37% and 30%, respectively. Stocks from the United Kingdom also dampened fund returns. Representing an average weight of roughly 20%, the fund’s British stocks returned -3.5% in U.S. dollar terms for the period. Among them, two of the largest drags on performance were HSBC Holdings plc, a large multinational banking and financial services company, and Glencore plc, an Anglo-Swiss commodity trading and mining company, down more than 19% and 63%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	924
Weighted Average Market Cap (millions)	$58,071
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	7%
Sector Weightings % of Investments
Financials	26.2%
Consumer Discretionary	13.0%
Industrials	12.4%
Consumer Staples	11.8%
Health Care	11.4%
Materials	6.6%
Telecommunication Services	4.9%
Energy	4.8%
Information Technology	4.8%
Utilities	3.7%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Nestle S.A. – Reg'd	1.9%
Novartis AG – Reg'd	1.6%
Roche Holding AG	1.5%
Toyota Motor Corp.	1.3%
HSBC Holdings plc	1.2%
Sanofi	0.9%
British American Tobacco plc	0.9%
Bayer AG – Reg'd	0.9%
BP plc	0.8%
GlaxoSmithKline plc	0.8%
Total	11.8%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[2]	This list is not a recommendation of any security by the investment adviser.
14Schwab Equity Index Funds

Schwab International Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-1.53%	4.69%	4.00%
MSCI EAFE® Index (Net)[4]	-0.07%	4.81%	4.05%
International Spliced Index	-0.07%	4.96%	4.25%
Fund Category: Morningstar Foreign Large Blend	-1.58%	3.81%	3.89%
Fund Expense Ratios5: Net 0.19%; Gross 0.23%

Country Weightings % of Investments
Japan	22.6%
United Kingdom	19.9%
France	10.0%
Switzerland	9.3%
Germany	8.9%
Australia	6.2%
Spain	3.4%
Hong Kong	3.0%
Sweden	2.8%
Netherlands	2.8%
Other Countries	11.1%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds15

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$ 1,007.30	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.75	$0.46
Schwab 1000 Index Fund
Actual Return	0.29%	$1,000.00	$1,001.10	$1.46
Hypothetical 5% Return	0.29%	$1,000.00	$ 1,023.74	$1.48
Schwab Small-Cap Index Fund
Actual Return	0.17%	$1,000.00	$ 959.10	$ 0.84
Hypothetical 5% Return	0.17%	$1,000.00	$1,024.34	$ 0.87
Schwab Total Stock Market Index Fund
Actual Return	0.09%	$1,000.00	$ 997.10	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.75	$0.46
Schwab International Index Fund
Actual Return	0.19%	$1,000.00	$ 932.90	$ 0.93
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.24	$ 0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
16Schwab Equity Index Funds

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$31.99	$27.78	$22.35	$19.82	$18.70
Income (loss) from investment operations:
Net investment income (loss)	0.67 [1]	0.56	0.52	0.44	0.39
Net realized and unrealized gains (losses)	0.92	4.13	5.40	2.49	1.09
Total from investment operations	1.59	4.69	5.92	2.93	1.48
Less distributions:
Distributions from net investment income	(0.58)	(0.48)	(0.49)	(0.40)	(0.36)
Net asset value at end of period	$33.00	$31.99	$27.78	$22.35	$19.82
Total return	5.10%	17.16%	27.06%	15.09%	7.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.09%	0.09%	0.09%	0.10%	0.10%
Net investment income (loss)	2.07%	1.89%	2.10%	2.09%	1.96%
Portfolio turnover rate	2%	2%	1%	2%	3%
Net assets, end of period (x 1,000,000)	$21,587	$20,473	$17,121	$12,687	$10,909

1
Calculated based on the average shares outstanding during the period.
See financial notes    17

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	12,296,413,364	21,436,762,073
0.1%	Other Investment Company	22,609,285	22,609,285
0.6%	Short-Term Investment	120,801,912	120,801,912
100.0%	Total Investments	12,439,824,561	21,580,173,270
0.0%	Other Assets and Liabilities, Net		6,331,869
100.0%	Net Assets		21,586,505,139

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.0%
Other Securities		1.0	221,756,094
Banks 5.8%
Bank of America Corp.	12,227,811	0.9	205,182,669
Citigroup, Inc.	3,519,347	0.8	187,123,680
JPMorgan Chase & Co.	4,331,031	1.3	278,268,742
Wells Fargo & Co.	5,453,509	1.4	295,252,977
Other Securities		1.4	296,500,247
		5.8	1,262,328,315
Capital Goods 7.2%
3M Co.	732,719	0.5	115,190,754
General Electric Co.	11,824,352	1.6	341,960,260
The Boeing Co.	745,254	0.5	110,349,760
Other Securities		4.6	991,934,073
		7.2	1,559,434,847
Commercial & Professional Supplies 0.7%
Other Securities		0.7	153,572,084
Consumer Durables & Apparel 1.5%
Other Securities		1.5	315,037,047
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.9%
McDonald's Corp.	1,102,438	0.6	123,748,666
Starbucks Corp.	1,740,024	0.5	108,873,302
Other Securities		0.8	178,858,010
		1.9	411,479,978
Diversified Financials 4.9%
Berkshire Hathaway, Inc., Class B *	2,187,130	1.4	297,493,423
The Charles Schwab Corp. (a)	1,402,481	0.2	42,803,720
Other Securities		3.3	706,486,165
		4.9	1,046,783,308
Energy 7.1%
Chevron Corp.	2,205,834	0.9	200,466,194
Exxon Mobil Corp.	4,871,741	1.9	403,087,850
Schlumberger Ltd.	1,475,715	0.5	115,341,884
Other Securities		3.8	806,158,747
		7.1	1,525,054,675
Food & Staples Retailing 2.2%
CVS Health Corp.	1,302,751	0.6	128,685,744
Wal-Mart Stores, Inc.	1,845,802	0.5	105,653,707
Other Securities		1.1	250,406,464
		2.2	484,745,915
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	2,296,091	0.7	138,844,623
PepsiCo, Inc.	1,721,163	0.8	175,885,647
Philip Morris International, Inc.	1,807,546	0.7	159,787,066
The Coca-Cola Co.	4,587,756	0.9	194,291,467
Other Securities		2.4	520,432,332
		5.5	1,189,241,135
Health Care Equipment & Services 4.8%
Medtronic plc	1,656,176	0.6	122,424,530
UnitedHealth Group, Inc.	1,116,010	0.6	131,443,658
Other Securities		3.6	778,800,218
		4.8	1,032,668,406
Household & Personal Products 1.9%
The Procter & Gamble Co.	3,167,690	1.1	241,948,162
Other Securities		0.8	160,144,951
		1.9	402,093,113
Insurance 2.7%
Other Securities		2.7	589,769,423
Materials 2.9%
Other Securities		2.9	629,631,287
Media 3.3%
Comcast Corp., Class A	2,900,664	0.8	181,639,580
The Walt Disney Co.	1,815,683	1.0	206,515,784
Other Securities		1.5	315,110,236
		3.3	703,265,600
18    See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	1,937,286	0.5	115,365,381
Allergan plc *	461,268	0.7	142,287,340
Amgen, Inc.	888,459	0.7	140,536,445
Bristol-Myers Squibb Co.	1,947,464	0.6	128,435,251
Celgene Corp. *	922,626	0.5	113,215,436
Gilead Sciences, Inc.	1,718,450	0.9	185,815,999
Johnson & Johnson	3,234,925	1.5	326,824,473
Merck & Co., Inc.	3,295,514	0.8	180,132,795
Pfizer, Inc.	7,215,333	1.1	244,022,562
Other Securities		2.4	513,096,655
		9.7	2,089,732,337
Real Estate 2.6%
Other Securities		2.6	571,681,022
Retailing 5.4%
Amazon.com, Inc. *	448,780	1.3	280,891,402
The Home Depot, Inc.	1,502,950	0.9	185,824,738
Other Securities		3.2	701,029,801
		5.4	1,167,745,941
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	5,564,705	0.9	188,420,911
Other Securities		1.5	337,435,313
		2.4	525,856,224
Software & Services 11.9%
Alphabet, Inc., Class A *	336,212	1.1	247,919,367
Alphabet, Inc., Class C *	349,175	1.2	248,197,082
Facebook, Inc., Class A *	2,644,800	1.3	269,690,256
International Business Machines Corp.	1,053,390	0.7	147,558,871
MasterCard, Inc., Class A	1,167,690	0.5	115,589,633
Microsoft Corp.	9,356,331	2.3	492,517,264
Oracle Corp.	3,803,386	0.7	147,723,512
Visa, Inc., Class A	2,282,600	0.8	177,084,108
Other Securities		3.3	715,115,004
		11.9	2,561,395,097
Technology Hardware & Equipment 6.4%
Apple, Inc.	6,669,715	3.7	797,030,943
Cisco Systems, Inc.	5,965,928	0.8	172,117,023
QUALCOMM, Inc.	1,836,165	0.5	109,104,924
Other Securities		1.4	304,877,739
		6.4	1,383,130,629
Telecommunication Services 2.4%
AT&T, Inc.	7,206,802	1.1	241,499,935
Verizon Communications, Inc.	4,763,278	1.1	223,302,473
Other Securities		0.2	42,196,682
		2.4	506,999,090
Transportation 2.2%
Other Securities		2.2	474,344,065
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.9%
Other Securities		2.9	629,016,441
Total Common Stock
(Cost $12,296,413,364)			21,436,762,073

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Other Securities		0.1	22,609,285
Total Other Investment Company
(Cost $22,609,285)			22,609,285
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
JPMorgan Chase Bank 0.03%, 11/02/15	120,801,912	0.6	120,801,912
Total Short-Term Investment
(Cost $120,801,912)			120,801,912

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $12,472,604,206 and the unrealized appreciation and depreciation were $9,712,924,583 and ($605,355,519), respectively, with a net unrealized appreciation of $9,107,569,064.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $22,505,104.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	1,200	124,422,000	5,465,100

See financial notes    19

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$21,436,762,073	$—	$—	$21,436,762,073
Other Investment Company[1]	22,609,285	—	—	22,609,285
Short-Term Investment[1]	—	120,801,912	—	120,801,912
Total	$21,459,371,358	$120,801,912	$—	$21,580,173,270
Other Financial Instruments
Futures Contracts[2]	$5,465,100	$—	$—	$5,465,100
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
20    See financial notes

Schwab S&P 500 Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investment in affiliated issuer, at value (cost $20,397,564)		$42,803,720
Investments in unaffiliated issuers, at value (cost $12,396,817,712) including securities on loan of $22,505,104		21,514,760,265
Collateral invested for securities on loan, at value (cost $22,609,285)	+	22,609,285
Total investments, at value (cost $12,439,824,561)		21,580,173,270
Cash		9,738
Deposit with broker for futures contracts		7,820,000
Receivables:
Investments sold		4,067,345
Dividends		24,633,673
Fund shares sold		23,643,908
Income from securities on loan		73,745
Interest		201
Prepaid expenses	+	174,881
Total assets		21,640,596,761
Liabilities
Collateral held for securities on loan		22,609,285
Payables:
Investment adviser and administrator fees		200,555
Shareholder service fees		72,856
Fund shares redeemed		30,112,769
Variation margin on futures contracts		558,000
Accrued expenses	+	538,157
Total liabilities		54,091,622
Net Assets
Total assets		21,640,596,761
Total liabilities	–	54,091,622
Net assets		$21,586,505,139
Net Assets by Source
Capital received from investors		11,908,325,877
Net investment income not yet distributed		357,061,921
Net realized capital gains		175,303,532
Net unrealized capital appreciation		9,145,813,809

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,586,505,139		654,187,686		$33.00

See financial notes    21

Schwab S&P 500 Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated issuer		$316,939
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $28,190)		458,778,460
Interest		62,792
Securities on loan	+	888,386
Total investment income		460,046,577
Expenses
Investment adviser and administrator fees		12,750,221
Shareholder service fees		4,026,750
Shareholder reports		459,620
Portfolio accounting fees		421,293
Transfer agent fees		421,178
Custodian fees		371,552
Registration fees		315,262
Professional fees		128,685
Independent trustees' fees		108,343
Proxy fees		79,479
Index fees		77,648
Interest expense		1,112
Other expenses	+	489,351
Total expenses		19,650,494
Expense reduction by CSIM and its affiliates	–	446,076
Net expenses	–	19,204,418
Net investment income		440,842,159
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		373,843,871
Net realized gains on futures contracts	+	34,626,831
Net realized gains		408,470,702
Net change in unrealized appreciation (depreciation) on affiliated issuer		2,552,369
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		208,142,819
Net change in unrealized appreciation (depreciation) on futures contracts	+	(6,901,375)
Net change in unrealized appreciation (depreciation)	+	203,793,813
Net realized and unrealized gains		612,264,515
Increase in net assets resulting from operations		$1,053,106,674
22    See financial notes

Schwab S&P 500 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$440,842,159	$356,205,063
Net realized gains		408,470,702	93,310,110
Net change in unrealized appreciation (depreciation)	+	203,793,813	2,525,286,191
Increase in net assets from operations		1,053,106,674	2,974,801,364
Distributions to Shareholders
Distributions from net investment income		($369,772,138)	($297,103,536)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		141,493,107	$4,563,459,195	139,516,160	$4,137,951,788
Shares reinvested		10,513,082	323,697,799	9,293,269	257,330,630
Shares redeemed	+	(137,893,672)	(4,457,275,751)	(125,148,250)	(3,720,729,510)
Net transactions in fund shares		14,112,517	$429,881,243	23,661,179	$674,552,908
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		640,075,169	$20,473,289,360	616,413,990	$17,121,038,624
Total increase	+	14,112,517	1,113,215,779	23,661,179	3,352,250,736
End of period		654,187,686	$21,586,505,139	640,075,169	$20,473,289,360
Net investment income not yet distributed			$357,061,921		$289,403,265
See financial notes    23

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$53.63	$48.31	$40.23	$37.44	$35.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.94	0.83	0.81	0.71	0.62
Net realized and unrealized gains (losses)	1.40	6.74	9.74	4.32	2.07
Total from investment operations	2.34	7.57	10.55	5.03	2.69
Less distributions:
Distributions from net investment income	(0.86)	(0.75)	(0.81)	(0.72)	(0.57)
Distributions from net realized gains	(1.44)	(1.50)	(1.66)	(1.52)	(0.47)
Total distributions	(2.30)	(2.25)	(2.47)	(2.24)	(1.04)
Net asset value at end of period	$53.67	$53.63	$48.31	$40.23	$37.44
Total return	4.66%	16.36%	27.85%	14.38%	7.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.33%	0.33%	0.34%	0.34%	0.34%
Net investment income (loss)	1.77%	1.64%	1.87%	1.85%	1.64%
Portfolio turnover rate	4%	4%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$6,550	$6,586	$5,887	$4,848	$4,552

1
Calculated based on the average shares outstanding during the period.
24    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,065,086,022	6,513,773,763
0.7%	Other Investment Companies	45,418,794	45,418,794
100.1%	Total Investments	2,110,504,816	6,559,192,557
(0.1%)	Other Assets and Liabilities, Net		(9,269,301)
100.0%	Net Assets		6,549,923,256

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	76,105,709
Banks 5.5%
Bank of America Corp.	3,277,241	0.8	54,992,104
Citigroup, Inc.	945,456	0.8	50,269,896
JPMorgan Chase & Co.	1,160,878	1.1	74,586,412
Wells Fargo & Co.	1,466,996	1.2	79,423,163
Other Securities		1.6	103,167,402
		5.5	362,438,977
Capital Goods 7.4%
3M Co.	193,754	0.5	30,460,066
General Electric Co.	3,162,802	1.4	91,468,234
The Boeing Co.	200,889	0.4	29,745,634
Other Securities		5.1	332,175,496
		7.4	483,849,430
Commercial & Professional Supplies 0.8%
Other Securities		0.8	54,687,801
Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	211,456	0.4	27,707,080
Other Securities		1.1	73,329,957
		1.5	101,037,037
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.3%
McDonald's Corp.	293,636	0.5	32,960,641
Starbucks Corp.	468,254	0.5	29,298,653
Other Securities		1.3	85,629,819
		2.3	147,889,113
Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	588,012	1.2	79,981,392
The Charles Schwab Corp. (a)	375,265	0.2	11,453,088
Other Securities		3.3	218,082,234
		4.7	309,516,714
Energy 6.7%
Chevron Corp.	588,837	0.8	53,513,507
Exxon Mobil Corp.	1,309,563	1.7	108,353,243
Schlumberger Ltd.	397,547	0.5	31,072,273
Other Securities		3.7	244,156,899
		6.7	437,095,922
Food & Staples Retailing 2.1%
CVS Health Corp.	350,211	0.5	34,593,843
Wal-Mart Stores, Inc.	494,027	0.5	28,278,105
Other Securities		1.1	72,412,344
		2.1	135,284,292
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	617,605	0.6	37,346,574
PepsiCo, Inc.	463,285	0.7	47,343,094
Philip Morris International, Inc.	484,265	0.7	42,809,026
The Coca-Cola Co.	1,232,948	0.8	52,215,348
Other Securities		2.3	153,718,228
		5.1	333,432,270
Health Care Equipment & Services 4.9%
Medtronic plc	444,022	0.5	32,822,106
UnitedHealth Group, Inc.	300,492	0.6	35,391,948
Other Securities		3.8	249,387,164
		4.9	317,601,218
Household & Personal Products 1.8%
The Procter & Gamble Co.	846,819	1.0	64,680,035
Other Securities		0.8	51,479,193
		1.8	116,159,228
Insurance 3.0%
Other Securities		3.0	199,138,282
Materials 3.2%
Other Securities		3.2	207,035,591
Media 3.4%
Comcast Corp., Class A	781,623	0.8	48,945,232
The Walt Disney Co.	487,560	0.8	55,455,075
Other Securities		1.8	120,370,143
		3.4	224,770,450
See financial notes    25

Schwab 1000 Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	519,726	0.5	30,949,683
Allergan plc *	123,677	0.6	38,150,644
Amgen, Inc.	238,802	0.6	37,773,700
Bristol-Myers Squibb Co.	519,939	0.5	34,289,977
Celgene Corp. *	248,040	0.5	30,436,988
Gilead Sciences, Inc.	459,344	0.8	49,668,867
Johnson & Johnson	869,187	1.3	87,813,963
Merck & Co., Inc.	884,118	0.7	48,325,890
Pfizer, Inc.	1,936,551	1.0	65,494,155
Other Securities		2.8	186,289,099
		9.3	609,192,966
Real Estate 3.7%
Other Securities		3.7	243,787,721
Retailing 5.2%
Amazon.com, Inc. *	120,241	1.1	75,258,842
The Home Depot, Inc.	402,135	0.8	49,719,971
Other Securities		3.3	217,186,017
		5.2	342,164,830
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,493,680	0.8	50,576,005
Other Securities		1.5	102,427,744
		2.3	153,003,749
Software & Services 11.8%
Alphabet, Inc., Class A *	89,988	1.0	66,356,251
Alphabet, Inc., Class C *	93,732	1.0	66,625,643
Facebook, Inc., Class A *	708,500	1.1	72,245,745
International Business Machines Corp.	282,040	0.6	39,508,163
MasterCard, Inc., Class A	312,010	0.5	30,885,870
Microsoft Corp.	2,507,338	2.0	131,986,272
Oracle Corp.	1,018,410	0.6	39,555,044
Visa, Inc., Class A	611,200	0.7	47,416,896
Other Securities		4.3	279,285,079
		11.8	773,864,963
Technology Hardware & Equipment 6.1%
Apple, Inc.	1,788,174	3.3	213,686,793
Cisco Systems, Inc.	1,599,015	0.7	46,131,583
QUALCOMM, Inc.	492,478	0.4	29,263,043
Other Securities		1.7	110,916,054
		6.1	399,997,473
Telecommunication Services 2.2%
AT&T, Inc.	1,926,241	1.0	64,548,336
Verizon Communications, Inc.	1,272,057	0.9	59,634,032
Other Securities		0.3	21,151,982
		2.2	145,334,350
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Other Securities		2.2	141,970,234
Utilities 3.0%
Other Securities		3.0	198,415,443
Total Common Stock
(Cost $2,065,086,022)			6,513,773,763

Other Investment Companies 0.7% of net assets
Money Market Fund 0.4%
Other Securities		0.4	24,392,194
Securities Lending Collateral 0.3%
Other Securities		0.3	21,026,600
Total Other Investment Companies
(Cost $45,418,794)			45,418,794

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,085,831,624 and the unrealized appreciation and depreciation were $4,556,700,963 and ($83,340,030), respectively, with a net unrealized appreciation of $4,473,360,933.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,468,476.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	225	23,329,125	1,436,202

26    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,513,773,763	$—	$—	$6,513,773,763
Other Investment Companies[1]	45,418,794	—	—	45,418,794
Total	$6,559,192,557	$—	$—	$6,559,192,557
Other Financial Instruments
Futures Contracts[2]	$1,436,202	$—	$—	$1,436,202
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    27

Schwab 1000 Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$11,453,088
Investments in unaffiliated issuers, at value (cost $2,087,268,864) including securities on loan of $20,468,476		6,526,712,869
Collateral invested for securities on loan, at value (cost $21,026,600)	+	21,026,600
Total investments, at value (cost $2,110,504,816)		6,559,192,557
Deposit with broker for futures contracts		2,645,000
Receivables:
Investments sold		2,555,020
Dividends		6,944,993
Fund shares sold		1,861,039
Income from securities on loan		7,149
Prepaid expenses	+	51,551
Total assets		6,573,257,309
Liabilities
Collateral held for securities on loan		21,026,600
Payables:
Investment adviser and administrator fees		191,023
Shareholder service fees		104,540
Fund shares redeemed		1,713,160
Variation margin on futures contracts		104,625
Accrued expenses	+	194,105
Total liabilities		23,334,053
Net Assets
Total assets		6,573,257,309
Total liabilities	–	23,334,053
Net assets		$6,549,923,256
Net Assets by Source
Capital received from investors		1,719,572,429
Net investment income not yet distributed		92,741,182
Net realized capital gains		287,485,702
Net unrealized capital appreciation		4,450,123,943

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,549,923,256		122,043,407		$53.67

28    See financial notes

Schwab 1000 Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated issuer		$86,800
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $15,174)		135,824,860
Interest		452
Securities on loan	+	566,702
Total investment income		136,478,814
Expenses
Investment adviser and administrator fees		14,623,547
Shareholder service fees		6,378,884
Shareholder reports		207,471
Portfolio accounting fees		165,519
Custodian fees		112,441
Transfer agent fees		91,713
Professional fees		70,963
Independent trustees' fees		57,273
Registration fees		37,894
Proxy fees		32,215
Interest expense		296
Other expenses	+	197,505
Total expenses		21,975,721
Expense reduction by CSIM and its affiliates	–	2,770,669
Net expenses	–	19,205,052
Net investment income		117,273,762
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		197,850
Net realized gains on unaffiliated issuers		262,649,898
Net realized gains on futures contracts	+	1,030,367
Net realized gains		263,878,115
Net change in unrealized appreciation (depreciation) on affiliated issuer		523,211
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(79,848,109)
Net change in unrealized appreciation (depreciation) on futures contracts	+	635,351
Net change in unrealized appreciation (depreciation)	+	(78,689,547)
Net realized and unrealized gains		185,188,568
Increase in net assets resulting from operations		$302,462,330
See financial notes    29

Schwab 1000 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$117,273,762	$102,452,866
Net realized gains		263,878,115	177,941,436
Net change in unrealized appreciation (depreciation)	+	(78,689,547)	660,921,380
Increase in net assets from operations		302,462,330	941,315,682
Distributions to Shareholders
Distributions from net investment income		(105,608,703)	(91,043,881)
Distributions from net realized gains	+	(176,669,683)	(182,379,726)
Total distributions		($282,278,386)	($273,423,607)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,572,420	$453,508,106	8,474,992	$424,679,163
Shares reinvested		4,867,270	244,385,619	5,073,441	236,878,978
Shares redeemed	+	(14,211,205)	(754,521,955)	(12,594,623)	(630,314,274)
Net transactions in fund shares		(771,515)	($56,628,230)	953,810	$31,243,867
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,814,922	$6,586,367,542	121,861,112	$5,887,231,600
Total increase or decrease	+	(771,515)	(36,444,286)	953,810	699,135,942
End of period		122,043,407	$6,549,923,256	122,814,922	$6,586,367,542
Net investment income not yet distributed			$92,741,182		$82,633,843
30    See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$28.13	$27.62	$21.26	$20.55	$19.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.35	0.42	0.33	0.25
Net realized and unrealized gains (losses)	(0.34)	1.76	6.94	1.89	1.37
Total from investment operations	0.04	2.11	7.36	2.22	1.62
Less distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.50)	(0.35)	(0.20)
Distributions from net realized gains	(1.54)	(1.29)	(0.50)	(1.16)	(0.05)
Total distributions	(1.88)	(1.60)	(1.00)	(1.51)	(0.25)
Net asset value at end of period	$26.29	$28.13	$27.62	$21.26	$20.55
Total return	0.36%	8.08%	36.23%	11.87%	8.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17%	0.17%	0.17%	0.17%	0.19%
Gross operating expenses	0.20%	0.21%	0.20%	0.21%	0.19%
Net investment income (loss)	1.37%	1.27%	1.76%	1.63%	1.18%
Portfolio turnover rate	17%	12%	11%	41% [2]	26%
Net assets, end of period (x 1,000,000)	$2,607	$2,567	$2,351	$1,675	$1,502

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.
See financial notes    31

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,996,193,500	2,590,361,425
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
6.4%	Other Investment Company	166,858,920	166,858,920
0.4%	Short-Term Investment	10,766,144	10,766,144
106.2%	Total Investments	2,174,139,478	2,768,307,403
(6.2%)	Other Assets and Liabilities, Net		(161,052,176)
100.0%	Net Assets		2,607,255,227

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
Tenneco, Inc. *	91,428	0.2	5,173,911
Other Securities		1.0	26,951,806
		1.2	32,125,717
Banks 11.2%
Bank of the Ozarks, Inc.	116,159	0.2	5,810,273
Investors Bancorp, Inc.	528,352	0.3	6,609,683
PrivateBancorp, Inc.	118,776	0.2	4,968,400
Prosperity Bancshares, Inc.	104,295	0.2	5,358,677
Umpqua Holdings Corp.	331,688	0.2	5,539,190
Webster Financial Corp.	136,127	0.2	5,050,312
Other Securities		9.9	257,811,194
		11.2	291,147,729
Capital Goods 7.2%
Curtiss-Wright Corp.	71,640	0.2	4,983,278
Other Securities		7.0	181,918,115
		7.2	186,901,393
Commercial & Professional Supplies 3.6%
Other Securities		3.6	93,016,620
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 2.5%
Other Securities		2.5	64,598,468
Consumer Services 4.4%
Vail Resorts, Inc.	54,771	0.2	6,253,205
Other Securities		4.2	108,138,991
		4.4	114,392,196
Diversified Financials 2.2%
MarketAxess Holdings, Inc.	55,422	0.2	5,614,803
Other Securities		2.0	51,075,328
		2.2	56,690,131
Energy 3.0%
Other Securities		3.0	79,416,926
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	57,506	0.2	6,108,287
Other Securities		0.7	16,953,170
		0.9	23,061,457
Food, Beverage & Tobacco 2.1%
Post Holdings, Inc. *	92,699	0.2	5,957,765
TreeHouse Foods, Inc. *	63,252	0.2	5,416,901
Other Securities		1.7	44,017,196
		2.1	55,391,862
Health Care Equipment & Services 6.7%
Amsurg Corp. *	72,053	0.2	5,050,195
STERIS Corp. (c)	126,127	0.4	9,453,219
Team Health Holdings, Inc. *	106,058	0.2	6,328,481
WellCare Health Plans, Inc. *	65,906	0.2	5,839,272
West Pharmaceutical Services, Inc.	108,532	0.2	6,513,005
Other Securities		5.5	142,750,917
		6.7	175,935,089
Household & Personal Products 0.4%
Other Securities		0.4	9,962,853
Insurance 2.6%
CNO Financial Group, Inc.	296,168	0.2	5,689,387
First American Financial Corp.	162,900	0.3	6,211,377
Other Securities		2.1	55,487,923
		2.6	67,388,687
Materials 3.8%
Berry Plastics Group, Inc. *	180,257	0.2	6,038,609
Other Securities		3.6	92,302,355
		3.8	98,340,964
Media 1.6%
Other Securities		1.6	41,322,125
32    See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Anacor Pharmaceuticals, Inc. *	62,396	0.3	7,013,934
Dyax Corp. *	221,213	0.2	6,089,994
Neurocrine Biosciences, Inc. *	129,903	0.3	6,376,938
PAREXEL International Corp. *	82,880	0.2	5,231,386
Ultragenyx Pharmaceutical, Inc. *	57,341	0.2	5,696,828
Other Securities		7.1	185,537,036
		8.3	215,946,116
Real Estate 9.6%
CubeSmart	247,243	0.3	6,878,300
DCT Industrial Trust, Inc.	133,626	0.2	4,960,197
Highwoods Properties, Inc.	138,207	0.2	6,005,094
LaSalle Hotel Properties	168,379	0.2	4,952,026
Sovran Self Storage, Inc.	53,417	0.2	5,334,756
Strategic Hotels & Resorts, Inc. *	407,984	0.2	5,752,574
Other Securities		8.3	217,627,491
		9.6	251,510,438
Retailing 4.3%
Burlington Stores, Inc. *	113,791	0.2	5,471,071
Pool Corp.	65,028	0.2	5,302,383
Restoration Hardware Holdings, Inc. *	49,241	0.2	5,076,255
Other Securities		3.7	96,812,260
		4.3	112,661,969
Semiconductors & Semiconductor Equipment 3.3%
Cavium, Inc. *	82,300	0.2	5,839,185
Integrated Device Technology, Inc. *	220,089	0.2	5,612,269
Microsemi Corp. *	141,981	0.2	5,112,736
Other Securities		2.7	68,765,210
		3.3	85,329,400
Software & Services 9.4%
Aspen Technology, Inc. *	128,199	0.2	5,306,157
EPAM Systems, Inc. *	72,383	0.2	5,598,825
Euronet Worldwide, Inc. *	76,982	0.2	6,177,036
Guidewire Software, Inc. *	103,927	0.2	6,051,669
j2 Global, Inc.	71,228	0.2	5,523,731
Manhattan Associates, Inc. *	111,088	0.3	8,092,761
MAXIMUS, Inc.	98,817	0.3	6,739,319
Tyler Technologies, Inc. *	49,952	0.3	8,509,823
Other Securities		7.5	194,065,371
		9.4	246,064,692
Technology Hardware & Equipment 4.9%
Other Securities		4.9	127,971,040
Telecommunication Services 0.9%
Other Securities		0.9	22,811,868
Transportation 1.5%
Other Securities		1.5	40,418,673
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.8%
IDACORP, Inc.	76,243	0.2	5,096,845
Piedmont Natural Gas Co., Inc.	117,906	0.3	6,757,193
Other Securities		3.3	86,100,974
		3.8	97,955,012
Total Common Stock
(Cost $1,996,193,500)			2,590,361,425

Rights 0.0% of net assets
Automobiles & Components 0.0%
Other Securities		0.0	107,470
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	213,444
Total Rights
(Cost $320,914)			320,914

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Company 6.4% of net assets
Securities Lending Collateral 6.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	166,858,920	6.4	166,858,920
Total Other Investment Company
(Cost $166,858,920)			166,858,920
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp. 0.03%, 11/02/15	10,766,144	0.4	10,766,144
Total Short-Term Investment
(Cost $10,766,144)			10,766,144

End of Investments.

See financial notes    33

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings continued

At 10/31/15, the tax basis cost of the fund's investments was $2,184,722,405 and the unrealized appreciation and depreciation were $844,629,291 and ($261,044,293), respectively, with a net unrealized appreciation of $583,584,998.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $161,902,253.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	106	12,277,980	45,208

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,344,296,733	$—	$—	$2,344,296,733
Software & Services	246,011,670	—	53,022	246,064,692
Rights [1]	—	—	320,914	320,914
Warrants [1]	—	—	—	—
Other Investment Company[1]	166,858,920	—	—	166,858,920
Short-Term Investment[1]	—	10,766,144	—	10,766,144
Total	$2,757,167,323	$10,766,144	$373,936	$2,768,307,403
Other Financial Instruments
Futures Contracts[2]	$45,208	$—	$—	$45,208
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock	$—	$—	($111,917)	$164,939	$—	$—	$—	$53,022
Rights	320,914	—	—	—	—	—	—	320,914
Total	$320,914	$—	($111,917)	$164,939	$—	$—	$—	$373,936
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($111,917).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
34    See financial notes

Schwab Small-Cap Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $2,007,280,558) including securities on loan of $161,902,253		$2,601,448,483
Collateral invested for securities on loan, at value (cost $166,858,920)	+	166,858,920
Total investments, at value (cost $2,174,139,478)		2,768,307,403
Deposit with broker for futures contracts		1,759,500
Receivables:
Investments sold		4,080,558
Fund shares sold		3,309,059
Dividends		972,705
Income from securities on loan		557,406
Receivable from investment adviser		623
Interest		17
Prepaid expenses	+	33,217
Total assets		2,779,020,488
Liabilities
Collateral held for securities on loan		166,858,920
Payables:
Investment adviser and administrator fees		47,709
Shareholder service fees		8,569
Fund shares redeemed		4,549,845
Variation margin on futures contracts		31,647
Accrued expenses	+	268,571
Total liabilities		171,765,261
Net Assets
Total assets		2,779,020,488
Total liabilities	–	171,765,261
Net assets		$2,607,255,227
Net Assets by Source
Capital received from investors		1,863,086,383
Net investment income not yet distributed		26,542,110
Net realized capital gains		123,413,601
Net unrealized capital appreciation		594,213,133

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,607,255,227		99,169,772		$26.29

See financial notes    35

Schwab Small-Cap Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $16,606)		$35,118,776
Interest		8,733
Securities on loan	+	5,782,041
Total investment income		40,909,550
Expenses
Investment adviser and administrator fees		3,971,644
Shareholder service fees		506,320
Index fees		343,832
Shareholder reports		117,626
Portfolio accounting fees		111,528
Transfer agent fees		63,024
Registration fees		60,922
Custodian fees		60,767
Professional fees		49,359
Proxy fees		21,763
Independent trustees' fees		19,364
Interest expense		1,215
Other expenses	+	71,681
Total expenses		5,399,045
Expense reduction by CSIM and its affiliates	–	875,132
Net expenses	–	4,523,913
Net investment income		36,385,637
Realized and Unrealized Gains (Losses)
Net realized gains on investments		127,593,996
Net realized gains on futures contracts		1,816,045
Net realized losses on foreign currency transactions	+	(237)
Net realized gains		129,409,804
Net change in unrealized appreciation (depreciation) on investments		(161,730,493)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(157,690)
Net change in unrealized appreciation (depreciation)	+	(161,888,183)
Net realized and unrealized losses		(32,478,379)
Increase in net assets resulting from operations		$3,907,258
36    See financial notes

Schwab Small-Cap Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$36,385,637	$31,769,876
Net realized gains		129,409,804	144,072,375
Net change in unrealized appreciation (depreciation)	+	(161,888,183)	15,102,446
Increase in net assets from operations		3,907,258	190,944,697
Distributions to Shareholders
Distributions from net investment income		(31,478,925)	(26,168,327)
Distributions from net realized gains	+	(140,885,597)	(110,361,333)
Total distributions		($172,364,522)	($136,529,660)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,816,080	$620,636,969	19,513,159	$532,426,174
Shares reinvested		6,143,892	156,607,812	4,820,637	125,963,244
Shares redeemed	+	(21,022,054)	(568,337,329)	(18,247,583)	(497,352,580)
Net transactions in fund shares		7,937,918	$208,907,452	6,086,213	$161,036,838
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,231,854	$2,566,805,039	85,145,641	$2,351,353,164
Total increase	+	7,937,918	40,450,188	6,086,213	215,451,875
End of period		99,169,772	$2,607,255,227	91,231,854	$2,566,805,039
Net investment income not yet distributed			$26,542,110		$22,176,318
See financial notes    37

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$36.96	$32.53	$25.80	$22.92	$21.57
Income (loss) from investment operations:
Net investment income (loss)	0.72 [1]	0.60	0.57	0.47	0.41
Net realized and unrealized gains (losses)	0.83	4.49	6.70	2.83	1.33
Total from investment operations	1.55	5.09	7.27	3.30	1.74
Less distributions:
Distributions from net investment income	(0.61)	(0.51)	(0.54)	(0.42)	(0.39)
Distributions from net realized gains	(0.21)	(0.15)	—	—	—
Total distributions	(0.82)	(0.66)	(0.54)	(0.42)	(0.39)
Net asset value at end of period	$37.69	$36.96	$32.53	$25.80	$22.92
Total return	4.36%	15.93%	28.76%	14.71%	8.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.11%	0.10%	0.10%	0.10%	0.11%
Net investment income (loss)	1.92%	1.79%	2.02%	2.02%	1.79%
Portfolio turnover rate	2%	1%	2%	3%	1%
Net assets, end of period (x 1,000,000)	$4,477	$4,049	$3,183	$2,240	$1,747

1
Calculated based on the average shares outstanding during the period.
38    See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,804,713,777	4,440,133,759
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
0.8%	Other Investment Company	36,468,372	36,468,372
1.5%	Short-Term Investments	67,205,632	67,205,632
101.5%	Total Investments	2,908,420,763	4,543,840,523
(1.5%)	Other Assets and Liabilities, Net		(66,982,719)
100.0%	Net Assets		4,476,857,804

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	51,751,144
Banks 6.0%
Bank of America Corp.	2,052,101	0.8	34,434,255
Citigroup, Inc.	591,989	0.7	31,476,055
JPMorgan Chase & Co.	727,563	1.0	46,745,923
Wells Fargo & Co.	918,113	1.1	49,706,638
Other Securities		2.4	107,999,194
		6.0	270,362,065
Capital Goods 7.4%
3M Co.	122,357	0.4	19,235,744
General Electric Co.	1,978,012	1.3	57,204,107
The Boeing Co.	125,636	0.4	18,602,923
Other Securities		5.3	236,513,979
		7.4	331,556,753
Commercial & Professional Supplies 1.1%
Other Securities		1.1	48,329,463
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 1.6%
Other Securities		1.6	73,744,458
Consumer Services 2.3%
McDonald's Corp.	183,940	0.5	20,647,265
Other Securities		1.8	82,952,324
		2.3	103,599,589
Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	368,002	1.1	50,055,632
The Charles Schwab Corp. (a)	240,126	0.2	7,328,646
Other Securities		3.3	146,609,159
		4.6	203,993,437
Energy 6.5%
Chevron Corp.	369,023	0.8	33,536,810
Exxon Mobil Corp.	819,399	1.5	67,797,073
Schlumberger Ltd.	246,103	0.4	19,235,411
Other Securities		3.8	168,602,393
		6.5	289,171,687
Food & Staples Retailing 1.9%
CVS Health Corp.	218,937	0.5	21,626,597
Other Securities		1.4	65,015,889
		1.9	86,642,486
Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	381,823	0.5	23,088,837
PepsiCo, Inc.	287,358	0.7	29,365,114
Philip Morris International, Inc.	304,009	0.6	26,874,396
The Coca-Cola Co.	764,614	0.7	32,381,403
Other Securities		2.3	104,276,201
		4.8	215,985,951
Health Care Equipment & Services 4.9%
Medtronic plc	275,688	0.4	20,378,857
UnitedHealth Group, Inc.	186,481	0.5	21,963,732
Other Securities		4.0	178,000,544
		4.9	220,343,133
Household & Personal Products 1.7%
The Procter & Gamble Co.	533,724	0.9	40,765,839
Other Securities		0.8	34,670,956
		1.7	75,436,795
Insurance 3.1%
Other Securities		3.1	136,996,720
Materials 3.2%
Other Securities		3.2	145,020,545
See financial notes    39

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 3.3%
Comcast Corp., Class A	481,860	0.7	30,174,073
The Walt Disney Co.	302,439	0.8	34,399,412
Other Securities		1.8	83,307,417
		3.3	147,880,902
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	322,096	0.4	19,180,817
Allergan plc *	77,087	0.5	23,779,027
Amgen, Inc.	150,989	0.6	23,883,440
Bristol-Myers Squibb Co.	326,953	0.5	21,562,550
Celgene Corp. *	155,562	0.4	19,089,013
Gilead Sciences, Inc.	289,192	0.7	31,270,331
Johnson & Johnson	544,109	1.2	54,971,332
Merck & Co., Inc.	556,516	0.7	30,419,165
Pfizer, Inc.	1,213,725	0.9	41,048,179
Other Securities		3.3	146,409,528
		9.2	411,613,382
Real Estate 4.2%
Other Securities		4.2	185,706,820
Retailing 5.1%
Amazon.com, Inc. *	75,225	1.0	47,083,327
The Home Depot, Inc.	251,963	0.7	31,152,705
Other Securities		3.4	150,623,627
		5.1	228,859,659
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	931,897	0.7	31,554,032
Other Securities		1.7	75,354,173
		2.4	106,908,205
Software & Services 11.5%
Alphabet, Inc., Class A *	57,076	0.9	42,087,272
Alphabet, Inc., Class C *	58,027	0.9	41,246,172
Facebook, Inc., Class A *	444,207	1.0	45,295,788
International Business Machines Corp.	176,151	0.6	24,675,232
MasterCard, Inc., Class A	195,156	0.4	19,318,492
Microsoft Corp.	1,569,518	1.8	82,619,428
Oracle Corp.	636,313	0.6	24,714,397
Visa, Inc., Class A	381,804	0.7	29,620,354
Other Securities		4.6	203,872,224
		11.5	513,449,359
Technology Hardware & Equipment 6.0%
Apple, Inc.	1,122,262	3.0	134,110,309
Cisco Systems, Inc.	992,840	0.7	28,643,434
QUALCOMM, Inc.	305,839	0.4	18,172,953
Other Securities		1.9	86,777,322
		6.0	267,704,018
Telecommunication Services 2.1%
AT&T, Inc.	1,200,507	0.9	40,228,990
Verizon Communications, Inc.	795,069	0.8	37,272,835
Other Securities		0.4	17,633,916
		2.1	95,135,741
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	95,507,598
Utilities 3.0%
Other Securities		3.0	134,433,849
Total Common Stock
(Cost $2,804,713,777)			4,440,133,759

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—
Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	32,760
Total Rights
(Cost $32,982)			32,760

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Company 0.8% of net assets
Securities Lending Collateral 0.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	36,468,372	0.8	36,468,372
Total Other Investment Company
(Cost $36,468,372)			36,468,372
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.5% of net assets
Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd. 0.03%, 11/02/15	44,948,979	1.0	44,948,979
Wells Fargo 0.03%, 11/02/15	22,256,653	0.5	22,256,653
Total Short-Term Investments
(Cost $67,205,632)			67,205,632

End of Investments.

40    See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings continued

At 10/31/15, the tax basis cost of the fund's investments was $2,925,724,612 and the unrealized appreciation and depreciation were $1,756,538,810 and ($138,422,899), respectively, with a net unrealized appreciation of $1,618,115,911.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $35,642,649.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	35	4,054,050	52,723
S&P 500 Index, e-mini, Long, expires 12/18/15	230	23,847,550	1,048,233
Net Unrealized Appreciation			1,100,956

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,440,133,759	$—	$—	$4,440,133,759
Rights [1]	—	—	32,760	32,760
Warrants [1]	—	—	—	—
Other Investment Company[1]	36,468,372	—	—	36,468,372
Short-Term Investments[1]	—	67,205,632	—	67,205,632
Total	$4,476,602,131	$67,205,632	$32,760	$4,543,840,523
Other Financial Instruments
Futures Contracts[2]	$1,100,956	$—	$—	$1,100,956
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock	$—	($22,235)	$22,235	$—	$—	$—	$—	$—
Rights	32,760	—	—	—	—	—	—	32,760
Total	$32,760	($22,235)	$22,235	$—	$—	$—	$—	$32,760
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    41

Schwab Total Stock Market Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investment in affiliated issuer, at value (cost $5,067,611)		$7,328,646
Investments in unaffiliated issuers, at value (cost $2,866,884,780) including securities on loan of $35,642,649		4,500,043,505
Collateral invested for securities on loan, at value (cost $36,468,372)	+	36,468,372
Total investments, at value (cost $2,908,420,763)		4,543,840,523
Deposit with broker for futures contracts		2,732,000
Receivables:
Investments sold		1,456,939
Fund shares sold		4,883,608
Dividends		4,416,446
Income from securities on loan		95,875
Interest		112
Prepaid expenses	+	49,491
Total assets		4,557,474,994
Liabilities
Collateral held for securities on loan		36,468,372
Payables:
Investments bought		41,436,263
Investment adviser and administrator fees		22,420
Shareholder service fees		14,194
Fund shares redeemed		2,139,246
Variation margin on futures contracts		116,050
Accrued expenses	+	420,645
Total liabilities		80,617,190
Net Assets
Total assets		4,557,474,994
Total liabilities	–	80,617,190
Net assets		$4,476,857,804
Net Assets by Source
Capital received from investors		2,754,963,316
Net investment income not yet distributed		69,554,519
Net realized capital gains		15,819,253
Net unrealized capital appreciation		1,636,520,716

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,476,857,804		118,777,377		$37.69

42    See financial notes

Schwab Total Stock Market Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated issuer		$52,290
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $11,101)		86,854,870
Interest		15,040
Securities on loan	+	999,589
Total investment income		87,921,789
Expenses
Investment adviser and administrator fees		2,624,219
Shareholder service fees		836,426
Index fees		787,602
Portfolio accounting fees		149,016
Shareholder reports		114,250
Transfer agent fees		113,965
Registration fees		113,810
Custodian fees		85,047
Professional fees		56,063
Independent trustees' fees		27,638
Proxy fees		23,358
Interest expense		649
Other expenses	+	94,608
Total expenses		5,026,651
Expense reduction by CSIM and its affiliates	–	1,066,591
Net expenses	–	3,960,060
Net investment income		83,961,729
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		32,945,196
Net realized gains on futures contracts	+	4,857,320
Net realized gains		37,802,516
Net change in unrealized appreciation (depreciation) on affiliated issuer		380,230
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		57,260,087
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,132,385)
Net change in unrealized appreciation (depreciation)	+	56,507,932
Net realized and unrealized gains		94,310,448
Increase in net assets resulting from operations		$178,272,177
See financial notes    43

Schwab Total Stock Market Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$83,961,729	$64,653,328
Net realized gains		37,802,516	17,885,455
Net change in unrealized appreciation (depreciation)	+	56,507,932	449,857,647
Increase in net assets from operations		178,272,177	532,396,430
Distributions to Shareholders
Distributions from net investment income		(68,099,121)	(50,022,427)
Distributions from net realized gains	+	(23,418,312)	(14,754,888)
Total distributions		($91,517,433)	($64,777,315)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,753,855	$920,238,549	24,674,667	$847,448,914
Shares reinvested		2,076,130	73,370,427	1,621,857	52,337,326
Shares redeemed	+	(17,609,468)	(652,741,483)	(14,599,314)	(501,556,679)
Net transactions in fund shares		9,220,517	$340,867,493	11,697,210	$398,229,561
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,556,860	$4,049,235,567	97,859,650	$3,183,386,891
Total increase	+	9,220,517	427,622,237	11,697,210	865,848,676
End of period		118,777,377	$4,476,857,804	109,556,860	$4,049,235,567
Net investment income not yet distributed			$69,554,519		$53,845,311
44    See financial notes

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$19.42	$19.92	$16.32	$16.02	$17.31
Income (loss) from investment operations:
Net investment income (loss)	0.54 [1]	0.64	0.49	0.57	0.57
Net realized and unrealized gains (losses)	(0.86)	(0.63)	3.69	0.33	(1.38)
Total from investment operations	(0.32)	0.01	4.18	0.90	(0.81)
Less distributions:
Distributions from net investment income	(0.61)	(0.51)	(0.58)	(0.60)	(0.48)
Net asset value at end of period	$18.49	$19.42	$19.92	$16.32	$16.02
Total return	(1.53%)	0.09%	26.40%	6.07%	(4.83%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.23%	0.23%	0.23%	0.23%	0.21%
Net investment income (loss)	2.82%	3.42%	2.88%	3.66%	3.26%
Portfolio turnover rate	7%	2%	5%	31% [2]	10%
Net assets, end of period (x 1,000,000)	$2,844	$2,699	$2,205	$1,415	$1,375

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.
See financial notes    45

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	2,378,291,644	2,781,955,810
0.5%	Preferred Stock	15,443,474	14,364,962
0.4%	Other Investment Company	12,250,477	12,250,477
1.2%	Short-Term Investments	32,604,445	32,604,445
99.9%	Total Investments	2,438,590,040	2,841,175,694
0.1%	Other Assets and Liabilities, Net		3,157,769
100.0%	Net Assets		2,844,333,463

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.8% of net assets
Australia 6.2%
Australia & New Zealand Banking Group Ltd.	618,955	0.4	11,970,769
Commonwealth Bank of Australia	379,463	0.7	20,604,067
National Australia Bank Ltd.	585,298	0.5	12,498,831
Westpac Banking Corp.	685,727	0.5	15,273,888
Other Securities		4.1	115,450,893
		6.2	175,798,448
Austria 0.2%
Other Securities		0.2	4,791,333
Belgium 1.3%
Anheuser-Busch InBev N.V.	179,808	0.7	21,455,518
Other Securities		0.6	16,401,624
		1.3	37,857,142
Denmark 1.7%
Novo Nordisk A/S, Class B	436,977	0.8	23,204,996
Other Securities		0.9	24,466,910
		1.7	47,671,906
Finland 0.9%
Other Securities		0.9	24,783,650
Security	Number of Shares	% of Net Assets	Value ($)
France 9.9%
BNP Paribas S.A.	236,121	0.5	14,308,271
Sanofi	262,431	0.9	26,472,942
Total S.A.	481,485	0.8	23,284,046
Other Securities		7.7	218,755,735
		9.9	282,820,994
Germany 8.5%
Allianz SE - Reg'd	101,698	0.6	17,804,037
BASF SE	205,226	0.6	16,812,899
Bayer AG - Reg'd	184,438	0.9	24,592,116
Daimler AG - Reg'd	214,576	0.6	18,606,685
Deutsche Telekom AG - Reg'd	708,212	0.5	13,265,934
SAP SE	219,158	0.6	17,277,334
Siemens AG - Reg'd	176,926	0.6	17,771,179
Other Securities		4.1	116,137,458
		8.5	242,267,642
Hong Kong 3.0%
AIA Group Ltd.	2,700,400	0.6	15,833,335
Other Securities		2.4	69,441,284
		3.0	85,274,619
Ireland 0.4%
Other Securities		0.4	12,041,687
Israel 0.6%
Other Securities		0.6	17,004,718
Italy 2.4%
Other Securities		2.4	66,872,882
Japan 22.6%
Honda Motor Co., Ltd.	362,839	0.4	12,002,872
Mitsubishi UFJ Financial Group, Inc.	2,836,309	0.7	18,343,913
SoftBank Group Corp.	214,200	0.4	12,001,178
Toyota Motor Corp.	608,803	1.3	37,297,969
Other Securities		19.8	561,927,905
		22.6	641,573,837
Netherlands 2.8%
ING Groep N.V. CVA	863,791	0.4	12,571,503
Unilever N.V. CVA	363,881	0.6	16,453,833
Other Securities		1.8	50,166,383
		2.8	79,191,719
New Zealand 0.1%
Other Securities		0.1	4,073,576
Norway 0.6%
Other Securities		0.6	16,098,084
Portugal 0.1%
Other Securities		0.1	4,112,409
46    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.3%
Other Securities		1.3	36,239,515
Spain 3.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,420,594	0.4	12,222,237
Banco Santander S.A.	3,197,315	0.6	17,860,836
Telefonica S.A.	992,492	0.5	13,094,284
Other Securities		1.9	52,739,545
		3.4	95,916,902
Sweden 2.8%
Other Securities		2.8	80,088,107
Switzerland 9.2%
Nestle S.A. - Reg'd	719,332	1.9	54,938,215
Novartis AG - Reg'd	507,583	1.6	45,981,260
Roche Holding AG	156,706	1.5	42,545,501
UBS Group AG - Reg’d	815,237	0.6	16,282,261
Other Securities		3.6	103,170,897
		9.2	262,918,134
United Kingdom 19.8%
AstraZeneca plc	281,870	0.6	17,964,278
Barclays plc	3,738,239	0.5	13,318,521
BG Group plc	763,918	0.4	12,068,771
BP plc	4,078,629	0.8	24,239,233
British American Tobacco plc	416,025	0.9	24,715,858
BT Group plc	1,866,458	0.5	13,329,330
Diageo plc	562,011	0.6	16,202,737
GlaxoSmithKline plc	1,085,292	0.8	23,405,087
HSBC Holdings plc	4,354,714	1.2	34,023,230
Lloyds Banking Group plc	12,728,817	0.5	14,447,337
National Grid plc	835,111	0.4	11,896,053
Prudential plc	573,911	0.5	13,404,539
Reckitt Benckiser Group plc	143,178	0.5	13,972,806
Royal Dutch Shell plc, A Shares	862,532	0.8	22,518,423
Royal Dutch Shell plc, B Shares	538,661	0.5	14,104,777
SABMiller plc	216,502	0.4	13,298,284
Unilever plc	286,445	0.4	12,754,964
Vodafone Group plc	5,916,316	0.7	19,470,195
Other Securities		8.8	249,424,083
		19.8	564,558,506
Total Common Stock
(Cost $2,378,291,644)			2,781,955,810

Preferred Stock 0.5% of net assets
Germany 0.4%
Other Securities		0.4	12,106,157
Ireland 0.0%
Other Securities		0.0	14,460
Italy 0.1%
Other Securities		0.1	2,185,383
Security	Number of Shares	% of Net Assets	Value ($)
United Kingdom 0.0%
Other Securities		0.0	58,962
Total Preferred Stock
(Cost $15,443,474)			14,364,962

Other Investment Company 0.4% of net assets
United States 0.4%
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	12,250,477	0.4	12,250,477
Total Other Investment Company
(Cost $12,250,477)			12,250,477
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.2% of net assets
Time Deposits 1.2%
Nordea Bank 0.03%, 11/02/15	28,414,324	1.0	28,414,324
Other Securities		0.2	4,190,121
		1.2
Total Short-Term Investments
(Cost $32,604,445)			32,604,445

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,465,117,613 and the unrealized appreciation and depreciation were $585,873,657 and ($209,815,576), respectively, with a net unrealized appreciation of $376,058,081.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $2,760,088,581 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,696,492.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

See financial notes    47

Schwab International Index Fund
Condensed Portfolio Holdings continued
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	400	35,142,000	266,130

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,788,075,500	$—	$1,788,075,500
Australia	923,799	173,361,097	1,513,552	175,798,448
Hong Kong	642,459	84,632,160	—	85,274,619
Ireland	646,957	11,394,730	—	12,041,687
Japan	1,539,770	640,034,067	—	641,573,837
Netherlands	30,892,232	48,299,487	—	79,191,719
Preferred Stock[1]	—	14,291,540	—	14,291,540
Ireland	—	—	14,460	14,460
United Kingdom	—	—	58,962	58,962
Other Investment Company[1]	12,250,477	—	—	12,250,477
Short-Term Investments[1]	—	32,604,445	—	32,604,445
Total	$46,895,694	$2,792,693,026	$1,586,974	$2,841,175,694
Other Financial Instruments
Futures Contracts[2]	$266,130	$—	$—	$266,130
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
48    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock
Australia	$—	($5,018)	($184,871)	$1,075,438	($98,645)	$726,648	$—	$1,513,552
Preferred Stock
Ireland	—	—	(61)	14,521	—	—	—	14,460
United Kingdom	54,362	—	174	58,972	(54,546)	—	—	58,962
Total	$54,362	($5,018)	($184,758)	$1,148,931	($153,191)	$726,648	$—	$1,586,974
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($245,984).
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $15,239,330 and $25,033,151 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended October 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.
See financial notes    49

Schwab International Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $2,426,339,563) including securities on loan of $11,696,492		$2,828,925,217
Collateral invested for securities on loan, at value (cost $12,250,477)	+	12,250,477
Total investments, at value (cost $2,438,590,040)		2,841,175,694
Foreign currency, at value (cost $296)		296
Deposit with broker for futures contracts		2,906,250
Receivables:
Dividends		5,741,925
Fund shares sold		5,289,677
Foreign tax reclaims		3,088,379
Income from securities on loan		45,250
Interest		53
Prepaid expenses	+	37,397
Total assets		2,858,284,921
Liabilities
Collateral held for securities on loan		12,250,477
Payables:
Investments bought		58,962
Investment adviser and administrator fees		55,301
Shareholder service fees		9,587
Fund shares redeemed		1,002,919
Variation margin on futures contracts		66,999
Accrued expenses	+	507,213
Total liabilities		13,951,458
Net Assets
Total assets		2,858,284,921
Total liabilities	–	13,951,458
Net assets		$2,844,333,463
Net Assets by Source
Capital received from investors		2,473,378,730
Net investment income not yet distributed		53,167,370
Net realized capital losses		(84,862,391)
Net unrealized capital appreciation		402,649,754

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,844,333,463		153,799,932		$18.49

50    See financial notes

Schwab International Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $7,152,128)		$81,417,874
Interest		21,435
Securities on loan	+	1,224,253
Total investment income		82,663,562
Expenses
Investment adviser and administrator fees		4,117,720
Shareholder service fees		522,015
Custodian fees		499,487
Index fees		492,230
Portfolio accounting fees		124,477
Shareholder reports		116,365
Registration fees		87,425
Transfer agent fees		66,500
Professional fees		58,059
Proxy fees		21,046
Independent trustees' fees		19,912
Interest expense		2,867
Other expenses	+	115,906
Total expenses		6,244,009
Expense reduction by CSIM and its affiliates	–	1,004,356
Net expenses	–	5,239,653
Net investment income		77,423,909
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(55,422,925)
Net realized losses on futures contracts		(3,870,346)
Net realized losses on foreign currency transactions	+	(951,814)
Net realized losses		(60,245,085)
Net change in unrealized appreciation (depreciation) on investments		(75,150,637)
Net change in unrealized appreciation (depreciation) on futures contracts		(3,346,459)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	47,896
Net change in unrealized appreciation (depreciation)	+	(78,449,200)
Net realized and unrealized losses		(138,694,285)
Decrease in net assets resulting from operations		($61,270,376)
See financial notes    51

Schwab International Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$77,423,909	$84,259,509
Net realized gains (losses)		(60,245,085)	4,104,131
Net change in unrealized appreciation (depreciation)	+	(78,449,200)	(94,041,773)
Decrease in net assets from operations		(61,270,376)	(5,678,133)
Distributions to Shareholders
Distributions from net investment income		($87,032,492)	($56,954,638)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		59,133,426	$1,111,348,958	42,892,587	$850,934,554
Shares reinvested		4,061,536	72,539,032	2,686,474	50,828,092
Shares redeemed	+	(48,379,691)	(890,397,689)	(17,254,418)	(344,646,661)
Net transactions in fund shares		14,815,271	$293,490,301	28,324,643	$557,115,985
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,984,661	$2,699,146,030	110,660,018	$2,204,662,816
Total increase	+	14,815,271	145,187,433	28,324,643	494,483,214
End of period		153,799,932	$2,844,333,463	138,984,661	$2,699,146,030
Net investment income not yet distributed			$53,167,370		$62,675,606
52    See financial notes

Schwab Equity Index Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab ® Monthly Income Fund – Moderate Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund – Enhanced Payout
Schwab Dividend Equity Fund™	Schwab ® Monthly Income Fund – Maximum Payout
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™	Schwab Investments (organized October 26, 1990)
Schwab Hedged Equity Fund™	Schwab 1000 Index Fund
Schwab Financial Services Fund™	Schwab Short-Term Bond Market Fund™
Schwab Health Care Fund™	Schwab Intermediate-Term Bond Fund™
Schwab ® International Core Equity Fund	Schwab Total Bond Market Fund™
Schwab Target 2010 Fund	Schwab GNMA Fund™
Schwab Target 2015 Fund	Schwab ® Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund™
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund™
Schwab Target 2030 Fund	Schwab Global Real Estate Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
53

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
54

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2015 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents were approximately 15% of gross lending revenues through October 2, 2015. For the subsequent period through November 30, 2015, the total costs and expenses to be
55

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
paid to the unaffiliated lending agents range from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
The value of the securities on loan and the related collateral as of October 31, 2015, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
56

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
57

Schwab Equity Index Funds
Financial Notes (continued)
3. Risk Factors (continued):
A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—a fund’s performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—bonds or small-cap stocks, for instance—a fund’s performance also will lag those investments.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategies.
Geographic Risk. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
58

Schwab Equity Index Funds
Financial Notes (continued)
3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and each trust.
For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.06%	0.15%	0.06%	0.15%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%
59

Schwab Equity Index Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:
Fund	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Dividends Received 11/01/14 to 10/31/15
Schwab S&P 500 Index Fund	1,302,581	99,900	—	1,402,481	$42,803,720	$—	$316,939
Schwab 1000 Index Fund	367,065	19,000	(10,800)	375,265	11,453,088	197,850	86,800
Schwab Total Stock Market Index Fund	211,426	28,700	—	240,126	7,328,646	—	52,290
Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of October 31, 2015, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.9%	—%	3.8%	—%	2.8%
Schwab MarketTrack Growth Portfolio	0.9%	—%	3.9%	—%	2.4%
Schwab MarketTrack Balanced Portfolio	0.5%	—%	2.1%	—%	1.3%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.6%	—%	0.4%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Certain other related parties may own shares of the funds in this report. As of October 31, 2015, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 2.9%, 7.1% and 3.6%, respectively.
60

Schwab Equity Index Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab S&P 500 Index Fund	$25,289,140
Schwab 1000 Index Fund	15,442,624
Schwab Small-Cap Index Fund	6,586,610
Schwab Total Stock Market Index Fund	11,119,112
Schwab International Index Fund	53,288,040
During the period, the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund received a reimbursement payment of $7,233, $8,746, $8,816 and $6,008, respectively, related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds' shares in prior periods.
During the periods under which the expense was incurred, the funds were operating above their expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. Each fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
During the period prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
61

Schwab Equity Index Funds
Financial Notes (continued)
7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at October 31, 2015 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2015, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Fund	$193,895,942	1,891
Schwab 1000 Index Fund	27,125,073	267
Schwab Small-Cap Index Fund	25,802,248	217
Schwab Total Stock Market Index Fund	47,209,196	451
Schwab International Index Fund	61,572,329	685
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$1,540,712,705	$503,963,362
Schwab 1000 Index Fund	242,550,205	384,176,671
Schwab Small-Cap Index Fund	572,961,402	430,472,320
Schwab Total Stock Market Index Fund	498,718,515	98,055,163
Schwab International Index Fund	550,647,598	199,465,116
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
Schwab S&P 500 Index Fund	$266,905	$284,628
Schwab 1000 Index Fund	44,069	27,406
Schwab Small-Cap Index Fund	34,586	29,424
Schwab Total Stock Market Index Fund	50,564	75,062
Schwab International Index Fund	27,617	24,510
62

Schwab Equity Index Funds
Financial Notes (continued)
10. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Undistributed ordinary income	$357,061,921	$92,556,905	$37,022,765	$67,894,710	$70,180,852
Undistributed long-term capital gains	213,548,277	264,432,988	123,561,081	35,883,867	—
Unrealized appreciation on investments	9,712,924,583	4,556,700,963	844,629,291	1,756,538,810	585,873,657
Unrealized depreciation on investments	(605,355,519)	(83,340,030)	(261,044,293)	(138,422,899)	(209,815,576)
Other unrealized appreciation (depreciation)	—	1	—	—	(202,030)
Net unrealized appreciation (depreciation)	$9,107,569,064	$4,473,360,934	$583,584,998	$1,618,115,911	$375,856,051
The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non-taxable dividends and futures mark to market.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
October 31, 2017	$—	$—	$—	$—	$13,252,761
No expiration*	—	—	—	—	61,829,409
Total	$—	$—	$—	$—	$75,082,170
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For the year ended October 31, 2015, the funds had capital loss carryforwards utilized as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Capital loss carryforwards utilized	$187,573,938	$—	$—	$—	$—
63

Schwab Equity Index Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Current period distributions
Ordinary income	$369,772,138	$110,332,491	$41,501,610	$75,210,034	$87,032,492
Long-term capital gains	—	171,945,895	130,862,912	16,307,399	—
Return of capital	—	—	—	—	—
Prior period distributions
Ordinary income	$297,103,536	$92,284,725	$38,782,759	$50,259,453	$56,954,638
Long-term capital gains	—	181,138,882	97,746,901	14,517,862	—
Return of capital	—	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the funds made the following reclassifications:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Capital shares	$—	$—	($18)	($2)	$—
Undistributed net investment income	(3,411,365)	(1,557,720)	(540,920)	(153,400)	100,347
Net realized capital gains (losses)	3,411,365	1,557,720	540,938	153,402	(100,347)
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
64

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the funds constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) at October 31, 2015, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015
65

Other Federal Tax Information (unaudited)
Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $5,998,315 to its shareholders for the year ended October 31, 2015. The respective foreign source income on the fund is $88,570,002.
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction:
Percentage
Schwab S&P 500 Index Fund	97.17
Schwab 1000 Index Fund	100.00
Schwab Small-Cap Index Fund	50.23
Schwab Total Stock Market Index Fund	85.33
Schwab International Index Fund	—
For the fiscal year ended October 31, 2015, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Schwab S&P 500 Index Fund	$369,772,138
Schwab 1000 Index Fund	110,332,491
Schwab Small-Cap Index Fund	22,237,809
Schwab Total Stock Market Index Fund	67,348,891
Schwab International Index Fund	73,293,934
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2015:
Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	171,945,895
Schwab Small-Cap Index Fund	130,862,912
Schwab Total Stock Market Index Fund	16,307,399
Schwab International Index Fund	—
66

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreements) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 29, 2015, and
June 1, 2015, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
67

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab 1000 Index Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
68

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments prior to January 1, 2016, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
69

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

70

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
71

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States.
Small-Cap Spliced Index  An internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
72

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
73

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
74

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13810-18
00156958

Annual report dated October 31, 2015, enclosed.
Schwab Active Equity Funds

Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core
Equity Fund
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This wrapper is not part of the shareholder report.

Schwab Active Equity Funds
Annual Report
October 31, 2015
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core
Equity Fund

This page is intentionally left blank.

Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab Core Equity Fund (Ticker Symbol: SWANX)	5.61%
S&P 500® Index	5.20%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 6-7

Schwab Dividend Equity Fund (Ticker Symbol: SWDSX)	0.12%
Russell 1000 Value Index	0.53%
Fund Category: Morningstar Large Value	0.37%
Performance Details	pages 8-9

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	7.00%
Russell 1000 Growth Index	9.18%
Fund Category: Morningstar Large Growth	6.59%
Performance Details	pages 10-11

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	3.01%
Russell 2000® Index	0.34%
Fund Category: Morningstar Small Blend	-0.45%
Performance Details	pages 12-13

Schwab Hedged Equity Fund (Ticker Symbol: SWHEX)	4.84%
S&P 500® Index	5.20%
Fund Category: Morningstar Long/Short Equity	-0.14%
Performance Details	pages 14-15
Total Return for the 12 Months Ended October 31, 2015
Schwab Financial Services Fund (Ticker Symbol: SWFFX)	2.70%
S&P 1500 SuperComposite Financial Sector Index	3.62%
Fund Category: Morningstar Financial	1.59%
Performance Details	pages 16-17

Schwab Health Care Fund[1] (Ticker Symbol: SWHFX)	7.26%
Dow Jones Global Health Care Index	6.57%
Fund Category: Morningstar Health	8.77%
Performance Details	pages 18-19

Schwab International Core Equity Fund[1] (Ticker Symbol: SICNX)	2.05%
MSCI EAFE® Index (Net)[2]	-0.07%
Fund Category: Morningstar Foreign Large Blend	-1.58%
Performance Details	pages 20-21

Minimum Initial Investment[3]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Active Equity Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. The Schwab Active Equity Funds employ a disciplined investment process that involves quantitative and qualitative research. To aid in each fund’s stock selection process, the experienced investment team utilizes Schwab Equity Ratings® and Schwab’s proprietary international stock research. The funds use a bottom-up stock selection process, focusing on selecting stocks based on a company’s individual attributes.
For the 12-month reporting period ended October 31, 2015, the Schwab Active Equity Funds generated returns that in most cases reflected positive returns for U.S. stocks and flat returns for broad international equity indexes amid market volatility. For funds that invested overseas, the depreciation of foreign currencies versus the U.S. dollar reduced returns.
Despite market volatility later in the period which was stimulated by concerns about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. The lackluster global economic growth weighed on international markets, bringing about aggressive stimulus policies by several central banks across the globe. This caused many foreign currencies to depreciate versus the U.S. dollar. Reflecting these conditions, the MSCI EAFE Index (Net), which broadly represents the performance of international stocks, returned approximately -0.1%.1
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Active Equity Funds3

From the President continued

For the 12-month reporting period ended October 31, 2015, the Schwab Active Equity Funds generated returns that in most cases reflected positive returns for U.S. stocks and flat returns for broad international equity indexes amid market volatility.

Compared to their respective indexes, the Schwab International Core Equity Fund and the Schwab Small-Cap Equity Fund performed particularly well, while the Schwab Large-Cap Growth Fund and the Schwab Dividend Equity Fund were relative underperformers. For the period, large-cap stocks outperformed small-cap stocks, as the small-cap Russell 2000 Index returned approximately 0.3%, and growth stocks outperformed value stocks.
For more information about the Schwab Active Equity Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
4Schwab Active Equity Funds

Fund Management
Jonas Svallin, CFA Vice President and Head of Active Equity Products, has overall responsibility for all aspects of the management of the funds and leads the Active Equity portfolio management and research team. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 until 2009, Mr. Svallin was a principal and head portfolio manager at Algert Global (formerly, Algert Coldiron Investors). Prior to joining Algert Global, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Iain Clayton, CFA, FRM, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at Allianz Global Investors (formerly RCM Capital Management) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst/assistant portfolio manager. He has also worked as a quantitative research analyst at Allianz Global Investors.
Schwab Active Equity Funds5

Schwab Core Equity Fund
The Schwab Core Equity Fund (the fund) seeks long-term capital growth. To pursue its investment objective, the fund invests primarily in U.S. stocks. The fund expects to hold the common stocks of U.S companies that have market capitalizations of approximately $500 million or more. To aid its stock selection, the fund uses Schwab Equity Ratings®. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, driving down energy and metals prices due to excess supply. Among the S&P 500 Index’s (the index) market sectors, the Consumer Discretionary sector was the strongest performer for the reporting period, followed by Information Technology. Energy and Materials were the weakest.
Performance. The fund returned 5.61% for the 12-month reporting period ended October 31, 2015, outperforming the index, which the fund uses for performance comparisons. The index returned 5.20% for the reporting period.
Positioning and Strategies. Effective stock selection was the largest overall contributor to the fund’s relative performance. Its allocation across market sectors as compared with the index also contributed to the fund’s outperformance.
From a market sector standpoint, Consumer Discretionary was the strongest performer and contributor to the fund’s total return, driven by an improving economy in the U.S., rising employment, continued low interest rates, and lower oil and gas prices. Constituting an average weight of 11.2% of the fund, the sector returned 21.9% for the fund. Within the sector, the fund’s position in Expedia, Inc., the U.S.–based parent company to multiple global online travel brands, contributed the most, returning 57.7% for the reporting period on strong bookings growth and higher conversion rates as well as its acquisition of Travelocity early in the year. An underweight of the sector as compared to the index, however, detracted from relative performance. The Information Technology sector, constituting an average weight of 19.4% of the fund, also boosted the fund’s total return, with the fund’s holdings in the sector up 9.5% for the period.
The Energy sector, the index’s weakest sector by a large margin, detracted from the fund’s total return but enhanced the fund’s relative performance. This was primarily due to strong stock selection, but the fund’s underweight of the sector as compared to the index also contributed. Constituting an average weight of just under 7% of the fund, the fund’s Energy holdings fell 5.4% versus the Energy holdings of the index, which fell 19.3%. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the reporting period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, ConocoPhillips detracted the most from total return, down more than 22% for the period. The fund’s holdings in the Utilities and Financial sectors detracted from both total return and relative performance, as the fund’s holdings in those sectors underperformed those of the index.
At the security level, irrespective of sector, the fund’s single strongest contributor to total return was retail grocery giant The Kroger Co. Kroger’s 37.2% gain for the period was driven by strong sales growth, higher traffic, improved margins, and multiple store expansions.
As of 10/31/15:
Statistics
Number of Holdings	117
Weighted Average Market Cap (millions)	$113,328
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	81%
Sector Weightings % of Investments
Information Technology	18.6%
Financials	16.6%
Health Care	15.1%
Consumer Discretionary	13.4%
Industrials	11.2%
Consumer Staples	10.3%
Energy	7.0%
Utilities	3.5%
Materials	1.8%
Telecommunication Services	1.8%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	6.0%
Citigroup, Inc.	3.0%
Amgen, Inc.	2.9%
PepsiCo, Inc.	2.7%
Lowe's Cos., Inc.	2.6%
Stanley Black & Decker, Inc.	2.3%
Computer Sciences Corp.	2.2%
Pfizer, Inc.	2.2%
Comcast Corp., Class A	2.2%
Gilead Sciences, Inc.	2.0%
Total	28.1%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
6Schwab Active Equity Funds

Schwab Core Equity Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	5.61%	13.96%	7.45%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratio4: 0.72%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On May 21, 2009 and September 7, 2012, respectively, the Laudus U.S. MarketMasters Fund and the Schwab Premier Equity Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds7

Schwab Dividend Equity Fund
The Schwab Dividend Equity Fund (the fund) seeks current income and capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets in dividend-paying common and preferred stocks. To aid its stock selection, the fund uses Schwab Equity Ratings®. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period on mixed economic data. Despite some signs of continued economic recovery, growth was weaker than expected, however, and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, driving down energy and metals prices due to excess supply. Against this backdrop, dividend-paying stocks underperformed the broader market, driven by anticipation of a rate hike coupled with weak performance among energy companies. Among the Russell 1000 Value Index’s (the index) sectors, Health Care and Consumer Discretionary were the strongest performers for the reporting period; the Energy and Materials sectors were the weakest.
Performance. The fund returned 0.12% for the 12-month reporting period ended October 31, 2015, underperforming the index, which the fund uses for performance comparisons. The index returned 0.53% for the reporting period. Effective February 27, 2015, for purposes of performance calculation, the fund changed its comparative index from the S&P 500 Index to the Russell 1000 Value Index, which better aligns with the fund’s strategy.
As of October 31, 2015, the fund’s dividend yield was 2.51%, slightly lower than the 2.53% dividend yield of the index. As of October 31, 2015, the fund’s 30-Day SEC yield was 1.60%.
Positioning and Strategies. The fund’s allocation across market sectors as compared to the index detracted from the fund’s performance, while effective stock selection relative to the index contributed to performance.
From a market sector standpoint, the Industrials sector was the strongest contributor to the fund’s total return, and strong stock selection helped the fund outperform the index’s holdings in the sector. Constituting an average weight of 10.4% of the fund, the Industrials sector returned 10.6% for the fund. Within the sector, the fund’s overweight position in Stanley Black & Decker, Inc., a leading provider of tools and storage, commercial electronic security and engineered fastening systems, contributed the most, returning 16% for the reporting period on a robust housing market and strong organic growth. The Information Technology sector, constituting an average weight of 10.5% of the fund, also boosted the fund’s total return, with the fund’s holdings in the sector up 7.2% for the period on strong stock selection.
The Energy sector, the index’s weakest sector by a large margin, detracted from the fund’s total return but enhanced the fund’s relative performance. This was primarily due to strong stock selection, but the fund’s underweight of the sector as compared to the index also contributed. Constituting an average weight of 11.4% of the fund, the fund’s Energy holdings fell 16.3% versus the index’s decline of 20.3%. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, ConocoPhillips detracted the most from total return, down more than 22% for the period. The fund’s holdings in the Health Care and Materials sectors detracted from relative performance, as the fund’s holdings in those sectors underperformed those of the index.
At the security level, irrespective of sector, the fund’s single strongest contributor to total return was large multinational pharmaceutical company Pfizer, Inc. Pfizer’s 17% gain for the period was driven by the company’s stable performance of core products combined with new product opportunities.
As of 10/31/15:
Statistics
Number of Holdings	121
Weighted Average Market Cap (millions)	$89,714
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	73%
Sector Weightings % of Investments
Financials	27.0%
Energy	13.5%
Information Technology	11.5%
Industrials	10.9%
Health Care	10.9%
Consumer Discretionary	8.2%
Utilities	6.9%
Consumer Staples	6.7%
Materials	2.9%
Telecommunication Services	1.1%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
JPMorgan Chase & Co.	4.3%
Pfizer, Inc.	3.5%
Citigroup, Inc.	3.3%
Valero Energy Corp.	2.4%
Stanley Black & Decker, Inc.	2.2%
Computer Sciences Corp.	2.2%
MetLife, Inc.	2.1%
Exxon Mobil Corp.	2.1%
Apple, Inc.	2.1%
Reinsurance Group of America, Inc.	2.1%
Total	26.3%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
8Schwab Active Equity Funds

Schwab Dividend Equity Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	0.12%	12.80%	7.12%
Russell 1000 Value Index	0.53%	13.26%	6.75%
Dividend Equity Spliced Index	2.21%	13.67%	7.54%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Large Value	0.37%	11.70%	6.24%
Fund Expense Ratio4: 0.89%

Yields1
30-Day SEC Yield	1.60%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds9

Schwab Large-Cap Growth Fund
The Schwab Large-Cap Growth Fund (the fund) seeks long-term capital growth. To pursue its investment objective, the fund invests primarily in U.S. common stocks. Under normal circumstances, the fund invests at least 80% of its net assets in large-cap stocks of U.S. companies. To aid its stock selection, the fund uses Schwab Equity Ratings®. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. large-cap stocks significantly outperformed small-cap stocks for the reporting period. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Among the Russell 1000 Growth Index’s (the index) market sectors, the Consumer Discretionary sector was the strongest performer for the reporting period, followed by Consumer Staples and Information Technology. The Energy and Utilities sectors were the weakest.
Performance. The fund returned 7.00% for the 12-month reporting period ended October 31, 2015, underperforming the index, which the fund uses for performance comparisons. The index returned 9.18% for the reporting period.
Positioning and Strategies. The fund’s allocation across market sectors as compared with the index detracted from the fund’s relative performance, although strong stock selection within several sectors helped mitigate some of the downside.
From a market sector standpoint, Information Technology was the strongest contributor to the fund’s total return, although the fund’s holdings in the sector underperformed those of the index, and the fund’s stock selection further dampened relative performance. Constituting an average weight of 26.4% of the fund, the sector returned 12.3% for the fund. Within the sector, the fund’s overweight position in technology giant Apple, Inc. was the single strongest contributor for the period. Apple’s 12.5% gain for the period was driven by strong sales of the company’s iPhones and Mac, its Apple Watch launch, and record performance of its App Store. During the period, the fund increased its position in Apple on its strong fundamentals. The Industrials sector, constituting an average weight of 12.5% of the fund, also boosted both total return and relative performance, with the fund’s holdings in the sector up 17.3% for the period on strong stock selection.
The Financials sector was the largest detractor from both total return and relative performance, primarily the result of stock selection. Constituting an average weight of 7.5% of the fund, the fund’s Financials holdings fell 6.6% versus a gain of 4.2% for the index’s stocks in the sector. Among the fund’s Financials sector holdings, Genworth Financial, Inc., a large insurance holding company involved in a wide range of insurance markets, products and services, detracted the most from total return, down more than 45% for the period. The fund’s overweight of the Utilities sector also detracted from both total return and relative performance, as did its stock selection within the Health Care sector.
As of 10/31/15:
Statistics
Number of Holdings	102
Weighted Average Market Cap (millions)	$133,560
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate	90%
Sector Weightings % of Investments
Information Technology	27.6%
Consumer Discretionary	18.7%
Health Care	17.8%
Industrials	12.4%
Consumer Staples	9.2%
Financials	7.2%
Energy	2.7%
Materials	2.0%
Utilities	1.0%
Telecommunication Services	0.7%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	8.7%
Alphabet, Inc., Class A	3.6%
Gilead Sciences, Inc.	3.3%
Amgen, Inc.	3.1%
Comcast Corp., Class A	3.0%
Lowe's Cos., Inc.	2.7%
PepsiCo, Inc.	2.6%
Delta Air Lines, Inc.	2.4%
Huntington Ingalls Industries, Inc.	2.4%
Amazon.com, Inc.	2.3%
Total	34.1%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
10Schwab Active Equity Funds

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	7.00%	14.02%	7.78%
Russell 1000 Growth Index	9.18%	15.30%	9.09%
Fund Category: Morningstar Large Growth	6.59%	13.36%	7.92%
Fund Expense Ratios4: Net 0.99%; Gross 1.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds11

Schwab Small-Cap Equity Fund
The Schwab Small-Cap Equity Fund (the fund) seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in small-cap equity securities. To aid its stock selection, the fund uses Schwab Equity Ratings®. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. small-cap stocks significantly underperformed large-cap stocks for the reporting period. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Among the Russell 2000 Index’s (the index) market sectors, the Information Technology and Health Care sectors were the strongest performers for the reporting period. The Energy sector was the weakest by a large margin, down more than 43%. Materials and Industrials also posted negative returns for the period.
Performance. The fund returned 3.01% for the 12-month reporting period ended October 31, 2015, outperforming the index, which the fund uses for performance comparisons. The index returned 0.34% for the reporting period.
Positioning and Strategies. Effective stock selection was the largest contributor to the fund’s outperformance of the index. Its allocation across market sectors as compared with the index also contributed to the fund’s outperformance.
From a market sector standpoint, the Financials sector was the strongest performer and contributor to both total return and relative performance, driven by an improving economy and continued low interest rates. Constituting an average weight of 21.3% of the fund, the sector returned 10.2% for the fund on strong stock selection. Within the sector, the fund’s position in Cash American International, Inc., the country’s largest provider of secured non-recourse loans (commonly known as pawn loans), contributed the most, returning 50.6% for the reporting period on persistent positive earnings surprises and a lower degree of sensitivity to the specter of rising interest rates than many other stocks in the sector. The fund’s strong stock selection in the Health Care and Industrials sectors, along with an overweight in Health Care, also contributed notably both to total return and relative performance.
The Energy sector, the index’s weakest sector by a large margin, was the largest detractor from the fund’s total return as well as relative performance, primarily due to the fund’s underweight of the sector as compared to the index. Constituting an average weight of 4.4% of the fund, the fund’s Energy holdings fell 42%. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—companies serving the oil industry were among the largest drags on performance. Among the fund’s Energy sector holdings, Pioneer Energy Services Corp., which provides land contract drilling and production services to the oil and gas industry, detracted the most from total return, down nearly 75% for the period. The fund’s stock selection within the Information Technology sector also detracted from relative performance.
At the security level, irrespective of sector, the fund’s single strongest contributor to total return was Hawaiian Holdings, Inc., parent company of Hawaiian Airlines. Hawaiian Holdings’ gain of 100% for the period was driven primarily by low fuel prices and strong demand.
As of 10/31/15:
Statistics
Number of Holdings	316
Weighted Average Market Cap (millions)	$1,507
Price/Earnings Ratio (P/E)	33.5
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	95%
Sector Weightings % of Investments
Financials	22.7%
Information Technology	17.7%
Health Care	15.6%
Industrials	14.2%
Consumer Discretionary	13.3%
Consumer Staples	5.4%
Energy	2.2%
Materials	1.9%
Telecommunication Services	1.1%
Utilities	1.1%
Other	4.8%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
First Industrial Realty Trust, Inc.	1.4%
CoreSite Realty Corp.	1.3%
Dean Foods Co.	1.3%
Empire State Realty Trust, Inc., Class A	1.2%
Hawaiian Holdings, Inc.	1.2%
Tenneco, Inc.	1.2%
American Axle & Manufacturing Holdings, Inc.	1.2%
Emergent Biosolutions, Inc.	1.2%
Wabash National Corp.	1.2%
Prestige Brands Holdings, Inc.	1.1%
Total	12.3%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than other many asset classes.
[1]	This list is not a recommendation of any security by the investment adviser.
12Schwab Active Equity Funds

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	3.01%	15.57%	7.24%
Russell 2000® Index	0.34%	12.06%	7.47%
Fund Category: Morningstar Small Blend	-0.45%	11.37%	7.04%
Fund Expense Ratio4: 1.10%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds13

Schwab Hedged Equity Fund
The Schwab Hedged Equity Fund (the fund) seeks long-term capital appreciation over market cycles with lower volatility than the broad equity market. To pursue its investment objective, the fund establishes long and short positions in equity securities issued by U.S. companies. When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, on the other hand, it sells a stock that it has borrowed in anticipation of a decline in the stock’s price, at which time the fund can buy the shares at a lower price, resulting in a gain. If, however, the price of the stock rises after the short sale, the fund’s cost to replace the stock will be higher than the price at which it initially sold the stock, resulting in a loss. The fund typically purchases or sells short stocks of companies that have market capitalizations of $1 billion or more at the time the stock is purchased or sold short. To aid its stock selection, the fund uses Schwab Equity Ratings®. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, driving down energy and metals prices due to excess supply. Among the S&P 500 Index’s (the index) market sectors, the Consumer Discretionary sector was the strongest performer for the reporting period, followed by Information Technology. Energy and Materials were the weakest.
Performance. The fund returned 4.84% for the 12-month reporting period ended October 31, 2015, underperforming the index, which returned 5.20% for the reporting period.
Positioning and Strategies. With short positions constituting a weighted average of 38.5% of fund holdings, the fund generated strong total return from both its long and short positions over the 12-month reporting period. Effective stock selection was the largest overall contributor to the fund’s relative performance. Its allocation across market sectors as compared with the index detracted.
From a market sector standpoint, the Information Technology sector contributed the most to both the fund’s total return and its relative performance. The fund’s long positions within the sector returned 12.3%, and its short positions fell 13.7%, further boosting the fund’s return. The fund’s underweight of the sector as compared to the index also contributed positively. Within the sector, the fund’s long position in Electronic Arts, a global leader in digital interactive entertainment, contributed the most, returning more than 75% for the reporting period on strong sales and earnings. The Industrials sector also contributed to the fund’s total and relative returns, a result of effective stock selection. The fund’s short positions within the sector were particularly helpful—as a group, down more than 17%—as the Industrials sector was generally weak for the period. The fund’s significant underweight in the Energy sector, the index’s weakest sector for the period by a large margin, also contributed notably to the fund’s relative performance. Although the fund’s long Energy positions resulted in negative returns, its short positions were down by more than 28%, contributing positively to total return and nearly mitigating the negative impact of its long positions.
The Materials sector detracted the most from both total and relative performance, primarily due to stock selection. With China’s slowing growth resulting in a massive global supply glut, the fund’s long positions in the Materials sector posted negative returns, significantly underperforming the index, and its short positions posted a slight positive return, further dampening the fund’s total return. An underweight of the sector, however, contributed somewhat to relative performance. Within the sector, United States Steel Corporation, an integrated steel producer with major production operations in the United States, Canada and Central Europe, was the largest detractor, down more than 48% for the period. As of the end of the second quarter of 2015, the fund had eliminated its entire position of US Steel. The fund’s holdings in the Utilities sector also detracted from both total return and relative performance. The fund’s long positions in the Utilities sector fell more than 21% and its short positions were down just marginally.
As of 10/31/15:
Statistics
Number of Holdings
Long Holdings	125
Short Holdings	68
Weighted Average Market Cap (millions)
Long Holdings	$64,996
Short Holdings	$9,857
Price/Earnings Ratio (P/E)
Long Holdings	20.1
Short Holdings	120.2
Price/Book Ratio (P/B)
Long Holdings	2.1
Short Holdings	2.9
Portfolio Turnover Rate	146%
Portfolio Turnover Rate excluding short sales	103%
Top Equity Long Holdings % of Net Assets[1]
Apple, Inc.	4.2%
Amazon.com, Inc.	2.9%
Citigroup, Inc.	2.6%
Valero Energy Corp.	2.1%
Amgen, Inc.	2.0%
Total	13.8%
Top Equity Short Holdings % of Net Assets[1]
Louisiana-Pacific Corp.	1.4%
Diamondback Energy, Inc.	1.3%
Under Armour, Inc., Class A	1.3%
Ulta Salon, Cosmetics & Fragrance, Inc.	1.2%
SunPower Corp.	1.2%
Total	6.4%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
14Schwab Active Equity Funds

Schwab Hedged Equity Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Hedged Equity Fund (9/3/02)	4.84%	7.95%	4.52%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Long/Short Equity	-0.14%	5.78%	4.93%
Fund Expense Ratios4: Net 1.99%; Gross 2.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds15

Schwab Financial Services Fund
The Schwab Financial Services Fund (the fund) seeks long-term capital growth. To pursue its goal, the fund primarily invests in equity securities issued by companies in the financial services sector. To aid its stock selection, the fund uses Schwab Equity Ratings®. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, driving down energy and metals prices due to excess supply. Among market sectors, Consumer Discretionary and Information Technology were the strongest performers; Energy and Materials were the weakest. The Financials sector was also relatively weak for the period, primarily as a result of continued unmet expectations of a Federal Reserve rate hike during the period, which kept stocks in the sector in check.
Performance. The fund returned 2.70% for the 12-month reporting period ended October 31, 2015, underperforming the S&P 1500 SuperComposite Financials Sector Index (the index), which the fund uses for performance comparisons. The index returned 3.62% for the reporting period.
Positioning and Strategies. The fund’s allocation across industries within the Financials sector as compared with the index detracted from the fund’s relative performance, although strong stock selection within several of those industries helped mitigate some of the downside.
The fund’s positions in the Property & Casualty Insurance and the Life & Health Insurance industries provided the greatest contribution to fund performance, both on a total return and a relative basis, as a result of effective stock selection. Among Property & Casualty Insurance stocks, the fund’s overweight position in Assured Guaranty, Ltd., a Bermuda-based holding company with subsidiaries providing credit enhancement products to public finance, infrastructure and structured finance markets worldwide, was the fund’s single strongest contributor to total return, mostly on strong income over the period. The fund’s position in AmTrust Financial Services, Inc., also boosted both total and relative performance.
The fund’s Reinsurance and Residential REIT holdings also boosted both total return and performance relative to the index.
The fund’s positions in the Multi-line Insurance industry provided the largest drag on both total return and relative performance, with the fund’s positions in the industry down nearly 23% for the reporting period. The fund’s underweight to the industry further dampened relative performance. The fund’s stock selection within Asset Management & Custody Banks as well as Thrifts & Mortgage Finance also dampened both total return and relative performance, with the fund’s positions in these industries underperforming those of the index.
At the security level, the fund’s single strongest contributor to total return was Symetra Financial Corporation, a U.S.–based family of companies that provide retirement plans, employee benefits, annuities and life insurance. Symetra’s strength was driven by the announcement in August of Sumitomo Life Insurance’s intention to acquire the company, along with the company’s strong cash flows and low volatility. Following the merger announcement, the fund eliminated its position.
Genworth Financial, Inc., a large insurance holding company involved in a wide range of insurance markets, products and services, detracted the most among individual holdings for the period. The company reported a loss for the third quarter of 2014 after taking a charge for its long-term care business, which is proving to be a significant drag on company performance due to higher-than-expected costs, longer lives of policyholders, and persistent low interest rates. Following the negative earnings announcement, the fund eliminated its entire position of the company.
As of 10/31/15:
Statistics
Number of Holdings	74
Weighted Average Market Cap (millions)	$81,362
Price/Earnings Ratio (P/E)	13.1
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	53%
Industry Weightings % of Investments
Diversified Financials	37.8%
Real Estate	22.1%
Insurance	20.4%
Banks	18.7%
Other	1.0%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Wells Fargo & Co.	5.8%
JPMorgan Chase & Co.	5.7%
Berkshire Hathaway, Inc., Class B	5.5%
Bank of America Corp.	5.3%
Citigroup, Inc.	5.1%
Simon Property Group, Inc.	4.1%
MetLife, Inc.	3.8%
Reinsurance Group of America, Inc.	2.5%
Equity LifeStyle Properties, Inc.	2.3%
The PNC Financial Services Group, Inc.	2.2%
Total	42.3%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
16Schwab Active Equity Funds

Schwab Financial Services Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Financial Services Fund (7/3/00)	2.70%	11.36%	2.61%
S&P 1500 SuperComposite Financial Sector Index	3.62%	12.70%	0.52%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Financial	1.59%	10.36%	2.47%
Fund Expense Ratios3: 0.90%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds17

Schwab Health Care Fund
The Schwab Health Care Fund (the fund) seeks long-term capital growth. To pursue its goal, the fund primarily invests in equity securities issued by companies in the Health Care sector. The fund uses Schwab Equity Ratings® to aid its U.S. stock selection and Schwab’s proprietary international stock research to aid its international stock selection. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, driving down energy and metals prices due to excess supply. Among market sectors, Consumer Discretionary and Information Technology were the strongest performers; Energy and Materials were the weakest. The Health Care sector was relatively strong for the period, driven by new drug launches, merger and acquisition (M&A) activity, and strong investor sentiment.
Performance. The fund returned 7.26% for the 12-month reporting period ended October 31, 2015, outperforming the Dow Jones Global Health Care Index (the index), which the fund uses for performance comparisons. The index returned 6.57% for the reporting period.
Positioning and Strategies. Effective stock selection was the largest contributor to the fund’s outperformance of the index. Its allocation across industries as compared with the index also contributed modestly to the fund’s outperformance.
The fund’s positions in the Pharmaceuticals industry, the fund’s largest industry exposure, provided the greatest contribution—by a significant margin—to both total return and relative performance, primarily the result of effective stock selection, but further boosted by a strategic underweight of the industry. Pharmaceuticals benefitted from the same drivers as the broader Health Care sector—new drug launches, anticipated M&A activity, and investor sentiment. Constituting an average weight of roughly 40% of the fund, the fund’s Pharmaceutical holdings returned 10.9% for the period. Among the fund’s Pharmaceutical holdings, its position in Pfizer, Inc. was its strongest single contributor. Pfizer’s 17% gain for the period was driven by the company’s stable performance of core products combined with new product opportunities. Over the period, the fund reduced its overweight position in Pfizer to more closely reflect the index. The fund’s holdings in Health Care Equipment and Managed Health Care also boosted both total return and performance relative to the index, primarily due to strategic stock selection.
The fund’s positions among Health Care Facilities provided the largest drag on the fund’s total return, with the fund’s positions down nearly 23% for the reporting period. The fund’s positions within the Health Care Distributors industry also dampened total return, as they significantly underperformed those of the index. A large overweight to the industry, however, added value and mitigated some of the down side of those positions. The fund’s overweight to Biotechnology stocks, along with weak performance among its holdings, also dampened relative performance.
At the security level, the fund’s single largest drag on total return was its overweight of AMAG Pharmaceuticals, a U.S.–based company that develops products that treat iron deficiency anemia in adults. AMAG’s 41% decline in the fund was driven by concerns relating to competition and pricing of orphan drugs—drugs for rare diseases or conditions faced with limited profit potential—in the U.S.
As of 10/31/15:
Statistics
Number of Holdings	90
Weighted Average Market Cap (millions)	$85,546
Price/Earnings Ratio (P/E)	24.0
Price/Book Ratio (P/B)	4.3
Portfolio Turnover Rate	75%
Industry Weightings % of Investments
Pharmaceuticals, Biotechnology & Life Sciences	72.0%
Healthcare – Services	22.4%
Materials	2.5%
Technology Hardware & Equipment	1.6%
Household & Personal Products	0.9%
Software & Services	0.2%
Other Investment Company	0.1%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Gilead Sciences, Inc.	7.3%
Amgen, Inc.	6.2%
Johnson & Johnson	5.7%
Pfizer, Inc.	5.2%
Celgene Corp.	5.0%
Novo Nordisk A/S, Class B	3.5%
Shire plc	2.7%
Express Scripts Holding Co.	2.7%
Charles River Laboratories International, Inc.	2.7%
Merck & Co., Inc.	2.7%
Total	43.7%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
18Schwab Active Equity Funds

Schwab Health Care Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	7.26%	20.16%	11.08%
Dow Jones Global Health Care Index	6.57%	17.28%	10.19%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Health	8.77%	21.41%	12.19%
Fund Expense Ratios3: 0.80%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds19

Schwab International Core Equity Fund
The Schwab International Core Equity Fund (the fund) seeks long-term capital growth. To pursue its investment objective, the fund invests primarily in the stocks of publicly traded companies located in developed countries, excluding the U.S. To aid its stock selection, the fund uses Schwab’s proprietary international stock research. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Slowing growth in China, along with declining energy and metals prices, weighed on global markets over the 12-month reporting period. Stocks in developed international markets produced just slightly positive overall returns, with the MSCI EAFE Index (Net) (the index) returning -0.07%. Emerging markets were particularly hard hit over the period, with the MSCI Emerging Markets Index (Net) falling 14.5%. The U.S. dollar remained strong against many foreign currencies, generally reducing returns of international investments in U.S. dollar terms.
Performance. The fund returned 2.05% for the 12-month reporting period ended October 31, 2015, outperforming the index, which the fund uses for performance comparisons. The index returned -0.07% for the reporting period.
Positioning and Strategies. Effective stock selection contributed significantly to the fund’s outperformance of the index. Its allocation across market sectors as compared with the index also contributed modestly to the fund’s outperformance.
From a market sector standpoint, Consumer Discretionary was the fund’s strongest performer and contributor to both total return and relative performance, driven primarily by strong stock selection. The fund’s overweight to the sector further boosted relative performance. Within the sector, the fund’s strongest single contributor to total return was its position in ProSiebenSat.1 Media SE, a German mass media company that operates commercial television, premium pay channels, radio stations and related print businesses. The company’s strength—up nearly 40% over the period—came from expansions on multiple fronts, improving earnings, higher margins and a strong domestic economy. The fund’s holdings in the Consumer Staples sector also contributed positively to both total return and relative performance, as did its overweight to the sector as compared to the index. The fund’s Information Technology stocks also outperformed those of the index, further boosting both total and relative returns.
The Energy sector, the weakest sector by a large margin, detracted from both the fund’s total and relative performance, due to a combination of an overweight to the sector as compared to the index and weak performance among the fund’s Energy stocks.
From a geographic standpoint, Japanese stocks provided the greatest contribution to the fund’s total return. Over the period, the yen fell to its lowest level in recent years against the U.S. dollar, increasing the competitiveness of many large Japanese exporters. Among the fund’s Japanese holdings, Haseko Corporation, a developer of upscale Hawaiian commercial and residential projects, provided the biggest boost, up more than 44% for the period. Its performance was driven by strong orders for new condominiums and improved earnings. The fund’s holdings in Germany, the Netherlands and Sweden also outperformed those of the index, contributing positively to both total and relative returns.
The fund’s Australian stocks detracted the most from total return. Constituting 6.2% of the fund, the fund’s Australian holdings fell more than 22% for the period on slumping commodity prices. The fund’s underweight of the country’s stock as compared to the index, however, added value and helped mitigate some of the downside. Among the fund’s Australian stocks, Australia and New Zealand Banking Group Limited (ANZ) detracted the most from total return, down more than 30% for the period on slowing revenue growth, an unanticipated increase in capital requirements, and growing concerns over Australia’s economic dependence on China. The fund’s holdings in China also detracted from both total return and relative performance, as the index has no exposure to China. The fund’s holdings in Israel also performed poorly for the period, further dampening both total and relative returns.
As of 10/31/15:
Statistics
Number of Holdings	195
Weighted Average Market Cap (millions)	$46,399
Price/Earnings Ratio (P/E)	15.3
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	87%
Sector Weightings % of Investments
Financials	24.2%
Consumer Discretionary	14.7%
Consumer Staples	12.6%
Industrials	11.8%
Health Care	11.6%
Energy	6.5%
Information Technology	6.3%
Materials	5.5%
Telecommunication Services	3.9%
Utilities	2.3%
Other	0.6%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Sanofi	2.8%
Royal Dutch Shell plc, B Shares	2.4%
Imperial Tobacco Group plc	2.4%
Nestle S.A. – Reg'd	2.4%
ProSiebenSat.1 Media SE	2.0%
Australia & New Zealand Banking Group Ltd.	2.0%
Allianz SE – Reg'd	1.9%
Resona Holdings, Inc.	1.7%
Unilever N.V. CVA	1.6%
Unilever plc	1.5%
Total	20.7%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
20Schwab Active Equity Funds

Schwab International Core Equity Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
May 30, 2008 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab International Core Equity Fund (5/30/08)	2.05%	7.31%	1.95%
MSCI EAFE® Index (Net)[4]	-0.07%	4.81%	0.33%
MSCI EAFE® Index (Gross)	0.37%	5.28%	0.78%
Fund Category: Morningstar Foreign Large Blend	-1.58%	3.81%	-0.06%
Fund Expense Ratios5: Net 0.86%; Gross 0.98%

Country Weightings % of Investments
Japan	21.3%
United Kingdom	18.7%
France	11.0%
Switzerland	9.1%
Germany	7.2%
Australia	5.1%
Netherlands	4.0%
Hong Kong	3.5%
Denmark	3.3%
Other Countries	16.8%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds21

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Schwab Core Equity Fund
Actual Return	0.74%	$1,000.00	$ 1,007.90	$ 3.75
Hypothetical 5% Return	0.74%	$1,000.00	$ 1,021.47	$ 3.77
Schwab Dividend Equity Fund
Actual Return	0.88%	$1,000.00	$ 969.70	$ 4.37
Hypothetical 5% Return	0.88%	$1,000.00	$ 1,020.76	$4.48
Schwab Large-Cap Growth Fund
Actual Return	1.00%	$1,000.00	$ 1,005.10	$ 5.05
Hypothetical 5% Return	1.00%	$1,000.00	$ 1,020.16	$5.09
Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$ 980.60	$ 5.44
Hypothetical 5% Return	1.09%	$1,000.00	$ 1,019.71	$ 5.55
Schwab Hedged Equity Fund
Actual Return	1.80%	$1,000.00	$ 1,021.10	$ 9.17
Hypothetical 5% Return	1.80%	$1,000.00	$ 1,016.13	$ 9.15
Schwab Financial Services Fund
Actual Return	0.90%	$1,000.00	$ 1,001.20	$ 4.54
Hypothetical 5% Return	0.90%	$1,000.00	$1,020.66	$ 4.58
Schwab Health Care Fund
Actual Return	0.79%	$1,000.00	$ 986.30	$3.96
Hypothetical 5% Return	0.79%	$1,000.00	$ 1,021.22	$ 4.02
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$ 953.40	$ 4.23
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.86	$4.38

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
22Schwab Active Equity Funds

Schwab Core Equity Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$25.48	$23.46	$18.80	$16.81	$15.78
Income (loss) from investment operations:
Net investment income (loss)	0.30 [1]	0.30	0.32	0.26	0.19
Net realized and unrealized gains (losses)	1.05	3.60	4.51	2.07	1.01
Total from investment operations	1.35	3.90	4.83	2.33	1.20
Less distributions:
Distributions from net investment income	(0.33)	(0.22)	(0.17)	(0.34)	(0.17)
Distributions from net realized gains	(3.40)	(1.66)	—	—	—
Total distributions	(3.73)	(1.88)	(0.17)	(0.34)	(0.17)
Net asset value at end of period	$23.10	$25.48	$23.46	$18.80	$16.81
Total return	5.61%	17.88%	25.89%	13.99%	7.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.74%	0.72%	0.72%	0.72%	0.73%
Gross operating expenses	0.74%	0.72%	0.73%	0.73%	0.73%
Net investment income (loss)	1.29%	1.19%	1.51%	1.37%	1.06%
Portfolio turnover rate	81%	63%	80%	45% [2]	35%
Net assets, end of period (x 1,000,000)	$2,363	$2,317	$2,247	$1,880	$1,719

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover excludes the impact of investment activities from mergers with other funds.
See financial notes    23

Schwab Core Equity Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	2,061,357,618	2,345,796,296
0.7%	Other Investment Companies	18,010,632	18,010,632
100.0%	Total Investments	2,079,368,250	2,363,806,928
(0.0%)	Other Assets and Liabilities, Net		(929,907)
100.0%	Net Assets		2,362,877,021

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 2.3%
Delphi Automotive plc	200,376	16,669,279
Lear Corp.	301,565	37,713,719
		54,382,998
Banks 6.3%
Bank of America Corp.	356,363	5,979,771
Citigroup, Inc.	1,331,403	70,790,697
Fifth Third Bancorp	241,274	4,596,270
JPMorgan Chase & Co.	499,014	32,061,649
MGIC Investment Corp. *	699,480	6,575,112
Radian Group, Inc.	2,000,029	28,940,420
		148,943,919
Capital Goods 6.5%
Allison Transmission Holdings, Inc.	255,468	7,331,932
General Dynamics Corp.	126,207	18,751,836
Huntington Ingalls Industries, Inc.	250,141	30,001,911
Owens Corning	52,859	2,406,670
Spirit AeroSystems Holdings, Inc., Class A *	787,862	41,551,842
Stanley Black & Decker, Inc.	504,822	53,501,036
		153,545,227
Commercial & Professional Supplies 1.0%
R.R. Donnelley & Sons Co.	1,436,729	24,237,618
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.6%
NIKE, Inc., Class B	58,246	7,631,973
Wolverine World Wide, Inc.	321,421	5,968,788
		13,600,761
Consumer Services 1.4%
Darden Restaurants, Inc.	385,840	23,879,638
Vail Resorts, Inc.	89,849	10,258,060
		34,137,698
Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	38,132	6,873,674
Lazard Ltd., Class A	563,967	26,122,952
Voya Financial, Inc.	1,128,409	45,779,553
		78,776,179
Energy 7.0%
ConocoPhillips	338,883	18,079,408
CVR Energy, Inc.	272,268	12,105,035
Devon Energy Corp.	379,988	15,932,897
Exxon Mobil Corp.	106,252	8,791,291
Marathon Petroleum Corp.	829,766	42,981,879
Superior Energy Services, Inc.	276,808	3,919,601
Tesoro Corp.	70,508	7,539,420
Transocean Ltd. (a)	218,481	3,458,554
Valero Energy Corp.	603,568	39,787,203
Western Refining, Inc.	300,153	12,492,368
		165,087,656
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	128,019	20,242,364
The Kroger Co.	1,099,807	41,572,705
Wal-Mart Stores, Inc.	135,055	7,730,548
		69,545,617
Food, Beverage & Tobacco 5.8%
Archer-Daniels-Midland Co.	654,960	29,905,474
Bunge Ltd.	114,799	8,375,735
Dr Pepper Snapple Group, Inc.	311,006	27,794,606
Ingredion, Inc.	57,826	5,496,940
PepsiCo, Inc.	632,966	64,682,795
		136,255,550
Health Care Equipment & Services 5.4%
AmerisourceBergen Corp.	320,725	30,953,170
C.R. Bard, Inc.	119,029	22,181,054
Cardinal Health, Inc.	222,915	18,323,613
Centene Corp. *	137,961	8,205,920
Community Health Systems, Inc. *	52,638	1,475,970
Hologic, Inc. *	182,944	7,109,204
Humana, Inc.	18,304	3,269,643
LifePoint Health, Inc. *	31,715	2,184,529
McKesson Corp.	136,086	24,332,177
Molina Healthcare, Inc. *	142,104	8,810,448
		126,845,728
24    See financial notes

Schwab Core Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Household & Personal Products 1.6%
Spectrum Brands Holdings, Inc.	286,109	27,423,548
The Clorox Co.	90,526	11,038,740
		38,462,288
Insurance 3.4%
American Financial Group, Inc.	132,554	9,569,073
Everest Re Group Ltd.	12,824	2,282,287
MetLife, Inc.	602,199	30,338,786
Reinsurance Group of America, Inc.	371,354	33,510,985
The Travelers Cos., Inc.	32,387	3,656,169
		79,357,300
Materials 1.8%
Graphic Packaging Holding Co.	407,253	5,766,703
International Paper Co.	249,883	10,667,505
LyondellBasell Industries N.V., Class A	119,030	11,059,077
PolyOne Corp.	191,260	6,395,734
Steel Dynamics, Inc.	528,097	9,753,952
		43,642,971
Media 2.2%
Comcast Corp., Class A	812,820	50,898,788
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	367,456	21,882,005
Amgen, Inc.	426,342	67,438,778
Catalent, Inc. *	97,924	2,602,820
Celgene Corp. *	121,381	14,894,662
Gilead Sciences, Inc.	425,255	45,982,823
Johnson & Johnson	235,949	23,837,927
Pfizer, Inc.	1,560,340	52,770,699
		229,409,714
Real Estate 3.6%
Equity LifeStyle Properties, Inc.	56,136	3,395,105
Simon Property Group, Inc.	201,107	40,515,016
SL Green Realty Corp.	343,691	40,768,627
		84,678,748
Retailing 6.9%
Amazon.com, Inc. *	54,510	34,117,809
American Eagle Outfitters, Inc.	285,264	4,358,834
Best Buy Co., Inc.	277,312	9,714,239
Expedia, Inc.	58,621	7,990,042
Lowe's Cos., Inc.	843,184	62,252,275
Target Corp.	184,248	14,220,261
The Gap, Inc.	344,689	9,382,435
The Home Depot, Inc.	168,913	20,884,403
		162,920,298
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	350,808	11,878,359
Microsemi Corp. *	266,423	9,593,892
Security	Number of Shares	Value ($)
ON Semiconductor Corp. *	680,892	7,489,812
Teradyne, Inc.	156,476	3,054,412
		32,016,475
Software & Services 9.0%
Accenture plc, Class A	26,910	2,884,752
Alphabet, Inc., Class A *	27,632	20,375,560
Alphabet, Inc., Class C *	16,745	11,902,513
Broadridge Financial Solutions, Inc.	134,533	8,015,476
Computer Sciences Corp.	793,062	52,809,999
eBay, Inc. *	315,285	8,796,452
Global Payments, Inc.	41,131	5,610,680
j2 Global, Inc.	32,493	2,519,832
Leidos Holdings, Inc.	390,346	20,520,489
Microsoft Corp.	756,800	39,837,952
Nuance Communications, Inc. *	334,034	5,668,557
Rackspace Hosting, Inc. *	244,132	6,310,812
Synopsys, Inc. *	322,962	16,141,641
Xerox Corp.	1,170,725	10,993,108
		212,387,823
Technology Hardware & Equipment 8.3%
Apple, Inc.	1,189,817	142,183,131
Ciena Corp. *	658,078	15,886,003
Cisco Systems, Inc.	297,491	8,582,615
F5 Networks, Inc. *	55,380	6,102,876
Ingram Micro, Inc., Class A	121,425	3,616,037
Jabil Circuit, Inc.	713,518	16,396,644
Juniper Networks, Inc.	83,847	2,631,957
		195,399,263
Telecommunication Services 1.8%
Verizon Communications, Inc.	915,661	42,926,188
Transportation 3.6%
Delta Air Lines, Inc.	848,007	43,112,676
FedEx Corp.	108,449	16,923,467
United Parcel Service, Inc., Class B	253,313	26,096,305
		86,132,448
Utilities 3.5%
Edison International	38,034	2,301,818
Entergy Corp.	391,556	26,688,457
NRG Energy, Inc.	291,226	3,753,903
Public Service Enterprise Group, Inc.	115,709	4,777,625
UGI Corp.	1,218,523	44,683,238
		82,205,041
Total Common Stock
(Cost $2,061,357,618)		2,345,796,296

See financial notes    25

Schwab Core Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Other Investment Companies 0.7% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	14,742,507	14,742,507
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	3,268,125	3,268,125
Total Other Investment Companies
(Cost $18,010,632)		18,010,632

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,079,755,362 and the unrealized appreciation and depreciation were $350,191,830 and ($66,140,264), respectively, with a net unrealized appreciation of $284,051,566.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,284,725.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	114	11,820,090	704,063

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,345,796,296	$—	$—	$2,345,796,296
Other Investment Companies[1]	18,010,632	—	—	18,010,632
Total	$2,363,806,928	$—	$—	$2,363,806,928
Other Financial Instruments
Futures Contracts[2]	$704,063	$—	$—	$704,063
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
26    See financial notes

Schwab Core Equity Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $2,076,100,125) including securities on loan of $3,284,725		$2,360,538,803
Collateral invested for securities on loan, at value (cost $3,268,125)	+	3,268,125
Total investments, at value (cost $2,079,368,250)		2,363,806,928
Deposit with broker for futures contracts		1,329,400
Receivables:
Investments sold		3,824,528
Dividends		2,336,961
Fund shares sold		309,687
Income from securities on loan		1,450
Prepaid expenses	+	21,985
Total assets		2,371,630,939
Liabilities
Collateral held for securities on loan		3,268,125
Payables:
Investment adviser and administrator fees		182,816
Shareholder service fees		109,237
Fund shares redeemed		4,996,910
Variation margin on futures contracts		53,010
Accrued expenses	+	143,820
Total liabilities		8,753,918
Net Assets
Total assets		2,371,630,939
Total liabilities	–	8,753,918
Net assets		$2,362,877,021
Net Assets by Source
Capital received from investors		1,767,787,523
Net investment income not yet distributed		22,957,023
Net realized capital gains		286,989,734
Net unrealized capital appreciation		285,142,741

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,362,877,021		102,293,901		$23.10

See financial notes    27

Schwab Core Equity Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends		$47,211,292
Interest		650
Securities on loan	+	489,863
Total investment income		47,701,805
Expenses
Investment adviser and administrator fees		11,070,162
Shareholder service fees		5,850,139
Portfolio accounting fees		78,515
Shareholder reports		67,937
Registration fees		61,177
Transfer agent fees		60,901
Custodian fees		46,124
Professional fees		36,718
Proxy fees		18,445
Independent trustees' fees		18,119
Interest expense		370
Other expenses	+	73,654
Total expenses		17,382,261
Expense reduction by CSIM and its affiliates	–	60,901
Net expenses	–	17,321,360
Net investment income		30,380,445
Realized and Unrealized Gains (Losses)
Net realized gains on investments		308,307,082
Net realized losses on futures contracts	+	(1,052,042)
Net realized gains		307,255,040
Net change in unrealized appreciation (depreciation) on investments		(207,803,255)
Net change in unrealized appreciation (depreciation) on futures contracts	+	422,818
Net change in unrealized appreciation (depreciation)	+	(207,380,437)
Net realized and unrealized gains		99,874,603
Increase in net assets resulting from operations		$130,255,048
28    See financial notes

Schwab Core Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$30,380,445	$27,282,370
Net realized gains		307,255,040	321,767,221
Net change in unrealized appreciation (depreciation)	+	(207,380,437)	32,031,539
Increase in net assets from operations		130,255,048	381,081,130
Distributions to Shareholders
Distributions from net investment income		(30,311,016)	(21,200,511)
Distributions from net realized gains	+	(308,068,333)	(157,596,466)
Total distributions		($338,379,349)	($178,796,977)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,845,696	$293,750,932	10,594,267	$247,389,415
Shares reinvested		10,461,915	236,857,753	4,044,873	89,432,146
Shares redeemed	+	(11,947,882)	(276,936,418)	(19,480,472)	(468,899,959)
Net transactions in fund shares		11,359,729	$253,672,267	(4,841,332)	($132,078,398)
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		90,934,172	$2,317,329,055	95,775,504	$2,247,123,300
Total increase or decrease	+	11,359,729	45,547,966	(4,841,332)	70,205,755
End of period		102,293,901	$2,362,877,021	90,934,172	$2,317,329,055
Net investment income not yet distributed			$22,957,023		$24,336,689
See financial notes    29

Schwab Dividend Equity Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$19.17	$18.22	$14.52	$13.15	$12.08
Income (loss) from investment operations:
Net investment income (loss)	0.29 [1]	0.27	0.32	0.27	0.23
Net realized and unrealized gains (losses)	(0.21)	2.16	3.70	1.38	1.06
Total from investment operations	0.08	2.43	4.02	1.65	1.29
Less distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.32)	(0.28)	(0.22)
Distributions from net realized gains	(2.55)	(1.19)	—	—	—
Total distributions	(2.82)	(1.48)	(0.32)	(0.28)	(0.22)
Net asset value at end of period	$16.43	$19.17	$18.22	$14.52	$13.15
Total return	0.12%	14.26%	27.99%	12.65%	10.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.88%	0.89%	0.89%	0.89%	0.89%
Gross operating expenses	0.88%	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	1.71%	1.47%	1.97%	1.89%	1.77%
Portfolio turnover rate	73%	72%	64%	55%	31%
Net assets, end of period (x 1,000,000)	$1,872	$2,053	$1,804	$1,390	$1,325

1
Calculated based on the average shares outstanding during the period.
30    See financial notes

Schwab Dividend Equity Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,739,386,992	1,859,801,705
0.4%	Short-Term Investment	7,616,449	7,616,449
99.8%	Total Investments	1,747,003,441	1,867,418,154
0.2%	Other Assets and Liabilities, Net		4,464,710
100.0%	Net Assets		1,871,882,864

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 2.1%
Ford Motor Co.	753,605	11,160,890
General Motors Co.	448,497	15,657,030
Lear Corp.	95,717	11,970,368
		38,788,288
Banks 11.4%
Citigroup, Inc.	1,168,794	62,144,777
Citizens Financial Group, Inc.	167,138	4,061,453
Fifth Third Bancorp	464,700	8,852,535
First Niagara Financial Group, Inc.	387,000	4,005,450
Huntington Bancshares, Inc.	430,000	4,717,100
JPMorgan Chase & Co.	1,245,094	79,997,290
MGIC Investment Corp. *	564,698	5,308,161
Radian Group, Inc.	763,543	11,048,467
Regions Financial Corp.	376,400	3,519,340
Wells Fargo & Co.	544,051	29,454,921
		213,109,494
Capital Goods 6.7%
Allison Transmission Holdings, Inc.	190,831	5,476,850
BWX Technologies, Inc.	255,909	7,242,225
General Dynamics Corp.	60,436	8,979,581
General Electric Co.	462,800	13,384,176
Huntington Ingalls Industries, Inc.	134,780	16,165,513
Jacobs Engineering Group, Inc. *	72,872	2,925,082
Kennametal, Inc.	40,445	1,137,313
Spirit AeroSystems Holdings, Inc., Class A *	520,518	27,452,119
Stanley Black & Decker, Inc.	397,707	42,148,988
		124,911,847
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 1.9%
Clean Harbors, Inc. *	21,060	979,080
Pitney Bowes, Inc.	292,563	6,041,426
R.R. Donnelley & Sons Co.	1,426,028	24,057,092
Waste Management, Inc.	73,507	3,951,736
		35,029,334
Consumer Durables & Apparel 0.3%
Wolverine World Wide, Inc.	288,673	5,360,658
Consumer Services 2.9%
Darden Restaurants, Inc.	534,207	33,062,071
Six Flags Entertainment Corp.	120,760	6,284,351
Vail Resorts, Inc.	132,864	15,169,083
		54,515,505
Diversified Financials 4.5%
Ally Financial, Inc. *	82,583	1,645,053
Janus Capital Group, Inc.	304,748	4,732,736
Lazard Ltd., Class A	454,575	21,055,914
Navient Corp.	352,899	4,654,738
The Goldman Sachs Group, Inc.	80,269	15,050,438
Voya Financial, Inc.	898,634	36,457,581
		83,596,460
Energy 13.4%
Chevron Corp.	376,315	34,199,507
ConocoPhillips	703,270	37,519,454
CVR Energy, Inc.	247,347	10,997,048
Devon Energy Corp.	311,024	13,041,236
Exxon Mobil Corp.	471,144	38,982,455
Marathon Oil Corp.	81,648	1,500,690
Marathon Petroleum Corp.	319,205	16,534,819
Murphy Oil Corp.	359,063	10,208,161
Occidental Petroleum Corp.	88,750	6,615,425
Superior Energy Services, Inc.	901,577	12,766,330
Teekay Corp.	54,059	1,736,916
Tesoro Corp.	139,413	14,907,432
Valero Energy Corp.	684,401	45,115,714
Western Refining, Inc.	180,316	7,504,752
		251,629,939
Food & Staples Retailing 2.0%
The Kroger Co.	483,564	18,278,719
Wal-Mart Stores, Inc.	331,489	18,974,431
		37,253,150
Food, Beverage & Tobacco 4.5%
Archer-Daniels-Midland Co.	460,343	21,019,261
Bunge Ltd.	229,058	16,712,072
ConAgra Foods, Inc.	232,492	9,427,551
Dr Pepper Snapple Group, Inc.	197,905	17,686,770
PepsiCo, Inc.	196,344	20,064,393
		84,910,047
See financial notes    31

Schwab Dividend Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 4.1%
AmerisourceBergen Corp.	251,024	24,226,326
Cardinal Health, Inc.	446,694	36,718,247
Community Health Systems, Inc. *	38,658	1,083,970
McKesson Corp.	21,910	3,917,508
Molina Healthcare, Inc. *	167,276	10,371,112
		76,317,163
Household & Personal Products 0.1%
Spectrum Brands Holdings, Inc.	24,760	2,373,246
Insurance 6.2%
Assured Guaranty Ltd.	250,413	6,871,333
Everest Re Group Ltd.	10,792	1,920,652
MetLife, Inc.	783,980	39,496,912
Reinsurance Group of America, Inc.	429,882	38,792,552
The Travelers Cos., Inc.	254,328	28,711,088
		115,792,537
Materials 2.9%
International Paper Co.	411,654	17,573,509
LyondellBasell Industries N.V., Class A	172,412	16,018,799
PolyOne Corp.	163,956	5,482,689
Steel Dynamics, Inc.	820,706	15,158,440
		54,233,437
Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Amgen, Inc.	238,463	37,720,077
Gilead Sciences, Inc.	149,523	16,167,922
Johnson & Johnson	78,228	7,903,375
Merck & Co., Inc.	11,053	604,157
Pfizer, Inc.	1,912,372	64,676,421
		127,071,952
Real Estate 4.9%
CBL & Associates Properties, Inc.	157,146	2,291,189
Duke Realty Corp.	1,207,643	24,998,210
Equity LifeStyle Properties, Inc.	175,148	10,592,951
Equity Residential	37,897	2,930,196
Retail Properties of America, Inc., Class A	505,926	7,573,712
RLJ Lodging Trust	142,000	3,562,780
Simon Property Group, Inc.	68,893	13,879,184
SL Green Realty Corp.	193,705	22,977,287
UDR, Inc.	102,692	3,538,766
		92,344,275
Retailing 2.9%
American Eagle Outfitters, Inc.	255,832	3,909,113
Best Buy Co., Inc.	333,863	11,695,221
Chico's FAS, Inc.	211,921	2,928,748
Lowe's Cos., Inc.	385,849	28,487,232
The Gap, Inc.	113,929	3,101,147
The Home Depot, Inc.	34,114	4,217,855
		54,339,316
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	1,070,970	36,263,044
Teradyne, Inc.	140,305	2,738,754
		39,001,798
Software & Services 5.0%
Accenture plc, Class A	36,522	3,915,158
Computer Sciences Corp.	616,018	41,020,639
Global Payments, Inc.	10,228	1,395,201
Leidos Holdings, Inc.	321,465	16,899,415
Microsoft Corp.	386,090	20,323,778
Rackspace Hosting, Inc. *	289,026	7,471,322
Xerox Corp.	258,734	2,429,512
		93,455,025
Technology Hardware & Equipment 4.4%
Apple, Inc.	325,866	38,940,987
Cisco Systems, Inc.	682,211	19,681,788
F5 Networks, Inc. *	48,271	5,319,464
Hewlett-Packard Co.	497,396	13,409,796
Ingram Micro, Inc., Class A	146,613	4,366,135
SYNNEX Corp.	8,209	726,004
		82,444,174
Telecommunication Services 1.1%
AT&T, Inc.	147,631	4,947,115
Verizon Communications, Inc.	337,843	15,838,080
		20,785,195
Transportation 2.3%
Delta Air Lines, Inc.	283,629	14,419,698
United Parcel Service, Inc., Class B	288,069	29,676,869
		44,096,567
Utilities 6.9%
AES Corp.	854,365	9,355,297
American Electric Power Co., Inc.	490,867	27,807,616
CenterPoint Energy, Inc.	39,099	725,287
Edison International	60,295	3,649,053
Entergy Corp.	487,549	33,231,340
Exelon Corp.	374,238	10,448,725
NRG Energy, Inc.	555,778	7,163,978
UGI Corp.	947,745	34,753,809
Xcel Energy, Inc.	36,688	1,307,193
		128,442,298
Total Common Stock
(Cost $1,739,386,992)		1,859,801,705
32    See financial notes

Schwab Dividend Equity Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 11/02/15	7,616,449	7,616,449
Total Short-Term Investment
(Cost $7,616,449)		7,616,449

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $1,745,871,821 and the unrealized appreciation and depreciation were $207,248,267 and ($85,701,934), respectively, with a net unrealized appreciation of $121,546,333.
*	Non-income producing security.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	78	8,087,430	481,727

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,859,801,705	$—	$—	$1,859,801,705
Short-Term Investment[1]	—	7,616,449	—	7,616,449
Total	$1,859,801,705	$7,616,449	$—	$1,867,418,154
Other Financial Instruments
Futures Contracts[2]	$481,727	$—	$—	$481,727
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    33

Schwab Dividend Equity Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $1,747,003,441)		$1,867,418,154
Deposit with broker for futures contracts		450,800
Receivables:
Investments sold		4,248,133
Dividends		2,609,395
Fund shares sold		210,206
Interest		13
Prepaid expenses	+	26,825
Total assets		1,874,963,526
Liabilities
Payables:
Investment adviser and administrator fees		191,947
Shareholder service fees		76,188
Fund shares redeemed		2,647,936
Variation margin on futures contracts		36,270
Accrued expenses	+	128,321
Total liabilities		3,080,662
Net Assets
Total assets		1,874,963,526
Total liabilities	–	3,080,662
Net assets		$1,871,882,864
Net Assets by Source
Capital received from investors		1,554,190,137
Net investment income not yet distributed		587,212
Net realized capital gains		196,209,075
Net unrealized capital appreciation		120,896,440

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,871,882,864		113,914,626		$16.43

34    See financial notes

Schwab Dividend Equity Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends		$51,435,325
Interest	+	5,177
Total investment income		51,440,502
Expenses
Investment adviser and administrator fees		12,324,201
Shareholder service fees		4,849,426
Portfolio accounting fees		75,673
Shareholder reports		56,363
Registration fees		45,416
Custodian fees		41,562
Professional fees		41,406
Transfer agent fees		40,971
Proxy fees		17,320
Independent trustees' fees		16,446
Other expenses	+	61,203
Total expenses		17,569,987
Expense reduction by CSIM and its affiliates	–	40,971
Net expenses	–	17,529,016
Net investment income		33,911,486
Realized and Unrealized Gains (Losses)
Net realized gains on investments		194,362,889
Net realized losses on futures contracts	+	(346,514)
Net realized gains		194,016,375
Net change in unrealized appreciation (depreciation) on investments		(221,375,402)
Net change in unrealized appreciation (depreciation) on futures contracts	+	278,319
Net change in unrealized appreciation (depreciation)	+	(221,097,083)
Net realized and unrealized losses		(27,080,708)
Increase in net assets resulting from operations		$6,830,778
See financial notes    35

Schwab Dividend Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$33,911,486	$28,562,537
Net realized gains		194,016,375	273,148,591
Net change in unrealized appreciation (depreciation)	+	(221,097,083)	(45,088,782)
Increase in net assets from operations		6,830,778	256,622,346
Distributions to Shareholders
Distributions from net investment income		(31,258,036)	(30,034,449)
Distributions from net realized gains	+	(272,348,613)	(118,279,747)
Total distributions		($303,606,649)	($148,314,196)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,692,885	$248,859,127	17,591,274	$317,805,473
Shares reinvested		12,419,993	210,709,144	5,046,536	87,839,410
Shares redeemed	+	(20,322,510)	(344,140,463)	(14,499,226)	(264,363,089)
Net transactions in fund shares		6,790,368	$115,427,808	8,138,584	$141,281,794
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		107,124,258	$2,053,230,927	98,985,674	$1,803,640,983
Total increase or decrease	+	6,790,368	(181,348,063)	8,138,584	249,589,944
End of period		113,914,626	$1,871,882,864	107,124,258	$2,053,230,927
Net investment income not yet distributed			$587,212		$—
36    See financial notes

Schwab Large-Cap Growth Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$18.38	$15.66	$12.48	$11.18	$10.48
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.11	0.14	0.07	0.07
Net realized and unrealized gains (losses)	1.08	2.70	3.17	1.29	0.69
Total from investment operations	1.21	2.81	3.31	1.36	0.76
Less distributions:
Distributions from net investment income	(0.09)	(0.09)	(0.13)	(0.06)	(0.06)
Distributions from net realized gains	(1.82)	—	—	—	—
Total distributions	(1.91)	(0.09)	(0.13)	(0.06)	(0.06)
Net asset value at end of period	$17.68	$18.38	$15.66	$12.48	$11.18
Total return	7.00%	18.06%	26.76%	12.18%	7.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Gross operating expenses	1.03%	1.04%	1.05%	1.05%	1.05%
Net investment income (loss)	0.75%	0.60%	1.00%	0.53%	0.56%
Portfolio turnover rate	90%	82%	87%	79%	62%
Net assets, end of period (x 1,000,000)	$251	$256	$253	$217	$213

1
Calculated based on the average shares outstanding during the period.
See financial notes    37

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	217,636,236	248,986,487
0.7%	Short-Term Investment	1,849,974	1,849,974
100.0%	Total Investments	219,486,210	250,836,461
0.0%	Other Assets and Liabilities, Net		33,583
100.0%	Net Assets		250,870,044

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.1%
Delphi Automotive plc	6,056	503,799
Lear Corp.	18,650	2,332,369
		2,836,168
Banks 1.5%
MGIC Investment Corp. *	24,964	234,662
Radian Group, Inc.	239,175	3,460,862
		3,695,524
Capital Goods 6.5%
BWX Technologies, Inc.	107,884	3,053,117
Huntington Ingalls Industries, Inc.	49,804	5,973,492
Masco Corp.	9,327	270,483
Owens Corning	14,991	682,540
Spirit AeroSystems Holdings, Inc., Class A *	86,481	4,561,008
Stanley Black & Decker, Inc.	15,581	1,651,275
		16,191,915
Commercial & Professional Supplies 1.4%
R.R. Donnelley & Sons Co.	201,500	3,399,305
Consumer Durables & Apparel 2.4%
NIKE, Inc., Class B	24,095	3,157,168
Wolverine World Wide, Inc.	147,463	2,738,388
		5,895,556
Consumer Services 2.9%
Cracker Barrel Old Country Store, Inc.	1,714	235,606
Darden Restaurants, Inc.	55,733	3,449,315
Security	Number of Shares	Value ($)
Jack in the Box, Inc.	8,936	666,000
Six Flags Entertainment Corp.	5,399	280,964
Vail Resorts, Inc.	23,144	2,642,351
		7,274,236
Diversified Financials 1.5%
Ally Financial, Inc. *	14,089	280,653
Lazard Ltd., Class A	10,296	476,911
Voya Financial, Inc.	77,036	3,125,350
		3,882,914
Energy 2.7%
CVR Energy, Inc.	12,427	552,505
Marathon Petroleum Corp.	29,483	1,527,219
Tesoro Corp.	5,852	625,754
Valero Energy Corp.	58,590	3,862,253
Western Refining, Inc.	5,558	231,324
		6,799,055
Food & Staples Retailing 2.1%
The Kroger Co.	136,061	5,143,106
Food, Beverage & Tobacco 6.9%
Archer-Daniels-Midland Co.	49,589	2,264,234
Bunge Ltd.	28,660	2,091,034
Campbell Soup Co.	4,880	247,855
ConAgra Foods, Inc.	17,605	713,883
Dr Pepper Snapple Group, Inc.	63,220	5,649,971
PepsiCo, Inc.	63,145	6,452,787
		17,419,764
Health Care Equipment & Services 7.2%
Allscripts Healthcare Solutions, Inc. *	18,143	255,091
AmerisourceBergen Corp.	56,774	5,479,259
Cardinal Health, Inc.	52,547	4,319,363
Centene Corp. *	9,532	566,963
Community Health Systems, Inc. *	20,002	560,856
Express Scripts Holding Co. *	8,725	753,666
Hologic, Inc. *	73,221	2,845,368
McKesson Corp.	1,248	223,142
Molina Healthcare, Inc. *	51,137	3,170,494
		18,174,202
Household & Personal Products 0.2%
Spectrum Brands Holdings, Inc.	6,281	602,034
Insurance 2.2%
MetLife, Inc.	14,947	753,030
Reinsurance Group of America, Inc.	54,081	4,880,269
		5,633,299
Materials 2.0%
LyondellBasell Industries N.V., Class A	24,602	2,285,772
PolyOne Corp.	42,580	1,423,875
Steel Dynamics, Inc.	76,421	1,411,496
		5,121,143
38    See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Media 3.9%
Comcast Corp., Class A	121,275	7,594,241
Scripps Networks Interactive, Inc., Class A	28,148	1,691,132
The Interpublic Group of Cos., Inc.	18,266	418,839
		9,704,212
Pharmaceuticals, Biotechnology & Life Sciences 10.6%
AbbVie, Inc.	52,782	3,143,168
Amgen, Inc.	48,647	7,694,982
Biogen, Inc. *	5,575	1,619,593
Catalent, Inc. *	29,197	776,056
Celgene Corp. *	34,412	4,222,697
Eli Lilly & Co.	5,412	441,457
Gilead Sciences, Inc.	76,998	8,325,794
Zoetis, Inc.	5,782	248,684
		26,472,431
Real Estate 1.9%
Lamar Advertising Co., Class A	17,216	971,499
SL Green Realty Corp.	31,565	3,744,240
		4,715,739
Retailing 8.4%
Amazon.com, Inc. *	9,054	5,666,899
American Eagle Outfitters, Inc.	14,361	219,436
Best Buy Co., Inc.	44,825	1,570,220
Chico's FAS, Inc.	45,151	623,987
Expedia, Inc.	2,729	371,963
Genuine Parts Co.	2,819	255,852
Lowe's Cos., Inc.	91,627	6,764,821
Target Corp.	13,258	1,023,253
The Gap, Inc.	76,911	2,093,517
The Home Depot, Inc.	17,145	2,119,808
The TJX Cos., Inc.	5,338	390,688
		21,100,444
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	47,878	1,621,149
Microsemi Corp. *	64,392	2,318,756
Teradyne, Inc.	14,885	290,555
		4,230,460
Software & Services 14.8%
Accenture plc, Class A	23,119	2,478,357
Alphabet, Inc., Class A *	12,144	8,954,864
Computer Sciences Corp.	82,098	5,466,906
eBay, Inc. *	8,983	250,626
Electronic Arts, Inc. *	14,952	1,077,591
Facebook, Inc., Class A *	43,557	4,441,507
Global Payments, Inc.	8,345	1,138,341
IAC/InterActiveCorp	4,600	308,246
Leidos Holdings, Inc.	102,151	5,370,078
Microsoft Corp.	79,704	4,195,619
Nuance Communications, Inc. *	27,945	474,227
Rackspace Hosting, Inc. *	82,958	2,144,464
Red Hat, Inc. *	3,231	255,604
Security	Number of Shares	Value ($)
Sabre Corp.	8,960	262,707
Xerox Corp.	43,559	409,019
		37,228,156
Technology Hardware & Equipment 11.1%
Apple, Inc.	183,008	21,869,456
Ciena Corp. *	112,744	2,721,640
Cisco Systems, Inc.	27,816	802,492
F5 Networks, Inc. *	21,676	2,388,695
		27,782,283
Telecommunication Services 0.7%
Verizon Communications, Inc.	36,345	1,703,854
Transportation 4.6%
Alaska Air Group, Inc.	7,796	594,445
Delta Air Lines, Inc.	118,825	6,041,063
Matson, Inc.	34,000	1,558,220
United Continental Holdings, Inc. *	18,715	1,128,701
United Parcel Service, Inc., Class B	21,688	2,234,298
		11,556,727
Utilities 1.0%
UGI Corp.	66,102	2,423,960
Total Common Stock
(Cost $217,636,236)		248,986,487
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets
Time Deposit 0.7%
Australia & New Zealand Banking Group Ltd.
0.03%, 11/02/15	1,849,974	1,849,974
Total Short-Term Investment
(Cost $1,849,974)		1,849,974

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $219,468,554 and the unrealized appreciation and depreciation were $41,286,810 and ($9,918,903), respectively, with a net unrealized appreciation of $31,367,907.
*	Non-income producing security.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	10	1,036,850	61,760

See financial notes    39

Schwab Large-Cap Growth Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$248,986,487	$—	$—	$248,986,487
Short-Term Investment[1]	—	1,849,974	—	1,849,974
Total	$248,986,487	$1,849,974	$—	$250,836,461
Other Financial Instruments
Futures Contracts[2]	$61,760	$—	$—	$61,760
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
40    See financial notes

Schwab Large-Cap Growth Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $219,486,210)		$250,836,461
Deposit with broker for futures contracts		69,000
Receivables:
Dividends		129,393
Fund shares sold		77,510
Prepaid expenses	+	12,627
Total assets		251,124,991
Liabilities
Payables:
Investment adviser and administrator fees		28,810
Shareholder service fees		10,528
Fund shares redeemed		147,499
Variation margin on futures contracts		4,650
Accrued expenses	+	63,460
Total liabilities		254,947
Net Assets
Total assets		251,124,991
Total liabilities	–	254,947
Net assets		$250,870,044
Net Assets by Source
Capital received from investors		184,799,030
Net investment income not yet distributed		1,586,062
Net realized capital gains		33,072,941
Net unrealized capital appreciation		31,412,011

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$250,870,044		14,189,605		$17.68

See financial notes    41

Schwab Large-Cap Growth Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends		$4,423,453
Interest		659
Securities on loan	+	49,709
Total investment income		4,473,821
Expenses
Investment adviser and administrator fees		1,846,082
Shareholder service fees		626,648
Portfolio accounting fees		41,397
Professional fees		35,918
Transfer agent fees		26,730
Shareholder reports		23,099
Registration fees		11,029
Custodian fees		10,694
Independent trustees' fees		8,064
Proxy fees		6,596
Other expenses	+	12,139
Total expenses		2,648,396
Expense reduction by CSIM and its affiliates	–	103,581
Net expenses	–	2,544,815
Net investment income		1,929,006
Realized and Unrealized Gains (Losses)
Net realized gains on investments		32,937,851
Net realized gains on futures contracts	+	3,787
Net realized gains		32,941,638
Net change in unrealized appreciation (depreciation) on investments		(17,512,035)
Net change in unrealized appreciation (depreciation) on futures contracts	+	49,573
Net change in unrealized appreciation (depreciation)	+	(17,462,462)
Net realized and unrealized gains		15,479,176
Increase in net assets resulting from operations		$17,408,182
42    See financial notes

Schwab Large-Cap Growth Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$1,929,006	$1,533,883
Net realized gains		32,941,638	39,312,198
Net change in unrealized appreciation (depreciation)	+	(17,462,462)	1,502,772
Increase in net assets from operations		17,408,182	42,348,853
Distributions to Shareholders
Distributions from net investment income		(1,230,983)	(1,490,864)
Distributions from net realized gains	+	(25,103,219)	—
Total distributions		($26,334,202)	($1,490,864)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,525,412	$26,545,521	1,209,235	$20,323,834
Shares reinvested		883,607	14,985,971	49,885	793,166
Shares redeemed	+	(2,147,036)	(37,713,740)	(3,467,366)	(58,680,881)
Net transactions in fund shares		261,983	$3,817,752	(2,208,246)	($37,563,881)
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,927,622	$255,978,312	16,135,868	$252,684,204
Total increase or decrease	+	261,983	(5,108,268)	(2,208,246)	3,294,108
End of period		14,189,605	$250,870,044	13,927,622	$255,978,312
Net investment income not yet distributed			$1,586,062		$972,556
See financial notes    43

Schwab Small-Cap Equity Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$25.11	$24.87	$17.72	$15.61	$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	(0.02)	0.09	0.02	(0.01)
Net realized and unrealized gains (losses)	0.63	2.71	7.16	2.10	1.66
Total from investment operations	0.68	2.69	7.25	2.12	1.65
Less distributions:
Distributions from net investment income	(0.02)	(0.07)	(0.10)	(0.01)	—
Distributions from net realized gains	(4.58)	(2.38)	—	—	—
Total distributions	(4.60)	(2.45)	(0.10)	(0.01)	—
Net asset value at end of period	$21.19	$25.11	$24.87	$17.72	$15.61
Total return	3.01%	11.67%	41.10%	13.57%	11.82%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.09%	1.10%	1.10%	1.12%	1.11%
Gross operating expenses	1.09%	1.10%	1.11%	1.12%	1.12%
Net investment income (loss)	0.22%	(0.10%)	0.42%	0.11%	(0.05%)
Portfolio turnover rate	95%	103%	84%	101%	72%
Net assets, end of period (x 1,000,000)	$630	$666	$590	$388	$226

1
Calculated based on the average shares outstanding during the period.
44    See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	610,767,482	628,545,352
4.9%	Other Investment Company	30,521,443	30,521,443
0.1%	Short-Term Investment	831,079	831,079
104.7%	Total Investments	642,120,004	659,897,874
(4.7%)	Other Assets and Liabilities, Net		(29,533,573)
100.0%	Net Assets		630,364,301

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 3.4%
American Axle & Manufacturing Holdings, Inc. *	340,212	7,539,098
Cooper Tire & Rubber Co.	45,901	1,918,203
Dana Holding Corp.	106,659	1,791,871
Tenneco, Inc. *	133,829	7,573,383
Tower International, Inc. *	102,880	2,826,114
		21,648,669
Banks 7.9%
1st Source Corp.	35,101	1,114,808
Banc of California, Inc.	342,855	4,470,829
BancFirst Corp.	13,210	814,132
BNC Bancorp	18,449	414,180
Camden National Corp.	14,621	571,535
Federal Agricultural Mortgage Corp., Class C	44,786	1,314,917
First Bancorp (North Carolina)	14,300	264,979
First BanCorp (Puerto Rico) *	1,059,719	4,016,335
First Citizens BancShares, Inc., Class A	4,287	1,098,072
First Community Bancshares, Inc.	27,051	520,191
First Defiance Financial Corp.	10,948	419,308
First Financial Corp.	34,409	1,179,196
First Interstate BancSystem, Inc., Class A	28,960	821,306
Great Southern Bancorp, Inc.	5,287	255,521
Great Western Bancorp, Inc.	73,760	2,084,458
Heartland Financial USA, Inc.	12,827	472,547
International Bancshares Corp.	44,030	1,186,608
Lakeland Bancorp, Inc.	13,494	156,935
Security	Number of Shares	Value ($)
MainSource Financial Group, Inc.	29,140	630,590
MGIC Investment Corp. *	766,064	7,201,002
NBT Bancorp, Inc.	7,853	220,748
OFG Bancorp	14,567	134,162
Preferred Bank	31,993	1,059,288
Radian Group, Inc.	480,138	6,947,597
Republic Bancorp, Inc., Class A	24,098	612,812
Synovus Financial Corp.	112,784	3,567,358
TCF Financial Corp.	175,248	2,697,067
TriState Capital Holdings, Inc. *	8,826	110,237
United Community Banks, Inc.	210,147	4,236,563
Waterstone Financial, Inc.	46,541	619,926
WSFS Financial Corp.	14,072	447,067
		49,660,274
Capital Goods 8.1%
Accuride Corp. *	167,189	471,473
Aerojet Rocketdyne Holdings, Inc. *	124,994	2,117,398
Allied Motion Technologies, Inc.	8,617	166,222
Altra Industrial Motion Corp.	20,400	539,784
Blount International, Inc. *	230,349	1,398,218
BWX Technologies, Inc.	177,048	5,010,458
Commercial Vehicle Group, Inc. *	22,729	94,553
Cubic Corp.	107,624	4,826,936
Ducommun, Inc. *	35,259	763,005
DXP Enterprises, Inc. *	4,452	134,717
EMCOR Group, Inc.	51,497	2,486,275
General Cable Corp.	392,882	6,046,454
Global Brass & Copper Holdings, Inc.	97,379	2,190,054
Hillenbrand, Inc.	19,568	580,583
Hurco Cos., Inc.	9,200	247,204
John Bean Technologies Corp.	87,360	3,918,970
Kadant, Inc.	20,540	844,605
Kaman Corp.	63,744	2,479,004
L.B. Foster Co., Class A	10,746	158,289
Meritor, Inc. *	210,226	2,285,157
Moog, Inc., Class A *	32,357	1,998,368
MYR Group, Inc. *	14,775	332,437
National Presto Industries, Inc.	13,791	1,214,298
Patrick Industries, Inc. *	46,530	1,888,187
Rexnord Corp. *	65,614	1,212,547
Titan Machinery, Inc. *(a)	15,257	186,593
Wabash National Corp. *	603,119	7,219,334
		50,811,123
Commercial & Professional Supplies 2.7%
ACCO Brands Corp. *	53,714	433,472
ARC Document Solutions, Inc. *	30,710	191,016
CDI Corp.	6,016	48,128
CRA International, Inc. *	47,816	1,118,894
Deluxe Corp.	45,901	2,733,405
Ennis, Inc.	189,823	3,802,155
Heidrick & Struggles International, Inc.	100,606	2,672,095
Hill International, Inc. *	70,478	238,216
Quad Graphics, Inc.	371,666	4,794,491
TrueBlue, Inc. *	25,958	752,003
		16,783,875
See financial notes    45

Schwab Small-Cap Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.2%
CSS Industries, Inc.	20,620	562,926
Culp, Inc.	25,758	772,998
Installed Building Products, Inc. *	5,103	113,031
JAKKS Pacific, Inc. *(a)	393,593	3,117,257
Johnson Outdoors, Inc., Class A	7,100	152,153
Libbey, Inc.	15,237	512,573
Nautilus, Inc. *	109,212	1,860,972
Perry Ellis International, Inc. *	33,752	724,655
		7,816,565
Consumer Services 3.6%
Ascent Capital Group, Inc., Class A *	43,779	953,507
Bloomin' Brands, Inc.	152,293	2,584,412
Boyd Gaming Corp. *	32,999	659,650
Bravo Brio Restaurant Group, Inc. *	41,654	489,018
Capella Education Co.	22,345	1,008,877
ClubCorp Holdings, Inc.	30,153	616,327
Denny's Corp. *	30,038	329,216
Diamond Resorts International, Inc. *	145,128	4,127,440
Isle of Capri Casinos, Inc. *	172,058	3,291,470
K12, Inc. *	202,233	1,963,682
Penn National Gaming, Inc. *	153,465	2,740,885
Regis Corp. *	173,292	2,862,784
Ruby Tuesday, Inc. *	142,609	745,845
Ruth's Hospitality Group, Inc.	2,807	43,537
Strayer Education, Inc. *	4,742	250,947
		22,667,597
Diversified Financials 4.4%
Calamos Asset Management, Inc., Class A	78,751	739,472
Cash America International, Inc.	127,547	4,404,198
Diamond Hill Investment Group, Inc.	999	199,850
Gain Capital Holdings, Inc.	229,235	1,707,801
Interactive Brokers Group, Inc., Class A	140,190	5,767,417
Janus Capital Group, Inc.	1,997	31,013
KCG Holdings, Inc., Class A *	498,533	6,226,677
MarketAxess Holdings, Inc.	41,969	4,251,879
Marlin Business Services Corp.	39,303	694,091
Nelnet, Inc., Class A	72,125	2,580,632
Oppenheimer Holdings, Inc., Class A	20,296	372,432
Regional Management Corp. *	25,001	407,766
Westwood Holdings Group, Inc.	3,268	189,871
		27,573,099
Energy 2.3%
Alon USA Energy, Inc.	313,065	5,243,839
Cloud Peak Energy, Inc. *(a)	95,161	282,628
Contango Oil & Gas Co. *	39,908	305,296
Delek US Holdings, Inc.	30,583	831,858
Exterran Holdings, Inc.	29,659	644,787
Matrix Service Co. *	57,590	1,307,293
Par Pacific Holdings, Inc. *	51,044	1,163,803
Parker Drilling Co. *	368,640	1,054,310
Pioneer Energy Services Corp. *	459,778	1,062,087
Security	Number of Shares	Value ($)
REX American Resources Corp. *	49,182	2,700,584
TETRA Technologies, Inc. *	17,608	118,678
		14,715,163
Food & Staples Retailing 1.7%
Ingles Markets, Inc., Class A	14,855	741,859
SpartanNash, Co.	216,909	6,051,761
SUPERVALU, Inc. *	442,562	2,907,632
The Fresh Market, Inc. *	15,659	390,222
Village Super Market, Inc., Class A	24,752	620,285
		10,711,759
Food, Beverage & Tobacco 3.0%
Cal-Maine Foods, Inc. (a)	86,409	4,619,425
Darling Ingredients, Inc. *	177,360	1,794,883
Dean Foods Co.	446,504	8,086,188
Fresh Del Monte Produce, Inc.	20,444	932,860
John B. Sanfilippo & Son, Inc.	30,010	1,942,247
National Beverage Corp. *	7,759	292,049
Universal Corp.	24,921	1,345,983
		19,013,635
Health Care Equipment & Services 3.6%
Alliance HealthCare Services, Inc. *	8,250	69,795
AngioDynamics, Inc. *	19,638	247,046
Cantel Medical Corp.	1,824	108,127
CryoLife, Inc.	7,332	77,279
Cynosure, Inc., Class A *	7,020	264,233
Exactech, Inc. *	14,757	251,312
Globus Medical, Inc., Class A *	9,789	218,784
Greatbatch, Inc. *	1,289	68,897
Hill-Rom Holdings, Inc.	11,796	621,531
Integra LifeSciences Holdings Corp. *	48,337	2,879,435
MedAssets, Inc. *	77,518	1,835,626
Merit Medical Systems, Inc. *	135,471	2,511,632
Molina Healthcare, Inc. *	77,592	4,810,704
National HealthCare Corp.	8,700	567,936
Natus Medical, Inc. *	3,688	167,915
Quality Systems, Inc.	151,310	2,125,905
RadNet, Inc. *	393,735	2,602,588
RTI Surgical, Inc. *	44,624	187,644
SurModics, Inc. *	54,803	1,168,948
Triple-S Management Corp., Class B *	80,389	1,655,210
		22,440,547
Household & Personal Products 0.9%
Central Garden & Pet Co., Class A *	122,735	2,071,767
Natural Health Trends Corp. (a)	5,632	277,432
USANA Health Sciences, Inc. *	25,518	3,281,615
		5,630,814
Insurance 2.9%
American Equity Investment Life Holding Co.	200,416	5,146,683
Employers Holdings, Inc.	8,609	227,880
Fidelity & Guaranty Life	36,495	974,417
46    See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Maiden Holdings Ltd.	421,358	6,552,117
National Western Life Group, Inc., Class A	4,390	1,132,576
Selective Insurance Group, Inc.	109,433	3,993,210
		18,026,883
Materials 2.0%
AEP Industries, Inc. *	27,604	2,208,320
Century Aluminum Co. *	460,547	1,667,180
Commercial Metals Co.	35,272	506,859
Domtar Corp.	46,924	1,935,146
Innospec, Inc.	8,039	444,074
Koppers Holdings, Inc.	52,425	993,978
SunCoke Energy, Inc.	107,342	532,416
Trinseo S.A. *(a)	128,666	4,175,212
		12,463,185
Media 1.1%
MSG Networks, Inc., Class A *	93,375	1,916,055
Nexstar Broadcasting Group, Inc., Class A	40,807	2,172,157
Sinclair Broadcast Group, Inc., Class A	90,933	2,728,899
World Wrestling Entertainment, Inc., Class A (a)	13,240	236,069
		7,053,180
Pharmaceuticals, Biotechnology & Life Sciences 12.8%
Acorda Therapeutics, Inc. *	180,601	6,508,860
Aegerion Pharmaceuticals, Inc. *(a)	91,188	1,338,640
Affymetrix, Inc. *	13,859	127,503
AMAG Pharmaceuticals, Inc. *	111,319	4,452,760
ANI Pharmaceuticals, Inc. *	10,181	425,973
Array BioPharma, Inc. *	25,504	130,580
Bio-Rad Laboratories, Inc., Class A *	1,555	216,891
BioCryst Pharmaceuticals, Inc. *	11,775	105,857
BioSpecifics Technologies Corp. *	36,710	2,144,231
Cambrex Corp. *	14,483	665,784
Catalent, Inc. *	181,884	4,834,477
Concert Pharmaceuticals, Inc. *	7,957	180,703
Depomed, Inc. *	60,468	1,058,190
Dyax Corp. *	6,180	170,135
Emergent Biosolutions, Inc. *	228,573	7,348,622
Enanta Pharmaceuticals, Inc. *	119,286	3,350,744
Halozyme Therapeutics, Inc. *	96,020	1,502,713
INC Research Holdings, Inc., Class A *	27,223	1,135,471
Infinity Pharmaceuticals, Inc. *	301,770	3,123,319
Ligand Pharmaceuticals, Inc. *	47,589	4,299,666
MiMedx Group, Inc. *(a)	282,849	2,059,141
Momenta Pharmaceuticals, Inc. *	55,237	906,439
Myriad Genetics, Inc. *(a)	74,067	2,990,085
NewLink Genetics Corp. *	45,280	1,732,866
Osiris Therapeutics, Inc. (a)	137,017	2,333,400
PAREXEL International Corp. *	19,105	1,205,908
PDL BioPharma, Inc.	396,033	1,813,831
Pernix Therapeutics Holdings, Inc. *(a)	242,133	680,394
Phibro Animal Health Corp., Class A	118,344	3,947,956
Prestige Brands Holdings, Inc. *	146,954	7,202,216
Security	Number of Shares	Value ($)
Repligen Corp. *	49,597	1,648,604
Retrophin, Inc. *	10,287	196,790
SciClone Pharmaceuticals, Inc. *	260,697	1,986,511
Spectrum Pharmaceuticals, Inc. *	713,428	3,716,960
Sucampo Pharmaceuticals, Inc., Class A *	117,155	2,268,121
Supernus Pharmaceuticals, Inc. *	160,091	2,641,502
Vanda Pharmaceuticals, Inc. *(a)	12,237	131,425
		80,583,268
Real Estate 8.6%
Agree Realty Corp.	6,287	203,573
CBL & Associates Properties, Inc.	61,435	895,722
CoreSite Realty Corp.	149,916	8,237,884
CyrusOne, Inc.	138,779	4,896,123
DuPont Fabros Technology, Inc.	3,783	121,397
Empire State Realty Trust, Inc., Class A	435,973	7,769,039
First Industrial Realty Trust, Inc.	392,600	8,511,568
Highwoods Properties, Inc.	60,743	2,639,284
Inland Real Estate Corp.	129,962	1,150,164
Mack-Cali Realty Corp.	270,282	5,881,336
Marcus & Millichap, Inc. *	36,129	1,574,141
RE/MAX Holdings, Inc., Class A	70,393	2,651,704
RLJ Lodging Trust	8,570	215,021
Saul Centers, Inc.	49,218	2,759,653
Summit Hotel Properties, Inc.	472,701	6,182,929
Sunstone Hotel Investors, Inc.	55,696	805,364
		54,494,902
Retailing 4.5%
1-800-Flowers.com, Inc., Class A *	115,574	1,147,650
Aaron's, Inc.	150,484	3,712,440
Build-A-Bear Workshop, Inc. *	86,560	1,346,873
Chico's FAS, Inc.	332,209	4,591,128
Citi Trends, Inc.	35,131	933,431
Express, Inc. *	110,118	2,125,277
Outerwall, Inc. (a)	97,175	5,830,500
Rent-A-Center, Inc.	219,964	4,045,138
Stage Stores, Inc.	109,907	1,069,395
The Children's Place, Inc.	60,283	3,235,389
Tilly's, Inc., Class A *	79,209	577,434
		28,614,655
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	55,857	1,579,636
Alpha & Omega Semiconductor Ltd. *	12,475	110,778
Amkor Technology, Inc. *	212,210	1,319,946
Cohu, Inc.	196,436	2,473,129
Diodes, Inc. *	13,034	298,479
FormFactor, Inc. *	338,952	2,792,964
IXYS Corp.	107,621	1,340,958
Microsemi Corp. *	1,968	70,868
NeoPhotonics Corp. *	20,423	168,898
Photronics, Inc. *	205,088	1,966,794
Tessera Technologies, Inc.	71,566	2,502,663
Xcerra Corp. *	197,180	1,368,429
		15,993,542
See financial notes    47

Schwab Small-Cap Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Software & Services 9.2%
ACI Worldwide, Inc. *	67,641	1,620,002
AVG Technologies N.V. *	135,942	3,221,825
Blackhawk Network Holdings, Inc. *	84,876	3,614,020
BroadSoft, Inc. *	35,331	1,129,532
Carbonite, Inc. *	6,538	66,165
CSG Systems International, Inc.	28,919	969,365
DHI Group, Inc. *	341,856	3,093,797
EarthLink Holdings Corp.	720,460	6,159,933
Endurance International Group Holdings, Inc. *	90,413	1,205,205
Epiq Systems, Inc.	65,465	903,417
Fair Isaac Corp.	19,393	1,791,332
Gigamon, Inc. *	46,866	1,229,295
Internap Corp. *	20,226	136,728
Intralinks Holdings, Inc. *	111,799	978,241
Liquidity Services, Inc. *	117,511	962,415
Mentor Graphics Corp.	79,257	2,155,790
MicroStrategy, Inc., Class A *	28,369	4,881,454
Monster Worldwide, Inc. *	600,831	3,767,210
NeuStar, Inc., Class A *(a)	107,125	2,912,729
Progress Software Corp. *	63,190	1,534,253
QAD, Inc., Class A	34,750	887,515
QuinStreet, Inc. *	33,965	188,506
Science Applications International Corp.	90,924	4,169,775
Sykes Enterprises, Inc. *	68,679	1,991,691
TeleCommunication Systems, Inc., Class A *	104,770	428,509
United Online, Inc. *	126,000	1,471,680
VASCO Data Security International, Inc. *(a)	68,447	1,301,178
Web.com Group, Inc. *	213,758	5,016,900
		57,788,462
Technology Hardware & Equipment 6.8%
Black Box Corp.	27,486	335,604
Checkpoint Systems, Inc.	107,715	805,708
Ciena Corp. *	275,000	6,638,500
Diebold, Inc.	89,059	3,283,605
Eastman Kodak Co. *	7,598	95,127
Harmonic, Inc. *	305,019	1,756,910
Insight Enterprises, Inc. *	256,640	6,518,656
Lexmark International, Inc., Class A	28,979	941,528
Methode Electronics, Inc.	6,472	215,712
NETGEAR, Inc. *	108,191	4,479,107
Newport Corp. *	30,460	460,251
Polycom, Inc. *	284,888	3,925,757
RealD, Inc. *	43,986	447,338
Sanmina Corp. *	144,726	2,991,486
SYNNEX Corp.	48,516	4,290,755
Tech Data Corp. *	63,989	4,657,759
TTM Technologies, Inc. *	23,921	174,623
Vishay Intertechnology, Inc.	102,105	1,082,313
		43,100,739
Telecommunication Services 1.2%
General Communication, Inc., Class A *	162,837	3,316,176
Hawaiian Telcom Holdco, Inc. *	5,948	135,733
Security	Number of Shares	Value ($)
IDT Corp., Class B	160,719	2,081,311
Inteliquent, Inc.	47,185	977,673
Spok Holdings, Inc.	38,190	688,566
Vonage Holdings Corp. *	60,400	366,628
		7,566,087
Transportation 4.2%
Air Transport Services Group, Inc. *	241,571	2,364,980
ArcBest Corp.	80,283	2,079,330
Atlas Air Worldwide Holdings, Inc. *	51,684	2,131,448
Hawaiian Holdings, Inc. *	222,027	7,704,337
Matson, Inc.	118,271	5,420,360
P.A.M. Transportation Services, Inc. *	2,595	92,667
Park-Ohio Holdings Corp.	17,697	610,547
Virgin America, Inc. *	33,277	1,184,994
YRC Worldwide, Inc. *	251,369	4,589,998
		26,178,661
Utilities 1.1%
American States Water Co.	45,798	1,866,269
Atlantic Power Corp.	71,803	146,478
Consolidated Water Co., Ltd.	16,109	178,327
Southwest Gas Corp.	81,640	5,017,594
		7,208,668
Total Common Stock
(Cost $610,767,482)		628,545,352

Other Investment Company 4.9% of net assets
Securities Lending Collateral 4.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	30,521,443	30,521,443
Total Other Investment Company
(Cost $30,521,443)		30,521,443
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets
Time Deposits 0.1%
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	831,079	831,079
Total Short-Term Investment
(Cost $831,079)		831,079

End of Investments.

48    See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings continued

At 10/31/15, the tax basis cost of the fund's investments was $642,490,561 and the unrealized appreciation and depreciation were $80,270,566 and ($62,863,253), respectively, with a net unrealized appreciation of $17,407,313.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,735,390.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	5	579,150	2,090

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$628,545,352	$—	$—	$628,545,352
Other Investment Company	30,521,443	—	—	30,521,443
Short-Term Investment[1]	—	831,079	—	831,079
Total	$659,066,795	$831,079	$—	$659,897,874
Other Financial Instruments
Futures Contracts[2]	$2,090	$—	$—	$2,090
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    49

Schwab Small-Cap Equity Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $611,598,561) including securities on loan of $29,735,390		$629,376,431
Collateral invested for securities on loan, at value (cost $30,521,443)	+	30,521,443
Total investments, at value (cost $642,120,004)		659,897,874
Deposit with broker for futures contracts		1,902,300
Receivables:
Fund shares sold		419,406
Dividends		167,381
Income from securities on loan		69,284
Foreign tax reclaims		312
Prepaid expenses	+	20,062
Total assets		662,476,619
Liabilities
Collateral held for securities on loan		30,521,443
Payables:
Investment adviser and administrator fees		84,400
Shareholder service fees		29,219
Fund shares redeemed		1,389,697
Variation margin on futures contracts		1,300
Accrued expenses	+	86,259
Total liabilities		32,112,318
Net Assets
Total assets		662,476,619
Total liabilities	–	32,112,318
Net assets		$630,364,301
Net Assets by Source
Capital received from investors		537,069,209
Net investment income not yet distributed		881,488
Net realized capital gains		74,633,644
Net unrealized capital appreciation		17,779,960

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$630,364,301		29,753,369		$21.19

50    See financial notes

Schwab Small-Cap Equity Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $6,684)		$7,916,635
Interest		2,005
Securities on loan	+	876,874
Total investment income		8,795,514
Expenses
Investment adviser and administrator fees		5,456,212
Shareholder service fees		1,651,725
Portfolio accounting fees		56,546
Custodian fees		36,507
Professional fees		35,648
Registration fees		35,088
Shareholder reports		31,710
Transfer agent fees		28,344
Independent trustees' fees		10,067
Proxy fees		9,764
Interest expense		24
Other expenses	+	15,782
Total expenses		7,367,417
Expense reduction by CSIM and its affiliates	–	28,344
Net expenses	–	7,339,073
Net investment income		1,456,441
Realized and Unrealized Gains (Losses)
Net realized gains on investments		74,802,235
Net realized gains on futures contracts	+	329,605
Net realized gains		75,131,840
Net change in unrealized appreciation (depreciation) on investments		(54,080,433)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(103,401)
Net change in unrealized appreciation (depreciation)	+	(54,183,834)
Net realized and unrealized gains		20,948,006
Increase in net assets resulting from operations		$22,404,447
See financial notes    51

Schwab Small-Cap Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income (loss)		$1,456,441	($620,550)
Net realized gains		75,131,840	125,071,693
Net change in unrealized appreciation (depreciation)	+	(54,183,834)	(55,511,789)
Increase in net assets from operations		22,404,447	68,939,354
Distributions to Shareholders
Distributions from net investment income		(501,780)	(1,598,911)
Distributions from net realized gains	+	(122,791,233)	(56,889,199)
Total distributions		($123,293,013)	($58,488,110)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,541,101	$141,989,885	7,201,760	$173,508,919
Shares reinvested		4,347,908	90,523,445	1,076,328	24,841,650
Shares redeemed	+	(7,655,131)	(167,260,267)	(5,496,700)	(133,118,038)
Net transactions in fund shares		3,233,878	$65,253,063	2,781,388	$65,232,531
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,519,491	$665,999,804	23,738,103	$590,316,029
Total increase or decrease	+	3,233,878	(35,635,503)	2,781,388	75,683,775
End of period		29,753,369	$630,364,301	26,519,491	$665,999,804
Net investment income not yet distributed			$881,488		$65,851
52    See financial notes

Schwab Hedged Equity Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$19.02	$18.62	$16.36	$15.32	$14.79
Income (loss) from investment operations:
Net investment income (loss)	(0.01) [1]	(0.08)	(0.10)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	0.89	1.99	2.36	1.12	0.58
Total from investment operations	0.88	1.91	2.26	1.04	0.53
Less distributions:
Distributions from net realized gains	(2.44)	(1.51)	—	—	—
Net asset value at end of period	$17.46	$19.02	$18.62	$16.36	$15.32
Total return	4.84%	11.07%	13.81%	6.79%	3.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.82%	1.99%	2.48%	2.08%	1.86%
Net operating expenses (excluding dividend expense on short sales)	1.54 [2]	1.52 [2]	1.48 [2]	1.53 [2]	1.44 [3]
Gross operating expenses	1.84%	2.02%	2.52%	2.13%	1.88%
Net investment income (loss)	(0.06%)	(0.46%)	(0.49%)	(0.47%)	(0.25%)
Portfolio turnover rate	146%	142%	130%	109%	98%
Net assets, end of period (x 1,000,000)	$212	$200	$193	$194	$236

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 1.33% for the period ended 10/31/12, 10/31/13, 10/31/14 and 10/31/15, respectively, if stock loan fees on short sales had not been incurred.
3
The ratio of net operating expenses would have been 1.33% for the period ended 10/31/11, if stock loan fees on short sales and payment for state filing fees had not been included.
See financial notes    53

Schwab Hedged Equity Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.5%	Common Stock	197,408,536	208,478,108
1.4%	Other Investment Company	2,871,884	2,871,884
99.9%	Total Investments	200,280,420	211,349,992
(37.2%)	Short Sales	(84,992,534)	(78,729,912)
37.3%	Other Assets and Liabilities, Net		78,910,003
100.0%	Net Assets		211,530,083

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	102,518	2,271,799
Banks 8.3%
Bank of America Corp.	172,127	2,888,291
Citigroup, Inc. (a)	103,361	5,495,705
Fifth Third Bancorp	49,566	944,232
MGIC Investment Corp. *	158,548	1,490,351
Radian Group, Inc.	202,790	2,934,371
Regions Financial Corp. (a)	239,500	2,239,325
The PNC Financial Services Group, Inc. (a)	18,477	1,667,734
		17,660,009
Capital Goods 5.6%
Aerojet Rocketdyne Holdings, Inc. *	25,514	432,207
Allison Transmission Holdings, Inc.	67,679	1,942,387
Cubic Corp.	49,489	2,219,582
Huntington Ingalls Industries, Inc. (a)	19,529	2,342,308
Kaman Corp.	32,246	1,254,047
Spirit AeroSystems Holdings, Inc., Class A *(a)	69,286	3,654,144
		11,844,675
Commercial & Professional Supplies 2.1%
Pitney Bowes, Inc.	14,400	297,360
R.R. Donnelley & Sons Co. (a)	241,955	4,081,781
		4,379,141
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 2.1%
Carter's, Inc.	643	58,436
NIKE, Inc., Class B (a)	17,601	2,306,259
Wolverine World Wide, Inc. (a)	113,495	2,107,602
		4,472,297
Consumer Services 2.5%
Bloomin' Brands, Inc.	26,374	447,567
Darden Restaurants, Inc.	9,776	605,037
Houghton Mifflin Harcourt Co. *	109,457	2,144,263
Penn National Gaming, Inc. *	27,684	494,436
ServiceMaster Global Holdings, Inc. *	44,953	1,602,574
		5,293,877
Diversified Financials 3.8%
Interactive Brokers Group, Inc., Class A (a)	81,199	3,340,527
Lazard Ltd., Class A	30,339	1,405,302
Voya Financial, Inc. (a)	79,310	3,217,607
		7,963,436
Energy 6.3%
Alon USA Energy, Inc.	14,213	238,068
Anadarko Petroleum Corp.	13,046	872,516
CVR Energy, Inc. (a)	77,231	3,433,690
Devon Energy Corp.	36,120	1,514,512
EOG Resources, Inc. (a)	2,781	238,749
Marathon Petroleum Corp.	12,616	653,509
Pioneer Energy Services Corp. *	88,389	204,179
Schlumberger Ltd.	8,341	651,932
Tesoro Corp.	7,046	753,429
Valero Energy Corp. (a)	65,782	4,336,349
Western Refining, Inc.	8,665	360,637
		13,257,570
Food & Staples Retailing 2.4%
SpartanNash, Co.	27,956	779,973
SUPERVALU, Inc. *	144,621	950,160
The Kroger Co. (a)	86,874	3,283,837
		5,013,970
Food, Beverage & Tobacco 5.7%
Bunge Ltd. (a)	42,727	3,117,362
Dean Foods Co.	213,688	3,869,890
Dr Pepper Snapple Group, Inc.	12,752	1,139,646
Ingredion, Inc.	2,864	272,252
Universal Corp.	67,924	3,668,575
		12,067,725
Health Care Equipment & Services 6.2%
AmerisourceBergen Corp.	12,182	1,175,685
C.R. Bard, Inc.	7,600	1,416,260
Cardinal Health, Inc. (a)	26,944	2,214,797
Community Health Systems, Inc. *	9,171	257,155
Hologic, Inc. *	8,298	322,460
Kindred Healthcare, Inc.	30,210	404,814
54    See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
McKesson Corp.	10,596	1,894,565
Molina Healthcare, Inc. *(a)	52,434	3,250,908
Owens & Minor, Inc.	64,490	2,311,966
		13,248,610
Household & Personal Products 0.6%
Spectrum Brands Holdings, Inc. (a)	14,220	1,362,987
Insurance 3.3%
American Equity Investment Life Holding Co. (a)	64,638	1,659,904
Genworth Financial, Inc., Class A *(a)	82,885	387,902
MetLife, Inc.	27,302	1,375,475
Reinsurance Group of America, Inc. (a)	39,434	3,558,524
		6,981,805
Materials 4.9%
Century Aluminum Co. *	93,371	338,003
H.B. Fuller Co.	29,603	1,124,618
Innospec, Inc.	29,250	1,615,770
International Paper Co. (a)	79,436	3,391,123
LyondellBasell Industries N.V., Class A	11,528	1,071,067
Nucor Corp.	43,861	1,855,320
Steel Dynamics, Inc.	50,087	925,107
		10,321,008
Media 1.3%
Nexstar Broadcasting Group, Inc., Class A	48,646	2,589,426
The Interpublic Group of Cos., Inc.	6,787	155,626
		2,745,052
Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	22,239	1,324,333
Amgen, Inc. (a)	27,185	4,300,123
Celgene Corp. *(a)	8,372	1,027,328
Emergent Biosolutions, Inc. *	24,464	786,518
Gilead Sciences, Inc. (a)	26,378	2,852,253
Pfizer, Inc. (a)	100,450	3,397,219
		13,687,774
Real Estate 1.7%
CoreSite Realty Corp.	5,418	297,719
First Industrial Realty Trust, Inc.	111,613	2,419,770
Lamar Advertising Co., Class A	7,419	418,654
Simon Property Group, Inc.	2,696	543,136
		3,679,279
Retailing 9.8%
Aaron's, Inc.	52,039	1,283,802
Amazon.com, Inc. *(a)	9,662	6,047,446
Best Buy Co., Inc.	33,300	1,166,499
Chico's FAS, Inc.	65,288	902,280
Groupon, Inc. *	174,318	646,720
Lowe's Cos., Inc.	1,291	95,314
Macy's, Inc. (a)	12,717	648,313
Outerwall, Inc. (a)	61,171	3,670,260
Security	Number of Shares	Value ($)
Rent-A-Center, Inc.	121,412	2,232,767
Staples, Inc.	49,186	638,926
The Children's Place, Inc.	21,948	1,177,949
The Gap, Inc. (a)	80,872	2,201,336
		20,711,612
Semiconductors & Semiconductor Equipment 1.9%
Cirrus Logic, Inc. *	39,646	1,222,286
Microsemi Corp. *	26,148	941,589
Teradyne, Inc.	56,574	1,104,325
Tessera Technologies, Inc.	19,723	689,713
		3,957,913
Software & Services 8.7%
Computer Sciences Corp. (a)	59,252	3,945,591
Convergys Corp.	32,016	821,851
Electronic Arts, Inc. *(a)	53,354	3,845,223
Leidos Holdings, Inc.	52,719	2,771,438
LogMeIn, Inc. *	6,296	424,098
Microsoft Corp. (a)	10,448	549,983
NeuStar, Inc., Class A *	5,355	145,602
Progress Software Corp. *	55,561	1,349,021
Rackspace Hosting, Inc. *	44,072	1,139,261
Science Applications International Corp. (a)	52,772	2,420,124
Web.com Group, Inc. *	44,592	1,046,574
		18,458,766
Technology Hardware & Equipment 8.9%
Apple, Inc. (a)	74,368	8,886,976
Ciena Corp. *	88,221	2,129,655
Cisco Systems, Inc.	75,720	2,184,522
Hewlett-Packard Co. (a)	43,038	1,160,304
Ingram Micro, Inc., Class A	23,679	705,161
Insight Enterprises, Inc. *	5,304	134,722
Jabil Circuit, Inc.	58,456	1,343,319
NETGEAR, Inc. *	13,641	564,737
Polycom, Inc. *	124,893	1,721,025
		18,830,421
Transportation 2.6%
ArcBest Corp.	9,592	248,433
Delta Air Lines, Inc.	51,765	2,631,733
Hawaiian Holdings, Inc. *	48,559	1,684,997
United Continental Holdings, Inc. *	16,190	976,419
		5,541,582
Utilities 2.2%
AES Corp. (a)	88,810	972,470
Edison International	2,273	137,562
Entergy Corp. (a)	48,656	3,316,393
Exelon Corp.	2,632	73,485
NRG Energy, Inc.	17,602	226,890
		4,726,800
Total Common Stock
(Cost $197,408,536)		208,478,108

See financial notes    55

Schwab Hedged Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Other Investment Company 1.4% of net assets
Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	2,871,884	2,871,884
Total Other Investment Company
(Cost $2,871,884)		2,871,884

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $200,275,210 and the unrealized appreciation and depreciation were $25,509,676 and ($14,434,894), respectively, with a net unrealized appreciation of $11,074,782.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	20	2,073,700	158,162
56    See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Short Sales 37.2% of net assets
Automobiles & Components 1.4%
Dorman Products, Inc. *	17,200	802,896
Tesla Motors, Inc. *	10,565	2,186,215
		2,989,111
Banks 1.7%
BofI Holding, Inc. *	3,575	286,036
Signature Bank *	7,200	1,072,224
Texas Capital Bancshares, Inc. *	39,231	2,165,551
		3,523,811
Capital Goods 2.5%
Air Lease Corp.	50,224	1,693,051
Hexcel Corp.	53,065	2,457,971
Proto Labs, Inc. *	16,200	1,050,408
SolarCity Corp. *	6,200	183,830
		5,385,260
Consumer Durables & Apparel 1.3%
Under Armour, Inc., Class A *	28,200	2,681,256
Consumer Services 1.5%
Chipotle Mexican Grill, Inc. *	414	265,055
MGM Resorts International *	51,775	1,200,662
Wynn Resorts Ltd.	24,283	1,698,596
		3,164,313
Diversified Financials 0.5%
Financial Engines, Inc.	27,349	879,544
Virtus Investment Partners, Inc.	1,300	152,152
		1,031,696
Energy 3.9%
Cheniere Energy, Inc. *	42,126	2,086,080
Cobalt International Energy, Inc. *	108,600	832,962
Concho Resources, Inc. *	9,641	1,117,488
Diamondback Energy, Inc. *	36,972	2,730,012
Golar LNG Ltd.	46,791	1,357,407
RSP Permian, Inc. *	2,243	61,503
		8,185,452
Food, Beverage & Tobacco 1.6%
Keurig Green Mountain, Inc.	15,469	785,052
Monster Beverage Corp. *	17,558	2,393,507
The WhiteWave Foods Co. *	4,841	198,384
		3,376,943
Health Care Equipment & Services 0.9%
Acadia Healthcare Co., Inc. *	17,306	1,062,761
IDEXX Laboratories, Inc. *	2,813	193,028
Nevro Corp. *	13,518	551,129
		1,806,918
Security	Number of Shares	Value ($)
Insurance 2.0%
Mercury General Corp.	30,269	1,634,829
RLI Corp.	30,736	1,870,285
White Mountains Insurance Group Ltd.	807	637,530
		4,142,644
Materials 3.7%
Albemarle Corp.	7,544	403,755
CF Industries Holdings, Inc.	9,921	503,689
FMC Corp.	25,530	1,039,326
Louisiana-Pacific Corp. *	164,208	2,899,913
Martin Marietta Materials, Inc.	3,548	550,472
Southern Copper Corp.	85,956	2,386,139
		7,783,294
Media 0.5%
DreamWorks Animation SKG, Inc., Class A *	39,400	797,456
Loral Space & Communications, Inc. *	5,400	241,434
		1,038,890
Real Estate 0.6%
The Howard Hughes Corp. *	11,038	1,364,076
Retailing 7.6%
Cabela's, Inc. *	59,788	2,341,896
CarMax, Inc. *	24,665	1,455,482
Dollar Tree, Inc. *	19,955	1,306,853
Lithia Motors, Inc., Class A	9,837	1,154,765
Netflix, Inc. *	18,257	1,978,694
Restoration Hardware Holdings, Inc. *	16,263	1,676,553
Signet Jewelers Ltd.	3,561	537,497
The Priceline Group, Inc. *	746	1,084,863
TripAdvisor, Inc. *	23,203	1,943,947
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,253	2,653,412
		16,133,962
Semiconductors & Semiconductor Equipment 1.6%
Ambarella, Inc. *	5,371	265,542
Cree, Inc. *	12,662	318,956
SunEdison, Inc. *	48,000	350,400
SunPower Corp. *	94,858	2,545,989
		3,480,887
Software & Services 4.1%
Benefitfocus, Inc. *	8,494	271,468
Demandware, Inc. *	9,489	538,026
Globant S.A. *	31,040	1,073,053
Splunk, Inc. *	23,170	1,301,227
Syntel, Inc. *	38,099	1,792,177
Tableau Software, Inc., Class A *	8,446	709,126
The Ultimate Software Group, Inc. *	7,414	1,515,051
Workday, Inc., Class A *	6,212	490,562
Zillow Group, Inc., Class C *	39,466	1,092,814
		8,783,504
See financial notes    57

Schwab Hedged Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.3%
Cray, Inc. *	10,178	301,574
Stratasys Ltd. *	10,431	265,991
		567,565
Transportation 1.3%
Kansas City Southern	1,360	112,554
Kirby Corp. *	15,500	1,011,995
Spirit Airlines, Inc. *	46,502	1,726,154
		2,850,703
Security	Number of Shares	Value ($)
Utilities 0.2%
MDU Resources Group, Inc.	23,310	439,627
Total Short Sales
(Proceeds $84,992,534)		78,729,912

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$208,478,108	$—	$—	$208,478,108
Other Investment Company[1]	2,871,884	—	—	2,871,884
Total	$211,349,992	$—	$—	$211,349,992
Other Financial Instruments
Futures Contracts[2]	$158,162	$—	$—	$158,162
Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($78,729,912)	$—	$—	($78,729,912)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
58    See financial notes

Schwab Hedged Equity Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $200,280,420)		$211,349,992
Deposits with brokers for short sales and futures contracts		79,103,262
Receivables:
Investments sold		2,273,985
Fund shares sold		373,686
Dividends		95,594
Prepaid expenses	+	17,649
Total assets		293,214,168
Liabilities
Securities sold short, at value (proceeds $84,992,534)		78,729,912
Payables:
Investments bought		2,580,711
Investment adviser and administrator fees		36,917
Shareholder service fees		7,595
Fund shares redeemed		262,855
Dividends on short sales		12,103
Variation margin on futures contracts		9,300
Accrued expenses	+	44,692
Total liabilities		81,684,085
Net Assets
Total assets		293,214,168
Total liabilities	–	81,684,085
Net assets		$211,530,083
Net Assets by Source
Capital received from investors		175,080,262
Net realized capital gains		18,959,465
Net unrealized capital appreciation		17,490,356

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$211,530,083		12,117,864		$17.46

See financial notes    59

Schwab Hedged Equity Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends		$3,610,485
Interest	+	10
Total investment income		3,610,495
Expenses
Investment adviser and administrator fees		2,156,319
Shareholder service fees		456,427
Dividends on short sales		572,727
Stock loan fees on short sales		421,045
Transfer agent fees		46,394
Professional fees		37,598
Portfolio accounting fees		35,541
Custodian fees		13,237
Registration fees		13,093
Shareholder reports		10,804
Independent trustees' fees		7,811
Proxy fees		2,067
Interest expense		754
Other expenses	+	10,356
Total expenses		3,784,173
Expense reduction by CSIM and its affiliates	–	56,280
Net expenses	–	3,727,893
Net investment loss		(117,398)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		20,557,705
Net realized gains on futures contracts		46,016
Net realized losses on short sales	+	(234,397)
Net realized gains		20,369,324
Net change in unrealized appreciation (depreciation) on investments		(18,974,868)
Net change in unrealized appreciation (depreciation) on futures contracts		158,162
Net change in unrealized appreciation (depreciation) on short sales	+	8,273,071
Net change in unrealized appreciation (depreciation)	+	(10,543,635)
Net realized and unrealized gains		9,825,689
Increase in net assets resulting from operations		$9,708,291
60    See financial notes

Schwab Hedged Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment loss		($117,398)	($866,306)
Net realized gains		20,369,324	25,464,367
Net change in unrealized appreciation (depreciation)	+	(10,543,635)	(4,709,147)
Increase in net assets from operations		9,708,291	19,888,914
Distributions to Shareholders
Distributions from net realized gains		($25,864,727)	($15,225,593)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,578,084	$79,572,795	2,013,414	$36,941,019
Shares reinvested		1,327,636	22,755,673	781,617	13,490,717
Shares redeemed	+	(4,308,474)	(74,705,072)	(2,622,388)	(47,702,546)
Net transactions in fund shares		1,597,246	$27,623,396	172,643	$2,729,190
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,520,618	$200,063,123	10,347,975	$192,670,612
Total increase	+	1,597,246	11,466,960	172,643	7,392,511
End of period		12,117,864	$211,530,083	10,520,618	$200,063,123
Net investment loss			$—		($2,468,247)
See financial notes    61

Schwab Financial Services Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.82	$13.76	$10.66	$9.17	$9.74
Income (loss) from investment operations:
Net investment income (loss)	0.20 [1]	0.11	0.11	0.08	0.05
Net realized and unrealized gains (losses)	0.23	2.07	3.08	1.46	(0.58)
Total from investment operations	0.43	2.18	3.19	1.54	(0.53)
Less distributions:
Distributions from net investment income	(0.13)	(0.12)	(0.09)	(0.05)	(0.04)
Net asset value at end of period	$16.12	$15.82	$13.76	$10.66	$9.17
Total return	2.70%	15.92%	30.20%	16.92%	(5.51%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.90%	0.90%	0.94%	0.94%	0.93% [2]
Gross operating expenses	0.94%	0.95%	1.03%	1.10%	1.06%
Net investment income (loss)	1.23%	0.76%	0.91%	0.78%	0.45%
Portfolio turnover rate	53%	75%	74%	84%	77%
Net assets, end of period (x 1,000,000)	$75	$78	$66	$47	$40

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 0.94%, if payment for state filing fees had not been included.
62    See financial notes

Schwab Financial Services Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	62,535,905	73,792,857
1.0%	Short-Term Investment	753,779	753,779
99.8%	Total Investments	63,289,684	74,546,636
0.2%	Other Assets and Liabilities, Net		164,472
100.0%	Net Assets		74,711,108

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Banks 34.8%
1st Source Corp.	3,683	116,972
Banc of California, Inc.	61,839	806,381
Bank of America Corp.	235,905	3,958,486
Citigroup, Inc.	72,008	3,828,665
Citizens Financial Group, Inc.	15,008	364,694
Federal Agricultural Mortgage Corp., Class C	6,910	202,878
Fifth Third Bancorp	55,299	1,053,446
First Bancorp (North Carolina)	6,208	115,034
First Defiance Financial Corp.	3,308	126,696
Horizon Bancorp	13,984	364,982
Huntington Bancshares, Inc.	69,000	756,930
JPMorgan Chase & Co.	66,860	4,295,755
KeyCorp	29,818	370,340
Lakeland Bancorp, Inc.	5,457	63,465
MGIC Investment Corp. *	72,174	678,436
Radian Group, Inc.	77,148	1,116,332
Regions Financial Corp.	82,500	771,375
SunTrust Banks, Inc.	23,954	994,570
The PNC Financial Services Group, Inc.	18,379	1,658,888
Wells Fargo & Co.	80,399	4,352,802
		25,997,127
Diversified Financials 27.0%
Affiliated Managers Group, Inc. *	5,140	926,536
Ally Financial, Inc. *	66,618	1,327,031
Ameriprise Financial, Inc.	12,966	1,495,758
Berkshire Hathaway, Inc., Class B *	30,398	4,134,736
Calamos Asset Management, Inc., Class A	33,022	310,077
Capital One Financial Corp.	17,678	1,394,794
Cash America International, Inc.	2,233	77,105
Discover Financial Services	28,198	1,585,291
Security	Number of Shares	Value ($)
Evercore Partners, Inc., Class A	8,690	469,260
Interactive Brokers Group, Inc., Class A	12,338	507,585
Janus Capital Group, Inc.	41,773	648,735
Lazard Ltd., Class A	21,783	1,008,989
MarketAxess Holdings, Inc.	443	44,880
Morgan Stanley	49,500	1,632,015
Nasdaq, Inc.	1,507	87,240
Navient Corp.	14,501	191,268
Nelnet, Inc., Class A	14,868	531,977
Santander Consumer USA Holdings, Inc. *	24,472	440,741
SEI Investments Co.	5,250	272,055
The Goldman Sachs Group, Inc.	8,410	1,576,875
Voya Financial, Inc.	36,147	1,466,484
		20,129,432
Insurance 14.8%
American Equity Investment Life Holding Co.	38,081	977,920
American Financial Group, Inc.	10,110	729,841
American International Group, Inc.	7,943	500,886
Assured Guaranty Ltd.	46,050	1,263,612
Heritage Insurance Holdings, Inc. *	6,055	133,937
Lincoln National Corp.	5,309	284,085
Maiden Holdings Ltd.	77,675	1,207,846
MetLife, Inc.	55,976	2,820,071
Reinsurance Group of America, Inc.	20,492	1,849,198
Selective Insurance Group, Inc.	19,696	718,707
The Travelers Cos., Inc.	5,168	583,415
		11,069,518
Real Estate 22.2%
AvalonBay Communities, Inc.	2,301	402,284
Brixmor Property Group, Inc.	39,211	1,004,586
CBRE Group, Inc., Class A *	26,778	998,284
CoreSite Realty Corp.	20,656	1,135,047
CyrusOne, Inc.	5,988	211,257
Duke Realty Corp.	26,593	550,475
Empire State Realty Trust, Inc., Class A	45,508	810,953
Equity LifeStyle Properties, Inc.	27,928	1,689,085
Equity Residential	9,112	704,540
First Industrial Realty Trust, Inc.	62,791	1,361,309
General Growth Properties, Inc.	7,889	228,386
Highwoods Properties, Inc.	2,234	97,067
Lamar Advertising Co., Class A	16,211	914,787
Liberty Property Trust	6,378	216,980
Marcus & Millichap, Inc. *	1,992	86,791
RE/MAX Holdings, Inc., Class A	6,139	231,256
Saul Centers, Inc.	5,907	331,205
Simon Property Group, Inc.	15,348	3,092,008
SL Green Realty Corp.	7,424	880,635
Summit Hotel Properties, Inc.	84,736	1,108,347
Ventas, Inc.	10,080	541,498
		16,596,780
Total Common Stock
(Cost $62,535,905)		73,792,857
See financial notes    63

Schwab Financial Services Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets
Time Deposit 1.0%
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	753,779	753,779
Total Short-Term Investment
(Cost $753,779)		753,779

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $63,246,222 and the unrealized appreciation and depreciation were $12,705,977 and ($1,405,563), respectively, with a net unrealized appreciation of $11,300,414.
*	Non-income producing security.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	5	518,425	30,880

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$73,792,857	$—	$—	$73,792,857
Short-Term Investment[1]	—	753,779	—	753,779
Total	$73,792,857	$753,779	$—	$74,546,636
Other Financial Instruments
Futures Contracts[2]	$30,880	$—	$—	$30,880
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
64    See financial notes

Schwab Financial Services Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $63,289,684)		$74,546,636
Deposit with broker for futures contracts		55,200
Receivables:
Fund shares sold		94,090
Dividends		67,854
Receivable from investment adviser		133
Prepaid expenses	+	5,007
Total assets		74,768,920
Liabilities
Payables:
Investment adviser and administrator fees		6,685
Shareholder service fees		4,914
Fund shares redeemed		10,716
Variation margin on futures contracts		2,325
Accrued expenses	+	33,172
Total liabilities		57,812
Net Assets
Total assets		74,768,920
Total liabilities	–	57,812
Net assets		$74,711,108
Net Assets by Source
Capital received from investors		80,737,559
Net investment income not yet distributed		584,314
Net realized capital losses		(17,898,597)
Net unrealized capital appreciation		11,287,832

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$74,711,108		4,634,155		$16.12

See financial notes    65

Schwab Financial Services Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $1,841)		$1,626,024
Interest		227
Securities on loan	+	36,422
Total investment income		1,662,673
Expenses
Investment adviser and administrator fees		421,874
Shareholder service fees		187,247
Transfer agent fees		30,690
Professional fees		28,942
Registration fees		22,734
Shareholder reports		12,016
Portfolio accounting fees		8,963
Independent trustees' fees		7,206
Custodian fees		5,315
Proxy fees		1,832
Interest expense		363
Other expenses	+	3,296
Total expenses		730,478
Expense reduction by CSIM and its affiliates	–	30,690
Net expenses	–	699,788
Net investment income		962,885
Realized and Unrealized Gains (Losses)
Net realized gains on investments		5,188,545
Net realized losses on futures contracts	+	(8,052)
Net realized gains		5,180,493
Net change in unrealized appreciation (depreciation) on investments		(3,914,637)
Net change in unrealized appreciation (depreciation) on futures contracts	+	30,880
Net change in unrealized appreciation (depreciation)	+	(3,883,757)
Net realized and unrealized gains		1,296,736
Increase in net assets resulting from operations		$2,259,621
66    See financial notes

Schwab Financial Services Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$962,885	$547,971
Net realized gains		5,180,493	8,324,709
Net change in unrealized appreciation (depreciation)	+	(3,883,757)	1,496,790
Increase in net assets from operations		2,259,621	10,369,470
Distributions to Shareholders
Distributions from net investment income		($634,213)	($544,804)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,229,645	$19,921,091	1,726,999	$25,585,699
Shares reinvested		31,821	515,508	33,720	471,741
Shares redeemed	+	(1,546,950)	(25,169,207)	(1,631,931)	(23,993,680)
Net transactions in fund shares		(285,484)	($4,732,608)	128,788	$2,063,760
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,919,639	$77,818,308	4,790,851	$65,929,882
Total increase or decrease	+	(285,484)	(3,107,200)	128,788	11,888,426
End of period		4,634,155	$74,711,108	4,919,639	$77,818,308
Net investment income not yet distributed			$584,314		$305,727
See financial notes    67

Schwab Health Care Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$28.19	$24.57	$20.59	$17.29	$15.48
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.23	0.22	0.27	0.15
Net realized and unrealized gains (losses)	1.78	5.84	6.26	3.18	1.85
Total from investment operations	1.92	6.07	6.48	3.45	2.00
Less distributions:
Distributions from net investment income	(0.21)	(0.19)	(0.33)	(0.15)	(0.19)
Distributions from net realized gains	(3.22)	(2.26)	(2.17)	—	—
Total distributions	(3.43)	(2.45)	(2.50)	(0.15)	(0.19)
Net asset value at end of period	$26.68	$28.19	$24.57	$20.59	$17.29
Total return	7.26%	27.06%	35.46%	20.10%	13.00%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.79%	0.80%	0.82%	0.82%	0.81% [2]
Gross operating expenses	0.80%	0.81%	0.83%	0.85%	0.85%
Net investment income (loss)	0.52%	0.93%	1.06%	1.44%	0.85%
Portfolio turnover rate	75%	57%	54%	60%	24%
Net assets, end of period (x 1,000,000)	$1,118	$1,064	$816	$511	$414

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 0.82%, if payment for state filing fees and a voluntary reduction of Investment Adviser fees had not been included.
68    See financial notes

Schwab Health Care Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	910,845,001	1,114,306,658
0.1%	Other Investment Company	1,147,481	1,147,481
0.2%	Short-Term Investment	2,961,603	2,961,603
100.0%	Total Investments	914,954,085	1,118,415,742
(0.0%)	Other Assets and Liabilities, Net		(407,776)
100.0%	Net Assets		1,118,007,966

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Australia 1.6%
Health Care Equipment & Services 1.6%
Cochlear Ltd.	290,626	18,342,341
Denmark 3.5%
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Novo Nordisk A/S, Class B	743,352	39,474,572
Finland 1.4%
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Orion Oyj, Class B	427,719	15,277,038
France 1.2%
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Ipsen S.A.	42,729	2,694,826
Sanofi	110,341	11,130,739
		13,825,565
Hong Kong 1.5%
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Sino Biopharmaceutical Ltd.	13,219,000	16,427,243
Ireland 3.9%
Health Care Equipment & Services 0.9%
Medtronic plc	134,100	9,912,672
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Allergan plc *	76,461	23,585,925
Jazz Pharmaceuticals plc *	47,200	6,479,616
Mallinckrodt plc *	37,200	2,442,924
Perrigo Co., plc	8,180	1,290,313
		33,798,778
		43,711,450
Israel 1.5%
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Teva Pharmaceutical Industries Ltd.	277,941	16,502,196
Italy 0.6%
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Recordati S.p.A.	286,435	7,119,459
Japan 2.5%
Health Care Equipment & Services 0.7%
Hoya Corp.	184,800	7,626,098
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Astellas Pharma, Inc.	208,500	3,026,266
Kaken Pharmaceutical Co., Ltd.	40,000	2,764,592
Kissei Pharmaceutical Co., Ltd.	41,800	1,075,294
Nichi-iko Pharmaceutical Co., Ltd.	245,400	6,810,909
Shionogi & Co., Ltd.	166,200	6,816,941
		20,494,002
		28,120,100
New Zealand 0.4%
Health Care Equipment & Services 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	743,661	3,913,202
Republic of Korea 0.3%
Health Care Equipment & Services 0.3%
Osstem Implant Co., Ltd. *	48,599	2,837,867
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Korea United Pharm, Inc.	27,667	451,946
		3,289,813
South Africa 0.3%
Health Care Equipment & Services 0.3%
Netcare Ltd.	1,166,240	3,316,433
Spain 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	34,242	659,101
See financial notes    69

Schwab Health Care Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Switzerland 6.1%
Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Actelion Ltd. - Reg'd *	117,408	16,297,886
Lonza Group AG - Reg'd *	191,918	28,169,671
Novartis AG - Reg'd	43,088	3,903,284
Roche Holding AG	72,077	19,568,824
		67,939,665
Taiwan 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
TTY Biopharm Co., Ltd.	578,000	1,637,512
United Kingdom 2.8%
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Abcam plc	115,822	1,071,581
Shire plc	402,747	30,500,369
		31,571,950
United States 71.8%
Health Care Equipment & Services 21.6%
Abbott Laboratories	599,500	26,857,600
Alere, Inc. *	111,029	5,120,658
Alliance HealthCare Services, Inc. *	17,700	149,742
Amedisys, Inc. *	28,485	1,127,436
AmerisourceBergen Corp.	292,246	28,204,661
AngioDynamics, Inc. *	36,300	456,654
Anika Therapeutics, Inc. *	81,100	3,123,972
C.R. Bard, Inc.	125,300	23,349,655
Cardinal Health, Inc.	49,419	4,062,242
Centene Corp. *	44,200	2,629,016
Community Health Systems, Inc. *	183,425	5,143,237
DENTSPLY International, Inc.	43,178	2,627,381
Express Scripts Holding Co. *	349,360	30,177,717
HCA Holdings, Inc. *	71,700	4,932,243
Hill-Rom Holdings, Inc.	121,900	6,422,911
Hologic, Inc. *	651,367	25,312,122
Humana, Inc.	28,199	5,037,187
LifePoint Health, Inc. *	108,800	7,494,144
McKesson Corp.	82,900	14,822,520
Meridian Bioscience, Inc.	215,000	4,087,150
Merit Medical Systems, Inc. *	48,230	894,184
Molina Healthcare, Inc. *	356,729	22,117,198
Quality Systems, Inc.	186,200	2,616,110
RadNet, Inc. *	112,700	744,947
St. Jude Medical, Inc.	84,300	5,379,183
The Providence Service Corp. *	17,500	903,875
UnitedHealth Group, Inc.	68,400	8,056,152
		241,849,897
Pharmaceuticals, Biotechnology & Life Sciences 50.2%
AbbVie, Inc.	496,939	29,592,718
Acorda Therapeutics, Inc. *	224,900	8,105,396
Affymetrix, Inc. *	821,255	7,555,546
Agilent Technologies, Inc.	263,300	9,942,208
AMAG Pharmaceuticals, Inc. *	192,300	7,692,000
Amgen, Inc.	438,300	69,330,294
Security	Number of Shares	Value ($)
Biogen, Inc. *	76,790	22,308,263
Bristol-Myers Squibb Co.	46,134	3,042,537
Catalent, Inc. *	148,200	3,939,156
Celgene Corp. *	453,106	55,600,637
Charles River Laboratories International, Inc. *	460,334	30,032,190
Eli Lilly & Co.	311,562	25,414,112
Emergent Biosolutions, Inc. *	203,000	6,526,450
Gilead Sciences, Inc.	751,913	81,304,353
Incyte Corp. *	96,106	11,295,338
Infinity Pharmaceuticals, Inc. *	96,854	1,002,439
Johnson & Johnson	636,400	64,295,492
Ligand Pharmaceuticals, Inc. *	15,829	1,430,150
Luminex Corp. *	76,700	1,395,940
Merck & Co., Inc.	543,218	29,692,296
MiMedx Group, Inc. *(a)	192,655	1,402,528
PDL BioPharma, Inc.	444,700	2,036,726
Pernix Therapeutics Holdings, Inc. *(a)	508,212	1,428,076
Pfizer, Inc.	1,703,500	57,612,370
Phibro Animal Health Corp., Class A	79,500	2,652,120
Prestige Brands Holdings, Inc. *	206,401	10,115,713
SciClone Pharmaceuticals, Inc. *	101,400	772,668
Sucampo Pharmaceuticals, Inc., Class A *	94,804	1,835,406
Supernus Pharmaceuticals, Inc. *	91,600	1,511,400
Zoetis, Inc.	289,807	12,464,599
		561,329,121
		803,179,018
Total Common Stock
(Cost $910,845,001)		1,114,306,658

Other Investment Company 0.1% of net assets
United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	1,147,481	1,147,481
Total Other Investment Company
(Cost $1,147,481)		1,147,481
70    See financial notes

Schwab Health Care Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
JPMorgan Chase Bank
U.S. Dollar
0.03%, 11/02/15	2,961,603	2,961,603
Total Short-Term Investment
(Cost $2,961,603)		2,961,603

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $915,743,830 and the unrealized appreciation and depreciation were $237,777,964 and ($35,106,052), respectively, with a net unrealized appreciation of $202,671,912.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $267,416,190 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,112,249.
(b)	The rate shown is the 7-day yield.

Reg'd —	Registered

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$846,890,468	$—	$—	$846,890,468
Australia [1]	—	18,342,341	—	18,342,341
Denmark [1]	—	39,474,572	—	39,474,572
Finland [1]	—	15,277,038	—	15,277,038
France [1]	—	13,825,565	—	13,825,565
Hong Kong[1]	—	16,427,243	—	16,427,243
Israel [1]	—	16,502,196	—	16,502,196
Italy [1]	—	7,119,459	—	7,119,459
Japan [1]	—	28,120,100	—	28,120,100
New Zealand[1]	—	3,913,202	—	3,913,202
Republic of Korea[1]	—	3,289,813	—	3,289,813
South Africa[1]	—	3,316,433	—	3,316,433
Spain [1]	—	659,101	—	659,101
Switzerland [1]	—	67,939,665	—	67,939,665
Taiwan [1]	—	1,637,512	—	1,637,512
United Kingdom[1]	—	31,571,950	—	31,571,950
Other Investment Company[1]	1,147,481	—	—	1,147,481
Short-Term Investment[1]	—	2,961,603	—	2,961,603
Total	$848,037,949	$270,377,793	$—	$1,118,415,742
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    71

Schwab Health Care Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $913,806,604) including securities on loan of $1,112,249		$1,117,268,261
Collateral invested for securities on loan, at value (cost $1,147,481)	+	1,147,481
Total investments, at value (cost $914,954,085)		1,118,415,742
Deposit with broker for futures contracts		671,600
Receivables:
Foreign tax reclaims		827,235
Dividends		619,343
Fund shares sold		411,133
Income from securities on loan		376
Prepaid expenses	+	16,230
Total assets		1,120,961,659
Liabilities
Collateral held for securities on loan		1,147,481
Payables:
Investment adviser and administrator fees		96,167
Shareholder service fees		63,509
Fund shares redeemed		1,537,287
Due to custodian		66
Accrued expenses	+	109,183
Total liabilities		2,953,693
Net Assets
Total assets		1,120,961,659
Total liabilities	–	2,953,693
Net assets		$1,118,007,966
Net Assets by Source
Capital received from investors		760,098,531
Net investment income not yet distributed		5,464,139
Net realized capital gains		149,044,372
Net unrealized capital appreciation		203,400,924

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,118,007,966		41,899,058		$26.68

72    See financial notes

Schwab Health Care Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $580,190)		$14,969,842
Interest		2,985
Securities on loan	+	89,391
Total investment income		15,062,218
Expenses
Investment adviser and administrator fees		6,024,124
Shareholder service fees		2,709,866
Custodian fees		111,877
Transfer agent fees		80,096
Portfolio accounting fees		68,597
Shareholder reports		54,279
Registration fees		48,809
Professional fees		33,463
Proxy fees		12,546
Independent trustees' fees		12,308
Interest expense		3,871
Other expenses	+	40,764
Total expenses		9,200,600
Expense reduction by CSIM and its affiliates	–	80,096
Net expenses	–	9,120,504
Net investment income		5,941,714
Realized and Unrealized Gains (Losses)
Net realized gains on investments		149,745,410
Net realized gains on futures contracts		43,974
Net realized losses on foreign currency transactions	+	(53,813)
Net realized gains		149,735,571
Net change in unrealized appreciation (depreciation) on investments		(79,006,868)
Net change in unrealized appreciation (depreciation) on futures contracts		(358,386)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	3,694
Net change in unrealized appreciation (depreciation)	+	(79,361,560)
Net realized and unrealized gains		70,374,011
Increase in net assets resulting from operations		$76,315,725
See financial notes    73

Schwab Health Care Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$5,941,714	$8,554,649
Net realized gains		149,735,571	122,400,978
Net change in unrealized appreciation (depreciation)	+	(79,361,560)	91,379,380
Increase in net assets from operations		76,315,725	222,335,007
Distributions to Shareholders
Distributions from net investment income		(8,134,921)	(6,270,757)
Distributions from net realized gains	+	(122,526,297)	(76,135,752)
Total distributions		($130,661,218)	($82,406,509)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,812,599	$212,724,582	8,951,426	$224,018,159
Shares reinvested		4,588,745	118,160,176	3,264,515	74,267,727
Shares redeemed	+	(8,253,014)	(222,654,576)	(7,695,559)	(190,483,862)
Net transactions in fund shares		4,148,330	$108,230,182	4,520,382	$107,802,024
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,750,728	$1,064,123,277	33,230,346	$816,392,755
Total increase	+	4,148,330	53,884,689	4,520,382	247,730,522
End of period		41,899,058	$1,118,007,966	37,750,728	$1,064,123,277
Net investment income not yet distributed			$5,464,139		$7,711,159
74    See financial notes

Schwab International Core Equity Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$9.77	$9.82	$7.90	$7.32	$7.80
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.29 [1]	0.20	0.16	0.17
Net realized and unrealized gains (losses)	(0.01)	(0.08)	1.93	0.62	(0.46)
Total from investment operations	0.18	0.21	2.13	0.78	(0.29)
Less distributions:
Distributions from net investment income	(0.15)	(0.26)	(0.21)	(0.20)	(0.19)
Distributions from net realized gains	(0.18)	—	—	—	—
Total distributions	(0.33)	(0.26)	(0.21)	(0.20)	(0.19)
Net asset value at end of period	$9.62	$9.77	$9.82	$7.90	$7.32
Total return	2.05%	2.20%	27.70%	11.17%	(3.89%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86%	0.86%	0.86%	0.86%	0.80% [2]
Gross operating expenses	0.92%	0.98%	1.10%	1.16%	1.22%
Net investment income (loss)	2.02%	2.95%	2.40%	2.45%	2.32%
Portfolio turnover rate	87%	90%	75%	112%	86%
Net assets, end of period (x 1,000,000)	$679	$423	$147	$78	$60

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 0.86%, if a voluntary reduction of Investment Adviser fees had not been included.
See financial notes    75

Schwab International Core Equity Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	666,677,311	670,829,080
0.6%	Other Investment Company	4,214,532	4,214,532
99.4%	Total Investments	670,891,843	675,043,612
0.6%	Other Assets and Liabilities, Net		4,288,744
100.0%	Net Assets		679,332,356

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 5.1%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	692,021	13,383,887
Commercial & Professional Supplies 0.2%
Downer EDI Ltd.	501,938	1,261,323
Diversified Financials 0.9%
ASX Ltd.	21,443	626,860
Macquarie Group Ltd.	22,628	1,370,099
Platinum Asset Management Ltd.	808,660	4,239,798
		6,236,757
Energy 1.2%
Woodside Petroleum Ltd.	382,914	8,030,838
Health Care Equipment & Services 0.1%
Cochlear Ltd.	10,626	670,641
Materials 0.4%
Evolution Mining Ltd.	1,042,527	1,038,474
Northern Star Resources Ltd.	490,610	957,316
OZ Minerals Ltd.	264,497	811,684
Sandfire Resources NL	74,803	334,314
		3,141,788
Retailing 0.3%
JB Hi-Fi Ltd.	150,654	1,916,868
		34,642,102
Austria 0.3%
Capital Goods 0.3%
ANDRITZ AG	43,944	2,207,843
Security	Number of Shares	Value ($)
Belgium 2.1%
Banks 1.0%
KBC Groep N.V.	107,695	6,548,034
Transportation 1.1%
bpost S.A.	311,723	7,801,684
		14,349,718
Brazil 0.1%
Media 0.1%
Multiplus S.A.	63,700	566,965
Canada 0.8%
Automobiles & Components 0.7%
Magna International, Inc.	85,826	4,526,278
Materials 0.1%
Dominion Diamond Corp.	92,800	981,511
		5,507,789
Denmark 3.3%
Banks 0.8%
Sydbank A/S	167,009	5,493,562
Capital Goods 0.7%
Vestas Wind Systems A/S	81,855	4,772,491
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Novo Nordisk A/S, Class B	192,821	10,239,464
Transportation 0.3%
AP Moeller - Maersk A/S, Series B	1,219	1,799,025
		22,304,542
Finland 0.7%
Capital Goods 0.2%
Yit Oyj	262,820	1,385,340
Real Estate 0.1%
Sponda Oyj	150,056	637,432
Telecommunication Services 0.4%
Elisa Oyj	71,583	2,696,980
		4,719,752
France 11.0%
Automobiles & Components 1.3%
Peugeot S.A. *	502,339	8,825,839
Banks 1.5%
Credit Agricole S.A.	795,188	10,043,611
Capital Goods 0.3%
Safran S.A.	27,973	2,124,663
Consumer Durables & Apparel 1.1%
Christian Dior SE	38,420	7,551,146
Energy 0.4%
Total S.A.	53,956	2,609,248
Health Care Equipment & Services 0.1%
Essilor International S.A.	5,191	681,388
Media 0.6%
Technicolor S.A. - Reg'd	540,800	3,657,346
76    See financial notes

Schwab International Core Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Ipsen S.A.	119,997	7,567,954
Sanofi	190,060	19,172,458
		26,740,412
Software & Services 0.9%
UBISOFT Entertainment *	198,647	5,951,726
Telecommunication Services 0.7%
Orange S.A.	283,550	4,999,467
Utilities 0.2%
Veolia Environnement S.A.	54,762	1,272,134
		74,456,980
Germany 7.1%
Automobiles & Components 0.4%
Continental AG	10,020	2,406,099
Banks 0.1%
Aareal Bank AG	17,612	670,984
Capital Goods 0.4%
Duerr AG	32,486	2,704,874
Food & Staples Retailing 1.5%
METRO AG	328,622	10,110,280
Insurance 1.9%
Allianz SE - Reg'd	74,033	12,960,789
Materials 0.3%
Aurubis AG	33,600	2,244,477
Media 2.3%
CTS Eventim AG & Co. KGaA	47,284	1,850,672
ProSiebenSat.1 Media SE	260,217	14,060,981
		15,911,653
Software & Services 0.2%
XING AG	6,381	1,259,559
		48,268,715
Hong Kong 3.5%
Capital Goods 0.1%
EVA Precision Industrial Holdings Ltd.	1,648,000	390,972
Household & Personal Products 0.3%
Hengan International Group Co., Ltd.	202,000	2,181,282
Real Estate 2.3%
China Resources Land Ltd.	576,000	1,496,786
Hang Lung Group Ltd.	251,000	910,075
Hang Lung Properties Ltd.	1,841,000	4,504,597
Kerry Properties Ltd.	197,000	583,149
New World Development Co., Ltd.	7,774,000	8,291,796
		15,786,403
Software & Services 0.8%
Tencent Holdings Ltd.	280,148	5,280,614
		23,639,271
Ireland 0.4%
Consumer Services 0.3%
Paddy Power plc	19,856	2,297,562
Materials 0.1%
Smurfit Kappa Group plc	21,868	622,342
		2,919,904
Security	Number of Shares	Value ($)
Italy 1.7%
Automobiles & Components 0.3%
Brembo S.p.A.	40,873	1,801,520
Banks 1.0%
Banca Popolare Di Milano Scarl	4,180,167	3,922,314
Intesa Sanpaolo S.p.A.	806,127	2,804,560
		6,726,874
Capital Goods 0.1%
Biesse S.p.A.	21,675	354,954
Maire Tecnimont S.p.A. *	141,317	406,831
		761,785
Diversified Financials 0.2%
Banca IFIS S.p.A.	60,898	1,502,132
Energy 0.1%
Saras S.p.A. *	294,205	580,488
		11,372,799
Japan 21.2%
Automobiles & Components 2.1%
Calsonic Kansei Corp.	303,000	2,414,812
Fuji Heavy Industries Ltd.	235,590	9,111,115
NHK Spring Co., Ltd.	190,000	1,933,802
Tokai Rika Co., Ltd.	44,000	951,399
		14,411,128
Banks 3.7%
Fukuoka Financial Group, Inc.	337,000	1,773,344
Mitsubishi UFJ Financial Group, Inc.	1,193,700	7,720,291
Resona Holdings, Inc.	2,150,300	11,377,932
Sumitomo Mitsui Financial Group, Inc.	111,400	4,444,152
		25,315,719
Capital Goods 2.1%
Hazama Ando Corp.	838,400	4,943,163
ITOCHU Corp.	55,300	691,968
Minebea Co., Ltd.	42,000	462,579
Mitsubishi Electric Corp.	167,000	1,739,261
OKUMA Corp.	310,000	2,485,705
Tadano Ltd.	311,000	3,715,032
		14,037,708
Commercial & Professional Supplies 0.6%
Meitec Corp.	39,000	1,416,389
Nissha Printing Co., Ltd.	123,900	2,694,404
		4,110,793
Consumer Durables & Apparel 0.5%
Fujitsu General Ltd.	118,000	1,481,828
Haseko Corp.	126,000	1,281,065
Iida Group Holdings Co., Ltd.	39,000	730,971
		3,493,864
Consumer Services 0.4%
Kura Corp.	83,200	2,514,399
Energy 0.1%
Nippon Gas Co., Ltd.	20,000	505,814
Food, Beverage & Tobacco 0.2%
Japan Tobacco, Inc.	21,300	737,231
Morinaga & Co., Ltd.	129,000	656,909
		1,394,140
See financial notes    77

Schwab International Core Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.6%
Hoya Corp.	85,400	3,524,182
Sysmex Corp.	11,300	645,894
		4,170,076
Insurance 0.1%
The Dai-ichi Life Insurance Co., Ltd.	39,000	674,672
Materials 1.1%
Denka Co., Ltd.	301,100	1,397,259
Sumitomo Chemical Co., Ltd.	686,800	3,934,130
Sumitomo Osaka Cement Co., Ltd.	169,000	651,246
Tokyo Steel Manufacturing Co., Ltd.	215,900	1,440,737
		7,423,372
Media 0.1%
Daiichikosho Co., Ltd.	12,900	430,241
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	535,100	7,766,691
Daiichi Sankyo Co., Ltd.	51,200	1,005,519
		8,772,210
Real Estate 1.5%
Advance Residence Investment Corp.	221	471,559
Daiwa House Industry Co., Ltd.	29,000	761,259
Japan Logistics Fund, Inc.	3,387	6,334,147
Premier Investment Corp.	2,890	2,835,185
		10,402,150
Retailing 1.1%
Geo Holdings Corp.	99,092	1,482,791
Nishimatsuya Chain Co., Ltd.	177,900	1,570,781
T-Gaia Corp.	313,700	4,782,800
		7,836,372
Semiconductors & Semiconductor Equipment 0.2%
Nec Electronics Corp. *	94,100	602,481
Tokyo Seimitsu Co., Ltd.	22,700	501,175
		1,103,656
Software & Services 1.1%
GMO Internet, Inc.	197,400	2,795,798
Mixi, Inc.	126,700	4,838,264
		7,634,062
Technology Hardware & Equipment 0.6%
Alps Electric Co., Ltd.	20,800	645,615
Hitachi Kokusai Electric, Inc.	57,000	786,998
Japan Aviation Electronics Industry Ltd.	18,000	318,853
Murata Manufacturing Co., Ltd.	6,100	868,344
Yokogawa Electric Corp.	109,300	1,220,912
		3,840,722
Telecommunication Services 0.5%
KDDI Corp.	132,200	3,199,017
Transportation 2.0%
Central Japan Railway Co.	14,845	2,707,925
Japan Airlines Co., Ltd.	253,800	9,561,440
Sankyu, Inc.	124,000	698,522
Senko Co., Ltd.	88,000	609,120
		13,577,007
Security	Number of Shares	Value ($)
Utilities 1.3%
Chubu Electric Power Co., Inc.	158,300	2,435,128
Tohoku Electric Power Co., Inc.	477,300	6,701,499
		9,136,627
		143,983,749
Luxembourg 0.2%
Materials 0.2%
APERAM S.A. *	37,612	1,158,086
Netherlands 4.0%
Diversified Financials 0.1%
Euronext N.V.	14,052	617,120
Food & Staples Retailing 1.4%
Koninklijke Ahold N.V.	475,085	9,664,537
Household & Personal Products 1.6%
Unilever N.V. CVA	231,651	10,474,707
Media 0.6%
RELX N.V.	236,616	4,035,907
Semiconductors & Semiconductor Equipment 0.1%
BE Semiconductor Industries N.V.	40,929	883,459
Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	336,777	1,234,019
		26,909,749
New Zealand 0.1%
Transportation 0.1%
Air New Zealand Ltd.	452,846	890,767
Norway 0.9%
Banks 0.2%
SpareBank 1 SMN	201,331	1,262,343
Energy 0.6%
TGS Nopec Geophysical Co. A.S.A.	196,813	3,902,380
Telecommunication Services 0.1%
Telenor A.S.A.	48,319	910,241
		6,074,964
Portugal 1.0%
Transportation 1.0%
CTT-Correios de Portugal S.A.	620,825	7,051,711
Republic of Korea 0.4%
Capital Goods 0.3%
Hyundai Development Co.	24,171	970,746
Hyundai Elevator Co., Ltd. *	20,490	940,019
		1,910,765
Materials 0.1%
Lotte Chemical Corp.	3,133	657,769
		2,568,534
Singapore 1.4%
Banks 0.7%
DBS Group Holdings Ltd.	382,000	4,696,708
78    See financial notes

Schwab International Core Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.4%
Wilmar International Ltd.	1,168,000	2,602,734
Retailing 0.1%
Jardine Cycle & Carriage Ltd.	29,000	671,431
Transportation 0.2%
SATS Ltd.	655,800	1,772,360
		9,743,233
South Africa 0.8%
Materials 0.8%
Mondi Ltd.	246,128	5,718,876
Spain 2.2%
Banks 0.4%
Banco Santander S.A.	491,658	2,746,499
Energy 0.3%
Tecnicas Reunidas S.A.	34,618	1,541,778
Materials 0.1%
Ence Energia y Celulosa S.A.	175,285	612,678
Media 0.5%
Mediaset Espana Comunicacion S.A.	287,719	3,491,045
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	17,239	733,288
Telecommunication Services 0.2%
Telefonica S.A.	110,046	1,451,874
Utilities 0.6%
Endesa S.A.	191,034	4,247,676
		14,824,838
Sweden 2.0%
Banks 0.5%
Nordea Bank AB	321,455	3,546,816
Capital Goods 0.2%
Peab AB	133,953	1,023,997
Diversified Financials 0.4%
Industrivarden AB, A Shares	121,687	2,374,472
Food & Staples Retailing 0.4%
Axfood AB	153,480	2,769,708
Materials 0.0%
Boliden AB	14,478	277,201
Software & Services 0.5%
NetEnt AB *	60,710	3,448,641
		13,440,835
Switzerland 9.0%
Capital Goods 0.6%
Schindler Holding AG	23,386	3,794,218
Diversified Financials 0.4%
Cembra Money Bank AG *	46,521	2,773,596
Food, Beverage & Tobacco 2.4%
Nestle S.A. - Reg'd	212,097	16,198,682
Insurance 2.1%
Swiss Life Holding AG - Reg'd *	30,777	7,333,847
Zurich Insurance Group AG *	25,417	6,707,544
		14,041,391
Security	Number of Shares	Value ($)
Materials 0.3%
Givaudan S.A. - Reg'd *	1,131	2,022,455
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Actelion Ltd. - Reg'd *	29,212	4,055,038
Lonza Group AG - Reg'd *	20,542	3,015,149
Novartis AG - Reg'd	46,650	4,225,961
Roche Holding AG	34,696	9,419,924
		20,716,072
Telecommunication Services 0.2%
Swisscom AG - Reg'd	3,108	1,601,287
		61,147,701
Taiwan 0.9%
Semiconductors & Semiconductor Equipment 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	684,000	2,882,147
Technology Hardware & Equipment 0.5%
Foxconn Technology Co., Ltd.	450,460	1,179,886
Hon Hai Precision Industry Co., Ltd.	182,000	483,767
Pegatron Corp.	625,700	1,528,999
		3,192,652
		6,074,799
United Kingdom 18.6%
Banks 0.4%
Barclays plc	444,409	1,583,331
The Paragon Group of Cos. plc	156,968	1,013,769
		2,597,100
Capital Goods 0.5%
QinetiQ Group plc	1,089,966	3,755,232
Commercial & Professional Supplies 0.3%
WS Atkins plc	88,419	1,873,678
Consumer Durables & Apparel 0.1%
Persimmon plc *	33,419	1,024,877
Consumer Services 0.6%
Unibet Group plc SDR	46,748	4,117,184
Energy 3.9%
BP plc	1,679,013	9,978,350
Royal Dutch Shell plc, B Shares	626,688	16,409,753
		26,388,103
Food & Staples Retailing 0.1%
Greggs plc	27,455	502,433
Food, Beverage & Tobacco 2.7%
British American Tobacco plc	34,919	2,074,522
Imperial Tobacco Group plc	302,253	16,275,719
		18,350,241
Household & Personal Products 1.6%
Reckitt Benckiser Group plc	6,951	678,351
Unilever plc	231,046	10,288,130
		10,966,481
Insurance 1.0%
Hiscox Ltd.	136,646	2,032,032
Old Mutual plc	1,364,463	4,459,624
		6,491,656
See financial notes    79

Schwab International Core Equity Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 1.8%
BHP Billiton plc	494,833	7,909,422
Rio Tinto plc	125,242	4,564,473
		12,473,895
Media 0.2%
ITV plc	379,436	1,473,080
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Shire plc	86,652	6,562,229
Real Estate 0.8%
The Unite Group plc	544,434	5,571,655
Retailing 0.9%
Howden Joinery Group plc	240,866	1,717,933
Next plc	20,659	2,544,257
WH Smith plc	63,690	1,670,807
		5,932,997
Software & Services 0.9%
Moneysupermarket.com Group plc	1,240,106	6,382,182
Telecommunication Services 1.5%
BT Group plc	1,433,577	10,237,906
Transportation 0.1%
Go-Ahead Group plc	11,156	417,054
Utilities 0.2%
Centrica plc	335,350	1,166,875
		126,284,858
Total Common Stock
(Cost $666,677,311)		670,829,080

Other Investment Company 0.6% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	4,214,532	4,214,532
Total Other Investment Company
(Cost $4,214,532)		4,214,532

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $672,904,002 and the unrealized appreciation and depreciation were $39,674,721 and ($37,535,111), respectively, with a net unrealized appreciation of $2,139,610.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $654,429,530 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg'd —	Registered
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	20	1,757,100	40,007

80    See financial notes

Schwab International Core Equity Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$512,126,684	$—	$512,126,684
Canada [1]	5,507,789	—	—	5,507,789
Netherlands [1]	—	16,435,042	—	16,435,042
Household & Personal Products	10,474,707	—	—	10,474,707
United Kingdom[1]	—	125,867,804	—	125,867,804
Transportation	417,054	—	—	417,054
Other Investment Company[1]	4,214,532	—	—	4,214,532
Total	$20,614,082	$654,429,530	$—	$675,043,612
Other Financial Instruments
Futures Contracts[2]	$40,007	$—	$—	$40,007
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,162,729 and $7,699,366 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended October 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
See financial notes    81

Schwab International Core Equity Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $670,891,843)		$675,043,612
Foreign currency, at value (cost $56,589)		56,895
Deposit with broker for futures contracts		950,400
Receivables:
Investments sold		123,910
Fund shares sold		2,404,502
Dividends		1,157,429
Foreign tax reclaims		414,387
Prepaid expenses	+	28,069
Total assets		680,179,204
Liabilities
Payables:
Investment adviser and administrator fees		56,430
Shareholder service fees		25,391
Fund shares redeemed		643,040
Variation margin on futures contracts		3,700
Accrued expenses	+	118,287
Total liabilities		846,848
Net Assets
Total assets		680,179,204
Total liabilities	–	846,848
Net assets		$679,332,356
Net Assets by Source
Capital received from investors		677,861,071
Net investment income not yet distributed		12,297,487
Net realized capital losses		(15,000,799)
Net unrealized capital appreciation		4,174,597

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$679,332,356		70,592,461		$9.62

82    See financial notes

Schwab International Core Equity Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $1,484,162)		$16,135,976
Expenses
Investment adviser and administrator fees		3,251,385
Shareholder service fees		1,381,157
Custodian fees		245,532
Portfolio accounting fees		77,212
Registration fees		75,594
Professional fees		45,909
Transfer agent fees		32,562
Shareholder reports		29,665
Independent trustees' fees		9,401
Proxy fees		7,602
Interest expense		15
Other expenses	+	16,286
Total expenses		5,172,320
Expense reduction by CSIM and its affiliates	–	343,620
Net expenses	–	4,828,700
Net investment income		11,307,276
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,364,885)
Net realized losses on futures contracts		(410,333)
Net realized losses on foreign currency transactions	+	(130,826)
Net realized losses		(3,906,044)
Net change in unrealized appreciation (depreciation) on investments		(484,092)
Net change in unrealized appreciation (depreciation) on futures contracts		(112,226)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	5,941
Net change in unrealized appreciation (depreciation)	+	(590,377)
Net realized and unrealized losses		(4,496,421)
Increase in net assets resulting from operations		$6,810,855
See financial notes    83

Schwab International Core Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$11,307,276	$6,372,776
Net realized gains (losses)		(3,906,044)	12,538,542
Net change in unrealized appreciation (depreciation)	+	(590,377)	(18,676,258)
Increase in net assets from operations		6,810,855	235,060
Distributions to Shareholders
Distributions from net investment income		(6,697,762)	(4,000,904)
Distributions from net realized gains	+	(8,247,177)	—
Total distributions		($14,944,939)	($4,000,904)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,601,250	$382,386,533	35,207,779	$349,758,745
Shares reinvested		1,470,490	13,499,099	277,927	2,612,515
Shares redeemed	+	(13,726,881)	(130,995,091)	(7,226,558)	(73,262,028)
Net transactions in fund shares		27,344,859	$264,890,541	28,259,148	$279,109,232
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,247,602	$422,575,899	14,988,454	$147,232,511
Total increase	+	27,344,859	256,756,457	28,259,148	275,343,388
End of period		70,592,461	$679,332,356	43,247,602	$422,575,899
Net investment income not yet distributed			$12,297,487		$4,844,140
84    See financial notes

Schwab Active Equity Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab Core Equity Fund	Schwab Target 2015 Fund
Schwab Dividend Equity Fund	Schwab Target 2020 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2025 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2030 Fund
Schwab Hedged Equity Fund	Schwab Target 2035 Fund
Schwab Financial Services Fund	Schwab Target 2040 Fund
Schwab Health Care Fund	Schwab Target 2045 Fund
Schwab International Core Equity Fund	Schwab Target 2050 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2055 Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab ® Monthly Income Fund - Moderate Payout
Laudus Small-Cap MarketMasters Fund™	Schwab ® Monthly Income Fund - Enhanced Payout
Laudus International MarketMasters Fund™	Schwab ® Monthly Income Fund - Maximum Payout
Schwab Balanced Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
85

Schwab Active Equity Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed
86

Schwab Active Equity Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents were approximately 15% of gross lending revenues through October 2, 2015. For the subsequent period through November 30, 2015, the total costs and expenses to be paid to the unaffiliated lending agents range from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
87

Schwab Active Equity Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
The value of the securities on loan and the related collateral as of October 31, 2015, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When a fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on a fund’s records and presented in the Statement of Operations. A fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
88

Schwab Active Equity Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
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Schwab Active Equity Funds
Financial Notes (continued)
3. Risk Factors (continued):
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The funds' investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—a fund's performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—small-cap stocks, for instance—a fund's performance also will lag those investments.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.
Convertible Securities Risk. Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. The value of a convertible security is influenced by the credit standing of the issuer, and changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.
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Schwab Active Equity Funds
Financial Notes (continued)
3. Risk Factors (continued):
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund's investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Short Sales Risk. Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.
To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Active Equity Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab International Core Equity Fund
Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

% of Average Daily Net Assets	Schwab Financial Services Fund	Schwab Health Care Fund
First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
0.75%	0.89%	0.99%	1.12%	1.33%*

Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
0.94%	0.82%	0.86%
*	Excludes dividends and stock loan fees paid on securities sold short.
92

Schwab Active Equity Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of October 31, 2015, as applicable:
	Underlying Funds
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Small-Cap Equity Fund	Schwab International Core Equity Fund
Schwab Target 2010 Fund	0.2%	0.1%	0.2%	0.3%
Schwab Target 2015 Fund	0.4%	0.2%	0.3%	0.6%
Schwab Target 2020 Fund	2.2%	1.2%	2.1%	4.3%
Schwab Target 2025 Fund	1.9%	1.1%	2.0%	3.9%
Schwab Target 2030 Fund	4.1%	2.4%	4.8%	8.4%
Schwab Target 2035 Fund	1.9%	1.1%	2.4%	3.9%
Schwab Target 2040 Fund	5.0%	2.8%	6.9%	10.6%
Schwab Target 2045 Fund	0.4%	0.2%	0.6%	0.9%
Schwab Target 2050 Fund	0.3%	0.2%	0.5%	0.7%
Schwab Target 2055 Fund	0.2%	0.1%	0.3%	0.4%
Schwab Monthly Income Fund - Moderate Payout	—%	0.7%	—%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.0%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.3%	—%	—%
Schwab Balanced Fund	4.5%	—%	—%	—%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
During the period, the Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund received a reimbursement payment of $15,124, $3,933, $483, $3,487, $8,389, $747 and $4,378, respectively, related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds' shares in prior periods.
During the periods under which the expense was incurred, the funds were operating above their expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. Each fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
During the period prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of
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Schwab Active Equity Funds
Financial Notes (continued)
6. Borrowing from Banks (continued):
credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Core Equity Fund	$1,867,504,144	$1,913,289,700
Schwab Dividend Equity Fund	1,393,105,790	1,534,588,584
Schwab Large-Cap Growth Fund	227,866,564	248,721,617
Schwab Small-Cap Equity Fund	630,519,263	682,891,970
Schwab Hedged Equity Fund*	295,858,373	300,024,559
Schwab Financial Services Fund	40,319,174	45,141,084
Schwab Health Care Fund	865,868,242	851,219,345
Schwab International Core Equity Fund	734,614,763	477,058,730
*	Including securities sold short.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at October 31, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2015, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Core Equity Fund	$12,635,663	124
Schwab Dividend Equity Fund	10,175,755	100
Schwab Large-Cap Growth Fund	1,449,570	14
Schwab Small-Cap Equity Fund	2,995,964	25
Schwab Hedged Equity Fund	983,013	10
Schwab Financial Services Fund	474,677	5
Schwab Health Care Fund	5,044,921	49
Schwab International Core Equity Fund	7,423,432	82
The Schwab International Core Equity Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to manage cash. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended October 31, 2015, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were $180,342 and $194, respectively.
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Schwab Active Equity Funds
Financial Notes (continued)
8. Derivatives (continued):
The effect of the derivatives held by the Schwab International Core Equity Fund in the Statement of Operations for the period ended October 31, 2015 were:
Schwab International Core Equity Fund
Equity Index Futures Contracts
Realized Gains (Losses)[1]	($410,333)
Change in Unrealized Appreciation (Depreciation)[2]	(112,226)
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$1,546
Change in Unrealized Appreciation (Depreciation)[2]	—
[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
Schwab Core Equity Fund	$22,991	$14,486
Schwab Dividend Equity Fund	17,039	41,450
Schwab Large-Cap Growth Fund	5,458	3,756
Schwab Small-Cap Equity Fund	13,614	23,409
Schwab Hedged Equity Fund	8,264	3,590
Schwab Financial Services Fund	4,975	3,411
Schwab Health Care Fund	54,580	39,555
Schwab International Core Equity Fund	15,500	21,857
10. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
Undistributed ordinary income	$77,031,509	$34,855,402	$9,662,887	$11,391,353	$3,917,207
Undistributed long-term capital gains	245,370,769	161,290,992	25,040,220	64,496,426	15,501,729
Unrealized appreciation on investments	350,191,830	207,248,267	41,286,810	80,270,566	25,509,676
Unrealized depreciation on investments	(66,140,264)	(85,701,934)	(9,918,903)	(62,863,253)	(14,434,894)
Other unrealized appreciation (depreciation)	—	—	—	—	5,956,103
Net unrealized appreciation (depreciation)	$284,051,566	$121,546,333	$31,367,907	$17,407,313	$17,030,885

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Schwab Active Equity Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
	Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
Undistributed ordinary income	$584,314	$60,493,381	$12,415,100
Undistributed long-term capital gains	—	94,804,875	—
Unrealized appreciation on investments	12,705,977	237,777,964	39,674,721
Unrealized depreciation on investments	(1,405,563)	(35,106,052)	(37,535,111)
Other unrealized appreciation (depreciation)	—	(60,733)	(17,179)
Net unrealized appreciation (depreciation)	$11,300,414	$202,611,179	$2,122,431
The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non-taxable dividends and futures mark to market.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
October 31, 2016	$9,727,766	$—	$—	$—	$—
October 31, 2017	1,636,580	—	—	—	—
Total	$11,364,346**	$—	$—	$—	$—

Expiration Date	Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
October 31, 2017	$17,740,785	$—	$—
October 31, 2018	170,394	—	—
October 31, 2019	—	—	7,906,336
No expiration*	—	—	5,159,909
Total	$17,911,179	$—	$13,066,245**
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
**	The Schwab Core Equity Fund and Schwab International Core Equity Fund have capital loss carryforwards acquired via mergers, which are subject to certain annual limitations in regard to availability to offset potential future capital gains.
For the year ended October 31, 2015, the funds had capital loss carryforwards utilized and capital losses expired as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
Capital loss carryforwards utilized	$9,727,768	$—	$—	$—	$—
Capital losses expired	872,465	—	—	—	—

96

Schwab Active Equity Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
	Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
Capital loss carryforwards utilized	$5,183,008	$—	$—
Capital losses expired	—	—	—
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
Current period distributions
Ordinary income	$73,466,144	$78,202,168	$1,230,983	$25,751,786	$—
Long-term capital gains	264,913,205	225,404,481	25,103,219	97,541,227	25,864,727
Return of capital	—	—	—	—	—
Prior period distributions
Ordinary income	$21,200,511	$30,034,449	$1,490,864	$18,663,520	$—
Long-term capital gains	157,596,466	118,279,747	—	39,824,590	15,225,593
Return of capital	—	—	—	—	—

	Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
Current period distributions
Ordinary income	$634,213	$57,907,541	$6,699,187
Long-term capital gains	—	72,753,677	8,245,752
Return of capital	—	—	—
Prior period distributions
Ordinary income	$544,804	$21,202,575	$4,000,904
Long-term capital gains	—	61,203,934	—
Return of capital	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the funds made the following reclassifications:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
Capital shares	($872,465)	$—	$—	$—	($1,649,544)
Undistributed net investment income	(1,449,095)	(2,066,238)	(84,517)	(139,024)	2,585,645
Net realized capital gains (losses)	2,321,560	2,066,238	84,517	139,024	(936,101)

97

Schwab Active Equity Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
	Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
Capital shares	($129)	$—	$—
Undistributed net investment income	(50,085)	(53,813)	2,843,833
Net realized capital gains (losses)	50,214	53,813	(2,843,833)
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
98

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab International Core Equity Fund (eight of the funds constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2015, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015
99

Other Federal Tax Information (unaudited)
Schwab International Core Equity Fund elects to pass through under section 853 of the Internal Revenue Code foreign tax credit of $1,484,162 to its shareholders for the year ended October 31, 2015. The respective foreign source income on the fund is $18,320,924.
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction:
Percentage
Schwab Core Equity Fund	60.47
Schwab Dividend Equity Fund	62.98
Schwab Large-Cap Growth Fund	86.78
Schwab Small-Cap Equity Fund	17.59
Schwab Hedged Equity Fund	—
Schwab Financial Services Fund	100.00
Schwab Health Care Fund	18.85
Schwab International Core Equity Fund	—
For the fiscal year ended October 31, 2015, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Schwab Core Equity Fund	$44,611,853
Schwab Dividend Equity Fund	49,794,096
Schwab Large-Cap Growth Fund	1,071,848
Schwab Small-Cap Equity Fund	4,647,718
Schwab Hedged Equity Fund	—
Schwab Financial Services Fund	634,213
Schwab Health Care Fund	15,600,980
Schwab International Core Equity Fund	8,181,924
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2015:
Schwab Core Equity Fund	$264,913,205
Schwab Dividend Equity Fund	225,404,481
Schwab Large-Cap Growth Fund	25,103,219
Schwab Small-Cap Equity Fund	97,541,227
Schwab Hedged Equity Fund	25,864,727
Schwab Financial Services Fund	—
Schwab Health Care Fund	72,753,677
Schwab International Core Equity Fund	8,245,752
100

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreement) with respect to the existing funds in the Trust, including Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab International Core Equity Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
101

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Although Schwab Health Care Fund had performance that lagged that of a relevant peer group for certain (although not all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to Schwab Health Care Fund including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the Schwab Health Care Fund’s investment objective and policies and that CSIM had taken steps designed to help improve performance. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab Financial Services Fund and Schwab Health Care Fund that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
102

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust prior to January 1, 2016, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
103

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

104

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
105

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced  An internally calculated index, comprised of the S&P 500 Index (the Schwab Dividend Equity Fund’s former comparative index) from inception of the fund until the close of business on February 27, 2015 and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index  An index that measures the performance of healthcare providers, researchers, and supplies producers around the world.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that is composed of larger-cap companies and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values
Russell 1000 Index  An index that measures the performance of the large-cap segment of the U.S. equity universe.
Russell 1000 Value Index  An index that measures the performance of the large-cap segment of the U.S. equity universe.
Russell 2000 Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
S&P 1500 SuperComposite Financial Sector Index  A capitalization-weighted index designed to measure the performance of the financial sector of the S&P 1500 SuperComposite Index. The S&P SuperComposite 1500 is comprised of the 1500 companies included in the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
106

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
107

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108

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Annual report dated October 31, 2015, enclosed.
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental
International Large Company
Index Fund
Schwab Fundamental
International Small Company
Index Fund
Schwab Fundamental
Emerging Markets Large
Company Index Fund
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Schwab Fundamental Index* Funds
Annual Report
October 31, 2015
Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental
International Large Company
Index Fund
Schwab Fundamental
International Small Company
Index Fund
Schwab Fundamental
Emerging Markets Large
Company Index Fund
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	1.44%
Russell Fundamental U.S. Large Company Index	1.77%
Fund Category: Morningstar Large Value	0.37%
Performance Details	pages 6-7

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	1.01%
Russell Fundamental U.S. Small Company Index	1.30%
Fund Category: Morningstar Small Blend	-0.45%
Performance Details	pages 8-9

Schwab Fundamental International Large Company Index Fund[1] (Ticker Symbol: SFNNX)	-4.07%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)[2]	-2.92%
Fund Category: Morningstar Foreign Large Value	-3.41%
Performance Details	pages 10-11
Total Return for the 12 Months Ended October 31, 2015
Schwab Fundamental International Small Company Index Fund[1] (Ticker Symbol: SFILX)	3.09%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)[2]	4.90%
Fund Category: Morningstar Foreign Small/Mid Blend	2.51%
Performance Details	pages 12-13

Schwab Fundamental Emerging Markets Large Company Index Fund[1] (Ticker Symbol: SFENX)	-20.28%
Russell Fundamental Emerging Markets Large Company Index (Net)[2]	-19.46%
Fund Category: Morningstar Diversified Emerging Markets	-14.62%
Performance Details	pages 14-15

Minimum Initial Investment[3]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership— each of the names identifying the Russell Fundamental Index Series is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the funds under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the funds.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Fundamental Index Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. In recent years, fundamentally weighted index strategies have enjoyed significant asset growth as investors have embraced the value of different index strategies. Unlike traditional equity indexes that are often weighted by market capitalization, fundamentally weighted indexes select and weight stocks by objective non-price measures, such as dividends, cash flow, and sales. By using this weighting methodology, we believe the Schwab Fundamental Index Funds can serve as effective complements to capitalization-weighted and actively managed investments.
For the 12-month reporting period ended October 31, 2015, the funds produced returns that were generally aligned with their respective indexes. For the three international funds, the depreciation of many foreign currencies versus the U.S. dollar reduced returns.
Despite market volatility later in the period which was stimulated by concerns about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. Lackluster global economic activity weighed on international markets, bringing about aggressive stimulus policies by several central banks across the globe. This caused many foreign currencies to depreciate versus the U.S. dollar, thereby reducing returns on overseas investments in U.S. dollar terms. Emerging market countries suffered the steepest losses of the period, impacted by a sharp decline in
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Fundamental Index Funds3

From the President continued

For the 12-month reporting period ended October 31, 2015, the funds produced returns that were generally aligned with their respective indexes.

commodities prices. Reflecting these conditions, the Russell Fundamental U.S. Large Company Index returned 1.8% and the Russell Fundamental Emerging Markets Large Company Index (Net) returned -19.5%.1
For more information about the Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
4Schwab Fundamental Index Funds

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equities, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, and Schwab Fundamental International Small Company Index Fund. Prior to joining CSIM in 2012, Ms. Qin worked at The Bank of New York Mellon Corporation, where she spent more than two years as an associate equity portfolio manager, and nearly two years as a performance analyst. Prior to that, Ms. Qin worked at Wells Fargo Fund Management as a mutual fund analyst and at CIGNA Reinsurance as a risk analyst.
Schwab Fundamental Index Funds5

Schwab Fundamental US Large Company Index Fund
The Schwab Fundamental US Large Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental U.S. Large Company Index (the index), which measures the performance of the large company size segment by fundamental overall company scores that are created using as the universe the companies in the Russell 3000® Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike.
Performance. The fund closely tracked the index for the reporting period. The fund returned 1.44% for the 12-month reporting period ended October 31, 2015, while the comparative index returned 1.77%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. From a sector standpoint, the Consumer Discretionary sector contributed the most to the fund’s return. Representing an average weight of roughly 13% of the fund, the sector returned 12.5% for the reporting period. Within the sector, the largest contributors to fund performance were home improvement specialty retailer Home Depot, Inc. and The Walt Disney Company, an international family entertainment and media enterprise, which returned more than 29% and 26%, respectively.
The fund’s holdings in the Health Care sector also provided meaningful contribution to the fund’s return. Representing an average weight of nearly 12% of the fund, the sector returned 9.6% for the reporting period. Within the sector, the strongest contributors to fund performance were UnitedHealth Group, Inc., a diversified managed care company, and Pfizer, Inc., a global pharmaceutical company. These two companies returned more than 25% and 16%, respectively.
The Energy sector detracted the most from fund performance. Representing an average weight of 13.6% of the fund, the sector returned -16.3% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 21% and 11%, respectively.
The fund’s holdings in the Materials sector also detracted from performance, as global commodity prices declined significantly during the period. Constituting an average weight of just under 4% of the fund, the sector fell more than 10% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Within the sector, Freeport-McMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 57% for the period. Alcoa, a multinational company involved in lightweight metals technology, engineering and manufacturing, was also a drag on performance, down more than 46% for the period.
As of 10/31/15:
Statistics
Number of Holdings	635
Weighted Average Market Cap (millions)	$118,560
Price/Earnings Ratio (P/E)	25.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	12%
Sector Weightings % of Investments
Information Technology	14.5%
Energy	14.3%
Financials	13.5%
Consumer Discretionary	12.8%
Consumer Staples	11.6%
Health Care	10.7%
Industrials	10.1%
Utilities	4.2%
Telecommunication Services	4.0%
Materials	3.7%
Other	0.6%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Exxon Mobil Corp.	4.7%
Chevron Corp.	2.5%
AT&T, Inc.	2.5%
Microsoft Corp.	2.1%
General Electric Co.	1.5%
Apple, Inc.	1.5%
The Procter & Gamble Co.	1.4%
JPMorgan Chase & Co.	1.4%
International Business Machines Corp.	1.3%
Intel Corp.	1.3%
Total	20.2%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
6Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
April 2, 2007 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2,3

Average Annual Total Returns1,2,4
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	1.44%	13.38%	7.03%
Russell Fundamental U.S. Large Company Index[3]	1.77%	NA	NA
Fundamental U.S. Large Company Spliced Index	1.77%	13.78%	7.26%
Fund Category: Morningstar Large Value	0.37%	11.70%	4.74%
Fund Expense Ratios5: Net 0.35%; Gross 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership— "Russell Fundamental U.S. Large Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell Fundamental U.S. Large Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Fundamental Index Funds7

Schwab Fundamental US Small Company Index Fund
The Schwab Fundamental US Small Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental U.S. Small Company Index (the index), which measures the performance of the small company size segment by fundamental overall company scores that are created using as the universe the companies in the Russell 3000® Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period on mixed economic data, with small-cap stocks underperforming large-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike.
Performance. The fund closely tracked the index for the reporting period. The fund returned 1.01% for the 12-month reporting period ended October 31, 2015, while the comparative index returned 1.30%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. From a sector standpoint, the Information Technology sector contributed the most to the fund’s return. Representing an average weight of roughly 14% of the fund, the sector returned 11.6% for the reporting period. Within the sector, the fund’s strongest contributors to performance were Qorvo, Inc., a leading provider of core technologies and radio frequency solutions for mobile, infrastructure and aerospace/defense applications; and EarthLink Holdings Corp., which provides managed network, security and cloud solutions for multi-location businesses. The fund’s holdings in the two companies were up more than 54% and 147%, respectively.
The Financials sector was also a positive contributor to fund performance. Representing an average weight of 22.3% of the fund, the sector returned roughly 6.3% for the reporting period. Within the sector, the strongest contributors to fund performance were financial products and services provider StanCorp Financial Group, Inc. and data center and Internet exchange provider Equinix Inc. For the reporting period, these two companies were up more than 68% and 50%, respectively.
The Energy sector detracted the most from fund performance. Representing an average weight of 4.8% of the fund, the sector declined 44% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—companies serving the oil industry were among the largest detractors to performance. Among the fund’s holdings, the two weakest performers were WPX Energy, Inc., which specializes in oil and natural gas extraction, particularly from shale via fracking, and Helix Energy Solutions Group, which provides subsea technologies to offshore energy producers. Those two positions were down more than 47% and 78%, respectively.
The fund’s holdings in the Materials sector also detracted from performance, as global commodity prices declined significantly during the period. Constituting an average weight of 5.7% of the fund, the sector fell more than 13% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Among the fund’s Materials stocks, the two largest detractors from fund performance were Walter Energy, Inc., a coal, coke and natural gas producer that filed for Chapter 11 bankruptcy in July, and aluminum producer Century Aluminum Company, which suffered due to falling aluminum prices. The two companies were down more than 91% and 87%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	890
Weighted Average Market Cap (millions)	$4,301
Price/Earnings Ratio (P/E)	47.8
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	31%
Sector Weightings % of Investments
Financials	22.4%
Industrials	19.6%
Consumer Discretionary	15.6%
Information Technology	13.0%
Health Care	6.4%
Materials	5.4%
Energy	5.1%
Utilities	4.1%
Consumer Staples	3.8%
Telecommunication Services	1.1%
Other	3.5%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Sealed Air Corp.	0.3%
Weight Watchers International, Inc.	0.3%
Masco Corp.	0.3%
Endurance Specialty Holdings Ltd.	0.3%
VeriSign, Inc.	0.3%
SkyWest, Inc.	0.3%
Netflix, Inc.	0.3%
Service Corp. International	0.3%
Lennox International, Inc.	0.3%
Convergys Corp.	0.3%
Total	3.0%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	This list is not a recommendation of any security by the investment adviser.
8Schwab Fundamental Index Funds

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
April 2, 2007 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2,3

Average Annual Total Returns1,2,4
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	1.01%	12.63%	7.63%
Russell Fundamental U.S. Small Company Index[3]	1.30%	NA	NA
Fundamental U.S. Small Company Spliced Index	1.30%	13.04%	8.17%
Fund Category: Morningstar Small Blend	-0.45%	11.37%	5.54%
Fund Expense Ratios5: Net 0.35%; Gross 0.44%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership— "Russell Fundamental U.S. Small Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell Fundamental U.S. Small Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (BDCs). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Fundamental Index Funds9

Schwab Fundamental International Large Company Index Fund
The Schwab Fundamental International Large Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Developed ex-U.S. Large Company Index (Net) (the index), which measures the performance of the large company size segment by fundamental overall company scores that is created using as the universe the companies in the Russell Developed ex-U.S. Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Slowing growth in China, along with declining energy and metals prices, weighed on global markets over the 12-month reporting period. Stocks in developed international markets produced just slightly negative overall returns, with the MSCI EAFE Index (Net) returning -0.07%. Emerging markets were particularly hard hit over the period, with the MSCI Emerging Markets Index (Net) returning -14.5%. The U.S. dollar remained strong against many foreign currencies, generally reducing returns of international investments in U.S. dollar terms.
Performance. The fund returned -4.07% for the 12-month reporting period ended October 31, 2015, while the comparative index returned -2.92%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Additionally, timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative underperformance.1
Contributors and Detractors. From a geographic standpoint, stocks from Japan were among the largest contributors to the fund’s return. Representing an average weight of 22.3% of the fund, Japanese stocks returned 12.6% in U.S. dollar terms for the period. Among the fund’s Japanese stocks, the strongest contributors to fund performance were electric utility Tokyo Electric Power Company, Inc. and electronic and entertainment conglomerate Sony Corporation, which returned more than 93% and 56%, respectively. Stocks from France also contributed notably to the fund’s total return. Representing an average weight of 10.7%, French stocks returned 3.7% in U.S. dollar terms for the period. The two largest contributors to fund performance were telecommunications company Orange S.A., and multinational pharmaceutical company Sanofi. The two companies returned more than 16% and 13%, respectively.
Stocks from Australia provided the largest drag on fund performance. Representing an average weight of just over 5%, the fund’s Australian stocks returned -23% in U.S. dollar terms for the period. Among the fund’s Australian holdings, two of the weakest performers were BHP Billiton Limited, one of the world’s largest mining, metals and petroleum companies, and supermarket/grocery chain Woolworths Ltd., with those positions down more than 37% and 42%, respectively. Stocks from Canada also detracted from fund performance. Representing an average weight of 6.4%, the fund’s Canadian stocks returned -19.3% in U.S. dollar terms for the period. The two weakest performing Canadian stocks in the fund were energy producer Encana Corporation and financial services company Royal Bank of Canada, down more than 58% and 16%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	844
Weighted Average Market Cap (millions)	$53,629
Price/Earnings Ratio (P/E)	32.0
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	11%
Sector Weightings % of Investments
Financials	19.0%
Energy	13.0%
Industrials	12.5%
Consumer Discretionary	11.1%
Consumer Staples	10.2%
Materials	8.4%
Telecommunication Services	7.3%
Health Care	6.9%
Utilities	6.2%
Information Technology	4.0%
Other	1.4%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
BP plc	2.3%
Royal Dutch Shell plc, A Shares	2.0%
Total S.A.	1.9%
Royal Dutch Shell plc, B Shares	1.2%
Nestle S.A. – Reg'd	1.1%
HSBC Holdings plc	1.1%
Banco Santander S.A.	1.1%
Eni S.p.A.	1.0%
Telefonica S.A.	1.0%
Vodafone Group plc	0.9%
Total	13.6%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[2]	This list is not a recommendation of any security by the investment adviser.
10Schwab Fundamental Index Funds

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
April 2, 2007 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2,3

Average Annual Total Returns1,2,4
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	-4.07%	3.37%	0.54%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)[3,5]	-2.92%	NA	NA
Fundamental Developed ex-U.S. Large Company Spliced Index	-2.92%	3.89%	1.34%
Fund Category: Morningstar Foreign Large Value	-3.41%	3.37%	-0.40%
Fund Expense Ratios6: Net 0.35%; Gross 0.48%

Country Weightings % of Investments
Japan	22.0%
United Kingdom	16.6%
France	10.9%
Germany	8.8%
Canada	6.3%
Switzerland	5.7%
Netherlands	5.4%
Australia	5.1%
Spain	4.1%
Italy	3.9%
Other Countries	11.2%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership— "Russell Fundamental Developed ex-U.S. Large Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell Fundamental Developed ex-U.S. Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Fundamental Index Funds11

Schwab Fundamental International Small Company Index Fund
The Schwab Fundamental International Small Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Developed ex-U.S. Small Company Index (Net) (the index), which measures the performance of the small company size segment by fundamental overall company scores that is created using as the universe the companies in the Russell Developed ex-U.S. Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Slowing growth in China, along with declining energy and metals prices, weighed on global markets over the 12-month reporting period. Small-cap stocks in developed international markets strongly outperformed large-caps, with the MSCI EAFE Small Cap Index (Net) returning 8.5% versus the -0.07% return of the large-cap MSCI EAFE Index (Net). Emerging markets were particularly hard hit over the period, with the MSCI Emerging Markets Index (Net) returning -14.5%. The U.S. dollar remained strong against many foreign currencies, generally reducing returns of international investments in U.S. dollar terms.
Performance. The fund returned 3.09% for the 12-month reporting period ended October 31, 2015, while the comparative index returned 4.90%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Additionally, timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative underperformance.1
Contributors and Detractors. From a country perspective, stocks from Japan were among the largest contributors to the fund’s total return. Representing an average weight of nearly 40% of the fund, Japanese stocks returned just under 16% in U.S. dollar terms for the period. Among the fund’s Japanese stocks, the strongest contributors to fund performance were electrical component producer Alps Electric Co., Ltd. and security provider Sohgo Security Services, Co., Ltd., which returned more than 91% and 113%, respectively. Stocks from the United Kingdom also contributed notably to the fund’s return. Representing an average weight of 13.5%, British stocks returned 8.2% in U.S. dollar terms for the period. Two of the largest contributors to fund performance were Provident Financial plc, which specializes in consumer credit products, and Greggs plc, the U.K.’s largest bakery chain. The two companies returned more than 62% and 97%, respectively.
Stocks from Canada detracted the most from the fund’s total return. Representing an average weight of 7.5%, the fund’s Canadian stocks returned -21.9% for the period. Among the fund’s Canadian holdings, the two weakest performers were oilfield service provider Trican Well Service Ltd. and nickel producer Sherritt International Corporation. Those two positions were down more than 92% and 74%, respectively, as a result of falling commodity prices. Stocks from Australia also detracted from fund performance. Representing an average weight of 5.5%, Australian stocks returned -17% in U.S. dollar terms for the period. The fund’s two weakest performing Australian stocks were Broadspectrum Limited, an electrical, commissioning, mechanical and instrumentation services provider; and department store chain Myer Holdings Ltd., with the two companies down more than 57% and 54%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	1,380
Weighted Average Market Cap (millions)	$3,129
Price/Earnings Ratio (P/E)	28.3
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	37%
Sector Weightings % of Investments
Industrials	23.0%
Consumer Discretionary	18.0%
Financials	15.7%
Materials	10.6%
Information Technology	9.0%
Consumer Staples	8.2%
Health Care	4.6%
Energy	3.1%
Telecommunication Services	1.6%
Utilities	1.4%
Other	4.8%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
iShares MSCI EAFE Small Cap ETF	0.9%
Koninklijke BAM Groep N.V	0.2%
UBISOFT Entertainment	0.2%
Toyota Boshoku Corp.	0.2%
Cable & Wireless Communications plc	0.2%
IT Holdings Corp.	0.2%
Greene King plc	0.2%
Nichirei Corp.	0.2%
Megmilk Snow Brand Co., Ltd.	0.2%
Toho Holdings Co., Ltd.	0.2%
Total	2.7%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[2]	This list is not a recommendation of any security by the investment adviser.
12Schwab Fundamental Index Funds

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 31, 2008 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2,3

Average Annual Total Returns1,2,4
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	3.09%	6.25%	4.96%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)[3,5]	4.90%	NA	NA
Fundamental Developed ex-U.S. Small Company Spliced Index	4.90%	7.01%	6.38%
Fund Category: Morningstar Foreign Small/Mid Blend	2.51%	6.85%	4.10%
Fund Expense Ratios6: Net 0.51%; Gross 0.82%

Country Weightings % of Investments
Japan	38.7%
United Kingdom	12.0%
Canada	7.1%
Australia	5.2%
United States	4.7%
France	4.1%
Germany	3.5%
Switzerland	2.7%
Italy	2.7%
Other Countries	19.3%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership— "Russell Fundamental Developed ex-U.S. Small Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell Fundamental Developed ex-U.S. Small Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[6]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.02%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Fundamental Index Funds13

Schwab Fundamental Emerging Markets Large Company Index Fund
The Schwab Fundamental Emerging Markets Large Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Emerging Markets Large Company Index (Net) (the index), which measures the performance of the large company size segment by fundamental overall company scores that is created using as the universe the companies in the Russell Emerging Markets Index. To pursue its investment objective, the fund invests at least 80% of its net assets in stocks included in the index and seeks to maintain a tight allocation across all countries, regions, sectors, market capitalizations, and valuation measures compared with the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Slowing growth in China, along with declining energy and metals prices, weighed on global markets over the 12-month reporting period, hitting emerging markets particularly hard. For the period, the MSCI Emerging Markets Index (Net) returned -14.5% in U.S. dollar terms. The U.S. dollar remained strong against many foreign currencies, generally reducing returns of international investments in U.S. dollar terms. Geopolitical tensions continued across emerging markets as signs of global recovery dimmed.
Performance. The fund closely tracked the index for the reporting period. The fund returned -20.28% for the 12-month reporting period ended October 31, 2015, while the comparative index returned -19.46%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Additionally, timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative underperformance.1
Contributors and Detractors. With the majority of emerging markets stocks posting negative returns for the period, the strongest contributors to total return were small positions in a few stocks with positive returns. Stocks from Hungary, representing an average weight of just 0.6% of the fund, contributed the most to fund performance. This was primarily due to the fund’s holding of OTP Bank plc, one of the largest independent financial services providers in Central and Eastern Europe, which returned more than 20% in U.S. dollar terms for the period. The fund’s holding of Compania de Minas Buenaventura SAA, Peru’s largest owner of precious metal mining rights, also contributed to fund performance with its 5.5% return (this position was sold prior to the end of the period).
Brazilian stocks detracted the most from fund performance. Representing an average weight of 12.4% of the fund, the fund’s Brazilian stocks fell more than 53% in U.S. dollar terms, as economic growth there has steadily eroded and inflation has risen due to sharply falling commodity prices. The fund’s holding of both common and preferred shares of Petroleo Brasileiro (Petrobras), which is involved in the entire oil and gas production chain—down more than 67% in U.S. dollar terms—was a notable drag on fund performance for the period. Russian stocks also detracted from fund performance. Representing an average weight of 12.8%, the fund’s Russian stocks fell more than 23% in U.S. dollar terms for the period. Two of the weakest performers were Gazprom PAO and Lukoil PJSC, two of Russia’s largest oil and gas producers and distributors. These two companies were down more than 34% and 22%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	296
Weighted Average Market Cap (millions)	$50,546
Price/Earnings Ratio (P/E)	15.5
Price/Book Ratio (P/B)	0.9
Portfolio Turnover Rate	27%
Sector Weightings % of Investments
Energy	26.1%
Financials	18.9%
Information Technology	16.1%
Materials	9.8%
Telecommunication Services	9.6%
Consumer Discretionary	6.8%
Industrials	5.0%
Consumer Staples	4.0%
Utilities	3.7%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Samsung Electronics Co., Ltd.	5.1%
Gazprom PAO	2.8%
China Mobile Ltd.	2.2%
China Construction Bank Corp., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Gazprom PAO ADR	1.7%
China Petroleum & Chemical Corp., Class H	1.7%
Hon Hai Precision Industry Co., Ltd.	1.6%
Petroleo Brasileiro S.A., Preferred Stock	1.6%
Total	22.4%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[2]	This list is not a recommendation of any security by the investment adviser.
14Schwab Fundamental Index Funds

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 31, 2008 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2,3

Average Annual Total Returns1,2,4
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	-20.28%	-6.09%	-2.55%
Russell Fundamental Emerging Markets Large Company Index (Net)[3,5]	-19.46%	NA	NA
Fundamental Emerging Markets Large Company Spliced Index	-19.46%	-4.92%	-0.93%
Fund Category: Morningstar Diversified Emerging Markets	-14.62%	-2.85%	-1.22%
Fund Expense Ratios6: Net 0.49%; Gross 0.85%

Country Weightings % of Investments
Republic of Korea	20.0%
China	16.5%
Russia	14.0%
Brazil	12.1%
Taiwan	11.9%
South Africa	6.1%
India	4.1%
Mexico	3.9%
Other Countries	11.4%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership— "Russell Fundamental Emerging Markets Large Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell Fundamental Emerging Markets Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Fundamental Index Funds15

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000.00	$ 980.60	$ 1.75
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$ 1.79
Schwab Fundamental US Small Company Index Fund
Actual Return	0.35%	$1,000.00	$ 956.00	$ 1.73
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$ 1.79
Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000.00	$ 918.20	$1.69
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$ 1.79
Schwab Fundamental International Small Company Index Fund
Actual Return[3]	0.49%	$1,000.00	$ 958.30	$ 2.42
Hypothetical 5% Return[3]	0.49%	$1,000.00	$ 1,022.73	$ 2.50
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.49%	$1,000.00	$ 784.70	$ 2.20
Hypothetical 5% Return	0.49%	$1,000.00	$ 1,022.73	$ 2.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
[3]	The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
16Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.56	$13.65	$10.76	$9.51	$9.05
Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.26	0.24	0.21	0.18
Net realized and unrealized gains (losses)	(0.10)	1.87	2.89	1.22	0.43
Total from investment operations	0.23	2.13	3.13	1.43	0.61
Less distributions:
Distributions from net investment income	(0.26)	(0.22)	(0.24)	(0.18)	(0.15)
Distributions from net realized gains	(0.39)	—	—	—	—
Total distributions	(0.65)	(0.22)	(0.24)	(0.18)	(0.15)
Net asset value at end of period	$15.14	$15.56	$13.65	$10.76	$9.51
Total return	1.44%	15.74%	29.67%	15.29%	6.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.35%	0.32% [2]	0.35%
Gross operating expenses	0.39%	0.39%	0.41%	0.44%	0.44%
Net investment income (loss)	2.16%	1.95%	2.03%	2.13%	2.06%
Portfolio turnover rate	12%	14%	10%	32% [3]	11%
Net assets, end of period (x 1,000,000)	$4,886	$4,465	$3,020	$1,960	$1,490

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
3
Portfolio turnover would have been 12%, if rebalancing trades had not been included due to a change in the fund's index.
See financial notes    17

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,919,296,392	4,864,052,589
0.6%	Other Investment Companies	30,796,847	30,796,847
100.2%	Total Investments	3,950,093,239	4,894,849,436
(0.2%)	Other Assets and Liabilities, Net		(9,185,285)
100.0%	Net Assets		4,885,664,151

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
Other Securities		1.3	62,177,746
Banks 5.4%
Bank of America Corp.	2,866,194	1.0	48,094,735
Citigroup, Inc.	685,472	0.7	36,446,546
JPMorgan Chase & Co.	1,024,223	1.4	65,806,328
Wells Fargo & Co.	929,263	1.0	50,310,299
Other Securities		1.3	63,111,369
		5.4	263,769,277
Capital Goods 7.7%
3M Co.	136,961	0.4	21,531,639
General Electric Co.	2,508,698	1.5	72,551,546
United Technologies Corp.	247,892	0.5	24,395,052
Other Securities		5.3	256,221,250
		7.7	374,699,487
Commercial & Professional Supplies 0.8%
Other Securities		0.8	39,625,757
Consumer Durables & Apparel 1.1%
Other Securities		1.1	53,705,271
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.8%
McDonald's Corp.	327,588	0.8	36,771,753
Other Securities		1.0	49,810,253
		1.8	86,582,006
Diversified Financials 3.2%
Berkshire Hathaway, Inc., Class B *	287,526	0.8	39,109,287
The Charles Schwab Corp. (a)	81,215	0.1	2,478,682
The Goldman Sachs Group, Inc.	122,109	0.4	22,895,437
Other Securities		1.9	93,803,026
		3.2	158,286,432
Energy 14.4%
Chevron Corp.	1,344,612	2.5	122,198,339
ConocoPhillips	971,082	1.1	51,807,225
Exxon Mobil Corp.	2,746,881	4.7	227,276,934
Occidental Petroleum Corp.	310,600	0.5	23,152,124
Phillips 66	460,908	0.8	41,043,857
Schlumberger Ltd.	296,663	0.5	23,187,180
Valero Energy Corp.	407,166	0.5	26,840,383
Other Securities		3.8	185,867,817
		14.4	701,373,859
Food & Staples Retailing 3.8%
Costco Wholesale Corp.	158,663	0.5	25,087,794
CVS Health Corp.	454,716	0.9	44,916,846
Wal-Mart Stores, Inc.	1,001,472	1.2	57,324,257
Walgreens Boots Alliance, Inc.	276,182	0.5	23,387,092
Other Securities		0.7	33,998,449
		3.8	184,714,438
Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	398,216	0.5	24,080,122
PepsiCo, Inc.	375,263	0.8	38,348,126
Philip Morris International, Inc.	531,188	0.9	46,957,019
The Coca-Cola Co.	887,043	0.8	37,566,271
Other Securities		2.6	129,152,252
		5.6	276,103,790
Health Care Equipment & Services 5.3%
Anthem, Inc.	191,150	0.5	26,598,523
UnitedHealth Group, Inc.	321,696	0.8	37,889,355
Other Securities		4.0	193,069,504
		5.3	257,557,382
Household & Personal Products 2.2%
The Procter & Gamble Co.	908,535	1.4	69,393,903
Other Securities		0.8	36,925,287
		2.2	106,319,190
Insurance 3.6%
The Travelers Cos., Inc.	232,672	0.5	26,266,342
Other Securities		3.1	151,522,877
		3.6	177,789,219
18    See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.6%
Other Securities		3.6	178,414,656
Media 3.6%
Comcast Corp., Class A	471,757	0.6	29,541,423
The Walt Disney Co.	285,662	0.7	32,491,196
Time Warner Cable, Inc.	106,901	0.4	20,247,050
Time Warner, Inc.	319,033	0.5	24,035,946
Other Securities		1.4	67,583,339
		3.6	173,898,954
Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Amgen, Inc.	155,423	0.5	24,584,810
Johnson & Johnson	589,307	1.2	59,537,686
Merck & Co., Inc.	652,362	0.8	35,658,107
Pfizer, Inc.	1,774,304	1.2	60,006,961
Other Securities		1.8	87,576,944
		5.5	267,364,508
Real Estate 1.2%
Other Securities		1.2	59,793,521
Retailing 5.1%
Lowe's Cos., Inc.	358,345	0.6	26,456,611
Target Corp.	339,783	0.5	26,224,452
The Home Depot, Inc.	328,643	0.8	40,633,421
Other Securities		3.2	156,873,829
		5.1	250,188,313
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,843,576	1.3	62,423,483
Other Securities		1.0	51,806,185
		2.3	114,229,668
Software & Services 7.3%
International Business Machines Corp.	456,301	1.3	63,918,644
Microsoft Corp.	1,988,728	2.1	104,686,642
Oracle Corp.	735,544	0.6	28,568,529
Other Securities		3.3	158,468,145
		7.3	355,641,960
Technology Hardware & Equipment 4.9%
Apple, Inc.	602,357	1.5	71,981,661
Cisco Systems, Inc.	1,376,751	0.8	39,719,266
Hewlett-Packard Co.	1,446,391	0.8	38,994,701
Other Securities		1.8	88,167,002
		4.9	238,862,630
Telecommunication Services 4.0%
AT&T, Inc.	3,570,954	2.5	119,662,669
Verizon Communications, Inc.	1,274,849	1.2	59,764,921
Other Securities		0.3	16,177,658
		4.0	195,605,248
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.7%
Other Securities		1.7	80,917,481
Utilities 4.2%
Other Securities		4.2	206,431,796
Total Common Stock
(Cost $3,919,296,392)			4,864,052,589

Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
Other Securities		0.1	4,910,122
Securities Lending Collateral 0.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	25,886,725	0.5	25,886,725
Total Other Investment Companies
(Cost $30,796,847)			30,796,847

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $3,964,131,348 and the unrealized appreciation and depreciation were $1,136,802,288 and ($206,084,200), respectively, with a net unrealized appreciation of $930,718,088.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,544,730.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	125	12,960,625	262,110

See financial notes    19

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,864,052,589	$—	$—	$4,864,052,589
Other Investment Companies[1]	30,796,847	—	—	30,796,847
Total	$4,894,849,436	$—	$—	$4,894,849,436
Other Financial Instruments
Futures Contracts[2]	$262,110	$—	$—	$262,110
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
20    See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investment in affiliated issuer, at value (cost $1,401,251)		$2,478,682
Investments in unaffiliated issuers, at value (cost $3,922,805,263) including securities on loan of $25,544,730		4,866,484,029
Collateral invested for securities on loan, at value (cost $25,886,725)	+	25,886,725
Total investments, at value (cost $3,950,093,239)		4,894,849,436
Deposit with broker for futures contracts		437,000
Receivables:
Fund shares sold		18,631,647
Dividends		6,969,563
Income from securities on loan		20,857
Prepaid expenses	+	54,856
Total assets		4,920,963,359
Liabilities
Collateral held for securities on loan		25,886,725
Payables:
Investment adviser and administrator fees		159,288
Shareholder service fees		113,197
Fund shares redeemed		7,861,334
Variation margin on futures contracts		33,059
Accrued expenses	+	1,245,605
Total liabilities		35,299,208
Net Assets
Total assets		4,920,963,359
Total liabilities	–	35,299,208
Net assets		$4,885,664,151
Net Assets by Source
Capital received from investors		3,722,320,518
Net investment income not yet distributed		87,683,099
Net realized capital gains		130,642,227
Net unrealized capital appreciation		945,018,307

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,885,664,151		322,640,686		$15.14

See financial notes    21

Schwab Fundamental US Large Company Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated issuer		$23,440
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $24,577)		121,792,520
Interest		232
Securities on loan	+	724,714
Total investment income		122,540,906
Expenses
Investment adviser and administrator fees		11,132,940
Shareholder service fees		3,693,913
Index fees		2,988,148
Transfer agent fees		403,675
Registration fees		194,541
Shareholder reports		183,795
Portfolio accounting fees		131,650
Custodian fees		94,592
Professional fees		65,670
Proxy fees		30,906
Independent trustees' fees		30,129
Interest expense		3,604
Other expenses	+	138,716
Total expenses		19,092,279
Expense reduction by CSIM and its affiliates	–	1,984,028
Net expenses	–	17,108,251
Net investment income		105,432,655
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		286,540
Net realized gains on unaffiliated issuers		144,520,587
Net realized gains on futures contracts	+	2,333,938
Net realized gains		147,141,065
Net change in unrealized appreciation (depreciation) on affiliated issuer		(86,475)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(188,845,494)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(253,985)
Net change in unrealized appreciation (depreciation)	+	(189,185,954)
Net realized and unrealized losses		(42,044,889)
Increase in net assets resulting from operations		$63,387,766
22    See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$105,432,655	$70,401,991
Net realized gains		147,141,065	127,017,117
Net change in unrealized appreciation (depreciation)	+	(189,185,954)	337,814,424
Increase in net assets from operations		63,387,766	535,233,532
Distributions to Shareholders
Distributions from net investment income		(76,925,735)	(47,960,089)
Distributions from net realized gains	+	(114,155,826)	—
Total distributions		($191,081,561)	($47,960,089)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		98,386,452	$1,496,556,101	144,506,228	$2,105,376,361
Shares reinvested		7,976,908	122,684,844	2,075,077	29,051,072
Shares redeemed	+	(70,618,440)	(1,070,631,347)	(80,931,679)	(1,177,384,046)
Net transactions in fund shares		35,744,920	$548,609,598	65,649,626	$957,043,387
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		286,895,766	$4,464,748,348	221,246,140	$3,020,431,518
Total increase	+	35,744,920	420,915,803	65,649,626	1,444,316,830
End of period		322,640,686	$4,885,664,151	286,895,766	$4,464,748,348
Net investment income not yet distributed			$87,683,099		$59,284,035
See financial notes    23

Schwab Fundamental US Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$13.51	$12.78	$10.31	$10.11	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.18 [1]	0.14	0.16	0.15	0.11
Net realized and unrealized gains (losses)	(0.03)	1.23	3.35	0.88	0.47
Total from investment operations	0.15	1.37	3.51	1.03	0.58
Less distributions:
Distributions from net investment income	(0.16)	(0.12)	(0.20)	(0.12)	(0.10)
Distributions from net realized gains	(0.68)	(0.52)	(0.84)	(0.71)	(0.47)
Total distributions	(0.84)	(0.64)	(1.04)	(0.83)	(0.57)
Net asset value at end of period	$12.82	$13.51	$12.78	$10.31	$10.11
Total return	1.01%	10.99%	37.55%	11.37%	5.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.35%	0.32% [2]	0.35%
Gross operating expenses	0.43%	0.44%	0.48%	0.50%	0.50%
Net investment income (loss)	1.37%	1.14%	1.41%	1.46%	1.18%
Portfolio turnover rate	31%	29%	27%	92% [3]	35%
Net assets, end of period (x 1,000,000)	$1,416	$1,208	$849	$619	$563

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
3
Portfolio turnover would have been 29%, if rebalancing trades had not been included due to a change in the fund's index.
24    See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	1,209,007,594	1,401,645,072
0.0%	Rights	266,857	266,364
3.6%	Other Investment Companies	50,350,637	50,350,637
102.6%	Total Investments	1,259,625,088	1,452,262,073
(2.6%)	Other Assets and Liabilities, Net		(36,694,514)
100.0%	Net Assets		1,415,567,559

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	16,533,794
Banks 5.2%
Zions Bancorp	125,500	0.3	3,610,635
Other Securities		4.9	69,675,211
		5.2	73,285,846
Capital Goods 12.0%
General Cable Corp.	223,200	0.2	3,435,048
Lennox International, Inc.	29,800	0.3	3,957,738
Masco Corp.	147,900	0.3	4,289,100
Orbital ATK, Inc.	44,200	0.3	3,784,404
Spirit AeroSystems Holdings, Inc., Class A *	63,000	0.2	3,322,620
Other Securities		10.7	151,264,792
		12.0	170,053,702
Commercial & Professional Supplies 5.0%
Copart, Inc. *	96,200	0.3	3,483,402
Other Securities		4.7	66,848,579
		5.0	70,331,981
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 3.2%
D.R. Horton, Inc.	132,300	0.3	3,894,912
Hanesbrands, Inc.	104,600	0.2	3,340,924
Harman International Industries, Inc.	32,300	0.2	3,551,708
Other Securities		2.5	35,154,128
		3.2	45,941,672
Consumer Services 4.5%
Service Corp. International	144,300	0.3	4,077,918
Weight Watchers International, Inc. *(a)	292,192	0.3	4,493,913
Other Securities		3.9	55,015,381
		4.5	63,587,212
Diversified Financials 3.8%
E*TRADE Financial Corp. *	126,500	0.3	3,606,515
SEI Investments Co.	68,300	0.2	3,539,306
TD Ameritrade Holding Corp.	96,900	0.2	3,340,143
Other Securities		3.1	43,464,646
		3.8	53,950,610
Energy 5.2%
McDermott International, Inc. *	784,600	0.2	3,617,006
Western Refining, Inc.	89,300	0.3	3,716,666
WPX Energy, Inc. *	531,100	0.3	3,643,346
Other Securities		4.4	62,674,689
		5.2	73,651,707
Food & Staples Retailing 0.9%
Other Securities		0.9	12,743,638
Food, Beverage & Tobacco 2.6%
Flowers Foods, Inc.	135,250	0.3	3,651,750
Fresh Del Monte Produce, Inc.	75,900	0.2	3,463,317
Universal Corp.	71,000	0.3	3,834,710
Other Securities		1.8	26,004,556
		2.6	36,954,333
Health Care Equipment & Services 4.6%
STERIS Corp. (a)	52,300	0.3	3,919,885
Other Securities		4.3	60,965,347
		4.6	64,885,232
Household & Personal Products 0.4%
Other Securities		0.4	5,379,904
Insurance 4.0%
Aspen Insurance Holdings Ltd.	73,200	0.2	3,558,252
CNO Financial Group, Inc.	200,500	0.3	3,851,605
Endurance Specialty Holdings Ltd.	67,696	0.3	4,273,648
Primerica, Inc.	73,800	0.2	3,515,094
StanCorp Financial Group, Inc.	34,200	0.3	3,923,424
Other Securities		2.7	38,204,156
		4.0	57,326,179
See financial notes    25

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 5.5%
Crown Holdings, Inc. *	71,800	0.3	3,808,272
Martin Marietta Materials, Inc.	22,200	0.2	3,444,330
Sealed Air Corp.	93,000	0.3	4,568,160
Other Securities		4.7	66,889,957
		5.5	78,710,719
Media 1.8%
Other Securities		1.8	26,137,793
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Other Securities		2.0	28,374,867
Real Estate 9.9%
Duke Realty Corp.	159,300	0.2	3,297,510
Jones Lang LaSalle, Inc.	21,900	0.3	3,650,949
Liberty Property Trust	100,300	0.3	3,412,206
Mack-Cali Realty Corp.	150,300	0.2	3,270,528
Piedmont Office Realty Trust, Inc., Class A	174,900	0.2	3,389,562
Rayonier, Inc.	148,400	0.2	3,361,260
Other Securities		8.5	120,176,901
		9.9	140,558,916
Retailing 5.3%
Group 1 Automotive, Inc.	39,100	0.3	3,399,745
Netflix, Inc. *	37,840	0.3	4,101,099
Other Securities		4.7	67,060,937
		5.3	74,561,781
Semiconductors & Semiconductor Equipment 3.0%
First Solar, Inc. *	62,200	0.3	3,549,754
Other Securities		2.7	38,558,884
		3.0	42,108,638
Software & Services 5.5%
Convergys Corp.	153,300	0.3	3,935,211
Science Applications International Corp.	72,400	0.2	3,320,264
VeriSign, Inc. *	52,900	0.3	4,263,740
Other Securities		4.7	65,853,378
		5.5	77,372,593
Technology Hardware & Equipment 4.9%
Other Securities		4.9	69,537,499
Telecommunication Services 1.2%
Other Securities		1.2	16,517,203
Transportation 3.1%
American Airlines Group, Inc.	73,100	0.2	3,378,682
SkyWest, Inc.	216,900	0.3	4,129,776
Southwest Airlines Co.	76,600	0.3	3,545,814
Other Securities		2.3	32,565,398
		3.1	43,619,670
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.2%
Piedmont Natural Gas Co., Inc.	64,800	0.3	3,713,688
Portland General Electric Co.	88,800	0.2	3,292,704
WGL Holdings, Inc.	55,400	0.2	3,447,542
Other Securities		3.5	49,065,649
		4.2	59,519,583
Total Common Stock
(Cost $1,209,007,594)			1,401,645,072

Rights 0.0% of net assets
Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	266,364
Total Rights
(Cost $266,857)			266,364

Other Investment Companies 3.6% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	7,676,787	0.6	7,676,787
Securities Lending Collateral 3.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	42,673,850	3.0	42,673,850
Total Other Investment Companies
(Cost $50,350,637)			50,350,637

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $1,266,175,700 and the unrealized appreciation and depreciation were $292,377,579 and ($106,291,206), respectively, with a net unrealized appreciation of $186,086,373.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $41,236,990.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
26    See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings continued
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	75	8,687,250	207,836

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,401,645,072	$—	$—	$1,401,645,072
Rights [1]	—	—	266,364	266,364
Other Investment Companies	50,350,637	—	—	50,350,637
Total	$1,451,995,709	$—	$266,364	$1,452,262,073
Other Financial Instruments
Futures Contracts[2]	$207,836	$—	$—	$207,836
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of Oct 31, 2015
Rights	$266,364	$—	$—	$—	$—	$—	$—	$266,364
Total	$266,364	$—	$—	$—	$—	$—	$—	$266,364
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    27

Schwab Fundamental US Small Company Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $1,216,951,238) including securities on loan of $41,236,990		$1,409,588,223
Collateral invested for securities on loan, at value (cost $42,673,850)	+	42,673,850
Total investments, at value (cost $1,259,625,088)		1,452,262,073
Foreign currency, at value (cost $34)		25
Deposit with broker for futures contracts		1,300,500
Receivables:
Investments sold		5,210,605
Fund shares sold		1,356,065
Dividends		859,179
Income from securities on loan		53,900
Prepaid expenses	+	18,573
Total assets		1,461,060,920
Liabilities
Collateral held for securities on loan		42,673,850
Payables:
Investments bought		1,527,321
Investment adviser and administrator fees		41,017
Shareholder service fees		22,015
Fund shares redeemed		779,807
Variation margin on futures contracts		19,500
Accrued expenses	+	429,851
Total liabilities		45,493,361
Net Assets
Total assets		1,461,060,920
Total liabilities	–	45,493,361
Net assets		$1,415,567,559
Net Assets by Source
Capital received from investors		1,153,062,058
Net investment income not yet distributed		14,165,949
Net realized capital gains		55,494,740
Net unrealized capital appreciation		192,844,812

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,415,567,559		110,396,474		$12.82

28    See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $9,283)		$22,374,808
Interest		71
Securities on loan	+	2,035,976
Total investment income		24,410,855
Expenses
Investment adviser and administrator fees		3,513,844
Shareholder service fees		1,267,369
Index fees		866,923
Transfer agent fees		88,583
Portfolio accounting fees		76,638
Registration fees		73,574
Shareholder reports		56,039
Custodian fees		50,538
Professional fees		45,766
Independent trustees' fees		13,537
Proxy fees		11,032
Interest expense		886
Other expenses	+	28,966
Total expenses		6,093,695
Expense reduction by CSIM and its affiliates	–	1,128,219
Net expenses	–	4,965,476
Net investment income		19,445,379
Realized and Unrealized Gains (Losses)
Net realized gains on investments		59,348,184
Net realized gains on futures contracts		1,393,488
Net realized losses on foreign currency transactions	+	(330)
Net realized gains		60,741,342
Net change in unrealized appreciation (depreciation) on investments		(72,608,133)
Net change in unrealized appreciation (depreciation) on futures contracts	+	143,874
Net change in unrealized appreciation (depreciation)	+	(72,464,259)
Net realized and unrealized losses		(11,722,917)
Increase in net assets resulting from operations		$7,722,462
See financial notes    29

Schwab Fundamental US Small Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$19,445,379	$12,487,752
Net realized gains		60,741,342	58,394,089
Net change in unrealized appreciation (depreciation)	+	(72,464,259)	37,889,684
Increase in net assets from operations		7,722,462	108,771,525
Distributions to Shareholders
Distributions from net investment income		(14,333,166)	(8,210,484)
Distributions from net realized gains	+	(60,933,871)	(37,238,379)
Total distributions		($75,267,037)	($45,448,863)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,068,787	$512,965,419	40,867,612	$529,827,506
Shares reinvested		3,422,676	44,597,473	1,787,741	22,900,966
Shares redeemed	+	(21,506,579)	(281,966,672)	(19,718,745)	(257,947,641)
Net transactions in fund shares		20,984,884	$275,596,220	22,936,608	$294,780,831
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		89,411,590	$1,207,515,914	66,474,982	$849,412,421
Total increase	+	20,984,884	208,051,645	22,936,608	358,103,493
End of period		110,396,474	$1,415,567,559	89,411,590	$1,207,515,914
Net investment income not yet distributed			$14,165,949		$9,628,136
30    See financial notes

Schwab Fundamental International Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$8.84	$9.05	$7.16	$7.26	$8.09
Income (loss) from investment operations:
Net investment income (loss)	0.25 [1]	0.30	0.23	0.22	0.23
Net realized and unrealized gains (losses)	(0.60)	(0.26)	1.87	(0.08) [2]	(0.85)
Total from investment operations	(0.35)	0.04	2.10	0.14	(0.62)
Less distributions:
Distributions from net investment income	(0.30)	(0.25)	(0.21)	(0.24)	(0.21)
Net asset value at end of period	$8.19	$8.84	$9.05	$7.16	$7.26
Total return	(4.07%)	0.39%	30.12%	2.24%	(7.88%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.34% [3]	0.31% [3]	0.35%
Gross operating expenses	0.46%	0.48%	0.52%	0.56%	0.57%
Net investment income (loss)	2.96%	3.52%	2.95%	3.58%	3.24%
Portfolio turnover rate	11%	8%	22%	61% [4]	35%
Net assets, end of period (x 1,000,000)	$1,173	$908	$646	$501	$372

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
4
Portfolio turnover would have been 37%, if rebalancing trades had not been included due to a change in the fund's index.
See financial notes    31

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	1,164,973,487	1,158,703,379
0.5%	Preferred Stock	6,784,733	5,910,863
0.0%	Rights	127,301	123,592
1.3%	Other Investment Company	15,802,505	15,802,505
0.1%	Short-Term Investment	864,326	864,326
100.7%	Total Investments	1,188,552,352	1,181,404,665
(0.7%)	Other Assets and Liabilities, Net		(8,321,923)
100.0%	Net Assets		1,173,082,742

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.8% of net assets
Australia 5.1%
BHP Billiton Ltd.	412,632	0.6	6,767,469
Commonwealth Bank of Australia	97,070	0.4	5,270,703
Wesfarmers Ltd.	160,979	0.4	4,501,665
Westpac Banking Corp.	209,446	0.4	4,665,202
Other Securities		3.3	38,961,971
		5.1	60,167,010
Austria 0.4%
Other Securities		0.4	4,271,572
Belgium 1.0%
Other Securities		1.0	11,579,594
Canada 6.3%
Royal Bank of Canada	84,744	0.4	4,845,755
Suncor Energy, Inc.	166,359	0.4	4,950,313
Other Securities		5.5	64,540,150
		6.3	74,336,218
Denmark 0.8%
Other Securities		0.8	9,039,585
Security	Number of Shares	% of Net Assets	Value ($)
Finland 1.0%
Other Securities		1.0	11,604,212
France 11.0%
AXA S.A.	179,728	0.4	4,796,601
BNP Paribas S.A.	117,634	0.6	7,128,290
Engie (c)	383,538	0.6	6,712,220
Orange S.A.	516,562	0.8	9,107,863
Sanofi	96,811	0.8	9,765,889
Total S.A.	466,331	1.9	22,551,216
Vivendi S.A.	202,701	0.4	4,876,339
Other Securities		5.5	64,273,922
		11.0	129,212,340
Germany 8.6%
Allianz SE - Reg'd	38,556	0.6	6,749,911
BASF SE	110,002	0.8	9,011,785
Bayer AG - Reg'd	44,027	0.5	5,870,358
Daimler AG - Reg'd	95,404	0.7	8,272,836
Deutsche Telekom AG - Reg'd	463,033	0.7	8,673,342
E.ON SE	669,128	0.6	7,058,734
Siemens AG - Reg'd	76,537	0.7	7,687,693
Other Securities		4.0	47,144,807
		8.6	100,469,466
Hong Kong 1.0%
Other Securities		1.0	11,634,785
Ireland 0.6%
Other Securities		0.6	6,714,913
Israel 0.4%
Other Securities		0.4	5,156,126
Italy 3.8%
Enel S.p.A.	1,550,674	0.6	7,150,679
Eni S.p.A.	718,833	1.0	11,738,720
Intesa Sanpaolo S.p.A.	1,356,796	0.4	4,720,368
UniCredit S.p.A.	841,112	0.5	5,431,115
Other Securities		1.3	15,279,666
		3.8	44,320,548
Japan 22.1%
Hitachi Ltd.	775,000	0.4	4,470,812
Honda Motor Co., Ltd.	203,400	0.6	6,728,561
Mitsubishi UFJ Financial Group, Inc.	814,834	0.4	5,269,963
Nippon Telegraph & Telephone Corp.	170,608	0.5	6,254,722
Toyota Motor Corp.	173,200	0.9	10,610,999
Other Securities		19.3	226,434,281
		22.1	259,769,338
Luxembourg 0.4%
Other Securities		0.4	4,228,439
32    See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 5.5%
Royal Dutch Shell plc, A Shares	884,646	2.0	23,173,671
Royal Dutch Shell plc, B Shares	550,217	1.2	14,407,369
Other Securities		2.3	26,443,011
		5.5	64,024,051
New Zealand 0.1%
Other Securities		0.1	1,540,499
Norway 0.9%
Statoil A.S.A.	331,631	0.4	5,360,569
Other Securities		0.5	5,394,623
		0.9	10,755,192
Portugal 0.3%
Other Securities		0.3	3,233,673
Singapore 0.8%
Other Securities		0.8	9,815,204
Spain 4.1%
Banco Bilbao Vizcaya Argentaria S.A.	621,803	0.4	5,349,751
Banco Santander S.A.	2,253,845	1.1	12,590,425
Iberdrola S.A.	663,854	0.4	4,734,035
Telefonica S.A.	879,734	1.0	11,606,629
Other Securities		1.2	14,450,838
		4.1	48,731,678
Sweden 2.2%
Other Securities		2.2	25,599,204
Switzerland 5.7%
Nestle S.A. - Reg'd	175,273	1.1	13,386,289
Novartis AG - Reg'd	109,357	0.9	9,906,503
Roche Holding AG	29,908	0.7	8,119,988
Other Securities		3.0	35,242,904
		5.7	66,655,684
United Kingdom 16.7%
AstraZeneca plc	124,668	0.7	7,945,402
Barclays plc	1,549,673	0.5	5,521,143
BG Group plc	277,130	0.4	4,378,243
BP plc	4,563,325	2.3	27,119,774
British American Tobacco plc	122,825	0.6	7,296,978
GlaxoSmithKline plc	433,663	0.8	9,352,249
HSBC Holdings plc	1,691,283	1.1	13,213,936
Rio Tinto plc	142,295	0.5	5,185,973
Tesco plc *	2,144,110	0.5	6,047,028
Vodafone Group plc	3,302,898	0.9	10,869,613
Other Securities		8.4	98,913,709
		16.7	195,844,048
Total Common Stock
(Cost $1,164,973,487)			1,158,703,379

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.5% of net assets
Germany 0.3%
Other Securities		0.3	3,868,926
Italy 0.2%
Other Securities		0.2	2,020,775
United Kingdom 0.0%
Other Securities		0.0	21,162
Total Preferred Stock
(Cost $6,784,733)			5,910,863

Rights 0.0% of net assets
Spain 0.0%
Banks 0.0%
Other Securities		0.0	123,592
Total Rights
(Cost $127,301)			123,592

Other Investment Company 1.3% of net assets
United States 1.3%
Securities Lending Collateral 1.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	15,802,505	1.3	15,802,505
Total Other Investment Company
(Cost $15,802,505)			15,802,505
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.1% of net assets
Time Deposit 0.1%
Other Securities		0.1	864,326
Total Short-Term Investment
(Cost $864,326)			864,326

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $1,207,067,986 unrealized appreciation and depreciation were $125,702,508 and ($151,365,829), respectively, with a net unrealized depreciation of ($25,663,321).
See financial notes    33

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings continued
At 10/31/15, the values of certain foreign securities held by the fund aggregating $1,075,278,647 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $14,961,672.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	52	4,568,460	9,419

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$647,157,248	$—	$647,157,248
Australia	699,236	59,467,774	—	60,167,010
Canada	74,336,218	—	—	74,336,218
Ireland	1,195,731	5,519,182	—	6,714,913
Israel	339,760	4,816,366	—	5,156,126
Netherlands	7,516,283	56,507,768	—	64,024,051
Portugal	661,029	2,572,644	—	3,233,673
Singapore	883,465	8,931,739	—	9,815,204
Sweden	820,431	24,778,773	—	25,599,204
Switzerland	1,353,498	65,302,186	—	66,655,684
United Kingdom	1,508,782	194,335,266	—	195,844,048
Preferred Stock[1]	—	5,889,701	—	5,889,701
United Kingdom	—	—	21,162	21,162
Rights [1]	123,592	—	—	123,592
Other Investment Company[1]	15,802,505	—	—	15,802,505
Short-Term Investments[1]	—	864,326	—	864,326
Total	$105,240,530	$1,076,142,973	$21,162	$1,181,404,665
Other Financial Instruments
Futures Contracts[2]	$9,419	$—	$—	$9,419
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
34    See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Preferred Stock
United Kingdom	$11,749	$—	$36	$21,165	($11,788)	$—	$—	$21,162
Total	$11,749	$—	$36	$21,165	($11,788)	$—	$—	$21,162
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($3).
The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $3,684,054 and $6,562,914 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended October 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
See financial notes    35

Schwab Fundamental International Large Company Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $1,172,749,847) including securities on loan of $14,961,672		$1,165,602,160
Collateral invested for securities on loan, at value (cost $15,802,505)	+	15,802,505
Total investments, at value (cost $1,188,552,352)		1,181,404,665
Foreign currency, at value (cost $135)		135
Deposit with broker for futures contracts		585,000
Receivables:
Investments sold		3,233,837
Dividends		2,506,321
Fund shares sold		1,264,812
Foreign tax reclaims		696,212
Income from securities on loan		61,381
Prepaid expenses	+	20,887
Total assets		1,189,773,250
Liabilities
Collateral held for securities on loan		15,802,505
Payables:
Investments bought		21,162
Investment adviser and administrator fees		26,835
Shareholder service fees		43,454
Fund shares redeemed		428,753
Variation margin on futures contracts		9,620
Accrued expenses	+	358,179
Total liabilities		16,690,508
Net Assets
Total assets		1,189,773,250
Total liabilities	–	16,690,508
Net assets		$1,173,082,742
Net Assets by Source
Capital received from investors		1,252,472,705
Net investment income not yet distributed		26,399,326
Net realized capital losses		(98,605,495)
Net unrealized capital depreciation		(7,183,794)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,173,082,742		143,307,149		$8.19

36    See financial notes

Schwab Fundamental International Large Company Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $3,272,862)		$33,723,550
Interest		1,687
Securities on loan	+	843,119
Total investment income		34,568,356
Expenses
Investment adviser and administrator fees		2,698,472
Shareholder service fees		846,149
Index fees		637,422
Custodian fees		232,030
Transfer agent fees		111,837
Portfolio accounting fees		97,809
Registration fees		61,514
Professional fees		50,205
Shareholder reports		30,892
Independent trustees' fees		11,787
Proxy fees		6,252
Interest expense		804
Other expenses	+	43,259
Total expenses		4,828,432
Expense reduction by CSIM and its affiliates	–	1,164,798
Net expenses	–	3,663,634
Net investment income		30,904,722
Realized and Unrealized Gains (Losses)
Net realized gains on investments		18,888,979
Net realized gains on futures contracts		343,298
Net realized losses on foreign currency transactions	+	(389,200)
Net realized gains		18,843,077
Net change in unrealized appreciation (depreciation) on investments		(94,743,405)
Net change in unrealized appreciation (depreciation) on futures contracts		(82,401)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	31,255
Net change in unrealized appreciation (depreciation)	+	(94,794,551)
Net realized and unrealized losses		(75,951,474)
Decrease in net assets resulting from operations		($45,046,752)
See financial notes    37

Schwab Fundamental International Large Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$30,904,722	$29,342,366
Net realized gains		18,843,077	19,760,200
Net change in unrealized appreciation (depreciation)	+	(94,794,551)	(59,586,078)
Decrease in net assets from operations		(45,046,752)	(10,483,512)
Distributions to Shareholders
Distributions from net investment income		($30,718,378)	($17,955,621)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		77,124,870	$646,716,280	49,079,319	$452,063,298
Shares reinvested		2,428,390	20,277,055	1,447,761	12,841,641
Shares redeemed	+	(38,940,325)	(326,201,774)	(19,204,938)	(174,204,252)
Net transactions in fund shares		40,612,935	$340,791,561	31,322,142	$290,700,687
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,694,214	$908,056,311	71,372,072	$645,794,757
Total increase	+	40,612,935	265,026,431	31,322,142	262,261,554
End of period		143,307,149	$1,173,082,742	102,694,214	$908,056,311
Net investment income not yet distributed			$26,398,915		$25,916,254
38    See financial notes

Schwab Fundamental International Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$11.15	$11.47	$9.13	$9.53	$9.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.22	0.22	0.21	0.24
Net realized and unrealized gains (losses)	0.12	(0.23)	2.42	0.03	(0.40)
Total from investment operations	0.34	(0.01)	2.64	0.24	(0.16)
Less distributions:
Distributions from net investment income	(0.19)	(0.31)	(0.30)	(0.25)	(0.27)
Distributions from net realized gains	(0.05)	—	—	(0.39)	—
Total distributions	(0.24)	(0.31)	(0.30)	(0.64)	(0.27)
Net asset value at end of period	$11.25	$11.15	$11.47	$9.13	$9.53
Total return	3.09%	(0.07%)	29.75%	3.13%	(1.76%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49%	0.49%	0.47% [2],[3]	0.46% [4],[5]	0.54%
Gross operating expenses	0.71%	0.80%	0.93%	0.92% [5]	0.99%
Net investment income (loss)	1.98%	1.87%	2.21%	2.42%	2.29%
Portfolio turnover rate	37%	41%	29%	89% [6]	63%
Net assets, end of period (x 1,000,000)	$427	$275	$150	$90	$93

1
Calculated based on the average shares outstanding during the period.
2
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
3
The ratio of net operating expenses would have been 0.52%, if voluntary waiver by CSIM had not been included.
4
The ratio of net operating expenses would have been 0.51%, if voluntary waiver by CSIM had not been included.
5
The net operating and gross operating expense ratios would have been 0.50% and 0.97%, respectively, if vendor payments had not been included.
6
Portfolio turnover would have been 48%, if rebalancing trades had not been included due to a change in the fund's index.
See financial notes    39

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	397,890,536	420,007,227
0.4%	Preferred Stock	1,652,774	1,786,493
0.0%	Rights	—	1,967
4.9%	Other Investment Companies	20,702,382	20,844,674
0.0%	Short-Term Investments	153,640	153,640
103.7%	Total Investments	420,399,332	442,794,001
(3.7%)	Other Assets and Liabilities, Net		(15,810,164)
100.0%	Net Assets		426,983,837

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.4% of net assets
Australia 5.3%
Fairfax Media Ltd.	1,074,649	0.1	718,742
Treasury Wine Estates Ltd.	153,674	0.2	769,147
Other Securities		5.0	21,349,154
		5.3	22,837,043
Austria 0.9%
Wienerberger AG	38,076	0.2	702,012
Other Securities		0.7	3,197,130
		0.9	3,899,142
Belgium 1.0%
Bekaert N.V.	27,493	0.2	815,452
Other Securities		0.8	3,567,980
		1.0	4,383,432
Canada 7.4%
Agnico-Eagle Mines Ltd.	25,696	0.2	726,311
Other Securities		7.2	30,840,301
		7.4	31,566,612
Security	Number of Shares	% of Net Assets	Value ($)
Denmark 1.5%
Other Securities		1.5	6,550,265
Finland 1.6%
Huhtamaki Oyj	20,523	0.2	724,038
Other Securities		1.4	6,181,819
		1.6	6,905,857
France 4.3%
SEB S.A.	7,060	0.2	717,053
UBISOFT Entertainment *	32,946	0.2	987,106
Other Securities		3.9	16,607,427
		4.3	18,311,586
Germany 3.3%
Telefonica Deutschland Holding AG	113,621	0.1	731,453
Other Securities		3.2	13,561,224
		3.3	14,292,677
Greece 0.0%
Other Securities		0.0	—
Hong Kong 2.3%
Other Securities		2.3	9,797,374
Ireland 0.7%
Other Securities		0.7	3,016,946
Israel 1.0%
Other Securities		1.0	4,357,643
Italy 2.7%
Banca Popolare Di Milano Scarl	761,437	0.2	714,468
Italcementi S.p.A.	75,183	0.2	835,018
Other Securities		2.3	10,067,346
		2.7	11,616,832
Japan 40.1%
Alps Electric Co., Ltd.	26,500	0.2	822,538
Autobacs Seven Co., Ltd.	44,100	0.2	773,319
Calsonic Kansei Corp.	98,000	0.2	781,028
Credit Saison Co., Ltd.	40,200	0.2	825,289
Fujikura Ltd.	156,000	0.2	801,827
Fukuoka Financial Group, Inc.	135,000	0.1	710,390
H2O Retailing Corp.	36,300	0.1	705,147
IT Holdings Corp.	37,700	0.2	931,978
Kikkoman Corp.	26,000	0.2	814,355
Koito Manufacturing Co., Ltd.	20,400	0.2	772,769
Kurita Water Industries Ltd.	33,900	0.2	765,489
Matsumotokiyoshi Holdings Co., Ltd.	18,700	0.2	800,663
Megmilk Snow Brand Co., Ltd.	40,700	0.2	845,750
Mitsubishi Gas Chemical Co., Inc.	137,000	0.2	763,827
Morinaga Milk Industry Co., Ltd.	180,000	0.2	816,883
NGK Insulators Ltd.	33,000	0.1	714,445
Nichirei Corp.	132,000	0.2	858,597
Nippon Building Fund, Inc.	150	0.1	712,391
Nomura Real Estate Holdings, Inc.	33,700	0.2	720,133
40    See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Otsuka Corp.	14,900	0.2	720,263
Ryohin Keikaku Co., Ltd.	3,600	0.2	722,869
Sankyu, Inc.	129,000	0.2	726,687
Sohgo Security Services Co., Ltd.	16,500	0.2	796,014
Toho Holdings Co., Ltd.	37,700	0.2	835,859
Toyota Boshoku Corp.	45,600	0.2	974,329
Other Securities		35.5	151,549,582
		40.1	171,262,421
Luxembourg 0.5%
Other Securities		0.5	2,266,533
Netherlands 2.2%
Koninklijke BAM Groep N.V *	183,125	0.2	1,008,568
SBM Offshore N.V. *	57,149	0.2	780,785
X5 Retail Group N.V. GDR - Reg'd *	33,904	0.2	700,725
Other Securities		1.6	6,751,238
		2.2	9,241,316
New Zealand 0.9%
Other Securities		0.9	3,746,218
Norway 1.1%
Other Securities		1.1	4,519,833
Portugal 0.4%
Other Securities		0.4	1,581,120
Singapore 1.6%
Other Securities		1.6	6,662,852
Spain 2.1%
Other Securities		2.1	8,769,311
Sweden 2.2%
Other Securities		2.2	9,239,279
Switzerland 2.8%
Galenica AG - Reg'd	557	0.2	815,947
Other Securities		2.6	11,054,112
		2.8	11,870,059
United Kingdom 12.5%
Cable & Wireless Communications plc	835,234	0.2	945,685
Debenhams plc	561,912	0.2	772,791
Greene King plc	71,383	0.2	883,081
Hiscox Ltd.	50,286	0.2	747,792
Lancashire Holdings Ltd.	72,067	0.2	789,472
National Express Group plc	159,282	0.2	735,173
Provident Financial plc	15,608	0.2	833,175
The British Land Co., plc	53,799	0.1	720,621
Other Securities		11.0	46,885,086
		12.5	53,312,876
Total Common Stock
(Cost $397,890,536)			420,007,227

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.4% of net assets
Germany 0.3%
Other Securities		0.3	1,159,328
Italy 0.0%
Other Securities		0.0	137,200
Spain 0.0%
Other Securities		0.0	211,715
Sweden 0.1%
Other Securities		0.1	278,250
Total Preferred Stock
(Cost $1,652,774)			1,786,493

Rights 0.0% of net assets
Australia 0.0%
Other Securities		0.0	1,965
Italy 0.0%
Other Securities		0.0	2
Total Rights
(Cost $—)			1,967

Other Investment Companies 4.9% of net assets
United States 4.9%
Equity Fund 0.9%
iShares MSCI EAFE Small Cap ETF	75,000	0.9	3,759,000
Securities Lending Collateral 4.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	17,085,674	4.0	17,085,674
		4.9	20,844,674
Total Other Investment Companies
(Cost $20,702,382)			20,844,674
See financial notes    41

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.0% of net assets
Time Deposit 0.0%
Other Securities		0.0	153,640
Total Short-Term Investments
(Cost $153,640)			153,640

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $427,751,941 and the unrealized appreciation and depreciation were $49,692,138 and ($34,650,078), respectively, with a net unrealized appreciation of $15,042,060.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $373,064,205 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,225,783.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $139,793 or 0.0% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $555,094 or 0.1% of net assets.
(e)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

42    See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$5,938,763	$—	$5,938,763
Australia	147,163	22,358,534	331,346	22,837,043
Austria	746,229	3,152,913	—	3,899,142
Belgium	286,781	4,096,651	—	4,383,432
Canada	31,446,440	120,172	—	31,566,612
Denmark	277,305	6,272,960	—	6,550,265
Finland	286,506	6,619,351	—	6,905,857
France	1,020,190	17,291,396	—	18,311,586
Germany	195,231	14,097,446	—	14,292,677
Greece	—	—	—	—
Hong Kong	63,345	9,734,029	—	9,797,374
Ireland	759,482	2,257,464	—	3,016,946
Italy	1,403,678	10,213,154	—	11,616,832
Japan	404,822	170,857,599	—	171,262,421
Luxembourg	866,072	1,400,461	—	2,266,533
Netherlands	1,753,867	7,487,449	—	9,241,316
New Zealand	107,278	3,638,940	—	3,746,218
Norway	275,269	4,244,564	—	4,519,833
Singapore	301,958	6,221,101	139,793	6,662,852
Spain	165,447	8,603,864	—	8,769,311
Sweden	214,086	9,025,193	—	9,239,279
Switzerland	621,606	11,248,453	—	11,870,059
United Kingdom	6,637,371	46,675,505	—	53,312,876
Preferred Stock[1]	—	1,508,243	—	1,508,243
Sweden	278,250	—	—	278,250
Rights [1]	—	—	1,967	1,967
Other Investment Companies
United States[1]	20,844,674	—	—	20,844,674
Short-Term Investments[1]	—	153,640	—	153,640
Total	$69,103,050	$373,217,845	$473,106	$442,794,001
[1]	As categorized in the complete schedule of portfolio holdings.
See financial notes    43

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock
Australia	$—	($93,624)	$94,886	$330,084	$—	$—	$—	$331,346
Republic of Korea	2,970	4,912	(2,970)	—	(4,912)	—	—	—
Singapore	—	—	(74,005)	95,389	—	118,409	—	139,793
Rights
Australia	—	—	1,965	—	—	—	—	1,965
Italy	—	—	2	—	—	—	—	2
Total	$2,970	($88,712)	$19,878	$425,473	($4,912)	$118,409	$—	$473,106
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($99,067).
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015. The transfers in the amount of $10,124,887 and $4,204,546 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.
44    See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $403,313,658) including securities on loan of $16,225,783		$425,708,327
Collateral invested for securities on loan, at value (cost $17,085,674)	+	17,085,674
Total investments, at value (cost $420,399,332)		442,794,001
Receivables:
Investments sold		884,102
Dividends		1,127,439
Fund shares sold		702,447
Foreign tax reclaims		100,844
Income from securities on loan		49,668
Prepaid expenses	+	9,779
Total assets		445,668,280
Liabilities
Collateral held for securities on loan		17,085,674
Payables:
Investment adviser and administrator fees		9,395
Shareholder service fees		4,456
Fund shares redeemed		939,961
Due to custodian		411,445
Accrued expenses	+	233,512
Total liabilities		18,684,443
Net Assets
Total assets		445,668,280
Total liabilities	–	18,684,443
Net assets		$426,983,837
Net Assets by Source
Capital received from investors		405,206,523
Net investment income not yet distributed		4,752,504
Net realized capital losses		(5,360,758)
Net unrealized capital appreciation		22,385,568

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$426,983,837		37,969,897		$11.25

See financial notes    45

Schwab Fundamental International Small Company Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $962,910)		$8,827,491
Interest		933
Securities on loan	+	356,806
Total investment income		9,185,230
Expenses
Investment adviser and administrator fees		1,483,944
Shareholder service fees		317,684
Index fees		316,516
Custodian fees		222,208
Portfolio accounting fees		91,374
Registration fees		47,446
Professional fees		46,783
Transfer agent fees		41,355
Shareholder reports		30,959
Independent trustees' fees		8,567
Proxy fees		4,131
Interest expense		1,586
Other expenses	+	26,175
Total expenses		2,638,728
Expense reduction by CSIM and its affiliates	–	815,033
Net expenses	–	1,823,695
Net investment income		7,361,535
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,314,784)
Net realized losses on futures contracts		(152,598)
Net realized losses on foreign currency transactions	+	(140,166)
Net realized losses		(3,607,548)
Net change in unrealized appreciation (depreciation) on investments		6,241,939
Net change in unrealized appreciation (depreciation) on futures contracts		(4,234)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	13,109
Net change in unrealized appreciation (depreciation)	+	6,250,814
Net realized and unrealized gains		2,643,266
Increase in net assets resulting from operations		$10,004,801
46    See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$7,361,535	$3,873,605
Net realized gains (losses)		(3,607,548)	4,363,595
Net change in unrealized appreciation (depreciation)	+	6,250,814	(12,459,728)
Increase (decrease) in net assets from operations		10,004,801	(4,222,528)
Distributions to Shareholders
Distributions from net investment income		(4,674,757)	(4,201,706)
Distributions from net realized gains	+	(1,212,255)	—
Total distributions		($5,887,012)	($4,201,706)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,683,419	$240,269,549	15,320,962	$176,589,635
Shares reinvested		378,138	4,049,856	238,640	2,675,147
Shares redeemed	+	(8,780,138)	(96,851,042)	(3,909,585)	(45,018,061)
Net transactions in fund shares		13,281,419	$147,468,363	11,650,017	$134,246,721
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,688,478	$275,397,685	13,038,461	$149,575,198
Total increase	+	13,281,419	151,586,152	11,650,017	125,822,487
End of period		37,969,897	$426,983,837	24,688,478	$275,397,685
Net investment income not yet distributed			$4,752,504		$1,960,947
See financial notes    47

Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$8.60	$9.24	$8.86	$9.17	$10.81
Income (loss) from investment operations:
Net investment income (loss)	0.20 [1]	0.20	0.19	0.25	0.24
Net realized and unrealized gains (losses)	(1.92)	(0.66)	0.43	(0.17)	(1.37)
Total from investment operations	(1.72)	(0.46)	0.62	0.08	(1.13)
Less distributions:
Distributions from net investment income	(0.21)	(0.18)	(0.24)	(0.22)	(0.15)
Distributions from net realized gains	—	—	—	(0.17)	(0.36)
Total distributions	(0.21)	(0.18)	(0.24)	(0.39)	(0.51)
Net asset value at end of period	$6.67	$8.60	$9.24	$8.86	$9.17
Total return	(20.28%)	(5.03%)	7.11%	1.18%	(10.99%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49%	0.49%	0.51% [2],[3]	0.56% [4]	0.61% [5]
Gross operating expenses	0.85%	0.85%	0.88%	0.91%	0.91%
Net investment income (loss)	2.61%	2.35%	2.22%	2.75%	2.51%
Portfolio turnover rate	27%	19%	22%	86% [6]	56%
Net assets, end of period (x 1,000,000)	$304	$346	$353	$314	$310

1
Calculated based on the average shares outstanding during the period.
2
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
3
The ratio of net operating expenses would have been 0.56%, if voluntary waiver by CSIM had not been included.
4
The ratio of net operating expenses would have been 0.60%, if voluntary waiver by CSIM had not been included.
5
The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
6
Portfolio turnover would have been 51%, if rebalancing trades had not been included due to a change in the fund's index.
48    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
90.6%	Common Stock	319,471,368	275,693,734
9.0%	Preferred Stock	51,687,794	27,393,065
0.0%	Short-Term Investments	7,265	7,265
99.6%	Total Investments	371,166,427	303,094,064
0.4%	Other Assets and Liabilities, Net		1,316,994
100.0%	Net Assets		304,411,058

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 90.6% of net assets
Brazil 5.9%
Ambev S.A.	387,350	0.6	1,916,679
Banco do Brasil S.A.	347,315	0.5	1,439,328
Petroleo Brasileiro S.A. *	1,605,758	1.3	3,900,742
Vale S.A.	668,976	1.0	2,958,225
Other Securities		2.5	7,741,975
		5.9	17,956,949
Chile 0.8%
Other Securities		0.8	2,451,841
China 16.4%
Bank of China Ltd., Class H	8,362,234	1.3	3,943,306
China Construction Bank Corp., Class H	8,825,960	2.1	6,396,667
China Mobile Ltd.	569,555	2.2	6,828,899
China Petroleum & Chemical Corp., Class H	7,043,400	1.7	5,077,193
CNOOC Ltd.	2,527,075	0.9	2,854,360
Industrial & Commercial Bank of China Ltd., Class H	8,699,172	1.8	5,517,929
PetroChina Co., Ltd., Class H	3,558,000	0.9	2,785,572
Other Securities		5.5	16,644,351
		16.4	50,048,277
Security	Number of Shares	% of Net Assets	Value ($)
Colombia 0.3%
Other Securities		0.3	962,497
Czech Republic 0.3%
Other Securities		0.3	866,376
Greece 0.6%
Other Securities		0.6	1,964,142
Hungary 0.6%
Other Securities		0.6	1,666,012
India 4.1%
Infosys Ltd.	93,222	0.5	1,618,211
Reliance Industries Ltd.	236,083	1.1	3,419,185
Other Securities		2.5	7,523,618
		4.1	12,561,014
Indonesia 1.2%
Other Securities		1.2	3,592,878
Malaysia 2.0%
Other Securities		2.0	5,935,432
Mexico 3.9%
America Movil S.A.B. de C.V., Series L	3,970,919	1.2	3,545,936
Wal-Mart de Mexico S.A.B. de C.V.	502,737	0.4	1,326,404
Other Securities		2.3	6,881,903
		3.9	11,754,243
Peru 0.1%
Other Securities		0.1	416,729
Philippines 0.2%
Other Securities		0.2	498,331
Poland 2.3%
Polski Koncern Naftowy Orlen S.A.	115,447	0.6	1,872,949
Other Securities		1.7	5,015,285
		2.3	6,888,234
Republic of Korea 18.7%
Hyundai Mobis Co., Ltd.	8,160	0.6	1,715,478
Hyundai Motor Co.	25,346	1.2	3,462,126
Kia Motors Corp.	52,740	0.9	2,574,350
Korea Electric Power Corp.	35,278	0.5	1,588,376
LG Chem Ltd.	7,060	0.6	1,876,839
LG Corp.	22,941	0.4	1,327,408
LG Electronics, Inc.	37,686	0.5	1,617,938
POSCO	20,296	1.1	3,263,817
Samsung Electronics Co., Ltd.	12,934	5.1	15,513,371
Shinhan Financial Group Co., Ltd.	50,181	0.6	1,915,170
SK Holdings Co., Ltd.	10,681	0.8	2,496,690
SK Innovation Co., Ltd. *	29,739	1.0	3,083,591
Other Securities		5.4	16,540,896
		18.7	56,976,050
See financial notes    49

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Russia 12.4%
Gazprom PAO	3,949,000	2.8	8,397,521
Gazprom PAO ADR	1,270,000	1.7	5,352,202
Lukoil PJSC *	118,799	1.4	4,317,426
Lukoil PJSC ADR	112,200	1.3	4,075,735
Surgutneftegas *	6,493,005	1.2	3,639,745
Tatneft ADR	68,600	0.7	2,115,522
Other Securities		3.3	9,920,219
		12.4	37,818,370
South Africa 6.1%
MTN Group Ltd.	230,145	0.8	2,620,111
Sasol Ltd.	121,404	1.3	3,889,986
Standard Bank Group Ltd.	140,359	0.5	1,458,348
Other Securities		3.5	10,575,269
		6.1	18,543,714
Taiwan 11.8%
Asustek Computer, Inc.	154,041	0.5	1,378,573
Chunghwa Telecom Co., Ltd.	529,906	0.5	1,623,558
Formosa Chemicals & Fibre Corp.	625,442	0.5	1,429,853
Formosa Plastics Corp.	566,732	0.4	1,315,178
Hon Hai Precision Industry Co., Ltd.	1,883,424	1.6	5,006,251
Taiwan Semiconductor Manufacturing Co., Ltd.	1,291,103	1.8	5,440,276
Other Securities		6.5	19,710,799
		11.8	35,904,488
Thailand 1.4%
PTT PCL	199,187	0.5	1,540,070
Other Securities		0.9	2,734,955
		1.4	4,275,025
Turkey 1.5%
Other Securities		1.5	4,613,132
Total Common Stock
(Cost $319,471,368)			275,693,734

Preferred Stock 9.0% of net assets
Brazil 6.2%
Banco Bradesco S.A.	388,242	0.7	2,115,078
Itau Unibanco Holding S.A.	508,469	1.1	3,492,172
Petroleo Brasileiro S.A. *	2,403,954	1.6	4,802,054
Vale S.A.	968,728	1.2	3,523,992
Other Securities		1.6	4,760,201
		6.2	18,693,497
Colombia 0.1%
Other Securities		0.1	373,089
Republic of Korea 1.2%
Samsung Electronics Co., Ltd.	2,227	0.8	2,326,056
Other Securities		0.4	1,340,906
		1.2	3,666,962
Security	Number of Shares	% of Net Assets	Value ($)
Russia 1.5%
AK Transneft OAO *	1,416	1.1	3,300,581
Other Securities		0.4	1,358,936
		1.5	4,659,517
Total Preferred Stock
(Cost $51,687,794)			27,393,065
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.0% of net assets
Time Deposit 0.0%
Other Securities		0.0	7,265
Total Short-Term Investments
(Cost $7,265)			7,265

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $389,017,805 and the unrealized appreciation and depreciation were $24,950,801 and ($110,874,542), respectively, with a net unrealized depreciation of ($85,923,741).
At 10/31/15, the values of certain foreign securities held by the fund aggregating $254,185,520 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg'd —	Registered
In additional to the above the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	20	843,700	(21,933)

50    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$93,033,753	$—	$93,033,753
Brazil	397,696	17,559,253	—	17,956,949
Chile	2,175,445	276,396	—	2,451,841
China	618,108	49,430,169	—	50,048,277
Colombia	962,497	—	—	962,497
Mexico	11,754,243	—	—	11,754,243
Peru	416,729	—	—	416,729
Republic of Korea	1,057,154	55,918,896	—	56,976,050
Russia	23,091,465	14,726,905	—	37,818,370
Thailand	3,395,336	879,689	—	4,275,025
Preferred Stock[1]	—	22,360,459	—	22,360,459
Colombia	373,089	—	—	373,089
Russia	4,659,517	—	—	4,659,517
Short-Term Investments[1]	—	7,265	—	7,265
Total	$48,901,279	$254,192,785	$—	$303,094,064
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($21,933)	$—	$—	($21,933)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock
Republic of Korea	$519,813	$—	$29,288	$—	($549,101)	$—	$—	$—
Total	$519,813	$—	$29,288	$—	($549,101)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $39,519,361 and $1,543,117 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended October 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
See financial notes    51

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $371,166,427)		$303,094,064
Foreign currency, at value (cost $260,317)		260,359
Deposit with broker for futures contracts		231,000
Receivables:
Investments sold		4,239,096
Fund shares sold		1,113,083
Dividends		146,317
Variation margin on futures contracts		2,400
Foreign tax reclaims		858
Prepaid expenses	+	9,147
Total assets		309,096,324
Liabilities
Payables:
Investment adviser and administrator fees		6,654
Shareholder service fees		3,221
Due to custodian		3,462,104
Fund shares redeemed		849,866
Foreign capital gains tax		182,926
Accrued expenses and other liabilities	+	180,495
Total liabilities		4,685,266
Net Assets
Total assets		309,096,324
Total liabilities	–	4,685,266
Net assets		$304,411,058
Net Assets by Source
Capital received from investors		412,082,250
Net investment income not yet distributed		7,562,010
Net realized capital losses		(46,932,835)
Net unrealized capital depreciation		(68,300,367)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$304,411,058		45,631,844		$6.67

52    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $1,422,388)		$10,691,964
Interest		3,663
Securities on loan	+	5,886
Total investment income		10,701,513
Expenses
Investment adviser and administrator fees		1,726,439
Shareholder service fees		261,234
Custodian fees		366,325
Index fees		297,974
Portfolio accounting fees		74,499
Professional fees		61,141
Transfer agent fees		57,808
Registration fees		31,166
Shareholder reports		23,916
Independent trustees' fees		8,522
Proxy fees		4,927
Interest expense		2,407
Other expenses	+	35,419
Total expenses		2,951,777
Expense reduction by CSIM and its affiliates	–	1,252,779
Net expenses	–	1,698,998
Net investment income		9,002,515
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $2,489)		(23,789,062)
Net realized losses on futures contracts		(32,504)
Net realized losses on foreign currency transactions	+	(271,106)
Net realized losses		(24,092,672)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gain tax of ($124,947))		(57,695,335)
Net change in unrealized appreciation (depreciation) on futures contracts		(78,857)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(14,001)
Net change in unrealized appreciation (depreciation)	+	(57,788,193)
Net realized and unrealized losses		(81,880,865)
Decrease in net assets resulting from operations		($72,878,350)
See financial notes    53

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$9,002,515	$8,456,428
Net realized losses		(24,092,672)	(8,043,893)
Net change in unrealized appreciation (depreciation)	+	(57,788,193)	(20,621,161)
Decrease in net assets from operations		(72,878,350)	(20,208,626)
Distributions to Shareholders
Distributions from net investment income		($8,501,798)	($7,207,709)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,202,624	$207,886,222	17,844,818	$157,305,857
Shares reinvested		686,509	5,279,258	517,807	4,510,103
Shares redeemed	+	(23,465,190)	(172,997,984)	(16,378,090)	(141,770,574)
Net transactions in fund shares		5,423,943	$40,167,496	1,984,535	$20,045,386
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,207,901	$345,623,710	38,223,366	$352,994,659
Total increase or decrease	+	5,423,943	(41,212,652)	1,984,535	(7,370,949)
End of period		45,631,844	$304,411,058	40,207,901	$345,623,710
Net investment income not yet distributed			$7,562,010		$7,079,065
54    See financial notes

Schwab Fundamental Index Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Large-Cap Growth Fund™
Schwab Fundamental US Large Company Index Fund	Schwab Small-Cap Equity Fund™
Schwab Fundamental US Small Company Index Fund	Schwab Hedged Equity Fund™
Schwab Fundamental International Large Company Index Fund	Schwab Financial Services Fund™
Schwab Fundamental International Small Company Index Fund	Schwab Health Care Fund™
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab ® International Core Equity Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2010 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2015 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Fund
Schwab International Index Fund®	Schwab Target 2030 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2035 Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2040 Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2045 Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2055 Fund
Laudus International MarketMasters Fund™	Schwab ® Monthly Income Fund - Moderate Payout
Schwab Balanced Fund™	Schwab ® Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2015 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents were approximately 15% of gross lending revenues through October 2, 2015. For the subsequent period through November 30, 2015, the total costs and expenses to be
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
paid to the unaffiliated lending agents range from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
The value of the securities on loan and the related collateral as of October 31, 2015, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
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Financial Notes (continued)
3. Risk Factors (continued):
A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.
Large-Cap Risk. Although certain indices encompass stocks from many different sectors of the economy, their performance may primarily reflect that of large company stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments—bonds or small company stocks, for instance—a fund’s performance also will lag those investments.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap stocks, for instance—a fund’s performance also will lag those investments.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are depositary receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investments in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
ETF Risk. A fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio securities.
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Financial Notes (continued)
3. Risk Factors (continued):
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.35%	0.35%	0.35%	0.49%	0.49%
CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees, as disclosed in each fund's Statement of Operations as Index fees.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:
Fund	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Dividends Received 11/01/14 to 10/31/15
Schwab Fundamental US Large Company Index Fund	106,515	—	(25,300)	81,215	$2,478,682	$286,540	$23,440
Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of October 31, 2015, as applicable:
	Underlying Funds
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	1.6%	3.1%	3.0%	6.8%	8.6%
Schwab MarketTrack Growth Portfolio	1.8%	3.0%	2.5%	5.6%	6.9%
Schwab MarketTrack Balanced Portfolio	0.9%	1.6%	1.3%	3.0%	3.5%
Schwab MarketTrack Conservative Portfolio	0.3%	0.5%	0.4%	0.9%	0.9%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab Fundamental US Large Company Index Fund	$81,527,415
Schwab Fundamental US Small Company Index Fund	97,524,052
Schwab Fundamental International Large Company Index Fund	49,198,213
Schwab Fundamental International Small Company Index Fund	3,940,892
Schwab Fundamental Emerging Markets Large Company Index Fund	237,771
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
During the period prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at October 31, 2015 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2015, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Fundamental US Large Company Index Fund	$35,425,556	344
Schwab Fundamental US Small Company Index Fund	11,869,767	99
Schwab Fundamental International Large Company Index Fund	5,442,130	61
Schwab Fundamental International Small Company Index Fund	202,652	2
Schwab Fundamental Emerging Markets Large Company Index Fund	2,702,208	60
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Financial Notes (continued)
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Fundamental US Large Company Index Fund	$1,053,552,492	$561,940,314
Schwab Fundamental US Small Company Index Fund	672,364,348	435,495,839
Schwab Fundamental International Large Company Index Fund	451,025,308	113,442,590
Schwab Fundamental International Small Company Index Fund	283,899,807	134,461,859
Schwab Fundamental Emerging Markets Large Company Index Fund	133,311,878	91,355,469
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
Schwab Fundamental US Large Company Index Fund	$81,788	$78,706
Schwab Fundamental US Small Company Index Fund	11,606	9,756
Schwab Fundamental International Large Company Index Fund	22,524	16,541
Schwab Fundamental International Small Company Index Fund	6,552	5,415
Schwab Fundamental Emerging Markets Large Company Index Fund	13,706	10,683
10. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Undistributed ordinary income	$150,429,425	$15,160,432	$28,080,360	$7,691,004	$8,199,487
Undistributed long-term capital gains	82,196,120	61,258,704	—	—	—
Unrealized appreciation on investments	1,136,802,288	292,377,579	125,702,508	49,692,138	24,950,801
Unrealized depreciation on investments	(206,084,200)	(106,291,206)	(151,365,829)	(34,650,078)	(110,874,542)
Other unrealized appreciation (depreciation)	—	(8)	(46,484)	(9,101)	(204,885)
Net unrealized appreciation (depreciation)	$930,718,088	$186,086,365	($25,709,805)	$15,032,959	($86,128,626)
The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non-taxable dividends and futures mark to market.
64

Schwab Fundamental Index Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
October 31, 2016	$—	$—	$2,034,097	$—	$—
October 31, 2017	—	—	58,777,944	—	—
October 31, 2018	—	—	20,948,477	—	—
No expiration*	—	—	—	946,649	29,742,049
Total	$—	$—	$81,760,518	$946,649	$29,742,049
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For the year ended October 31, 2015, the funds had capital loss carryforwards utilized as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Capital loss carryforwards utilized	$—	$—	$19,043,379	$—	$—
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Current period distributions
Ordinary income	$138,919,379	$28,684,248	$30,718,378	$4,676,828	$8,501,798
Long-term capital gains	52,162,182	46,582,789	—	1,210,184	—
Return of capital	—	—	—	—	—
Prior period distributions
Ordinary income	$47,960,089	$24,624,349	$17,955,621	$4,201,706	$7,207,709
Long-term capital gains	—	20,824,514	—	—	—
Return of capital	—	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
65

Schwab Fundamental Index Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
Permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the funds made the following reclassifications:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Capital shares	$—	($15)	$—	$—	$—
Undistributed net investment income	(107,856)	(574,400)	296,728	104,779	(17,772)
Net realized capital gains (losses)	107,856	574,415	(296,728)	(104,779)	17,772
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Other:
As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact a fund's investment in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.
In addition, as index based products, the funds will generally maintain exposure to Russian securities to the extent the indexes which they track include such securities. For this reason, the sanction instituted against Russia, and any continued disruption of the Russian economy, could negatively impact a fund’s performance to the extent its index and its portfolio contain securities of Russian issuers, and, depending on the fund’s exposure to Russian issuers, the impact could be significant.
12. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
66

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) at October 31, 2015, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015
67

Other Federal Tax Information (unaudited)
The funds elect to pass through under section 853 of the Internal Revenue Code foreign tax credit to its shareholders for the year ended October 31, 2015, and the respective foreign source income on the funds as follows.
	Foreign Tax Credit	Foreign Source Income
Schwab Fundamental US Large Company Index Fund	$—	$—
Schwab Fundamental US Small Company Index Fund	—	—
Schwab Fundamental International Large Company Index Fund	2,514,557	36,982,973
Schwab Fundamental International Small Company Index Fund	855,760	9,640,826
Schwab Fundamental Emerging Markets Large Company Index Fund	1,422,090	12,114,297
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction:
Percentage
Schwab Fundamental US Large Company Index Fund	60.31
Schwab Fundamental US Small Company Index Fund	45.98
Schwab Fundamental International Large Company Index Fund	—
Schwab Fundamental International Small Company Index Fund	—
Schwab Fundamental Emerging Markets Large Company Index Fund	—
For the fiscal year ended October 31, 2015, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Schwab Fundamental US Large Company Index Fund	$85,928,423
Schwab Fundamental US Small Company Index Fund	13,908,226
Schwab Fundamental International Large Company Index Fund	32,151,862
Schwab Fundamental International Small Company Index Fund	4,448,186
Schwab Fundamental Emerging Markets Large Company Index Fund	7,006,779
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2015:
Schwab Fundamental US Large Company Index Fund	$52,162,182
Schwab Fundamental US Small Company Index Fund	46,582,789
Schwab Fundamental International Large Company Index Fund	—
Schwab Fundamental International Small Company Index Fund	1,210,184
Schwab Fundamental Emerging Markets Large Company Index Fund	—
68

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreement) with respect to the existing funds in the Trust, including Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
69

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Although Schwab Fundamental Emerging Markets Large Company Index Fund had performance that lagged that of a relevant peer group for certain (although not all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect Schwab Fundamental Emerging Markets Large Company Index Fund, including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with Schwab Fundamental Emerging Markets Large Company Index Fund’s investment objective and policies and that CSIM had taken steps designed to help improve performance. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
70

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust prior to January 1, 2016, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
71

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

72

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
73

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE RAFI Developed ex-US 1000 Index  An index that is designed to track the performance of the largest listed companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI Developed ex-US Mid Small 1500 Index  An index that is designed to track the performance of small and mid capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI Emerging Index  An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI US 1000 Index  An index that is designed to track the performance of the largest listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI US Mid Small 1500 Index  An index that is designed to track the performance of small and medium-sized listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
Fundamental Developed ex-U.S. Large Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-U.S. Large Company Index (Net) from October 19, 2012 forward.
Fundamental Developed ex-U.S. Small Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI Developed ex-US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-US Small Company Index (Net) from October 19, 2012 forward.
Fundamental Emerging Markets Large Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI Emerging Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Emerging Markets Large Company Index (Net) from October 19, 2012 forward.
Fundamental U.S. Large Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Large Company Index from October 19, 2012 forward.
Fundamental U.S. Small Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Small Company Index from October 19, 2012 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
74

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Russell Fundamental Developed ex-U.S. Large Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Developed ex-U.S. Small Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index.
The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Emerging Markets Large Company Index  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell Fundamental U.S. Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Fundamental U.S. Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
75

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Schwab Funds® direct investors:    1-800-407-0256
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76

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR39592-08
00156964

Annual report dated October 31, 2015, enclosed.
Command Performance™

Laudus MarketMasters Funds™
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Annual Report
October 31, 2015
Command Performance™

Laudus MarketMasters Funds™
Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading investment managers with CSIM’s overall supervision.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Laudus Small-Cap MarketMasters Fund
Investor Shares (Ticker Symbol: SWOSX)	-1.18%
Select Shares® (Ticker Symbol: SWMSX)	-0.99%
Russell 2000® Index	0.34%
Fund Category: Morningstar Small Growth	1.52%
Performance Details	pages 6-7

Laudus International MarketMasters Fund
Investor Shares[1] (Ticker Symbol: SWOIX)	0.39%
Select Shares®[1] (Ticker Symbol: SWMIX)	0.52% [2]
MSCI EAFE® Index (Net)[3]	-0.07%
Fund Category: Morningstar Foreign Large Growth	0.96%
Performance Details	pages 8-10

Minimum Initial Investment[4]
Investor Shares	$ 100
Select Shares®	$50,000
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
Small-company stocks are subject to greater volatility than other asset categories.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Please see the funds' prospectus for further detail and eligibility requirements.
2Laudus MarketMasters Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. Our Laudus MarketMasters Funds combine strategies from leading investment managers into single funds, with each providing diversification across multiple investment styles. CSIM provides ongoing monitoring of the investment managers, who are evaluated based on portfolio characteristics, investment style and consistency, discipline, and risk measures.
For the 12-month reporting period ended October 31, 2015, the funds generated returns that reflected a flat to slightly negative performance by U.S. small-cap stocks and broad international equity indexes. Despite market volatility later in the period which was stimulated by concerns about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. Large-cap stocks outperformed small-cap stocks, while growth-oriented stocks generally outperformed value-oriented stocks. Reflecting these conditions, the small-cap Russell 2000 Index returned approximately 0.3% for the 12-month reporting period.
Outside the U.S., turbulence in Greece, China, Brazil, and select emerging markets translated into challenges for international equities, reducing returns. In addition, lackluster global economic growth weighed on international markets, bringing about aggressive stimulus policies by several central banks across the globe. This caused many foreign currencies to depreciate versus the
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Laudus MarketMasters Funds3

From the President continued

For the 12-month reporting period ended October 31, 2015, the funds generated returns that reflected a flat to slightly negative performance by U.S. small-cap stocks and broad international equity indexes.

U.S. dollar, thereby reducing returns on overseas investments in U.S. dollar terms. As a result, the MSCI EAFE Index (Net), which broadly represents the performance of international stocks, returned -0.1%.1
For more information about the Laudus MarketMasters Funds, please continue reading this report. In addition, you can find out more details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
4Laudus MarketMasters Funds

Fund Management
Omar Aguilar, Ph.D. Senior Vice President and Chief Investment Officer of Equities, has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2011, Mr. Aguilar was with Financial Engines, where he was responsible for managing assets from leading retirement plan sponsors in the defined contribution market. Prior to joining Financial Engines in 2009, Mr. Aguilar was the head of quantitative equity for ING Investment Management, where he was responsible for building and developing the firm’s quantitative equity group. He joined ING in 2004 from Lehman Brothers, where he served as the head of quantitative research for its alternative investment management business. Prior to that, he was a director of quantitative research and portfolio manager with Merrill Lynch Investment Management and Bankers Trust.
Laudus MarketMasters Funds5

Laudus Small-Cap MarketMasters Fund
The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, Inc. (CSIM)—the funds’ investment adviser—selects investment sub-advisers with strong long-term track records to manage a portion of each fund’s assets. In addition to selecting investment sub-advisers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages its respective portfolio relative to a comparative index that reflects its individual process and philosophy. The sub-adviser indexes may differ from a fund’s comparative index.
Market Highlights. U.S. small-cap stocks significantly underperformed large-cap stocks for the reporting period, with small-cap growth stocks outperforming small-cap value. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Among the index’s market sectors, the Information Technology and Health Care sectors were the strongest performers for the reporting period. The Energy sector was the weakest by a large margin, down more than 43%. Materials and Industrials also posted negative returns for the period.
Performance. For the 12-month reporting period ended October 31, 2015, Investor Shares of the Laudus Small-Cap MarketMasters Fund (the fund) returned -1.18%. The fund’s comparative index, the Russell 2000 Index (the index), returned 0.34%.
Positioning and Strategies. Over the 12-month reporting period, the fund’s growth exposures were the primary detractor from relative performance. The impact of manager selection was mixed, with one of the fund’s two active sub-advisers outperforming its comparative index and the other underperforming.
BMO Asset Management Corp., a growth-oriented manager that uses a bottom-up fundamental approach to identify stocks exhibiting strong and improving growth characteristics, posted a negative return for the reporting period and underperformed its comparative index, detracting from the fund’s relative performance. BMO’s overweight of the Energy sector was a key detractor from the fund’s total return as well as its performance relative to the index, although negative performance of BMO’s Energy stocks also detracted. BMO’s underperformance in the Financials and Information Technology sectors also dampened relative performance. BMO’s effective stock selection among Health Care companies, however, along with a strategic underweight to the sector, helped mitigate some of the downside.
Strong performance by Wellington Management Company LLP contributed both to the fund’s total return and its performance relative to the index. With its value orientation, Wellington’s performance was notable given the general underperformance of value compared to growth for the period; whereas Wellington’s comparative index, the Russell 2000 Value Index, returned -2.88% for the 12-month period, Wellington returned 5.83%. Wellington’s stock selection was effective across multiple sectors, most notably in the Energy sector, the weakest sector for the period. Wellington’s Energy holdings, although down more than 9%, outperformed those of the index by roughly 35%. Wellington’s stock selection also contributed to relative performance in the Industrials and Materials sectors, despite posting negative returns. Its stock selection in the Health Care and Financials sectors boosted both total return and relative performance. Several of Wellington’s sector allocations, however, detracted from its relative performance, most notably its significant underweight of the Financials sector and significant overweight to the Industrials sector as compared to the index.
Mellon Capital Management Corp. seeks to track the performance of the Fund’s index, employing a strategic trading approach to minimize transaction costs and preserve value. For the reporting period, the fund’s allocation to Mellon performed in line with this objective, slightly outperforming its comparative index.
As of 10/31/15:
Statistics
Number of Holdings	1,878
Weighted Average Market Cap (millions)	$2,147
Price/Earnings Ratio (P/E)	55.4
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	51%
Sector Weightings % of Investments
Industrials	20.1%
Information Technology	16.4%
Financials	15.4%
Health Care	14.1%
Consumer Discretionary	10.9%
Energy	6.0%
Materials	2.6%
Telecommunication Services	2.2%
Utilities	2.1%
Consumer Staples	1.8%
Other	8.4%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
iShares Russell Mid-Cap ETF	3.0%
inContact, Inc.	1.7%
The Rubicon Project, Inc.	1.4%
Mueller Industries, Inc.	1.3%
Webster Financial Corp.	1.3%
Belden, Inc.	1.2%
G&K Services, Inc., Class A	1.2%
InterOil Corp.	1.1%
Albany International Corp., Class A	1.0%
Summit Hotel Properties, Inc.	1.0%
Total	14.2%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	This list is not a recommendation of any security by the investment adviser.
6Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund
Performance and Fund Facts as of 10/31/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment (Investor Shares)1

October 31, 2005 – October 31, 2015
Performance of Hypothetical
$50,000 Investment (Select Shares)1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Investor Shares (9/16/97)	-1.18%	9.10%	5.75%
Select Shares® (6/9/04)	-0.99%	9.29%	5.92%
Russell 2000® Index	0.34%	12.06%	7.47%
Fund Category: Morningstar Small Growth	1.52%	12.11%	7.86%
Fund Expense Ratios3: Investor Shares: Net 1.35%; Gross 1.56% / Select Shares: Net 1.20%; Gross 1.51%

Investment Managers and Allocations4
Investment Managers	Investment Style	% of Net Assets
Wellington Management Company LLP	Small-Cap Value	47.6%
BMO Asset Management Corp.	Small-Cap Growth	39.6%
Mellon Capital Management Corp.	Small-Cap Blend	8.0%
Cash & other assets	—	4.8%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	For more information about each of the investment manager's investment styles, refer to the fund's prospectus.
Laudus MarketMasters Funds7

Laudus International MarketMasters Fund
The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, Inc. (CSIM)—the funds’ investment adviser—selects investment sub-advisers with strong long-term track records to manage a portion of each fund’s assets. In addition to selecting investment sub-advisers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages its respective portfolio relative to a comparative index that reflects its individual process and philosophy. The sub-adviser indexes may differ from a fund’s comparative index.
Market Highlights. Slowing growth in China, along with declining energy and metals prices, weighed on global markets over the 12-month reporting period. Stocks in developed international markets produced just slightly negative overall returns, with the MSCI EAFE Index (Net) returning -0.1%. Emerging markets were particularly hard hit over the period, with the MSCI Emerging Markets Index (Net) falling 14.5%. The U.S. dollar remained strong as compared to many foreign currencies, generally reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month period ended October 31, 2015, Investor Shares of the Laudus International MarketMasters Fund (the fund) returned 0.39%, outperforming its comparative index, the MSCI EAFE Index (Net) (the index), which returned -0.07%.
Positioning and Strategies. Over the 12-month reporting period, the fund’s growth allocations generally enhanced relative performance, while its value allocations generally detracted. The fund’s manager selection added value due to strong performance of two of the fund’s four active sub-advisers.
The fund’s allocation to American Century Investment Management, Inc. positively contributed to both total return and its performance relative to the index. Among the fund’s four active sub-advisers, American Century posted the strongest absolute return and outperformed its small/mid-cap growth comparative index. Its stock selection contributed most significantly, primarily within the Consumer Discretionary and Industrials sectors, but also notably among Financials and Information Technology stocks. Although American Century’s positions in the Energy sector detracted from total return, its underweight to the sector boosted its relative performance, as did its overweight to the Consumer Discretionary sector. Geographically, American Century’s strongest relative contributions came from Germany and Japan, with the weakest from China and Ireland.
The fund’s allocation to Harris Associates L.P. also contributed to the fund’s total and relative performance for the period, as Harris posted a positive return and outperformed its large-cap value comparative index. Harris’s sector allocations contributed the most to relative performance, particularly its significant overweight of Consumer Discretionary stocks and its avoidance altogether of the Energy sector—the period’s weakest sector. Its stock selection also contributed, most notably within the Financials and Industrials sectors. Harris’s stock selection in the Materials sector, however, detracted from relative performance, as did its lack of exposure to the Telecommunications Services sector and its significant underweight to the Health Care sector. From a geographical standpoint, Harris’s strongest relative contributions came from Germany and France; its weakest from Japan and Hong Kong.
The fund’s allocation to Mondrian Investment Partners Limited detracted from both total return and relative performance, as Mondrian underperformed its small-cap value comparative index. Although Mondrian’s stock selection was strong within several sectors, its sector allocations dampened relative returns. Mondrian’s performance within the Consumer Staples and Materials sectors was notable, contributing to both absolute and relative performance. However, its positions in the Financials sector detracted from relative performance, as did its significant underweight of the sector. An overweight to the Industrials sector also dampened relative performance. From a geographic standpoint, Mondrian’s strongest relative contribution came from Canada and Denmark; its weakest from the United Kingdom and Singapore.
William Blair Investment Management, LLC, with its large-cap growth focus, posted a negative return for the period and underperformed its comparative index, detracting from both total return and relative performance. Although William Blair’s stock selection contributed within multiple sectors—most notably within Financials and Consumer Discretionary, its sector allocations detracted from relative performance, particularly due to its overweights of Financials and Energy and underweight to Consumer Staples. From a geographic standpoint, William Blair’s strongest contribution to relative performance came from Australia and Canada; its weakest from the Spain and the Netherlands.
Mellon Capital Management Corp. seeks to track the performance of the Fund’s index, employing a strategic trading approach to minimize transaction costs and preserve value. For the reporting period, the fund’s allocation to Mellon performed in line with this objective but slightly underperformed its comparative index.
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
8Laudus MarketMasters Funds

Laudus International MarketMasters Fund
Performance and Fund Facts as of 10/31/15

As of 10/31/15:

Country Weightings % of Investments
United Kingdom	17.3%
Japan	17.0%
Germany	9.2%
France	9.0%
Switzerland	6.6%
Canada	4.3%
United States	4.1%
China	3.9%
Australia	3.8%
Italy	3.5%
Sweden	2.8%
Singapore	2.5%
Other Countries	16.0%
Total	100.0%

Statistics
Number of Holdings	1,168
Weighted Average Market Cap (millions)	$25,665
Price/Earnings Ratio (P/E)	19.5
Price/Book Ratio (P/B)	0.3
Portfolio Turnover Rate	72%
Sector Weightings % of Investments
Consumer Discretionary	21.0%
Financials	20.4%
Industrials	19.8%
Information Technology	10.1%
Materials	6.6%
Consumer Staples	6.2%
Health Care	6.0%
Energy	2.3%
Telecommunication Services	1.8%
Utilities	1.7%
Other	4.1%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Credit Suisse Group AG – Reg'd	1.0%
Samsung Electronics Co., Ltd.	1.0%
Allianz SE – Reg'd	1.0%
Chr. Hansen Holding A/S	0.9%
BNP Paribas S.A.	0.9%
Bayerische Motoren Werke AG	0.9%
Honda Motor Co., Ltd.	0.9%
Toyota Motor Corp.	0.9%
Daimler AG – Reg'd	0.9%
Rubis S.C.A.	0.9%
Total	9.3%

Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	This list is not a recommendation of any security by the investment adviser.
Laudus MarketMasters Funds9

Laudus International MarketMasters Fund
Performance and Fund Facts as of 10/31/15 continued
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment (Investor Shares)1

October 31, 2005 – October 31, 2015
Performance of Hypothetical
$50,000 Investment (Select Shares)1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Investor Shares (10/16/96)	0.39%	5.84%	6.39%
Select Shares® (4/2/04)	0.52% [3]	5.99%	6.55%
MSCI EAFE® Index (Net)[4]	-0.07%	4.81%	4.05%
MSCI EAFE® Index (Gross)	0.37%	5.28%	4.53%
Fund Category: Morningstar Foreign Large Growth	0.96%	4.94%	4.88%
Fund Expense Ratios5: Investor Shares: Net 1.40%; Gross 1.59% / Select Shares: Net 1.25%; Gross 1.47%

Investment Managers and Allocations6
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	International Small-Cap Growth	25.9%
Harris Associates L.P.	International Large-Cap Value	24.5%
William Blair Investment Management, LLC	International Multi-Cap Growth	21.5%
Mondrian Investment Partners Limited	International Small-Cap Value	20.0%
Mellon Capital Management Corp.	International Blend	5.3%
Cash & other assets	—	2.8%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	For more information about each of the investment manager's investment styles, refer to the fund's prospectus.
10Laudus MarketMasters Funds

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Laudus Small-Cap MarketMasters Fund
Investor Shares
Actual Return	1.35%	$1,000.00	$ 934.50	$ 6.58
Hypothetical 5% Return	1.35%	$1,000.00	$1,018.39	$ 6.87
Select Shares
Actual Return	1.20%	$1,000.00	$ 935.60	$ 5.85
Hypothetical 5% Return	1.20%	$1,000.00	$ 1,019.15	$ 6.11
Laudus International MarketMasters Fund
Investor Shares
Actual Return	1.40%	$1,000.00	$ 945.50	$ 6.87
Hypothetical 5% Return	1.40%	$1,000.00	$ 1,018.14	$ 7.12
Select Shares
Actual Return	1.25%	$1,000.00	$ 946.20	$ 6.13
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.90	$6.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
Laudus MarketMasters Funds11

Laudus Small-Cap MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$18.02	$17.28	$13.14	$11.99	$11.52
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	(0.05)	(0.02)	(0.10)	(0.09)
Net realized and unrealized gains (losses)	(0.17) [2]	0.79	4.16	1.25	0.56
Total from investment operations	(0.22)	0.74	4.14	1.15	0.47
Less distributions:
Distributions from net investment income	(0.03)	—	—	—	—
Distributions from net realized gains	(0.35)	—	—	—	—
Total distributions	(0.38)	—	—	—	—
Net asset value at end of period	$17.42	$18.02	$17.28	$13.14	$11.99
Total return	(1.18%)	4.28%	31.51%	9.59%	4.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.35%	1.35%	1.35%	1.42% [3]	1.46%
Gross operating expenses	1.55%	1.56%	1.59%	1.59%	1.51%
Net investment income (loss)	(0.26%)	(0.26%)	(0.16%)	(0.79%)	(0.70%)
Portfolio turnover rate	51%	79%	97%	144%	95%
Net assets, end of period (x 1,000,000)	$62	$70	$76	$65	$62

Select Shares	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$18.33	$17.56	$13.33	$12.14	$11.64
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.02)	(0.00) [4]	(0.08)	(0.07)
Net realized and unrealized gains (losses)	(0.17) [2]	0.79	4.23	1.27	0.57
Total from investment operations	(0.19)	0.77	4.23	1.19	0.50
Less distributions:
Distributions from net investment income	(0.06)	—	—	—	—
Distributions from net realized gains	(0.35)	—	—	—	—
Total distributions	(0.41)	—	—	—	—
Net asset value at end of period	$17.73	$18.33	$17.56	$13.33	$12.14
Total return	(0.99%)	4.39%	31.73%	9.80%	4.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.20%	1.20%	1.20%	1.27% [3]	1.31%
Gross operating expenses	1.51%	1.51%	1.53%	1.51%	1.45%
Net investment income (loss)	(0.09%)	(0.13%)	(0.03%)	(0.60%)	(0.54%)
Portfolio turnover rate	51%	79%	97%	144%	95%
Net assets, end of period (x 1,000,000)	$107	$122	$113	$88	$219
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
4
Per-share amount was less than $0.005.
12    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
91.6%	Common Stock	146,641,229	154,713,677
8.4%	Other Investment Companies	14,208,273	14,121,415
0.0%	Rights	2,814	2,814
0.0%	Warrants	—	—
0.0%	Short-Term Investment	5,999	5,999
100.0%	Total Investments	160,858,315	168,843,905
(0.0%)	Other Assets and Liabilities, Net		(26,548)
100.0%	Net Assets		168,817,357

Security	Number of Shares	Value ($)
Common Stock 91.6% of net assets
Automobiles & Components 0.2%
American Axle & Manufacturing Holdings, Inc. *	518	11,479
Cooper Tire & Rubber Co.	361	15,086
Cooper-Standard Holding, Inc. *	71	4,618
Dana Holding Corp.	1,218	20,463
Dorman Products, Inc. *	200	9,336
Drew Industries, Inc.	170	10,171
Federal-Mogul Holdings Corp. *	125	969
Fox Factory Holding Corp. *	87	1,544
Gentherm, Inc. *	320	15,731
Horizon Global Corp. *	12,682	111,475
Metaldyne Performance Group, Inc.	77	1,680
Motorcar Parts of America, Inc. *	132	4,443
Remy International, Inc.	145	4,276
Standard Motor Products, Inc.	198	8,762
Strattec Security Corp.	22	1,316
Superior Industries International, Inc.	374	7,360
Tenneco, Inc. *	548	31,011
Tower International, Inc. *	122	3,351
		263,071
Banks 8.5%
1st Source Corp.	183	5,812
Access National Corp.	71	1,469
American National Bankshares, Inc.	73	1,840
Ameris Bancorp	222	6,993
Ames National Corp.	74	1,850
Security	Number of Shares	Value ($)
Anchor BanCorp Wisconsin, Inc. *	150	6,153
Arrow Financial Corp.	70	1,932
Astoria Financial Corp.	530	8,459
Banc of California, Inc.	254	3,312
BancFirst Corp.	49	3,020
Banco Latinoamericano de Exportaciones, S.A., Class E	60	1,622
BancorpSouth, Inc.	923	23,010
Bank of Marin Bancorp	43	2,287
Bank of the Ozarks, Inc.	601	30,062
Banner Corp.	165	8,097
Bar Harbor Bankshares	42	1,485
BBCN Bancorp, Inc.	837	14,053
BBX Capital Corp., Class A *	88	1,615
Bear State Financial, Inc. *	162	1,774
Beneficial Bancorp, Inc. *	332	4,605
Berkshire Hills Bancorp, Inc.	102	2,917
Blue Hills Bancorp, Inc.	101	1,433
BNC Bancorp	198	4,445
BofI Holding, Inc. *	153	12,242
Boston Private Financial Holdings, Inc.	627	7,185
Bridge Bancorp, Inc.	186	5,340
Brookline Bancorp, Inc.	511	5,800
Bryn Mawr Bank Corp.	73	2,126
BSB Bancorp, Inc. *	66	1,451
C1 Financial, Inc. *	76	1,572
Camden National Corp.	47	1,837
Capital Bank Financial Corp., Class A	90	2,907
Capital City Bank Group, Inc.	144	2,223
Capitol Federal Financial, Inc.	665	8,632
Cardinal Financial Corp.	65	1,477
Cascade Bancorp *	518	2,906
Cathay General Bancorp	713	22,317
CenterState Banks, Inc.	196	2,858
Central Pacific Financial Corp.	17	380
Century Bancorp, Inc., Class A	48	2,134
Charter Financial Corp.	168	2,201
Chemical Financial Corp.	186	6,311
Citizens & Northern Corp.	277	5,487
City Holding Co.	117	5,596
Clifton Bancorp, Inc.	136	1,983
CNB Financial Corp.	102	1,895
CoBiz Financial, Inc.	304	3,788
Columbia Banking System, Inc.	565	18,826
Community Bank System, Inc.	438	17,853
Community Trust Bancorp, Inc.	185	6,377
CommunityOne Bancorp *	133	1,721
ConnectOne Bancorp, Inc.	278	4,962
CU Bancorp *	137	3,304
Customers Bancorp, Inc. *	126	3,465
CVB Financial Corp.	843	14,710
Dime Community Bancshares, Inc.	190	3,297
Eagle Bancorp, Inc. *	294	13,994
Enterprise Bancorp, Inc.	99	2,299
Enterprise Financial Services Corp.	341	9,671
Essent Group Ltd. *	549	13,231
EverBank Financial Corp.	912	15,741
F.N.B. Corp.	1,087	14,642
Farmers Capital Bank Corp. *	54	1,464
FCB Financial Holdings, Inc., Class A *	108	3,840
Fidelity Southern Corp.	86	1,802
Financial Institutions, Inc.	161	4,205
See financial notes    13

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
First Bancorp (North Carolina)	173	3,206
First BanCorp (Puerto Rico) *	1,156	4,381
First Bancorp, Inc.	103	2,176
First Busey Corp.	38,789	809,526
First Business Financial Services, Inc.	124	3,057
First Citizens BancShares, Inc., Class A	72	18,442
First Commonwealth Financial Corp.	130	1,195
First Connecticut Bancorp, Inc.	350	6,083
First Defiance Financial Corp.	73	2,796
First Financial Bancorp	612	11,799
First Financial Bankshares, Inc.	644	21,419
First Financial Corp.	124	4,249
First Interstate BancSystem, Inc., Class A	51	1,446
First Merchants Corp.	290	7,607
First Midwest Bancorp, Inc.	83,035	1,479,684
First NBC Bank Holding Co. *	118	4,388
First Niagara Financial Group, Inc.	92,000	952,200
FirstMerit Corp.	1,497	28,129
Flagstar Bancorp, Inc. *	177	3,936
Flushing Financial Corp.	39,992	841,432
Fox Chase Bancorp, Inc.	103	1,804
Fulton Financial Corp.	1,051	14,104
German American Bancorp, Inc.	77	2,412
Glacier Bancorp, Inc.	618	16,908
Great Southern Bancorp, Inc.	188	9,086
Great Western Bancorp, Inc.	37,164	1,050,255
Green Bancorp, Inc. *	94	1,152
Guaranty Bancorp	155	2,554
Hampton Roads Bankshares, Inc. *	883	1,634
Hancock Holding Co.	31,670	874,092
Hanmi Financial Corp.	351	8,951
Heartland Financial USA, Inc.	62	2,284
Heritage Commerce Corp.	248	2,624
Heritage Oaks Bancorp	282	2,484
Hilltop Holdings, Inc. *	534	11,198
Hingham Institution for Savings	14	1,784
Home BancShares, Inc.	562	24,121
HomeStreet, Inc. *	61	1,277
HomeTrust Bancshares, Inc. *	40	758
Horizon Bancorp	84	2,192
IBERIABANK Corp.	312	18,917
Impac Mortgage Holdings, Inc. *	74	1,654
Independent Bank Corp., Massachusetts	171	7,993
Independent Bank Group, Inc.	88	3,428
International Bancshares Corp.	57,577	1,551,700
Investors Bancorp, Inc.	2,464	30,825
Kearny Financial Corp.	230	2,749
Lakeland Bancorp, Inc.	280	3,256
Lakeland Financial Corp.	158	7,099
LegacyTexas Financial Group, Inc.	499	14,321
LendingTree, Inc. *	6,390	775,490
MainSource Financial Group, Inc.	122	2,640
MB Financial, Inc.	36,073	1,162,994
Mercantile Bank Corp.	158	3,485
Merchants Bancshares, Inc.	58	1,828
Meridian Bancorp, Inc.	109	1,530
Meta Financial Group, Inc.	84	3,619
Metro Bancorp, Inc.	247	7,652
MGIC Investment Corp. *	2,408	22,635
MidWestOne Financial Group, Inc.	70	2,145
Security	Number of Shares	Value ($)
National Bank Holdings Corp., Class A	337	7,434
National Bankshares, Inc.	94	3,069
National Commerce Corp. *	60	1,507
National Penn Bancshares, Inc.	620	7,465
Nationstar Mortgage Holdings, Inc. *	547	7,259
NBT Bancorp, Inc.	497	13,971
NewBridge Bancorp	271	3,065
NMI Holdings, Inc., Class A *	429	3,226
Northfield Bancorp, Inc.	96	1,471
Northwest Bancshares, Inc.	101,491	1,366,069
OceanFirst Financial Corp.	300	5,538
Ocwen Financial Corp. *	448	3,132
OFG Bancorp	249	2,293
Old National Bancorp	725	10,150
Old Second Bancorp, Inc. *	224	1,501
Opus Bank	40	1,490
Oritani Financial Corp.	482	7,673
Pacific Continental Corp.	150	2,151
Pacific Premier Bancorp, Inc. *	85	1,815
Park National Corp.	92	8,346
Park Sterling Corp.	898	6,511
Peapack-Gladstone Financial Corp.	128	2,894
Penns Woods Bancorp, Inc.	41	1,827
PennyMac Financial Services, Inc., Class A *	80	1,323
Peoples Bancorp, Inc.	147	2,817
Peoples Financial Services Corp.	59	2,402
PHH Corp. *	286	4,204
Pinnacle Financial Partners, Inc.	365	19,206
Preferred Bank	104	3,443
PrivateBancorp, Inc.	471	19,702
Prosperity Bancshares, Inc.	444	22,813
Provident Financial Services, Inc.	491	9,977
QCR Holdings, Inc.	2	46
Radian Group, Inc.	1,415	20,475
Renasant Corp.	321	11,116
Republic Bancorp, Inc., Class A	75	1,907
S&T Bancorp, Inc.	199	6,344
Sandy Spring Bancorp, Inc.	230	6,325
Seacoast Banking Corp of Florida *	93	1,440
ServisFirst Bancshares, Inc.	39	1,653
Sierra Bancorp	117	1,897
Simmons First National Corp., Class A	206	10,617
South State Corp.	184	14,260
Southside Bancshares, Inc.	333	8,958
Southwest Bancorp, Inc.	261	4,414
State Bank Financial Corp.	192	4,109
Sterling Bancorp	587	9,034
Stock Yards Bancorp, Inc.	68	2,562
Stonegate Mortgage Corp. *	137	785
Suffolk Bancorp	99	2,959
Sun Bancorp, Inc. *	108	2,161
Talmer Bancorp, Inc., Class A	207	3,482
Territorial Bancorp, Inc.	73	2,035
Texas Capital Bancshares, Inc. *	409	22,577
The First of Long Island Corp.	76	2,111
Tompkins Financial Corp.	76	4,125
Towne Bank	375	8,048
TriCo Bancshares	237	6,247
TriState Capital Holdings, Inc. *	128	1,599
Triumph Bancorp, Inc. *	111	1,853
Trustmark Corp.	357	8,579
14    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
UMB Financial Corp.	369	18,111
Umpqua Holdings Corp.	1,509	25,200
Union Bankshares Corp.	364	9,118
United Bankshares, Inc.	396	15,662
United Community Banks, Inc.	540	10,886
United Financial Bancorp, Inc.	505	6,555
Univest Corp. of Pennsylvania	90	1,772
Valley National Bancorp	1,344	14,112
Walker & Dunlop, Inc. *	116	3,365
Walter Investment Management Corp. *	288	3,444
Washington Federal, Inc.	661	16,485
Washington Trust Bancorp, Inc.	60	2,328
Waterstone Financial, Inc.	110	1,465
Webster Financial Corp.	59,155	2,194,650
WesBanco, Inc.	268	8,750
West Bancorp, Inc.	141	2,786
Westamerica Bancorp	297	13,130
Western Alliance Bancorp *	596	21,307
Wilshire Bancorp, Inc.	485	5,185
Wintrust Financial Corp.	306	15,450
WSFS Financial Corp.	324	10,293
Yadkin Financial Corp.	276	6,500
		14,403,098
Capital Goods 10.8%
AAON, Inc.	477	9,764
AAR Corp.	129	2,927
Accuride Corp. *	750	2,115
Actuant Corp., Class A	254	5,791
Advanced Drainage Systems, Inc.	152	4,776
Aegion Corp. *	205	3,954
Aerojet Rocketdyne Holdings, Inc. *	651	11,028
Aerovironment, Inc. *	310	7,152
Aircastle Ltd.	330	7,478
Alamo Group, Inc.	42	1,971
Albany International Corp., Class A	46,949	1,763,874
Allied Motion Technologies, Inc.	63	1,215
Altra Industrial Motion Corp.	222	5,874
Ameresco, Inc., Class A *	500	3,240
American Railcar Industries, Inc.	62	3,579
American Science & Engineering, Inc.	132	4,947
American Woodmark Corp. *	70	5,089
Apogee Enterprises, Inc.	190	9,411
Applied Industrial Technologies, Inc.	229	9,460
Argan, Inc.	185	6,836
Astec Industries, Inc.	123	3,998
Astronics Corp. *(e)	242	9,131
AZZ, Inc.	190	10,513
Babcock & Wilcox Enterprises, Inc. *	42,000	713,160
Barnes Group, Inc.	21,130	794,277
Beacon Roofing Supply, Inc. *	247	8,741
Blount International, Inc. *	129	783
Blue Bird Corp. *	110	1,190
Briggs & Stratton Corp.	448	7,961
Builders FirstSource, Inc. *	75,602	893,616
CAI International, Inc. *	97	1,127
Chart Industries, Inc. *	355	6,102
CIRCOR International, Inc.	14,838	681,361
CLARCOR, Inc.	311	15,506
Columbus McKinnon Corp.	79	1,477
Security	Number of Shares	Value ($)
Comfort Systems USA, Inc.	210	6,705
Commercial Vehicle Group, Inc. *	186	774
Continental Building Products, Inc. *	21,057	369,972
Cubic Corp.	34,800	1,560,780
Curtiss-Wright Corp.	433	30,119
DigitalGlobe, Inc. *	650	9,705
Ducommun, Inc. *	33	714
DXP Enterprises, Inc. *	129	3,904
Dycom Industries, Inc. *	323	24,577
EMCOR Group, Inc.	587	28,340
Encore Wire Corp.	156	6,672
EnerSys	266	16,223
Engility Holdings, Inc.	249	8,015
EnPro Industries, Inc.	253	12,425
ESCO Technologies, Inc.	32,663	1,211,471
Esterline Technologies Corp. *	284	21,882
Federal Signal Corp.	464	6,988
Franklin Electric Co., Inc.	393	12,953
FuelCell Energy, Inc. *	3,306	2,924
GATX Corp.	29,120	1,359,904
Generac Holdings, Inc. *	534	16,853
General Cable Corp.	410	6,310
Global Brass & Copper Holdings, Inc.	78	1,754
Granite Construction, Inc.	188	6,174
Griffon Corp.	404	6,941
H&E Equipment Services, Inc.	411	7,936
Harsco Corp.	493	5,290
HC2 Holdings, Inc. *	148	1,119
HEICO Corp.	200	10,088
HEICO Corp., Class A	233	10,177
Hexcel Corp.	15,404	713,513
Hillenbrand, Inc.	351	10,414
Hurco Cos., Inc.	62	1,666
Hyster-Yale Materials Handling, Inc.	88	5,150
Insteel Industries, Inc.	78	1,668
John Bean Technologies Corp.	331	14,849
Kadant, Inc.	176	7,237
Kaman Corp.	176	6,845
KLX, Inc. *	311	12,163
L.B. Foster Co., Class A	39	574
Lawson Products, Inc. *	38	988
Lennox International, Inc.	6,540	868,577
Lindsay Corp.	135	9,150
LSI Industries, Inc.	57	612
Luxfer Holdings plc ADR	46,920	508,144
Lydall, Inc. *	251	8,592
Masonite International Corp. *	169	10,118
MasTec, Inc. *	636	10,666
Meritor, Inc. *	472	5,131
Miller Industries, Inc.	263	5,965
Moog, Inc., Class A *	313	19,331
MRC Global, Inc. *	708	8,425
Mueller Industries, Inc.	70,461	2,220,931
Mueller Water Products, Inc., Class A	1,283	11,290
MYR Group, Inc. *	220	4,950
National Presto Industries, Inc.	23	2,025
Navistar International Corp. *	302	3,715
NCI Building Systems, Inc. *	471	4,927
Neff Corp., Class A *	138	809
NN, Inc.	119	1,642
Nortek, Inc. *	45	2,761
Northwest Pipe Co. *	60	793
See financial notes    15

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
NV5 Holdings, Inc. *	61	1,420
Omega Flex, Inc.	119	4,919
Orion Marine Group, Inc. *	142	555
Patrick Industries, Inc. *	100	4,058
PGT, Inc. *	248	2,991
Plug Power, Inc. *	1,567	3,776
Ply Gem Holdings, Inc. *	176	2,080
Powell Industries, Inc.	43	1,433
Power Solutions International, Inc. *	26	469
PowerSecure International, Inc. *	43	536
Preformed Line Products Co.	25	1,063
Primoris Services Corp.	42,824	853,054
Proto Labs, Inc. *	154	9,985
Raven Industries, Inc.	296	5,390
RBC Bearings, Inc. *	163	11,148
Rexnord Corp. *	619	11,439
Rush Enterprises, Inc., Class A *	275	6,705
Simpson Manufacturing Co., Inc.	199	7,558
Sparton Corp. *	100	2,353
Standex International Corp.	110	9,869
Stock Building Supply Holdings, Inc. *	91	1,572
Sun Hydraulics Corp.	156	4,569
TAL International Group, Inc. *	294	4,986
TASER International, Inc. *	286	6,695
Teledyne Technologies, Inc. *	264	23,557
Tennant Co.	211	12,221
Textainer Group Holdings Ltd.	16	313
The ExOne Co. *	84	899
The Gorman-Rupp Co.	178	5,089
The Greenbrier Cos., Inc.	274	10,423
The KEYW Holding Corp. *	316	2,253
Thermon Group Holdings, Inc. *	29,435	591,938
Titan International, Inc.	80	568
Trex Co., Inc. *	281	10,979
TriMas Corp. *	72,336	1,447,443
Tutor Perini Corp. *	299	5,017
Twin Disc, Inc.	175	2,062
Universal Forest Products, Inc.	133	9,660
Vectrus, Inc. *	57	1,418
Veritiv Corp. *	37	1,554
Vicor Corp. *	299	2,888
Wabash National Corp. *	855	10,234
Watsco, Inc.	6,390	786,162
Watts Water Technologies, Inc., Class A	300	16,332
Woodward, Inc.	430	19,565
Xerium Technologies, Inc. *	350	4,725
		18,194,657
Commercial & Professional Supplies 8.8%
ABM Industries, Inc.	310	8,804
Acacia Research Corp.	130,873	871,614
ACCO Brands Corp. *	147,197	1,187,880
ARC Document Solutions, Inc. *	118,070	734,395
Barrett Business Services, Inc.	134	6,563
Brady Corp., Class A	485	11,034
CBIZ, Inc. *	150	1,613
CDI Corp.	118	944
CEB, Inc.	200	14,952
CECO Environmental Corp.	172	1,534
Civeo Corp.	252	469
CRA International, Inc. *	91	2,129
Security	Number of Shares	Value ($)
Deluxe Corp.	308	18,341
Essendant, Inc.	44,793	1,548,494
Exponent, Inc.	178	9,151
Franklin Covey Co. *	70	1,199
FTI Consulting, Inc. *	34,944	1,188,445
G&K Services, Inc., Class A	29,973	1,972,823
GP Strategies Corp. *	255	6,398
Healthcare Services Group, Inc.	605	22,542
Heidrick & Struggles International, Inc.	102	2,709
Heritage-Crystal Clean, Inc. *	114	1,359
Herman Miller, Inc.	360	11,423
HNI Corp.	417	17,906
Huron Consulting Group, Inc. *	5,425	262,028
ICF International, Inc. *	296	9,078
Insperity, Inc.	225	10,454
Interface, Inc.	552	10,792
Kelly Services, Inc., Class A	381	6,020
Kforce, Inc.	338	9,501
Kimball International, Inc., Class B	165	1,802
Knoll, Inc.	226	5,252
Korn/Ferry International	412	14,984
Matthews International Corp., Class A	23,938	1,381,941
McGrath RentCorp	152	4,568
Mistras Group, Inc. *	47,676	902,030
Mobile Mini, Inc.	380	13,011
MSA Safety, Inc.	316	13,740
Multi-Color Corp.	58	4,515
Navigant Consulting, Inc. *	112	1,926
NL Industries, Inc. *	152	531
On Assignment, Inc. *	23,898	1,078,039
Pendrell Corp. *	1,575	1,055
Resources Connection, Inc.	434	7,790
RPX Corp. *	155	2,207
SP Plus Corp. *	58,710	1,497,105
Steelcase, Inc., Class A	43,433	843,035
Team, Inc. *	247	8,645
Tetra Tech, Inc.	630	16,947
The Advisory Board Co. *	24,252	1,062,965
The Brink's Co.	217	6,723
TriNet Group, Inc. *	427	8,104
TrueBlue, Inc. *	239	6,924
UniFirst Corp.	132	13,869
US Ecology, Inc.	159	6,234
Viad Corp.	274	8,250
Volt Information Sciences, Inc. *	83	715
VSE Corp.	41	2,356
WageWorks, Inc. *	280	13,446
West Corp.	213	5,072
		14,884,375
Consumer Durables & Apparel 4.2%
Bassett Furniture Industries, Inc.	51	1,630
Beazer Homes USA, Inc. *	116	1,652
CalAtlantic Group, Inc. *	630	23,997
Callaway Golf Co.	1,174	11,681
Cavco Industries, Inc. *	63	6,212
Century Communities, Inc. *	68	1,297
Cherokee, Inc. *	53	962
Columbia Sportswear Co.	15,650	858,403
Crocs, Inc. *	425	4,590
CSS Industries, Inc.	196	5,351
16    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Deckers Outdoor Corp. *	210	11,689
Escalade, Inc.	75	1,112
Ethan Allen Interiors, Inc.	330	8,979
Flexsteel Industries, Inc.	70	3,044
G-III Apparel Group Ltd. *	304	16,747
Green Brick Partners, Inc. *	135	1,424
Helen of Troy Ltd. *	14,769	1,465,233
Hooker Furniture Corp.	57	1,415
Hovnanian Enterprises, Inc., Class A *	257	529
Iconix Brand Group, Inc. *	180	2,758
Installed Building Products, Inc. *	62	1,373
iRobot Corp. *	301	9,033
Johnson Outdoors, Inc., Class A	37	793
KB Home	915	11,987
La-Z-Boy, Inc.	16,075	458,941
LGI Homes, Inc. *	73	2,046
Libbey, Inc.	233	7,838
Lifetime Brands, Inc.	127	1,952
M.D.C. Holdings, Inc.	200	5,198
M/I Homes, Inc. *	32,936	755,881
Malibu Boats, Inc., Class A *	33	469
Marine Products Corp.	229	1,619
Meritage Homes Corp. *	360	12,694
Movado Group, Inc.	110	2,831
NACCO Industries, Inc., Class A	44	1,973
Nautilus, Inc. *	68	1,159
Oxford Industries, Inc.	166	12,088
Performance Sports Group Ltd. *	40,342	463,126
Perry Ellis International, Inc. *	300	6,441
Sequential Brands Group, Inc. *	175	2,189
Smith & Wesson Holding Corp. *	673	12,020
Steven Madden Ltd. *	471	16,414
Sturm, Ruger & Co., Inc.	143	8,142
Superior Uniform Group, Inc.	88	1,500
Taylor Morrison Home Corp., Class A *	69	1,272
The New Home Co., Inc. *	84	1,202
TRI Pointe Group, Inc. *	103,517	1,343,651
Tumi Holdings, Inc. *	307	4,921
UCP, Inc., Class A *	11,986	80,306
Unifi, Inc. *	65	1,988
Universal Electronics, Inc. *	111	5,280
Vera Bradley, Inc. *	217	2,715
Vince Holding Corp. *	65	296
WCI Communities, Inc. *	57	1,362
William Lyon Homes, Class A *	69,468	1,482,447
Wolverine World Wide, Inc.	889	16,509
ZAGG, Inc. *	78	661
		7,169,022
Consumer Services 0.9%
2U, Inc. *	28	587
American Public Education, Inc. *	73	1,586
Apollo Education Group, Inc. *	351	2,548
Ascent Capital Group, Inc., Class A *	118	2,570
Belmond Ltd., Class A *	476	5,112
Biglari Holdings, Inc. *	15	5,762
BJ's Restaurants, Inc. *	248	10,647
Bloomin' Brands, Inc.	757	12,846
Bob Evans Farms, Inc.	234	10,125
Bojangles', Inc. *	62	1,031
Boyd Gaming Corp. *	781	15,612
Security	Number of Shares	Value ($)
Bravo Brio Restaurant Group, Inc. *	350	4,109
Bridgepoint Education, Inc. *	135	1,046
Bright Horizons Family Solutions, Inc. *	205	13,124
Buffalo Wild Wings, Inc. *	125	19,284
Caesars Acquisition Co., Class A *	318	2,328
Caesars Entertainment Corp. *	511	4,114
Cambium Learning Group, Inc. *	344	1,655
Capella Education Co.	123	5,553
Career Education Corp. *	498	1,798
Carrols Restaurant Group, Inc. *	137	1,611
Chegg, Inc. *	514	3,547
Churchill Downs, Inc.	120	17,620
Chuy's Holdings, Inc. *	95	2,585
ClubCorp Holdings, Inc.	177	3,618
Collectors Universe, Inc.	127	2,196
Cracker Barrel Old Country Store, Inc.	181	24,880
Dave & Buster's Entertainment, Inc. *	39	1,505
Del Frisco's Restaurant Group, Inc. *	78	1,051
Denny's Corp. *	1,014	11,113
DeVry Education Group, Inc.	602	14,183
Diamond Resorts International, Inc. *	253	7,195
DineEquity, Inc.	126	10,515
El Pollo Loco Holdings, Inc. *	260	2,985
Eldorado Resorts, Inc. *	194	1,921
Empire Resorts, Inc. *	279	1,295
Fiesta Restaurant Group, Inc. *	4,622	163,434
Grand Canyon Education, Inc. *	446	18,536
Houghton Mifflin Harcourt Co. *	891	17,455
International Speedway Corp., Class A	2,106	73,057
Interval Leisure Group, Inc.	313	5,524
Intrawest Resorts Holdings, Inc. *	119	1,066
Isle of Capri Casinos, Inc. *	233	4,457
J Alexander's Holdings, Inc. *	62	598
Jack in the Box, Inc.	320	23,850
K12, Inc. *	350	3,399
Kona Grill, Inc. *	71	976
Krispy Kreme Doughnuts, Inc. *	51,877	710,196
La Quinta Holdings, Inc. *	541	8,196
Liberty Tax, Inc.	105	2,424
LifeLock, Inc. *	434	6,080
Marriott Vacations Worldwide Corp.	253	16,293
Monarch Casino & Resort, Inc. *	67	1,470
Morgans Hotel Group Co. *	452	1,623
Noodles & Co. *	96	1,418
Papa John's International, Inc.	290	20,349
Papa Murphy's Holdings, Inc. *	70	967
Penn National Gaming, Inc. *	663	11,841
Pinnacle Entertainment, Inc. *	548	19,185
Popeyes Louisiana Kitchen, Inc. *	234	13,207
Potbelly Corp. *	114	1,277
Red Robin Gourmet Burgers, Inc. *	166	12,432
Regis Corp. *	305	5,039
Scientific Games Corp., Class A *	423	4,691
SeaWorld Entertainment, Inc.	582	11,599
Shake Shack, Inc., Class A *	23	1,048
Sonic Corp.	550	15,697
Sotheby's	501	17,360
Speedway Motorsports, Inc.	96	1,773
Steiner Leisure Ltd. *	92	5,829
Strayer Education, Inc. *	108	5,715
Texas Roadhouse, Inc.	423	14,530
The Cheesecake Factory, Inc.	255	12,291
See financial notes    17

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Habit Restaurants, Inc., Class A *	43	1,027
The Marcus Corp.	350	7,241
Universal Technical Institute, Inc.	400	1,700
Vail Resorts, Inc.	242	27,629
Weight Watchers International, Inc. *	200	3,076
Zoe's Kitchen, Inc. *	37	1,274
		1,506,086
Diversified Financials 1.8%
Arlington Asset Investment Corp., Class A	230	3,186
Ashford, Inc. *	10	643
BGC Partners, Inc., Class A	1,225	10,596
Calamos Asset Management, Inc., Class A	525	4,930
Cash America International, Inc.	192	6,630
CIFC Corp.	183	1,266
Cohen & Steers, Inc.	135	4,130
Cowen Group, Inc., Class A *	568	2,391
Diamond Hill Investment Group, Inc.	21	4,201
Encore Capital Group, Inc. *	184	7,489
Enova International, Inc. *	261	3,393
Evercore Partners, Inc., Class A	278	15,012
Ezcorp, Inc., Class A *	574	3,823
Fifth Street Asset Management, Inc.	40	234
Financial Engines, Inc.	484	15,565
First Cash Financial Services, Inc. *	309	11,788
FNFV Group *	360	4,046
Gain Capital Holdings, Inc.	178,142	1,327,158
GAMCO Investors, Inc., Class A	30	1,730
Green Dot Corp., Class A *	85	1,576
Greenhill & Co., Inc.	139	3,589
HFF, Inc., Class A	301	10,391
INTL FCStone, Inc. *	26	832
Investment Technology Group, Inc.	361	5,780
Janus Capital Group, Inc.	948	14,722
KCG Holdings, Inc., Class A *	502	6,270
Ladenburg Thalmann Financial Services, Inc. *	1,958	4,973
MarketAxess Holdings, Inc.	329	33,331
Marlin Business Services Corp.	80	1,413
Medley Management, Inc., Class A	121	888
Moelis & Co., Class A	51	1,503
Nelnet, Inc., Class A	172	6,154
NewStar Financial, Inc. *	255	2,690
OM Asset Management plc	80	1,214
On Deck Capital, Inc. *	115	1,095
Oppenheimer Holdings, Inc., Class A	71	1,303
PICO Holdings, Inc. *	73,334	708,406
Piper Jaffray Cos. *	236	8,395
PRA Group, Inc. *	445	24,386
Pzena Investment Management, Inc., Class A	326	3,107
RCS Capital Corp., Class A *	121	92
Regional Management Corp. *	66	1,076
Resource America, Inc., Class A	210	1,615
Safeguard Scientifics, Inc. *	390	6,923
Solar Capital Ltd.	37,320	646,009
Stifel Financial Corp. *	435	19,327
The JG Wentworth Co., Class A *	65	333
Tiptree Financial, Inc., Class A	206	1,395
Security	Number of Shares	Value ($)
Virtu Financial, Inc., Class A	62	1,500
Virtus Investment Partners, Inc.	53	6,203
Westwood Holdings Group, Inc.	44	2,556
WisdomTree Investments, Inc.	942	18,115
World Acceptance Corp. *	106	4,042
ZAIS Group Holdings, Inc. *	131	1,361
		2,980,776
Energy 6.0%
Abraxas Petroleum Corp. *	646	1,027
Adams Resources & Energy, Inc.	80	3,557
Alon USA Energy, Inc.	77	1,290
Ardmore Shipping Corp.	54	775
Atwood Oceanics, Inc.	638	10,559
Basic Energy Services, Inc. *	197	731
Bill Barrett Corp. *	355	1,729
Bonanza Creek Energy, Inc. *	268	1,525
Bristow Group, Inc.	308	10,697
C&J Energy Services Ltd. *	545	2,720
Callon Petroleum Co. *	425	3,689
CARBO Ceramics, Inc.	192	3,364
Carrizo Oil & Gas, Inc. *	495	18,627
Clayton Williams Energy, Inc. *	50	2,978
Clean Energy Fuels Corp. *	428	2,418
Cloud Peak Energy, Inc. *	604	1,794
Contango Oil & Gas Co. *	98	750
Delek US Holdings, Inc.	515	14,008
DHT Holdings, Inc.	1,141	8,968
Dorian LPG Ltd. *	54,676	644,083
Earthstone Energy, Inc. *	75	1,054
Eclipse Resources Corp. *	258	555
Energy Fuels, Inc. *	294	800
Energy XXI Ltd.	1,132	1,958
Era Group, Inc. *	34,543	480,493
Erin Energy Corp. *	327	1,308
Evolution Petroleum Corp.	368	2,539
EXCO Resources, Inc. *	1,244	1,393
Exterran Holdings, Inc.	687	14,935
Fairmount Santrol Holdings, Inc. *	159	425
Forum Energy Technologies, Inc. *	710	9,407
Frontline Ltd. *	849	2,683
GasLog Ltd.	101,259	1,171,567
Gastar Exploration, Inc. *	637	1,000
Geospace Technologies Corp. *	127	1,951
Golar LNG Ltd.	52,696	1,528,711
Green Plains, Inc.	171	3,507
Halcon Resources Corp. *	2,678	1,878
Hallador Energy Co.	121	737
Helix Energy Solutions Group, Inc. *	1,143	6,607
Hornbeck Offshore Services, Inc. *	271	3,661
Independence Contract Drilling, Inc. *	167	1,174
InterOil Corp. *	47,990	1,836,097
ION Geophysical Corp. *	1,487	550
Isramco, Inc. *	35	3,325
Jones Energy, Inc., Class A *	151	776
Key Energy Services, Inc. *	1,526	802
Magnum Hunter Resources Corp. *	2,000	532
Matador Resources Co. *	665	17,097
McDermott International, Inc. *	2,022	9,321
Natural Gas Services Group, Inc. *	230	5,180
Navios Maritime Acquisition Corp.	707	2,531
18    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Newpark Resources, Inc. *	427	2,417
Nordic American Offshore Ltd. *	196	1,182
Nordic American Tankers Ltd.	364	5,562
North Atlantic Drilling Ltd. *	402	332
Northern Oil & Gas, Inc. *	487	2,454
Oasis Petroleum, Inc. *	1,145	13,316
Oil States International, Inc. *	237	7,112
Pacific Ethanol, Inc. *	20	120
Panhandle Oil & Gas, Inc., Class A	112	2,059
Par Pacific Holdings, Inc. *	66	1,505
Parker Drilling Co. *	1,022	2,923
Parsley Energy, Inc., Class A *	518	9,184
PDC Energy, Inc. *	402	24,257
Peabody Energy Corp.	38	486
Penn Virginia Corp. *	604	374
PHI, Inc. - Non Voting Shares *	154	2,932
Pioneer Energy Services Corp. *	565	1,305
Renewable Energy Group, Inc. *	128	1,010
REX American Resources Corp. *	47	2,581
Rex Energy Corp. *	550	1,243
RigNet, Inc. *	67	2,010
Ring Energy, Inc. *	107	1,112
RSP Permian, Inc. *	44,565	1,221,972
Sanchez Energy Corp. *	321	1,910
SandRidge Energy, Inc. *	415	154
Scorpio Tankers, Inc.	176,424	1,608,987
SEACOR Holdings, Inc. *	16,474	962,411
SemGroup Corp., Class A	335	15,259
Seventy Seven Energy, Inc. *	275	313
Ship Finance International Ltd.	691	11,809
Solazyme, Inc. *	781	2,562
Stone Energy Corp. *	432	2,415
Synergy Resources Corp. *	640	7,162
Teekay Tankers Ltd., Class A	1,039	7,938
Tesco Corp.	39,600	316,800
TETRA Technologies, Inc. *	860	5,796
Tidewater, Inc.	355	4,384
TransAtlantic Petroleum Ltd. *	161	407
Triangle Petroleum Corp. *	903	1,084
Ultra Petroleum Corp. *	774	4,241
Unit Corp. *	178	2,245
Uranium Energy Corp. *	861	964
US Silica Holdings, Inc.	493	8,904
W&T Offshore, Inc.	247	805
Western Refining, Inc.	532	22,142
Westmoreland Coal Co. *	151	1,081
		10,147,064
Food & Staples Retailing 0.6%
Casey's General Stores, Inc.	9,151	972,019
Fairway Group Holdings Corp. *	350	406
Ingles Markets, Inc., Class A	68	3,396
Natural Grocers by Vitamin Cottage, Inc. *	79	1,892
PriceSmart, Inc.	184	15,820
Smart & Final Stores, Inc. *	81	1,194
SpartanNash, Co.	442	12,332
SUPERVALU, Inc. *	1,518	9,973
The Andersons, Inc.	191	6,761
The Chefs' Warehouse, Inc. *	99	1,500
The Fresh Market, Inc. *	352	8,772
Security	Number of Shares	Value ($)
United Natural Foods, Inc. *	332	16,750
Village Super Market, Inc., Class A	150	3,759
Weis Markets, Inc.	99	4,073
		1,058,647
Food, Beverage & Tobacco 1.2%
Alico, Inc.	40	1,708
Arcadia Biosciences, Inc. *	233	652
B&G Foods, Inc.	316	11,468
Boulder Brands, Inc. *	519	4,598
Cal-Maine Foods, Inc.	262	14,007
Calavo Growers, Inc.	64	3,290
Castle Brands, Inc. *	952	1,238
Coca-Cola Bottling Co. Consolidated	28	5,914
Craft Brew Alliance, Inc. *	211	1,616
Darling Ingredients, Inc. *	1,615	16,344
Dean Foods Co.	802	14,524
Diamond Foods, Inc. *	60	2,377
Farmer Bros. Co. *	120	3,406
Fresh Del Monte Produce, Inc.	257	11,727
Freshpet, Inc. *	70	683
Inventure Foods, Inc. *	208	1,801
J&J Snack Foods Corp.	97	11,911
John B. Sanfilippo & Son, Inc.	86	5,566
Lancaster Colony Corp.	179	20,356
Lifeway Foods, Inc. *	98	1,112
Limoneira Co.	88	1,396
MGP Ingredients, Inc.	87	1,508
National Beverage Corp. *	228	8,582
Post Holdings, Inc. *	19,133	1,229,678
Sanderson Farms, Inc.	123	8,550
Seaboard Corp. *	2	6,736
Seneca Foods Corp., Class A *	55	1,605
Snyder's-Lance, Inc.	528	18,765
The Boston Beer Co., Inc., Class A *	82	18,006
The Hain Celestial Group, Inc. *	10,833	540,025
Tootsie Roll Industries, Inc.	56	1,777
TreeHouse Foods, Inc. *	321	27,490
Universal Corp.	104	5,617
Vector Group Ltd.	542	13,143
		2,017,176
Health Care Equipment & Services 8.6%
AAC Holdings, Inc. *	34	789
Abaxis, Inc.	162	8,134
ABIOMED, Inc. *	8,450	622,427
Acadia Healthcare Co., Inc. *	14,103	866,065
Accuray, Inc. *	764	5,119
Aceto Corp.	352	10,616
Adeptus Health, Inc., Class A *	16	1,038
Air Methods Corp. *	218	8,923
Alliance HealthCare Services, Inc. *	105	888
Allscripts Healthcare Solutions, Inc. *	94,360	1,326,702
Amedisys, Inc. *	328	12,982
AMN Healthcare Services, Inc. *	31,114	882,704
Amsurg Corp. *	9,998	700,760
Analogic Corp.	146	12,793
AngioDynamics, Inc. *	88	1,107
Anika Therapeutics, Inc. *	42	1,618
Antares Pharma, Inc. *	419	578
See financial notes    19

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
AtriCure, Inc. *	367	6,799
Atrion Corp.	18	6,642
BioScrip, Inc. *	891	1,755
BioTelemetry, Inc. *	148	1,927
Cantel Medical Corp.	294	17,428
Capital Senior Living Corp. *	91	2,058
Cardiovascular Systems, Inc. *	172	2,356
Castlight Health, Inc., Class B *	117	592
Cerus Corp. *	389	1,856
Chemed Corp.	162	25,481
Civitas Solutions, Inc. *	1,017	26,167
Computer Programs & Systems, Inc.	180	6,842
CONMED Corp.	284	11,519
Connecture, Inc. *	77	454
Corindus Vascular Robotics, Inc. *	337	1,078
CorVel Corp. *	15,088	500,922
Cutera, Inc. *	46	624
Cynosure, Inc., Class A *	51	1,920
Diplomat Pharmacy, Inc. *	183	5,144
EndoChoice Holdings, Inc. *	23,320	240,662
Endologix, Inc. *	422	3,604
Entellus Medical, Inc. *	56	951
Exactech, Inc. *	178	3,031
ExamWorks Group, Inc. *	396	11,183
Five Star Quality Care, Inc. *	326	1,066
Genesis Healthcare, Inc. *	239	1,185
GenMark Diagnostics, Inc. *	323	2,054
Globus Medical, Inc., Class A *	36,131	807,528
Greatbatch, Inc. *	161	8,605
Haemonetics Corp. *	31,318	1,057,922
Halyard Health, Inc. *	474	14,068
Hanger, Inc. *	356	5,134
HealthEquity, Inc. *	159	5,201
HealthSouth Corp.	22,083	769,151
HealthStream, Inc. *	236	5,619
Healthways, Inc. *	78	918
HeartWare International, Inc. *	144	6,219
Hill-Rom Holdings, Inc.	17,490	921,548
HMS Holdings Corp. *	647	6,813
ICU Medical, Inc. *	6,742	741,418
Imprivata, Inc. *	89	960
Inogen, Inc. *	33	1,410
Insulet Corp. *	426	12,737
Integra LifeSciences Holdings Corp. *	258	15,369
Invacare Corp.	65	1,123
InVivo Therapeutics Holdings Corp. *	83	603
IPC Healthcare, Inc. *	208	16,328
iRadimed Corp. *	63	1,670
K2M Group Holdings, Inc. *	60	1,095
Kindred Healthcare, Inc.	658	8,817
Landauer, Inc.	74	2,922
LDR Holding Corp. *	85	2,151
LeMaitre Vascular, Inc.	134	1,785
LHC Group, Inc. *	187	8,427
LivaNova plc *	288	19,089
Magellan Health, Inc. *	249	13,297
Masimo Corp. *	253	10,039
MedAssets, Inc. *	45,345	1,073,770
Medidata Solutions, Inc. *	503	21,629
Meridian Bioscience, Inc.	95	1,806
Merit Medical Systems, Inc. *	495	9,177
Molina Healthcare, Inc. *	235	14,570
Security	Number of Shares	Value ($)
National HealthCare Corp.	93	6,071
National Research Corp., Class A	104	1,594
Natus Medical, Inc. *	354	16,118
Neogen Corp. *	304	16,431
Nevro Corp. *	26	1,060
Nobilis Health Corp. *	215	606
NuVasive, Inc. *	393	18,534
NxStage Medical, Inc. *	75,948	1,269,091
Omnicell, Inc. *	386	10,499
Orthofix International N.V. *	107	3,643
Owens & Minor, Inc.	547	19,610
Oxford Immunotec Global plc *	100	1,254
PharMerica Corp. *	382	10,914
Press Ganey Holdings, Inc. *	55	1,724
Quality Systems, Inc.	250	3,513
Quidel Corp. *	62	1,192
Rockwell Medical, Inc. *	418	4,840
RTI Surgical, Inc. *	213	896
SeaSpine Holdings Corp. *	86	1,297
Second Sight Medical Products, Inc. *	168	988
Select Medical Holdings Corp.	1,001	11,311
Sientra, Inc. *	57	214
STAAR Surgical Co. *	395	3,219
STERIS Corp.	21,311	1,597,260
Surgical Care Affiliates, Inc. *	37	1,096
SurModics, Inc. *	218	4,650
Tandem Diabetes Care, Inc. *	124	1,125
Team Health Holdings, Inc. *	491	29,298
The Ensign Group, Inc.	165	6,956
The Providence Service Corp. *	187	9,659
The Spectranetics Corp. *	535	6,538
TransEnterix, Inc. *	315	784
Trinity Biotech plc ADR	46,555	522,813
Trupanion, Inc. *	171	1,124
U.S. Physical Therapy, Inc.	27	1,325
Unilife Corp. *	555	418
Universal American Corp.	236	1,761
Utah Medical Products, Inc.	34	2,005
Vascular Solutions, Inc. *	225	7,227
Veracyte, Inc. *	126	820
Vocera Communications, Inc. *	111	1,307
WellCare Health Plans, Inc. *	307	27,200
West Pharmaceutical Services, Inc.	547	32,826
Wright Medical Group N.V. *	555	10,728
Zeltiq Aesthetics, Inc. *	95	3,205
		14,612,205
Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	7,427
HRG Group, Inc. *	477	6,416
Inter Parfums, Inc.	107	2,955
Natural Health Trends Corp.	33	1,626
Nature's Sunshine Products, Inc.	105	1,244
Nutraceutical International Corp. *	84	2,058
Oil-Dri Corp. of America	61	1,914
Revlon, Inc., Class A *	69	2,165
Synutra International, Inc. *	329	1,879
USANA Health Sciences, Inc. *	63	8,102
WD-40 Co.	99	9,462
		45,248
20    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Insurance 1.3%
Ambac Financial Group, Inc. *	456	7,364
American Equity Investment Life Holding Co.	734	18,849
AMERISAFE, Inc.	9,061	495,909
Argo Group International Holdings Ltd.	185	11,566
Atlas Financial Holdings, Inc. *	74	1,407
Baldwin & Lyons, Inc., Class B	70	1,626
Citizens, Inc. *	419	3,520
CNO Financial Group, Inc.	1,748	33,579
Crawford & Co., Class B	204	1,224
Donegal Group, Inc., Class A	120	1,698
eHealth, Inc. *	289	3,454
EMC Insurance Group, Inc.	96	2,400
Employers Holdings, Inc.	297	7,862
Enstar Group Ltd. *	83	13,097
FBL Financial Group, Inc., Class A	152	9,561
Federated National Holding Co.	70	2,155
Fidelity & Guaranty Life	60	1,602
First American Financial Corp.	720	27,454
Global Indemnity plc *	72	2,046
Greenlight Capital Re Ltd., Class A *	42	922
Hallmark Financial Services, Inc. *	183	2,377
HCI Group, Inc.	177	7,719
Heritage Insurance Holdings, Inc. *	64	1,416
Horace Mann Educators Corp.	328	11,231
Independence Holding Co.	146	1,980
Infinity Property & Casualty Corp.	74	5,958
James River Group Holdings Ltd.	58	1,707
Kansas City Life Insurance Co.	45	2,206
Kemper Corp.	333	11,895
Maiden Holdings Ltd.	470	7,308
MBIA, Inc. *	529	3,973
National General Holdings Corp.	189	3,725
National Interstate Corp.	57	1,636
National Western Life Group, Inc., Class A	9	2,322
Patriot National, Inc. *	90	1,143
Primerica, Inc.	27,507	1,310,158
RLI Corp.	420	25,557
Safety Insurance Group, Inc.	100	5,795
Selective Insurance Group, Inc.	571	20,836
State Auto Financial Corp.	93	2,218
State National Cos., Inc.	133	1,201
Stewart Information Services Corp.	81	3,254
Symetra Financial Corp.	632	20,053
The Navigators Group, Inc. *	89	7,596
Third Point Reinsurance Ltd. *	394	5,386
United Fire Group, Inc.	216	8,033
United Insurance Holdings Corp.	4	66
Universal Insurance Holdings, Inc.	89	2,808
		2,126,852
Materials 2.6%
A. Schulman, Inc.	317	11,377
AEP Industries, Inc. *	26	2,080
AK Steel Holding Corp. *	1,714	4,954
American Vanguard Corp.	404	5,418
Axiall Corp.	538	10,895
Balchem Corp.	318	21,719
Security	Number of Shares	Value ($)
Berry Plastics Group, Inc. *	785	26,298
Boise Cascade Co. *	190	5,687
Calgon Carbon Corp.	171	2,941
Carpenter Technology Corp.	411	13,690
Century Aluminum Co. *	557	2,016
Chase Corp.	76	3,375
Chemtura Corp. *	497	15,874
Clearwater Paper Corp. *	229	11,549
Cliffs Natural Resources, Inc.	303	836
Coeur Mining, Inc. *	993	2,681
Commercial Metals Co.	593	8,521
Core Molding Technologies, Inc. *	63	1,263
Deltic Timber Corp.	18,356	1,137,338
Ferro Corp. *	884	11,041
Flotek Industries, Inc. *	556	10,064
FutureFuel Corp.	348	5,363
Globe Specialty Metals, Inc.	678	8,556
Greif, Inc., Class A	23,279	763,086
H.B. Fuller Co.	262	9,953
Handy & Harman Ltd. *	99	2,351
Hawkins, Inc.	42	1,741
Haynes International, Inc.	111	4,379
Headwaters, Inc. *	417	8,569
Hecla Mining Co.	2,963	6,133
Horsehead Holding Corp. *	332	943
Innophos Holdings, Inc.	249	10,580
Innospec, Inc.	9,819	542,402
Intrepid Potash, Inc. *	155	598
Kaiser Aluminum Corp.	73	5,934
KapStone Paper & Packaging Corp.	467	10,157
KMG Chemicals, Inc.	78	1,641
Koppers Holdings, Inc.	252	4,778
Kraton Performance Polymers, Inc. *	464	9,461
Kronos Worldwide, Inc.	152	1,201
Louisiana-Pacific Corp. *	1,079	19,055
LSB Industries, Inc. *	253	3,960
Materion Corp.	153	4,613
Minerals Technologies, Inc.	278	16,385
Neenah Paper, Inc.	178	11,999
Olin Corp.	1,252	24,013
Olympic Steel, Inc.	76	727
OMNOVA Solutions, Inc. *	151	1,084
P.H. Glatfelter Co.	505	9,797
PolyOne Corp.	558	18,660
Quaker Chemical Corp.	100	7,938
Rayonier Advanced Materials, Inc.	90	830
Real Industry, Inc. *	110	1,045
Rentech, Inc. *	265	1,550
Ryerson Holding Corp. *	157	919
Schnitzer Steel Industries, Inc., Class A	366	6,171
Schweitzer-Mauduit International, Inc.	284	11,025
Sensient Technologies Corp.	23,964	1,564,130
Stepan Co.	43	2,276
Stillwater Mining Co. *	807	7,537
Summit Materials, Inc., Class A *	177	3,728
SunCoke Energy, Inc.	828	4,107
TimkenSteel Corp.	105	1,117
Trecora Resources *	384	5,468
Tredegar Corp.	361	5,148
Trinseo S.A. *	52	1,687
Tronox Ltd., Class A	768	4,769
United States Lime & Minerals, Inc.	34	1,661
See financial notes    21

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
US Concrete, Inc. *	109	6,045
Valhi, Inc.	221	546
Wausau Paper Corp.	373	3,808
Worthington Industries, Inc.	417	12,802
		4,472,043
Media 1.2%
AMC Entertainment Holdings, Inc., Class A	133	3,640
Carmike Cinemas, Inc. *	244	6,249
Central European Media Enterprises Ltd., Class A *	775	1,674
Crown Media Holdings, Inc., Class A *	678	3,926
Cumulus Media, Inc., Class A *	1,288	591
Daily Journal Corp. *	23	4,708
DreamWorks Animation SKG, Inc., Class A *	362	7,327
Entercom Communications Corp., Class A *	610	6,734
Eros International plc *	135	1,508
Global Eagle Entertainment, Inc. *	224	2,984
Gray Television, Inc. *	326	5,180
Hemisphere Media Group, Inc. *	122	1,651
IMAX Corp. *	554	21,268
Journal Media Group, Inc.	265	3,243
Loral Space & Communications, Inc. *	92	4,113
Martha Stewart Living Omnimedia, Inc., Class A *	235	1,419
MDC Partners, Inc., Class A	381	7,917
Media General, Inc. *	608	9,035
Meredith Corp.	257	12,084
National CineMedia, Inc.	31,049	440,896
New Media Investment Group, Inc.	83,210	1,339,681
Nexstar Broadcasting Group, Inc., Class A	314	16,714
Reading International, Inc., Class A *	278	4,309
Rentrak Corp. *	82	4,525
Saga Communications, Inc., Class A	146	6,281
Scholastic Corp.	266	10,871
SFX Entertainment, Inc. *	382	355
Sinclair Broadcast Group, Inc., Class A	666	19,987
Sizmek, Inc. *	490	2,906
The E.W. Scripps Co., Class A	662	14,604
The New York Times Co., Class A	1,064	14,130
Time, Inc.	786	14,604
Townsquare Media, Inc., Class A *	107	1,173
Tribune Publishing Co.	88	831
		1,997,118
Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Abeona Therapeutics, Inc. *	227	897
ACADIA Pharmaceuticals, Inc. *	664	23,120
Accelerate Diagnostics, Inc. *	200	3,354
Acceleron Pharma, Inc. *	145	4,525
Achillion Pharmaceuticals, Inc. *	1,533	11,988
Acorda Therapeutics, Inc. *	448	16,146
Adamas Pharmaceuticals, Inc. *	54	797
Aduro Biotech, Inc. *	40	1,080
Advaxis, Inc. *	71	787
Aegerion Pharmaceuticals, Inc. *	137	2,011
Security	Number of Shares	Value ($)
Aerie Pharmaceuticals, Inc. *	85	1,939
Affimed N.V. *	109	691
Affymetrix, Inc. *	553	5,088
Agenus, Inc. *	449	2,047
Agile Therapeutics, Inc. *	161	1,278
Akebia Therapeutics, Inc. *	66	589
Akorn, Inc. *	6,330	169,264
Albany Molecular Research, Inc. *	42,582	768,179
Alder Biopharmaceuticals, Inc. *	97	3,102
Alimera Sciences, Inc. *	304	915
AMAG Pharmaceuticals, Inc. *	279	11,160
Amicus Therapeutics, Inc. *	1,196	8,970
Amphastar Pharmaceuticals, Inc. *	80	947
Anacor Pharmaceuticals, Inc. *	306	34,397
ANI Pharmaceuticals, Inc. *	59	2,469
Anthera Pharmaceuticals, Inc. *	171	987
Applied Genetic Technologies Corp. *	57	684
Aratana Therapeutics, Inc. *	208	1,454
Ardelyx, Inc. *	91	1,491
Arena Pharmaceuticals, Inc. *	2,410	4,555
ARIAD Pharmaceuticals, Inc. *	1,930	13,201
Array BioPharma, Inc. *	968	4,956
Arrowhead Research Corp. *	1,262	6,499
Assembly Biosciences, Inc. *	87	835
Asterias Biotherapeutics, Inc. *	325	1,489
Atara Biotherapeutics, Inc. *	169	4,355
aTyr Pharma, Inc. *	66	822
Avalanche Biotechnologies, Inc. *	87	733
Bellicum Pharmaceuticals, Inc. *	65	813
BioCryst Pharmaceuticals, Inc. *	486	4,369
BioDelivery Sciences International, Inc. *	473	2,545
BioSpecifics Technologies Corp. *	132	7,710
BioTime, Inc. *	43	162
Blueprint Medicines Corp. *	52	1,045
Calithera Biosciences, Inc. *	175	1,495
Cambrex Corp. *	216	9,930
Cara Therapeutics, Inc. *	341	4,832
Carbylan Therapeutics, Inc. *	203	731
Catalent, Inc. *	558	14,832
Catalyst Pharmaceuticals, Inc. *	350	1,106
Celldex Therapeutics, Inc. *	944	11,385
Cellular Biomedicine Group, Inc. *	40	840
Cempra, Inc. *	186	4,129
Cepheid *	620	20,708
Charles River Laboratories International, Inc. *	18,900	1,233,036
ChemoCentryx, Inc. *	35	245
Chimerix, Inc. *	283	11,088
Cidara Therapeutics, Inc. *	101	1,376
Clovis Oncology, Inc. *	235	23,479
Coherus Biosciences, Inc. *	53	1,476
Collegium Pharmaceutical, Inc. *	77	1,414
Concert Pharmaceuticals, Inc. *	89	2,021
Corcept Therapeutics, Inc. *	907	3,347
Corium International, Inc. *	104	722
CorMedix, Inc. *	298	757
CTI BioPharma, Corp. *	1,000	1,330
Curis, Inc. *	479	977
Cytokinetics, Inc. *	29	250
CytRx Corp. *	506	1,407
Depomed, Inc. *	571	9,993
22    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Dermira, Inc. *	88	2,375
Dicerna Pharmaceuticals, Inc. *	3	30
Durect Corp. *	581	1,185
Dyax Corp. *	1,136	31,274
Dynavax Technologies Corp. *	416	9,447
Eagle Pharmaceuticals, Inc. *	5,440	346,582
Emergent Biosolutions, Inc. *	205	6,591
Enanta Pharmaceuticals, Inc. *	193	5,421
Endocyte, Inc. *	91	468
Epizyme, Inc. *	125	1,636
Esperion Therapeutics, Inc. *	54	1,296
Exact Sciences Corp. *	739	6,156
Exelixis, Inc. *	2,297	13,828
Fibrocell Science, Inc. *	127	485
FibroGen, Inc. *	207	4,825
Five Prime Therapeutics, Inc. *	157	5,048
Flex Pharma, Inc. *	73	827
Flexion Therapeutics, Inc. *	69	1,137
Fluidigm Corp. *	308	3,329
Foamix Pharmaceuticals Ltd. *	123	877
Foundation Medicine, Inc. *	105	2,354
Galena Biopharma, Inc. *	1,426	2,396
Genocea Biosciences, Inc. *	112	536
Genomic Health, Inc. *	321	6,715
Geron Corp. *	1,639	5,687
Halozyme Therapeutics, Inc. *	1,029	16,104
Harvard Bioscience, Inc. *	268	788
Heron Therapeutics, Inc. *	194	5,319
Heska Corp. *	49	1,507
Horizon Pharma plc *	50,803	798,623
ICON plc *	11,560	738,337
Idera Pharmaceuticals, Inc. *	589	1,626
Ignyta, Inc. *	87	891
Immune Design, Corp. *	60	780
ImmunoGen, Inc. *	886	10,366
Immunomedics, Inc. *	1,236	3,696
Impax Laboratories, Inc. *	640	22,163
INC Research Holdings, Inc., Class A *	36	1,502
Infinity Pharmaceuticals, Inc. *	287	2,970
Inovio Pharmaceuticals, Inc. *	257	1,627
Insmed, Inc. *	332	6,587
Insys Therapeutics, Inc. *	277	7,136
Intersect ENT, Inc. *	50	958
Intra-Cellular Therapies, Inc. *	139	6,651
Invitae Corp. *	96	732
Ironwood Pharmaceuticals, Inc. *	1,155	13,121
Karyopharm Therapeutics, Inc. *	111	1,482
Keryx Biopharmaceuticals, Inc. *	1,269	5,685
Kite Pharma, Inc. *	154	10,480
La Jolla Pharmaceutical Co. *	64	1,599
Lannett Co., Inc. *	294	13,162
Lexicon Pharmaceuticals, Inc. *	586	5,573
Ligand Pharmaceuticals, Inc. *	171	15,450
Lion Biotechnologies, Inc. *	150	971
Loxo Oncology, Inc. *	107	2,502
Luminex Corp. *	81	1,474
MacroGenics, Inc. *	170	5,282
MannKind Corp. *	2,185	7,232
Medgenics, Inc. *	226	1,480
Merrimack Pharmaceuticals, Inc. *	1,255	11,722
MiMedx Group, Inc. *	749	5,453
Mirati Therapeutics, Inc. *	77	2,724
Security	Number of Shares	Value ($)
Momenta Pharmaceuticals, Inc. *	637	10,453
Myriad Genetics, Inc. *	530	21,396
NanoString Technologies, Inc. *	94	1,364
Navidea Biopharmaceuticals, Inc. *	766	1,547
Nektar Therapeutics *	869	10,315
NeoGenomics, Inc. *	263	1,854
Neurocrine Biosciences, Inc. *	737	36,179
NewLink Genetics Corp. *	187	7,156
Northwest Biotherapeutics, Inc. *	454	2,216
Novavax, Inc. *	2,608	17,604
Ocata Therapeutics, Inc. *	270	1,188
Ocular Therapeutix, Inc. *	66	570
Omeros Corp. *	49,915	625,435
OncoMed Pharmaceuticals, Inc. *	102	2,041
Oncothyreon, Inc. *	612	1,812
Ophthotech Corp. *	169	8,438
Orexigen Therapeutics, Inc. *	1,156	3,514
Organovo Holdings, Inc. *	547	1,646
Osiris Therapeutics, Inc.	165	2,810
Otonomy, Inc. *	64	1,385
OvaScience, Inc. *	118	1,530
Pacific Biosciences of California, Inc. *	418	2,968
Pacira Pharmaceuticals, Inc. *	13,816	690,109
Paratek Pharmaceuticals, Inc. *	55	955
PAREXEL International Corp. *	489	30,866
PDL BioPharma, Inc.	437	2,001
Peregrine Pharmaceuticals, Inc. *	2,024	2,267
Pernix Therapeutics Holdings, Inc. *	319	896
Pfenex, Inc. *	76	1,374
Phibro Animal Health Corp., Class A	37,905	1,264,511
Portola Pharmaceuticals, Inc. *	242	11,522
POZEN, Inc. *	383	2,241
PRA Health Sciences, Inc. *	11,785	412,946
Prestige Brands Holdings, Inc. *	496	24,309
Progenics Pharmaceuticals, Inc. *	448	3,288
Proteon Therapeutics, Inc. *	89	1,219
Prothena Corp. plc *	221	11,384
PTC Therapeutics, Inc. *	208	5,173
Radius Health, Inc. *	190	12,204
Raptor Pharmaceutical Corp. *	660	3,597
Regulus Therapeutics, Inc. *	229	1,523
Relypsa, Inc. *	192	3,070
Repligen Corp. *	149	4,953
Retrophin, Inc. *	196	3,749
Revance Therapeutics, Inc. *	57	2,233
Rigel Pharmaceuticals, Inc. *	997	2,532
Sage Therapeutics, Inc. *	91	4,571
Sagent Pharmaceuticals, Inc. *	189	3,177
Sangamo BioSciences, Inc. *	652	4,597
Sarepta Therapeutics, Inc. *	303	7,290
SciClone Pharmaceuticals, Inc. *	423	3,223
Sequenom, Inc. *	797	1,395
Sorrento Therapeutics, Inc. *	86	743
Spark Therapeutics, Inc. *	22	1,186
Spectrum Pharmaceuticals, Inc. *	126	656
Stemline Therapeutics, Inc. *	66	587
Sucampo Pharmaceuticals, Inc., Class A *	245	4,743
Supernus Pharmaceuticals, Inc. *	164	2,706
Synergy Pharmaceuticals, Inc. *	849	5,442
Synta Pharmaceuticals Corp. *	932	624
T2 Biosystems, Inc. *	43	478
See financial notes    23

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Teligent, Inc. *	309	2,246
TESARO, Inc. *	176	8,003
Tetraphase Pharmaceuticals, Inc. *	253	2,285
TG Therapeutics, Inc. *	269	3,328
The Medicines Co. *	15,536	531,953
TherapeuticsMD, Inc. *	992	5,823
Theravance Biopharma, Inc. *	214	3,199
Theravance, Inc.	857	7,524
Threshold Pharmaceuticals, Inc. *	1,100	4,191
Tobira Therapeutics, Inc. *	77	776
Tokai Pharmaceuticals, Inc. *	98	1,083
Trevena, Inc. *	221	2,126
Trovagene, Inc. *	140	603
Ultragenyx Pharmaceutical, Inc. *	250	24,838
Vanda Pharmaceuticals, Inc. *	60,059	645,034
Verastem, Inc. *	132	243
Versartis, Inc. *	63	651
Vitae Pharmaceuticals, Inc. *	32	380
Vital Therapies, Inc. *	63	490
VIVUS, Inc. *	1,152	1,452
XBiotech, Inc. *	72	1,021
Xencor, Inc. *	161	1,744
XenoPort, Inc. *	356	2,175
XOMA Corp. *	1,300	1,586
Zafgen, Inc. *	97	934
ZIOPHARM Oncology, Inc. *	1,146	13,053
Zogenix, Inc. *	73	861
ZS Pharma, Inc. *	65	4,226
		9,267,200
Real Estate 3.8%
Acadia Realty Trust	571	18,780
Agree Realty Corp.	205	6,638
Alexander & Baldwin, Inc.	485	18,304
Alexander's, Inc.	13	5,134
Altisource Asset Management Corp. *	14	344
Altisource Portfolio Solutions S.A. *	138	3,700
Altisource Residential Corp.	391	5,626
American Assets Trust, Inc.	397	16,738
American Capital Mortgage Investment Corp.	239	3,468
American Residential Properties, Inc.	76	1,259
Anworth Mortgage Asset Corp.	1,734	8,271
Apollo Commercial Real Estate Finance, Inc.	220	3,654
Apollo Residential Mortgage, Inc.	118	1,519
ARMOUR Residential REIT, Inc.	532	10,917
Ashford Hospitality Prime, Inc.	39	573
Ashford Hospitality Trust, Inc.	971	6,680
AV Homes, Inc. *	49	649
Capstead Mortgage Corp.	362	3,493
CareTrust REIT, Inc.	222	2,513
CatchMark Timber Trust, Inc., Class A	121	1,325
Cedar Realty Trust, Inc.	817	5,711
Chambers Street Properties	2,296	16,256
Chatham Lodging Trust	257	5,883
Chesapeake Lodging Trust	553	15,230
Colony Capital, Inc., Class A	912	18,550
Consolidated-Tomoka Land Co.	43	2,204
CoreSite Realty Corp.	184	10,111
Cousins Properties, Inc.	1,917	19,247
Security	Number of Shares	Value ($)
CubeSmart	1,092	30,379
CyrusOne, Inc.	520	18,346
CYS Investments, Inc.	1,885	14,552
DCT Industrial Trust, Inc.	762	28,285
DiamondRock Hospitality Co.	67,636	789,988
DuPont Fabros Technology, Inc.	632	20,281
Dynex Capital, Inc.	185	1,227
Easterly Government Properties, Inc.	91	1,591
EastGroup Properties, Inc.	304	17,073
Education Realty Trust, Inc.	28,800	1,034,208
EPR Properties	353	20,054
Equity One, Inc.	405	10,765
FelCor Lodging Trust, Inc.	1,360	10,948
First Industrial Realty Trust, Inc.	890	19,295
First Potomac Realty Trust	864	10,187
Forestar Group, Inc. *	464	6,566
Franklin Street Properties Corp.	580	6,044
FRP Holdings, Inc. *	34	1,122
Government Properties Income Trust	748	12,177
Gramercy Property Trust, Inc.	249	5,647
Great Ajax Corp.	104	1,345
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	202	3,638
Hatteras Financial Corp.	621	8,887
Healthcare Realty Trust, Inc.	734	19,348
Hersha Hospitality Trust	437	10,492
Highwoods Properties, Inc.	745	32,370
Hudson Pacific Properties, Inc.	685	19,570
Independence Realty Trust, Inc.	198	1,552
InfraREIT, Inc.	91	2,173
Inland Real Estate Corp.	668	5,912
Invesco Mortgage Capital, Inc.	1,302	15,689
Investors Real Estate Trust	593	4,815
iStar, Inc. *	973	12,591
Kennedy-Wilson Holdings, Inc.	717	17,581
Kite Realty Group Trust	545	14,393
Ladder Capital Corp.	124	1,768
LaSalle Hotel Properties	12,411	365,008
Lexington Realty Trust	1,679	14,842
LTC Properties, Inc.	147	6,299
Mack-Cali Realty Corp.	692	15,058
Marcus & Millichap, Inc. *	31	1,351
Medical Properties Trust, Inc.	1,616	18,261
Monmouth Real Estate Investment Corp.	752	7,828
Monogram Residential Trust, Inc.	862	8,499
National Health Investors, Inc.	318	18,679
National Storage Affiliates Trust	3	45
New Residential Investment Corp.	1,497	18,159
New Senior Investment Group, Inc.	132,930	1,331,959
New York Mortgage Trust, Inc.	794	4,510
New York REIT, Inc.	1,141	13,007
NexPoint Residential Trust, Inc.	100	1,318
One Liberty Properties, Inc.	123	2,898
Parkway Properties, Inc.	754	12,614
Pebblebrook Hotel Trust	628	21,465
Pennsylvania Real Estate Investment Trust	438	9,846
PennyMac Mortgage Investment Trust	319	4,664
Physicians Realty Trust	503	8,038
Potlatch Corp.	316	9,872
24    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	7	77
PS Business Parks, Inc.	150	12,868
QTS Realty Trust, Inc., Class A	97	4,172
RAIT Financial Trust	1,290	6,256
Ramco-Gershenson Properties Trust	919	15,439
RE/MAX Holdings, Inc., Class A	41	1,544
Redwood Trust, Inc.	597	7,928
Resource Capital Corp.	365	4,687
Retail Opportunity Investments Corp.	1,003	18,184
Rexford Industrial Realty, Inc.	761	11,529
RLJ Lodging Trust	1,055	26,470
Rouse Properties, Inc.	488	8,584
Ryman Hospitality Properties, Inc.	360	18,936
Sabra Health Care REIT, Inc.	485	11,000
Saul Centers, Inc.	143	8,018
Select Income REIT	303	6,121
Silver Bay Realty Trust Corp.	376	6,091
Sovran Self Storage, Inc.	326	32,558
STAG Industrial, Inc.	506	10,383
Starwood Waypoint Residential Trust	276	6,790
STORE Capital Corp.	251	5,690
Strategic Hotels & Resorts, Inc. *	2,115	29,821
Summit Hotel Properties, Inc.	127,576	1,668,694
Sun Communities, Inc.	430	28,819
Sunstone Hotel Investors, Inc.	1,920	27,763
Tejon Ranch Co. *	287	6,466
Terreno Realty Corp.	337	7,542
The Geo Group, Inc.	710	22,912
The St. Joe Co. *	471	9,335
United Development Funding IV	84	1,445
Universal Health Realty Income Trust	106	5,267
Urban Edge Properties	502	11,917
Urstadt Biddle Properties, Inc., Class A	224	4,502
Washington Real Estate Investment Trust	351	9,481
Western Asset Mortgage Capital Corp.	312	3,563
Xenia Hotels & Resorts, Inc.	764	13,248
		6,411,956
Retailing 4.4%
Abercrombie & Fitch Co., Class A	420	8,900
America's Car-Mart, Inc. *	38	1,301
American Eagle Outfitters, Inc.	1,386	21,178
Asbury Automotive Group, Inc. *	265	20,988
Ascena Retail Group, Inc. *	96,698	1,288,017
Barnes & Noble Education, Inc. *	233	3,437
Barnes & Noble, Inc.	369	4,793
bebe stores, Inc.	766	850
Big 5 Sporting Goods Corp.	100	915
Big Lots, Inc.	447	20,607
Boot Barn Holdings, Inc. *	47	705
Build-A-Bear Workshop, Inc. *	61	949
Burlington Stores, Inc. *	21,474	1,032,470
Caleres, Inc.	203	6,204
Chico's FAS, Inc.	1,048	14,483
Christopher & Banks Corp. *	284	415
Citi Trends, Inc.	57	1,515
Conn's, Inc. *	257	4,875
Core-Mark Holding Co., Inc.	210	17,071
Destination XL Group, Inc. *	286	1,670
Security	Number of Shares	Value ($)
Etsy, Inc. *	101	1,101
EVINE Live, Inc. *	338	872
Express, Inc. *	532	10,268
Fenix Parts, Inc. *	66	519
Five Below, Inc. *	454	15,590
Francesca's Holdings Corp. *	230	3,268
Fred's, Inc., Class A	80,470	1,112,900
FTD Cos., Inc. *	208	5,891
Genesco, Inc. *	257	16,101
Group 1 Automotive, Inc.	214	18,607
Guess?, Inc.	256	5,389
Haverty Furniture Cos., Inc.	81	1,896
Hibbett Sports, Inc. *	135	4,612
HSN, Inc.	301	18,617
Kirkland's, Inc.	300	6,897
Lands' End, Inc. *	107	2,641
Liberty TripAdvisor Holdings, Inc., Class A *	449	14,004
Lithia Motors, Inc., Class A	219	25,708
Lumber Liquidators Holdings, Inc. *	132	1,824
MarineMax, Inc. *	149	2,354
Mattress Firm Holding Corp. *	92	3,916
Monro Muffler Brake, Inc.	307	22,770
Nutrisystem, Inc.	331	7,656
Outerwall, Inc.	185	11,100
Overstock.com, Inc. *	66	1,034
Party City Holdco, Inc. *	69	1,092
Pier 1 Imports, Inc.	796	5,906
Pool Corp.	384	31,311
Rent-A-Center, Inc.	355	6,529
Restoration Hardware Holdings, Inc. *	9,123	940,490
Select Comfort Corp. *	428	9,074
Shoe Carnival, Inc.	70	1,573
Shutterfly, Inc. *	400	16,684
Sonic Automotive, Inc., Class A	451	11,248
Sportsman's Warehouse Holdings, Inc. *	124	1,334
Stage Stores, Inc.	60,960	593,141
Stein Mart, Inc.	490	4,341
Systemax, Inc. *	93	862
The Buckle, Inc.	280	9,923
The Cato Corp., Class A	30,766	1,161,724
The Children's Place, Inc.	150	8,051
The Container Store Group, Inc. *	102	1,164
The Finish Line, Inc., Class A	505	9,408
The Men's Wearhouse, Inc.	20,236	809,035
The Pep Boys - Manny, Moe & Jack *	121	1,820
Tile Shop Holdings, Inc. *	190	2,757
Tilly's, Inc., Class A *	39	284
Travelport Worldwide Ltd.	710	9,621
Tuesday Morning Corp. *	672	3,636
Vitamin Shoppe, Inc. *	264	7,574
VOXX International Corp. *	301	1,553
Wayfair, Inc., Class A *	51	2,156
West Marine, Inc. *	151	1,537
Weyco Group, Inc.	68	1,931
Winmark Corp.	26	2,620
Zumiez, Inc. *	104	1,818
		7,427,075
See financial notes    25

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.1%
Advanced Energy Industries, Inc. *	353	9,983
Advanced Micro Devices, Inc. *	3,388	7,183
Alpha & Omega Semiconductor Ltd. *	46	408
Ambarella, Inc. *	241	11,915
Amkor Technology, Inc. *	1,019	6,338
Applied Micro Circuits Corp. *	476	3,084
Axcelis Technologies, Inc. *	1,509	4,225
Brooks Automation, Inc.	30	331
Cabot Microelectronics Corp. *	230	9,699
Cascade Microtech, Inc. *	91	1,394
Cavium, Inc. *	403	28,593
CEVA, Inc. *	286	6,684
Cirrus Logic, Inc. *	600	18,498
Cypress Semiconductor Corp. *	68,121	717,995
Diodes, Inc. *	365	8,359
DSP Group, Inc. *	82	828
Entegris, Inc. *	995	12,766
Exar Corp. *	382	2,174
Fairchild Semiconductor International, Inc. *	1,027	17,130
FormFactor, Inc. *	826	6,806
Inphi Corp. *	306	9,110
Integrated Device Technology, Inc. *	1,077	27,463
Integrated Silicon Solution, Inc.	493	11,083
Intersil Corp., Class A	930	12,602
Kopin Corp. *	1,298	3,466
Lattice Semiconductor Corp. *	821	3,760
M/A-COM Technology Solutions Holdings, Inc. *	55	1,856
Mattson Technology, Inc. *	426	997
MaxLinear, Inc., Class A *	452	5,876
Microsemi Corp. *	19,910	716,959
MKS Instruments, Inc.	405	14,272
Monolithic Power Systems, Inc.	349	21,785
Nanometrics, Inc. *	425	6,494
NeoPhotonics Corp. *	154	1,274
NVE Corp.	36	2,134
OmniVision Technologies, Inc. *	483	13,944
PDF Solutions, Inc. *	270	2,851
Pericom Semiconductor Corp.	101	1,762
Photronics, Inc. *	432	4,143
PMC-Sierra, Inc. *	1,182	14,089
Power Integrations, Inc.	321	16,246
Rambus, Inc. *	914	9,432
Semtech Corp. *	581	10,168
Sigma Designs, Inc. *	117	1,031
Silicon Laboratories, Inc. *	261	13,042
Synaptics, Inc. *	232	19,741
Tessera Technologies, Inc.	531	18,569
Ultra Clean Holdings, Inc. *	244	1,191
Ultratech, Inc. *	215	3,360
Veeco Instruments, Inc. *	284	5,118
Xcerra Corp. *	528	3,664
		1,851,875
Software & Services 11.0%
6D Global Technologies, Inc. *(d)	209	456
A10 Networks, Inc. *	325	2,334
ACI Worldwide, Inc. *	816	19,543
Security	Number of Shares	Value ($)
Actua Corp. *	91,188	1,262,954
Acxiom Corp. *	571	12,631
Amber Road, Inc. *	204	820
American Software, Inc., Class A	406	4,153
Angie's List, Inc. *	196	1,515
Apigee Corp. *	126	1,216
Aspen Technology, Inc. *	598	24,751
AVG Technologies N.V. *	261	6,186
Bankrate, Inc. *	376	4,463
Barracuda Networks, Inc. *	64	1,228
Bazaarvoice, Inc. *	700	3,101
Benefitfocus, Inc. *	40	1,278
Blackbaud, Inc.	445	27,897
Blackhawk Network Holdings, Inc. *	298	12,689
Blucora, Inc. *	369	3,616
Bottomline Technologies de, Inc. *	508	14,061
Box, Inc., Class A *	78	973
Brightcove, Inc. *	325	2,015
BroadSoft, Inc. *	281	8,984
CACI International, Inc., Class A *	246	23,872
Callidus Software, Inc. *	49,312	856,549
Cardtronics, Inc. *	36,145	1,247,002
Care.com, Inc. *	115	691
Cass Information Systems, Inc.	37	1,930
ChannelAdvisor Corp. *	195	1,700
Ciber, Inc. *	1,217	4,345
Cimpress N.V. *	301	23,749
Code Rebel Corp. *	46	229
CommVault Systems, Inc. *	340	13,777
comScore, Inc. *	333	14,246
Constant Contact, Inc. *	133	3,471
Convergys Corp.	611	15,684
Cornerstone OnDemand, Inc. *	398	12,537
Criteo S.A. ADR *	43,030	1,637,722
CSG Systems International, Inc.	346	11,598
Cvent, Inc. *	139	4,394
Datalink Corp. *	156	1,139
Demandware, Inc. *	293	16,613
Digimarc Corp. *	61	1,370
Digital Turbine, Inc. *	435	722
EarthLink Holdings Corp.	768	6,566
Ebix, Inc.	202	5,601
Ellie Mae, Inc. *	167	12,188
Endurance International Group Holdings, Inc. *	42,613	568,031
Envestnet, Inc. *	355	10,600
EPAM Systems, Inc. *	315	24,365
Epiq Systems, Inc.	423	5,837
Euronet Worldwide, Inc. *	460	36,910
Everi Holdings, Inc. *	597	2,794
EVERTEC, Inc.	315	5,746
Everyday Health, Inc. *	96	902
ExlService Holdings, Inc. *	380	16,819
Fair Isaac Corp.	286	26,418
Five9, Inc. *	264	1,143
Fleetmatics Group plc *	14,482	806,068
Forrester Research, Inc.	34,609	1,116,832
Gigamon, Inc. *	21,026	551,512
Globant S.A. *	47	1,625
Glu Mobile, Inc. *	236	972
Gogo, Inc. *	606	8,563
GrubHub, Inc. *	700	16,786
26    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
GTT Communications, Inc. *	179	3,351
Guidance Software, Inc. *	162	914
Guidewire Software, Inc. *	458	26,669
Heartland Payment Systems, Inc.	349	25,826
Hortonworks, Inc. *	54	1,051
HubSpot, Inc. *	68	3,528
Imperva, Inc. *	182	12,853
Infoblox, Inc. *	409	6,671
Interactive Intelligence Group, Inc. *	204	6,597
Internap Corp. *	720	4,867
Intralinks Holdings, Inc. *	665	5,819
j2 Global, Inc.	6,999	542,772
Jive Software, Inc. *	257	1,252
Limelight Networks, Inc. *	612	1,248
Liquidity Services, Inc. *	38	311
LivePerson, Inc. *	533	4,157
LogMeIn, Inc. *	16,596	1,117,907
Luxoft Holding, Inc. *	73	4,865
Manhattan Associates, Inc. *	619	45,094
ManTech International Corp., Class A	49	1,416
Marchex, Inc., Class B	207	894
Marin Software, Inc. *	241	863
Marketo, Inc. *	110	3,237
MAXIMUS, Inc.	15,918	1,085,608
MaxPoint Interactive, Inc. *	171	824
Mentor Graphics Corp.	561	15,259
MicroStrategy, Inc., Class A *	91	15,658
MobileIron, Inc. *	159	614
Model N, Inc. *	157	1,586
ModusLink Global Solutions, Inc. *	891	2,575
MoneyGram International, Inc. *	348	3,518
Monotype Imaging Holdings, Inc.	438	11,975
Monster Worldwide, Inc. *	103,775	650,669
NeuStar, Inc., Class A *	257	6,988
New Relic, Inc. *	43	1,705
NIC, Inc.	599	11,363
OPOWER, Inc. *	124	1,197
Park City Group, Inc. *	110	1,282
Paycom Software, Inc. *	128	4,865
Paylocity Holding Corp. *	41	1,376
Pegasystems, Inc.	464	12,941
Perficient, Inc. *	203	3,394
PFSweb, Inc. *	2	32
Progress Software Corp. *	195	4,735
Proofpoint, Inc. *	13,430	946,009
PROS Holdings, Inc. *	257	6,173
Q2 Holdings, Inc. *	116	2,859
QAD, Inc., Class A	148	3,780
Qlik Technologies, Inc. *	623	19,544
Qualys, Inc. *	152	5,369
QuinStreet, Inc. *	551	3,058
Quotient Technology, Inc. *	219	1,213
RealNetworks, Inc. *	144	559
RealPage, Inc. *	505	8,535
Reis, Inc.	91	2,215
RetailMeNot, Inc. *	153	1,345
RingCentral, Inc., Class A *	20,586	380,841
Rovi Corp. *	14,170	129,656
Sapiens International Corp. N.V.	293	3,460
Science Applications International Corp.	260	11,924
SciQuest, Inc. *	370	4,388
Security	Number of Shares	Value ($)
ServiceSource International, Inc. *	546	2,331
Shutterstock, Inc. *	15,737	448,190
Silver Spring Networks, Inc. *	299	3,920
SPS Commerce, Inc. *	166	11,922
Stamps.com, Inc. *	166	12,551
Sykes Enterprises, Inc. *	209	6,061
Synchronoss Technologies, Inc. *	298	10,484
Syntel, Inc. *	343	16,135
Take-Two Interactive Software, Inc. *	624	20,717
Tangoe, Inc. *	530	4,388
TeleCommunication Systems, Inc., Class A *	440	1,800
TeleTech Holdings, Inc.	251	7,304
Textura, Corp. *	171	5,021
The Hackett Group, Inc.	327	4,866
The Rubicon Project, Inc. *	160,754	2,437,031
TiVo, Inc. *	675	6,129
Travelzoo, Inc. *	203	1,815
TrueCar, Inc. *	240	1,474
TubeMogul, Inc. *	94	1,123
Tyler Technologies, Inc. *	270	45,997
Unisys Corp. *	452	6,057
United Online, Inc. *	94	1,098
Varonis Systems, Inc. *	61	974
VASCO Data Security International, Inc. *	211	4,011
VeriFone Systems, Inc. *	32,680	984,975
Verint Systems, Inc. *	402	19,127
VirnetX Holding Corp. *	369	1,402
Virtusa Corp. *	14,120	810,912
Web.com Group, Inc. *	553	12,979
WebMD Health Corp. *	213	8,661
Wix.com Ltd. *	132	2,920
Workiva, Inc. *	103	1,708
XO Group, Inc. *	322	4,872
Xoom Corp. *	445	11,098
Xura, Inc. *	58	1,501
Yodlee, Inc. *	96	1,611
Zendesk, Inc. *	178	3,581
		18,654,482
Technology Hardware & Equipment 4.3%
ADTRAN, Inc.	546	8,479
Aerohive Networks, Inc. *	194	1,308
Agilysys, Inc. *	60	682
Anixter International, Inc. *	145	9,944
Applied Optoelectronics, Inc. *	98	2,021
Avid Technology, Inc. *	246	2,079
AVX Corp.	106	1,431
Badger Meter, Inc.	136	8,239
Bel Fuse, Inc., Class B	120	2,164
Belden, Inc.	32,817	2,101,273
Benchmark Electronics, Inc. *	565	11,176
Black Box Corp.	68	830
CalAmp Corp. *	398	7,546
Checkpoint Systems, Inc.	138	1,032
Ciena Corp. *	1,030	24,864
Clearfield, Inc. *	106	1,487
Coherent, Inc. *	14,564	789,369
Comtech Telecommunications Corp.	298	7,200
Cray, Inc. *	290	8,593
See financial notes    27

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
CTS Corp.	35,734	649,644
Diebold, Inc.	38,222	1,409,245
Digi International, Inc. *	149	1,922
DTS, Inc. *	286	8,511
Eastman Kodak Co. *	83	1,039
Electro Rent Corp.	245	2,543
Electronics for Imaging, Inc. *	279	12,957
EMCORE Corp. *	102	698
ePlus, Inc. *	28	2,364
Extreme Networks, Inc. *	1,418	5,091
Fabrinet *	249	5,396
FARO Technologies, Inc. *	117	3,953
FEI Co.	276	19,924
Finisar Corp. *	940	10,688
GSI Group, Inc. *	370	4,999
Harmonic, Inc. *	590	3,398
II-VI, Inc. *	642	11,633
Imation Corp. *	340	687
Immersion Corp. *	119	1,545
Infinera Corp. *	974	19,246
Insight Enterprises, Inc. *	288	7,315
InterDigital, Inc.	360	18,266
InvenSense, Inc. *	447	5,328
Itron, Inc. *	205	7,530
Ixia *	309	4,453
Kimball Electronics, Inc. *	123	1,401
Knowles Corp. *	461	7,680
KVH Industries, Inc. *	129	1,264
Littelfuse, Inc.	217	21,685
Mercury Systems, Inc. *	473	8,117
Mesa Laboratories, Inc.	31	3,467
Methode Electronics, Inc.	309	10,299
MTS Systems Corp.	124	8,188
Multi-Fineline Electronix, Inc. *	162	3,010
NETGEAR, Inc. *	363	15,028
NetScout Systems, Inc. *	696	24,966
Newport Corp. *	511	7,721
Nimble Storage, Inc. *	269	6,079
Novatel Wireless, Inc. *	421	905
Oclaro, Inc. *	788	2,309
OSI Systems, Inc. *	217	18,701
PC Connection, Inc.	112	2,603
Plantronics, Inc.	231	12,386
Plexus Corp. *	274	9,486
Polycom, Inc. *	729	10,046
QLogic Corp. *	403	4,997
Quantum Corp. *	1,535	1,289
RealD, Inc. *	627	6,377
Rofin-Sinar Technologies, Inc. *	393	11,381
Rogers Corp. *	112	5,210
Ruckus Wireless, Inc. *	38,510	434,393
Sanmina Corp. *	875	18,086
ScanSource, Inc. *	35,186	1,214,269
ShoreTel, Inc. *	202	1,907
Sonus Networks, Inc. *	179	1,183
Stratasys Ltd. *	285	7,267
Super Micro Computer, Inc. *	323	9,112
SYNNEX Corp.	257	22,729
Tech Data Corp. *	203	14,776
TTM Technologies, Inc. *	704	5,139
Ubiquiti Networks, Inc. *	261	7,616
Universal Display Corp. *	351	12,043
Security	Number of Shares	Value ($)
ViaSat, Inc. *	395	26,054
Violin Memory, Inc. *	593	955
Vishay Intertechnology, Inc.	722	7,653
Vishay Precision Group, Inc. *	109	1,279
		7,197,148
Telecommunication Services 2.2%
8x8, Inc. *	76,325	813,624
Atlantic Tele-Network, Inc.	34	2,598
Boingo Wireless, Inc. *	80	618
Cincinnati Bell, Inc. *	1,940	7,314
Cogent Communications Holdings, Inc.	398	12,227
Consolidated Communications Holdings, Inc.	434	9,591
FairPoint Communications, Inc. *	420	6,737
General Communication, Inc., Class A *	408	8,309
Globalstar, Inc. *	2,732	4,918
Hawaiian Telcom Holdco, Inc. *	69	1,575
inContact, Inc. *	312,202	2,778,598
Inteliquent, Inc.	245	5,076
Intelsat S.A. *	128	847
Iridium Communications, Inc. *	595	4,885
NTELOS Holdings Corp. *	106	974
ORBCOMM, Inc. *	200	1,188
Pacific DataVision, Inc. *	34	953
Premiere Global Services, Inc. *	787	10,766
Shenandoah Telecommunications Co.	209	9,779
Spok Holdings, Inc.	257	4,634
Straight Path Communications, Inc., Class B *	44	1,364
Vonage Holdings Corp. *	1,484	9,008
Windstream Holdings, Inc.	196	1,276
		3,696,859
Transportation 0.5%
Air Transport Services Group, Inc. *	673	6,589
Allegiant Travel Co.	121	23,891
ArcBest Corp.	334	8,651
Atlas Air Worldwide Holdings, Inc. *	244	10,063
Celadon Group, Inc.	131	1,897
Covenant Transport Group, Inc., Class A *	55	1,061
Eagle Bulk Shipping, Inc. *	205	1,250
Echo Global Logistics, Inc. *	62	1,475
Forward Air Corp.	308	13,971
Golden Ocean Group Ltd.	271	534
Hawaiian Holdings, Inc. *	485	16,829
Heartland Express, Inc.	343	6,459
Hub Group, Inc., Class A *	177	7,076
Knight Transportation, Inc.	490	12,456
Marten Transport Ltd.	113	1,852
Matson, Inc.	322	14,757
Navios Maritime Holdings, Inc.	675	1,424
P.A.M. Transportation Services, Inc. *	48	1,714
Park-Ohio Holdings Corp.	53	1,828
Radiant Logistics, Inc. *	95	377
Roadrunner Transportation Systems, Inc. *	377	4,011
Safe Bulkers, Inc.	243	748
Saia, Inc. *	93	2,196
28    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Scorpio Bulkers, Inc. *	1,065	1,491
SkyWest, Inc.	188	3,580
Swift Transportation Co. *	820	12,817
Ultrapetrol Bahamas Ltd. *	1,100	495
Universal Truckload Services, Inc.	73	1,167
USA Truck, Inc. *	31	564
UTi Worldwide, Inc. *	88,421	630,442
Virgin America, Inc. *	92	3,276
Werner Enterprises, Inc.	462	12,225
Wesco Aircraft Holdings, Inc. *	180	2,243
XPO Logistics, Inc. *	532	14,768
YRC Worldwide, Inc. *	174	3,177
		827,354
Utilities 2.1%
Abengoa Yield plc	439	8,135
ALLETE, Inc.	270	13,557
American States Water Co.	422	17,196
Artesian Resources Corp., Class A	252	6,139
Atlantic Power Corp.	1,045	2,132
Avista Corp.	343	11,610
Black Hills Corp.	401	18,358
California Water Service Group	286	6,395
Chesapeake Utilities Corp.	55	2,872
Cleco Corp.	498	26,394
Connecticut Water Service, Inc.	59	2,172
Consolidated Water Co., Ltd.	113	1,251
Dynegy, Inc. *	1,065	20,693
El Paso Electric Co.	450	17,401
Genie Energy Ltd., Class B	129	1,463
IDACORP, Inc.	422	28,211
MGE Energy, Inc.	265	10,936
Middlesex Water Co.	87	2,242
New Jersey Resources Corp.	26,557	841,326
Northwest Natural Gas Co.	301	14,379
NorthWestern Corp.	263	14,252
NRG Yield, Inc., Class A	75	1,030
NRG Yield, Inc., Class C	185	2,671
ONE Gas, Inc.	310	15,140
Ormat Technologies, Inc.	322	12,146
Otter Tail Corp.	409	11,223
Pattern Energy Group, Inc.	210	4,912
Piedmont Natural Gas Co., Inc.	500	28,655
PNM Resources, Inc.	427	12,007
Portland General Electric Co.	633	23,472
SJW Corp.	65	2,062
South Jersey Industries, Inc.	724	19,193
Southwest Gas Corp.	437	26,858
Spark Energy, Inc., Class A	99	1,679
Talen Energy Corp. *	328	2,847
The Empire District Electric Co.	106	2,390
The Laclede Group, Inc.	19,243	1,127,062
The York Water Co.	254	5,888
UIL Holdings Corp.	523	26,668
Vivint Solar, Inc. *	386	4,566
WGL Holdings, Inc.	17,752	1,104,707
		3,502,290
Total Common Stock
(Cost $146,641,229)		154,713,677

Security	Number of Shares	Value ($)
Other Investment Companies 8.4% of net assets
Equity Funds 3.1%
iShares Russell 2000 ETF	1,619	186,735
iShares Russell Mid-Cap ETF	30,550	5,044,111
		5,230,846
Money Market Fund 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	8,890,569	8,890,569
Total Other Investment Companies
(Cost $14,208,273)		14,121,415

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(d)(e)	66	645
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	861	2,169
Total Rights
(Cost $2,814)		2,814

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—
Total Warrants
(Cost $—)		—
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.03%, 02/25/16 (a)(b)	6,000	5,999
Total Short-Term Investment
(Cost $5,999)		5,999

End of Investments.

See financial notes    29

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings continued

At 10/31/15, the tax basis cost of the fund's investments was $160,575,313 and the unrealized appreciation and depreciation were $23,166,274 and ($14,897,682), respectively, with a net appreciation of $8,268,592.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $11,945 or 0.0% of net assets.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	22	2,548,260	65,981

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$136,059,195	$—	$—	$136,059,195
Software & Services	18,654,026	—	456	18,654,482
Other Investment Companies[1]	14,121,415	—	—	14,121,415
Rights [1]	—	—	2,814	2,814
Warrants [1]	—	—	—	—
Short-Term Investment[1]	—	5,999	—	5,999
Total	$168,834,636	$5,999	$3,270	$168,843,905
Other Financial Instruments
Futures Contracts[2]	$65,981	$—	$—	$65,981
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock	$—	$—	($963)	$1,419	$—	$—	$—	$456
Rights	2,814	—	—	—	—	—	—	2,814
Total	$2,814	$—	($963)	$1,419	$—	$—	$—	$3,270
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($963).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
30    See financial notes

Laudus Small-Cap MarketMasters Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $160,858,315)		$168,843,905
Deposit with broker for futures contracts		566,100
Receivables:
Investments sold		1,416,217
Fund shares sold		745,188
Dividends		35,938
Prepaid expenses	+	15,970
Total assets		171,623,318
Liabilities
Payables:
Investments bought		2,642,880
Investment adviser and administrator fees		28,833
Shareholder service fees		4,334
Fund shares redeemed		66,955
Variation margin on futures contracts		8,249
Accrued expenses	+	54,710
Total liabilities		2,805,961
Net Assets
Total assets		171,623,318
Total liabilities	–	2,805,961
Net assets		$168,817,357
Net Assets by Source
Capital received from investors		150,524,567
Distributions in excess of net investment income		(4,520)
Net realized capital gains		10,245,739
Net unrealized capital appreciation		8,051,571

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$62,280,192		3,574,632		$17.42
Select Shares	$106,537,165		6,009,636		$17.73

See financial notes    31

Laudus Small-Cap MarketMasters Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $577)		$2,074,644
Interest	+	17
Total investment income		2,074,661
Expenses
Investment adviser and administrator fees		2,193,444
Shareholder service fees:
Investor Shares		167,937
Select Shares		235,601
Portfolio accounting fees		62,962
Transfer agent fees		48,263
Custodian fees		45,065
Professional fees		41,605
Shareholder reports		24,660
Registration fees		16,017
Independent trustees' fees		7,738
Proxy fees		1,432
Interest expense		180
Other expenses	+	11,103
Total expenses		2,856,007
Expense reduction by CSIM and its affiliates	–	501,664
Net expenses	–	2,354,343
Net investment loss		(279,682)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		11,039,588
Net realized gains on futures contracts	+	546,273
Net realized gains		11,585,861
Net change in unrealized appreciation (depreciation) on investments		(10,620,468)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(90,638)
Net change in unrealized appreciation (depreciation)	+	(10,711,106)
Net realized and unrealized gains		874,755
Increase in net assets resulting from operations		$595,073
32    See financial notes

Laudus Small-Cap MarketMasters Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment loss		($279,682)	($333,865)
Net realized gains		11,585,861	26,752,312
Net change in unrealized appreciation (depreciation)	+	(10,711,106)	(17,949,435)
Increase in net assets from operations		595,073	8,469,012
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(112,615)	—
Select Shares	+	(400,670)	—
Total distributions from net investment income		(513,285)	—
Distributions from net realized gains
Investor Shares		(1,348,302)	—
Select Shares	+	(2,370,239)	—
Total distributions from net realized gains		(3,718,541)	—
Total distributions		($4,231,826)	$—

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		83,739	$1,529,010	72,396	$1,292,414
Select Shares	+	1,188,034	21,470,184	1,598,068	28,503,925
Total shares sold		1,271,773	$22,999,194	1,670,464	$29,796,339
Shares Reinvested
Investor Shares		76,269	$1,302,677	—	$—
Select Shares	+	156,402	2,715,136	—	—
Total shares reinvested		232,671	$4,017,813	—	$—
Shares Redeemed
Investor Shares		(498,439)	($9,134,342)	(547,678)	($9,687,773)
Select Shares	+	(1,995,617)	(38,009,762)	(1,362,207)	(24,624,208)
Total shares redeemed		(2,494,056)	($47,144,104)	(1,909,885)	($34,311,981)
Net transactions in fund shares		(989,612)	($20,127,097)	(239,421)	($4,515,642)
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,573,880	$192,581,207	10,813,301	$188,627,837
Total increase or decrease	+	(989,612)	(23,763,850)	(239,421)	3,953,370
End of period		9,584,268	$168,817,357	10,573,880	$192,581,207
Distributions in excess of net investment income			($4,520)		($1,405,856)
See financial notes    33

Laudus International MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$22.95	$23.68	$19.03	$17.45	$18.36
Income (loss) from investment operations:
Net investment income (loss)	0.18 [1]	0.25	0.23	0.21	0.16
Net realized and unrealized gains (losses)	(0.10)	(0.66)	4.85	1.52	(0.85)
Total from investment operations	0.08	(0.41)	5.08	1.73	(0.69)
Less distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.43)	(0.15)	(0.22)
Net asset value at end of period	$22.71	$22.95	$23.68	$19.03	$17.45
Total return	0.39%	(1.73%)	27.23%	10.05%	(3.87%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.40%	1.40%	1.40%	1.53% [2]	1.59%
Gross operating expenses	1.59%	1.59%	1.60%	1.62%	1.60%
Net investment income (loss)	0.76%	1.06%	1.10%	1.19%	0.80%
Portfolio turnover rate	72%	74%	65%	68%	78%
Net assets, end of period (x 1,000,000)	$536	$631	$675	$592	$665

Select Shares	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$22.95	$23.68	$19.03	$17.46	$18.38
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.28	0.28	0.25	0.19
Net realized and unrealized gains (losses)	(0.10)	(0.65)	4.83	1.50	(0.86)
Total from investment operations	0.11	(0.37)	5.11	1.75	(0.67)
Less distributions:
Distributions from net investment income	(0.35)	(0.36)	(0.46)	(0.18)	(0.25)
Net asset value at end of period	$22.71	$22.95	$23.68	$19.03	$17.46
Total return	0.56%	(1.57%)	27.43%	10.20%	(3.76%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.25%	1.25%	1.25%	1.37% [2]	1.45%
Gross operating expenses	1.50%	1.47%	1.44%	1.47%	1.47%
Net investment income (loss)	0.91%	1.20%	1.26%	1.40%	0.99%
Portfolio turnover rate	72%	74%	65%	68%	78%
Net assets, end of period (x 1,000,000)	$1,395	$1,592	$1,590	$1,062	$961
1
Calculated based on the average shares outstanding during the period.
2
Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
34    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
94.7%	Common Stock	1,698,642,994	1,829,364,525
0.5%	Preferred Stock	8,077,292	8,503,235
4.1%	Other Investment Companies	82,419,204	78,753,449
0.0%	Rights	6,603	6,410
0.0%	Short-Term Investments	59,994	59,984
99.3%	Total Investments	1,789,206,087	1,916,687,603
0.7%	Other Assets and Liabilities, Net		14,361,512
100.0%	Net Assets		1,931,049,115

Security	Number of Shares	Value ($)
Common Stock 94.7% of net assets
Australia 3.8%
Banks 0.1%
Australia & New Zealand Banking Group Ltd.	22,545	436,027
Bank of Queensland Ltd.	2,681	24,855
Bendigo & Adelaide Bank Ltd.	3,734	28,327
Commonwealth Bank of Australia	13,783	748,389
National Australia Bank Ltd.	21,225	453,252
Westpac Banking Corp. *	1,110	24,102
Westpac Banking Corp.	25,530	568,655
		2,283,607
Capital Goods 0.0%
CIMIC Group Ltd.	776	15,212
Commercial & Professional Supplies 0.0%
Brambles Ltd.	12,712	93,611
Seek Ltd.	2,421	21,993
		115,604
Consumer Services 0.7%
Aristocrat Leisure Ltd.	1,236,987	8,165,249
Crown Resorts Ltd.	2,906	23,552
Flight Centre Travel Group Ltd.	21,937	590,184
InvoCare Ltd.	498,670	3,925,408
Tabcorp Holdings Ltd.	6,910	23,094
Tatts Group Ltd.	10,662	29,936
		12,757,423
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
ASX Ltd.	1,575	46,043
Challenger Ltd.	56,507	329,505
Macquarie Group Ltd.	59,765	3,618,702
OzForex Group Ltd.	1,265,340	2,550,450
Platinum Asset Management Ltd.	1,696	8,892
		6,553,592
Energy 0.0%
Caltex Australia Ltd.	2,190	49,026
Origin Energy Ltd.	14,173	55,073
Santos Ltd.	7,948	32,810
Woodside Petroleum Ltd.	6,031	126,488
WorleyParsons Ltd.	2,058	9,495
		272,892
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	9,137	255,510
Woolworths Ltd.	10,227	175,201
		430,711
Food, Beverage & Tobacco 0.3%
Bellamy's Australia Ltd.	430,590	2,455,249
Coca-Cola Amatil Ltd.	4,658	30,143
Costa Group Holdings Ltd. *	1,816,249	3,014,048
Treasury Wine Estates Ltd.	6,454	32,303
		5,531,743
Health Care Equipment & Services 0.0%
Cochlear Ltd.	419	26,444
Healthscope Ltd.	9,119	17,458
Ramsay Health Care Ltd.	1,204	52,925
Sonic Healthcare Ltd.	3,097	42,357
		139,184
Household & Personal Products 0.1%
Blackmores Ltd.	23,440	2,790,429
Insurance 0.4%
AMP Ltd.	1,563,086	6,339,579
Insurance Australia Group Ltd.	19,045	75,701
Medibank Pvt Ltd.	22,305	37,420
QBE Insurance Group Ltd.	10,914	102,163
Suncorp Group Ltd.	10,464	97,206
		6,652,069
Materials 1.0%
Alumina Ltd.	18,530	14,216
Amcor Ltd.	9,814	94,791
BHP Billiton Ltd.	26,121	428,404
Boral Ltd.	6,426	24,581
Fortescue Metals Group Ltd.	12,428	18,364
Iluka Resources Ltd.	4,224	19,154
Incitec Pivot Ltd.	13,672	38,180
James Hardie Industries plc CDI	3,846	49,787
Newcrest Mining Ltd. *	6,234	54,306
Orica Ltd.	607,581	7,107,713
Pact Group Holdings Ltd.	1,396,480	5,067,309
Regis Resources Ltd.	1,664,810	2,454,490
Rio Tinto Ltd.	3,544	126,726
Sandfire Resources NL	610,920	2,730,363
South32 Ltd. *(e)	17,178	17,660
South32 Ltd. *(e)	26,121	27,049
		18,273,093
See financial notes    35

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Media 0.0%
REA Group Ltd.	404	13,730
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	3,817	253,717
Real Estate 0.8%
Charter Hall Retail REIT	2,615,614	7,868,391
Dexus Property Group	7,364	40,424
Federation Centres (a)	28,094	58,035
Goodman Group	13,831	59,340
Lend Lease Group	74,286	683,244
Mirvac Group	30,029	38,384
Scentre Group	43,302	127,010
Shopping Centres Australasia Property Group	3,800,587	5,553,725
Stockland	18,630	53,469
The GPT Group	13,708	46,427
Westfield Corp.	16,056	116,488
		14,644,937
Retailing 0.0%
Harvey Norman Holdings Ltd.	5,214	14,649
Software & Services 0.0%
Computershare Ltd.	3,845	29,470
Telecommunication Services 0.1%
Telstra Corp., Ltd.	493,319	1,890,223
TPG Telecom Ltd.	2,113	16,561
		1,906,784
Transportation 0.0%
Asciano Ltd.	7,933	46,198
Aurizon Holdings Ltd.	17,383	63,735
Qantas Airways Ltd. *	4,533	12,767
Sydney Airport	8,660	39,577
Transurban Group	15,918	117,953
		280,230
Utilities 0.0%
AGL Energy Ltd.	5,376	63,752
APA Group	9,027	58,813
AusNet Services	11,439	11,732
		134,297
		73,093,373
Austria 0.0%
Banks 0.0%
Erste Group Bank AG *	2,235	65,539
Raiffeisen Bank International AG *	1,296	20,450
		85,989
Capital Goods 0.0%
ANDRITZ AG	674	33,863
Energy 0.0%
OMV AG	1,175	31,288
Materials 0.0%
voestalpine AG	912	32,975
		184,115
Belgium 0.3%
Banks 0.2%
KBC Groep N.V.	56,445	3,431,949
Security	Number of Shares	Value ($)
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	645	52,354
Food & Staples Retailing 0.0%
Colruyt S.A.	560	27,699
Delhaize Group	833	77,293
		104,992
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev N.V.	6,540	780,383
Insurance 0.0%
Ageas	1,774	78,230
Materials 0.0%
Solvay S.A.	482	54,452
Umicore S.A.	803	34,094
		88,546
Media 0.1%
Telenet Group Holding N.V. *	21,920	1,274,938
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,028	88,858
Telecommunication Services 0.0%
Proximus	1,215	42,045
		5,942,295
Brazil 0.2%
Food, Beverage & Tobacco 0.1%
Ambev S.A. ADR	505,765	2,463,075
Insurance 0.1%
BB Seguridade Participacoes S.A.	157,300	1,084,019
		3,547,094
Canada 4.3%
Banks 0.1%
The Toronto-Dominion Bank	70,446	2,891,971
Capital Goods 0.5%
CAE, Inc.	839,220	9,472,994
Commercial & Professional Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	152,800	3,966,069
Diversified Financials 0.5%
CI Financial Corp.	57,640	1,375,320
Element Financial Corp. *	636,080	8,225,843
		9,601,163
Energy 1.0%
Canadian Natural Resources Ltd.	111,611	2,587,982
Enbridge, Inc.	86,888	3,713,804
Pason Systems, Inc.	119,746	1,761,940
Raging River Exploration, Inc. *	751,510	4,770,215
Suncor Energy, Inc.	104,000	3,094,708
Whitecap Resources, Inc.	488,420	4,336,614
		20,265,263
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	63,603	2,736,057
Insurance 0.1%
Intact Financial Corp.	18,200	1,299,861
36    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.5%
CCL Industries, Inc., Class B	42,270	5,988,466
Norbord, Inc.	150,890	2,851,401
		8,839,867
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Concordia Healthcare Corp.	119,560	3,657,388
Real Estate 0.6%
Brookfield Asset Management, Inc., Class A	105,283	3,681,747
FirstService Corp.	121,050	4,258,412
Morguard Real Estate Investment Trust	106,211	1,173,714
Northern Property Real Estate Investment Trust	217,100	3,069,883
		12,183,756
Retailing 0.1%
Dollarama, Inc.	31,366	2,118,812
Software & Services 0.3%
Constellation Software, Inc.	1,802	778,625
The Descartes Systems Group, Inc. *	248,980	4,356,579
		5,135,204
Transportation 0.1%
Canadian National Railway Co.	20,757	1,268,045
		83,436,450
China 3.8%
Automobiles & Components 0.4%
Nexteer Automotive Group Ltd.	7,809,000	8,291,216
Capital Goods 0.1%
Haitian International Holdings Ltd.	1,472,000	2,575,557
Consumer Durables & Apparel 0.2%
Cosmo Lady China Holdings Co., Ltd.	4,598,000	4,573,914
Insurance 0.2%
Ping An Insurance (Group) Co. of China Ltd., Class H	656,000	3,682,291
Real Estate 0.4%
China Overseas Land & Investment Ltd.	776,000	2,506,376
China Resources Land Ltd.	762,000	1,980,123
China Vanke Co., Ltd., Class H	484,700	1,131,117
Shenzhen Investment Ltd.	6,810,000	2,755,017
		8,372,633
Semiconductors & Semiconductor Equipment 0.3%
Xinyi Solar Holdings Ltd.	12,594,000	5,006,548
Software & Services 1.4%
Baidu, Inc. ADR *	85,645	16,055,868
Cheetah Mobile, Inc. ADR *	188,970	3,769,952
Chinasoft International Ltd. *	5,842,000	2,532,132
NetEase, Inc. ADR	10,976	1,586,361
Tencent Holdings Ltd.	156,500	2,949,927
		26,894,240
Technology Hardware & Equipment 0.5%
PAX Global Technology Ltd.	3,946,000	5,160,030
Wasion Group Holdings Ltd.	3,480,000	3,860,655
		9,020,685
Security	Number of Shares	Value ($)
Utilities 0.3%
CT Environmental Group Ltd.	13,492,000	4,782,232
ENN Energy Holdings Ltd.	194,000	1,111,357
		5,893,589
		74,310,673
Denmark 1.6%
Banks 0.2%
Danske Bank A/S	5,725	157,516
Sydbank A/S	132,840	4,369,613
		4,527,129
Capital Goods 0.0%
Vestas Wind Systems A/S	1,792	104,481
Commercial & Professional Supplies 0.0%
ISS A/S	1,179	41,473
Consumer Durables & Apparel 0.1%
Pandora A/S	23,209	2,678,257
Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	870	71,278
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	904	64,839
William Demant Holding A/S *	203	17,636
		82,475
Insurance 0.0%
Tryg A/S	860	15,455
Materials 1.0%
Chr. Hansen Holding A/S	301,830	18,134,828
Novozymes A/S, B Shares	30,682	1,422,329
		19,557,157
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	53,455	2,838,646
Telecommunication Services 0.0%
TDC A/S	6,604	34,525
Transportation 0.1%
AP Moeller - Maersk A/S, Series A	31	44,450
AP Moeller - Maersk A/S, Series B	58	85,598
DSV A/S	16,540	671,181
		801,229
		30,752,105
Finland 0.6%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	828	31,238
Capital Goods 0.3%
Cramo Oyj	156,680	2,877,141
Kone Oyj, Class B	50,930	2,172,190
Metso Oyj	828	20,271
Wartsila Oyj Abp	1,183	50,503
		5,120,105
Energy 0.0%
Neste Oyj	995	24,261
Insurance 0.3%
Sampo Oyj, A Shares	98,623	4,820,453
See financial notes    37

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.0%
Stora Enso Oyj, R Shares	4,645	43,088
UPM-Kymmene Oyj	4,259	79,732
		122,820
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	820	29,288
Technology Hardware & Equipment 0.0%
Nokia Oyj	30,459	226,580
Telecommunication Services 0.0%
Elisa Oyj	23,371	880,532
Utilities 0.0%
Fortum Oyj	3,613	54,180
		11,309,457
France 8.9%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	1,515	150,706
Peugeot S.A. *	3,643	64,006
Renault S.A.	1,563	147,272
Valeo S.A.	58,487	9,031,871
		9,393,855
Banks 0.9%
BNP Paribas S.A.	294,656	17,855,328
Credit Agricole S.A.	8,719	110,125
Natixis S.A.	7,451	45,611
Societe Generale S.A.	5,856	271,972
		18,283,036
Capital Goods 0.5%
Airbus Group SE	4,780	332,856
Alstom S.A. *	1,729	56,279
Bouygues S.A.	1,705	64,444
Compagnie de Saint-Gobain	3,873	162,128
Legrand S.A.	2,160	118,377
LISI (f)	158,464	3,868,426
Rexel S.A.	2,349	32,059
Safran S.A.	55,278	4,198,588
Schneider Electric SE	4,505	271,720
Thales S.A.	881	63,688
Vinci S.A.	3,932	264,727
Zodiac Aerospace	1,709	43,112
		9,476,404
Commercial & Professional Supplies 0.8%
Bureau Veritas S.A.	288,301	6,511,531
Edenred	1,682	30,883
Societe BIC S.A.	232	36,971
Teleperformance	107,320	8,422,574
		15,001,959
Consumer Durables & Apparel 1.1%
Christian Dior SE	10,959	2,153,904
Hermes International	3,723	1,432,043
Kering	66,106	12,225,936
LVMH Moet Hennessy Louis Vuitton SE	34,074	6,343,538
		22,155,421
Security	Number of Shares	Value ($)
Consumer Services 0.0%
Accor S.A.	1,712	85,017
Sodexo S.A.	767	68,180
		153,197
Diversified Financials 0.0%
Eurazeo S.A.	276	19,434
Wendel S.A.	257	30,808
		50,242
Energy 0.7%
Gaztransport Et Technigaz S.A.	132,867	6,647,427
Technip S.A.	844	43,981
Total S.A.	121,779	5,889,089
		12,580,497
Food & Staples Retailing 0.0%
Carrefour S.A.	4,463	145,431
Casino Guichard Perrachon S.A.	452	25,970
		171,401
Food, Beverage & Tobacco 0.8%
Danone S.A.	126,006	8,757,423
Pernod-Ricard S.A.	55,027	6,474,986
Remy Cointreau S.A.	159	11,045
		15,243,454
Health Care Equipment & Services 0.5%
Essilor International S.A.	24,429	3,206,634
Korian S.A.	149,534	5,652,683
		8,859,317
Household & Personal Products 0.0%
L'Oreal S.A.	2,044	372,631
Insurance 0.3%
AXA S.A.	245,747	6,558,524
CNP Assurances	1,416	20,198
SCOR SE	1,249	46,441
		6,625,163
Materials 0.0%
Air Liquide S.A.	2,799	362,098
Arkema S.A.	555	40,559
Imerys S.A.	265	18,134
		420,791
Media 0.1%
Eutelsat Communications S.A.	1,458	48,055
JC Decaux S.A.	681	27,661
Lagardere S.C.A.	993	28,892
Numericable-SFR SAS *	804	36,329
Publicis Groupe S.A.	8,756	567,172
SES S.A.	2,681	79,104
Vivendi S.A.	9,349	224,907
		1,012,120
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Boiron S.A. (f)	44,825	3,962,077
Eurofins Scientific SE	25,151	9,098,090
Sanofi	9,591	967,500
		14,027,667
Real Estate 0.3%
Fonciere Des Regions	232	21,837
Gecina S.A.	302	38,518
ICADE	305	22,539
38    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Klepierre	1,400	66,304
Nexity S.A.	113,010	5,000,724
		5,149,922
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	5,184	35,719
Software & Services 0.6%
Atos SE	733	58,351
Cap Gemini S.A.	45,720	4,065,241
Criteo S.A. ADR *	62,270	2,369,996
Dassault Systemes S.A.	1,011	79,756
Sopra Steria Group	11,130	1,266,085
Worldline S.A. *	140,610	3,410,131
		11,249,560
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	22,888	92,910
Ingenico Group S.A.	16,750	1,974,014
		2,066,924
Telecommunication Services 0.0%
Iliad S.A.	209	43,893
Orange S.A.	16,189	285,440
		329,333
Transportation 0.0%
Aeroports de Paris	237	29,773
Bollore S.A.	7,010	34,654
Groupe Eurotunnel SE - Reg'd	3,802	53,221
		117,648
Utilities 1.0%
Electricite de France S.A.	1,934	35,948
Engie	11,774	206,054
Rubis S.C.A.	205,894	16,502,219
Suez Environnement Co.	2,504	47,546
Veolia Environnement S.A.	134,992	3,135,896
		19,927,663
		172,703,924
Germany 8.7%
Automobiles & Components 2.3%
Bayerische Motoren Werke AG	170,680	17,482,472
Continental AG	21,094	5,065,295
Daimler AG - Reg'd	192,431	16,686,409
ElringKlinger AG	236,505	5,291,886
Volkswagen AG	287	39,741
		44,565,803
Banks 0.0%
Commerzbank AG *	8,629	94,899
Capital Goods 2.1%
Brenntag AG	33,477	2,021,452
Duerr AG	54,084	4,503,183
GEA Group AG	1,487	59,592
MAN SE	281	29,281
MTU Aero Engines AG	98,614	9,122,643
Nordex SE *	120,010	3,920,030
Norma Group SE	223,726	11,473,319
OSRAM Licht AG	757	44,485
Rational AG	7,817	3,102,103
Security	Number of Shares	Value ($)
Siemens AG - Reg'd	6,449	647,764
Stabilus S.A. *(f)	137,367	5,290,411
		40,214,263
Consumer Durables & Apparel 0.1%
adidas AG	15,002	1,344,456
Hugo Boss AG	541	55,629
		1,400,085
Diversified Financials 0.2%
Aurelius AG	83,310	3,713,308
Deutsche Bank AG - Reg'd	11,219	314,006
Deutsche Boerse AG	1,570	144,761
		4,172,075
Food & Staples Retailing 0.0%
METRO AG	1,294	39,811
Health Care Equipment & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	1,760	158,413
Fresenius SE & Co. KGaA	3,071	225,665
		384,078
Household & Personal Products 0.0%
Beiersdorf AG	807	76,646
Henkel AG & Co. KGaA	846	78,088
		154,734
Insurance 1.0%
Allianz SE - Reg'd	107,363	18,795,795
Hannover Rueck SE	482	55,724
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	1,365	272,173
		19,123,692
Materials 0.2%
BASF SE	28,343	2,321,967
Evonik Industries AG	13,492	489,894
HeidelbergCement AG	1,146	85,342
K&S AG - Reg'd	1,635	41,273
LANXESS AG	685	36,759
Linde AG	1,510	261,918
Symrise AG	1,018	67,001
ThyssenKrupp AG	3,001	60,470
		3,364,624
Media 1.1%
Axel Springer SE	304	17,085
CTS Eventim AG & Co. KGaA	150,910	5,906,542
Kabel Deutschland Holding AG	176	22,389
ProSiebenSat.1 Media SE	98,584	5,327,045
RTL Group S.A.	308	26,643
Stroeer SE	161,530	10,191,774
		21,491,478
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg'd	6,726	896,814
Gerresheimer AG	31,510	2,456,987
Merck KGaA	1,051	102,608
QIAGEN N.V. *	138,359	3,354,318
		6,810,727
See financial notes    39

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Real Estate 0.1%
Deutsche Wohnen AG	34,762	979,912
Vonovia SE	32,738	1,091,286
		2,071,198
Retailing 0.4%
Fielmann AG	83,819	5,868,065
Zalando SE *	24,984	873,063
		6,741,128
Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	9,171	112,968
Software & Services 0.6%
SAP SE	21,571	1,700,551
United Internet AG - Reg'd	982	50,988
Wirecard AG	189,240	9,775,026
		11,526,565
Telecommunication Services 0.2%
Deutsche Telekom AG - Reg'd	26,105	488,988
Drillisch AG	81,190	4,187,010
Telefonica Deutschland Holding AG	4,887	31,461
		4,707,459
Transportation 0.0%
Deutsche Lufthansa AG - Reg'd *	1,836	27,113
Deutsche Post AG - Reg'd	7,871	233,819
Fraport AG Frankfurt Airport Services Worldwide	367	23,269
		284,201
Utilities 0.0%
E.ON SE	16,274	171,677
RWE AG	3,980	55,311
		226,988
		167,486,776
Hong Kong 2.1%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	30,000	95,930
Hang Seng Bank Ltd.	6,200	113,744
The Bank of East Asia Ltd.	10,200	38,112
		247,786
Capital Goods 0.0%
CK Hutchison Holdings Ltd.	22,038	301,777
NWS Holdings Ltd.	12,000	18,036
		319,813
Consumer Durables & Apparel 0.3%
Li & Fung Ltd.	48,000	38,912
Regina Miracle International Holdings Ltd. *	3,052,000	2,783,996
Techtronic Industries Co., Ltd.	509,000	1,860,738
Yue Yuen Industrial Holdings Ltd.	6,000	21,888
		4,705,534
Consumer Services 0.7%
Galaxy Entertainment Group Ltd.	19,000	64,902
Melco Crown Entertainment Ltd. ADR	447,300	8,377,929
Melco International Development Ltd.	3,738,000	5,786,243
Security	Number of Shares	Value ($)
MGM China Holdings Ltd.	7,600	11,085
Sands China Ltd.	19,600	70,579
Shangri-La Asia Ltd.	8,000	7,321
SJM Holdings Ltd.	15,683	13,020
Wynn Macau Ltd.	12,400	17,023
		14,348,102
Diversified Financials 0.0%
First Pacific Co., Ltd.	24,000	16,423
Hong Kong Exchanges & Clearing Ltd.	9,000	235,519
		251,942
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	26,000	14,338
Insurance 0.5%
AIA Group Ltd.	1,523,800	8,934,541
Real Estate 0.1%
Cheung Kong Property Holdings Ltd.	22,038	154,203
Hang Lung Properties Ltd.	18,000	44,043
Henderson Land Development Co., Ltd.	9,123	58,266
Hysan Development Co., Ltd.	6,000	26,613
Kerry Properties Ltd.	6,000	17,761
Link REIT	19,000	113,519
New World Development Co., Ltd.	42,000	44,797
Sino Land Co., Ltd.	24,000	37,044
Sun Hung Kai Properties Ltd.	13,702	183,029
Swire Pacific Ltd., Class A	5,000	57,768
Swire Properties Ltd.	9,400	28,216
The Wharf Holdings Ltd.	11,349	67,531
Wheelock & Co., Ltd.	8,000	37,289
		870,079
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	241,200	1,712,676
Technology Hardware & Equipment 0.2%
AAC Technologies Holdings, Inc.	717,000	4,547,057
China High Precision Automation Group Ltd. *(a)(f)	766,000	—
		4,547,057
Telecommunication Services 0.2%
HKBN Ltd. *	3,211,983	3,854,435
HKT Trust & HKT Ltd.	21,120	25,315
PCCW Ltd.	28,000	15,076
		3,894,826
Transportation 0.0%
Cathay Pacific Airways Ltd.	10,000	19,833
MTR Corp., Ltd.	12,000	54,363
Pacific Basin Shipping Ltd.	2,170,000	641,874
		716,070
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	5,574	51,710
CLP Holdings Ltd.	15,500	134,749
Hong Kong & China Gas Co., Ltd.	56,643	114,846
Power Assets Holdings Ltd.	11,500	114,384
		415,689
		40,978,453
40    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
India 0.6%
Automobiles & Components 0.1%
Maruti Suzuki India Ltd.	17,233	1,172,851
Banks 0.5%
Axis Bank Ltd.	195,744	1,418,612
HDFC Bank Ltd.	106,654	1,787,061
Housing Development Finance Corp., Ltd.	63,666	1,220,335
Indiabulls Housing Finance Ltd.	503,310	5,529,115
		9,955,123
Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	139,467	630,123
		11,758,097
Indonesia 0.3%
Banks 0.3%
PT Bank Mandiri (Persero) Tbk	10,251,800	6,488,056
Ireland 0.6%
Banks 0.0%
Bank of Ireland *	220,385	81,944
Capital Goods 0.0%
Kingspan Group plc	33,980	821,944
Consumer Services 0.2%
Dalata Hotel Group plc *	554,030	2,753,762
Food, Beverage & Tobacco 0.3%
Glanbia plc (e)	307,587	5,946,226
Glanbia plc (e)	3,091	59,897
Kerry Group plc, Class A	1,287	104,382
		6,110,505
Materials 0.1%
CRH plc	6,589	180,346
Smurfit Kappa Group plc	82,104	2,336,599
		2,516,945
		12,285,100
Israel 0.8%
Banks 0.0%
Bank Hapoalim B.M.	8,587	44,698
Bank Leumi Le-Israel B.M. *	10,786	40,926
Mizrahi Tefahot Bank Ltd.	884	10,744
		96,368
Energy 0.0%
Delek Group Ltd.	31	7,462
Materials 0.3%
Frutarom Industries Ltd.	120,670	5,210,875
Israel Chemicals Ltd.	4,483	24,857
The Israel Corp., Ltd.	35	9,029
		5,244,761
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	7,047	418,402
Teva Pharmaceutical Industries Ltd. ADR	77,901	4,610,960
		5,029,362
Security	Number of Shares	Value ($)
Real Estate 0.0%
Azrieli Group	295	11,561
Software & Services 0.2%
Check Point Software Technologies Ltd. *	55,310	4,698,032
NICE-Systems Ltd.	537	33,190
		4,731,222
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,894	29,775
		15,150,511
Italy 3.4%
Automobiles & Components 0.0%
Fiat Chrysler Automobiles N.V. *	7,446	109,703
Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	17,688	32,470
Banco Popolare SC *	2,946	44,023
FinecoBank Banca Fineco S.p.A.	1,020,690	7,714,284
Intesa Sanpaolo S.p.A.	3,507,773	12,203,735
UniCredit S.p.A.	38,806	250,573
Unione di Banche Italiane S.p.A.	6,967	52,125
		20,297,210
Capital Goods 0.6%
CNH Industrial N.V.	1,772,280	11,997,048
Finmeccanica S.p.A. *	3,291	43,022
Prysmian S.p.A.	1,704	36,799
		12,076,869
Consumer Durables & Apparel 0.8%
Luxottica Group S.p.A.	1,361	95,406
OVS S.p.A. *	760,050	5,227,420
Prada S.p.A.	2,213,400	8,995,704
Salvatore Ferragamo S.p.A.	54,080	1,467,823
		15,786,353
Diversified Financials 0.6%
Azimut Holding S.p.A.	35,348	850,226
Banca Generali S.p.A.	51,912	1,598,875
EXOR S.p.A.	176,685	8,762,534
Mediobanca S.p.A.	4,816	48,433
		11,260,068
Energy 0.0%
Eni S.p.A.	20,690	337,873
Saipem S.p.A. *	2,112	19,841
Tenaris S.A.	3,841	48,375
		406,089
Food, Beverage & Tobacco 0.3%
Davide Campari-Milano S.p.A.	569,250	4,874,724
Insurance 0.0%
Assicurazioni Generali S.p.A.	9,497	179,935
UnipolSai S.p.A.	7,022	16,930
		196,865
Retailing 0.0%
Yoox Net-A-Porter Group S.p.A. *	20,657	700,388
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	93,285	130,140
See financial notes    41

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Transportation 0.0%
Atlantia S.p.A.	3,358	92,994
Utilities 0.0%
Enel Green Power S.p.A.	13,956	29,506
Enel S.p.A.	57,193	263,736
Snam S.p.A.	17,446	90,283
Terna - Rete Elettrica Nationale S.p.A.	12,062	61,351
		444,876
		66,376,279
Japan 16.9%
Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	1,600	63,502
Bridgestone Corp.	5,300	194,356
Daihatsu Motor Co., Ltd.	1,600	19,599
Denso Corp.	4,000	186,491
F.C.C. Co., Ltd.	160,100	2,831,338
Fuji Heavy Industries Ltd.	166,900	6,454,625
Honda Motor Co., Ltd.	522,307	17,278,143
Isuzu Motors Ltd.	4,800	56,062
Koito Manufacturing Co., Ltd.	885	33,524
Mazda Motor Corp.	4,400	86,369
Mitsubishi Motors Corp.	5,100	45,172
Musashi Seimitsu Industry Co., Ltd.	177,000	3,592,611
NGK Spark Plug Co., Ltd.	1,400	34,167
NHK Spring Co., Ltd.	1,000	10,178
Nifco, Inc.	310,500	11,969,524
Nissan Motor Co., Ltd.	20,200	209,398
NOK Corp.	900	21,150
Stanley Electric Co., Ltd.	1,400	26,741
Sumitomo Electric Industries Ltd.	6,100	83,252
Sumitomo Rubber Industries Ltd.	1,200	17,848
Suzuki Motor Corp.	3,000	98,230
The Yokohama Rubber Co., Ltd.	1,000	19,224
Toyoda Gosei Co., Ltd.	400	9,169
Toyota Industries Corp.	1,314	69,050
Toyota Motor Corp.	279,777	17,140,379
Yamaha Motor Co., Ltd.	2,100	47,087
		60,597,189
Banks 0.7%
Aozora Bank Ltd.	9,000	32,895
Fukuoka Financial Group, Inc.	6,000	31,573
Hokuhoku Financial Group, Inc.	9,000	19,982
Kyushu Financial Group, Inc. *	3,000	23,071
Mitsubishi UFJ Financial Group, Inc.	577,800	3,736,939
Mizuho Financial Group, Inc.	190,100	391,576
Resona Holdings, Inc.	17,700	93,656
Seven Bank Ltd.	5,000	22,783
Shinsei Bank Ltd.	13,000	27,258
Sumitomo Mitsui Financial Group, Inc.	144,000	5,744,685
Sumitomo Mitsui Trust Holdings, Inc.	27,000	103,641
Suruga Bank Ltd.	97,400	1,917,515
The Bank of Kyoto Ltd.	3,000	30,299
The Bank of Yokohama Ltd.	9,194	57,381
The Chiba Bank Ltd.	6,000	43,770
The Chugoku Bank Ltd.	1,500	21,264
The Gunma Bank Ltd.	3,050	19,199
Security	Number of Shares	Value ($)
The Hachijuni Bank Ltd.	3,311	22,577
The Hiroshima Bank Ltd.	4,086	22,692
The Iyo Bank Ltd.	2,300	24,730
The Joyo Bank Ltd.	5,000	25,971
The Shizuoka Bank Ltd.	4,454	44,681
Yamaguchi Financial Group, Inc.	1,274	15,670
		12,473,808
Capital Goods 2.3%
Amada Holdings Co., Ltd.	2,826	25,203
Asahi Glass Co., Ltd.	8,000	45,804
Daikin Industries Ltd.	29,100	1,869,703
FANUC Corp.	14,099	2,487,648
Fuji Electric Co., Ltd.	142,000	633,541
Hino Motors Ltd.	2,100	24,031
Hitachi Construction Machinery Co., Ltd.	700	10,841
Hoshizaki Electric Co., Ltd.	56,600	4,092,645
IHI Corp.	11,000	31,036
ITOCHU Corp.	12,829	160,529
Jamco Corp.	115,400	4,840,681
JGC Corp.	2,000	31,744
JTEKT Corp.	1,700	29,303
Kajima Corp.	7,000	40,057
Kawasaki Heavy Industries Ltd.	12,000	48,165
Keihan Electric Railway Co., Ltd.	4,126	29,259
Komatsu Ltd.	593,100	9,749,073
Kubota Corp.	9,000	139,513
Kurita Water Industries Ltd.	900	20,323
LIXIL Group Corp.	2,100	44,961
Mabuchi Motor Co., Ltd.	400	19,792
Makita Corp.	20,900	1,145,170
Marubeni Corp.	13,245	76,530
Minebea Co., Ltd.	2,587	28,493
MISUMI Group, Inc.	558,100	7,267,632
Mitsubishi Corp.	11,449	208,149
Mitsubishi Electric Corp.	16,000	166,636
Mitsubishi Heavy Industries Ltd.	25,000	126,037
Mitsui & Co., Ltd.	13,800	175,024
Nabtesco Corp.	1,000	20,025
NGK Insulators Ltd.	2,000	43,300
Nidec Corp.	1,800	135,641
NSK Ltd.	4,000	47,308
Obayashi Corp.	5,000	43,850
Penta-Ocean Construction Co., Ltd.	1,147,900	5,212,842
Seibu Holdings, Inc.	900	18,215
Shimizu Corp.	5,000	43,778
SMC Corp.	437	112,415
Sumitomo Corp.	9,000	98,435
Sumitomo Heavy Industries Ltd.	5,000	22,530
Tadano Ltd.	69,000	824,235
Taisei Corp.	8,000	51,988
Takeuchi Manufacturing Co., Ltd.	195,000	3,673,183
THK Co., Ltd.	1,100	20,721
Toshiba Corp. *	33,000	93,095
TOTO Ltd.	1,100	37,296
Toyota Tsusho Corp.	1,700	38,933
		44,105,313
Commercial & Professional Supplies 1.1%
Dai Nippon Printing Co., Ltd.	5,000	51,710
Meitec Corp.	1,400	50,845
Mitsubishi Pencil Co., Ltd.	74,600	3,340,257
42    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Nihon M&A Center, Inc.	68,000	2,804,886
Park24 Co., Ltd.	600	12,575
Recruit Holdings Co., Ltd.	1,200	38,570
Secom Co., Ltd.	48,000	3,201,842
Sohgo Security Services Co., Ltd.	103,500	4,993,177
Temp Holdings Co., Ltd.	464,800	6,939,382
Toppan Printing Co., Ltd.	4,261	38,210
		21,471,454
Consumer Durables & Apparel 0.4%
Asics Corp.	1,200	33,145
Bandai Namco Holdings, Inc.	1,400	34,412
Casio Computer Co., Ltd.	66,836	1,259,147
Haseko Corp.	506,500	5,149,677
Iida Group Holdings Co., Ltd.	1,313	24,609
Nikon Corp.	2,700	34,929
Panasonic Corp.	17,900	210,016
Rinnai Corp.	300	23,783
Sankyo Co., Ltd.	300	11,562
Sega Sammy Holdings, Inc.	1,800	18,956
Sekisui Chemical Co., Ltd.	3,382	39,904
Sekisui House Ltd.	4,955	82,483
Sharp Corp. *	11,419	12,516
Shimano, Inc.	645	101,632
Sony Corp.	10,200	289,939
Yamaha Corp.	1,400	34,746
		7,361,456
Consumer Services 0.4%
Benesse Holdings, Inc.	500	13,405
Kyoritsu Maintenance Co., Ltd.	54,100	3,711,662
McDonald's Holdings Co., Ltd.	400	9,460
Oriental Land Co., Ltd.	1,600	97,195
Resorttrust, Inc.	133,700	3,436,206
		7,267,928
Diversified Financials 2.1%
Acom Co., Ltd. *	3,100	16,972
AEON Financial Service Co., Ltd.	1,100	27,484
Credit Saison Co., Ltd.	1,211	24,861
Daiwa Securities Group, Inc.	2,007,000	13,723,003
Hitachi Capital Corp.	19,400	557,454
Japan Exchange Group, Inc.	4,200	67,582
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,700	24,669
Nomura Holdings, Inc.	2,510,600	15,792,534
ORIX Corp.	441,100	6,441,722
SBI Holdings, Inc.	1,936	21,912
Zenkoku Hosho Co., Ltd.	121,200	4,101,059
		40,799,252
Energy 0.0%
Idemitsu Kosan Co., Ltd.	600	9,839
Inpex Corp.	7,900	75,303
JX Holdings, Inc.	18,000	70,680
Showa Shell Sekiyu K.K.	1,200	10,592
TonenGeneral Sekiyu K.K.	2,367	24,592
		191,006
Food & Staples Retailing 0.3%
Aeon Co., Ltd.	5,100	75,563
FamilyMart Co., Ltd.	600	24,526
Lawson, Inc.	529	39,185
Security	Number of Shares	Value ($)
Seven & i Holdings Co., Ltd.	6,100	277,091
Tsuruha Holdings, Inc.	77,500	6,139,861
		6,556,226
Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	4,578	101,970
Ariake Japan Co., Ltd.	86,500	3,923,481
Asahi Group Holdings Ltd.	3,100	95,623
Calbee, Inc.	700	25,362
Ezaki Glico Co., Ltd.	106,300	5,077,123
Japan Tobacco, Inc.	83,100	2,876,240
Kikkoman Corp.	1,314	41,156
Kirin Holdings Co., Ltd.	6,600	93,478
MEIJI Holdings Co., Ltd.	1,000	78,800
NH Foods Ltd.	1,409	29,390
Nisshin Seifun Group, Inc.	1,900	29,040
Nissin Foods Holdings Co., Ltd.	600	27,737
Suntory Beverage & Food Ltd.	1,100	44,481
Toyo Suisan Kaisha Ltd.	665	24,504
Yakult Honsha Co., Ltd.	700	37,059
Yamazaki Baking Co., Ltd.	1,000	19,259
		12,524,703
Health Care Equipment & Services 1.2%
Alfresa Holdings Corp.	1,200	23,011
Asahi Intecc Co., Ltd.	62,700	2,421,950
Hogy Medical Co., Ltd.	78,800	3,782,672
Hoya Corp.	114,600	4,729,171
M3, Inc.	44,100	854,752
Medipal Holdings Corp.	1,200	20,942
Miraca Holdings, Inc.	86,900	3,867,506
Nipro Corp.	323,900	3,631,048
Olympus Corp.	78,900	2,661,401
Suzuken Co., Ltd.	700	26,792
Sysmex Corp.	14,000	800,223
Terumo Corp.	2,500	74,175
		22,893,643
Household & Personal Products 0.6%
Kao Corp.	47,700	2,448,885
Kose Corp.	27,200	2,656,341
Pigeon Corp.	193,700	5,427,256
Pola Orbis Holdings, Inc.	15,900	1,011,254
Shiseido Co., Ltd.	2,900	68,887
Unicharm Corp.	3,000	64,069
		11,676,692
Insurance 0.4%
Anicom Holdings, Inc. *	204,400	4,866,130
MS&AD Insurance Group Holdings, Inc.	4,110	121,165
Sompo Japan Nipponkoa Holdings, Inc.	2,700	84,775
Sony Financial Holdings, Inc.	1,400	25,092
T&D Holdings, Inc.	4,600	60,447
The Dai-ichi Life Insurance Co., Ltd.	8,600	148,774
Tokio Marine Holdings, Inc.	71,000	2,735,749
		8,042,132
Materials 0.2%
Air Water, Inc.	1,278	20,912
Asahi Kasei Corp.	10,463	64,208
Daicel Corp.	100,100	1,322,760
Hitachi Chemical Co., Ltd.	700	11,065
Hitachi Metals Ltd.	2,000	22,652
See financial notes    43

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
JFE Holdings, Inc.	4,000	62,882
JSR Corp.	1,800	28,428
Kaneka Corp.	2,337	20,723
Kansai Paint Co., Ltd.	2,373	36,173
Kobe Steel Ltd.	25,000	31,569
Kuraray Co., Ltd.	2,500	30,835
Maruichi Steel Tube Ltd.	300	7,682
Mitsubishi Chemical Holdings Corp.	10,800	67,301
Mitsubishi Gas Chemical Co., Inc.	4,000	22,302
Mitsubishi Materials Corp.	9,049	31,566
Mitsui Chemicals, Inc.	6,000	22,687
Nippon Paint Holdings Co., Ltd.	1,400	29,571
Nippon Steel & Sumitomo Metal Corp.	6,200	125,690
Nissan Chemical Industries Ltd.	31,400	779,865
Nitto Denko Corp.	1,300	83,362
Oji Holdings Corp.	8,000	41,432
Shin-Etsu Chemical Co., Ltd.	3,324	197,675
Sumitomo Chemical Co., Ltd.	12,000	68,738
Sumitomo Metal Mining Co., Ltd.	4,000	49,626
Taiheiyo Cement Corp.	9,000	29,670
Taiyo Nippon Sanso Corp.	1,229	12,668
Teijin Ltd.	7,000	24,710
Toray Industries, Inc.	12,000	104,690
Toyo Seikan Group Holdings Ltd.	1,100	21,256
		3,372,698
Media 0.0%
Dentsu, Inc.	1,800	101,193
Hakuhodo DY Holdings, Inc.	1,600	16,811
Toho Co., Ltd.	800	20,818
		138,822
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	167,300	2,428,270
Chugai Pharmaceutical Co., Ltd.	1,800	57,942
Daiichi Sankyo Co., Ltd.	5,100	100,159
Eisai Co., Ltd.	2,100	131,354
Hisamitsu Pharmaceutical Co., Inc.	500	19,380
Kyowa Hakko Kirin Co., Ltd.	2,000	32,966
Mitsubishi Tanabe Pharma Corp.	1,800	30,437
Ono Pharmaceutical Co., Ltd.	700	95,896
Otsuka Holdings Co., Ltd.	3,200	106,497
Santen Pharmaceutical Co., Ltd.	3,000	40,717
Shionogi & Co., Ltd.	55,400	2,272,314
Sumitomo Dainippon Pharma Co., Ltd.	1,100	12,175
Taisho Pharmaceutical Holdings Co., Ltd.	300	18,718
Takeda Pharmaceutical Co., Ltd.	6,500	317,410
		5,664,235
Real Estate 0.4%
Aeon Mall Co., Ltd.	1,100	18,400
Daito Trust Construction Co., Ltd.	600	64,948
Daiwa House Industry Co., Ltd.	81,400	2,136,774
Hulic Co., Ltd.	2,500	23,350
Invincible Investment Corp.	7,050	4,180,189
Japan Prime Realty Investment Corp.	5	16,276
Japan Real Estate Investment Corp.	10	46,225
Japan Retail Fund Investment Corp.	19	36,798
Security	Number of Shares	Value ($)
Mitsubishi Estate Co., Ltd.	10,587	227,054
Mitsui Fudosan Co., Ltd.	8,000	217,709
Nippon Building Fund, Inc.	12	56,991
Nippon Prologis REIT, Inc.	13	22,861
Nomura Real Estate Holdings, Inc.	1,200	25,643
Nomura Real Estate Master Fund, Inc. *	29	36,746
NTT Urban Development Corp.	700	6,936
Sumitomo Realty & Development Co., Ltd.	26,495	872,437
Tokyo Tatemono Co., Ltd.	1,700	21,123
Tokyu Fudosan Holdings Corp.	3,900	27,414
United Urban Investment Corp.	23	31,910
		8,069,784
Retailing 0.6%
ABC-Mart, Inc.	200	11,155
Don Quijote Holdings Co., Ltd.	1,000	36,734
Fast Retailing Co., Ltd.	430	157,071
Gulliver International Co., Ltd.	281,600	2,836,931
Hikari Tsushin, Inc.	100	7,610
Isetan Mitsukoshi Holdings Ltd.	2,721	43,650
J. Front Retailing Co., Ltd.	2,000	32,845
Marui Group Co., Ltd.	1,600	20,667
Nitori Holdings Co., Ltd.	8,205	639,817
Rakuten, Inc.	148,500	2,057,199
Ryohin Keikaku Co., Ltd.	25,700	5,160,481
Sanrio Co., Ltd.	300	7,970
Shimamura Co., Ltd.	142	15,948
Takashimaya Co., Ltd.	2,000	17,878
USS Co., Ltd.	1,800	31,777
Yamada Denki Co., Ltd.	5,600	25,192
		11,102,925
Semiconductors & Semiconductor Equipment 0.0%
Rohm Co., Ltd.	800	39,545
Tokyo Electron Ltd.	1,400	83,971
		123,516
Software & Services 0.9%
COLOPL, Inc.	400	6,534
Dena Co., Ltd.	133,900	2,148,330
Dip Corp.	194,700	3,441,782
Fujitsu Ltd.	15,000	70,899
GungHo Online Entertainment, Inc.	3,100	10,096
IT Holdings Corp.	26,900	664,993
Itochu Techno-Solutions Corp.	400	8,769
Kakaku.com, Inc.	1,000	18,655
Konami Holdings Corp.	700	15,905
Mixi, Inc.	301	11,494
Nexon Co., Ltd.	1,100	15,258
Nintendo Co., Ltd.	900	143,880
Nomura Research Institute Ltd.	55,300	2,260,135
NS Solutions Corp.	117,100	5,715,184
NTT Data Corp.	1,000	49,765
Oracle Corp., Japan	300	13,644
Otsuka Corp.	400	19,336
SCSK Corp.	22,300	854,981
Trend Micro, Inc.	58,100	2,264,241
Yahoo Japan Corp.	11,400	48,349
		17,782,230
44    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.9%
Alps Electric Co., Ltd.	35,000	1,086,371
Brother Industries Ltd.	1,800	23,007
Canon, Inc.	8,665	258,755
Citizen Holdings Co., Ltd.	1,700	12,885
FUJIFILM Holdings Corp.	3,800	151,577
Hamamatsu Photonics K.K.	1,400	35,638
Hirose Electric Co., Ltd.	300	36,311
Hitachi High-Technologies Corp.	400	10,757
Hitachi Ltd.	39,322	226,840
Horiba Ltd.	15,500	609,902
Ibiden Co., Ltd.	800	11,023
Keyence Corp.	6,000	3,123,650
Konica Minolta, Inc.	3,800	39,043
Kyocera Corp.	2,600	117,610
Murata Manufacturing Co., Ltd.	23,824	3,391,380
NEC Corp.	21,000	64,785
Nippon Electric Glass Co., Ltd.	3,000	14,680
Omron Corp.	258,200	8,549,737
Ricoh Co., Ltd.	5,700	61,434
Seiko Epson Corp.	2,400	36,660
Shimadzu Corp.	2,000	31,025
TDK Corp.	1,000	63,697
Yaskawa Electric Corp.	2,221	26,345
Yokogawa Electric Corp.	2,100	23,458
		18,006,570
Telecommunication Services 0.2%
KDDI Corp.	142,100	3,438,580
Nippon Telegraph & Telephone Corp.	6,200	227,300
NTT DOCOMO, Inc.	11,700	227,863
SoftBank Group Corp.	7,831	438,755
		4,332,498
Transportation 0.1%
ANA Holdings, Inc.	9,409	28,097
Central Japan Railway Co.	1,200	218,896
East Japan Railway Co.	2,738	260,317
Hankyu Hanshin Holdings, Inc.	9,000	58,627
Japan Airlines Co., Ltd.	1,000	37,673
Japan Airport Terminal Co., Ltd.	300	16,225
Kamigumi Co., Ltd.	2,000	17,183
Keikyu Corp.	4,000	32,903
Keio Corp.	5,000	40,694
Keisei Electric Railway Co., Ltd.	2,266	27,924
Kintetsu Group Holdings Co., Ltd.	15,000	57,991
Mitsubishi Logistics Corp.	1,000	14,352
Mitsui O.S.K. Lines, Ltd.	9,000	24,034
Nagoya Railroad Co., Ltd.	8,000	33,062
Nippon Express Co., Ltd.	7,000	36,062
Nippon Yusen K.K.	12,000	31,397
Odakyu Electric Railway Co., Ltd.	5,000	48,874
Tobu Railway Co., Ltd.	8,000	38,694
Tokyu Corp.	9,000	72,979
West Japan Railway Co.	1,341	94,214
Yamato Holdings Co., Ltd.	2,900	57,084
		1,247,282
Utilities 0.0%
Chubu Electric Power Co., Inc.	5,131	78,930
Electric Power Development Co., Ltd.	1,200	39,559
Security	Number of Shares	Value ($)
Hokuriku Electric Power Co.	1,200	17,899
Kyushu Electric Power Co., Inc. *	3,400	41,034
Osaka Gas Co., Ltd.	15,000	59,077
Shikoku Electric Power Co., Inc.	1,200	20,373
The Chugoku Electric Power Co., Inc.	2,200	33,245
The Kansai Electric Power Co., Inc. *	5,600	71,751
Toho Gas Co., Ltd.	3,330	20,394
Tohoku Electric Power Co., Inc.	3,600	50,546
Tokyo Electric Power Co., Inc. *	11,400	77,764
Tokyo Gas Co., Ltd.	19,000	94,028
		604,600
		326,405,962
Luxembourg 0.2%
Materials 0.2%
APERAM S.A. *	111,670	3,438,358
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	528	29,434
		3,467,792
Malaysia 0.2%
Software & Services 0.2%
My EG Services Berhad	6,358,700	4,366,365
Mexico 0.2%
Banks 0.1%
Banregio Grupo Financiero S.A.B de C.V.	505,240	2,725,662
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	120,478	771,322
Fomento Economico Mexicano S.A.B. de C.V. ADR	9,333	924,807
		1,696,129
		4,421,791
Netherlands 1.7%
Banks 0.0%
ING Groep N.V. CVA	31,358	456,380
Capital Goods 1.0%
Boskalis Westminster N.V.	61,518	2,985,755
Koninklijke Philips N.V.	466,858	12,585,903
TKH Group N.V.	79,350	3,002,651
		18,574,309
Commercial & Professional Supplies 0.2%
Randstad Holding N.V.	1,007	60,054
USG People N.V.	202,150	3,213,043
		3,273,097
Energy 0.0%
Koninklijke Vopak N.V.	550	22,094
Food & Staples Retailing 0.0%
Koninklijke Ahold N.V.	7,567	153,934
See financial notes    45

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
Heineken Holding N.V.	806	64,394
Heineken N.V.	1,874	170,689
		235,083
Household & Personal Products 0.0%
Unilever N.V. CVA	13,249	599,088
Insurance 0.0%
Aegon N.V.	15,335	94,103
Delta Lloyd N.V.	1,975	15,563
NN Group N.V.	1,942	60,848
		170,514
Materials 0.1%
Akzo Nobel N.V.	22,315	1,578,348
ArcelorMittal	8,127	45,383
Koninklijke DSM N.V.	1,446	77,083
OCI N.V. *	694	19,579
		1,720,393
Media 0.1%
Altice N.V., Class A *	2,998	51,924
Altice N.V., Class B *	693	12,307
RELX N.V.	8,280	141,230
Wolters Kluwer N.V.	53,277	1,800,618
		2,006,079
Real Estate 0.2%
Unibail-Rodamco SE	11,773	3,276,789
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	2,837	263,164
NXP Semiconductors N.V. *	32,285	2,529,530
		2,792,694
Software & Services 0.0%
Gemalto N.V.	644	40,321
Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	26,048	95,445
Transportation 0.0%
TNT Express N.V.	4,420	37,141
		33,453,361
New Zealand 0.5%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	920,409	2,496,800
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	2,586	13,798
Materials 0.0%
Fletcher Building Ltd.	5,143	25,903
Telecommunication Services 0.0%
Spark New Zealand Ltd.	13,651	30,964
Transportation 0.4%
Auckland International Airport Ltd.	2,101,709	7,468,674
Utilities 0.0%
Contact Energy Ltd.	2,424	8,508
Meridian Energy Ltd.	10,167	15,277
Mighty River Power Ltd.	5,669	10,737
		34,522
		10,070,661
Security	Number of Shares	Value ($)
Norway 0.3%
Banks 0.0%
DNB A.S.A.	7,948	101,193
Energy 0.1%
Hoegh LNG Holdings Ltd.	158,770	1,909,195
Seadrill Ltd. *	3,053	19,633
Statoil A.S.A.	9,077	146,723
Subsea 7 S.A. *	2,037	15,977
		2,091,528
Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	6,519	55,477
Insurance 0.1%
Gjensidige Forsikring A.S.A.	36,789	560,114
Materials 0.0%
Norsk Hydro A.S.A.	10,761	38,544
Yara International A.S.A.	1,449	65,822
		104,366
Telecommunication Services 0.1%
Telenor A.S.A.	105,144	1,980,719
		4,893,397
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	10,384	1,175,261
Philippines 0.2%
Materials 0.2%
D&L Industries, Inc.	15,374,800	3,195,142
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	391,289	22,430
Banco Espirito Santo S.A. - Reg'd *(a)	42,176	—
		22,430
Energy 0.0%
Galp Energia, SGPS, S.A.	3,081	33,259
Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	92,117	1,293,020
Utilities 0.0%
EDP - Energias de Portugal S.A.	18,835	69,605
		1,418,314
Republic of Korea 2.0%
Capital Goods 0.2%
Byucksan Corp.	499,490	4,104,774
Consumer Durables & Apparel 0.2%
Cuckoo Electronics Co., Ltd.	18,030	3,953,548
Consumer Services 0.2%
Hana Tour Service, Inc.	25,800	2,842,435
Food, Beverage & Tobacco 0.2%
NongShim Co., Ltd.	12,320	3,981,418
46    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.1%
Amorepacific Corp.	2,138	705,742
Cosmax, Inc.	10,080	1,692,829
		2,398,571
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	40,620	1,087,081
Technology Hardware & Equipment 1.0%
Samsung Electronics Co., Ltd.	16,087	19,295,160
		37,662,987
Singapore 2.5%
Banks 0.2%
DBS Group Holdings Ltd.	220,716	2,713,713
Oversea-Chinese Banking Corp., Ltd.	25,038	160,941
United Overseas Bank Ltd.	10,500	152,468
		3,027,122
Capital Goods 0.1%
Keppel Corp., Ltd.	12,000	60,405
Noble Group Ltd.	34,000	12,207
Sarine Technologies Ltd. (f)	1,928,800	2,147,854
Sembcorp Industries Ltd.	8,000	20,385
Sembcorp Marine Ltd.	7,000	11,648
Singapore Technologies Engineering Ltd.	13,000	30,641
Yangzijiang Shipbuilding Holdings Ltd.	16,100	14,331
		2,297,471
Consumer Services 0.0%
Genting Singapore plc	49,000	28,384
Diversified Financials 0.0%
Singapore Exchange Ltd.	7,000	36,830
Energy 0.0%
Ezra Holdings Ltd. *	3,559,120	309,729
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	70,000	19,426
Wilmar International Ltd.	16,000	35,654
		55,080
Media 0.0%
Singapore Press Holdings Ltd.	13,000	36,972
Real Estate 0.9%
Ascendas Real Estate Investment Trust	4,803,500	8,178,092
CapitaLand Commercial Trust Ltd.	15,000	15,053
CapitaLand Ltd.	21,000	46,324
CapitaLand Mall Trust	6,888,200	9,711,762
City Developments Ltd.	3,427	19,395
Global Logistic Properties Ltd.	25,000	39,985
Suntec Real Estate Investment Trust	19,224	22,580
UOL Group Ltd.	3,900	18,200
		18,051,391
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	1,111	25,723
Security	Number of Shares	Value ($)
Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	812,300	2,306,931
StarHub Ltd.	1,696,600	4,352,314
		6,659,245
Transportation 0.8%
ComfortDelGro Corp., Ltd.	18,500	40,027
Hutchison Port Holdings Trust, Class U	46,000	25,477
SATS Ltd.	2,706,600	7,314,837
SIA Engineering Co., Ltd. (f)	2,858,600	8,129,155
Singapore Airlines Ltd.	4,331	33,320
		15,542,816
Utilities 0.1%
Hyflux Ltd.	3,770,800	1,823,765
		47,894,528
South Africa 0.4%
Capital Goods 0.1%
The Bidvest Group Ltd.	39,007	996,417
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd.	455,893	2,787,073
Diversified Financials 0.1%
FirstRand Ltd.	467,493	1,713,052
Insurance 0.0%
Sanlam Ltd.	95,207	430,119
Media 0.1%
Naspers Ltd., N Shares	15,953	2,329,049
		8,255,710
Spain 1.7%
Banks 0.3%
Banco Bilbao Vizcaya Argentaria S.A. *(a)	2,623	22,567
Banco Bilbao Vizcaya Argentaria S.A.	418,663	3,602,013
Banco de Sabadell S.A.	40,269	77,691
Banco Popular Espanol S.A.	14,705	55,910
Banco Santander S.A.	116,588	651,284
Bankia S.A.	36,876	47,389
Bankinter S.A.	249,562	1,804,872
CaixaBank S.A.	21,379	81,885
		6,343,611
Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	1,467	49,773
Ferrovial S.A.	3,746	94,502
Zardoya Otis S.A.	1,387	17,054
		161,329
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	525,989	2,340,320
Consumer Services 0.6%
Melia Hotels International S.A.	800,380	11,557,518
Energy 0.0%
Repsol S.A.	8,779	110,513
See financial notes    47

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion S.A. *	159,344	1,012,407
Food, Beverage & Tobacco 0.0%
Viscofan S.A.	9,701	565,812
Insurance 0.0%
Mapfre S.A.	152,269	451,746
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,192	55,208
Retailing 0.1%
Industria de Diseno Textil S.A.	64,403	2,411,529
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	88,419	3,761,040
Telecommunication Services 0.2%
Cellnex Telecom S.A.U. *	195,840	3,389,756
Telefonica S.A.	36,405	480,304
		3,870,060
Transportation 0.0%
Abertis Infraestructuras S.A.	3,987	66,208
Aena S.A. *	573	63,950
International Consolidated Airlines Group S.A. *	6,682	59,744
		189,902
Utilities 0.1%
Enagas S.A.	1,834	55,457
Endesa S.A.	2,673	59,435
Gas Natural SDG S.A.	2,849	61,629
Iberdrola S.A.	44,072	314,283
Red Electrica Corp. S.A.	880	77,471
		568,275
		33,399,270
Sweden 2.8%
Banks 0.1%
Nordea Bank AB	24,704	272,575
Skandinaviska Enskilda Banken AB, A Shares	12,354	129,728
Svenska Handelsbanken AB, A Shares	12,180	165,422
Swedbank AB, A Shares	57,292	1,312,753
		1,880,478
Capital Goods 1.5%
Alfa Laval AB	2,516	44,140
Assa Abloy AB, Class B	95,316	1,896,129
Atlas Copco AB, A Shares	68,530	1,785,939
Atlas Copco AB, B Shares	202,474	4,894,773
Eltel AB *(f)	354,185	3,905,995
Indutrade AB	58,290	2,771,758
Inwido AB	293,997	3,180,492
Saab AB, Class B	132,740	3,738,235
Sandvik AB	8,672	80,881
Skanska AB, B Shares	3,040	59,319
SKF AB, B Shares	396,970	6,975,595
Volvo AB, B Shares	12,473	129,010
		29,462,266
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.4%
AF AB, B Shares	392,912	5,810,510
Intrum Justitia AB	20,321	729,061
Securitas AB, B Shares	2,569	33,540
		6,573,111
Consumer Durables & Apparel 0.3%
Electrolux AB, B Shares	1,924	56,605
Husqvarna AB, B Shares	4,048	26,649
Nobia AB	452,380	5,540,353
		5,623,607
Diversified Financials 0.2%
Avanza Bank Holding AB	79,610	3,148,604
Industrivarden AB, C Shares	1,365	24,776
Investment AB Kinnevik, B Shares	1,883	60,007
Investor AB, B Shares	3,704	137,078
		3,370,465
Energy 0.0%
Lundin Petroleum AB *	1,568	22,697
Food & Staples Retailing 0.0%
ICA Gruppen AB	627	22,368
Food, Beverage & Tobacco 0.1%
Swedish Match AB	46,443	1,459,969
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	1,628	40,686
Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	4,775	140,643
Materials 0.0%
Boliden AB	2,307	44,170
Hexpol AB	65,346	634,750
		678,920
Retailing 0.2%
Hennes & Mauritz AB, B Shares	93,522	3,635,468
Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	2,074	71,937
Telefonaktiebolaget LM Ericsson, B Shares	24,752	240,899
		312,836
Telecommunication Services 0.0%
Tele2 AB, B Shares	2,620	26,165
TeliaSonera AB	22,079	112,813
		138,978
		53,362,492
Switzerland 6.5%
Capital Goods 0.9%
ABB Ltd. - Reg'd *	17,885	337,413
Belimo Holding AG - Reg'd	717	1,537,801
Burckhardt Compression Holding AG (f)	20,659	7,197,803
Daetwyler Holding AG	20,915	2,932,034
Geberit AG - Reg'd	5,494	1,773,020
Schindler Holding AG	17,926	2,908,370
Schindler Holding AG - Reg'd	169	27,507
Sulzer AG - Reg'd	240	24,251
		16,738,199
48    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.0%
Adecco S.A. - Reg'd *	1,385	102,954
SGS S.A. - Reg'd	45	85,685
		188,639
Consumer Durables & Apparel 1.0%
Cie Financiere Richemont S.A. - Reg'd	162,492	13,933,292
The Swatch Group AG - Bearer Shares	15,251	5,956,117
The Swatch Group AG - Reg'd	396	28,608
		19,918,017
Diversified Financials 1.7%
Credit Suisse Group AG - Reg'd *	786,852	19,625,048
Julius Baer Group Ltd. *	1,820	90,240
Leonteq AG *	48,370	9,303,120
Pargesa Holding S.A.	238	15,094
Partners Group Holding AG	9,550	3,455,623
UBS Group AG - Reg’d	59,212	1,182,607
		33,671,732
Energy 0.0%
Transocean Ltd.	2,944	45,065
Food, Beverage & Tobacco 0.4%
Aryzta AG *	698	31,431
Barry Callebaut AG - Reg'd *	18	21,570
Chocoladefabriken Lindt & Sprungli AG	8	48,825
Chocoladefabriken Lindt & Sprungli AG - Reg'd	1	74,194
Nestle S.A. - Reg'd	105,748	8,076,391
		8,252,411
Health Care Equipment & Services 0.6%
Sonova Holding AG - Reg'd	430	58,671
Straumann Holding AG - Reg'd	25,480	7,209,855
Ypsomed Holding AG - Reg’d *	27,260	3,585,209
		10,853,735
Insurance 0.0%
Baloise Holding AG - Reg'd	386	46,280
Swiss Life Holding AG - Reg'd *	257	61,241
Swiss Re AG	2,864	265,867
Zurich Insurance Group AG *	1,214	320,374
		693,762
Materials 0.7%
Clariant AG - Reg'd *	100,535	1,848,672
EMS-Chemie Holding AG - Reg'd	67	28,353
Givaudan S.A. - Reg'd *	75	134,115
LafargeHolcim Ltd. *	184,750	10,404,150
Sika AG	17	55,752
Syngenta AG - Reg'd	757	254,329
		12,725,371
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Actelion Ltd. - Reg'd *	22,478	3,120,263
Lonza Group AG - Reg'd *	15,889	2,332,183
Novartis AG - Reg'd	60,640	5,493,296
Roche Holding AG	5,716	1,551,888
		12,497,630
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	569	43,473
Security	Number of Shares	Value ($)
Retailing 0.0%
Dufry AG - Reg'd *	329	38,436
Semiconductors & Semiconductor Equipment 0.2%
U-Blox AG *	19,530	3,772,552
Software & Services 0.0%
Luxoft Holding, Inc. *	8,875	591,430
Telecommunication Services 0.0%
Swisscom AG - Reg'd	210	108,195
Transportation 0.3%
Kuehne & Nagel International AG - Reg'd	40,232	5,574,445
		125,713,092
Taiwan 1.1%
Automobiles & Components 0.2%
Hota Industrial Manufacturing Co., Ltd.	1,296,000	4,296,537
Consumer Durables & Apparel 0.2%
Eclat Textile Co., Ltd.	287,000	4,221,177
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	916,000	1,480,550
Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	120,000	1,810,847
Semiconductors & Semiconductor Equipment 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	242,369	5,322,423
Technology Hardware & Equipment 0.2%
Catcher Technology Co., Ltd.	130,000	1,275,823
Delta Electronics, Inc.	283,000	1,438,938
Largan Precision Co., Ltd.	11,000	854,795
		3,569,556
		20,701,090
United Arab Emirates 0.0%
Banks 0.0%
Dubai Islamic Bank PJSC	362,112	636,212
United Kingdom 17.2%
Automobiles & Components 0.0%
GKN plc	13,131	58,021
Banks 0.8%
Barclays plc	134,625	479,639
HSBC Holdings plc	158,216	1,236,136
Lloyds Banking Group plc	8,330,194	9,454,855
Royal Bank of Scotland Group plc *	26,359	128,807
Standard Chartered plc	20,071	222,801
Virgin Money Holdings UK plc	785,470	4,690,655
		16,212,893
Capital Goods 4.0%
Ashtead Group plc	157,678	2,424,416
BAE Systems plc	25,717	173,962
Bodycote plc	784,737	6,199,329
Brammer plc	852,012	3,020,028
Bunzl plc	71,643	2,048,742
Cobham plc	9,260	39,536
Diploma plc	688,023	6,804,107
See financial notes    49

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Galliford Try plc	130,130	2,997,596
HellermannTyton Group plc	1,242,722	9,078,878
IMI plc	2,207	32,364
Interserve plc (f)	929,460	7,942,124
Meggitt plc	697,487	3,799,692
Melrose Industries plc	7,414	30,332
Rolls-Royce Holdings plc *	15,293	161,716
Rotork plc	3,583,736	10,352,624
Smiths Group plc	372,655	5,513,052
Spirax-Sarco Engineering plc	192,998	9,047,183
The Weir Group plc	1,707	28,042
Travis Perkins plc	2,008	59,184
Ultra Electronics Holdings plc	164,114	4,253,188
Wolseley plc	55,134	3,236,987
		77,243,082
Commercial & Professional Supplies 0.5%
Aggreko plc	2,083	29,361
Babcock International Group plc	2,000	29,648
Capita plc	97,572	1,913,961
Experian plc	449,881	7,666,000
G4S plc	283,619	1,059,422
Intertek Group plc	1,291	52,140
		10,750,532
Consumer Durables & Apparel 1.1%
Barratt Developments plc	7,894	74,365
Bellway plc	258,390	10,320,820
Berkeley Group Holdings plc	33,390	1,704,177
Burberry Group plc	95,808	1,956,985
Persimmon plc *	2,482	76,117
Redrow plc	720,460	5,141,818
Taylor Wimpey plc	428,475	1,305,287
		20,579,569
Consumer Services 1.2%
Carnival plc	1,471	81,870
Compass Group plc	201,653	3,466,596
Domino's Pizza Group plc	312,150	5,245,887
Greene King plc	577,159	7,140,052
InterContinental Hotels Group plc	47,754	1,908,222
Merlin Entertainments plc	6,740	43,007
TUI AG (e)	3,665	68,153
TUI AG (e)	116,728	2,168,088
Whitbread plc	29,309	2,238,154
William Hill plc	7,523	36,707
		22,396,736
Diversified Financials 0.4%
3i Group plc	7,905	60,893
Aberdeen Asset Management plc	7,356	39,222
Hargreaves Lansdown plc	2,251	50,026
ICAP plc	4,520	30,597
Investec plc	4,456	37,119
London Stock Exchange Group plc	2,533	99,173
Provident Financial plc	35,670	1,904,110
Schroders plc	119,780	5,495,903
Schroders plc, Non Voting Shares	1,100	38,295
		7,755,338
Energy 0.4%
Amec Foster Wheeler plc	3,151	34,479
BG Group plc	27,736	438,188
BP plc	148,994	885,469
Hunting plc	81,659	452,628
Security	Number of Shares	Value ($)
Petrofac Ltd.	2,110	27,378
Royal Dutch Shell plc, A Shares	212,333	5,559,365
Royal Dutch Shell plc, B Shares	19,848	519,718
Tullow Oil plc *	7,283	22,748
		7,939,973
Food & Staples Retailing 0.0%
J. Sainsbury plc	11,567	47,395
Tesco plc *	66,021	186,199
WM Morrison Supermarkets plc	17,092	44,319
		277,913
Food, Beverage & Tobacco 0.7%
Associated British Foods plc	2,897	153,934
British American Tobacco plc	15,233	904,986
Coca-Cola HBC AG CDI *	1,598	38,074
Diageo plc	397,729	11,466,499
Imperial Tobacco Group plc	7,784	419,153
SABMiller plc	7,843	481,743
Tate & Lyle plc	3,477	31,916
		13,496,305
Health Care Equipment & Services 0.0%
Smith & Nephew plc	7,261	123,986
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	27,497	2,683,445
Unilever plc	155,424	6,920,796
		9,604,241
Insurance 1.0%
Admiral Group plc	1,574	39,061
Aviva plc	32,508	242,951
Direct Line Insurance Group plc	11,183	67,834
Hiscox Ltd.	69,847	1,038,679
Legal & General Group plc	48,131	193,823
Old Mutual plc	39,839	130,210
Prudential plc	275,959	6,445,430
RSA Insurance Group plc	8,104	52,448
St. James's Place plc	3,550	52,613
Standard Life plc	15,907	102,844
Willis Group Holdings plc	231,200	10,313,832
		18,679,725
Materials 2.2%
Anglo American plc	11,359	95,299
Antofagasta plc	3,147	25,441
BHP Billiton plc	17,178	274,573
Croda International plc	320,003	14,274,378
Elementis plc	1,638,983	5,909,113
Fresnillo plc	1,755	19,685
Glencore plc *	7,787,970	13,445,548
Johnson Matthey plc	1,667	66,303
Mondi plc	2,922	67,569
Randgold Resources Ltd.	716	48,020
Rexam plc	5,726	47,610
Rio Tinto plc	10,349	377,172
Victrex plc	282,881	8,038,170
		42,688,881
Media 1.1%
ITV plc	1,447,245	5,618,622
Pearson plc	6,661	88,430
RELX plc	152,132	2,720,288
Rightmove plc	88,310	5,215,706
Sky plc	8,397	141,705
50    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
UBM plc	78,524	618,598
WPP plc	282,090	6,323,561
		20,726,910
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
AstraZeneca plc	10,268	654,405
GlaxoSmithKline plc	107,115	2,310,011
Hikma Pharmaceuticals plc	147,330	4,909,351
Shire plc	67,099	5,081,464
		12,955,231
Real Estate 0.1%
Derwent London plc	19,867	1,186,516
Hammerson plc	6,276	61,490
Intu Properties plc	7,222	38,445
Land Securities Group plc	6,428	132,428
Segro plc	5,536	38,349
The British Land Co., plc	7,819	104,733
		1,561,961
Retailing 0.3%
Dixons Carphone plc	7,829	55,579
Inchcape plc	67,035	824,426
Kingfisher plc	19,274	104,769
Marks & Spencer Group plc	13,277	104,839
Next plc	34,286	4,222,489
Sports Direct International plc *	2,219	23,808
		5,335,910
Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	11,453	180,369
Software & Services 0.5%
Auto Trader Group plc *	1,244,290	7,439,973
Micro Focus International plc	36,002	695,891
The Sage Group plc	131,864	1,105,622
		9,241,486
Technology Hardware & Equipment 1.1%
Halma plc	594,808	6,991,728
Laird plc	866,112	4,512,306
Oxford Instruments plc	237,097	1,894,146
Spectris plc	209,867	5,382,515
Telit Communications plc *	569,620	2,186,533
		20,967,228
Telecommunication Services 0.3%
BT Group plc	735,643	5,253,603
Inmarsat plc	3,582	54,292
Vodafone Group plc	216,673	713,056
		6,020,951
Transportation 0.2%
easyJet plc	157,060	4,230,904
Royal Mail plc	5,187	35,537
		4,266,441
Utilities 0.1%
Centrica plc	40,996	142,649
National Grid plc	30,823	439,070
Severn Trent plc	1,915	66,044
SSE plc	76,398	1,777,368
United Utilities Group plc	5,546	84,394
		2,509,525
		331,573,207
Security	Number of Shares	Value ($)
United States 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	23,409	1,495,133
Total Common Stock
(Cost $1,698,642,994)		1,829,364,525

Preferred Stock 0.5% of net assets
Germany 0.5%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	404	32,670
Porsche Automobil Holding SE	1,245	58,196
Volkswagen AG	1,322	158,687
		249,553
Capital Goods 0.2%
Jungheinrich AG	50,550	3,734,494
Health Care Equipment & Services 0.3%
Sartorius AG	18,780	4,250,065
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	1,449	157,149
Materials 0.0%
Fuchs Petrolub SE	585	28,056
		8,419,317
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	8,353	26,649
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP	49,011	55,084
		81,733
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(a)	1,417,661	2,185
Total Preferred Stock
(Cost $8,077,292)		8,503,235

Other Investment Companies 4.1% of net assets
Equity Fund 0.6%
Vanguard FTSE Emerging Markets ETF	335,000	11,671,400
Money Market Fund 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	67,082,049	67,082,049
Total Other Investment Companies
(Cost $82,419,204)		78,753,449

See financial notes    51

Laudus International MarketMasters Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Spain 0.0%
Banks 0.0%
Banco Santander S.A. *	116,588	6,410
Total Rights
(Cost $6,603)		6,410
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.03%, 02/25/16 (c)(d)	50,000	49,988
0.03%, 03/17/16 (c)(d)	5,000	4,998
0.04%, 03/17/16 (c)(d)	5,000	4,998
Total Short-Term Investments
(Cost $59,994)		59,984

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $1,817,921,100 and the unrealized appreciation and depreciation were $215,382,452 and ($116,615,949), respectively, with a net unrealized appreciation of $98,766,503.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $1,624,719,124 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	Securities are traded on separate exchanges for the same entity.
(f)	Illiquid security. At the period end, the value of these amounted to $42,443,845 or 2.2% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
NZD —	New Zealand dollar
USD —	U.S. dollar
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	501	44,015,355	(569,982)
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
03/16/2016	State Street Bank & Trust Co.	AUD	890,000	USD	630,665	(18,412)
03/16/2016	State Street Bank & Trust Co.	AUD	1,184,000	USD	838,997	(2,842)
03/16/2016	State Street Bank & Trust Co.	USD	2,794,060	AUD	3,943,000	194,182
03/16/2016	State Street Bank & Trust Co.	USD	12,241,963	CHF	12,037,000	254,403
01/29/2016	State Street Bank & Trust Co.	USD	6,476,732	NZD	9,624,500	(41,406)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						385,925

52    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$361,249,973	$—	$361,249,973
Australia [1]	—	55,884,599	—	55,884,599
Banks	24,102	2,259,505	—	2,283,607
Real Estate	—	14,586,902	58,035	14,644,937
Transportation	12,767	267,463	—	280,230
Brazil [1]	—	1,084,019	—	1,084,019
Food, Beverage & Tobacco	2,463,075	—	—	2,463,075
Canada [1]	83,436,450	—	—	83,436,450
China [1]	—	42,842,519	—	42,842,519
Consumer Durables & Apparel	4,573,914	—	—	4,573,914
Software & Services	21,412,181	5,482,059	—	26,894,240
France [1]	—	147,426,697	—	147,426,697
Pharmaceuticals, Biotechnology & Life Sciences	3,962,077	10,065,590	—	14,027,667
Software & Services	2,369,996	8,879,564	—	11,249,560
Hong Kong[1]	—	18,029,991	—	18,029,991
Consumer Durables & Apparel	2,783,996	1,921,538	—	4,705,534
Consumer Services	8,377,929	5,970,173	—	14,348,102
Telecommunication Services	25,315	3,869,511	—	3,894,826
Ireland [1]	—	3,420,833	—	3,420,833
Consumer Services	2,753,762	—	—	2,753,762
Food, Beverage & Tobacco	5,946,226	164,279	—	6,110,505
Israel [1]	—	5,389,927	—	5,389,927
Pharmaceuticals, Biotechnology & Life Sciences	4,610,960	418,402	—	5,029,362
Software & Services	4,698,032	33,190	—	4,731,222
Italy [1]	—	50,589,926	—	50,589,926
Consumer Durables & Apparel	8,995,704	6,790,649	—	15,786,353
Japan [1]	—	305,862,370	—	305,862,370
Banks	23,071	12,450,737	—	12,473,808
Real Estate	36,746	8,033,038	—	8,069,784
Mexico [1]	4,421,791	—	—	4,421,791
Netherlands [1]	—	27,599,120	—	27,599,120
Banks	456,380	—	—	456,380
Household & Personal Products	599,088	—	—	599,088
Media	64,231	1,941,848	—	2,006,079
Semiconductors & Semiconductor Equipment	2,529,530	263,164	—	2,792,694
Peru [1]	1,175,261	—	—	1,175,261
Singapore [1]	—	45,597,057	—	45,597,057
Capital Goods	2,147,854	149,617	—	2,297,471
Spain [1]	—	27,055,659	—	27,055,659
Banks	—	6,321,044	22,567	6,343,611
See financial notes    53

Laudus International MarketMasters Fund
Portfolio Holdings continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Switzerland [1]	$—	$97,529,728	$—	$97,529,728
Capital Goods	1,537,801	15,200,398	—	16,738,199
Health Care Equipment & Services	3,585,209	7,268,526	—	10,853,735
Software & Services	591,430	—	—	591,430
Taiwan [1]	—	15,378,667	—	15,378,667
Semiconductors & Semiconductor Equipment	5,322,423	—	—	5,322,423
United Kingdom[1]	—	214,683,172	—	214,683,172
Capital Goods	15,882,985	61,360,097	—	77,243,082
Insurance	10,313,832	8,365,893	—	18,679,725
Technology Hardware & Equipment	2,186,533	18,780,695	—	20,967,228
United States[1]	1,495,133	—	—	1,495,133
Preferred Stock[1]	—	81,733	—	81,733
Germany [1]	—	4,169,252	—	4,169,252
Health Care Equipment & Services	4,250,065	—	—	4,250,065
United Kingdom[1]	—	—	2,185	2,185
Other Investment Companies[1]	78,753,449	—	—	78,753,449
Rights
Spain [1]	6,410	—	—	6,410
Short-Term Investments[1]	—	59,984	—	59,984
Total	$291,825,708	$1,624,779,108	$82,787	$1,916,687,603
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$448,585	$—	$448,585
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($569,982)	$—	$—	($569,982)
Forward Foreign Currency Exchange Contracts[2]	—	(62,660)	—	(62,660)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock
Australia	$—	$—	($7,835)	$31,114	($2)	$34,758	$—	$58,035
Spain	—	(2)	936	21,633	—	—	—	22,567
Preferred Stock
United Kingdom	3,056	—	10	2,185	(3,066)	—	—	2,185
Total	$3,056	($2)	($6,889)	$54,932	($3,068)	$34,758	$—	$82,787
54    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings continued
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($8,496).
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the the period ended October 31, 2015. The transfers in the amount of $35,435,305 and $20,909,041 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.
See financial notes    55

Laudus International MarketMasters Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $1,789,206,087)		$1,916,687,603
Foreign currency, at value (cost $495,567)		494,621
Deposit with broker for futures contracts		6,510,000
Receivables:
Investments sold		9,453,961
Fund shares sold		4,169,068
Dividends		3,499,124
Foreign tax reclaims		1,796,740
Unrealized appreciation on forward foreign currency exchange contracts		448,585
Prepaid expenses	+	87,016
Total assets		1,943,146,718
Liabilities
Payables:
Investments bought		10,430,008
Investment adviser and administrator fees		344,003
Shareholder service fees		358,978
Fund shares redeemed		813,492
Variation margin on futures contracts		88,462
Unrealized depreciation on forward foreign currency exchange contracts	+	62,660
Total liabilities		12,097,603
Net Assets
Total assets		1,943,146,718
Total liabilities	–	12,097,603
Net assets		$1,931,049,115
Net Assets by Source
Capital received from investors		1,706,507,361
Net investment income not yet distributed		15,706,816
Net realized capital gains		81,656,152
Net unrealized capital appreciation		127,178,786

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$536,121,818		23,608,237		$22.71
Select Shares	$1,394,927,297		61,428,291		$22.71

56    See financial notes

Laudus International MarketMasters Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $4,279,276)		$45,717,650
Interest	+	237
Total investment income		45,717,887
Expenses
Investment adviser and administrator fees		26,783,125
Shareholder service fees:
Investor Shares		1,382,545
Select Shares		2,192,211
Custodian fees		1,208,544
Portfolio accounting fees		198,879
Transfer agent fees		159,000
Shareholder reports		144,145
Professional fees		69,667
Registration fees		41,253
Independent trustees' fees		17,049
Proxy fees		9,426
Interest expense		1,835
Other expenses	+	141,535
Total expenses		32,349,214
Expense reduction by CSIM and its affiliates	–	4,981,287
Net expenses	–	27,367,927
Net investment income		18,349,960
Realized and Unrealized Gains (Losses)
Net realized gains on investments (net of foreign capital gain tax paid of $709,659)		108,010,892
Net realized gains on futures contracts		91,709
Net realized gains on foreign currency transactions	+	5,846,601
Net realized gains		113,949,202
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gain tax of $1,138,481)		(111,529,269)
Net change in unrealized appreciation (depreciation) on futures contracts		(494,083)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(3,247,545)
Net change in unrealized appreciation (depreciation)	+	(115,270,897)
Net realized and unrealized losses		(1,321,695)
Increase in net assets resulting from operations		$17,028,265
See financial notes    57

Laudus International MarketMasters Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$18,349,960	$26,641,585
Net realized gains		113,949,202	224,500,692
Net change in unrealized appreciation (depreciation)	+	(115,270,897)	(286,715,625)
Increase (decrease) in net assets from operations		17,028,265	(35,573,348)
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(8,584,765)	(9,151,462)
Select Shares	+	(24,212,500)	(24,452,646)
Total distributions from net investment income		(32,797,265)	(33,604,108)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,572,262	$36,357,838	2,681,598	$63,944,369
Select Shares	+	11,333,727	263,224,442	17,762,259	421,251,532
Total shares sold		12,905,989	$299,582,280	20,443,857	$485,195,901
Shares Reinvested
Investor Shares		358,089	$7,806,344	364,557	$8,395,762
Select Shares	+	454,613	9,896,917	703,683	16,184,703
Total shares reinvested		812,702	$17,703,261	1,068,240	$24,580,465
Shares Redeemed
Investor Shares		(5,819,694)	($132,991,809)	(4,050,133)	($96,267,673)
Select Shares	+	(19,712,757)	(460,500,168)	(16,261,189)	(386,422,770)
Total shares redeemed		(25,532,451)	($593,491,977)	(20,311,322)	($482,690,443)
Net transactions in fund shares		(11,813,760)	($276,206,436)	1,200,775	$27,085,923
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		96,850,288	$2,223,024,551	95,649,513	$2,265,116,084
Total increase or decrease	+	(11,813,760)	(291,975,436)	1,200,775	(42,091,533)
End of period		85,036,528	$1,931,049,115	96,850,288	$2,223,024,551
Net investment income not yet distributed			$15,706,816		$18,038,415
58    See financial notes

Laudus MarketMasters Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2015 Fund
Laudus International MarketMasters Fund	Schwab Target 2020 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2025 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2030 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2035 Fund
Schwab International Index Fund®	Schwab Target 2040 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund™	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund™	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund™	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund™	Schwab ® Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund™	Schwab ® Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund™	Schwab ® Monthly Income Fund - Maximum Payout
Schwab ® International Core Equity Fund

Each fund in this report offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds’ investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap and mid-cap stocks, for instance—a fund's performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—bonds and small-cap stocks, for instance—a fund's performance also will lag those investments.
Management Risk. As with all actively managed funds, a fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause a fund to underperform its benchmark or other funds with a similar investment objective.
Foreign Investment Risk. A fund's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These restrictions may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
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Financial Notes (continued)
3. Risk Factors (continued):
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the initial amount invested.
Multi-Manager Risk. Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund's exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund's shares are subject to an annual shareholder servicing fee up to 0.25% for Investor Shares and 0.20% for Select Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the funds) and a fund will pay no more than 0.25% for Investor Shares and 0.20% for Select Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab's or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Investor Shares	1.35%	1.40%
Select Shares	1.20%	1.25%
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of October 31, 2015, as applicable:
	Underlying Funds
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Schwab Target 2010 Fund	0.3%	0.2%
Schwab Target 2015 Fund	0.6%	0.3%
Schwab Target 2020 Fund	4.2%	2.2%
Schwab Target 2025 Fund	4.0%	2.0%
Schwab Target 2030 Fund	9.3%	4.4%
Schwab Target 2035 Fund	4.7%	2.1%
Schwab Target 2040 Fund	13.6%	5.6%
Schwab Target 2045 Fund	1.2%	0.5%
Schwab Target 2050 Fund	1.0%	0.4%
Schwab Target 2055 Fund	0.6%	0.2%
Schwab Monthly Income Fund - Moderate Payout	—%	0.3%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.4%
Schwab Monthly Income Fund - Maximum Payout	—%	0.1%
Schwab Balanced Fund	18.7%	—%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
During the period, the Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund received a reimbursement payment of $216 and $2,968, respectively, related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds' shares in prior periods.
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
During the periods under which the expense was incurred, the funds were operating above their expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. Each funds’ net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
During the period prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Laudus Small-Cap MarketMasters Fund	$89,765,861	$106,543,979
Laudus International MarketMasters Fund	1,466,462,364	1,749,465,130
8. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at October 31, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2015, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Laudus Small-Cap MarketMasters Fund	$2,979,978	25
Laudus International MarketMasters Fund	26,686,677	297
The Laudus International MarketMasters Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting
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Financial Notes (continued)
8. Derivatives (continued):
policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended October 31, 2015, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation were $44,428,464 and $1,239,455, respectively.
As of October 31, 2015, the derivatives contracts held by the funds, categorized by primary risk exposure, were:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Asset Derivatives	Fair Value
Equity Index - Futures Contracts[1]	$65,981	$—
Forward Foreign Currency Exchange Contracts[2]	—	448,585
Total	$65,981	$448,585
Liability Derivatives	Fair Value
Equity Index - Futures Contracts[3]	$—	$569,982
Forward Foreign Currency Exchange Contracts[4]	—	62,660
Total	$—	$632,642
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the funds in the Statement of Operations for the period ended October 31, 2015 were:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Equity Index Futures Contracts
Realized Gains (Losses)[1]	$546,273	$91,709
Change in Unrealized Appreciation (Depreciation)[2]	(90,638)	(494,083)
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—	$6,581,836
Change in Unrealized Appreciation (Depreciation)[2]	—	(3,330,384)
[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.
The funds' forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The Laudus International
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Financial Notes (continued)
8. Derivatives (continued):
MarketMasters Fund's forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund's forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of October 31, 2015.
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$448,585	($62,660)	$—	$385,925
Total	$448,585	($62,660)	$—	$385,925
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($62,660)	$62,660	$—	$—
Total	($62,660)	$62,660	$—	$—
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
Laudus Small-Cap MarketMasters Fund	$565	$384
Laudus International MarketMasters Fund	10,335	6,455
10. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Undistributed ordinary income	$1,923,280	$24,909,868
Undistributed long-term capital gains	8,100,917	100,978,405
Unrealized appreciation on investments	23,166,274	215,382,452
Unrealized depreciation on investments	(14,897,682)	(116,615,949)
Other unrealized appreciation (depreciation)	1	(113,022)
Net unrealized appreciation (depreciation)	$8,268,593	$98,653,481
The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non-taxable dividends and futures mark to market.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had no capital loss carryforwards.
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Laudus MarketMasters Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
For the year ended October 31, 2015, the funds had capital loss carryforwards utilized as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Capital loss carryforwards utilized	$—	$3,821,832
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Current period distributions
Ordinary income	$513,285	$32,797,265
Long-term capital gains	3,718,541	—
Return of capital	—	—
Prior period distributions
Ordinary income	$—	$33,604,108
Long-term capital gains	—	—
Return of capital	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the funds made the following reclassifications:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Capital shares	($1,041,833)	$—
Undistributed net investment income	2,194,303	12,115,706
Net realized capital gains (losses)	(1,152,470)	(12,115,706)
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund (two of the funds constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2015, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015
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Other Federal Tax Information (unaudited)
The Laudus International MarketMasters Fund elects to pass through, under section 853 of the Internal Revenue Code, the foreign tax credit of $4,156,855 to its shareholders for the year ended October 31, 2015. The respective foreign source income on the fund is $49,436,959.
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction:
Percentage
Laudus Small-Cap MarketMasters Fund	59.03
Laudus International MarketMasters Fund	—
For the fiscal year ended October 31, 2015, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Laudus Small-Cap MarketMasters Fund	$513,285
Laudus International MarketMasters Fund	36,954,120
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2015:
Laudus Small-Cap MarketMasters Fund	$3,718,541
Laudus International MarketMasters Fund	—
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Approval of Renewal of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund (the Funds), and the individual sub-advisory agreements between CSIM and BMO Asset Management Corp., Mellon Capital Management Corp. (Mellon), TAMRO Capital Partners, LLC and Wellington Management Company LLP relating to Laudus Small-Cap MarketMasters Fund; and CSIM and American Century Investment Management, Inc., Harris Associates L.P., Mellon, Mondrian Investment Partners Limited and William Blair & Company, LLC, relating to the Laudus International Market-Masters Fund (collectively, the Sub-Advisers). Such investment advisory and sub-advisory agreements are collectively referred to herein as the “Agreements”. The Trustees also review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the
Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM. The Board also discusses with CSIM the Funds’ operations and CSIM’s ability, consistent with the “manager of managers” structure of each of the Funds to (i) identify and recommend to the Trustees sub-advisers for each Fund, (ii) monitor and oversee the performance and investment capabilities of each sub-adviser, and (iii) recommend the replacement of a sub-adviser when appropriate. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to each of the Sub-Advisers seeking certain relevant information. The responses by CSIM and the Sub-Advisers are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisers, dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other types of accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisers; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
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Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. In addition, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers to the Funds and the resources each dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisers to the Funds and the resources of CSIM, its affiliates, and the Sub-Advisers dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. In addition, the Trustees considered whether irrespective of relative performance, each Sub-Adviser’s absolute performance was consistent with expectations for such Sub-Adviser’s unique investment methodology. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser and Sub-Adviser profitability discussed below. Although Laudus Small-Cap MarketMasters Fund had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements with respect to Laudus Small-Cap MarketMasters Fund, including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the investment objective and policies of
Laudus Small-Cap MarketMasters Fundand that CSIM and the Sub-Advisers had taken steps designed to help improve performance. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM and the Sub-Advisers to other mutual funds, and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM, and its respective affiliates. The Trustees also considered the compensation flowing to the Sub-Advisers, directly or indirectly. The Trustees also considered any other benefits derived by the Sub-Advisers from their relationship with the Funds, such as whether, by virtue of its management of the Funds, any Sub-Adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to the Sub-Advisers, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services
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rendered to each Fund by the Sub-Advisers, and their respective affiliates. The Board also considered the profitability of the Sub-Advisers with respect to the sub-advisory services they provide to the Funds, although, when doing so, the Board took into account the fact that the Sub-Advisers are compensated by CSIM, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and CSIM. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub-Advisers is reasonable and supported renewal of the Agreements with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers.
For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust prior to January 1, 2016, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
78

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To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
79

Notes

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.csimfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.
The Laudus Funds™
Laudus Growth Investors
Laudus U.S. Large Cap Growth Fund
Laudus MarketMasters Funds™
Laudus International MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus Mondrian Funds™
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
The Laudus Funds include the Laudus U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Laudus MarketMasters Funds
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
MFR13812-18
00156960
© 2015 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper

Command Performance™

Annual report dated October 31, 2015, enclosed.
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
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Schwab Target Funds
Annual Report
October 31, 2015
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund

Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	2.03%
Target 2010 Composite Index	2.26%
Fund Category: Morningstar Target Date 2000-2010	0.11%
Performance Details	pages 6-7

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	1.99%
Target 2015 Composite Index	2.32%
Fund Category: Morningstar Target Date 2011-2015	0.16%
Performance Details	pages 8-9

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	2.25%
Target 2020 Composite Index	2.58%
Fund Category: Morningstar Target Date 2016-2020	0.21%
Performance Details	pages 10-11

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	2.36%
Target 2025 Composite Index	2.68%
Fund Category: Morningstar Target Date 2021-2025	0.36%
Performance Details	pages 12-13

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	2.44%
Target 2030 Composite Index	2.71%
Fund Category: Morningstar Target Date 2026-2030	0.30%
Performance Details	pages 14-15
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
Schwab Target Funds1

Performance at a Glance continued
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	2.43%
Target 2035 Composite Index	2.71%
Fund Category: Morningstar Target Date 2031-2035	0.42%
Performance Details	pages 16-17

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	2.48%
Target 2040 Composite Index	2.67%
Fund Category: Morningstar Target Date 2036-2040	0.27%
Performance Details	pages 18-19

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	2.37%
Target 2045 Composite Index	2.64%
Fund Category: Morningstar Target Date 2041-2045	0.45%
Performance Details	pages 20-21

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	2.44%
Target 2050 Composite Index	2.61%
Fund Category: Morningstar Target Date 2046-2050	0.36%
Performance Details	pages 22-23

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	2.36%
Target 2055 Composite Index	2.58%
Fund Category: Morningstar Target Date 2051+	0.85%
Performance Details	pages 24-25

Minimum Initial Investment[1]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Target Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. The Schwab Target Funds are managed according to projected retirement dates and rebalanced to become more conservative as a target date approaches and beyond. Within each fund is a mix of active, passive, proprietary, and third-party strategies, seeking to provide diversification.
For the 12-month reporting period ended October 31, 2015, the funds generated returns that generally reflected positive returns for U.S. stocks and flat returns for broad international equity indexes amid market volatility. The funds’ performance included positive returns for some of the underlying investment strategies. For near-dated funds, returns reflected their more conservative positioning and lower exposure to volatile investment areas during the period compared with the longer-dated funds.
Despite market volatility later in the period stimulated by concern about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. The bond market generated modest returns amid the low interest rate environment, relatively stable credit conditions and limited inflation. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index returned 2.0%.
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Target Funds3

From the President continued

For the 12-month reporting period ended October 31, 2015, the funds generated returns that generally reflected positive returns for U.S. stocks and flat returns for broad international equity indexes amid market volatility.

Outside the U.S., turbulence in Greece, China, and select emerging markets translated into challenges that reduced returns in U.S. dollar terms as commodities prices fell globally. Meanwhile, lackluster global economic growth led to differences in central bank policies, particularly between those of the U.S., Japan, and the euro zone. This caused foreign currencies to depreciate versus the U.S. dollar, particularly among emerging markets, reducing returns in U.S. dollar terms. As a result, the MSCI EAFE Index (Net), which broadly represents the performance of international stocks, returned -0.1%.1
For more information about the Schwab Target Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about these funds by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
4Schwab Target Funds

Fund Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab Target Funds5

Schwab Target 2010 Fund
The Schwab Target 2010 Fund (the 2010 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2010 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2010 Fund’s asset allocation was approximately 38.1% equity securities, 55.4% fixed income securities, and 6.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2010 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2010 Fund returned 2.03%. The 2010 Fund’s internally calculated comparative index, the Target 2010 Composite Index (the composite index), returned 2.26%.
Positioning and Strategies. The 2010 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2010 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the comparative index by various degrees, all contributed positively to the 2010 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2010 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2010 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%.
The 2010 Fund’s U.S. fixed income allocation also contributed to total return. The greatest contribution came from the Schwab Total Bond Market Fund, the 2010 Fund’s largest position, although it underperformed the 2.0% return of the Barclays U.S. Aggregate Bond Index, the composite index’s U.S. fixed income component, detracting from relative performance. With investment-grade bonds and TIPS posting negative returns for the period, the 2010 Fund’s positions in the Schwab Treasury Inflation Protected Securities Index Fund and the Loomis Sayles Investment Grade Bond Fund detracted from total return.
As of 10/31/15:
Statistics
Number of Holdings	22
Portfolio Turnover Rate	33%
Asset Class Weightings % of Investments[1]
Fixed-Income Funds – Intermediate-Term Bond	38.6%
Equity Funds – Large-Cap	25.4%
Fixed-Income Funds – Short-Term Bond	9.4%
Equity Funds – International	8.9%
Fixed-Income Funds – Inflation-Protected Bond	6.2%
Money Market Fund	3.8%
Short-Term Investments	2.5%
Equity Funds – Small-Cap	2.6%
Equity Funds – Global Real Estate	2.0%
Fixed-Income Funds – International Bond	0.6%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Total Bond Market Fund	23.2%
Schwab Short-Term Bond Market Fund	9.3%
Metropolitan West Total Return Bond Fund, Class I	9.3%
Schwab Core Equity Fund	7.0%
Laudus U.S. Large Cap Growth Fund	6.3%
Schwab Treasury Inflation Protected Securities Index Fund	6.2%
Schwab S&P 500 Index Fund	5.7%
Laudus International MarketMasters Fund, Select Shares	5.3%
Wells Fargo Advantage Core Bond Fund, Class I	4.8%
Schwab Value Advantage Money Fund, Ultra Shares	3.8%
Total	80.9%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
6Schwab Target Funds

Schwab Target 2010 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	2.03%	5.99%	4.51%
Target 2010 Composite Index	2.26%	5.96%	5.41%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.07%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.72%
Fund Category: Morningstar Target Date 2000-2010	0.11%	5.14%	4.16%
Fund Expense Ratios3: Net 0.50%; Gross 0.67%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.50%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds7

Schwab Target 2015 Fund
The Schwab Target 2015 Fund (the 2015 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2015 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2015 Fund’s asset allocation was approximately 40.0% equity securities, 53.8% fixed income securities, and 6.2% cash and cash equivalents (including money market funds). At its target date, the 2015 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2015 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2015 Fund returned 1.99%. The 2015 Fund’s internally calculated comparative index, the Target 2015 Composite Index (the composite index), returned 2.32%.
Positioning and Strategies. The 2015 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2015 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2015 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2015 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2015 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%.
The 2015 Fund’s U.S. fixed income allocation also contributed to total return. The greatest contribution came from the Schwab Total Bond Market Fund, the 2015 Fund’s largest position, although it underperformed the 2.0% return of the Barclays U.S. Aggregate Bond Index, the composite index’s U.S. fixed income component, detracting from relative performance. With investment-grade bonds and TIPS posting negative returns for the period, the 2015 Fund’s positions in the Schwab Treasury Inflation Protected Securities Index Fund and the Loomis Sayles Investment Grade Bond Fund detracted from total return.
As of 10/31/15:
Statistics
Number of Holdings	23
Portfolio Turnover Rate	33%
Asset Class Weightings % of Investments[1]
Fixed-Income Funds – Intermediate-Term Bond	37.5%
Equity Funds – Large-Cap	26.6%
Equity Funds – International	9.4%
Fixed-Income Funds – Short-Term Bond	9.0%
Fixed-Income Funds – Inflation-Protected Bond	6.0%
Short-Term Investments	3.7%
Equity Funds – Small-Cap	2.7%
Money Market Fund	2.3%
Equity Funds – Global Real Estate	2.1%
Fixed-Income Funds – International Bond	0.7%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Total Bond Market Fund	22.3%
Metropolitan West Total Return Bond Fund, Class I	9.3%
Schwab Short-Term Bond Market Fund	9.0%
Schwab Core Equity Fund	7.4%
Laudus U.S. Large Cap Growth Fund	6.6%
Schwab S&P 500 Index Fund	6.0%
Schwab Treasury Inflation Protected Securities Index Fund	6.0%
Laudus International MarketMasters Fund, Select Shares	5.6%
Wells Fargo Advantage Core Bond Fund, Class I	4.5%
Schwab International Core Equity Fund	3.7%
Total	80.4%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
8Schwab Target Funds

Schwab Target 2015 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
March 12, 2008 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Target 2015 Fund (3/12/08)	1.99%	6.77%	5.09%
Target 2015 Composite Index	2.32%	6.70%	5.09%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.72%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.44%
Fund Category: Morningstar Target Date 2011-2015	0.16%	5.71%	4.24%
Fund Expense Ratios3: Net 0.53%; Gross 0.64%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.53%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds9

Schwab Target 2020 Fund
The Schwab Target 2020 Fund (the 2020 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2020 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2020 Fund’s asset allocation was approximately 54.4% equity securities, 41.2% fixed income securities, and 4.4% cash and cash equivalents (including money market funds). At its target date, the 2020 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2020 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2020 Fund returned 2.25%. The 2020 Fund’s internally calculated comparative index, the Target 2020 Composite Index (the composite index), returned 2.58%.
Positioning and Strategies. The 2020 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2020 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2020 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2020 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2020 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net).
The 2020 Fund’s U.S. fixed income allocation also contributed to total return. The greatest contribution came from the Schwab Total Bond Market Fund, the 2020 Fund’s largest position, although it underperformed the 2.0% return of the Barclays U.S. Aggregate Bond Index, the composite index’s U.S. fixed income component, detracting from relative performance. With investment-grade bonds and TIPS posting negative returns for the period, small positions in the Schwab Treasury Inflation Protected Securities Index Fund and the Loomis Sayles Investment Grade Bond Fund detracted from total return.
As of 10/31/15:
Statistics
Number of Holdings	24
Portfolio Turnover Rate	25%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	34.8%
Fixed-Income Funds – Intermediate-Term Bond	31.9%
Equity Funds – International	13.7%
Fixed-Income Funds – Short-Term Bond	5.3%
Equity Funds – Small-Cap	3.8%
Short-Term Investments	2.8%
Equity Funds – Global Real Estate	2.8%
Fixed-Income Funds – Inflation-Protected Bond	2.3%
Fixed-Income Funds – International Bond	1.1%
Money Market Fund	1.5%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Total Bond Market Fund	16.9%
Schwab Core Equity Fund	9.7%
Metropolitan West Total Return Bond Fund, Class I	8.8%
Laudus U.S. Large Cap Growth Fund	8.6%
Laudus International MarketMasters Fund, Select Shares	8.1%
Schwab S&P 500 Index Fund	7.9%
Schwab International Core Equity Fund	5.4%
Schwab Short-Term Bond Market Fund	5.3%
Schwab Dividend Equity Fund	4.3%
TCW Relative Value Large Cap Fund, Class I	3.4%
Total	78.4%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
10Schwab Target Funds

Schwab Target 2020 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	2.25%	7.98%	5.77%
Target 2020 Composite Index	2.58%	7.94%	6.24%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.07%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.72%
Fund Category: Morningstar Target Date 2016-2020	0.21%	6.02%	4.59%
Fund Expense Ratios3: Net 0.61%; Gross 0.65%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.61%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds11

Schwab Target 2025 Fund
The Schwab Target 2025 Fund (the 2025 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2025 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2025 Fund’s asset allocation was approximately 65.0% equity securities, 31.7% fixed income securities, and 3.3% cash and cash equivalents (including money market funds). At its target date, the 2025 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2025 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2025 Fund returned 2.36%. The 2025 Fund’s internally calculated comparative index, the Target 2025 Composite Index (the composite index), returned 2.68%.
Positioning and Strategies. The 2025 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2025 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2025 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2025 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2025 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net).
The 2025 Fund’s U.S. fixed income allocation also contributed to total return. The greatest contribution came from the Schwab Total Bond Market Fund, the 2025 Fund’s largest position, although it underperformed the 2.0% return of the Barclays U.S. Aggregate Bond Index, the composite index’s U.S. fixed income component, detracting from relative performance. With investment-grade bonds and TIPS posting negative returns for the period, small positions in the Schwab Treasury Inflation Protected Securities Index Fund and the Loomis Sayles Investment Grade Bond Fund detracted from total return.
As of 10/31/15:
Statistics
Number of Holdings	24
Portfolio Turnover Rate	21%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	40.6%
Fixed-Income Funds – Intermediate-Term Bond	26.2%
Equity Funds – International	16.9%
Equity Funds – Small-Cap	4.8%
Equity Funds – Global Real Estate	3.4%
Short-Term Investments	3.4%
Fixed-Income Funds – Short-Term Bond	3.1%
Fixed-Income Funds – International Bond	1.1%
Fixed-Income Funds – Inflation-Protected Bond	0.5%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Total Bond Market Fund	12.7%
Schwab Core Equity Fund	11.2%
Laudus U.S. Large Cap Growth Fund	10.1%
Laudus International MarketMasters Fund, Select Shares	9.6%
Schwab S&P 500 Index Fund	9.2%
Metropolitan West Total Return Bond Fund, Class I	7.5%
Schwab International Core Equity Fund	6.5%
Schwab Dividend Equity Fund	5.1%
TCW Relative Value Large Cap Fund, Class I	4.0%
Schwab Global Real Estate Fund	3.4%
Total	79.3%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
12Schwab Target Funds

Schwab Target 2025 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
March 12, 2008 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Target 2025 Fund (3/12/08)	2.36%	8.85%	6.82%
Target 2025 Composite Index	2.68%	8.76%	6.22%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.72%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.44%
Fund Category: Morningstar Target Date 2021-2025	0.36%	7.35%	4.94%
Fund Expense Ratios3: Net 0.67%; Gross 0.73%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds13

Schwab Target 2030 Fund
The Schwab Target 2030 Fund (the 2030 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2030 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2030 Fund’s asset allocation was approximately 73.2% equity securities, 24.1% fixed income securities, and 2.7% cash and cash equivalents (including money market funds). At its target date, the 2030 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2030 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2030 Fund returned 2.44%. The 2030 Fund’s internally calculated comparative index, the Target 2030 Composite Index (the composite index), returned 2.71%.
Positioning and Strategies. The 2030 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2030 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2030 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2030 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2030 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net).
The 2030 Fund’s U.S. fixed income allocation also contributed to total return. The greatest contribution came from the Schwab Total Bond Market Fund, although it underperformed the 2.0% return of the Barclays U.S. Aggregate Bond Index, the composite index’s U.S. fixed income component, detracting from relative performance. With investment-grade bonds posting negative returns for the period, a small position in the Loomis Sayles Investment Grade Bond Fund detracted from total return.
As of 10/31/15:
Statistics
Number of Holdings	22
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	44.7%
Fixed-Income Funds – Intermediate-Term Bond	20.7%
Equity Funds – International	19.5%
Equity Funds – Small-Cap	5.8%
Equity Funds – Global Real Estate	3.8%
Short-Term Investments	2.8%
Fixed-Income Funds – Short-Term Bond	1.8%
Fixed-Income Funds – International Bond	0.9%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Core Equity Fund	12.4%
Laudus U.S. Large Cap Growth Fund	11.1%
Laudus International MarketMasters Fund, Select Shares	10.9%
Schwab S&P 500 Index Fund	10.1%
Schwab Total Bond Market Fund	9.3%
Schwab International Core Equity Fund	7.2%
Metropolitan West Total Return Bond Fund, Class I	6.0%
Schwab Dividend Equity Fund	5.6%
TCW Relative Value Large Cap Fund, Class I	4.4%
Schwab Small-Cap Equity Fund	3.8%
Total	80.8%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
14Schwab Target Funds

Schwab Target 2030 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	2.44%	9.42%	6.56%
Target 2030 Composite Index	2.71%	9.38%	6.78%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.07%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.72%
Fund Category: Morningstar Target Date 2026-2030	0.30%	7.24%	4.94%
Fund Expense Ratios3: Net 0.72%; Gross 0.75%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.72%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds15

Schwab Target 2035 Fund
The Schwab Target 2035 Fund (the 2035 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2035 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2035 Fund’s asset allocation was approximately 80.0% equity securities, 17.6% fixed income securities, and 2.4% cash and cash equivalents (including money market funds). At its target date, the 2035 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2035 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2035 Fund returned 2.43%. The 2035 Fund’s internally calculated comparative index, the Target 2035 Composite Index (the composite index), returned 2.71%.
Positioning and Strategies. The 2035 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2035 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2035 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2035 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2035 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net). The 2035 Fund’s allocation to the Schwab Global Real Estate Fund enhanced total return and relative performance.
The 2035 Fund’s U.S. fixed income allocation also contributed to total return. The greatest contribution came from the Schwab Total Bond Market Fund, although it underperformed the 2.0% return of the Barclays U.S. Aggregate Bond Index, the composite index’s U.S. fixed income component, detracting from relative performance. With investment-grade bonds posting negative returns for the period, a small position in the Loomis Sayles Investment Grade Bond Fund detracted from total return.
As of 10/31/15:
Statistics
Number of Holdings	22
Portfolio Turnover Rate	14%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	48.0%
Equity Funds – International	21.7%
Fixed-Income Funds – Intermediate-Term Bond	15.3%
Equity Funds – Small-Cap	6.8%
Equity Funds – Global Real Estate	4.2%
Short-Term Investments	2.4%
Fixed-Income Funds – Short-Term Bond	0.9%
Fixed-Income Funds – International Bond	0.7%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Core Equity Fund	13.3%
Laudus U.S. Large Cap Growth Fund	12.0%
Laudus International MarketMasters Fund, Select Shares	11.9%
Schwab S&P 500 Index Fund	10.8%
Schwab International Core Equity Fund	7.9%
Schwab Total Bond Market Fund	6.4%
Schwab Dividend Equity Fund	5.9%
TCW Relative Value Large Cap Fund, Class I	4.8%
Schwab Small-Cap Equity Fund	4.4%
Metropolitan West Total Return Bond Fund, Class I	4.4%
Total	81.8%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
16Schwab Target Funds

Schwab Target 2035 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
March 12, 2008 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Target 2035 Fund (3/12/08)	2.43%	10.03%	7.36%
Target 2035 Composite Index	2.71%	9.96%	6.73%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.72%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.44%
Fund Category: Morningstar Target Date 2031-2035	0.42%	8.37%	5.28%
Fund Expense Ratios3: Net 0.75%; Gross 0.82%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds17

Schwab Target 2040 Fund
The Schwab Target 2040 Fund (the 2040 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2040 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 7, 2015, the 2040 Fund’s asset allocation was approximately 86.4% equity securities, 11.5% fixed income securities, and 2.1% cash and cash equivalents (including money market funds). At its target date, the 2040 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2040 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2040 Fund returned 2.48%. The 2040 Fund’s internally calculated comparative index, the Target 2040 Composite Index (the composite index), returned 2.67%.
Positioning and Strategies. The 2040 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2040 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2040 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2040 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2040 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net). The 2040 Fund’s allocation to the Schwab Global Real Estate Fund enhanced total return and relative performance.
The 2040 Fund’s U.S. fixed income allocation also contributed to total return. The greatest contribution came from the Schwab Total Bond Market Fund, although it underperformed the 2.0% return of the Barclays U.S. Aggregate Bond Index, the composite index’s U.S. fixed income component, detracting from relative performance. With investment-grade bonds posting negative returns for the period, a small position in the Loomis Sayles Investment Grade Bond Fund detracted from total return. Non-U.S. fixed income was also weak, and the 2040 Fund’s small position in international government bonds generated a negative return, reflecting the depreciation of many foreign currencies versus the U.S. dollar.
As of 10/31/15:
Statistics
Number of Holdings	22
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	50.7%
Equity Funds – International	23.9%
Fixed-Income Funds – Intermediate-Term Bond	10.0%
Equity Funds – Small-Cap	7.9%
Equity Funds – Global Real Estate	4.5%
Short-Term Investments	2.2%
Fixed-Income Funds – Short-Term Bond	0.4%
Fixed-Income Funds – International Bond	0.4%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Core Equity Fund	14.1%
Laudus International MarketMasters Fund, Select Shares	12.9%
Laudus U.S. Large Cap Growth Fund	12.7%
Schwab S&P 500 Index Fund	11.5%
Schwab International Core Equity Fund	8.6%
Schwab Dividend Equity Fund	6.2%
Schwab Small-Cap Equity Fund	5.2%
TCW Relative Value Large Cap Fund, Class I	5.1%
Schwab Global Real Estate Fund	4.5%
Schwab Total Bond Market Fund	3.8%
Total	84.6%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
18Schwab Target Funds

Schwab Target 2040 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	2.48%	10.45%	7.05%
Target 2040 Composite Index	2.67%	10.35%	7.12%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.07%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.72%
Fund Category: Morningstar Target Date 2036-2040	0.27%	7.94%	5.22%
Fund Expense Ratios3: Net 0.78%; Gross 0.82%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.78%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds19

Schwab Target 2045 Fund
The Schwab Target 2045 Fund (the 2045 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2045 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2045 Fund’s asset allocation was approximately 90.0% equity securities, 8.0% fixed income securities, and 2.0% cash and cash equivalents (including money market funds). At its target date, the 2045 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2045 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2045 Fund returned 2.37%. The 2045 Fund’s internally calculated comparative index, the Target 2045 Composite Index (the composite index), returned 2.64%.
Positioning and Strategies. The 2045 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2045 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2045 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2045 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2045 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net). The 2045 Fund’s allocation to the Schwab Global Real Estate Fund enhanced total return and relative performance.
The 2045 Fund’s U.S. fixed income allocation was small, but it contributed positively to the 2045 Fund’s total return.
As of 10/31/15:
Statistics
Number of Holdings	21
Portfolio Turnover Rate	10%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	52.3%
Equity Funds – International	25.2%
Equity Funds – Small-Cap	8.7%
Fixed-Income Funds – Intermediate-Term Bond	6.9%
Equity Funds – Global Real Estate	4.6%
Short-Term Investments	1.9%
Fixed-Income Funds – Short-Term Bond	0.2%
Fixed-Income Funds – International Bond	0.2%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Core Equity Fund	14.5%
Laudus International MarketMasters Fund, Select Shares	13.4%
Laudus U.S. Large Cap Growth Fund	13.0%
Schwab S&P 500 Index Fund	11.8%
Schwab International Core Equity Fund	8.9%
Schwab Dividend Equity Fund	6.4%
Schwab Small-Cap Equity Fund	5.7%
TCW Relative Value Large Cap Fund, Class I	5.2%
Schwab Global Real Estate Fund	4.6%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.0%
Total	86.5%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
20Schwab Target Funds

Schwab Target 2045 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 23, 2013 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Fund: Schwab Target 2045 Fund (1/23/13)	2.37%	10.43%
Target 2045 Composite Index	2.64%	10.60%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.55%
Barclays U.S. Aggregate Bond Index	1.96%	1.84%
Fund Category: Morningstar Target Date 2041-2045	0.45%	8.25%
Fund Expense Ratios3: Net 0.80%; Gross 1.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.80%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds21

Schwab Target 2050 Fund
The Schwab Target 2050 Fund (the 2050 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2050 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2050 Fund’s asset allocation was approximately 92.5% equity securities, 5.5% fixed income securities, and 2.0% cash and cash equivalents (including money market funds). At its target date, the 2050 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2050 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2050 Fund returned 2.44%. The 2050 Fund’s internally calculated comparative index, the Target 2050 Composite Index (the composite index), returned 2.61%.
Positioning and Strategies. The 2050 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2050 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2050 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2050 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2050 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net). The 2050 Fund’s allocation to the Schwab Global Real Estate Fund enhanced total return and relative performance.
The 2050 Fund’s U.S. fixed income allocation was small, but it contributed positively to the 2050 Fund’s total return.
As of 10/31/15:
Statistics
Number of Holdings	21
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	53.1%
Equity Funds – International	26.1%
Equity Funds – Small-Cap	9.2%
Equity Funds – Global Real Estate	4.8%
Fixed-Income Funds – Intermediate-Term Bond	4.6%
Short-Term Investments	2.0%
Fixed-Income Funds – International Bond	0.1%
Fixed-Income Funds – Short-Term Bond	0.1%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Core Equity Fund	14.7%
Laudus International MarketMasters Fund, Select Shares	13.8%
Laudus U.S. Large Cap Growth Fund	13.2%
Schwab S&P 500 Index Fund	12.0%
Schwab International Core Equity Fund	9.2%
Schwab Dividend Equity Fund	6.6%
Schwab Small-Cap Equity Fund	6.0%
TCW Relative Value Large Cap Fund, Class I	5.3%
Schwab Global Real Estate Fund	4.8%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.2%
Total	88.8%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
22Schwab Target Funds

Schwab Target 2050 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 23, 2013 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Fund: Schwab Target 2050 Fund (1/23/13)	2.44%	10.71%
Target 2050 Composite Index	2.61%	10.83%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.55%
Barclays U.S. Aggregate Bond Index	1.96%	1.84%
Fund Category: Morningstar Target Date 2046-2050	0.36%	7.99%
Fund Expense Ratios3: Net 0.81%; Gross 1.20%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.81%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds23

Schwab Target 2055 Fund
The Schwab Target 2055 Fund (the 2055 Fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The 2055 Fund may also invest in unaffiliated third-party mutual funds. The target asset allocation is adjusted annually by the investment adviser; as of the last annual adjustment effective January 12, 2015, the 2055 Fund’s asset allocation was approximately 95.0% equity securities, 3.0% fixed income securities, and 2.0% cash and cash equivalents (including money market funds). At its target date, the 2055 Fund’s allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the 2055 Fund’s Portfolio Holdings included in this report.)
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices. Against this backdrop, the U.S. dollar was strong, reducing returns of international investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended October 31, 2015, the 2055 Fund returned 2.36%. The 2055 Fund’s internally calculated comparative index, the Target 2055 Composite Index (the composite index), returned 2.58%.
Positioning and Strategies. The 2055 Fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The 2055 Fund’s U.S. equity exposures provided the greatest contribution to total return, particularly among large-caps. The top contributor was the Laudus U.S. Large Cap Growth Fund. The Schwab Core Equity Fund and the Schwab S&P 500 Index Fund also contributed notably. On a relative basis, both the Laudus U.S. Large Cap Growth Fund and the Schwab Core Equity Fund outperformed the composite index’s U.S. equity allocation component, the S& P 500 Index, which returned 5.2%; the remaining four positions, while underperforming the S&P 500 Index by various degrees, all contributed positively to the 2055 Fund’s total return. Among small-cap holdings, the Laudus Small-Cap MarketMasters Fund (Select Shares) detracted from the 2055 Fund’s absolute and relative performance, while the Schwab Small-Cap Equity Fund enhanced both absolute and relative performance, outperforming the Russell 2000 Index by 2.7%.
The 2055 Fund’s international equity allocation contributed modestly to total return, reflecting the weak performance of international stocks. The largest positive contribution came from the Schwab International Core Equity Fund. On a relative basis, both the Schwab International Core Equity Fund and the Laudus International MarketMasters Fund (Select Shares) outperformed the composite index’s international equity allocation component, the MSCI EAFE Index (Net), which returned -0.1%. With emerging markets particularly hard-hit for the reporting period, a small position in the Laudus Mondrian Emerging Markets Institutional Fund detracted from both total and relative returns, underperforming the -14.5% return of the MSCI Emerging Markets Index (Net). The 2055 Fund’s allocation to the Schwab Global Real Estate Fund enhanced total return and relative performance.
The 2055 Fund’s U.S. fixed income allocation was small, but it contributed positively to the 2055 Fund’s total return.
As of 10/31/15:
Statistics
Number of Holdings	20
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	54.0%
Equity Funds – International	27.0%
Equity Funds – Small-Cap	9.8%
Equity Funds – Global Real Estate	4.9%
Fixed-Income Funds – Intermediate-Term Bond	2.2%
Short-Term Investments	2.0%
Fixed-Income Funds – International Bond	0.1%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab Core Equity Fund	15.0%
Laudus International MarketMasters Fund, Select Shares	14.2%
Laudus U.S. Large Cap Growth Fund	13.4%
Schwab S&P 500 Index Fund	12.2%
Schwab International Core Equity Fund	9.4%
Schwab Dividend Equity Fund	6.6%
Schwab Small-Cap Equity Fund	6.4%
TCW Relative Value Large Cap Fund, Class I	5.4%
Schwab Global Real Estate Fund	4.9%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.4%
Total	90.9%
Management views and portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
24Schwab Target Funds

Schwab Target 2055 Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 23, 2013 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Fund: Schwab Target 2055 Fund (1/23/13)	2.36%	10.80%
Target 2055 Composite Index	2.58%	10.96%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.55%
Barclays U.S. Aggregate Bond Index	1.96%	1.84%
Fund Category: Morningstar Target Date 2051+	0.85%	8.77%
Fund Expense Ratios3: Net 0.82%; Gross 1.50%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.82%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Target Funds25

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Schwab Target 2010 Fund
Actual Return	0.00%	$1,000.00	$ 992.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2015 Fund
Actual Return	0.00%	$1,000.00	$ 991.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2020 Fund
Actual Return	0.00%	$1,000.00	$ 989.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2025 Fund
Actual Return	0.00%	$1,000.00	$ 986.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2030 Fund
Actual Return	0.00%	$1,000.00	$ 984.20	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2035 Fund
Actual Return	0.00%	$1,000.00	$ 982.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2040 Fund
Actual Return	0.00%	$1,000.00	$ 980.30	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2045 Fund
Actual Return	0.00%	$1,000.00	$ 978.90	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2050 Fund
Actual Return	0.00%	$1,000.00	$ 977.50	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00
Schwab Target 2055 Fund
Actual Return	0.01%	$1,000.00	$ 976.80	$0.05
Hypothetical 5% Return	0.01%	$1,000.00	$1,025.15	$0.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
26Schwab Target Funds

Schwab Target 2010 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$12.42	$11.91	$11.10	$10.56	$10.34
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.19	0.21	0.22	0.23
Net realized and unrealized gains (losses)	0.08	0.52	0.85	0.57	0.24
Total from investment operations	0.25	0.71	1.06	0.79	0.47
Less distributions:
Distributions from net investment income	(0.25)	(0.20)	(0.25)	(0.25)	(0.25)
Net asset value at end of period	$12.42	$12.42	$11.91	$11.10	$10.56
Total return	2.03%	6.08%	9.74%	7.63%	4.63% [2]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	—	—	—	—
Gross operating expenses[3]	0.14%	0.17%	0.18%	0.18%	0.14%
Net investment income (loss)	1.40%	1.53%	1.77%	1.95%	2.11%
Portfolio turnover rate	33%	29%	26%	13%	11%
Net assets, end of period (x 1,000,000)	$65	$64	$61	$60	$64

1
Calculated based on the average shares outstanding during the period.
2
Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    27

Schwab Target 2010 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	55,366,286	62,781,929
2.5%	Short-Term Investments	1,592,760	1,592,760
99.8%	Total Investments	56,959,046	64,374,689
0.2%	Other Assets and Liabilities, Net		136,515
100.0%	Net Assets		64,511,204

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
Equity Funds 38.8%
Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	185,350	1,315,988
International 8.9%
Laudus International MarketMasters Fund, Select Shares (a)	149,571	3,396,762
Schwab International Core Equity Fund (a)	240,100	2,309,762
		5,706,524
Large-Cap 25.3%
Dodge & Cox Stock Fund	2,293	401,380
Laudus U.S. Large Cap Growth Fund *(a)	228,536	4,051,943
Schwab Core Equity Fund (a)	196,100	4,529,915
Schwab Dividend Equity Fund (a)	124,102	2,039,001
Schwab S&P 500 Index Fund (a)	112,086	3,698,851
TCW Relative Value Large Cap Fund, Class I	73,568	1,617,759
		16,338,849
Small-Cap 2.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	31,799	563,792
Schwab Small-Cap Equity Fund (a)	50,734	1,075,049
		1,638,841
		25,000,202
Fixed-Income Funds 54.7%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	366,390	3,997,317
Security	Number of Shares	Value ($)
Intermediate-Term Bond 38.6%
Metropolitan West Total Return Bond Fund, Class I	557,091	6,027,720
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	68,442	774,760
Schwab Total Bond Market Fund (a)	1,578,072	14,975,903
Wells Fargo Advantage Core Bond Fund, Class I	243,534	3,105,057
		24,883,440
International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	41,044	385,816
Short-Term Bond 9.3%
Schwab Short-Term Bond Market Fund (a)	650,054	6,045,504
		35,312,077
Money Market Fund 3.8%
Schwab Value Advantage Money Fund, Ultra Shares 0.11% (a)(b)	2,469,650	2,469,650
Total Other Investment Companies
(Cost $55,366,286)		62,781,929
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets
Time Deposits 2.5%
Barclays Capital, Inc.
0.03%, 11/02/15	303,556	303,556
JPMorgan Chase Bank
0.03%, 11/02/15	644,602	644,602
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	644,602	644,602
Total Short-Term Investments
(Cost $1,592,760)		1,592,760

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $57,719,320 and the unrealized appreciation and depreciation were $6,947,010 and ($291,641), respectively, with a net unrealized appreciation of $6,655,369.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

28    See financial notes

Schwab Target 2010 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$62,781,929	$—	$—	$62,781,929
Short-Term Investments[1]	—	1,592,760	—	1,592,760
Total	$62,781,929	$1,592,760	$—	$64,374,689
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    29

Schwab Target 2010 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $44,016,924)		$50,855,253
Investments in unaffiliated issuers, at value (cost $12,942,122)	+	13,519,436
Total investments, at value (cost $56,959,046)		64,374,689
Receivables:
Investments sold		590,000
Fund shares sold		91,591
Dividends		46,592
Due from investment adviser		907
Prepaid expenses	+	11,441
Total assets		65,115,220
Liabilities
Payables:
Investments bought		577,595
Fund shares redeemed		2,200
Accrued expenses	+	24,221
Total liabilities		604,016
Net Assets
Total assets		65,115,220
Total liabilities	–	604,016
Net assets		$64,511,204
Net Assets by Source
Capital received from investors		66,596,907
Net investment income not yet distributed		518,547
Net realized capital losses		(10,019,893)
Net unrealized capital appreciation		7,415,643

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$64,511,204		5,194,590		$12.42

30    See financial notes

Schwab Target 2010 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$741,591
Dividends received from unaffiliated underlying funds		174,752
Interest	+	627
Total investment income		916,970
Expenses
Professional fees		28,420
Transfer agent fees		22,673
Registration fees		9,126
Shareholder reports		8,477
Portfolio accounting fees		7,432
Independent trustees' fees		7,140
Custodian fees		4,258
Proxy fees		544
Other expenses	+	3,138
Total expenses		91,208
Expense reduction by CSIM	–	90,664
Net expenses	–	544
Net investment income		916,426
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,919,912
Realized capital gain distributions received from unaffiliated underlying funds		25,837
Net realized gains on sales of affiliated underlying funds		1,017,543
Net realized gains on sales of unaffiliated underlying funds	+	201,704
Net realized gains		3,164,996
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(2,374,672)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(381,802)
Net change in unrealized appreciation (depreciation)	+	(2,756,474)
Net realized and unrealized gains		408,522
Increase in net assets resulting from operations		$1,324,948
See financial notes    31

Schwab Target 2010 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$916,426	$947,578
Net realized gains		3,164,996	4,161,004
Net change in unrealized appreciation (depreciation)	+	(2,756,474)	(1,521,551)
Increase in net assets from operations		1,324,948	3,587,031
Distributions to Shareholders
Distributions from net investment income		($1,277,875)	($1,036,165)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,228,160	$15,228,571	955,289	$11,575,490
Shares reinvested		97,175	1,194,285	81,616	967,148
Shares redeemed	+	(1,267,254)	(15,735,627)	(1,041,619)	(12,568,302)
Net transactions in fund shares		58,081	$687,229	(4,714)	($25,664)
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,136,509	$63,776,902	5,141,223	$61,251,700
Total increase or decrease	+	58,081	734,302	(4,714)	2,525,202
End of period		5,194,590	$64,511,204	5,136,509	$63,776,902
Net investment income not yet distributed			$518,547		$604,856
32    See financial notes

Schwab Target 2015 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$12.81	$12.22	$11.13	$10.48	$10.16
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.19	0.20	0.20	0.19
Net realized and unrealized gains (losses)	0.08	0.60	1.12	0.66	0.32
Total from investment operations	0.25	0.79	1.32	0.86	0.51
Less distributions:
Distributions from net investment income	(0.27)	(0.20)	(0.23)	(0.21)	(0.19)
Distributions from net realized gains	(0.56)	—	—	—	—
Total distributions	(0.83)	(0.20)	(0.23)	(0.21)	(0.19)
Net asset value at end of period	$12.23	$12.81	$12.22	$11.13	$10.48
Total return	1.99%	6.56%	12.06%	8.41%	5.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00% [3]	—	—	—	—
Gross operating expenses[2]	0.09%	0.11%	0.14%	0.19%	0.22%
Net investment income (loss)	1.42%	1.52%	1.72%	1.85%	1.94%
Portfolio turnover rate	33%	32%	16%	13%	16%
Net assets, end of period (x 1,000,000)	$116	$111	$94	$70	$53

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    33

Schwab Target 2015 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
96.1%	Other Investment Companies	100,921,651	111,035,609
3.7%	Short-Term Investments	4,264,992	4,264,992
99.8%	Total Investments	105,186,643	115,300,601
0.2%	Other Assets and Liabilities, Net		232,627
100.0%	Net Assets		115,533,228

Security	Number of Shares	Value ($)
Other Investment Companies 96.1% of net assets
Equity Funds 40.7%
Global Real Estate 2.1%
Schwab Global Real Estate Fund (a)	345,116	2,450,327
International 9.3%
Laudus International MarketMasters Fund, Select Shares (a)	285,863	6,491,944
Schwab International Core Equity Fund (a)	445,723	4,287,851
		10,779,795
Large-Cap 26.6%
Dodge & Cox Stock Fund	4,344	760,360
Laudus U.S. Large Cap Growth Fund *(a)	429,420	7,613,623
Schwab Core Equity Fund (a)	369,878	8,544,187
Schwab Dividend Equity Fund (a)	230,740	3,791,065
Schwab S&P 500 Index Fund (a)	210,352	6,941,614
TCW Relative Value Large Cap Fund, Class I	138,108	3,036,997
		30,687,846
Small-Cap 2.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	59,796	1,060,183
Schwab Small-Cap Equity Fund (a)	94,786	2,008,519
		3,068,702
		46,986,670
Fixed-Income Funds 53.1%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	636,258	6,941,578
Security	Number of Shares	Value ($)
Intermediate-Term Bond 37.4%
Metropolitan West Total Return Bond Fund, Class I	991,258	10,725,412
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	137,437	1,555,792
Schwab Total Bond Market Fund (a)	2,715,881	25,773,712
Wells Fargo Advantage Core Bond Fund, Class I	406,268	5,179,920
		43,234,836
International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	86,086	809,206
Short-Term Bond 9.0%
Schwab Short-Term Bond Market Fund (a)	1,115,060	10,370,055
		61,355,675
Money Market Fund 2.3%
Schwab Value Advantage Money Fund, Ultra Shares 0.11% (a)(b)	2,693,264	2,693,264
Total Other Investment Companies
(Cost $100,921,651)		111,035,609
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.7% of net assets
Time Deposits 3.7%
Australia & New Zealand Banking Group Ltd.
0.03%, 11/02/15	1,158,434	1,158,434
DNB
0.03%, 11/02/15	1,158,434	1,158,434
Nordea Bank
0.03%, 11/02/15	1,158,434	1,158,434
Wells Fargo
0.03%, 11/02/15	789,690	789,690
Total Short-Term Investments
(Cost $4,264,992)		4,264,992

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $105,586,857 and the unrealized appreciation and depreciation were $10,369,539 and ($655,795), respectively, with a net unrealized appreciation of $9,713,744.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

34    See financial notes

Schwab Target 2015 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$111,035,609	$—	$—	$111,035,609
Short-Term Investments[1]	—	4,264,992	—	4,264,992
Total	$111,035,609	$4,264,992	$—	$115,300,601
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    35

Schwab Target 2015 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $80,499,588)		$89,777,128
Investments in unaffiliated issuers, at value (cost $24,687,055)	+	25,523,473
Total investments, at value (cost $105,186,643)		115,300,601
Receivables:
Investments sold		1,330,000
Fund shares sold		118,073
Dividends		78,664
Due from investment adviser		1,161
Prepaid expenses	+	5,224
Total assets		116,833,723
Liabilities
Payables:
Investments bought		1,140,470
Fund shares redeemed		133,178
Accrued expenses	+	26,847
Total liabilities		1,300,495
Net Assets
Total assets		116,833,723
Total liabilities	–	1,300,495
Net assets		$115,533,228
Net Assets by Source
Capital received from investors		99,540,689
Net investment income not yet distributed		775,782
Net realized capital gains		5,102,799
Net unrealized capital appreciation		10,113,958

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$115,533,228		9,447,150		$12.23

36    See financial notes

Schwab Target 2015 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$1,313,263
Dividends received from unaffiliated underlying funds		310,059
Interest	+	1,206
Total investment income		1,624,528
Expenses
Professional fees		28,766
Transfer agent fees		23,494
Registration fees		18,451
Shareholder reports		10,287
Portfolio accounting fees		8,299
Independent trustees' fees		7,374
Custodian fees		4,944
Proxy fees		792
Other expenses	+	2,981
Total expenses		105,388
Expense reduction by CSIM	–	104,596
Net expenses	–	792
Net investment income		1,623,736
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		3,737,877
Realized capital gain distributions received from unaffiliated underlying funds		50,968
Net realized gains on sales of affiliated underlying funds		1,944,104
Net realized gains on sales of unaffiliated underlying funds	+	356,000
Net realized gains		6,088,949
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(4,798,461)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(723,842)
Net change in unrealized appreciation (depreciation)	+	(5,522,303)
Net realized and unrealized gains		566,646
Increase in net assets resulting from operations		$2,190,382
See financial notes    37

Schwab Target 2015 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$1,623,736	$1,599,816
Net realized gains		6,088,949	5,236,905
Net change in unrealized appreciation (depreciation)	+	(5,522,303)	(281,221)
Increase in net assets from operations		2,190,382	6,555,500
Distributions to Shareholders
Distributions from net investment income		(2,377,309)	(1,610,833)
Distributions from net realized gains	+	(4,869,324)	—
Total distributions		($7,246,633)	($1,610,833)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,086,913	$37,992,475	3,043,782	$37,901,842
Shares reinvested		564,457	6,841,214	125,055	1,526,926
Shares redeemed	+	(2,879,374)	(35,347,201)	(2,202,942)	(27,468,032)
Net transactions in fund shares		771,996	$9,486,488	965,895	$11,960,736
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,675,154	$111,102,991	7,709,259	$94,197,588
Total increase	+	771,996	4,430,237	965,895	16,905,403
End of period		9,447,150	$115,533,228	8,675,154	$111,102,991
Net investment income not yet distributed			$775,782		$990,271
38    See financial notes

Schwab Target 2020 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$14.32	$13.52	$11.94	$11.13	$10.80
Income (loss) from investment operations:
Net investment income (loss)	0.20 [1]	0.21	0.22	0.22	0.22
Net realized and unrealized gains (losses)	0.12	0.82	1.62	0.82	0.34
Total from investment operations	0.32	1.03	1.84	1.04	0.56
Less distributions:
Distributions from net investment income	(0.31)	(0.23)	(0.26)	(0.23)	(0.23)
Net asset value at end of period	$14.33	$14.32	$13.52	$11.94	$11.13
Total return	2.25%	7.71%	15.72%	9.52%	5.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00% [3]	—	—	—	0.00% [3]
Gross operating expenses[2]	0.03%	0.04%	0.05%	0.06%	0.06%
Net investment income (loss)	1.42%	1.48%	1.71%	1.89%	1.92%
Portfolio turnover rate	25%	26%	14%	13%	15%
Net assets, end of period (x 1,000,000)	$536	$499	$415	$306	$273

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    39

Schwab Target 2020 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.1%	Other Investment Companies	453,786,929	521,173,514
2.8%	Short-Term Investments	14,851,856	14,851,856
99.9%	Total Investments	468,638,785	536,025,370
0.1%	Other Assets and Liabilities, Net		354,903
100.0%	Net Assets		536,380,273

Security	Number of Shares	Value ($)
Other Investment Companies 97.1% of net assets
Equity Funds 55.1%
Global Real Estate 2.8%
Schwab Global Real Estate Fund (a)	2,135,735	15,163,716
International 13.7%
Laudus International MarketMasters Fund, Select Shares (a)	1,903,619	43,231,176
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	203,973	1,444,131
Schwab International Core Equity Fund (a)	3,003,249	28,891,254
		73,566,561
Large-Cap 34.8%
Dodge & Cox Stock Fund	26,368	4,615,471
Laudus U.S. Large Cap Growth Fund *(a)	2,612,903	46,326,768
Schwab Core Equity Fund (a)	2,240,843	51,763,488
Schwab Dividend Equity Fund (a)	1,404,942	23,083,194
Schwab S&P 500 Index Fund (a)	1,276,154	42,113,088
TCW Relative Value Large Cap Fund, Class I	841,385	18,502,054
		186,404,063
Small-Cap 3.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	404,664	7,174,692
Schwab Small-Cap Equity Fund (a)	625,696	13,258,509
		20,433,201
		295,567,541
Security	Number of Shares	Value ($)
Fixed-Income Funds 40.5%
Inflation-Protected Bond 2.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,142,741	12,467,301
Intermediate-Term Bond 31.8%
Metropolitan West Total Return Bond Fund, Class I	4,357,339	47,146,409
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,204,335	13,633,074
Schwab Intermediate-Term Bond Fund (a)	467,601	4,774,201
Schwab Total Bond Market Fund (a)	9,568,667	90,806,651
Wells Fargo Advantage Core Bond Fund, Class I	1,125,935	14,355,668
		170,716,003
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	644,158	6,055,089
Short-Term Bond 5.3%
Schwab Short-Term Bond Market Fund (a)	3,049,891	28,363,983
		217,602,376
Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Ultra Shares 0.11% (a)(b)	8,003,597	8,003,597
Total Other Investment Companies
(Cost $453,786,929)		521,173,514
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.8% of net assets
Time Deposits 2.8%
Barclays Capital, Inc.
0.03%, 11/02/15	4,118,702	4,118,702
JPMorgan Chase Bank
0.03%, 11/02/15	5,366,577	5,366,577
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	5,366,577	5,366,577
Total Short-Term Investments
(Cost $14,851,856)		14,851,856

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $470,524,718 and the unrealized appreciation and depreciation were $69,315,588 and ($3,814,936), respectively, with a net unrealized appreciation of $65,500,652.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

40    See financial notes

Schwab Target 2020 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$521,173,514	$—	$—	$521,173,514
Short-Term Investments[1]	—	14,851,856	—	14,851,856
Total	$521,173,514	$14,851,856	$—	$536,025,370
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    41

Schwab Target 2020 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $360,883,298)		$422,920,838
Investments in unaffiliated issuers, at value (cost $107,755,487)	+	113,104,532
Total investments, at value (cost $468,638,785)		536,025,370
Receivables:
Investments sold		6,450,000
Fund shares sold		640,357
Dividends		279,327
Due from investment adviser		2,635
Interest		25
Prepaid expenses	+	17,818
Total assets		543,415,532
Liabilities
Payables:
Investments bought		6,735,449
Fund shares redeemed		250,610
Accrued expenses	+	49,200
Total liabilities		7,035,259
Net Assets
Total assets		543,415,532
Total liabilities	–	7,035,259
Net assets		$536,380,273
Net Assets by Source
Capital received from investors		448,644,510
Net investment income not yet distributed		3,585,956
Net realized capital gains		16,763,222
Net unrealized capital appreciation		67,386,585

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$536,380,273		37,434,125		$14.33

42    See financial notes

Schwab Target 2020 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$5,941,699
Dividends received from unaffiliated underlying funds		1,518,902
Interest	+	4,849
Total investment income		7,465,450
Expenses
Shareholder reports		34,717
Professional fees		31,662
Transfer agent fees		28,350
Portfolio accounting fees		24,597
Registration fees		23,514
Custodian fees		11,784
Independent trustees' fees		9,320
Proxy fees		3,223
Other expenses	+	12,399
Total expenses		179,566
Expense reduction by CSIM	–	176,343
Net expenses	–	3,223
Net investment income		7,462,227
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		22,017,994
Realized capital gain distributions received from unaffiliated underlying funds		300,584
Net realized gains on sales of affiliated underlying funds		7,997,739
Net realized gains on sales of unaffiliated underlying funds	+	1,755,592
Net realized gains		32,071,909
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(24,780,767)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(3,762,906)
Net change in unrealized appreciation (depreciation)	+	(28,543,673)
Net realized and unrealized gains		3,528,236
Increase in net assets resulting from operations		$10,990,463
See financial notes    43

Schwab Target 2020 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$7,462,227	$6,816,459
Net realized gains		32,071,909	26,910,774
Net change in unrealized appreciation (depreciation)	+	(28,543,673)	231,749
Increase in net assets from operations		10,990,463	33,958,982
Distributions to Shareholders
Distributions from net investment income		($10,865,751)	($7,213,636)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,456,975	$121,244,776	8,720,572	$120,772,973
Shares reinvested		734,526	10,422,917	510,642	6,944,736
Shares redeemed	+	(6,613,737)	(94,577,536)	(5,023,958)	(69,819,952)
Net transactions in fund shares		2,577,764	$37,090,157	4,207,256	$57,897,757
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,856,361	$499,165,404	30,649,105	$414,522,301
Total increase	+	2,577,764	37,214,869	4,207,256	84,643,103
End of period		37,434,125	$536,380,273	34,856,361	$499,165,404
Net investment income not yet distributed			$3,585,956		$3,805,442
44    See financial notes

Schwab Target 2025 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$14.54	$13.63	$11.73	$10.84	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.21	0.21	0.19	0.19
Net realized and unrealized gains (losses)	0.15	0.93	1.93	0.89	0.38
Total from investment operations	0.34	1.14	2.14	1.08	0.57
Less distributions:
Distributions from net investment income	(0.32)	(0.23)	(0.24)	(0.19)	(0.19)
Distributions from net realized gains	(0.45)	—	—	—	—
Total distributions	(0.77)	(0.23)	(0.24)	(0.19)	(0.19)
Net asset value at end of period	$14.11	$14.54	$13.63	$11.73	$10.84
Total return	2.36%	8.44%	18.54%	10.14%	5.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00% [3]	—	—	0.00% [3]	—
Gross operating expenses[2]	0.04%	0.06%	0.08%	0.10%	0.14%
Net investment income (loss)	1.37%	1.39%	1.57%	1.73%	1.66%
Portfolio turnover rate	21%	27%	10%	13%	9%
Net assets, end of period (x 1,000,000)	$409	$344	$251	$141	$104

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    45

Schwab Target 2025 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
96.7%	Other Investment Companies	359,271,853	395,801,058
3.4%	Short-Term Investments	14,011,498	14,011,498
100.1%	Total Investments	373,283,351	409,812,556
(0.1%)	Other Assets and Liabilities, Net		(451,434)
100.0%	Net Assets		409,361,122

Security	Number of Shares	Value ($)
Other Investment Companies 96.7% of net assets
Equity Funds 65.7%
Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	1,954,647	13,877,993
International 16.9%
Laudus International MarketMasters Fund, Select Shares (a)	1,733,155	39,359,940
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	462,224	3,272,543
Schwab International Core Equity Fund (a)	2,749,043	26,445,789
		69,078,272
Large-Cap 40.6%
Dodge & Cox Stock Fund	23,511	4,115,300
Laudus U.S. Large Cap Growth Fund *(a)	2,330,246	41,315,255
Schwab Core Equity Fund (a)	1,987,490	45,911,028
Schwab Dividend Equity Fund (a)	1,261,862	20,732,395
Schwab S&P 500 Index Fund (a)	1,136,046	37,489,504
TCW Relative Value Large Cap Fund, Class I	750,314	16,499,411
		166,062,893
Small-Cap 4.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	387,230	6,865,592
Schwab Small-Cap Equity Fund (a)	609,392	12,913,018
		19,778,610
		268,797,768
Security	Number of Shares	Value ($)
Fixed-Income Funds 31.0%
Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	194,330	2,120,136
Intermediate-Term Bond 26.3%
Metropolitan West Total Return Bond Fund, Class I	2,839,451	30,722,863
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,136,717	12,867,638
Schwab Intermediate-Term Bond Fund (a)	507,330	5,179,836
Schwab Total Bond Market Fund (a)	5,479,728	52,002,615
Wells Fargo Advantage Core Bond Fund, Class I	524,087	6,682,110
		107,455,062
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	488,782	4,594,555
Short-Term Bond 3.1%
Schwab Short-Term Bond Market Fund (a)	1,379,950	12,833,537
		127,003,290
Total Other Investment Companies
(Cost $359,271,853)		395,801,058
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets
Time Deposits 3.4%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 11/02/15	4,098,988	4,098,988
Barclays Capital, Inc.
0.03%, 11/02/15	4,098,988	4,098,988
DNB
0.03%, 11/02/15	1,714,534	1,714,534
Nordea Bank
0.03%, 11/02/15	4,098,988	4,098,988
Total Short-Term Investments
(Cost $14,011,498)		14,011,498

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $374,470,885 and the unrealized appreciation and depreciation were $38,685,746 and ($3,344,075), respectively, with a net unrealized appreciation of $35,341,671.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

46    See financial notes

Schwab Target 2025 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$395,801,058	$—	$—	$395,801,058
Short-Term Investments[1]	—	14,011,498	—	14,011,498
Total	$395,801,058	$14,011,498	$—	$409,812,556
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    47

Schwab Target 2025 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $292,343,114)		$324,913,736
Investments in unaffiliated issuers, at value (cost $80,940,237)	+	84,898,820
Total investments, at value (cost $373,283,351)		409,812,556
Receivables:
Investments sold		4,020,000
Fund shares sold		303,058
Dividends		161,810
Due from investment adviser		2,795
Interest		23
Prepaid expenses	+	10,116
Total assets		414,310,358
Liabilities
Payables:
Investments bought		4,875,445
Fund shares redeemed		26,880
Accrued expenses	+	46,911
Total liabilities		4,949,236
Net Assets
Total assets		414,310,358
Total liabilities	–	4,949,236
Net assets		$409,361,122
Net Assets by Source
Capital received from investors		352,532,789
Net investment income not yet distributed		2,183,520
Net realized capital gains		18,115,608
Net unrealized capital appreciation		36,529,205

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$409,361,122		29,014,394		$14.11

48    See financial notes

Schwab Target 2025 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$4,184,002
Dividends received from unaffiliated underlying funds		1,092,548
Interest	+	3,741
Total investment income		5,280,291
Expenses
Registration fees		33,982
Professional fees		30,620
Shareholder reports		27,797
Transfer agent fees		27,490
Portfolio accounting fees		22,066
Custodian fees		9,952
Independent trustees' fees		8,640
Proxy fees		2,536
Other expenses	+	6,833
Total expenses		169,916
Expense reduction by CSIM	–	167,380
Net expenses	–	2,536
Net investment income		5,277,755
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		17,879,699
Realized capital gain distributions received from unaffiliated underlying funds		247,721
Net realized gains on sales of affiliated underlying funds		3,858,765
Net realized losses on sales of unaffiliated underlying funds	+	(134,161)
Net realized gains		21,852,024
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(17,433,733)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,509,414)
Net change in unrealized appreciation (depreciation)	+	(18,943,147)
Net realized and unrealized gains		2,908,877
Increase in net assets resulting from operations		$8,186,632
See financial notes    49

Schwab Target 2025 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$5,277,755	$4,167,926
Net realized gains		21,852,024	12,428,746
Net change in unrealized appreciation (depreciation)	+	(18,943,147)	7,489,895
Increase in net assets from operations		8,186,632	24,086,567
Distributions to Shareholders
Distributions from net investment income		(7,880,064)	(4,339,215)
Distributions from net realized gains	+	(10,940,164)	—
Total distributions		($18,820,228)	($4,339,215)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,179,948	$130,416,395	8,491,229	$119,202,694
Shares reinvested		1,313,209	18,358,656	308,192	4,243,806
Shares redeemed	+	(5,145,739)	(73,004,027)	(3,588,071)	(50,461,215)
Net transactions in fund shares		5,347,418	$75,771,024	5,211,350	$72,985,285
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,666,976	$344,223,694	18,455,626	$251,491,057
Total increase	+	5,347,418	65,137,428	5,211,350	92,732,637
End of period		29,014,394	$409,361,122	23,666,976	$344,223,694
Net investment income not yet distributed			$2,183,520		$2,164,988
50    See financial notes

Schwab Target 2030 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.77	$14.70	$12.42	$11.43	$11.05
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.22	0.22	0.19	0.19
Net realized and unrealized gains (losses)	0.17	1.10	2.31	0.99	0.38
Total from investment operations	0.38	1.32	2.53	1.18	0.57
Less distributions:
Distributions from net investment income	(0.36)	(0.25)	(0.25)	(0.19)	(0.19)
Distributions from net realized gains	(0.20)	—	—	—	—
Total distributions	(0.56)	(0.25)	(0.25)	(0.19)	(0.19)
Net asset value at end of period	$15.59	$15.77	$14.70	$12.42	$11.43
Total return	2.44%	9.11%	20.73%	10.52%	5.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00% [3]	—	—	—	—
Gross operating expenses[2]	0.03%	0.03%	0.04%	0.05%	0.05%
Net investment income (loss)	1.36%	1.38%	1.59%	1.62%	1.60%
Portfolio turnover rate	19%	26%	10%	12%	8%
Net assets, end of period (x 1,000,000)	$789	$727	$621	$444	$372

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    51

Schwab Target 2030 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	638,577,603	767,348,794
2.8%	Short-Term Investments	21,863,467	21,863,467
100.1%	Total Investments	660,441,070	789,212,261
(0.1%)	Other Assets and Liabilities, Net		(434,122)
100.0%	Net Assets		788,778,139

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
Equity Funds 73.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	4,219,822	29,960,737
International 19.4%
Laudus International MarketMasters Fund, Select Shares (a)	3,778,181	85,802,501
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,489,154	10,543,212
Schwab International Core Equity Fund (a)	5,937,402	57,117,811
		153,463,524
Large-Cap 44.8%
Dodge & Cox Stock Fund	49,993	8,750,689
Laudus U.S. Large Cap Growth Fund *(a)	4,957,004	87,887,678
Schwab Core Equity Fund (a)	4,225,482	97,608,626
Schwab Dividend Equity Fund (a)	2,679,928	44,031,221
Schwab S&P 500 Index Fund (a)	2,414,262	79,670,654
TCW Relative Value Large Cap Fund, Class I	1,596,169	35,099,755
		353,048,623
Small-Cap 5.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	891,921	15,813,760
Schwab Small-Cap Equity Fund (a)	1,418,219	30,052,067
		45,865,827
		582,338,711
Security	Number of Shares	Value ($)
Fixed-Income Funds 23.5%
Intermediate-Term Bond 20.8%
Metropolitan West Total Return Bond Fund, Class I	4,339,939	46,958,138
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,231,373	25,259,142
Schwab Intermediate-Term Bond Fund (a)	1,041,224	10,630,899
Schwab Total Bond Market Fund (a)	7,706,982	73,139,262
Wells Fargo Advantage Core Bond Fund, Class I	594,685	7,582,230
		163,569,671
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund *(a)	780,730	7,338,866
Short-Term Bond 1.8%
Schwab Short-Term Bond Market Fund (a)	1,516,295	14,101,546
		185,010,083
Total Other Investment Companies
(Cost $638,577,603)		767,348,794
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.8% of net assets
Time Deposits 2.8%
Barclays Capital, Inc.
0.03%, 11/02/15	6,037,027	6,037,027
JPMorgan Chase Bank
0.03%, 11/02/15	7,913,220	7,913,220
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	7,913,220	7,913,220
Total Short-Term Investments
(Cost $21,863,467)		21,863,467

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $664,540,848 and the unrealized appreciation and depreciation were $131,978,392 and ($7,306,979), respectively, with a net unrealized appreciation of $124,671,413.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

52    See financial notes

Schwab Target 2030 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$767,348,794	$—	$—	$767,348,794
Short-Term Investments[1]	—	21,863,467	—	21,863,467
Total	$767,348,794	$21,863,467	$—	$789,212,261
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    53

Schwab Target 2030 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $525,537,780)		$643,698,840
Investments in unaffiliated issuers, at value (cost $134,903,290)	+	145,513,421
Total investments, at value (cost $660,441,070)		789,212,261
Receivables:
Investments sold		7,670,000
Fund shares sold		944,599
Dividends		232,053
Due from investment adviser		3,434
Interest		36
Prepaid expenses	+	21,617
Total assets		798,084,000
Liabilities
Payables:
Investments bought		7,117,123
Fund shares redeemed		2,124,148
Accrued expenses	+	64,590
Total liabilities		9,305,861
Net Assets
Total assets		798,084,000
Total liabilities	–	9,305,861
Net assets		$788,778,139
Net Assets by Source
Capital received from investors		608,456,731
Net investment income not yet distributed		3,992,950
Net realized capital gains		47,557,267
Net unrealized capital appreciation		128,771,191

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$788,778,139		50,605,003		$15.59

54    See financial notes

Schwab Target 2030 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$8,440,238
Dividends received from unaffiliated underlying funds		1,969,006
Interest	+	6,279
Total investment income		10,415,523
Expenses
Shareholder reports		50,929
Professional fees		33,351
Transfer agent fees		30,448
Portfolio accounting fees		28,820
Registration fees		28,333
Custodian fees		14,334
Independent trustees' fees		10,467
Proxy fees		5,052
Other expenses	+	17,143
Total expenses		218,877
Expense reduction by CSIM	–	213,825
Net expenses	–	5,052
Net investment income		10,410,471
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		41,184,309
Realized capital gain distributions received from unaffiliated underlying funds		424,590
Net realized gains on sales of affiliated underlying funds		13,711,511
Net realized gains on sales of unaffiliated underlying funds	+	2,328,012
Net realized gains		57,648,422
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(45,161,375)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(5,204,303)
Net change in unrealized appreciation (depreciation)	+	(50,365,678)
Net realized and unrealized gains		7,282,744
Increase in net assets resulting from operations		$17,693,215
See financial notes    55

Schwab Target 2030 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$10,410,471	$9,372,784
Net realized gains		57,648,422	40,589,920
Net change in unrealized appreciation (depreciation)	+	(50,365,678)	8,954,942
Increase in net assets from operations		17,693,215	58,917,646
Distributions to Shareholders
Distributions from net investment income		(16,692,788)	(10,903,512)
Distributions from net realized gains	+	(9,243,382)	—
Total distributions		($25,936,170)	($10,903,512)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,291,955	$160,976,354	8,997,016	$136,481,276
Shares reinvested		1,631,332	25,204,083	710,161	10,588,500
Shares redeemed	+	(7,433,036)	(116,539,103)	(5,865,191)	(89,178,074)
Net transactions in fund shares		4,490,251	$69,641,334	3,841,986	$57,891,702
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,114,752	$727,379,760	42,272,766	$621,473,924
Total increase	+	4,490,251	61,398,379	3,841,986	105,905,836
End of period		50,605,003	$788,778,139	46,114,752	$727,379,760
Net investment income not yet distributed			$3,992,950		$4,196,623
56    See financial notes

Schwab Target 2035 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.23	$14.12	$11.69	$10.70	$10.32
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.20	0.20	0.16	0.16
Net realized and unrealized gains (losses)	0.17	1.15	2.45	0.99	0.38
Total from investment operations	0.36	1.35	2.65	1.15	0.54
Less distributions:
Distributions from net investment income	(0.35)	(0.24)	(0.22)	(0.16)	(0.16)
Distributions from net realized gains	(0.54)	—	—	—	—
Total distributions	(0.89)	(0.24)	(0.22)	(0.16)	(0.16)
Net asset value at end of period	$14.70	$15.23	$14.12	$11.69	$10.70
Total return	2.43%	9.62%	23.02%	10.89%	5.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00% [3]	—	—	—	—
Gross operating expenses[2]	0.05%	0.07%	0.09%	0.13%	0.17%
Net investment income (loss)	1.28%	1.28%	1.42%	1.45%	1.41%
Portfolio turnover rate	14%	24%	5%	11%	4%
Net assets, end of period (x 1,000,000)	$337	$282	$204	$111	$77

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    57

Schwab Target 2035 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	295,275,423	329,017,268
2.4%	Short-Term Investments	7,970,983	7,970,983
100.0%	Total Investments	303,246,406	336,988,251
0.0%	Other Assets and Liabilities, Net		8,329
100.0%	Net Assets		336,996,580

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets
Equity Funds 80.7%
Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	1,965,221	13,953,068
International 21.7%
Laudus International MarketMasters Fund, Select Shares (a)	1,766,255	40,111,661
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	893,478	6,325,823
Schwab International Core Equity Fund (a)	2,780,871	26,751,976
		73,189,460
Large-Cap 48.0%
Dodge & Cox Stock Fund	22,948	4,016,873
Laudus U.S. Large Cap Growth Fund *(a)	2,272,925	40,298,967
Schwab Core Equity Fund (a)	1,940,254	44,819,871
Schwab Dividend Equity Fund (a)	1,220,114	20,046,466
Schwab S&P 500 Index Fund (a)	1,106,385	36,510,712
TCW Relative Value Large Cap Fund, Class I	731,893	16,094,338
		161,787,227
Small-Cap 6.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	450,143	7,981,039
Schwab Small-Cap Equity Fund (a)	707,704	14,996,238
		22,977,277
		271,907,032
Security	Number of Shares	Value ($)
Fixed-Income Funds 16.9%
Intermediate-Term Bond 15.3%
Metropolitan West Total Return Bond Fund, Class I	1,358,060	14,694,214
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	832,573	9,424,726
Schwab Intermediate-Term Bond Fund (a)	419,886	4,287,040
Schwab Total Bond Market Fund (a)	2,255,249	21,402,312
Wells Fargo Advantage Core Bond Fund, Class I	147,203	1,876,836
		51,685,128
International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	249,619	2,346,420
Short-Term Bond 0.9%
Schwab Short-Term Bond Market Fund (a)	331,042	3,078,688
		57,110,236
Total Other Investment Companies
(Cost $295,275,423)		329,017,268
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.4% of net assets
Time Deposits 2.4%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 11/02/15	3,368,022	3,368,022
DNB
0.03%, 11/02/15	1,234,939	1,234,939
Nordea Bank
0.03%, 11/02/15	3,368,022	3,368,022
Total Short-Term Investments
(Cost $7,970,983)		7,970,983

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $304,183,234 and the unrealized appreciation and depreciation were $35,869,490 and ($3,064,473), respectively, with a net unrealized appreciation of $32,805,017.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

58    See financial notes

Schwab Target 2035 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$329,017,268	$—	$—	$329,017,268
Short-Term Investments[1]	—	7,970,983	—	7,970,983
Total	$329,017,268	$7,970,983	$—	$336,988,251
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    59

Schwab Target 2035 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $253,321,052)		$282,910,281
Investments in unaffiliated issuers, at value (cost $49,925,354)	+	54,077,970
Total investments, at value (cost $303,246,406)		336,988,251
Receivables:
Investments sold		2,410,000
Fund shares sold		852,864
Dividends		69,466
Due from investment adviser		2,849
Interest		14
Prepaid expenses	+	8,902
Total assets		340,332,346
Liabilities
Payables:
Investments bought		3,270,967
Fund shares redeemed		17,155
Accrued expenses	+	47,644
Total liabilities		3,335,766
Net Assets
Total assets		340,332,346
Total liabilities	–	3,335,766
Net assets		$336,996,580
Net Assets by Source
Capital received from investors		283,910,622
Net investment income not yet distributed		1,315,291
Net realized capital gains		18,028,822
Net unrealized capital appreciation		33,741,845

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$336,996,580		22,928,423		$14.70

60    See financial notes

Schwab Target 2035 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$3,338,443
Dividends received from unaffiliated underlying funds		683,613
Interest	+	2,194
Total investment income		4,024,250
Expenses
Professional fees		30,128
Registration fees		29,623
Shareholder reports		29,167
Transfer agent fees		28,926
Portfolio accounting fees		20,854
Custodian fees		10,099
Independent trustees' fees		8,316
Proxy fees		2,588
Other expenses	+	5,746
Total expenses		165,447
Expense reduction by CSIM	–	162,859
Net expenses	–	2,588
Net investment income		4,021,662
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		17,533,938
Realized capital gain distributions received from unaffiliated underlying funds		161,378
Net realized gains on sales of affiliated underlying funds		3,986,694
Net realized losses on sales of unaffiliated underlying funds	+	(101,572)
Net realized gains		21,580,438
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(18,004,017)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,009,593)
Net change in unrealized appreciation (depreciation)	+	(19,013,610)
Net realized and unrealized gains		2,566,828
Increase in net assets resulting from operations		$6,588,490
See financial notes    61

Schwab Target 2035 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$4,021,662	$3,136,030
Net realized gains		21,580,438	11,661,536
Net change in unrealized appreciation (depreciation)	+	(19,013,610)	7,420,048
Increase in net assets from operations		6,588,490	22,217,614
Distributions to Shareholders
Distributions from net investment income		(6,621,678)	(3,570,560)
Distributions from net realized gains	+	(10,314,099)	—
Total distributions		($16,935,777)	($3,570,560)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,655,837	$98,662,330	6,032,360	$88,289,647
Shares reinvested		1,133,588	16,527,714	242,410	3,485,859
Shares redeemed	+	(3,359,991)	(49,645,929)	(2,250,360)	(32,933,604)
Net transactions in fund shares		4,429,434	$65,544,115	4,024,410	$58,841,902
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,498,989	$281,799,752	14,474,579	$204,310,796
Total increase	+	4,429,434	55,196,828	4,024,410	77,488,956
End of period		22,928,423	$336,996,580	18,498,989	$281,799,752
Net investment income not yet distributed			$1,315,291		$1,307,494
62    See financial notes

Schwab Target 2040 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$16.77	$15.49	$12.67	$11.55	$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.21	0.22	0.17	0.17
Net realized and unrealized gains (losses)	0.20	1.33	2.84	1.12	0.40
Total from investment operations	0.41	1.54	3.06	1.29	0.57
Less distributions:
Distributions from net investment income	(0.39)	(0.26)	(0.24)	(0.17)	(0.18)
Distributions from net realized gains	(0.37)	—	—	—	—
Total distributions	(0.76)	(0.26)	(0.24)	(0.17)	(0.18)
Net asset value at end of period	$16.42	$16.77	$15.49	$12.67	$11.55
Total return	2.48%	10.07%	24.55%	11.33%	5.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00% [3]	—	—	—	—
Gross operating expenses[2]	0.03%	0.04%	0.04%	0.06%	0.06%
Net investment income (loss)	1.27%	1.26%	1.47%	1.42%	1.42%
Portfolio turnover rate	13%	23%	6%	12%	3%
Net assets, end of period (x 1,000,000)	$834	$768	$639	$435	$342

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    63

Schwab Target 2040 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	673,272,523	817,036,505
2.3%	Short-Term Investments	18,819,634	18,819,634
100.2%	Total Investments	692,092,157	835,856,139
(0.2%)	Other Assets and Liabilities, Net		(1,366,036)
100.0%	Net Assets		834,490,103

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 87.1%
Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	5,246,536	37,250,406
International 23.9%
Laudus International MarketMasters Fund, Select Shares (a)	4,733,337	107,494,088
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,872,662	20,338,444
Schwab International Core Equity Fund (a)	7,451,387	71,682,346
		199,514,878
Large-Cap 50.8%
Dodge & Cox Stock Fund	60,091	10,518,293
Laudus U.S. Large Cap Growth Fund *(a)	5,959,224	105,657,049
Schwab Core Equity Fund (a)	5,092,328	117,632,777
Schwab Dividend Equity Fund (a)	3,174,382	52,155,094
Schwab S&P 500 Index Fund (a)	2,898,817	95,660,952
TCW Relative Value Large Cap Fund, Class I	1,933,203	42,511,126
		424,135,291
Small-Cap 7.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,299,448	23,039,214
Schwab Small-Cap Equity Fund (a)	2,043,606	43,304,004
		66,343,218
		727,243,793
Security	Number of Shares	Value ($)
Fixed-Income Funds 10.8%
Intermediate-Term Bond 10.0%
Metropolitan West Total Return Bond Fund, Class I	2,162,504	23,398,290
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,551,515	17,563,145
Schwab Intermediate-Term Bond Fund (a)	799,428	8,162,159
Schwab Total Bond Market Fund (a)	3,354,260	31,831,927
Wells Fargo Advantage Core Bond Fund, Class I	177,299	2,260,565
		83,216,086
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund *(a)	331,487	3,115,975
Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	372,113	3,460,651
		89,792,712
Total Other Investment Companies
(Cost $673,272,523)		817,036,505
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 11/02/15	8,358,459	8,358,459
DNB
0.03%, 11/02/15	2,102,716	2,102,716
Nordea Bank
0.03%, 11/02/15	8,358,459	8,358,459
Total Short-Term Investments
(Cost $18,819,634)		18,819,634

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $696,521,879 and the unrealized appreciation and depreciation were $146,425,614 and ($7,091,354), respectively, with a net unrealized appreciation of $139,334,260.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

64    See financial notes

Schwab Target 2040 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$817,036,505	$—	$—	$817,036,505
Short-Term Investments[1]	—	18,819,634	—	18,819,634
Total	$817,036,505	$18,819,634	$—	$835,856,139
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    65

Schwab Target 2040 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $591,100,288)		$720,785,086
Investments in unaffiliated issuers, at value (cost $100,991,869)	+	115,071,053
Total investments, at value (cost $692,092,157)		835,856,139
Receivables:
Investments sold		3,430,000
Fund shares sold		892,832
Dividends		111,323
Due from investment adviser		4,709
Interest		31
Prepaid expenses	+	22,453
Total assets		840,317,487
Liabilities
Payables:
Investments bought		5,203,691
Fund shares redeemed		532,931
Accrued expenses	+	90,762
Total liabilities		5,827,384
Net Assets
Total assets		840,317,487
Total liabilities	–	5,827,384
Net assets		$834,490,103
Net Assets by Source
Capital received from investors		632,259,782
Net investment income not yet distributed		2,851,945
Net realized capital gains		55,614,394
Net unrealized capital appreciation		143,763,982

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$834,490,103		50,836,842		$16.42

66    See financial notes

Schwab Target 2040 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$8,813,321
Dividends received from unaffiliated underlying funds		1,466,088
Interest	+	5,156
Total investment income		10,284,565
Expenses
Shareholder reports		80,577
Transfer agent fees		38,394
Professional fees		33,655
Registration fees		30,327
Portfolio accounting fees		29,635
Custodian fees		16,257
Independent trustees' fees		10,685
Proxy fees		8,468
Other expenses	+	17,078
Total expenses		265,076
Expense reduction by CSIM	–	256,608
Net expenses	–	8,468
Net investment income		10,276,097
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		50,338,480
Realized capital gain distributions received from unaffiliated underlying funds		380,970
Net realized gains on sales of affiliated underlying funds		14,383,196
Net realized gains on sales of unaffiliated underlying funds	+	2,378,679
Net realized gains		67,481,325
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(54,360,956)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(4,404,448)
Net change in unrealized appreciation (depreciation)	+	(58,765,404)
Net realized and unrealized gains		8,715,921
Increase in net assets resulting from operations		$18,992,018
See financial notes    67

Schwab Target 2040 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$10,276,097	$8,930,035
Net realized gains		67,481,325	42,520,112
Net change in unrealized appreciation (depreciation)	+	(58,765,404)	16,163,418
Increase in net assets from operations		18,992,018	67,613,565
Distributions to Shareholders
Distributions from net investment income		(18,123,716)	(11,083,321)
Distributions from net realized gains	+	(16,937,962)	—
Total distributions		($35,061,678)	($11,083,321)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,498,363	$156,723,911	9,715,793	$156,225,134
Shares reinvested		2,105,777	34,303,111	684,108	10,822,584
Shares redeemed	+	(6,579,336)	(108,941,688)	(5,866,001)	(94,545,374)
Net transactions in fund shares		5,024,804	$82,085,334	4,533,900	$72,502,344
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,812,038	$768,474,429	41,278,138	$639,441,841
Total increase	+	5,024,804	66,015,674	4,533,900	129,032,588
End of period		50,836,842	$834,490,103	45,812,038	$768,474,429
Net investment income not yet distributed			$2,851,945		$3,169,629
68    See financial notes

Schwab Target 2045 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.67	$11.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14 [2]	0.16	0.02
Net realized and unrealized gains (losses)	0.15	1.03	1.64
Total from investment operations	0.29	1.19	1.66
Less distributions:
Distributions from net investment income	(0.29)	(0.18)	—
Distributions from net realized gains	(0.16)	—	—
Total distributions	(0.45)	(0.18)	—
Net asset value at end of period	$12.51	$12.67	$11.66
Total return	2.37%	10.30%	16.60% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	—	0.00% [6],[7]
Gross operating expenses[4]	0.20%	0.32%	1.08% [6]
Net investment income (loss)	1.09%	1.03%	0.46% [6]
Portfolio turnover rate	10%	23%	39% [3]
Net assets, end of period (x 1,000,000)	$66	$41	$18

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
Annualized.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
See financial notes    69

Schwab Target 2045 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	63,643,455	64,440,100
1.9%	Short-Term Investments	1,261,456	1,261,456
99.8%	Total Investments	64,904,911	65,701,556
0.2%	Other Assets and Liabilities, Net		125,030
100.0%	Net Assets		65,826,586

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 90.7%
Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	430,025	3,053,176
International 25.2%
Laudus International MarketMasters Fund, Select Shares (a)	388,812	8,829,933
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	260,292	1,842,865
Schwab International Core Equity Fund (a)	611,981	5,887,256
		16,560,054
Large-Cap 52.2%
Dodge & Cox Stock Fund	4,871	852,539
Laudus U.S. Large Cap Growth Fund *(a)	482,732	8,558,837
Schwab Core Equity Fund (a)	412,499	9,528,728
Schwab Dividend Equity Fund (a)	257,925	4,237,708
Schwab S&P 500 Index Fund (a)	234,798	7,748,334
TCW Relative Value Large Cap Fund, Class I	156,565	3,442,866
		34,369,012
Small-Cap 8.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	111,137	1,970,465
Schwab Small-Cap Equity Fund (a)	175,938	3,728,112
		5,698,577
		59,680,819
Security	Number of Shares	Value ($)
Fixed-Income Funds 7.2%
Intermediate-Term Bond 6.9%
Metropolitan West Total Return Bond Fund, Class I	116,478	1,260,288
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	91,120	1,031,478
Schwab Intermediate-Term Bond Fund (a)	49,368	504,052
Schwab Total Bond Market Fund (a)	172,153	1,633,733
Wells Fargo Advantage Core Bond Fund, Class I	7,722	98,452
		4,528,003
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	11,852	111,406
Short-Term Bond 0.2%
Schwab Short-Term Bond Market Fund (a)	12,889	119,872
		4,759,281
Total Other Investment Companies
(Cost $63,643,455)		64,440,100
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
DNB
0.03%, 11/02/15	602,089	602,089
Nordea Bank
0.03%, 11/02/15	659,367	659,367
Total Short-Term Investments
(Cost $1,261,456)		1,261,456

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $65,161,957 and the unrealized appreciation and depreciation were $1,535,866 and ($996,267), respectively, with a net unrealized appreciation of $539,599.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

70    See financial notes

Schwab Target 2045 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$64,440,100	$—	$—	$64,440,100
Short-Term Investments[1]	—	1,261,456	—	1,261,456
Total	$64,440,100	$1,261,456	$—	$65,701,556
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    71

Schwab Target 2045 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $57,183,509)		$57,754,477
Investments in unaffiliated issuers, at value (cost $7,721,402)	+	7,947,079
Total investments, at value (cost $64,904,911)		65,701,556
Receivables:
Investments sold		426,000
Fund shares sold		81,277
Dividends		6,034
Due from investment adviser		1,647
Prepaid expenses	+	3,742
Total assets		66,220,256
Liabilities
Payables:
Investments bought		301,161
Fund shares redeemed		62,912
Accrued expenses	+	29,597
Total liabilities		393,670
Net Assets
Total assets		66,220,256
Total liabilities	–	393,670
Net assets		$65,826,586
Net Assets by Source
Capital received from investors		62,751,635
Net investment income not yet distributed		124,813
Net realized capital gains		2,153,493
Net unrealized capital appreciation		796,645

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$65,826,586		5,261,268		$12.51

72    See financial notes

Schwab Target 2045 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$518,981
Dividends received from unaffiliated underlying funds		78,534
Interest	+	335
Total investment income		597,850
Expenses
Professional fees		29,016
Registration fees		23,994
Transfer agent fees		22,210
Shareholder reports		12,966
Portfolio accounting fees		7,221
Independent trustees' fees		7,081
Custodian fees		5,768
Proxy fees		913
Interest expense		20
Other expenses	+	1,342
Total expenses		110,531
Expense reduction by CSIM	–	109,598
Net expenses	–	933
Net investment income		596,917
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,945,020
Realized capital gain distributions received from unaffiliated underlying funds		22,249
Net realized losses on sales of affiliated underlying funds		(285,230)
Net realized losses on sales of unaffiliated underlying funds	+	(52,129)
Net realized gains		2,629,910
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(2,274,409)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(102,497)
Net change in unrealized appreciation (depreciation)	+	(2,376,906)
Net realized and unrealized gains		253,004
Increase in net assets resulting from operations		$849,921
See financial notes    73

Schwab Target 2045 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$596,917	$300,417
Net realized gains		2,629,910	670,918
Net change in unrealized appreciation (depreciation)	+	(2,376,906)	1,758,596
Increase in net assets from operations		849,921	2,729,931
Distributions to Shareholders
Distributions from net investment income		(1,032,882)	(312,358)
Distributions from net realized gains	+	(569,067)	—
Total distributions		($1,601,949)	($312,358)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,576,788	$32,462,188	2,059,069	$25,057,061
Shares reinvested		125,756	1,561,897	25,653	306,297
Shares redeemed	+	(677,473)	(8,446,952)	(359,691)	(4,402,377)
Net transactions in fund shares		2,025,071	$25,577,133	1,725,031	$20,960,981
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,236,197	$41,001,481	1,511,166	$17,622,927
Total increase	+	2,025,071	24,825,105	1,725,031	23,378,554
End of period		5,261,268	$65,826,586	3,236,197	$41,001,481
Net investment income not yet distributed			$124,813		$119,149
74    See financial notes

Schwab Target 2050 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.75	$11.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13 [2]	0.17	0.02
Net realized and unrealized gains (losses)	0.18	1.04	1.70
Total from investment operations	0.31	1.21	1.72
Less distributions:
Distributions from net investment income	(0.30)	(0.18)	—
Distributions from net realized gains	(0.16)	—	—
Total distributions	(0.46)	(0.18)	—
Net asset value at end of period	$12.60	$12.75	$11.72
Total return	2.44%	10.43%	17.20% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	—	0.00% [6],[7]
Gross operating expenses[4]	0.25%	0.39%	1.37% [6]
Net investment income (loss)	1.05%	0.99%	0.40% [6]
Portfolio turnover rate	8%	23%	40% [3]
Net assets, end of period (x 1,000,000)	$53	$33	$14

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
Annualized.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
See financial notes    75

Schwab Target 2050 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	51,074,660	51,755,294
2.0%	Short-Term Investments	1,053,385	1,053,385
99.9%	Total Investments	52,128,045	52,808,679
0.1%	Other Assets and Liabilities, Net		68,708
100.0%	Net Assets		52,877,387

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 93.1%
Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	354,606	2,517,704
International 26.0%
Laudus International MarketMasters Fund, Select Shares (a)	321,047	7,290,988
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	230,062	1,628,837
Schwab International Core Equity Fund (a)	505,203	4,860,055
		13,779,880
Large-Cap 53.1%
Dodge & Cox Stock Fund	3,976	696,021
Laudus U.S. Large Cap Growth Fund *(a)	394,480	6,994,125
Schwab Core Equity Fund (a)	335,945	7,760,328
Schwab Dividend Equity Fund (a)	212,130	3,485,300
Schwab S&P 500 Index Fund (a)	191,919	6,333,341
TCW Relative Value Large Cap Fund, Class I	127,031	2,793,409
		28,062,524
Small-Cap 9.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	96,278	1,707,011
Schwab Small-Cap Equity Fund (a)	149,660	3,171,298
		4,878,309
		49,238,417
Security	Number of Shares	Value ($)
Fixed-Income Funds 4.8%
Intermediate-Term Bond 4.6%
Metropolitan West Total Return Bond Fund, Class I	63,840	690,744
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	51,528	583,301
Schwab Intermediate-Term Bond Fund (a)	25,092	256,192
Schwab Total Bond Market Fund (a)	85,885	815,044
Wells Fargo Advantage Core Bond Fund, Class I	4,707	60,020
		2,405,301
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	7,172	67,420
Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	4,748	44,156
		2,516,877
Total Other Investment Companies
(Cost $51,074,660)		51,755,294
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
Barclays Capital, Inc.
0.03%, 11/02/15	523,215	523,215
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	530,170	530,170
Total Short-Term Investments
(Cost $1,053,385)		1,053,385

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $52,291,137 and the unrealized appreciation and depreciation were $1,331,269 and ($813,727), respectively, with a net unrealized appreciation of $517,542.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

76    See financial notes

Schwab Target 2050 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$51,755,294	$—	$—	$51,755,294
Short-Term Investments[1]	—	1,053,385	—	1,053,385
Total	$51,755,294	$1,053,385	$—	$52,808,679
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    77

Schwab Target 2050 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $46,456,078)		$46,931,799
Investments in unaffiliated issuers, at value (cost $5,671,967)	+	5,876,880
Total investments, at value (cost $52,128,045)		52,808,679
Receivables:
Investments sold		338,000
Fund shares sold		96,809
Dividends		3,317
Due from investment adviser		1,600
Prepaid expenses	+	4,140
Total assets		53,252,545
Liabilities
Payables:
Investments bought		313,385
Fund shares redeemed		32,858
Accrued expenses	+	28,915
Total liabilities		375,158
Net Assets
Total assets		53,252,545
Total liabilities	–	375,158
Net assets		$52,877,387
Net Assets by Source
Capital received from investors		50,292,273
Net investment income not yet distributed		84,614
Net realized capital gains		1,819,866
Net unrealized capital appreciation		680,634

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$52,877,387		4,196,167		$12.60

78    See financial notes

Schwab Target 2050 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$417,071
Dividends received from unaffiliated underlying funds		52,498
Interest	+	271
Total investment income		469,840
Expenses
Professional fees		28,948
Transfer agent fees		22,453
Registration fees		22,427
Shareholder reports		13,633
Portfolio accounting fees		7,042
Independent trustees' fees		7,033
Custodian fees		6,004
Proxy fees		974
Interest expense		23
Other expenses	+	1,205
Total expenses		109,742
Expense reduction by CSIM	–	108,745
Net expenses	–	997
Net investment income		468,843
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,417,658
Realized capital gain distributions received from unaffiliated underlying funds		15,385
Net realized losses on sales of affiliated underlying funds		(179,162)
Net realized losses on sales of unaffiliated underlying funds	+	(31,966)
Net realized gains		2,221,915
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,856,263)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(66,314)
Net change in unrealized appreciation (depreciation)	+	(1,922,577)
Net realized and unrealized gains		299,338
Increase in net assets resulting from operations		$768,181
See financial notes    79

Schwab Target 2050 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$468,843	$228,395
Net realized gains		2,221,915	525,789
Net change in unrealized appreciation (depreciation)	+	(1,922,577)	1,454,604
Increase in net assets from operations		768,181	2,208,788
Distributions to Shareholders
Distributions from net investment income		(830,660)	(246,172)
Distributions from net realized gains	+	(451,787)	—
Total distributions		($1,282,447)	($246,172)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,053,340	$26,056,935	1,761,233	$21,571,597
Shares reinvested		100,456	1,256,702	20,179	242,557
Shares redeemed	+	(583,556)	(7,414,061)	(348,673)	(4,264,424)
Net transactions in fund shares		1,570,240	$19,899,576	1,432,739	$17,549,730
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,625,927	$33,492,077	1,193,188	$13,979,731
Total increase	+	1,570,240	19,385,310	1,432,739	19,512,346
End of period		4,196,167	$52,877,387	2,625,927	$33,492,077
Net investment income not yet distributed			$84,614		$83,422
80    See financial notes

Schwab Target 2055 Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.79	$11.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13 [2]	0.16	0.02
Net realized and unrealized gains (losses)	0.17	1.07	1.72
Total from investment operations	0.30	1.23	1.74
Less distributions:
Distributions from net investment income	(0.30)	(0.18)	—
Distributions from net realized gains	(0.16)	—	—
Total distributions	(0.46)	(0.18)	—
Net asset value at end of period	$12.63	$12.79	$11.74
Total return	2.36%	10.59%	17.40% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	—	0.00% [6],[7]
Gross operating expenses[4]	0.44%	0.68%	2.78% [7]
Net investment income (loss)	1.03%	0.94%	0.34% [7]
Portfolio turnover rate	8%	29%	12% [3]
Net assets, end of period (x 1,000,000)	$29	$18	$7

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
7
Annualized.
See financial notes    81

Schwab Target 2055 Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	27,858,087	28,194,271
2.0%	Short-Term Investments	575,260	575,260
99.9%	Total Investments	28,433,347	28,769,531
0.1%	Other Assets and Liabilities, Net		35,821
100.0%	Net Assets		28,805,352

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 95.6%
Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	198,219	1,407,356
International 27.0%
Laudus International MarketMasters Fund, Select Shares (a)	179,619	4,079,145
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	136,613	967,220
Schwab International Core Equity Fund (a)	282,649	2,719,086
		7,765,451
Large-Cap 53.9%
Dodge & Cox Stock Fund	2,208	386,500
Laudus U.S. Large Cap Growth Fund *(a)	218,270	3,869,926
Schwab Core Equity Fund (a)	186,781	4,314,634
Schwab Dividend Equity Fund (a)	115,725	1,901,357
Schwab S&P 500 Index Fund (a)	106,118	3,501,889
TCW Relative Value Large Cap Fund, Class I	70,785	1,556,553
		15,530,859
Small-Cap 9.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	55,241	979,429
Schwab Small-Cap Equity Fund (a)	87,547	1,855,111
		2,834,540
		27,538,206
Security	Number of Shares	Value ($)
Fixed-Income Funds 2.3%
Intermediate-Term Bond 2.2%
Metropolitan West Total Return Bond Fund, Class I	18,785	203,256
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	12,835	145,295
Schwab Intermediate-Term Bond Fund (a)	6,509	66,459
Schwab Total Bond Market Fund (a)	21,076	200,011
Wells Fargo Advantage Core Bond Fund, Class I	1,418	18,073
		633,094
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	2,444	22,971
		656,065
Total Other Investment Companies
(Cost $27,858,087)		28,194,271
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 11/02/15	288,370	288,370
Nordea Bank
0.03%, 11/02/15	286,890	286,890
Total Short-Term Investments
(Cost $575,260)		575,260

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $28,527,467 and the unrealized appreciation and depreciation were $709,302 and ($467,238), respectively, with a net unrealized appreciation of $242,064.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

82    See financial notes

Schwab Target 2055 Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$28,194,271	$—	$—	$28,194,271
Short-Term Investments[1]	—	575,260	—	575,260
Total	$28,194,271	$575,260	$—	$28,769,531
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    83

Schwab Target 2055 Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $25,670,086)		$25,884,594
Investments in unaffiliated issuers, at value (cost $2,763,261)	+	2,884,937
Total investments, at value (cost $28,433,347)		28,769,531
Receivables:
Investments sold		227,000
Fund shares sold		30,663
Due from investment adviser		1,515
Dividends		962
Prepaid expenses	+	3,206
Total assets		29,032,877
Liabilities
Payables:
Investments bought		196,981
Fund shares redeemed		2,277
Accrued expenses	+	28,267
Total liabilities		227,525
Net Assets
Total assets		29,032,877
Total liabilities	–	227,525
Net assets		$28,805,352
Net Assets by Source
Capital received from investors		27,435,660
Net investment income not yet distributed		35,305
Net realized capital gains		998,203
Net unrealized capital appreciation		336,184

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$28,805,352		2,280,702		$12.63

84    See financial notes

Schwab Target 2055 Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$223,342
Dividends received from unaffiliated underlying funds		22,574
Interest	+	144
Total investment income		246,060
Expenses
Professional fees		28,794
Transfer agent fees		22,737
Registration fees		19,681
Shareholder reports		12,873
Independent trustees' fees		6,938
Portfolio accounting fees		6,655
Custodian fees		5,119
Proxy fees		900
Other expenses	+	951
Total expenses		104,648
Expense reduction by CSIM	–	103,748
Net expenses	–	900
Net investment income		245,160
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,328,949
Realized capital gain distributions received from unaffiliated underlying funds		7,484
Net realized losses on sales of affiliated underlying funds		(86,615)
Net realized losses on sales of unaffiliated underlying funds	+	(12,333)
Net realized gains		1,237,485
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,042,352)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(27,909)
Net change in unrealized appreciation (depreciation)	+	(1,070,261)
Net realized and unrealized gains		167,224
Increase in net assets resulting from operations		$412,384
See financial notes    85

Schwab Target 2055 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$245,160	$119,200
Net realized gains		1,237,485	255,531
Net change in unrealized appreciation (depreciation)	+	(1,070,261)	827,347
Increase in net assets from operations		412,384	1,202,078
Distributions to Shareholders
Distributions from net investment income		(449,182)	(131,185)
Distributions from net realized gains	+	(247,620)	—
Total distributions		($696,802)	($131,185)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,224,356	$15,542,457	1,167,531	$14,320,677
Shares reinvested		53,831	675,575	10,605	127,787
Shares redeemed	+	(398,490)	(5,048,181)	(363,239)	(4,481,218)
Net transactions in fund shares		879,697	$11,169,851	814,897	$9,967,246
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,401,005	$17,919,919	586,108	$6,881,780
Total increase	+	879,697	10,885,433	814,897	11,038,139
End of period		2,280,702	$28,805,352	1,401,005	$17,919,919
Net investment income not yet distributed			$35,305		$39,478
86    See financial notes

Schwab Target Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Laudus International MarketMasters Fund™
Schwab Target 2010 Fund	Schwab Balanced Fund™
Schwab Target 2015 Fund	Schwab Core Equity Fund™
Schwab Target 2020 Fund	Schwab Dividend Equity Fund™
Schwab Target 2025 Fund	Schwab Large-Cap Growth Fund™
Schwab Target 2030 Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2035 Fund	Schwab Hedged Equity Fund™
Schwab Target 2040 Fund	Schwab Financial Services Fund™
Schwab Target 2045 Fund	Schwab Health Care Fund™
Schwab Target 2050 Fund	Schwab ® International Core Equity Fund
Schwab Target 2055 Fund	Schwab Fundamental US Large Company Index Fund
Schwab ® S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab ® Monthly Income Fund - Moderate Payout
Schwab MarketTrack Balanced Portfolio™	Schwab ® Monthly Income Fund - Enhanced Payout
Schwab MarketTrack Conservative Portfolio™	Schwab ® Monthly Income Fund - Maximum Payout
Laudus Small-Cap MarketMasters Fund™

The Schwab Target Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, exchange-traded funds (ETFs), and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
87

Schwab Target Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
88

Schwab Target Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2015 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund's assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.
89

Schwab Target Funds
Financial Notes (continued)
3. Risk Factors (continued):
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.
Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.
Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments—bonds or stocks of another capitalization range, for instance—underlying fund's large-, mid- or small-cap holdings could reduce performance.
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control
90

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Financial Notes (continued)
3. Risk Factors (continued):
regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund's investment in a single country or a limited number of countries represents a large percentage of the underlying fund's assets, the underlying fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund's returns or as a substitute for a position or security.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, ETFs, and cash equivalents, including money market securities. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
The agreement to limit the funds' total expenses charged is limited to each fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2015, each Schwab Target Fund's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Schwab Global Real Estate Fund	0.5%	1.0%	5.9%	5.4%	11.6%	5.4%	14.5%	1.2%	1.0%	0.5%
Laudus International MarketMasters Fund, Select Shares	0.2%	0.3%	2.2%	2.0%	4.4%	2.1%	5.6%	0.5%	0.4%	0.2%
Laudus Mondrian Emerging Markets Fund, Institutional Shares	—%	—%	0.3%	0.7%	2.4%	1.4%	4.6%	0.4%	0.4%	0.2%
Schwab International Core Equity Fund	0.3%	0.6%	4.3%	3.9%	8.4%	3.9%	10.6%	0.9%	0.7%	0.4%
Laudus U.S. Large Cap Growth Fund	0.2%	0.3%	2.1%	1.8%	3.9%	1.8%	4.7%	0.4%	0.3%	0.2%
Schwab Core Equity Fund	0.2%	0.4%	2.2%	1.9%	4.1%	1.9%	5.0%	0.4%	0.3%	0.2%
Schwab Dividend Equity Fund	0.1%	0.2%	1.2%	1.1%	2.4%	1.1%	2.8%	0.2%	0.2%	0.1%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.2%	0.2%	0.4%	0.2%	0.4%	0.0%*	0.0%*	0.0%*
Laudus Small-Cap MarketMasters Fund, Select Shares	0.3%	0.6%	4.2%	4.0%	9.3%	4.7%	13.6%	1.2%	1.0%	0.6%
Schwab Small-Cap Equity Fund	0.2%	0.3%	2.1%	2.0%	4.8%	2.4%	6.9%	0.6%	0.5%	0.3%
Schwab Treasury Inflation Protected Securities Index Fund	1.5%	2.6%	4.6%	0.8%	—%	—%	—%	—%	—%	—%
Schwab Intermediate-Term Bond Fund	—%	—%	1.4%	1.5%	3.0%	1.2%	2.3%	0.1%	0.1%	0.0%*
Schwab Total Bond Market Fund	1.2%	2.0%	7.0%	4.0%	5.7%	1.7%	2.5%	0.1%	0.1%	0.0%*
Laudus Mondrian International Government Fixed Income Fund	0.3%	0.6%	4.4%	3.3%	5.3%	1.7%	2.3%	0.1%	0.0%*	0.0%*
Schwab Short-Term Bond Market Fund	1.5%	2.7%	7.3%	3.3%	3.6%	0.8%	0.9%	0.0%*	0.0%*	—%
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	0.0%*	0.0%*	0.1%	—%	—%	—%	—%	—%	—%	—%
*	Less than 0.05%
92

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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended October 31, 2015:
Schwab Target 2010 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	182,707	49,400	(46,757)	185,350	$1,315,988	$53,899	$45,273
Laudus International MarketMasters Fund, Select Shares	123,407	46,231	(20,067)	149,571	3,396,762	32,625	44,144
Schwab International Core Equity Fund	184,539	92,714	(37,153)	240,100	2,309,762	18,205	61,765
Laudus U.S. Large Cap Growth Fund	212,802	74,843	(59,109)	228,536	4,051,943	99,821	709,944
Schwab Core Equity Fund	172,000	57,462	(33,362)	196,100	4,529,915	72,542	625,106
Schwab Dividend Equity Fund	117,077	30,137	(23,112)	124,102	2,039,001	26,843	326,569
Schwab S&P 500 Index Fund	124,324	19,457	(31,695)	112,086	3,698,851	93,262	70,879
Laudus Small-Cap MarketMasters Fund, Select Shares	41,294	6,366	(15,861)	31,799	563,792	67,925	16,935
Schwab Small-Cap Equity Fund	56,677	27,502	(33,445)	50,734	1,075,049	121,254	274,816
Schwab Treasury Inflation Protected Securities Index Fund	292,454	127,604	(53,668)	366,390	3,997,317	18,185	28,278
Schwab Intermediate-Term Bond Fund	191,073	8,230	(199,303)	—	—	138,645	16,303
Schwab Total Bond Market Fund	1,822,460	260,400	(504,788)	1,578,072	14,975,903	91,330	347,647
Laudus Mondrian International Government Fixed Income Fund	32,199	23,923	(15,078)	41,044	385,816	(5,425)	17,156
Schwab Short-Term Bond Market Fund	1,039,680	120,965	(510,591)	650,054	6,045,504	188,432	75,531
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	1,968,602	501,048	—	2,469,650	2,469,650	—	1,157
Total					$50,855,253	$1,017,543	$2,661,503
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2015 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	353,666	71,177	(79,727)	345,116	$2,450,327	$91,916	$84,355
Laudus International MarketMasters Fund, Select Shares	241,988	80,907	(37,032)	285,863	6,491,944	223,826	86,592
Laudus Mondrian Emerging Markets Fund, Institutional Shares	33,040	2,246	(35,286)	—	—	(37,512)	7,874
Schwab International Core Equity Fund	376,651	138,678	(69,606)	445,723	4,287,851	(16,819)	128,114
Laudus U.S. Large Cap Growth Fund	405,274	142,050	(117,904)	429,420	7,613,623	173,019	1,367,679
Schwab Core Equity Fund	329,482	104,798	(64,402)	369,878	8,544,187	306,949	1,204,507
Schwab Dividend Equity Fund	221,065	69,032	(59,357)	230,740	3,791,065	133,916	617,466
Schwab S&P 500 Index Fund	236,179	37,300	(63,127)	210,352	6,941,614	197,569	135,346
Laudus Small-Cap MarketMasters Fund, Select Shares	86,165	10,950	(37,319)	59,796	1,060,183	175,257	35,649
Schwab Small-Cap Equity Fund	117,199	50,376	(72,789)	94,786	2,008,519	366,846	568,040
Schwab Treasury Inflation Protected Securities Index Fund	457,480	240,946	(62,168)	636,258	6,941,578	45,776	43,720
Schwab Intermediate-Term Bond Fund	340,825	36,036	(376,861)	—	—	39,744	29,027
Schwab Total Bond Market Fund	2,966,453	473,106	(723,678)	2,715,881	25,773,712	144,758	582,343
Laudus Mondrian International Government Fixed Income Fund	81,493	44,125	(39,532)	86,086	809,206	(20,612)	36,354
Schwab Short-Term Bond Market Fund	1,541,262	323,870	(750,072)	1,115,060	10,370,055	119,471	122,579
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	2,691,884	1,001,380	(1,000,000)	2,693,264	2,693,264	—	1,495
Total					$89,777,128	$1,944,104	$5,051,140
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2020 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	2,058,638	255,555	(178,458)	2,135,735	$15,163,716	$151,135	$511,847
Laudus International MarketMasters Fund, Select Shares	1,448,274	513,075	(57,730)	1,903,619	43,231,176	257,799	526,311
Laudus Mondrian Emerging Markets Fund, Institutional Shares	415,864	84,404	(296,295)	203,973	1,444,131	154,682	99,981
Schwab International Core Equity Fund	2,266,999	826,534	(90,284)	3,003,249	28,891,254	(31,307)	778,473
Laudus U.S. Large Cap Growth Fund	2,307,052	681,448	(375,597)	2,612,903	46,326,768	561,008	7,814,562
Schwab Core Equity Fund	1,886,193	532,561	(177,911)	2,240,843	51,763,488	1,103,678	6,962,070
Schwab Dividend Equity Fund	1,242,032	316,916	(154,006)	1,404,942	23,083,194	371,126	3,527,912
Schwab S&P 500 Index Fund	1,327,968	160,469	(212,283)	1,276,154	42,113,088	586,131	767,779
Laudus Small-Cap MarketMasters Fund, Select Shares	581,124	47,994	(224,454)	404,664	7,174,692	1,472,878	239,975
Schwab Small-Cap Equity Fund	785,522	285,908	(445,734)	625,696	13,258,509	2,071,313	3,784,075
Schwab Treasury Inflation Protected Securities Index Fund	1,401,642	488,382	(747,283)	1,142,741	12,467,301	340,637	137,363
Schwab Intermediate-Term Bond Fund	1,475,652	262,018	(1,270,069)	467,601	4,774,201	261,235	180,854
Schwab Total Bond Market Fund	9,982,914	2,616,456	(3,030,703)	9,568,667	90,806,651	415,259	2,047,740
Laudus Mondrian International Government Fixed Income Fund	502,623	173,493	(31,958)	644,158	6,055,089	(2,752)	247,726
Schwab Short-Term Bond Market Fund	4,022,647	754,416	(1,727,172)	3,049,891	28,363,983	284,917	329,500
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	5,000,430	3,003,167	—	8,003,597	8,003,597	—	3,525
Total					$422,920,838	$7,997,739	$27,959,693
95

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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2025 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	1,654,273	467,489	(167,115)	1,954,647	$13,877,993	$130,096	$434,589
Laudus International MarketMasters Fund, Select Shares	1,177,278	560,082	(4,205)	1,733,155	39,359,940	8,621	432,998
Laudus Mondrian Emerging Markets Fund, Institutional Shares	499,531	120,623	(157,930)	462,224	3,272,543	(88,462)	122,439
Schwab International Core Equity Fund	1,845,200	936,171	(32,328)	2,749,043	26,445,789	15,862	646,494
Laudus U.S. Large Cap Growth Fund	1,810,717	665,346	(145,817)	2,330,246	41,315,255	257,716	6,252,854
Schwab Core Equity Fund	1,493,786	570,952	(77,248)	1,987,490	45,911,028	147,603	5,554,838
Schwab Dividend Equity Fund	967,290	363,162	(68,590)	1,261,862	20,732,395	13,144	2,797,306
Schwab S&P 500 Index Fund	1,041,807	215,880	(121,641)	1,136,046	37,489,504	446,266	612,535
Laudus Small-Cap MarketMasters Fund, Select Shares	512,156	81,987	(206,913)	387,230	6,865,592	739,353	214,648
Schwab Small-Cap Equity Fund	693,545	277,742	(361,895)	609,392	12,913,018	1,964,045	3,367,751
Schwab Treasury Inflation Protected Securities Index Fund	656,234	193,530	(655,434)	194,330	2,120,136	(102,917)	65,200
Schwab Intermediate-Term Bond Fund	903,044	241,995	(637,709)	507,330	5,179,836	54,033	134,563
Schwab Total Bond Market Fund	5,027,329	2,456,938	(2,004,539)	5,479,728	52,002,615	248,603	1,126,129
Laudus Mondrian International Government Fixed Income Fund	331,802	181,579	(24,599)	488,782	4,594,555	1,722	157,826
Schwab Short-Term Bond Market Fund	1,679,074	433,810	(732,934)	1,379,950	12,833,537	23,080	143,531
Total					$324,913,736	$3,858,765	$22,063,701
96

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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2030 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	3,890,065	695,820	(366,063)	4,219,822	$29,960,737	$278,772	$986,670
Laudus International MarketMasters Fund, Select Shares	2,803,203	995,504	(20,526)	3,778,181	85,802,501	53,161	1,005,644
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,487,245	213,449	(211,540)	1,489,154	10,543,212	433,261	355,545
Schwab International Core Equity Fund	4,348,656	1,672,030	(83,284)	5,937,402	57,117,811	75,502	1,503,892
Laudus U.S. Large Cap Growth Fund	4,202,473	1,221,213	(466,682)	4,957,004	87,887,678	811,379	14,090,231
Schwab Core Equity Fund	3,450,450	979,289	(204,257)	4,225,482	97,608,626	1,196,667	12,725,153
Schwab Dividend Equity Fund	2,235,575	616,113	(171,760)	2,679,928	44,031,221	443,867	6,370,991
Schwab S&P 500 Index Fund	2,390,764	250,547	(227,049)	2,414,262	79,670,654	711,318	1,374,859
Laudus Small-Cap MarketMasters Fund, Select Shares	1,279,435	106,240	(493,754)	891,921	15,813,760	3,675,487	524,696
Schwab Small-Cap Equity Fund	1,755,081	509,303	(846,165)	1,418,219	30,052,067	5,386,499	8,264,386
Schwab Treasury Inflation Protected Securities Index Fund	939,055	43,961	(983,016)	—	—	5,366	91,723
Schwab Intermediate-Term Bond Fund	1,517,416	277,968	(754,160)	1,041,224	10,630,899	88,262	248,503
Schwab Total Bond Market Fund	8,104,012	3,123,683	(3,520,713)	7,706,982	73,139,262	523,067	1,652,619
Laudus Mondrian International Government Fixed Income Fund	554,624	226,106	—	780,730	7,338,866	—	261,491
Schwab Short-Term Bond Market Fund	2,167,151	270,250	(921,106)	1,516,295	14,101,546	28,903	168,144
Total					$643,698,840	$13,711,511	$49,624,547
97

Schwab Target Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2035 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	1,641,505	469,466	(145,750)	1,965,221	$13,953,068	$214,551	$432,404
Laudus International MarketMasters Fund, Select Shares	1,186,085	580,170	—	1,766,255	40,111,661	—	432,218
Laudus Mondrian Emerging Markets Fund, Institutional Shares	752,760	210,387	(69,669)	893,478	6,325,823	99,872	182,757
Schwab International Core Equity Fund	1,843,020	937,851	—	2,780,871	26,751,976	—	644,095
Laudus U.S. Large Cap Growth Fund	1,737,627	644,014	(108,716)	2,272,925	40,298,967	212,184	5,969,027
Schwab Core Equity Fund	1,438,310	514,837	(12,893)	1,940,254	44,819,871	54,585	5,342,860
Schwab Dividend Equity Fund	926,642	327,708	(34,236)	1,220,114	20,046,466	7,495	2,657,779
Schwab S&P 500 Index Fund	991,827	210,096	(95,538)	1,106,385	36,510,712	323,399	578,330
Laudus Small-Cap MarketMasters Fund, Select Shares	568,739	96,468	(215,064)	450,143	7,981,039	991,954	240,446
Schwab Small-Cap Equity Fund	783,366	273,862	(349,524)	707,704	14,996,238	1,929,280	3,718,987
Schwab Treasury Inflation Protected Securities Index Fund	252,080	15,279	(267,359)	—	—	(35,244)	24,947
Schwab Intermediate-Term Bond Fund	419,647	158,180	(157,941)	419,886	4,287,040	16,981	83,243
Schwab Total Bond Market Fund	2,148,005	1,162,603	(1,055,359)	2,255,249	21,402,312	158,689	464,033
Laudus Mondrian International Government Fixed Income Fund	129,325	120,294	—	249,619	2,346,420	—	62,810
Schwab Short-Term Bond Market Fund	511,375	104,719	(285,052)	331,042	3,078,688	12,948	38,445
Total					$282,910,281	$3,986,694	$20,872,381
98

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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2040 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	4,779,252	856,957	(389,673)	5,246,536	$37,250,406	$660,027	$1,231,522
Laudus International MarketMasters Fund, Select Shares	3,454,154	1,279,183	—	4,733,337	107,494,088	—	1,247,244
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,500,623	477,880	(105,841)	2,872,662	20,338,444	181,378	600,555
Schwab International Core Equity Fund	5,400,807	2,072,390	(21,810)	7,451,387	71,682,346	8,070	1,861,776
Laudus U.S. Large Cap Growth Fund	5,021,116	1,328,599	(390,491)	5,959,224	105,657,049	712,598	16,902,503
Schwab Core Equity Fund	4,121,548	1,080,480	(109,700)	5,092,328	117,632,777	920,389	15,255,911
Schwab Dividend Equity Fund	2,649,099	679,178	(153,895)	3,174,382	52,155,094	639,830	7,564,998
Schwab S&P 500 Index Fund	2,836,058	232,497	(169,738)	2,898,817	95,660,952	547,502	1,636,613
Laudus Small-Cap MarketMasters Fund, Select Shares	1,732,691	161,718	(594,961)	1,299,448	23,039,214	4,203,650	715,694
Schwab Small-Cap Equity Fund	2,375,824	681,494	(1,013,712)	2,043,606	43,304,004	6,085,862	11,121,881
Schwab Treasury Inflation Protected Securities Index Fund	366,838	3,115	(369,953)	—	—	103,736	34,519
Schwab Intermediate-Term Bond Fund	671,685	156,983	(29,240)	799,428	8,162,159	1,990	153,156
Schwab Total Bond Market Fund	3,538,065	1,630,155	(1,813,960)	3,354,260	31,831,927	303,682	716,016
Laudus Mondrian International Government Fixed Income Fund	115,319	227,415	(11,247)	331,487	3,115,975	(10,460)	61,309
Schwab Short-Term Bond Market Fund	917,303	93,397	(638,587)	372,113	3,460,651	24,942	48,104
Total					$720,785,086	$14,383,196	$59,151,801
99

Schwab Target Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2045 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	263,963	201,368	(35,306)	430,025	$3,053,176	($18,849)	$79,787
Laudus International MarketMasters Fund, Select Shares	191,087	198,825	(1,100)	388,812	8,829,933	(3,437)	73,357
Laudus Mondrian Emerging Markets Fund, Institutional Shares	147,461	121,928	(9,097)	260,292	1,842,865	(14,402)	37,905
Schwab International Core Equity Fund	296,812	335,523	(20,354)	611,981	5,887,256	(18,878)	109,922
Laudus U.S. Large Cap Growth Fund	274,441	219,635	(11,344)	482,732	8,558,837	(25,441)	988,450
Schwab Core Equity Fund	225,804	193,515	(6,820)	412,499	9,528,728	(29,304)	879,356
Schwab Dividend Equity Fund	145,377	122,497	(9,949)	257,925	4,237,708	(33,220)	446,505
Schwab S&P 500 Index Fund	155,822	91,322	(12,346)	234,798	7,748,334	(19,118)	95,155
Laudus Small-Cap MarketMasters Fund, Select Shares	98,072	40,644	(27,579)	111,137	1,970,465	17,508	43,553
Schwab Small-Cap Equity Fund	133,466	95,774	(53,302)	175,938	3,728,112	(134,847)	668,096
Schwab Treasury Inflation Protected Securities Index Fund	10,886	93	(10,979)	—	—	(1,987)	1,024
Schwab Intermediate-Term Bond Fund	19,885	29,483	—	49,368	504,052	—	6,637
Schwab Total Bond Market Fund	117,794	121,804	(67,445)	172,153	1,633,733	(4,035)	30,220
Laudus Mondrian International Government Fixed Income Fund	5,215	6,637	—	11,852	111,406	—	2,326
Schwab Short-Term Bond Market Fund	34,422	8,365	(29,898)	12,889	119,872	780	1,708
Total					$57,754,477	($285,230)	$3,464,001
100

Schwab Target Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2050 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	221,492	162,214	(29,100)	354,606	$2,517,704	($18,090)	$67,001
Laudus International MarketMasters Fund, Select Shares	159,800	161,247	—	321,047	7,290,988	—	60,527
Laudus Mondrian Emerging Markets Fund, Institutional Shares	129,830	102,809	(2,577)	230,062	1,628,837	(4,738)	33,005
Schwab International Core Equity Fund	250,692	254,511	—	505,203	4,860,055	—	90,260
Laudus U.S. Large Cap Growth Fund	227,146	179,200	(11,866)	394,480	6,994,125	(19,870)	808,683
Schwab Core Equity Fund	188,842	149,037	(1,934)	335,945	7,760,328	(8,913)	720,285
Schwab Dividend Equity Fund	120,704	100,257	(8,831)	212,130	3,485,300	(24,957)	363,593
Schwab S&P 500 Index Fund	129,342	71,404	(8,827)	191,919	6,333,341	(12,194)	78,008
Laudus Small-Cap MarketMasters Fund, Select Shares	83,183	36,097	(23,002)	96,278	1,707,011	10,389	36,347
Schwab Small-Cap Equity Fund	114,073	75,858	(40,271)	149,660	3,171,298	(98,803)	556,311
Schwab Treasury Inflation Protected Securities Index Fund	2,539	566	(3,105)	—	—	(123)	290
Schwab Intermediate-Term Bond Fund	9,960	20,029	(4,897)	25,092	256,192	(388)	3,216
Schwab Total Bond Market Fund	61,139	74,471	(49,725)	85,885	815,044	(2,258)	14,947
Laudus Mondrian International Government Fixed Income Fund	2,945	4,227	—	7,172	67,420	—	1,443
Schwab Short-Term Bond Market Fund	18,859	6,003	(20,114)	4,748	44,156	783	813
Total					$46,931,799	($179,162)	$2,834,729
101

Schwab Target Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2055 Fund:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Global Real Estate Fund	120,724	97,709	(20,214)	198,219	$1,407,356	($10,694)	$36,509
Laudus International MarketMasters Fund, Select Shares	87,694	92,704	(779)	179,619	4,079,145	(2,403)	33,540
Laudus Mondrian Emerging Markets Fund, Institutional Shares	73,790	64,142	(1,319)	136,613	967,220	(1,643)	18,985
Schwab International Core Equity Fund	136,701	145,948	—	282,649	2,719,086	—	49,765
Laudus U.S. Large Cap Growth Fund	123,392	99,984	(5,106)	218,270	3,869,926	(11,646)	443,270
Schwab Core Equity Fund	102,588	84,692	(499)	186,781	4,314,634	(2,184)	393,888
Schwab Dividend Equity Fund	65,612	54,243	(4,130)	115,725	1,901,357	(10,410)	198,562
Schwab S&P 500 Index Fund	70,350	41,936	(6,168)	106,118	3,501,889	(5,690)	42,976
Laudus Small-Cap MarketMasters Fund, Select Shares	46,684	21,619	(13,062)	55,241	979,429	7,261	20,332
Schwab Small-Cap Equity Fund	62,882	44,214	(19,549)	87,547	1,855,111	(49,406)	310,080
Schwab Treasury Inflation Protected Securities Index Fund	677	6	(683)	—	—	(267)	64
Schwab Intermediate-Term Bond Fund	792	9,047	(3,330)	6,509	66,459	(196)	572
Schwab Total Bond Market Fund	17,508	21,758	(18,190)	21,076	200,011	304	3,461
Laudus Mondrian International Government Fixed Income Fund	454	1,990	—	2,444	22,971	—	202
Schwab Short-Term Bond Market Fund	4,666	546	(5,212)	—	—	359	85
Total					$25,884,594	($86,615)	$1,552,291
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
During the period, the Schwab Target 2010 Fund, Schwab Target 2020 Fund, Schwab Target 2030 Fund and Schwab Target 2040 Fund received a reimbursement payment of $507, $647, $475 and $134, respectively, related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds' shares in prior periods.
During the periods under which the expense was incurred, the funds were operating above their expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM, it was reimbursed to the investment adviser. Each fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
102

Schwab Target Funds
Financial Notes (continued)
6. Borrowing from Banks:
During the period prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street Bank and Trust Company (State Street), an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Target 2010 Fund	$23,759,442	$21,115,094
Schwab Target 2015 Fund	43,297,086	36,515,022
Schwab Target 2020 Fund	182,231,671	126,454,000
Schwab Target 2025 Fund	154,574,274	76,852,000
Schwab Target 2030 Fund	235,054,683	141,791,643
Schwab Target 2035 Fund	112,060,757	43,235,012
Schwab Target 2040 Fund	207,672,998	101,282,782
Schwab Target 2045 Fund	32,271,906	5,268,753
Schwab Target 2050 Fund	24,718,678	3,582,430
Schwab Target 2055 Fund	13,591,354	1,767,092
8. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
Schwab Target 2010 Fund	$197	$794
Schwab Target 2015 Fund	8,500	15,988
Schwab Target 2020 Fund	11,522	3,150
Schwab Target 2025 Fund	3,821	6,611
Schwab Target 2030 Fund	12,726	6,510
Schwab Target 2035 Fund	5,806	8,744
Schwab Target 2040 Fund	14,122	16,557
Schwab Target 2045 Fund	2,334	2,375
Schwab Target 2050 Fund	1,871	3,231
Schwab Target 2055 Fund	1,743	646
103

Schwab Target Funds
Financial Notes (continued)
9. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Undistributed ordinary income	$513,057	$1,228,240	$3,585,956	$3,641,427	$6,945,710	$2,469,148	$5,527,725
Undistributed long-term capital gains	—	5,050,555	18,649,155	17,845,235	48,704,285	17,811,793	57,368,336
Unrealized appreciation on investments	6,947,010	10,369,539	69,315,588	38,685,746	131,978,392	35,869,490	146,425,614
Unrealized depreciation on investments	(291,641)	(655,795)	(3,814,936)	(3,344,075)	(7,306,979)	(3,064,473)	(7,091,354)
Net unrealized appreciation (depreciation)	$6,655,369	$9,713,744	$65,500,652	$35,341,671	$124,671,413	$32,805,017	$139,334,260

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Undistributed ordinary income	$124,813	$84,614	$35,305
Undistributed long-term capital gains	2,410,539	1,982,958	1,092,323
Unrealized appreciation on investments	1,535,866	1,331,269	709,302
Unrealized depreciation on investments	(996,267)	(813,727)	(467,238)
Net unrealized appreciation (depreciation)	$539,599	$517,542	$242,064
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
October 31, 2017	$9,254,129	$—	$—	$—	$—	$—	$—
Total	$9,254,129	$—	$—	$—	$—	$—	$—

104

Schwab Target Funds
Financial Notes (continued)
9. Federal Income Taxes (continued):
Expiration Date	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
October 31, 2017	$—	$—	$—
Total	$—	$—	$—
For the year ended October 31, 2015, the funds had capital loss carryforwards utilized as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Capital loss carryforwards utilized	$2,815,718	$—	$9,786,763	$—	$—	$—	$—

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Capital loss carryforwards utilized	$—	$—	$—
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Current period distributions
Ordinary income	$1,277,875	$2,842,263	$10,865,751	$9,644,844	$16,692,788	$7,810,087	$18,123,716
Long-term capital gains	—	4,404,370	—	9,175,384	9,243,382	9,125,690	16,937,962
Return of capital	—	—	—	—	—	—	—
Prior period distributions
Ordinary income	$1,036,165	$1,610,833	$7,213,636	$4,339,215	$10,903,512	$3,570,560	$11,083,321
Long-term capital gains	—	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	—

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Current period distributions
Ordinary income	$1,032,882	$830,660	$449,182
Long-term capital gains	569,067	451,787	247,620
Return of capital	—	—	—
Prior period distributions
Ordinary income	$312,358	$246,172	$131,185
Long-term capital gains	—	—	—
Return of capital	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
105

Schwab Target Funds
Financial Notes (continued)
9. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the funds made the following reclassifications:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Capital shares	$—	$—	$—	$—	$—	$—	$—
Undistributed net investment income	275,140	539,084	3,184,038	2,620,841	6,078,644	2,607,813	7,529,935
Net realized capital gains (losses)	(275,140)	(539,084)	(3,184,038)	(2,620,841)	(6,078,644)	(2,607,813)	(7,529,935)

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Capital shares	$—	$—	$—
Undistributed net investment income	441,629	363,009	199,849
Net realized capital gains (losses)	(441,629)	(363,009)	(199,849)
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
10. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
106

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund and Schwab Target 2055 Fund (ten of the funds constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at October 31, 2015 by correspondence with the custodian and transfer agents of the underlying funds, respectively, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015
107

Other Federal Tax Information (unaudited)
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction:
Percentage
Schwab Target 2010 Fund	18.30
Schwab Target 2015 Fund	20.31
Schwab Target 2020 Fund	24.41
Schwab Target 2025 Fund	21.56
Schwab Target 2030 Fund	26.63
Schwab Target 2035 Fund	26.38
Schwab Target 2040 Fund	30.56
Schwab Target 2045 Fund	34.91
Schwab Target 2050 Fund	35.84
Schwab Target 2055 Fund	36.78
For the fiscal year ended October 31, 2015, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Schwab Target 2010 Fund	$338,880
Schwab Target 2015 Fund	668,174
Schwab Target 2020 Fund	3,892,388
Schwab Target 2025 Fund	3,106,000
Schwab Target 2030 Fund	6,636,851
Schwab Target 2035 Fund	3,113,291
Schwab Target 2040 Fund	8,357,433
Schwab Target 2045 Fund	539,540
Schwab Target 2050 Fund	446,717
Schwab Target 2055 Fund	248,726
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2015:
Schwab Target 2010 Fund	$—
Schwab Target 2015 Fund	4,404,370
Schwab Target 2020 Fund	—
Schwab Target 2025 Fund	9,175,384
Schwab Target 2030 Fund	9,243,382
Schwab Target 2035 Fund	9,125,690
Schwab Target 2040 Fund	16,937,962
Schwab Target 2045 Fund	569,067
Schwab Target 2050 Fund	451,787
Schwab Target 2055 Fund	247,620
108

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreement) with respect to the existing funds in the Trust, including Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab 2045 Fund, Schwab 2050 Fund and Schwab 2055 Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
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Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the
Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust prior to January 1, 2016, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Aggregate Intermediate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Barclays U.S. Government/Credit: 1 – 5 Years Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.
Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index  An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index  An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index   A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 25.2% S&P 500 Index, 2.2% Russell 2000 Index,
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8.8% MSCI EAFE Index (Net), 37.2% Barclays U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index (Net), 6.2% Barclays U.S. TIPS Index, 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, 1.3% Barclays U.S. Government/Credit Index, 9.5% Barclays U.S. Government/Credit: 1-5 Years Index, and 6.5% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index   A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 26.4% S&P 500 Index, 2.3% Russell 2000 Index, 9.3% MSCI EAFE Index (Net), 36.0% Barclays U.S. Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index (Net), 6.0% Barclays U.S. TIPS Index, 1.4% Citigroup Non-U.S. Dollar World Government Bond Index, 1.4% Barclays U.S. Government/Credit Index, 9.1% Barclays U.S. Government/Credit: 1-5 Years Index, and 6.2% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index   A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 34.6% S&P 500 Index, 3.4% Russell 2000 Index, 13.3% MSCI EAFE Index (Net), 28.3% Barclays U.S. Aggregate Bond Index, 2.7% FTSE EPRA/NAREIT Global Index (Net), 0.9% Barclays U.S. Intermediate Aggregate Bond Index, 0.5% MSCI Emerging Markets Index Net), 2.3% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 2.6% Barclays U.S. Government/Credit Index, 5.4% Barclays U.S. Government/Credit: 1-5 Years Index, and 4.4% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index   A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 40.4% S&P 500 Index, 4.5% Russell 2000 Index, 15.9% MSCI EAFE Index (Net), 21.7% Barclays U.S. Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index (Net), 1.3% Barclays U.S. Intermediate Aggregate Bond Index, 1.0% MSCI Emerging Markets Index (Net), 0.5% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 3.2% Barclays U.S. Government/Credit Index, 3.2% Barclays U.S. Government/Credit: 1-5 Years Index, and 3.3%
Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index   A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 44.6% S&P 500 Index, 5.5% Russell 2000 Index, 17.9% MSCI EAFE Index (Net), 16.1% Barclays U.S. Aggregate Bond Index, 3.7% FTSE EPRA/NAREIT Global Index (Net), 1.3% Barclays U.S. Intermediate Aggregate Bond Index, 1.5% MSCI Emerging Markets Index (Net), 1.6% Citigroup Non-U.S. Dollar World Government Bond Index, 3.2% Barclays U.S. Government/Credit Index, 1.9% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.7% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index   A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 47.8% S&P 500 Index, 6.5% Russell 2000 Index, 19.6% MSCI EAFE Index (Net), 11.2% Barclays U.S. Aggregate Bond Index, 4.0% FTSE EPRA/NAREIT Global Index (Net), 1.3% Barclays U.S. Intermediate Aggregate Bond Index, 2.1% MSCI Emerging Markets Index (Net), 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, 2.9% Barclays U.S. Government/Credit Index, 1.0% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.4% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index   A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 50.6% S&P 500 Index, 7.6% Russell 2000 Index, 21.2% MSCI EAFE Index (Net), 6.8% Barclays U.S. Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index (Net), 1.0% Barclays U.S. Intermediate Aggregate Bond Index, 2.7% MSCI Emerging Markets Index (Net), 0.9% Citigroup Non-U.S. Dollar World Government Bond Index, 2.2% Barclays U.S. Government/Credit Index, 0.4% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.1% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
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Target 2045 Composite Index   A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 52.0% S&P 500 Index, 8.3% Russell 2000 Index, 22.1% MSCI EAFE Index (Net), 4.6% Barclays U.S. Aggregate Bond Index, 4.5% FTSE EPRA/NAREIT Global Index (Net), 0.8% Barclays U.S. Intermediate Aggregate Bond Index, 3.0% MSCI Emerging Markets Index (Net), 0.7% Citigroup Non-U.S. Dollar World Government Bond Index, 1.7% Barclays U.S. Government/Credit Index, 0.2% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.1% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index   A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 52.9% S&P 500 Index, 8.9% Russell 2000 Index, 22.8% MSCI EAFE Index (Net), 3.1% Barclays U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index (Net), 0.6% Barclays U.S. Intermediate Aggregate Bond Index, 3.3% MSCI Emerging Markets Index (Net), 0.5% Citigroup Non-U.S. Dollar World Government Bond Index, 1.2% Barclays U.S. Government/Credit Index, 0.1% Barclays
U.S. Government/Credit: 1-5 Years Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index   A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective October 1, 2015, the composite is derived using the following portion allocations: 53.8% S&P 500 Index, 9.5% Russell 2000 Index, 23.4% MSCI EAFE Index (Net), 1.6% Barclays U.S. Aggregate Bond Index, 4.8% FTSE EPRA/NAREIT Global Index (Net), 0.4% Barclays U.S. Intermediate Aggregate Bond Index, 3.6% MSCI Emerging Markets Index (Net), 0.3% Citigroup Non-U.S. Dollar World Government Bond Index, 0.7% Barclays U.S. Government/Credit Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2015. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
116

PRIVACY NOTICE
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•  APPLICATION AND REGISTRATION
INFORMATION.
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Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
117

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR33732-10
00156962

Annual report dated October 31, 2015, enclosed.
Schwab Balanced Fund™

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Schwab Balanced Fund
Annual Report
October 31, 2015

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Schwab Balanced Fund™
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab Balanced Fund (Ticker Symbol: SWOBX)	3.95%
Balanced Blended Index	3.61%
Fund Category: Morningstar Moderate Allocation	0.61%
Performance Details	pages 6-7

Minimum Initial Investment[1]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the fund's prospectus for further detail and eligibility requirements.
2Schwab Balanced Fund

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. The Schwab Balanced Fund offers a diversified asset allocation to U.S. equity, fixed income, and cash and cash equivalents. The fund utilizes a fund-of-funds strategy and seeks to provide a mix of growth and fixed income opportunities by investing in both equities and fixed income securities.
For the 12-month reporting period ended October 31, 2015, the fund returned 3.95% compared with the 3.61% return of the Balanced Blended Index. The performance of the fund reflected modest positive returns for the underlying investment strategies.
Despite market volatility later in the period which was stimulated by concerns about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. The bond market generated modest returns amid the low interest rate environment, relatively stable credit conditions and limited inflation. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index returned 2.0%.
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Balanced Fund3

From the President continued

For the 12-month reporting period ended October 31, 2015, the fund returned 3.95% compared with the 3.61% return of the Balanced Blended Index.

For more information about the Schwab Balanced Fund, please continue reading this report. In addition, you can find more details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
4Schwab Balanced Fund

Fund Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab Balanced Fund5

Schwab Balanced Fund
The Schwab Balanced Fund (the fund) seeks capital growth and income. To pursue its goal, the fund generally invests in a diversified group of other Schwab and/or Laudus Funds, in accordance with its target portfolio allocation. Normally, the fund invests 55% to 65% of its assets in equity securities (including stocks and equity funds) and 35% to 45% in fixed income securities (including bonds and fixed income funds), and cash or cash equivalents (including money market funds). The fund’s allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month report period on mixed economic data. The S&P 500 Index returned 5.2%, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest rate hike. The Barclays U.S. Aggregate Bond Index returned 2.0% for the period.
Performance. For the 12-month period ended October 31, 2015, the fund returned 3.95%. The fund’s internally calculated comparative index—the Balanced Blended Index (the index)—returned 3.61%.
Positioning and Strategies. Over the reporting period, the fund’s asset allocations were broadly in line with those of the index.
Of the fund’s three underlying U.S. equity funds, the greatest contributions to total return for the reporting period came from the Schwab Core Equity Fund, which returned 5.6% and constituted the fund’s largest position, and the Laudus U.S. Large Cap Growth Fund, which returned 8.6%. On a relative basis, these two funds also contributed to the fund’s outperformance of the index. The Laudus Small-Cap MarketMasters Fund posted a slightly negative return and detracted from the fund’s performance relative to the index.
The fund’s fixed income allocation generated a positive return that contributed to the fund’s absolute performance—the Schwab Total Bond Market Fund and the Schwab Intermediate-Term Bond Fund each returned 1.7%. Both funds, however, slightly detracted from the fund’s performance relative to the index.
As of 10/31/15:
Statistics
Number of Holdings	6
Portfolio Turnover Rate	5%
Asset Class Weightings % of Investments
Equity Funds – Large-Cap	50.3%
Fixed-Income Funds – Intermediate-Term Bond	36.3%
Equity Funds – Small-Cap	10.4%
Money Market Funds	3.0%
Total	100.0%
Top Holdings % of Net Assets[1,2]
Schwab Core Equity Fund	35.1%
Schwab Total Bond Market Fund	24.6%
Laudus U.S. Large Cap Growth Fund	15.1%
Schwab Intermediate-Term Bond Fund	11.7%
Laudus Small-Cap MarketMasters Fund, Select Shares	10.4%
Total	96.9%
Management views and portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	This list is not a recommendation of any security by the investment adviser.
[2]	The holdings listed exclude any temporary liquidity investments.
6Schwab Balanced Fund

Schwab Balanced Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	3.95%	9.37%	5.80%
Balanced Blended Index	3.61%	9.56%	6.73%
S&P 500® Index	5.20%	14.33%	7.85%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.72%
Fund Category: Morningstar Moderate Allocation	0.61%	7.75%	5.74%
Fund Expense Ratios3: Net 0.62%; Gross 0.71%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.62%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Balanced Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Schwab Balanced Fund
Actual Return	0.00%	$1,000.00	$1,000.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,025.20	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
8Schwab Balanced Fund

Schwab Balanced Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.56	$14.28	$12.51	$11.61	$11.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.16	0.14	0.19	0.17
Net realized and unrealized gains (losses)	0.42	1.33	1.85	0.88	0.63
Total from investment operations	0.60	1.49	1.99	1.07	0.80
Less distributions:
Distributions from net investment income	(0.34)	(0.21)	(0.22)	(0.17)	(0.19)
Distributions from net realized gains	(0.42)	—	—	—	—
Total distributions	(0.76)	(0.21)	(0.22)	(0.17)	(0.19)
Net asset value at end of period	$15.40	$15.56	$14.28	$12.51	$11.61
Total return	3.95%	10.52%	16.13%	9.36%	7.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2],[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[2]	0.07%	0.09%	0.10%	0.16%	0.16%
Net investment income (loss)	1.18%	1.09%	1.06%	1.54%	1.52%
Portfolio turnover rate	5%	27%	33%	38%	53%
Net assets, end of period (x 1,000,000)	$305	$202	$165	$117	$109

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses and/or interest expense had not been incurred.
See financial notes    9

Schwab Balanced Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Other Investment Companies	276,492,728	305,029,454
99.9%	Total Investments	276,492,728	305,029,454
0.1%	Other Assets and Liabilities, Net		440,578
100.0%	Net Assets		305,470,032

Security	Number of Shares	Value ($)
Other Investment Companies 99.9% of net assets
Equity Funds 60.6%
Large-Cap 50.2%
Laudus U.S. Large Cap Growth Fund *(a)	2,611,438	46,300,784
Schwab Core Equity Fund (a)	4,640,638	107,198,741
		153,499,525
Security	Number of Shares	Value ($)
Small-Cap 10.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,791,811	31,768,809
		185,268,334
Fixed-Income Funds 36.3%
Intermediate-Term Bond 36.3%
Schwab Intermediate-Term Bond Fund (a)	3,504,525	35,781,196
Schwab Total Bond Market Fund (a)	7,899,025	74,961,752
		110,742,948
Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	9,018,172	9,018,172
Total Other Investment Companies
(Cost $276,492,728)		305,029,454

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $279,149,510 and the unrealized appreciation and depreciation were $26,077,218 and ($197,274), respectively, with a net unrealized appreciation of $25,879,944.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$305,029,454	$—	$—	$305,029,454
Total	$305,029,454	$—	$—	$305,029,454
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
10    See financial notes

Schwab Balanced Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $267,474,556)		$296,011,282
Investments in unaffiliated issuers, at value (cost $9,018,172)	+	9,018,172
Total investments, at value (cost $276,492,728)		305,029,454
Receivables:
Investments sold		2,420,000
Fund shares sold		1,083,387
Dividends		183,971
Due from investment adviser		2,627
Prepaid expenses	+	18,067
Total assets		308,737,506
Liabilities
Payables:
Investments bought		2,999,836
Fund shares redeemed		211,360
Accrued expenses	+	56,278
Total liabilities		3,267,474
Net Assets
Total assets		308,737,506
Total liabilities	–	3,267,474
Net assets		$305,470,032
Net Assets by Source
Capital received from investors		263,802,473
Net investment income not yet distributed		1,469,990
Net realized capital gains		11,660,843
Net unrealized capital appreciation		28,536,726

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$305,470,032		19,839,313		$15.40

See financial notes    11

Schwab Balanced Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$2,860,030
Expenses
Shareholder reports		48,518
Professional fees		33,294
Transfer agent fees		28,200
Registration fees		27,086
Portfolio accounting fees		19,246
Independent trustees' fees		7,945
Custodian fees		3,252
Proxy fees		2,895
Other expenses	+	6,300
Total expenses		176,736
Expense reduction by CSIM	–	173,841
Net expenses	–	2,895
Net investment income		2,857,135
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		15,711,636
Net realized gains on sales of affiliated underlying funds		674,481
Net realized gains on unaffiliated issuers	+	701
Net realized gains		16,386,818
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(9,772,217)
Net realized and unrealized gains		6,614,601
Increase in net assets resulting from operations		$9,471,736
12    See financial notes

Schwab Balanced Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$2,857,135	$2,038,921
Net realized gains		16,386,818	9,604,665
Net change in unrealized appreciation (depreciation)	+	(9,772,217)	7,261,754
Increase in net assets from operations		9,471,736	18,905,340
Distributions to Shareholders
Distributions from net investment income		(4,612,433)	(2,313,152)
Distributions from net realized gains	+	(5,780,880)	—
Total distributions		($10,393,313)	($2,313,152)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,167,626	$139,981,488	5,653,883	$82,981,901
Shares reinvested		628,361	9,532,242	147,616	2,143,378
Shares redeemed	+	(2,913,119)	(44,685,668)	(4,387,683)	(64,959,175)
Net transactions in fund shares		6,882,868	$104,828,062	1,413,816	$20,166,104
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,956,445	$201,563,547	11,542,629	$164,805,255
Total increase	+	6,882,868	103,906,485	1,413,816	36,758,292
End of period		19,839,313	$305,470,032	12,956,445	$201,563,547
Net investment income not yet distributed			$1,469,990		$1,157,827
See financial notes    13

Schwab Balanced Fund
Financial Notes
1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab Balanced Fund	Schwab Target 2015 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2020 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2025 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2030 Fund
Schwab International Index Fund®	Schwab Target 2035 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2040 Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2045 Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2050 Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2055 Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental US Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund™	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund™	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund™	Schwab ® Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund™	Schwab ® Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund™	Schwab ® Monthly Income Fund - Maximum Payout
Schwab ® International Core Equity Fund

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange-traded funds (ETFs). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.
The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
14

Schwab Balanced Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of October 31, 2015 are disclosed in the Portfolio Holdings.
15

Schwab Balanced Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
16

Schwab Balanced Fund
Financial Notes (continued)
3. Risk Factors (continued):
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.
Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—small-cap stocks, for instance—an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund's share price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
17

Schwab Balanced Fund
Financial Notes (continued)
3. Risk Factors (continued):
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund's investment in a single country or a limited number of countries represents a large percentage of the underlying fund's assets, the underlying fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other
18

Schwab Balanced Fund
Financial Notes (continued)
3. Risk Factors (continued):
bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•   Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of October 31, 2015, the Schwab Balanced Fund's ownership percentages of other related funds' shares are:
Laudus U.S. Large Cap Growth Fund	2.1%
Schwab Core Equity Fund	4.5%
Laudus Small-Cap MarketMasters Fund, Select Shares	18.7%
Schwab Intermediate-Term Bond Fund	10.2%
Schwab Total Bond Market Fund	5.8%
19

Schwab Balanced Fund
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended October 31, 2015.
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Laudus U.S. Large Cap Growth Fund	1,558,414	1,220,994	(167,970)	2,611,438	$46,300,784	$331,037	$5,497,424
Schwab Core Equity Fund	2,825,465	1,939,764	(124,591)	4,640,638	107,198,741	236,223	10,739,887
Laudus Small-Cap MarketMasters Fund, Select Shares	1,100,759	720,031	(28,979)	1,791,811	31,768,809	61,013	471,110
Schwab Intermediate-Term Bond Fund	2,355,024	1,278,998	(129,497)	3,504,525	35,781,196	6,213	565,302
Schwab Total Bond Market Fund	5,061,757	3,335,188	(497,920)	7,899,025	74,961,752	39,995	1,297,943
Total					$296,011,282	$674,481	$18,571,666
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
During the period, the Schwab Balanced Fund received a reimbursement payment of $644 related to state filing fees resulting from revised calculation methodologies being applied on sales of the fund's shares in prior periods.
During the periods under which the expense was incurred, the fund was operating above its expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM, it was reimbursed to the adviser. The fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
During the period prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
20

Schwab Balanced Fund
Financial Notes (continued)
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$122,157,171	$12,565,000
8. Redemption Fee:
The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
$46,338	$8,259
9. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,140,089
Undistributed long-term capital gains	13,647,526
Unrealized appreciation on investments	26,077,218
Unrealized depreciation on investments	(197,274)
Net unrealized appreciation (depreciation)	$25,879,944
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the fund had no capital loss carryforwards.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$4,612,433
Long-term capital gains	5,780,880
Return of capital	—
Prior period distributions
Ordinary income	$2,313,152
Long-term capital gains	—
Return of capital	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	2,067,461
Net realized capital gains (losses)	(2,067,461)
21

Schwab Balanced Fund
Financial Notes (continued)
9. Federal Income Taxes (continued):
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.
10. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
22

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Balanced Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Balanced Fund (one of the funds constituting Schwab Capital Trust, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at October 31, 2015 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015
23

Other Federal Tax Information (unaudited)
For corporate shareholders, 26.78% of the fund's dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction.
For the fiscal year ended October 31, 2015, the fund designates $1,264,878 of the dividend distributions as qualified dividends for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $5,780,880 as long-term capital gain dividends for the fiscal year ended October 31, 2015.
24

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreement) with respect to the existing funds in the Trust, including Schwab Balanced Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate
25

indices/ benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep the Fund’s expense cap for so long as CSIM serves as the adviser to the Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
26

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust prior to January 1, 2016, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
27

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
29

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index  A custom blended index developed by CSIM that effective August 1, 2013 is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Barclays U.S. Aggregate Bond Index, 12% Barclays U.S. Aggregate Intermediate Bond Index and 3% Barclays U.S. Treasury Bills: 1 – 3 Months Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Aggregate Intermediate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
30

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
31

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
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Schwab Target 2015 Fund
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Schwab Short-Term Bond Market Fund™
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
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Annual report dated October 31, 2015, enclosed.
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
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Balanced Portfolio™
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Conservative Portfolio™
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Schwab MarketTrack Portfolios®
Annual Report
October 31, 2015
Schwab MarketTrack
All Equity Portfolio
Schwab MarketTrack
Growth Portfolio
Schwab MarketTrack
Balanced Portfolio
Schwab MarketTrack
Conservative Portfolio

This page is intentionally left blank.

Schwab MarketTrack Portfolios®
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	0.36%
All Equity Composite Index	1.41%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 6-7

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	0.95%
Growth Composite Index	1.82%
Fund Category: Morningstar Aggressive Allocation	-0.21%
Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	1.10%
Balanced Composite Index	1.94%
Fund Category: Morningstar Moderate Allocation	0.61%
Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	1.23%
Conservative Composite Index	1.99%
Fund Category: Morningstar Conservative Allocation	-0.77%
Performance Details	pages 12-13

Minimum Initial Investment[1]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Portfolio expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a portfolio's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab MarketTrack Portfolios

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. Our MarketTrack Portfolios offer diversification across major segments of the U.S. and international equity markets, in addition to bond exposure in select portfolios. Effective December 1, 2014, the portfolios added international small-cap equity and emerging markets equity as dedicated asset classes, and also began investing in certain Schwab Fundamental Index Funds. Each portfolio combines Fundamental Index® and market-cap weighted index strategies, plus asset allocation, into a single portfolio by investing in a combination of other funds.
For the 12-month reporting period ended October 31, 2015, the portfolios generated positive returns, but underperformed their comparative indexes. These returns reflected moderate positive performance by some of the underlying investment strategies.
Despite market volatility later in the period which was stimulated by concerns about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. The bond market generated modest returns amid the low interest rate environment, relatively stable credit conditions and limited inflation. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index returned 2.0%
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited is for the MSCI EAFE Index (Net), which is calculated net of foreign withholding taxes.
Schwab MarketTrack Portfolios3

From the President continued

For the 12-month reporting period ended October 31, 2015, the portfolios generated positive returns, but underperformed their comparative indexes.

Outside the U.S., turbulence in Greece, China, and select emerging markets translated into challenges that reduced returns in U.S. dollar terms. Meanwhile, lackluster global economic growth led to differences in central bank policies, particularly between those of the U.S., Japan, and the euro zone. This caused foreign currencies to depreciate versus the U.S. dollar, particularly among emerging markets, thereby reducing returns in U.S. dollar terms. As a result, the MSCI EAFE Index, which broadly represents the performance of international stocks, returned -0.1%.1
For more information about the Schwab MarketTrack Portfolios, please continue reading this report In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
4Schwab MarketTrack Portfolios

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab MarketTrack Portfolios5

Schwab MarketTrack All Equity Portfolio
The Schwab MarketTrack All Equity Portfolio (the portfolio) seeks high capital growth through an all-stock portfolio. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation is 100% in stock investments, with certain percentages for different segments of the stock market. For the 12-month reporting period ended October 31, 2015, the portfolio remained close to the target allocations of 45% in U.S. large-cap, 30% in international, and 25% in U.S. small-cap stocks. The portfolio invests mainly in other Schwab Funds including index funds, which seek to track the total returns of various market indices. For more information concerning the portfolio’s investment objective, strategies, and risks, please see the portfolio’s prospectus.
Market Highlights. Large-cap U.S. stocks posted modest gains for the 12-month reporting period on mixed economic signals. Interest rates remained low, but economic growth was weaker than expected. The S& P 500 Index returned 5.2%. Small-cap U.S. stocks underperformed by comparison, with the Russell 2000 Index returning 0.3%. Outside the U.S., economic growth was weak, particularly in China, which weighed on markets around the globe. Declining energy and metals prices also dampened equity returns worldwide, and market volatility spiked dramatically in August. Developed international equities, as measured by the MSCI EAFE Index (Net), returned -0.1% for the period. Emerging markets were particularly hard hit, with the MSCI Emerging Markets Index (Net) returning -14.5% for the reporting period. The U.S. dollar was strong as compared to a number of foreign currencies, reducing returns of international investments in U.S. dollar terms. Against this backdrop, the U.S. Federal Reserve continued to push back the timing of its widely anticipated interest rate hike.
Performance. For the 12-month reporting period ended October 31, 2015, the portfolio returned 0.36%. The portfolio’s internally calculated comparative index, the All Equity Composite Index (the composite index), returned 1.41%.
Positioning and Strategies. Over the reporting period, the portfolio’s asset allocations were broadly in line with those of the composite index. During the period, the portfolio added exposure to several fundamentally weighted indexes to diversify its underlying index funds.
The portfolio’s international equity exposure generally detracted from both total return and relative performance, although two of the portfolio’s holdings contributed positively to total return. With emerging markets particularly hard-hit for the reporting period, the Schwab Fundamental Emerging Markets Large Company Index Fund returned -11.9% since its inclusion, detracting both from the portfolio’s total return and its relative performance. The Schwab International Index Fund, which returned -1.5% and underperformed its comparative index, also dragged on both total return and relative performance. The Schwab Fundamental International Large Company Index Fund and the Schwab Fundamental International Small Company Index both underperformed their respective comparative indices, dragging on relative performance, but added to the portfolio’s total return.
The portfolio’s U.S. equity exposures all contributed positively to the portfolio’s total return for the period, but its large-cap positions slightly underperformed their comparative indices, detracting from relative performance. The largest contribution to total return came from the Schwab S&P 500 Index Fund, which returned 5.1%, followed by the Schwab Fundamental US Large Company Index Fund, which returned 2.4% since its inclusion. Among U.S. small-cap stocks, the Schwab Fundamental US Small Company Index Fund was the strongest performer, returning 1.8% since its inclusion. The Schwab Small-Cap Index Fund contributed modestly, returning 0.4%.
As of 10/31/15:
Statistics
Number of Holdings	9
Portfolio Turnover Rate	42%
Asset Class Weightings % of Investments
Equity Funds – Large-Cap	45.4%
Equity Funds – International	29.4%
Equity Funds – Small-Cap	24.9%
Short-Term Investments	0.3%
Total	100.0%
Top Holdings % of Net Assets[1,2]
Schwab S&P 500 Index Fund	31.8%
Schwab Small-Cap Index Fund	17.4%
Schwab International Index Fund	13.8%
Schwab Fundamental US Large Company Index Fund	13.5%
Schwab Fundamental US Small Company Index Fund	7.5%
Schwab Fundamental International Large Company Index Fund	6.0%
Schwab Fundamental International Small Company Index Fund	5.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	4.5%
Total	99.5%
Management views and portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
[2]	The holdings listed exclude any temporary liquidity investments.
6Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and Inception Date	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack All Equity Portfolio (5/19/98)	0.36%	10.12%	6.26%
All Equity Composite Index	1.41%	10.69%	6.63%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratios3: 0.64%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.23%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab MarketTrack Portfolios7

Schwab MarketTrack Growth Portfolio
The Schwab MarketTrack Growth Portfolio (the portfolio) seeks high capital growth with less volatility than an all-stock portfolio. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond, and cash investments. For the 12-month reporting period ended October 31, 2015, the portfolio remained close to the target allocations of 80% equity, 15% fixed income, and 5% cash and cash equivalents. The portfolio invests mainly in other Schwab Funds including index funds, which seek to track the total returns of various market indices. For more information concerning the portfolio’s investment objective, strategies, and risks, please see the portfolio’s prospectus.
Market Highlights. Large-cap U.S. stocks posted modest gains for the 12-month reporting period on mixed economic signals. Interest rates remained low, but economic growth was weaker than expected. The S& P 500 Index returned 5.2%. Small-cap U.S. stocks underperformed by comparison, with the Russell 2000 Index returning 0.3%. Outside the U.S., economic growth was weak, particularly in China, which weighed on markets around the globe. Declining energy and metals prices also dampened equity returns worldwide, and market volatility spiked dramatically in August. Developed international equities, as measured by the MSCI EAFE Index (Net), returned -0.1% for the period. Emerging markets were particularly hard hit, with the MSCI Emerging Markets Index (Net) returning -14.5% for the reporting period. The U.S. dollar was strong as compared to a number of foreign currencies, reducing returns of international investments in U.S. dollar terms. Against this backdrop, the U.S. Federal Reserve continued to push back the timing of its widely anticipated interest rate hike. The Barclays U.S. Aggregate Bond Index returned 2.0% for the period.
Performance. For the 12-month reporting period ended October 31, 2015, the portfolio returned 0.95%. The portfolio’s internally calculated comparative index, the Growth Composite Index (the composite index), returned 1.82%.
Positioning and Strategies. Over the reporting period, the portfolio’s asset allocations were broadly in line with those of the composite index. During the period, the portfolio added exposure to several fundamentally weighted indexes to diversify its underlying index funds.
The portfolio’s international equity exposure generally detracted from both total return and relative performance, although two of the portfolio’s holdings contributed positively to total return. With emerging markets particularly hard-hit for the reporting period, the Schwab Fundamental Emerging Markets Large Company Index Fund returned -11.9% since its inclusion, detracting both from the portfolio’s total return and its relative performance. The Schwab International Index Fund, which returned -1.5% and underperformed its comparative index, also dampened both total return and relative performance. The Schwab Fundamental International Large Company Index Fund and the Schwab Fundamental International Small Company Index both underperformed their respective comparative indices, dragging on relative performance, but added to the portfolio’s total return.
The portfolio’s U.S. equity exposures all contributed positively to the portfolio’s total return for the period, but its large-cap positions slightly underperformed their comparative indices, detracting from relative performance. The largest contribution to total return came from the Schwab S&P 500 Index Fund, the portfolio’s largest position, which returned 5.1%, followed by the Schwab Fundamental US Large Company Index Fund, which returned 2.4% since its inclusion. Among U.S. small-cap stocks, the Schwab Fundamental US Small Company Index Fund was the strongest performer, returning 1.8% since its inclusion. The Schwab Small-Cap Index Fund contributed modestly, returning 0.4%.
The fixed income allocation generated a positive return that contributed to the portfolio’s total return, with the Schwab Total Bond Market Fund returning 1.7%. On a relative basis, however, the fund slightly underperformed the composite index’s U.S. fixed income allocation component, the Barclays U.S. Aggregate Bond Index, which returned 2.0%.
As of 10/31/15:
Statistics
Number of Holdings	14
Portfolio Turnover Rate	36%
Asset Class Weightings % of Investments
Equity Funds – Large-Cap	40.1%
Equity Funds – Small-Cap	20.1%
Equity Funds – International	19.8%
Fixed-Income Funds – Intermediate-Term Bond	15.0%
Short-Term Investments	3.5%
Money Market Funds	1.5%
Total	100.0%
Top Holdings % of Net Assets[1,2]
Schwab S&P 500 Index Fund	28.1%
Schwab Total Bond Market Fund	15.0%
Schwab Small-Cap Index Fund	14.1%
Schwab Fundamental US Large Company Index Fund	12.0%
Schwab International Index Fund	9.5%
Schwab Fundamental US Small Company Index Fund	6.0%
Schwab Fundamental International Large Company Index Fund	4.1%
Schwab Fundamental International Small Company Index Fund	3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	2.9%
Schwab Value Advantage Money Fund, Ultra Shares	1.5%
Total	96.5%
Management views and portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
[2]	The holdings listed exclude any temporary liquidity investments.
8Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and Inception Date	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Growth Portfolio (11/20/95)	0.95%	9.02%	5.95%
Growth Composite Index	1.82%	9.51%	6.46%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Aggressive Allocation	-0.21%	8.30%	5.50%
Fund Expense Ratios3: 0.64%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.23%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab MarketTrack Portfolios9

Schwab MarketTrack Balanced Portfolio
The Schwab MarketTrack Balanced Portfolio (the portfolio) seeks both capital growth and income. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond, and cash investments. For the 12-month reporting period ended October 31, 2015, the portfolio remained close to the target allocations of 60% equity, 35% fixed income, and 5% cash and cash equivalents. The portfolio invests mainly in other Schwab Funds including index funds, which seek to track the total returns of various market indices. For more information concerning the portfolio’s investment objective, strategies, and risks, please see the portfolio’s prospectus.
Market Highlights. Large-cap U.S. stocks posted modest gains for the 12-month reporting period on mixed economic signals. Interest rates remained low, but economic growth was weaker than expected. The S& P 500 Index returned 5.2%. Small-cap U.S. stocks underperformed by comparison, with the Russell 2000 Index returning 0.3%. Outside the U.S., economic growth was weak, particularly in China, which weighed on markets around the globe. Declining energy and metals prices also dampened equity returns worldwide, and market volatility spiked dramatically in August. Developed international equities, as measured by the MSCI EAFE Index (Net), returned -0.1% for the period. Emerging markets were particularly hard hit, with the MSCI Emerging Markets Index (Net) returning -14.5% for the reporting period. The U.S. dollar was strong as compared to a number of foreign currencies, reducing returns of international investments in U.S. dollar terms. Against this backdrop, the U.S. Federal Reserve continued to push back the timing of its widely anticipated interest rate hike. The Barclays U.S. Aggregate Bond Index returned 2.0% for the period.
Performance. For the 12-month reporting period ended October 31, 2015, the portfolio returned 1.10%. The portfolio’s internally calculated comparative index, the Balanced Composite Index (the composite index), returned 1.94%.
Positioning and Strategies. Over the reporting period, the portfolio’s asset allocations were broadly in line with those of the composite index. During the period, the portfolio added exposure to several fundamentally weighted indexes to diversify its underlying index funds.
The portfolio’s international equity exposure generally detracted from both total return and relative performance, although two of the portfolio’s holdings contributed positively to total return. With emerging markets particularly hard-hit for the reporting period, the Schwab Fundamental Emerging Markets Large Company Index Fund returned -11.9% since its inclusion, detracting both from the portfolio’s total return and its relative performance. The Schwab International Index Fund, which returned -1.5% and underperformed its comparative index, also dampened both total return and relative performance. The Schwab Fundamental International Large Company Index Fund and the Schwab Fundamental International Small Company Index both underperformed their respective comparative indices, dragging on relative performance, but added to the portfolio’s total return.
The portfolio’s U.S. equity exposures all contributed positively to the portfolio’s total return for the period, but its large-cap positions slightly underperformed their comparative indices, detracting from relative returns. The largest contribution to total return came from the Schwab S&P 500 Index Fund, which returned 5.1%, followed by the Schwab Fundamental US Large Company Index Fund, which returned 2.4% since its inclusion. Among U.S. small-cap stocks, the Schwab Fundamental US Small Company Index Fund was the strongest performer, returning 1.8% since its inclusion. The Schwab Small-Cap Index Fund contributed modestly, returning 0.4%.
The fixed income allocation generated a positive return that contributed to the portfolio’s total return, with the Schwab Total Bond Market Fund, the portfolio’s largest position, returning 1.7%. On a relative basis, however, the fund slightly underperformed the composite index’s U.S. fixed income allocation component, the Barclays U.S. Aggregate Bond Index, which returned 2.0%.
As of 10/31/15:
Statistics
Number of Holdings	14
Portfolio Turnover Rate	36%
Asset Class Weightings % of Investments
Fixed-Income Funds – Intermediate-Term Bond	35.0%
Equity Funds – Large-Cap	30.1%
Equity Funds – Small-Cap	15.1%
Equity Funds – International	14.8%
Short-Term Investments	3.4%
Money Market Funds	1.6%
Total	100.0%
Top Holdings % of Net Assets[1,2]
Schwab Total Bond Market Fund	35.0%
Schwab S&P 500 Index Fund	21.1%
Schwab Small-Cap Index Fund	10.6%
Schwab Fundamental US Large Company Index Fund	9.0%
Schwab International Index Fund	7.2%
Schwab Fundamental US Small Company Index Fund	4.5%
Schwab Fundamental International Large Company Index Fund	3.0%
Schwab Fundamental International Small Company Index Fund	2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	2.1%
Schwab Value Advantage Money Fund, Ultra Shares	1.6%
Total	96.6%
Management views and portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
[2]	The holdings listed exclude any temporary liquidity investments.
10Schwab MarketTrack Portfolios

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and Inception Date	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Balanced Portfolio (11/20/95)	1.10%	7.41%	5.30%
Balanced Composite Index	1.94%	7.93%	6.15%
S&P 500® Index	5.20%	14.33%	7.85%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.72%
Fund Category: Morningstar Moderate Allocation	0.61%	7.75%	5.74%
Fund Expense Ratios3: 0.65%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.24%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab MarketTrack Portfolios11

Schwab MarketTrack Conservative Portfolio
The Schwab MarketTrack Conservative Portfolio (the portfolio) seeks income and more growth potential than an all-bond portfolio. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond, and cash investments. For the 12-month reporting period ended October 31, 2015, the portfolio remained close to the target allocations of 55% fixed income, 40% equity, and 5% cash and cash equivalents. The portfolio invests mainly in other Schwab Funds including index funds, which seek to track the total returns of various market indices. For more information concerning the portfolio’s investment objective, strategies, and risks, please see the portfolio’s prospectus.
Market Highlights. Large-cap U.S. stocks posted modest gains for the 12-month reporting period on mixed economic signals. Interest rates remained low, but economic growth was weaker than expected. The S& P 500 Index returned 5.2%. Small-cap U.S. stocks underperformed by comparison, with the Russell 2000 Index returning 0.3%. Outside the U.S., economic growth was weak, particularly in China, which weighed on markets around the globe. Declining energy and metals prices also dampened equity returns worldwide, and market volatility spiked dramatically in August. Developed international equities, as measured by the MSCI EAFE Index (Net), returned -0.1% for the period. Emerging markets were particularly hard hit, with the MSCI Emerging Markets Index (Net) returning -14.5% for the reporting period. The U.S. dollar was strong as compared to a number of foreign currencies, reducing returns of international investments in U.S. dollar terms. Against this backdrop, the U.S. Federal Reserve continued to push back the timing of its widely anticipated interest rate hike. The Barclays U.S. Aggregate Bond Index returned 2.0% for the period.
Performance. For the 12-month reporting period ended October 31, 2015, the portfolio returned 1.23%. The portfolio’s internally calculated comparative index, the Conservative Composite Index (the composite index), returned 1.99%.
Positioning and Strategies. Over the reporting period, the portfolio’s asset allocations were broadly in line with those of the composite index. During the period, the portfolio added exposure to several fundamentally weighted indexes to diversify its underlying index funds.
The portfolio’s international equity exposure generally detracted from both total return and relative performance, although two of the portfolio’s holdings contributed positively to total return. With emerging markets particularly hard-hit for the reporting period, the Schwab Fundamental Emerging Markets Large Company Index Fund returned -11.9% since its inclusion, detracting both from the portfolio’s total return and its relative performance. The Schwab International Index Fund, which returned -1.5% and underperformed its comparative index, also dampened both total return and relative performance. The Schwab Fundamental International Large Company Index Fund and the Schwab Fundamental International Small Company Index both underperformed their respective comparative indices, dragging on relative performance, but added to the portfolio’s total return.
The portfolio’s U.S. equity exposures all contributed positively to the portfolio’s total return for the period, but its large-cap positions slightly underperformed their comparative indices, detracting from relative returns. The largest contribution to total return came from the Schwab S&P 500 Index Fund, which returned 5.1%, followed by the Schwab Fundamental US Large Company Index Fund, which returned 2.4% since its inclusion. Among U.S. small-cap stocks, the Schwab Fundamental US Small Company Index Fund was the strongest performer, returning 1.8% since its inclusion. The Schwab Small-Cap Index Fund contributed modestly, returning 0.4%.
The fixed income allocation generated a positive return that contributed to the portfolio’s total return, with the Schwab Total Bond Market Fund, the portfolio’s largest position, returning 1.7%. On a relative basis, however, the fund slightly underperformed the composite index’s U.S. fixed income allocation component, the Barclays U.S. Aggregate Bond Index, which returned 2.0%.
As of 10/31/15:
Statistics
Number of Holdings	14
Portfolio Turnover Rate	24%
Asset Class Weightings % of Investments
Fixed-Income Funds – Intermediate-Term Bond	55.1%
Equity Funds – Large-Cap	20.1%
Equity Funds – Small-Cap	10.1%
Equity Funds – International	9.8%
Short-Term Investments	3.4%
Money Market Funds	1.5%
Total	100.0%
Top Holdings % of Net Assets[1,2]
Schwab Total Bond Market Fund	55.0%
Schwab S&P 500 Index Fund	14.1%
Schwab Small-Cap Index Fund	7.1%
Schwab Fundamental US Large Company Index Fund	6.0%
Schwab International Index Fund	4.8%
Schwab Fundamental US Small Company Index Fund	3.0%
Schwab Fundamental International Large Company Index Fund	2.0%
Schwab Fundamental International Small Company Index Fund	1.7%
Schwab Value Advantage Money Fund, Ultra Shares	1.6%
Schwab Fundamental Emerging Markets Large Company Index Fund	1.3%
Total	96.6%
Management views and portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
[2]	The holdings listed exclude any temporary liquidity investments.
12Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and Inception Date	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Conservative Portfolio (11/20/95)	1.23%	5.70%	4.55%
Conservative Composite Index	1.99%	6.30%	5.72%
S&P 500® Index	5.20%	14.33%	7.85%
Barclays U.S. Aggregate Bond Index	1.96%	3.03%	4.72%
Fund Category: Morningstar Conservative Allocation	-0.77%	5.02%	4.59%
Fund Expense Ratios3: 0.70%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.26%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab MarketTrack Portfolios13

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Schwab MarketTrack All Equity Portfolio
Actual Return	0.42%	$1,000.00	$ 959.40	$ 2.07
Hypothetical 5% Return	0.42%	$1,000.00	$1,023.08	$ 2.14
Schwab MarketTrack Growth Portfolio
Actual Return	0.41%	$1,000.00	$ 970.90	$ 2.04
Hypothetical 5% Return	0.41%	$1,000.00	$ 1,023.13	$2.09
Schwab MarketTrack Balanced Portfolio
Actual Return	0.41%	$1,000.00	$ 977.40	$ 2.04
Hypothetical 5% Return	0.41%	$1,000.00	$ 1,023.13	$2.09
Schwab MarketTrack Conservative Portfolio
Actual Return	0.42%	$1,000.00	$ 983.90	$ 2.10
Hypothetical 5% Return	0.42%	$1,000.00	$1,023.08	$ 2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolios invest are not included in this ratio.
[2]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
14Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$17.17	$15.99	$12.79	$11.52	$11.30
Income (loss) from investment operations:
Net investment income (loss)	0.29 [1]	0.21	0.27	0.25	0.16
Net realized and unrealized gains (losses)	(0.23)	1.24	3.27	1.02	0.27
Total from investment operations	0.06	1.45	3.54	1.27	0.43
Less distributions:
Distributions from net investment income	(0.23)	(0.27)	(0.34)	—	(0.21)
Net asset value at end of period	$17.00	$17.17	$15.99	$12.79	$11.52
Total return	0.36%	9.12%	28.37%	11.02%	3.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.42% [3]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[2]	0.43% [3]	0.51%	0.52%	0.54%	0.53%
Net investment income (loss)	1.67%	1.24%	1.84%	1.93%	1.37%
Portfolio turnover rate	42% [4]	9%	6%	6%	12%
Net assets, end of period (x 1,000,000)	$578	$621	$586	$475	$476

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio. (See financial note 4)
4
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
See financial notes    15

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	422,251,512	574,715,933
0.4%	Short-Term Investment	1,988,106	1,988,106
99.9%	Total Investments	424,239,618	576,704,039
0.1%	Other Assets and Liabilities, Net		841,113
100.0%	Net Assets		577,545,152

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets
Equity Funds 99.5%
International 29.3%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,907,265	26,061,460
Schwab Fundamental International Large Company Index Fund (a)	4,235,560	34,689,239
Schwab Fundamental International Small Company Index Fund (a)	2,571,858	28,933,405
Schwab International Index Fund (a)	4,318,720	79,853,140
		169,537,244
Security	Number of Shares	Value ($)
Large-Cap 45.3%
Schwab Fundamental US Large Company Index Fund (a)	5,149,167	77,958,384
Schwab S&P 500 Index Fund (a)	5,562,139	183,550,585
		261,508,969
Small-Cap 24.9%
Schwab Fundamental US Small Company Index Fund (a)	3,391,816	43,483,075
Schwab Small-Cap Index Fund (a)	3,810,827	100,186,645
		143,669,720
Total Other Investment Companies
(Cost $422,251,512)		574,715,933
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Nordea Bank
0.03%, 11/02/15	1,988,106	1,988,106
Total Short-Term Investment
(Cost $1,988,106)		1,988,106

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $435,325,553 and the unrealized appreciation and depreciation were $144,680,311 and ($3,301,825), respectively, with a net unrealized appreciation of $141,378,486.
(a)	Issuer is affiliated with the fund's investment adviser.

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$574,715,933	$—	$—	$574,715,933
Short-Term Investment[1]	—	1,988,106	—	1,988,106
Total	$574,715,933	$1,988,106	$—	$576,704,039
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
16    See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $422,251,512)		$574,715,933
Investments in unaffiliated issuers, at value (cost $1,988,106)	+	1,988,106
Total investments, at value (cost $424,239,618)		576,704,039
Receivables:
Investments sold		1,990,000
Fund shares sold		171,880
Prepaid expenses	+	19,412
Total assets		578,885,331
Liabilities
Payables:
Investments bought		970,000
Investment adviser and administrator fees		12,408
Shareholder service fees		23,438
Fund shares redeemed		264,847
Accrued expenses	+	69,486
Total liabilities		1,340,179
Net Assets
Total assets		578,885,331
Total liabilities	–	1,340,179
Net assets		$577,545,152
Net Assets by Source
Capital received from investors		386,638,052
Net investment income not yet distributed		10,705,994
Net realized capital gains		27,736,685
Net unrealized capital appreciation		152,464,421

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$577,545,152		33,976,269		$17.00

See financial notes    17

Schwab MarketTrack All Equity Portfolio
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$12,651,936
Interest	+	759
Total investment income		12,652,695
Expenses
Investment adviser and administrator fees		838,432
Shareholder service fees		1,469,593
Shareholder reports		97,638
Transfer agent fees		35,751
Professional fees		32,571
Portfolio accounting fees		25,861
Registration fees		19,264
Custodian fees		12,891
Independent trustees' fees		9,744
Proxy fees		9,162
Other expenses	+	26,423
Total expenses		2,577,330
Expense reduction by CSIM and its affiliates	–	35,751
Net expenses	–	2,541,579
Net investment income		10,111,116
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		8,408,971
Net realized gains on sales of affiliated underlying funds		63,851,752
Net realized gains on unaffiliated issuers	+	14
Net realized gains		72,260,737
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(79,060,989)
Net realized and unrealized losses		(6,800,252)
Increase in net assets resulting from operations		$3,310,864
18    See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$10,111,116	$7,579,810
Net realized gains		72,260,737	16,907,766
Net change in unrealized appreciation (depreciation)	+	(79,060,989)	28,397,026
Increase in net assets from operations		3,310,864	52,884,602
Distributions to Shareholders
Distributions from net investment income		($8,349,307)	($9,729,315)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,446,540	$58,886,736	3,783,484	$62,639,443
Shares reinvested		449,055	7,719,249	553,923	9,089,878
Shares redeemed	+	(6,085,680)	(104,963,000)	(4,817,645)	(80,084,457)
Net transactions in fund shares		(2,190,085)	($38,357,015)	(480,238)	($8,355,136)
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,166,354	$620,940,610	36,646,592	$586,140,459
Total increase or decrease	+	(2,190,085)	(43,395,458)	(480,238)	34,800,151
End of period		33,976,269	$577,545,152	36,166,354	$620,940,610
Net investment income not yet distributed			$10,705,994		$8,345,966
See financial notes    19

Schwab MarketTrack Growth Portfolio
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$23.20	$21.67	$18.08	$16.85	$16.35
Income (loss) from investment operations:
Net investment income (loss)	0.34 [1]	0.27	0.34	0.30	0.24
Net realized and unrealized gains (losses)	(0.12)	1.57	3.60	1.35	0.51
Total from investment operations	0.22	1.84	3.94	1.65	0.75
Less distributions:
Distributions from net investment income	(0.35)	(0.31)	(0.35)	(0.42)	(0.25)
Distributions from net realized gains	(0.39)	—	—	—	—
Total distributions	(0.74)	(0.31)	(0.35)	(0.42)	(0.25)
Net asset value at end of period	$22.68	$23.20	$21.67	$18.08	$16.85
Total return	0.95%	8.55%	22.14%	10.03%	4.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.42% [3]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[2]	0.42% [3]	0.51%	0.52%	0.53%	0.52%
Net investment income (loss)	1.50%	1.20%	1.71%	1.78%	1.39%
Portfolio turnover rate	36% [4]	7%	9%	9%	17%
Net assets, end of period (x 1,000,000)	$716	$734	$680	$566	$562

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio. (See financial note 4)
4
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
20    See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
96.5%	Other Investment Companies	477,117,557	691,131,922
3.5%	Short-Term Investments	24,767,947	24,767,947
100.0%	Total Investments	501,885,504	715,899,869
(0.0%)	Other Assets and Liabilities, Net		(20,064)
100.0%	Net Assets		715,879,805

Security	Number of Shares	Value ($)
Other Investment Companies 96.5% of net assets
Equity Funds 80.0%
International 19.8%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,155,206	21,045,225
Schwab Fundamental International Large Company Index Fund (a)	3,543,745	29,023,268
Schwab Fundamental International Small Company Index Fund (a)	2,129,293	23,954,549
Schwab International Index Fund (a)	3,668,131	67,823,748
		141,846,790
Large-Cap 40.1%
Schwab Fundamental US Large Company Index Fund (a)	5,666,998	85,798,350
Schwab S&P 500 Index Fund (a)	6,100,571	201,318,830
		287,117,180
Small-Cap 20.1%
Schwab Fundamental US Small Company Index Fund (a)	3,358,509	43,056,083
Schwab Small-Cap Index Fund (a)	3,838,509	100,914,407
		143,970,490
		572,934,460
Security	Number of Shares	Value ($)
Fixed-Income Fund 15.0%
Intermediate-Term Bond 15.0%
Schwab Total Bond Market Fund (a)	11,289,832	107,140,508
Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Ultra Shares 0.11% (a)(b)	11,056,954	11,056,954
Total Other Investment Companies
(Cost $477,117,557)		691,131,922
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.5% of net assets
Time Deposits 3.5%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 11/02/15	3,253,708	3,253,708
Barclays Capital, Inc.
0.03%, 11/02/15	7,171,413	7,171,413
JPMorgan Chase Bank
0.03%, 11/02/15	7,171,413	7,171,413
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	7,171,413	7,171,413
Total Short-Term Investments
(Cost $24,767,947)		24,767,947

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $505,019,660 and the unrealized appreciation and depreciation were $213,644,637 and ($2,764,428), respectively, with a net unrealized appreciation of $210,880,209.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

See financial notes    21

Schwab MarketTrack Growth Portfolio
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$691,131,922	$—	$—	$691,131,922
Short-Term Investments[1]	—	24,767,947	—	24,767,947
Total	$691,131,922	$24,767,947	$—	$715,899,869
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
22    See financial notes

Schwab MarketTrack Growth Portfolio
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $477,117,557)		$691,131,922
Investments in unaffiliated issuers, at value (cost $24,767,947)	+	24,767,947
Total investments, at value (cost $501,885,504)		715,899,869
Receivables:
Investments sold		5,180,000
Fund shares sold		358,440
Dividends		192,995
Interest		41
Prepaid expenses	+	17,820
Total assets		721,649,165
Liabilities
Payables:
Investments bought		5,538,544
Investment adviser and administrator fees		15,320
Shareholder service fees		29,339
Fund shares redeemed		116,444
Accrued expenses	+	69,713
Total liabilities		5,769,360
Net Assets
Total assets		721,649,165
Total liabilities	–	5,769,360
Net assets		$715,879,805
Net Assets by Source
Capital received from investors		427,390,911
Distributions in excess of net investment income		(522,853)
Net realized capital gains		74,997,382
Net unrealized capital appreciation		214,014,365

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$715,879,805		31,568,642		$22.68

See financial notes    23

Schwab MarketTrack Growth Portfolio
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$14,101,048
Interest	+	7,672
Total investment income		14,108,720
Expenses
Investment adviser and administrator fees		1,018,902
Shareholder service fees		1,798,542
Shareholder reports		95,187
Transfer agent fees		36,200
Professional fees		33,446
Portfolio accounting fees		27,773
Registration fees		21,591
Custodian fees		14,757
Independent trustees' fees		10,364
Proxy fees		8,866
Other expenses	+	31,617
Total expenses		3,097,245
Expense reduction by CSIM and its affiliates	–	36,200
Net expenses	–	3,061,045
Net investment income		11,047,675
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		8,055,089
Net realized gains on sales of affiliated underlying funds		72,003,827
Net realized gains on unaffiliated issuers	+	9,995
Net realized gains		80,068,911
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(84,004,658)
Net realized and unrealized losses		(3,935,747)
Increase in net assets resulting from operations		$7,111,928
24    See financial notes

Schwab MarketTrack Growth Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$11,047,675	$8,557,275
Net realized gains		80,068,911	15,151,167
Net change in unrealized appreciation (depreciation)	+	(84,004,658)	34,299,920
Increase in net assets from operations		7,111,928	58,008,362
Distributions to Shareholders
Distributions from net investment income		(11,176,663)	(9,625,225)
Distributions from net realized gains	+	(12,409,011)	—
Total distributions		($23,585,674)	($9,625,225)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,249,257	$74,702,105	3,913,595	$87,721,647
Shares reinvested		977,376	22,303,738	411,732	9,099,268
Shares redeemed	+	(4,282,237)	(98,343,607)	(4,084,279)	(91,729,964)
Net transactions in fund shares		(55,604)	($1,337,764)	241,048	$5,090,951
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,624,246	$733,691,315	31,383,198	$680,217,227
Total increase or decrease	+	(55,604)	(17,811,510)	241,048	53,474,088
End of period		31,568,642	$715,879,805	31,624,246	$733,691,315
Distributions in excess of net investment income			($522,853)		($966,909)
See financial notes    25

Schwab MarketTrack Balanced Portfolio
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$19.50	$18.55	$16.33	$15.41	$14.96
Income (loss) from investment operations:
Net investment income (loss)	0.29 [1]	0.26	0.31	0.29	0.25
Net realized and unrealized gains (losses)	(0.08)	1.08	2.23	1.01	0.46
Total from investment operations	0.21	1.34	2.54	1.30	0.71
Less distributions:
Distributions from net investment income	(0.30)	(0.27)	(0.32)	(0.38)	(0.26)
Distributions from net realized gains	(0.34)	(0.12)	—	—	—
Total distributions	(0.64)	(0.39)	(0.32)	(0.38)	(0.26)
Net asset value at end of period	$19.07	$19.50	$18.55	$16.33	$15.41
Total return	1.10%	7.28%	15.82%	8.61%	4.80%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.42% [3]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[2]	0.42% [3]	0.51%	0.52%	0.53%	0.52%
Net investment income (loss)	1.51%	1.30%	1.75%	1.86%	1.64%
Portfolio turnover rate	36% [4]	16%	12%	12%	25%
Net assets, end of period (x 1,000,000)	$512	$522	$481	$425	$432

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio. (See financial note 4)
4
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
26    See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
96.6%	Other Investment Companies	373,581,996	494,684,986
3.4%	Short-Term Investments	17,377,312	17,377,312
100.0%	Total Investments	390,959,308	512,062,298
0.0%	Other Assets and Liabilities, Net		187,511
100.0%	Net Assets		512,249,809

Security	Number of Shares	Value ($)
Other Investment Companies 96.6% of net assets
Equity Funds 60.0%
International 14.8%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,614,627	10,769,562
Schwab Fundamental International Large Company Index Fund (a)	1,903,457	15,589,309
Schwab Fundamental International Small Company Index Fund (a)	1,140,007	12,825,082
Schwab International Index Fund (a)	1,978,586	36,584,047
		75,768,000
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund (a)	3,037,893	45,993,704
Schwab S&P 500 Index Fund (a)	3,278,113	108,177,731
		154,171,435
Small-Cap 15.1%
Schwab Fundamental US Small Company Index Fund (a)	1,801,386	23,093,767
Schwab Small-Cap Index Fund (a)	2,062,479	54,222,581
		77,316,348
		307,255,783
Security	Number of Shares	Value ($)
Fixed-Income Fund 35.0%
Intermediate-Term Bond 35.0%
Schwab Total Bond Market Fund (a)	18,903,171	179,391,089
Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Ultra Shares 0.11% (a)(b)	8,038,114	8,038,114
Total Other Investment Companies
(Cost $373,581,996)		494,684,986
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets
Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 11/02/15	5,128,805	5,128,805
DNB
0.03%, 11/02/15	5,128,805	5,128,805
JPMorgan Chase Bank
0.03%, 11/02/15	1,990,897	1,990,897
Wells Fargo
0.03%, 11/02/15	5,128,805	5,128,805
Total Short-Term Investments
(Cost $17,377,312)		17,377,312

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $398,684,037 and the unrealized appreciation and depreciation were $114,739,603 and ($1,361,342), respectively, with a net unrealized appreciation of $113,378,261.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

See financial notes    27

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$494,684,986	$—	$—	$494,684,986
Short-Term Investments[1]	—	17,377,312	—	17,377,312
Total	$494,684,986	$17,377,312	$—	$512,062,298
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
28    See financial notes

Schwab MarketTrack Balanced Portfolio
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $373,581,996)		$494,684,986
Investments in unaffiliated issuers, at value (cost $17,377,312)	+	17,377,312
Total investments, at value (cost $390,959,308)		512,062,298
Receivables:
Investments sold		6,460,000
Fund shares sold		567,618
Dividends		328,688
Interest		29
Prepaid expenses	+	17,656
Total assets		519,436,289
Liabilities
Payables:
Investments bought		6,938,433
Investment adviser and administrator fees		10,986
Shareholder service fees		21,364
Fund shares redeemed		168,056
Accrued expenses	+	47,641
Total liabilities		7,186,480
Net Assets
Total assets		519,436,289
Total liabilities	–	7,186,480
Net assets		$512,249,809
Net Assets by Source
Capital received from investors		344,181,948
Net investment income not yet distributed		1,540,404
Net realized capital gains		45,424,467
Net unrealized capital appreciation		121,102,990

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$512,249,809		26,854,867		$19.07

See financial notes    29

Schwab MarketTrack Balanced Portfolio
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$10,053,900
Interest	+	5,387
Total investment income		10,059,287
Expenses
Investment adviser and administrator fees		721,108
Shareholder service fees		1,276,764
Shareholder reports		53,377
Professional fees		31,818
Transfer agent fees		28,552
Portfolio accounting fees		24,398
Registration fees		16,233
Custodian fees		10,993
Independent trustees' fees		9,317
Proxy fees		4,702
Other expenses	+	20,605
Total expenses		2,197,867
Expense reduction by CSIM and its affiliates	–	28,552
Net expenses	–	2,169,315
Net investment income		7,889,972
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4,182,543
Net realized gains on sales of affiliated underlying funds		49,191,865
Net realized gains on unaffiliated issuers	+	6,095
Net realized gains		53,380,503
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(55,491,706)
Net realized and unrealized losses		(2,111,203)
Increase in net assets resulting from operations		$5,778,769
30    See financial notes

Schwab MarketTrack Balanced Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$7,889,972	$6,710,856
Net realized gains		53,380,503	9,295,980
Net change in unrealized appreciation (depreciation)	+	(55,491,706)	20,375,572
Increase in net assets from operations		5,778,769	36,382,408
Distributions to Shareholders
Distributions from net investment income		(7,938,877)	(6,922,856)
Distributions from net realized gains	+	(8,928,300)	(3,022,728)
Total distributions		($16,867,177)	($9,945,584)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,459,344	$104,614,248	6,823,497	$128,625,138
Shares reinvested		823,113	15,729,696	501,199	9,312,269
Shares redeemed	+	(6,192,938)	(118,872,279)	(6,491,635)	(123,488,301)
Net transactions in fund shares		89,519	$1,471,665	833,061	$14,449,106
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,765,348	$521,866,552	25,932,287	$480,980,622
Total increase or decrease	+	89,519	(9,616,743)	833,061	40,885,930
End of period		26,854,867	$512,249,809	26,765,348	$521,866,552
Net investment income not yet distributed			$1,540,404		$1,291,759
See financial notes    31

Schwab MarketTrack Conservative Portfolio
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$16.00	$15.34	$14.23	$13.59	$13.22
Income (loss) from investment operations:
Net investment income (loss)	0.25 [1]	0.23	0.26	0.26	0.25
Net realized and unrealized gains (losses)	(0.05)	0.67	1.10	0.69	0.37
Total from investment operations	0.20	0.90	1.36	0.95	0.62
Less distributions:
Distributions from net investment income	(0.26)	(0.24)	(0.25)	(0.31)	(0.25)
Net asset value at end of period	$15.94	$16.00	$15.34	$14.23	$13.59
Total return	1.23%	5.95%	9.71%	7.07%	4.72%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.43% [3]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[2]	0.44% [3]	0.54%	0.55%	0.55%	0.55%
Net investment income (loss)	1.54%	1.43%	1.78%	1.96%	1.84%
Portfolio turnover rate	24% [4]	9%	15%	19%	30%
Net assets, end of period (x 1,000,000)	$228	$223	$203	$189	$198

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio. (See financial note 4)
4
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
32    See financial notes

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
96.6%	Other Investment Companies	180,441,859	219,712,793
3.4%	Short-Term Investments	7,787,371	7,787,371
100.0%	Total Investments	188,229,230	227,500,164
0.0%	Other Assets and Liabilities, Net		92,689
100.0%	Net Assets		227,592,853

Security	Number of Shares	Value ($)
Other Investment Companies 96.6% of net assets
Equity Funds 40.0%
International 9.8%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	432,696	2,886,084
Schwab Fundamental International Large Company Index Fund (a)	554,331	4,539,971
Schwab Fundamental International Small Company Index Fund (a)	337,593	3,797,927
Schwab International Index Fund (a)	597,598	11,049,595
		22,273,577
Large-Cap 20.1%
Schwab Fundamental US Large Company Index Fund (a)	899,135	13,612,911
Schwab S&P 500 Index Fund (a)	974,586	32,161,325
		45,774,236
Small-Cap 10.1%
Schwab Fundamental US Small Company Index Fund (a)	532,697	6,829,182
Schwab Small-Cap Index Fund (a)	612,939	16,114,161
		22,943,343
		90,991,156
Security	Number of Shares	Value ($)
Fixed-Income Fund 55.0%
Intermediate-Term Bond 55.0%
Schwab Total Bond Market Fund (a)	13,196,228	125,232,206
Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Ultra Shares 0.11% (a)(b)	3,489,431	3,489,431
Total Other Investment Companies
(Cost $180,441,859)		219,712,793
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets
Time Deposits 3.4%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 11/02/15	958,582	958,582
Barclays Capital, Inc.
0.03%, 11/02/15	2,276,263	2,276,263
JPMorgan Chase Bank
0.03%, 11/02/15	2,276,263	2,276,263
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	2,276,263	2,276,263
Total Short-Term Investments
(Cost $7,787,371)		7,787,371

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $195,094,687 and the unrealized appreciation and depreciation were $32,789,376 and ($383,899), respectively, with a net unrealized appreciation of $32,405,477.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

See financial notes    33

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$219,712,793	$—	$—	$219,712,793
Short-Term Investments[1]	—	7,787,371	—	7,787,371
Total	$219,712,793	$7,787,371	$—	$227,500,164
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
34    See financial notes

Schwab MarketTrack Conservative Portfolio
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $180,441,859)		$219,712,793
Investments in unaffiliated issuers, at value (cost $7,787,371)	+	7,787,371
Total investments, at value (cost $188,229,230)		227,500,164
Receivables:
Investments sold		2,840,000
Dividends		226,118
Fund shares sold		166,676
Interest		13
Prepaid expenses	+	15,322
Total assets		230,748,293
Liabilities
Payables:
Investments bought		3,093,114
Investment adviser and administrator fees		4,876
Shareholder service fees		9,130
Fund shares redeemed		16,575
Accrued expenses	+	31,745
Total liabilities		3,155,440
Net Assets
Total assets		230,748,293
Total liabilities	–	3,155,440
Net assets		$227,592,853
Net Assets by Source
Capital received from investors		182,255,961
Net investment income not yet distributed		154,755
Net realized capital gains		5,911,203
Net unrealized capital appreciation		39,270,934

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$227,592,853		14,279,444		$15.94

See financial notes    35

Schwab MarketTrack Conservative Portfolio
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$4,487,322
Interest	+	2,370
Total investment income		4,489,692
Expenses
Investment adviser and administrator fees		314,540
Shareholder service fees		559,741
Professional fees		29,627
Transfer agent fees		25,011
Shareholder reports		21,513
Portfolio accounting fees		19,177
Registration fees		12,956
Independent trustees' fees		7,916
Custodian fees		6,035
Proxy fees		1,913
Other expenses	+	7,725
Total expenses		1,006,154
Expense reduction by CSIM and its affiliates	–	25,011
Net expenses	–	981,143
Net investment income		3,508,549
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,211,768
Net realized gains on sales of affiliated underlying funds		13,358,214
Net realized gains on unaffiliated issuers	+	6,068
Net realized gains		14,576,050
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(15,531,464)
Net realized and unrealized losses		(955,414)
Increase in net assets resulting from operations		$2,553,135
36    See financial notes

Schwab MarketTrack Conservative Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$3,508,549	$3,094,773
Net realized gains		14,576,050	2,115,830
Net change in unrealized appreciation (depreciation)	+	(15,531,464)	7,357,863
Increase in net assets from operations		2,553,135	12,568,466
Distributions to Shareholders
Distributions from net investment income		($3,590,423)	($3,306,277)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,432,532	$39,115,068	2,855,381	$44,555,555
Shares reinvested		207,359	3,310,268	196,187	3,043,263
Shares redeemed	+	(2,319,449)	(37,207,806)	(2,297,937)	(36,023,815)
Net transactions in fund shares		320,442	$5,217,530	753,631	$11,575,003
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,959,002	$223,412,611	13,205,371	$202,575,419
Total increase	+	320,442	4,180,242	753,631	20,837,192
End of period		14,279,444	$227,592,853	13,959,002	$223,412,611
Net investment income not yet distributed			$154,755		$150,423
See financial notes    37

Schwab MarketTrack Portfolios
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2015 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2020 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2025 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2030 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2045 Fund
Schwab International Index Fund®	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2055 Fund
Laudus International MarketMasters Fund™	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund™	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund™	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund™	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund™	Schwab ® Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund™	Schwab ® Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund™	Schwab ® Monthly Income Fund - Maximum Payout
Schwab ® International Core Equity Fund

The Schwab MarketTrack Portfolios are primarily “funds of funds.” Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (ETFs) and cash equivalents, including money market securities to achieve their investment objectives.
Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2015 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund's assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.
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Financial Notes (continued)
3. Risk Factors (continued):
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.
Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.
Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's performance also will lag those investments.
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.
•   Concentration Risk. To the extent that an underlying fund's or the index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control
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Financial Notes (continued)
3. Risk Factors (continued):
regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund's investments, and could impair an underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent an underlying fund's investment in a single country or a limited number of countries represents a large percentage of the underlying fund's assets, the underlying fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund's returns or as a substitute for a position or security.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the underlying fund’s yield will change over time. During periods when interest rates are low, the underlying fund’s yield (and total return) also may be
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Financial Notes (continued)
3. Risk Factors (continued):
low. Changes in interest rates also may affect the underlying fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates.
•   Sampling Index Tracking Risk. To the extent an underlying fund uses a sampling method, the underlying fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the underlying fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Direct Investment Risk. A fund may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities. A fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.13% payable monthly based on a percentage of each fund's average daily net assets.
Prior to December 1, 2014, the advisory fee was 0.23%.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund's shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab's or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
0.50%	0.50%	0.50%	0.50%
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
The agreement to limit the funds' total expenses charged is limited to each fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2015, each Schwab MarketTrack Portfolio's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Schwab Fundamental Emerging Markets Large Company Index Fund	8.6%	6.9%	3.5%	0.9%
Schwab Fundamental International Large Company Index Fund	3.0%	2.5%	1.3%	0.4%
Schwab Fundamental International Small Company Index Fund	6.8%	5.6%	3.0%	0.9%
Schwab International Index Fund	2.8%	2.4%	1.3%	0.4%
Schwab Fundamental US Large Company Index Fund	1.6%	1.8%	0.9%	0.3%
Schwab S&P 500 Index Fund	0.9%	0.9%	0.5%	0.1%
Schwab Fundamental US Small Company Index Fund	3.1%	3.0%	1.6%	0.5%
Schwab Small-Cap Index Fund	3.8%	3.9%	2.1%	0.6%
Schwab Total Bond Market Fund	—%	8.3%	13.9%	9.7%
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	—%	0.1%	0.1%	0.0%*
*	Less than 0.05%
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended October 31, 2015:
Schwab MarketTrack All Equity Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Fundamental Emerging Markets Large Company Index Fund	—	4,200,094	(292,829)	3,907,265	$26,061,460	$54,286	$—
Schwab Fundamental International Large Company Index Fund	—	4,555,578	(320,018)	4,235,560	34,689,239	172,527	—
Schwab Fundamental International Small Company Index Fund	—	2,706,827	(134,969)	2,571,858	28,933,405	113,949	—
Schwab International Index Fund	9,522,611	487,507	(5,691,398)	4,318,720	79,853,140	10,247,234	5,828,152
Schwab Fundamental US Large Company Index Fund	—	5,508,130	(358,963)	5,149,167	77,958,384	(3,859)	—
Schwab S&P 500 Index Fund	8,701,477	208,359	(3,347,697)	5,562,139	183,550,585	40,286,143	4,944,916
Schwab Fundamental US Small Company Index Fund	—	3,602,228	(210,412)	3,391,816	43,483,075	70,136	—
Schwab Small-Cap Index Fund	5,509,666	537,454	(2,236,293)	3,810,827	100,186,645	12,911,336	10,287,839
Total					$574,715,933	$63,851,752	$21,060,907
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Growth Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Fundamental Emerging Markets Large Company Index Fund	—	3,414,169	(258,963)	3,155,206	$21,045,225	$109,653	$—
Schwab Fundamental International Large Company Index Fund	—	3,723,756	(180,011)	3,543,745	29,023,268	48,630	—
Schwab Fundamental International Small Company Index Fund	—	2,182,031	(52,738)	2,129,293	23,954,549	7,540	—
Schwab International Index Fund	7,441,640	489,127	(4,262,636)	3,668,131	67,823,748	13,674,153	4,607,791
Schwab Fundamental US Large Company Index Fund	—	5,939,478	(272,480)	5,666,998	85,798,350	42,572	—
Schwab S&P 500 Index Fund	9,305,006	244,232	(3,448,667)	6,100,571	201,318,830	45,741,590	5,325,253
Schwab Fundamental US Small Company Index Fund	—	3,513,965	(155,456)	3,358,509	43,056,083	11,385	—
Schwab Small-Cap Index Fund	5,229,959	562,500	(1,953,950)	3,838,509	100,914,407	12,364,652	9,854,887
Schwab Total Bond Market Fund	11,309,453	1,490,468	(1,510,089)	11,289,832	107,140,508	3,652	2,362,660
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	11,051,882	5,072	—	11,056,954	11,056,954	—	5,546
Total					$691,131,922	$72,003,827	$22,156,137
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Schwab MarketTrack Portfolios
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Balanced Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Fundamental Emerging Markets Large Company Index Fund	—	1,880,016	(265,389)	1,614,627	$10,769,562	($81,096)	$—
Schwab Fundamental International Large Company Index Fund	—	2,085,393	(181,936)	1,903,457	15,589,309	17,000	—
Schwab Fundamental International Small Company Index Fund	—	1,215,068	(75,061)	1,140,007	12,825,082	(6,650)	—
Schwab International Index Fund	3,955,097	398,137	(2,374,648)	1,978,586	36,584,047	8,715,469	2,388,467
Schwab Fundamental US Large Company Index Fund	—	3,363,504	(325,611)	3,037,893	45,993,704	30,639	—
Schwab S&P 500 Index Fund	4,990,453	363,662	(2,076,002)	3,278,113	108,177,731	33,198,305	2,779,634
Schwab Fundamental US Small Company Index Fund	—	1,995,919	(194,533)	1,801,386	23,093,767	(1,320)	—
Schwab Small-Cap Index Fund	2,792,568	455,110	(1,185,199)	2,062,479	54,222,581	7,327,853	5,117,073
Schwab Total Bond Market Fund	18,994,620	3,427,353	(3,518,802)	18,903,171	179,391,089	(8,335)	3,947,237
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	8,034,427	3,687	—	8,038,114	8,038,114	—	4,032
Total					$494,684,986	$49,191,865	$14,236,443
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Conservative Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Distributions Received* 11/01/14 to 10/31/15
Schwab Fundamental Emerging Markets Large Company Index Fund	—	534,451	(101,755)	432,696	$2,886,084	($86,017)	$—
Schwab Fundamental International Large Company Index Fund	—	595,018	(40,687)	554,331	4,539,971	4,191	—
Schwab Fundamental International Small Company Index Fund	—	356,703	(19,110)	337,593	3,797,927	(1,767)	—
Schwab International Index Fund	1,118,477	120,070	(640,949)	597,598	11,049,595	2,574,615	688,613
Schwab Fundamental US Large Company Index Fund	—	977,677	(78,542)	899,135	13,612,911	3,132	—
Schwab S&P 500 Index Fund	1,436,471	105,047	(566,932)	974,586	32,161,325	9,071,417	812,608
Schwab Fundamental US Small Company Index Fund	—	565,081	(32,384)	532,697	6,829,182	(1,340)	—
Schwab Small-Cap Index Fund	796,611	138,408	(322,080)	612,939	16,114,161	1,834,760	1,482,520
Schwab Total Bond Market Fund	12,812,537	1,562,107	(1,178,416)	13,196,228	125,232,206	(40,777)	2,713,599
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	3,487,830	1,601	—	3,489,431	3,489,431	—	1,750
Total					$219,712,793	$13,358,214	$5,699,090
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
During the period, the Schwab MarketTrack All Equity Portfolio received a reimbursement payment of $1,621 related to state filing fees resulting from revised calculation methodologies being applied on sales of the fund's shares in prior periods.
During the periods under which the expense was incurred, the fund was operating above its expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. The fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
47

Schwab MarketTrack Portfolios
Financial Notes (continued)
6. Borrowing from Banks:
During the period prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street Bank and Trust Company (State Street), an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab MarketTrack All Equity Portfolio	$253,555,908	$281,907,000
Schwab MarketTrack Growth Portfolio	257,021,135	262,135,000
Schwab MarketTrack Balanced Portfolio	182,370,207	185,636,000
Schwab MarketTrack Conservative Portfolio	58,312,413	52,228,000
8. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
Schwab MarketTrack All Equity Portfolio	$10,890	$12,743
Schwab MarketTrack Growth Portfolio	5,446	11,814
Schwab MarketTrack Balanced Portfolio	13,097	10,547
Schwab MarketTrack Conservative Portfolio	1,921	1,606
9. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Undistributed ordinary income	$10,705,994	$—	$2,059,381	$154,755
Undistributed long-term capital gains	38,822,621	78,131,538	52,630,219	12,776,660
Unrealized appreciation on investments	144,680,311	213,644,637	114,739,603	32,789,376
Unrealized depreciation on investments	(3,301,825)	(2,764,428)	(1,361,342)	(383,899)
Net unrealized appreciation (depreciation)	$141,378,486	$210,880,209	$113,378,261	$32,405,477
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
48

Schwab MarketTrack Portfolios
Financial Notes (continued)
9. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had no capital loss carryforwards.
Qualified late-year losses are certain capital and ordinary losses which occur during the portion of a fund's taxable year subsequent to October 31. A fund may elect to treat any portion of qualified late-year losses as arising during the first day of the next taxable year. For the year ended October 31, 2015, the funds had late-year ordinary losses deferred and capital loss carryforwards utilized as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Late-year ordinary losses deferred	$—	$522,853	$—	$—
Capital loss carryforwards utilized	29,570,316	—	—	838,110
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Current period distributions
Ordinary income	$8,349,307	$11,176,663	$9,693,210	$3,590,423
Long-term capital gains	—	12,409,011	7,173,967	—
Return of capital	—	—	—	—
Prior period distributions
Ordinary income	$9,729,315	$9,625,225	$6,922,856	$3,306,277
Long-term capital gains	—	—	3,022,728	—
Return of capital	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the funds made the following reclassifications:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Capital shares	$—	$—	$—	$—
Undistributed net investment income	598,219	573,044	297,550	86,206
Net realized capital gains (losses)	(598,219)	(573,044)	(297,550)	(86,206)
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
49

Schwab MarketTrack Portfolios
Financial Notes (continued)
10. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
50

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at October 31, 2015 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015
51

Other Federal Tax Information (unaudited)
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction:
Percentage
Schwab MarketTrack All Equity Portfolio	67.70
Schwab MarketTrack Growth Portfolio	57.17
Schwab MarketTrack Balanced Portfolio	36.98
Schwab MarketTrack Conservative Portfolio	27.07
For the fiscal year ended October 31, 2015, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Schwab MarketTrack All Equity Portfolio	$8,349,307
Schwab MarketTrack Growth Portfolio	10,166,963
Schwab MarketTrack Balanced Portfolio	5,622,172
Schwab MarketTrack Conservative Portfolio	1,534,682
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2015:
Schwab MarketTrack All Equity Portfolio	$—
Schwab MarketTrack Growth Portfolio	12,409,011
Schwab MarketTrack Balanced Portfolio	7,173,967
Schwab MarketTrack Conservative Portfolio	—
52

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreement) with respect to the existing funds in the Trust, including Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and
June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
53

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Although Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Conservative Portfolio had performance that lagged that of a relevant peer group for certain (although not all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements with respect to the Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Conservative Portfolio, including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the investment objective and policies of Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Conservative Portfolio, and that CSIM had taken steps designed to help improve performance. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses.   With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
54

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust prior to January 1, 2016, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
55

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

56

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
57

Glossary
All Equity Composite Index   A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 31.4% S&P 500 Index, 17.3% Russell 2000 Index, 13.5% Russell Fundamental U.S. Large Company Index, 7.5% Russell Fundamental U.S. Small Company Index, 13.8% MSCI EAFE Index (Net), 6.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 5.0% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 5.0% Russell Fundamental Emerging Markets Large Company Index (Net), and 0.5% Barclays U.S. Treasury Bills: 1 - 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE (Net) Index. The components that make up the composite may vary over time.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index   A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 21.0% S&P 500 Index, 10.5% Russell 2000 Index, 9.0% Russell Fundamental U.S. Large Company Index, 4.5% Russell Fundamental U.S. Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 2.5% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 2.5% Russell Fundamental Emerging Markets Large Company Index (Net), 35.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 – 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE (Net) Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. The components that make up the composite may vary over time.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Treasury Index  An unmanaged index of public obligations of the U.S. Treasury with remaining maturities of one year or more.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell Fundamental U.S. Large Company Index, 3.0% Russell Fundamental U.S. Small Company Index, 4.6% MSCI EAFE Index (Net), 2.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 1.7% Russell Fundamental Developed ex U.S. Small Company Index (Net), 1.7% Russell Fundamental Emerging Markets Large Company Index (Net), 55.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 – 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE (Net) Index, 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE (Net) Index, 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. The components that make up the composite may vary over time.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
58

Growth Composite Index   A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 28.1% S&P 500 Index, 14.0% Russell 2000 Index, 12.0% Russell Fundamental U.S. Large Company Index, 6.0% Russell Fundamental U.S. Small Company Index, 9.3% MSCI EAFE Index (Net), 4.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 3.3% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 3.3% Russell Fundamental Emerging Markets Large Company Index (Net), 15.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 – 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. The components that make up the composite may vary over time.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
59

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
60

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13813-18
00156959

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that that Kiran Patel, John Cogan, and David Mahoney, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Cogan, and Mr. Mahoney as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-eight series. Thirty-four series have a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-eight series, based on their respective 2015 and 2014 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014
$ 1,275,248	$1,301,980	$0	$88,798	$126,645	$108,614	$11,487	$5,251

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)	(1)	Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

	(2)	There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2015:	$138,132	2014:	$202,663

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.

(h)	During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	12,296,413,364	21,436,762,073
0.1%	Other Investment Company	22,609,285	22,609,285
0.6%	Short-Term Investment	120,801,912	120,801,912
100.0%	Total Investments	12,439,824,561	21,580,173,270
0.0%	Other Assets and Liabilities, Net		6,331,869
100.0%	Net Assets		21,586,505,139

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.0%
BorgWarner, Inc.	261,400	11,193,149
Delphi Automotive plc	336,400	27,985,116
Ford Motor Co.	4,533,997	67,148,496
General Motors Co.	1,688,400	58,942,044
Harley-Davidson, Inc.	246,470	12,187,941
Johnson Controls, Inc.	758,859	34,285,250
The Goodyear Tire & Rubber Co.	304,936	10,014,098
		221,756,094
Banks 5.8%
Bank of America Corp.	12,227,811	205,182,669
BB&T Corp.	911,226	33,852,046
Citigroup, Inc.	3,519,347	187,123,680
Comerica, Inc.	211,070	9,160,438
Fifth Third Bancorp	940,929	17,924,698
Hudson City Bancorp, Inc.	594,892	6,020,307
Huntington Bancshares, Inc.	891,893	9,784,066
JPMorgan Chase & Co.	4,331,031	278,268,742
KeyCorp	1,027,498	12,761,525
M&T Bank Corp.	152,698	18,300,855
People's United Financial, Inc.	343,300	5,475,635
Regions Financial Corp.	1,567,445	14,655,611
SunTrust Banks, Inc.	605,816	25,153,480
The PNC Financial Services Group, Inc.	605,578	54,659,470
U.S. Bancorp	1,932,928	81,530,903
Security	Number of Shares	Value ($)
Wells Fargo & Co.	5,453,509	295,252,977
Zions Bancorp	250,998	7,221,213
		1,262,328,315
Capital Goods 7.2%
3M Co.	732,719	115,190,754
Allegion plc	115,333	7,516,252
AMETEK, Inc.	289,400	15,864,908
Caterpillar, Inc.	707,762	51,659,548
Cummins, Inc.	195,962	20,284,027
Danaher Corp.	695,174	64,866,686
Deere & Co.	364,586	28,437,708
Dover Corp.	181,270	11,679,226
Eaton Corp. plc	545,538	30,501,030
Emerson Electric Co.	766,615	36,207,226
Fastenal Co.	329,398	12,899,226
Flowserve Corp.	150,300	6,967,908
Fluor Corp.	174,382	8,337,203
General Dynamics Corp.	353,060	52,457,655
General Electric Co.	11,824,352	341,960,260
Honeywell International, Inc.	917,329	94,741,739
Illinois Tool Works, Inc.	389,036	35,767,970
Ingersoll-Rand plc	308,100	18,258,006
Jacobs Engineering Group, Inc. *	139,834	5,612,937
L-3 Communications Holdings, Inc.	97,283	12,296,571
Lockheed Martin Corp.	312,591	68,716,880
Masco Corp.	385,388	11,176,252
Northrop Grumman Corp.	218,167	40,960,854
PACCAR, Inc.	410,350	21,604,927
Parker-Hannifin Corp.	164,036	17,174,569
Pentair plc	208,982	11,686,273
Precision Castparts Corp.	161,427	37,258,966
Quanta Services, Inc. *	231,900	4,663,509
Raytheon Co.	358,588	42,098,231
Rockwell Automation, Inc.	159,921	17,456,976
Rockwell Collins, Inc.	158,605	13,754,226
Roper Technologies, Inc.	117,800	21,952,030
Snap-on, Inc.	66,282	10,995,521
Stanley Black & Decker, Inc.	179,881	19,063,788
Textron, Inc.	316,904	13,363,842
The Boeing Co.	745,254	110,349,760
United Rentals, Inc. *	110,100	8,242,086
United Technologies Corp.	970,735	95,530,031
W.W. Grainger, Inc.	69,927	14,684,670
Xylem, Inc.	197,600	7,194,616
		1,559,434,847
Commercial & Professional Supplies 0.7%
Cintas Corp.	111,376	10,367,992
Equifax, Inc.	136,561	14,553,306
Nielsen Holdings plc	438,300	20,823,633
Pitney Bowes, Inc.	231,591	4,782,354
Republic Services, Inc.	289,334	12,655,469
Robert Half International, Inc.	156,742	8,254,034
Stericycle, Inc. *	98,600	11,967,082
The ADT Corp.	194,500	6,426,280
The Dun & Bradstreet Corp.	46,800	5,329,116
Tyco International plc	505,300	18,413,132
See financial notes    1

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Verisk Analytics, Inc. *	185,000	13,247,850
Waste Management, Inc.	497,616	26,751,836
		153,572,084
Consumer Durables & Apparel 1.5%
Coach, Inc.	327,028	10,203,274
D.R. Horton, Inc.	384,416	11,317,207
Fossil Group, Inc. *	54,900	2,987,109
Garmin Ltd.	131,100	4,650,117
Hanesbrands, Inc.	481,600	15,382,304
Harman International Industries, Inc.	85,956	9,451,722
Hasbro, Inc.	126,117	9,689,569
Leggett & Platt, Inc.	157,894	7,109,967
Lennar Corp., Class A	195,618	9,794,593
Mattel, Inc.	384,094	9,441,031
Michael Kors Holdings Ltd. *	230,600	8,910,384
Mohawk Industries, Inc. *	72,100	14,095,550
Newell Rubbermaid, Inc.	326,350	13,847,030
NIKE, Inc., Class B	793,024	103,909,935
PulteGroup, Inc.	370,186	6,785,509
PVH Corp.	99,900	9,085,905
Ralph Lauren Corp.	69,126	7,657,087
Under Armour, Inc., Class A *	211,200	20,080,896
VF Corp.	390,964	26,397,889
Whirlpool Corp.	88,922	14,239,969
		315,037,047
Consumer Services 1.9%
Carnival Corp.	531,921	28,766,288
Chipotle Mexican Grill, Inc. *	36,959	23,662,261
Darden Restaurants, Inc.	130,948	8,104,372
H&R Block, Inc.	317,305	11,822,784
Marriott International, Inc., Class A	227,872	17,496,012
McDonald's Corp.	1,102,438	123,748,666
Royal Caribbean Cruises Ltd.	198,200	19,492,970
Starbucks Corp.	1,740,024	108,873,302
Starwood Hotels & Resorts Worldwide, Inc.	202,568	16,179,106
Wyndham Worldwide Corp.	136,364	11,093,211
Wynn Resorts Ltd. (b)	95,000	6,645,250
Yum! Brands, Inc.	501,985	35,595,756
		411,479,978
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	66,000	11,897,160
American Express Co.	993,941	72,816,118
Ameriprise Financial, Inc.	210,214	24,250,287
Berkshire Hathaway, Inc., Class B *	2,187,130	297,493,423
BlackRock, Inc.	149,700	52,689,909
Capital One Financial Corp.	636,474	50,217,799
CME Group, Inc.	393,485	37,172,528
Discover Financial Services	507,173	28,513,266
E*TRADE Financial Corp. *	354,519	10,107,337
Franklin Resources, Inc.	452,905	18,460,408
Intercontinental Exchange, Inc.	131,066	33,081,058
Invesco Ltd.	497,347	16,497,000
Legg Mason, Inc.	137,198	6,139,610
Security	Number of Shares	Value ($)
Leucadia National Corp.	379,851	7,600,819
McGraw Hill Financial, Inc.	321,467	29,780,703
Moody's Corp.	201,329	19,359,797
Morgan Stanley	1,770,254	58,365,274
Nasdaq, Inc.	142,400	8,243,536
Navient Corp.	465,000	6,133,350
Northern Trust Corp.	256,018	18,021,107
State Street Corp.	477,026	32,914,794
T. Rowe Price Group, Inc.	303,279	22,933,958
The Bank of New York Mellon Corp.	1,287,873	53,639,910
The Charles Schwab Corp. (a)	1,402,481	42,803,720
The Goldman Sachs Group, Inc.	467,469	87,650,437
		1,046,783,308
Energy 7.1%
Anadarko Petroleum Corp.	589,009	39,392,922
Apache Corp.	445,806	21,010,837
Baker Hughes, Inc.	512,463	26,996,551
Cabot Oil & Gas Corp.	498,700	10,826,777
Cameron International Corp. *	224,600	15,275,046
Chesapeake Energy Corp. (b)	577,766	4,119,472
Chevron Corp.	2,205,834	200,466,194
Cimarex Energy Co.	108,400	12,797,704
Columbia Pipeline Group, Inc.	374,662	7,781,730
ConocoPhillips	1,449,690	77,340,961
CONSOL Energy, Inc.	264,418	1,761,024
Devon Energy Corp.	454,458	19,055,424
Diamond Offshore Drilling, Inc. (b)	65,300	1,298,164
Ensco plc, Class A	258,200	4,293,866
EOG Resources, Inc.	644,212	55,305,600
EQT Corp.	177,100	11,700,997
Exxon Mobil Corp.	4,871,741	403,087,850
FMC Technologies, Inc. *	275,300	9,313,399
Halliburton Co.	1,010,268	38,774,086
Helmerich & Payne, Inc.	118,300	6,656,741
Hess Corp.	291,140	16,364,979
Kinder Morgan, Inc.	2,104,644	57,562,013
Marathon Oil Corp.	790,952	14,537,698
Marathon Petroleum Corp.	632,852	32,781,734
Murphy Oil Corp.	184,892	5,256,480
National Oilwell Varco, Inc.	454,724	17,115,811
Newfield Exploration Co. *	187,300	7,527,587
Noble Energy, Inc.	498,668	17,872,261
Occidental Petroleum Corp.	901,150	67,171,721
ONEOK, Inc.	253,100	8,585,152
Phillips 66	560,795	49,938,795
Pioneer Natural Resources Co.	175,400	24,054,356
Range Resources Corp.	191,200	5,820,128
Schlumberger Ltd.	1,475,715	115,341,884
Southwestern Energy Co. *	437,000	4,824,480
Spectra Energy Corp.	773,309	22,093,438
Tesoro Corp.	139,107	14,874,711
The Williams Cos., Inc.	795,098	31,358,665
Transocean Ltd. (b)	424,000	6,711,920
Valero Energy Corp.	576,540	38,005,517
		1,525,054,675
2    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	515,492	81,509,595
CVS Health Corp.	1,302,751	128,685,744
Sysco Corp.	644,357	26,579,726
The Kroger Co.	1,146,094	43,322,353
Wal-Mart Stores, Inc.	1,845,802	105,653,707
Walgreens Boots Alliance, Inc.	1,021,711	86,518,487
Whole Foods Market, Inc.	416,432	12,476,303
		484,745,915
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	2,296,091	138,844,623
Archer-Daniels-Midland Co.	724,899	33,098,888
Brown-Forman Corp., Class B	124,692	13,239,797
Campbell Soup Co.	210,511	10,691,854
Coca-Cola Enterprises, Inc.	237,862	12,211,835
ConAgra Foods, Inc.	508,149	20,605,442
Constellation Brands, Inc., Class A	203,565	27,440,562
Dr Pepper Snapple Group, Inc.	219,200	19,589,904
General Mills, Inc.	693,280	40,286,501
Hormel Foods Corp.	162,800	10,997,140
Kellogg Co.	293,934	20,728,226
Keurig Green Mountain, Inc.	139,900	7,099,925
McCormick & Co., Inc. - Non Voting Shares	142,802	11,992,512
Mead Johnson Nutrition Co.	233,400	19,138,800
Molson Coors Brewing Co., Class B	180,530	15,904,693
Mondelez International, Inc., Class A	1,894,654	87,457,229
Monster Beverage Corp. *	178,500	24,333,120
PepsiCo, Inc.	1,721,163	175,885,647
Philip Morris International, Inc.	1,807,546	159,787,066
Reynolds American, Inc.	961,950	46,481,424
The Coca-Cola Co.	4,587,756	194,291,467
The Hershey Co.	170,528	15,124,128
The JM Smucker Co.	123,075	14,447,774
The Kraft Heinz Co.	690,318	53,824,094
Tyson Foods, Inc., Class A	354,790	15,738,484
		1,189,241,135
Health Care Equipment & Services 4.8%
Abbott Laboratories	1,736,286	77,785,613
Aetna, Inc.	404,475	46,425,640
AmerisourceBergen Corp.	244,646	23,610,785
Anthem, Inc.	309,329	43,043,130
Baxter International, Inc.	635,189	23,749,717
Becton, Dickinson & Co.	246,898	35,187,903
Boston Scientific Corp. *	1,570,774	28,713,749
C.R. Bard, Inc.	84,373	15,722,909
Cardinal Health, Inc.	378,733	31,131,853
Cerner Corp. *	361,900	23,990,351
Cigna Corp.	302,108	40,494,556
DaVita HealthCare Partners, Inc. *	204,000	15,812,040
DENTSPLY International, Inc.	170,400	10,368,840
Edwards Lifesciences Corp. *	123,600	19,423,740
Express Scripts Holding Co. *	790,495	68,282,958
HCA Holdings, Inc. *	373,200	25,672,428
Security	Number of Shares	Value ($)
Henry Schein, Inc. *	97,100	14,731,041
Humana, Inc.	175,903	31,421,553
Intuitive Surgical, Inc. *	43,531	21,617,495
Laboratory Corp. of America Holdings *	115,791	14,212,187
McKesson Corp.	271,175	48,486,090
Medtronic plc	1,656,176	122,424,530
Patterson Cos., Inc.	104,447	4,950,788
Quest Diagnostics, Inc.	171,680	11,665,656
St. Jude Medical, Inc.	327,187	20,877,802
Stryker Corp.	372,740	35,641,399
Tenet Healthcare Corp. *	112,904	3,541,798
UnitedHealth Group, Inc.	1,116,010	131,443,658
Universal Health Services, Inc., Class B	108,400	13,234,556
Varian Medical Systems, Inc. *	110,706	8,693,742
Zimmer Biomet Holdings, Inc.	194,223	20,309,899
		1,032,668,406
Household & Personal Products 1.9%
Colgate-Palmolive Co.	1,051,094	69,740,087
Kimberly-Clark Corp.	423,995	50,756,441
The Clorox Co.	150,257	18,322,339
The Estee Lauder Cos., Inc., Class A	265,052	21,326,084
The Procter & Gamble Co.	3,167,690	241,948,162
		402,093,113
Insurance 2.7%
ACE Ltd.	382,300	43,406,342
Aflac, Inc.	507,873	32,376,904
American International Group, Inc.	1,513,654	95,451,021
Aon plc	323,350	30,171,788
Assurant, Inc.	74,246	6,053,276
Cincinnati Financial Corp.	173,003	10,419,971
Genworth Financial, Inc., Class A *	548,164	2,565,408
Lincoln National Corp.	294,671	15,767,845
Loews Corp.	326,316	11,897,481
Marsh & McLennan Cos., Inc.	625,279	34,853,051
MetLife, Inc.	1,304,877	65,739,703
Principal Financial Group, Inc.	316,567	15,879,001
Prudential Financial, Inc.	522,431	43,100,557
The Allstate Corp.	467,610	28,935,707
The Chubb Corp.	268,093	34,677,830
The Hartford Financial Services Group, Inc.	496,495	22,967,859
The Progressive Corp.	687,520	22,777,538
The Travelers Cos., Inc.	363,560	41,042,288
Torchmark Corp.	143,266	8,310,861
Unum Group	276,440	9,578,646
XL Group plc	362,299	13,796,346
		589,769,423
Materials 2.9%
Air Products & Chemicals, Inc.	227,101	31,562,497
Airgas, Inc.	75,000	7,212,000
Alcoa, Inc.	1,553,564	13,873,326
Avery Dennison Corp.	103,076	6,696,848
See financial notes    3

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ball Corp.	167,938	11,503,753
CF Industries Holdings, Inc.	265,925	13,501,012
E.I. du Pont de Nemours & Co.	1,048,404	66,468,814
Eastman Chemical Co.	172,716	12,464,914
Ecolab, Inc.	309,228	37,215,590
FMC Corp.	158,300	6,444,393
Freeport-McMoRan, Inc.	1,204,040	14,171,551
International Flavors & Fragrances, Inc.	89,743	10,415,573
International Paper Co.	494,389	21,105,466
LyondellBasell Industries N.V., Class A	437,100	40,610,961
Martin Marietta Materials, Inc.	80,300	12,458,545
Monsanto Co.	544,400	50,748,968
Newmont Mining Corp.	638,546	12,426,105
Nucor Corp.	375,200	15,870,960
Owens-Illinois, Inc. *	198,600	4,279,830
PPG Industries, Inc.	313,896	32,726,797
Praxair, Inc.	333,579	37,057,291
Sealed Air Corp.	236,068	11,595,660
Sigma-Aldrich Corp.	141,954	19,833,813
The Dow Chemical Co.	1,359,235	70,231,672
The Mosaic Co.	397,200	13,421,388
The Sherwin-Williams Co.	91,636	24,451,234
Vulcan Materials Co.	151,071	14,590,437
WestRock Co.	310,489	16,691,889
		629,631,287
Media 3.3%
Cablevision Systems Corp., Class A	272,100	8,867,739
CBS Corp., Class B - Non Voting Shares	513,036	23,866,435
Comcast Corp., Class A	2,900,664	181,639,580
Discovery Communications, Inc., Class A *	159,800	4,704,512
Discovery Communications, Inc., Class C *	310,500	8,544,960
News Corp., Class A	443,000	6,822,200
News Corp., Class B	126,200	1,953,576
Omnicom Group, Inc.	280,047	20,981,121
Scripps Networks Interactive, Inc., Class A	116,593	7,004,907
TEGNA, Inc.	270,314	7,309,291
The Interpublic Group of Cos., Inc.	456,265	10,462,157
The Walt Disney Co.	1,815,683	206,515,784
Time Warner Cable, Inc.	331,001	62,691,589
Time Warner, Inc.	958,774	72,234,033
Twenty-First Century Fox, Inc., Class A	1,925,801	59,102,833
Viacom, Inc., Class B	417,053	20,564,883
		703,265,600
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	1,937,286	115,365,381
Agilent Technologies, Inc.	379,266	14,321,084
Alexion Pharmaceuticals, Inc. *	261,900	46,094,400
Allergan plc *	461,268	142,287,340
Amgen, Inc.	888,459	140,536,445
Security	Number of Shares	Value ($)
Baxalta, Inc.	635,189	21,888,613
Biogen, Inc. *	261,491	75,965,750
Bristol-Myers Squibb Co.	1,947,464	128,435,251
Celgene Corp. *	922,626	113,215,436
Eli Lilly & Co.	1,146,723	93,538,195
Endo International plc *	238,600	14,313,614
Gilead Sciences, Inc.	1,718,450	185,815,999
Johnson & Johnson	3,234,925	326,824,473
Mallinckrodt plc *	134,700	8,845,749
Merck & Co., Inc.	3,295,514	180,132,795
Mylan N.V. *	480,751	21,196,312
PerkinElmer, Inc.	141,360	7,299,830
Perrigo Co., plc	171,500	27,052,410
Pfizer, Inc.	7,215,333	244,022,562
Regeneron Pharmaceuticals, Inc. *	90,600	50,499,534
Thermo Fisher Scientific, Inc.	467,237	61,105,255
Vertex Pharmaceuticals, Inc. *	288,700	36,012,438
Waters Corp. *	92,352	11,802,586
Zoetis, Inc.	538,500	23,160,885
		2,089,732,337
Real Estate 2.6%
American Tower Corp.	494,600	50,562,958
Apartment Investment & Management Co., Class A	179,414	7,031,235
AvalonBay Communities, Inc.	159,299	27,850,244
Boston Properties, Inc.	176,476	22,209,505
CBRE Group, Inc., Class A *	337,440	12,579,763
Crown Castle International Corp.	389,900	33,320,854
Equinix, Inc.	66,700	19,788,556
Equity Residential	424,522	32,824,041
Essex Property Trust, Inc.	74,900	16,510,956
General Growth Properties, Inc.	696,300	20,157,885
HCP, Inc.	527,700	19,630,440
Host Hotels & Resorts, Inc.	870,411	15,084,223
Iron Mountain, Inc.	240,402	7,365,917
Kimco Realty Corp.	475,559	12,730,714
Plum Creek Timber Co., Inc.	203,177	8,277,431
Prologis, Inc.	621,689	26,564,771
Public Storage	170,278	39,071,990
Realty Income Corp.	283,000	13,997,180
Simon Property Group, Inc.	363,153	73,160,803
SL Green Realty Corp.	118,300	14,032,746
The Macerich Co.	152,700	12,939,798
Ventas, Inc.	390,500	20,977,660
Vornado Realty Trust	203,856	20,497,721
Welltower, Inc.	416,300	27,005,381
Weyerhaeuser Co.	596,940	17,508,250
		571,681,022
Retailing 5.4%
Advance Auto Parts, Inc.	85,000	16,866,550
Amazon.com, Inc. *	448,780	280,891,402
AutoNation, Inc. *	91,733	5,796,608
AutoZone, Inc. *	36,498	28,629,396
Bed Bath & Beyond, Inc. *	194,069	11,572,335
Best Buy Co., Inc.	359,257	12,584,773
CarMax, Inc. *	239,400	14,126,994
Dollar General Corp.	350,300	23,739,831
4    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	275,330	18,031,362
Expedia, Inc.	114,513	15,608,122
GameStop Corp., Class A (b)	119,100	5,486,937
Genuine Parts Co.	178,638	16,213,185
Kohl's Corp.	231,910	10,695,689
L Brands, Inc.	303,235	29,104,495
Lowe's Cos., Inc.	1,075,988	79,440,194
Macy's, Inc.	382,226	19,485,882
Netflix, Inc. *	503,100	54,525,978
Nordstrom, Inc.	164,796	10,746,347
O'Reilly Automotive, Inc. *	116,800	32,267,168
Ross Stores, Inc.	476,200	24,086,196
Signet Jewelers Ltd.	94,000	14,188,360
Staples, Inc.	781,869	10,156,478
Target Corp.	734,408	56,681,609
The Gap, Inc.	277,162	7,544,350
The Home Depot, Inc.	1,502,950	185,824,738
The Priceline Group, Inc. *	59,315	86,258,246
The TJX Cos., Inc.	789,406	57,776,625
Tiffany & Co.	125,428	10,340,284
Tractor Supply Co.	162,600	15,022,614
TripAdvisor, Inc. *	129,813	10,875,733
Urban Outfitters, Inc. *	111,100	3,177,460
		1,167,745,941
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	358,646	18,846,847
Analog Devices, Inc.	366,554	22,037,227
Applied Materials, Inc.	1,383,972	23,209,210
Avago Technologies Ltd.	305,700	37,640,841
Broadcom Corp., Class A	656,918	33,765,585
First Solar, Inc. *	94,900	5,415,943
Intel Corp.	5,564,705	188,420,911
KLA-Tencor Corp.	185,081	12,422,637
Lam Research Corp.	181,374	13,891,435
Linear Technology Corp.	282,568	12,551,671
Microchip Technology, Inc.	240,423	11,610,027
Micron Technology, Inc. *	1,245,975	20,633,346
NVIDIA Corp.	601,582	17,066,881
Qorvo, Inc. *	175,400	7,705,322
Skyworks Solutions, Inc.	220,000	16,992,800
Texas Instruments, Inc.	1,211,454	68,713,671
Xilinx, Inc.	313,563	14,931,870
		525,856,224
Software & Services 11.9%
Accenture plc, Class A	729,400	78,191,680
Activision Blizzard, Inc.	584,000	20,299,840
Adobe Systems, Inc. *	582,776	51,668,920
Akamai Technologies, Inc. *	202,841	12,336,790
Alliance Data Systems Corp. *	72,500	21,554,975
Alphabet, Inc., Class A *	336,212	247,919,367
Alphabet, Inc., Class C *	349,175	248,197,082
Autodesk, Inc. *	269,681	14,883,694
Automatic Data Processing, Inc.	543,373	47,268,017
CA, Inc.	370,925	10,278,332
Citrix Systems, Inc. *	193,308	15,870,587
Cognizant Technology Solutions Corp., Class A *	708,596	48,262,473
Computer Sciences Corp.	162,140	10,796,903
Security	Number of Shares	Value ($)
eBay, Inc. *	1,297,169	36,191,015
Electronic Arts, Inc. *	357,392	25,757,241
Facebook, Inc., Class A *	2,644,800	269,690,256
Fidelity National Information Services, Inc.	335,634	24,474,431
Fiserv, Inc. *	280,704	27,090,743
International Business Machines Corp.	1,053,390	147,558,871
Intuit, Inc.	328,609	32,016,375
MasterCard, Inc., Class A	1,167,690	115,589,633
Microsoft Corp.	9,356,331	492,517,264
Oracle Corp.	3,803,386	147,723,512
Paychex, Inc.	371,965	19,185,955
PayPal Holdings, Inc. *	1,297,169	46,711,056
Red Hat, Inc. *	210,100	16,621,011
salesforce.com, Inc. *	726,665	56,469,137
Symantec Corp.	793,750	16,351,250
Teradata Corp. *	159,871	4,493,974
The Western Union Co.	573,025	11,030,731
Total System Services, Inc.	207,100	10,862,395
VeriSign, Inc. *	112,125	9,037,275
Visa, Inc., Class A	2,282,600	177,084,108
Xerox Corp.	1,208,366	11,346,557
Yahoo! Inc. *	1,012,455	36,063,647
		2,561,395,097
Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	362,300	19,643,906
Apple, Inc.	6,669,715	797,030,943
Cisco Systems, Inc.	5,965,928	172,117,023
Corning, Inc.	1,427,787	26,556,838
EMC Corp.	2,259,645	59,247,892
F5 Networks, Inc. *	82,400	9,080,480
FLIR Systems, Inc.	149,700	3,992,499
Harris Corp.	145,100	11,481,763
Hewlett-Packard Co.	2,113,108	56,969,392
Juniper Networks, Inc.	403,065	12,652,210
Motorola Solutions, Inc.	186,422	13,043,947
NetApp, Inc.	342,374	11,640,716
QUALCOMM, Inc.	1,836,165	109,104,924
SanDisk Corp.	247,324	19,043,948
Seagate Technology plc	351,900	13,393,314
TE Connectivity Ltd.	468,700	30,203,028
Western Digital Corp.	268,300	17,927,806
		1,383,130,629
Telecommunication Services 2.4%
AT&T, Inc.	7,206,802	241,499,935
CenturyLink, Inc.	645,643	18,213,589
Frontier Communications Corp.	1,396,845	7,179,783
Level 3 Communications, Inc. *	329,800	16,803,310
Verizon Communications, Inc.	4,763,278	223,302,473
		506,999,090
Transportation 2.2%
American Airlines Group, Inc.	779,100	36,010,002
C.H. Robinson Worldwide, Inc.	168,095	11,662,431
CSX Corp.	1,148,591	31,000,471
Delta Air Lines, Inc.	925,300	47,042,252
See financial notes    5

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Expeditors International of Washington, Inc.	216,900	10,799,451
FedEx Corp.	306,768	47,871,146
JB Hunt Transport Services, Inc.	108,100	8,255,597
Kansas City Southern	129,400	10,709,144
Norfolk Southern Corp.	357,892	28,642,097
Ryder System, Inc.	60,702	4,357,190
Southwest Airlines Co.	780,136	36,112,495
Union Pacific Corp.	1,014,150	90,614,303
United Continental Holdings, Inc. *	450,000	27,139,500
United Parcel Service, Inc., Class B	816,618	84,127,986
		474,344,065
Utilities 2.9%
AES Corp.	781,249	8,554,677
AGL Resources, Inc.	146,540	9,158,750
Ameren Corp.	287,020	12,537,034
American Electric Power Co., Inc.	585,802	33,185,683
CenterPoint Energy, Inc.	514,366	9,541,489
CMS Energy Corp.	317,784	11,462,469
Consolidated Edison, Inc.	347,565	22,852,399
Dominion Resources, Inc.	687,064	49,076,982
DTE Energy Co.	202,612	16,531,113
Duke Energy Corp.	807,599	57,719,101
Edison International	390,093	23,608,428
Entergy Corp.	209,653	14,289,948
Eversource Energy	359,500	18,312,930
Exelon Corp.	1,009,093	28,173,877
FirstEnergy Corp.	488,694	15,247,253
NextEra Energy, Inc.	540,638	55,501,897
NiSource, Inc.	374,662	7,178,524
NRG Energy, Inc.	378,600	4,880,154
Pepco Holdings, Inc.	316,200	8,420,406
PG&E Corp.	580,506	30,999,020
Pinnacle West Capital Corp.	125,361	7,961,677
PPL Corp.	790,470	27,192,168
Public Service Enterprise Group, Inc.	582,070	24,033,670
SCANA Corp.	157,500	9,327,150
Sempra Energy	270,569	27,708,971
TECO Energy, Inc.	273,819	7,393,113
The Southern Co.	1,065,625	48,059,687
WEC Energy Group, Inc.	369,078	19,029,662
Xcel Energy, Inc.	591,586	21,078,209
		629,016,441
Total Common Stock
(Cost $12,296,413,364)		21,436,762,073

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	22,609,285	22,609,285
Total Other Investment Company
(Cost $22,609,285)		22,609,285
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
JPMorgan Chase Bank
0.03%, 11/02/15	120,801,912	120,801,912
Total Short-Term Investment
(Cost $120,801,912)		120,801,912

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $12,472,604,206 and the unrealized appreciation and depreciation were $9,712,924,583 and ($605,355,519), respectively, with a net unrealized appreciation of $9,107,569,064.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $22,505,104.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	1,200	124,422,000	5,465,100
6    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,065,086,022	6,513,773,763
0.7%	Other Investment Companies	45,418,794	45,418,794
100.1%	Total Investments	2,110,504,816	6,559,192,557
(0.1%)	Other Assets and Liabilities, Net		(9,269,301)
100.0%	Net Assets		6,549,923,256

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
Autoliv, Inc.	29,200	3,540,208
BorgWarner, Inc.	69,096	2,958,691
Dana Holding Corp.	50,100	841,680
Delphi Automotive plc	91,200	7,586,928
Ford Motor Co.	1,208,087	17,891,768
General Motors Co.	448,100	15,643,171
Gentex Corp.	97,544	1,598,746
Harley-Davidson, Inc.	66,292	3,278,139
Johnson Controls, Inc.	209,054	9,445,060
Lear Corp.	23,600	2,951,416
Tesla Motors, Inc. *	30,600	6,332,058
The Goodyear Tire & Rubber Co.	83,100	2,729,004
Visteon Corp. *	12,000	1,308,840
		76,105,709
Banks 5.5%
Bank of America Corp.	3,277,241	54,992,104
BB&T Corp.	242,700	9,016,305
BOK Financial Corp.	8,900	597,902
CIT Group, Inc.	50,900	2,188,700
Citigroup, Inc.	945,456	50,269,896
Comerica, Inc.	51,128	2,218,955
Commerce Bancshares, Inc.	26,650	1,213,908
Cullen/Frost Bankers, Inc.	16,900	1,156,636
East West Bancorp, Inc.	45,800	1,849,862
Fifth Third Bancorp	259,984	4,952,695
First Republic Bank	40,200	2,625,462
Hudson City Bancorp, Inc.	146,840	1,486,021
Huntington Bancshares, Inc.	244,898	2,686,531
Investors Bancorp, Inc.	108,730	1,360,212
JPMorgan Chase & Co.	1,160,878	74,586,412
KeyCorp	259,914	3,228,132
Security	Number of Shares	Value ($)
M&T Bank Corp.	42,943	5,146,719
New York Community Bancorp, Inc.	149,882	2,476,051
PacWest Bancorp	30,300	1,364,712
People's United Financial, Inc.	103,793	1,655,498
Popular, Inc.	31,600	934,412
Prosperity Bancshares, Inc.	15,900	816,942
Regions Financial Corp.	427,606	3,998,116
Signature Bank *	15,700	2,338,044
SunTrust Banks, Inc.	164,193	6,817,293
SVB Financial Group *	14,900	1,818,843
Synovus Financial Corp.	44,657	1,412,501
TFS Financial Corp.	27,300	479,388
The PNC Financial Services Group, Inc.	160,634	14,498,825
U.S. Bancorp	519,005	21,891,631
Umpqua Holdings Corp.	67,000	1,118,900
Wells Fargo & Co.	1,466,996	79,423,163
Zions Bancorp	63,198	1,818,206
		362,438,977
Capital Goods 7.4%
3M Co.	193,754	30,460,066
A.O. Smith Corp.	25,400	1,951,228
Acuity Brands, Inc.	14,300	3,125,980
AECOM *	49,700	1,464,659
AGCO Corp.	24,200	1,171,038
Air Lease Corp.	31,700	1,068,607
Allegion plc	28,700	1,870,379
Allison Transmission Holdings, Inc.	52,700	1,512,490
AMETEK, Inc.	75,105	4,117,256
B/E Aerospace, Inc.	31,700	1,488,315
Carlisle Cos., Inc.	20,736	1,804,032
Caterpillar, Inc.	190,796	13,926,200
Chicago Bridge & Iron Co., N.V. (b)	27,108	1,216,336
CLARCOR, Inc.	18,200	907,452
Colfax Corp. *	27,300	736,008
Crane Co.	16,384	862,454
Cummins, Inc.	53,492	5,536,957
Curtiss-Wright Corp.	15,200	1,057,312
Danaher Corp.	188,440	17,583,336
Deere & Co.	95,946	7,483,788
Donaldson Co., Inc.	43,500	1,313,700
Dover Corp.	50,237	3,236,770
Eaton Corp. plc	149,101	8,336,237
Emerson Electric Co.	200,228	9,456,768
Esterline Technologies Corp. *	10,100	778,205
Fastenal Co. (b)	92,300	3,614,468
Flowserve Corp.	43,023	1,994,546
Fluor Corp.	47,658	2,278,529
Fortune Brands Home & Security, Inc.	52,900	2,768,257
General Dynamics Corp.	93,944	13,958,200
General Electric Co.	3,162,802	91,468,234
Graco, Inc.	20,294	1,489,580
HD Supply Holdings, Inc. *	51,900	1,546,101
HEICO Corp.	5,006	252,503
Hexcel Corp.	33,500	1,551,720
Honeywell International, Inc.	243,699	25,169,233
Hubbell, Inc., Class B	16,932	1,639,864
Huntington Ingalls Industries, Inc.	16,200	1,943,028
IDEX Corp.	24,006	1,842,701
See financial notes    7

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	106,104	9,755,202
Ingersoll-Rand plc	82,400	4,883,024
ITT Corp.	30,300	1,199,274
Jacobs Engineering Group, Inc. *	38,756	1,555,666
Joy Global, Inc.	26,308	451,971
L-3 Communications Holdings, Inc.	25,874	3,270,474
Lennox International, Inc.	11,700	1,553,877
Lincoln Electric Holdings, Inc.	22,200	1,327,782
Lockheed Martin Corp.	84,264	18,523,755
Masco Corp.	108,836	3,156,244
MSC Industrial Direct Co., Inc., Class A	15,558	976,576
Nordson Corp.	18,000	1,282,320
Northrop Grumman Corp.	57,932	10,876,733
Orbital ATK, Inc.	18,500	1,583,970
Oshkosh Corp.	23,600	969,724
Owens Corning	36,900	1,680,057
PACCAR, Inc.	113,889	5,996,256
Parker-Hannifin Corp.	44,553	4,664,699
Pentair plc	57,895	3,237,488
Precision Castparts Corp.	42,901	9,901,980
Quanta Services, Inc. *	59,400	1,194,534
Raytheon Co.	96,090	11,280,966
Rockwell Automation, Inc.	42,649	4,655,565
Rockwell Collins, Inc.	40,653	3,525,428
Roper Technologies, Inc.	32,591	6,073,333
Sensata Technologies Holding N.V. *	50,100	2,409,309
Snap-on, Inc.	17,250	2,861,602
SolarCity Corp. *(b)	15,700	465,505
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,972,476
SPX Corp.	12,614	154,522
Stanley Black & Decker, Inc.	46,641	4,943,013
Teledyne Technologies, Inc. *	12,600	1,124,298
Textron, Inc.	88,938	3,750,515
The Boeing Co.	200,889	29,745,634
The Middleby Corp. *	18,300	2,140,002
The Timken Co.	21,394	676,050
The Toro Co.	19,200	1,445,184
TransDigm Group, Inc. *	16,600	3,649,510
Trinity Industries, Inc.	44,200	1,196,494
United Rentals, Inc. *	31,467	2,355,620
United Technologies Corp.	258,203	25,409,757
USG Corp. *	29,200	688,244
W.W. Grainger, Inc.	19,476	4,089,960
WABCO Holdings, Inc. *	18,000	2,020,140
Wabtec Corp.	28,800	2,386,656
Watsco, Inc.	7,000	861,210
Xylem, Inc.	53,400	1,944,294
		483,849,430
Commercial & Professional Supplies 0.8%
Cintas Corp.	29,210	2,719,159
Copart, Inc. *	36,074	1,306,240
Equifax, Inc.	37,300	3,975,061
IHS, Inc., Class A *	20,000	2,390,800
KAR Auction Services, Inc.	44,400	1,704,960
ManpowerGroup, Inc.	25,491	2,339,564
Nielsen Holdings plc	116,700	5,544,417
Pitney Bowes, Inc.	67,841	1,400,917
Security	Number of Shares	Value ($)
R.R. Donnelley & Sons Co.	58,400	985,208
Republic Services, Inc.	69,681	3,047,847
Robert Half International, Inc.	43,891	2,311,300
Rollins, Inc.	32,850	881,037
Stericycle, Inc. *	27,098	3,288,884
The ADT Corp.	54,700	1,807,288
The Dun & Bradstreet Corp.	10,925	1,244,030
Towers Watson & Co., Class A	20,900	2,582,404
Tyco International plc	126,900	4,624,236
Verisk Analytics, Inc. *	47,800	3,422,958
Waste Connections, Inc.	37,900	2,064,792
Waste Management, Inc.	131,077	7,046,699
		54,687,801
Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,576,633
Carter's, Inc.	17,300	1,572,224
Coach, Inc.	91,330	2,849,496
D.R. Horton, Inc.	107,597	3,167,656
Fossil Group, Inc. *	13,700	745,417
Garmin Ltd.	39,886	1,414,756
GoPro, Inc., Class A *(b)	23,300	582,500
Hanesbrands, Inc.	121,600	3,883,904
Harman International Industries, Inc.	23,697	2,605,722
Hasbro, Inc.	34,225	2,629,507
Jarden Corp. *	63,675	2,852,640
Kate Spade & Co. *	39,500	709,815
Leggett & Platt, Inc.	46,944	2,113,888
Lennar Corp., Class A	51,975	2,602,388
lululemon athletica, Inc. *	34,500	1,696,365
Mattel, Inc.	102,797	2,526,750
Michael Kors Holdings Ltd. *	58,300	2,252,712
Mohawk Industries, Inc. *	19,439	3,800,325
Newell Rubbermaid, Inc.	88,526	3,756,158
NIKE, Inc., Class B	211,456	27,707,080
NVR, Inc. *	1,098	1,798,260
Polaris Industries, Inc.	19,200	2,156,928
PulteGroup, Inc.	98,799	1,810,986
PVH Corp.	25,514	2,320,498
Ralph Lauren Corp.	18,395	2,037,614
Tempur Sealy International, Inc. *	18,900	1,471,176
Toll Brothers, Inc. *	50,000	1,798,500
Under Armour, Inc., Class A *	56,200	5,343,496
VF Corp.	108,528	7,327,811
Whirlpool Corp.	24,515	3,925,832
		101,037,037
Consumer Services 2.3%
Aramark	65,800	1,997,030
Bloomin' Brands, Inc.	33,500	568,495
Bright Horizons Family Solutions, Inc. *	12,900	825,858
Brinker International, Inc.	17,700	805,527
Buffalo Wild Wings, Inc. *	6,100	941,047
Carnival Corp.	146,860	7,942,189
Chipotle Mexican Grill, Inc. *	9,950	6,370,288
Choice Hotels International, Inc.	11,700	612,027
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,113,426
8    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	34,165	2,114,472
Domino's Pizza, Inc.	18,600	1,984,062
Dunkin' Brands Group, Inc.	28,000	1,159,480
Extended Stay America, Inc.	15,000	288,000
Graham Holdings Co., Class B	1,254	692,797
H&R Block, Inc.	84,898	3,163,299
Hilton Worldwide Holdings, Inc.	164,800	4,118,352
Hyatt Hotels Corp., Class A *	7,700	388,080
Jack in the Box, Inc.	12,400	924,172
Las Vegas Sands Corp.	117,863	5,835,397
Marriott International, Inc., Class A	64,875	4,981,102
McDonald's Corp.	293,636	32,960,641
MGM Resorts International *	147,287	3,415,586
Norwegian Cruise Line Holdings Ltd. *	48,900	3,111,018
Panera Bread Co., Class A *	8,600	1,525,382
Royal Caribbean Cruises Ltd.	52,391	5,152,655
Service Corp. International	63,100	1,783,206
ServiceMaster Global Holdings, Inc. *	32,600	1,162,190
Six Flags Entertainment Corp.	30,200	1,571,608
Starbucks Corp.	468,254	29,298,653
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,356,270
The Wendy's Co.	90,700	830,812
Vail Resorts, Inc.	11,800	1,347,206
Wyndham Worldwide Corp.	39,217	3,190,303
Wynn Resorts Ltd. (b)	24,842	1,737,698
Yum! Brands, Inc.	135,676	9,620,785
		147,889,113
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	17,859	3,219,263
Ally Financial, Inc. *	138,400	2,756,928
American Express Co.	266,277	19,507,453
Ameriprise Financial, Inc.	57,357	6,616,704
Artisan Partners Asset Management, Inc., Class A	14,000	535,500
Berkshire Hathaway, Inc., Class B *	588,012	79,981,392
BlackRock, Inc.	39,765	13,996,087
Capital One Financial Corp.	168,653	13,306,722
CBOE Holdings, Inc.	25,400	1,702,816
CME Group, Inc.	105,380	9,955,249
Discover Financial Services	134,724	7,574,183
E*TRADE Financial Corp. *	86,290	2,460,128
Eaton Vance Corp.	39,084	1,411,323
FactSet Research Systems, Inc.	12,900	2,259,048
Federated Investors, Inc., Class B	30,200	928,046
Franklin Resources, Inc.	124,158	5,060,680
Intercontinental Exchange, Inc.	34,510	8,710,324
Invesco Ltd.	135,190	4,484,252
Lazard Ltd., Class A	40,900	1,894,488
Legg Mason, Inc.	31,214	1,396,827
Leucadia National Corp.	101,178	2,024,572
LPL Financial Holdings, Inc. (b)	26,200	1,116,120
McGraw Hill Financial, Inc.	84,736	7,849,943
Moody's Corp.	56,526	5,435,540
Morgan Stanley	475,748	15,685,412
MSCI, Inc.	29,450	1,973,150
Nasdaq, Inc.	36,337	2,103,549
Navient Corp.	128,500	1,694,915
Security	Number of Shares	Value ($)
Northern Trust Corp.	70,876	4,988,962
NorthStar Asset Management Group, Inc.	60,300	882,189
Raymond James Financial, Inc.	39,649	2,185,056
Santander Consumer USA Holdings, Inc. *	31,700	570,917
SEI Investments Co.	42,148	2,184,109
SLM Corp. *	136,624	964,565
Springleaf Holdings, Inc. *	12,500	586,375
State Street Corp.	129,150	8,911,350
T. Rowe Price Group, Inc.	81,850	6,189,497
TD Ameritrade Holding Corp.	87,231	3,006,853
The Bank of New York Mellon Corp.	344,396	14,344,093
The Charles Schwab Corp. (a)	375,265	11,453,088
The Goldman Sachs Group, Inc.	126,432	23,706,000
Voya Financial, Inc.	69,800	2,831,786
Waddell & Reed Financial, Inc., Class A	29,000	1,071,260
		309,516,714
Energy 6.7%
Anadarko Petroleum Corp.	159,148	10,643,818
Antero Resources Corp. *(b)	17,500	412,475
Apache Corp.	118,700	5,594,331
Baker Hughes, Inc.	135,606	7,143,724
Cabot Oil & Gas Corp.	135,396	2,939,447
Cameron International Corp. *	59,300	4,032,993
Cheniere Energy, Inc. *	74,900	3,709,048
Chesapeake Energy Corp. (b)	162,497	1,158,604
Chevron Corp.	588,837	53,513,507
Cimarex Energy Co.	29,115	3,437,317
Cobalt International Energy, Inc. *	89,900	689,533
Columbia Pipeline Group, Inc.	95,880	1,991,428
Concho Resources, Inc. *	38,200	4,427,762
ConocoPhillips	385,266	20,553,941
CONSOL Energy, Inc.	77,098	513,473
Continental Resources, Inc. *	25,800	874,878
Core Laboratories N.V.	13,300	1,547,189
Devon Energy Corp.	123,082	5,160,828
Diamond Offshore Drilling, Inc. (b)	23,629	469,745
Diamondback Energy, Inc. *	17,700	1,306,968
Energen Corp.	24,496	1,424,442
Ensco plc, Class A	76,000	1,263,880
EOG Resources, Inc.	173,304	14,878,148
EQT Corp.	46,600	3,078,862
Exxon Mobil Corp.	1,309,563	108,353,243
FMC Technologies, Inc. *	72,568	2,454,975
Gulfport Energy Corp. *	32,500	990,275
Halliburton Co.	270,188	10,369,815
Helmerich & Payne, Inc.	31,392	1,766,428
Hess Corp.	74,123	4,166,454
HollyFrontier Corp.	58,600	2,869,642
Kinder Morgan, Inc.	566,917	15,505,180
Marathon Oil Corp.	217,096	3,990,224
Marathon Petroleum Corp.	171,000	8,857,800
Memorial Resource Development Corp. *	22,800	403,332
Murphy Oil Corp.	49,944	1,419,908
National Oilwell Varco, Inc.	119,426	4,495,195
Newfield Exploration Co. *	53,966	2,168,894
See financial notes    9

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Noble Corp., plc (b)	85,800	1,155,726
Noble Energy, Inc.	134,622	4,824,852
Occidental Petroleum Corp.	239,416	17,846,069
Oceaneering International, Inc.	28,900	1,214,378
ONEOK, Inc.	66,824	2,266,670
Phillips 66	150,900	13,437,645
Pioneer Natural Resources Co.	45,811	6,282,521
QEP Resources, Inc.	44,400	686,424
Range Resources Corp.	53,928	1,641,568
Schlumberger Ltd.	397,547	31,072,273
Southwestern Energy Co. *	121,188	1,337,916
Spectra Energy Corp.	209,421	5,983,158
Targa Resources Corp.	13,500	771,525
Tesoro Corp.	39,812	4,257,097
The Williams Cos., Inc.	214,321	8,452,820
Transocean Ltd. (b)	113,100	1,790,373
Valero Energy Corp.	154,120	10,159,590
Weatherford International plc *	229,600	2,351,104
Western Refining, Inc.	18,800	782,456
Whiting Petroleum Corp. *	64,700	1,114,781
World Fuel Services Corp.	24,500	1,089,270
		437,095,922
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	12,200	1,295,884
Costco Wholesale Corp.	138,259	21,861,513
CVS Health Corp.	350,211	34,593,843
Rite Aid Corp. *	319,300	2,516,084
Sprouts Farmers Market, Inc. *	39,400	802,972
Sysco Corp.	173,130	7,141,612
The Kroger Co.	305,626	11,552,663
United Natural Foods, Inc. *	16,600	837,470
Wal-Mart Stores, Inc.	494,027	28,278,105
Walgreens Boots Alliance, Inc.	272,669	23,089,611
Whole Foods Market, Inc.	110,632	3,314,535
		135,284,292
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	617,605	37,346,574
Archer-Daniels-Midland Co.	190,205	8,684,760
Brown-Forman Corp., Class B	32,180	3,416,872
Bunge Ltd.	45,892	3,348,280
Campbell Soup Co.	53,858	2,735,448
Coca-Cola Enterprises, Inc.	67,972	3,489,683
ConAgra Foods, Inc.	136,097	5,518,733
Constellation Brands, Inc., Class A	54,132	7,296,994
Dr Pepper Snapple Group, Inc.	57,920	5,176,311
Flowers Foods, Inc.	56,925	1,536,975
General Mills, Inc.	191,600	11,133,876
Hormel Foods Corp.	40,594	2,742,125
Ingredion, Inc.	21,800	2,072,308
Kellogg Co.	79,931	5,636,734
Keurig Green Mountain, Inc.	38,000	1,928,500
McCormick & Co., Inc. - Non Voting Shares	35,254	2,960,631
Mead Johnson Nutrition Co.	62,500	5,125,000
Molson Coors Brewing Co., Class B	49,272	4,340,863
Mondelez International, Inc., Class A	505,364	23,327,602
Monster Beverage Corp. *	48,100	6,556,992
Security	Number of Shares	Value ($)
PepsiCo, Inc.	463,285	47,343,094
Philip Morris International, Inc.	484,265	42,809,026
Pilgrim's Pride Corp. (b)	15,000	284,850
Pinnacle Foods, Inc.	36,500	1,608,920
Reynolds American, Inc.	255,692	12,355,038
Seaboard Corp. *	105	353,640
The Boston Beer Co., Inc., Class A *	2,800	614,852
The Coca-Cola Co.	1,232,948	52,215,348
The Hain Celestial Group, Inc. *	29,400	1,465,590
The Hershey Co.	45,564	4,041,071
The JM Smucker Co.	31,301	3,674,424
The Kraft Heinz Co.	187,500	14,619,375
The WhiteWave Foods Co. *	55,779	2,285,824
TreeHouse Foods, Inc. *	13,600	1,164,704
Tyson Foods, Inc., Class A	95,159	4,221,253
		333,432,270
Health Care Equipment & Services 4.9%
Abbott Laboratories	469,946	21,053,581
Acadia Healthcare Co., Inc. *	18,700	1,148,367
Aetna, Inc.	109,934	12,618,224
Alere, Inc. *	24,700	1,139,164
Align Technology, Inc. *	23,400	1,531,764
AmerisourceBergen Corp.	65,120	6,284,731
Anthem, Inc.	81,423	11,330,010
athenahealth, Inc. *	12,000	1,829,400
Baxter International, Inc.	170,825	6,387,147
Becton, Dickinson & Co.	64,307	9,165,034
Boston Scientific Corp. *	428,007	7,823,968
Brookdale Senior Living, Inc. *	58,000	1,212,780
C.R. Bard, Inc.	23,600	4,397,860
Cardinal Health, Inc.	104,010	8,549,622
Centene Corp. *	39,100	2,325,668
Cerner Corp. *	94,504	6,264,670
Cigna Corp.	81,054	10,864,478
Community Health Systems, Inc. *	35,624	998,897
DaVita HealthCare Partners, Inc. *	53,450	4,142,909
DENTSPLY International, Inc.	41,600	2,531,360
DexCom, Inc. *	25,900	2,157,988
Edwards Lifesciences Corp. *	34,592	5,436,133
Envision Healthcare Holdings, Inc. *	57,400	1,618,680
Express Scripts Holding Co. *	211,489	18,268,420
HCA Holdings, Inc. *	99,800	6,865,242
Health Net, Inc. *	24,400	1,567,944
HealthSouth Corp.	27,400	954,342
Henry Schein, Inc. *	25,919	3,932,171
Hologic, Inc. *	76,970	2,991,054
Humana, Inc.	46,391	8,286,824
IDEXX Laboratories, Inc. *	29,996	2,058,325
IMS Health Holdings, Inc. *	44,600	1,214,012
Intuitive Surgical, Inc. *	11,341	5,631,941
Laboratory Corp. of America Holdings *	30,368	3,727,368
McKesson Corp.	72,247	12,917,764
MEDNAX, Inc. *	28,208	1,987,818
Medtronic plc	444,022	32,822,106
Patterson Cos., Inc.	29,800	1,412,520
Premier, Inc., Class A *	10,000	338,100
Quest Diagnostics, Inc.	47,347	3,217,229
ResMed, Inc.	43,716	2,518,479
Sirona Dental Systems, Inc. *	18,900	2,062,557
10    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
St. Jude Medical, Inc.	87,455	5,580,504
STERIS Corp.	17,800	1,334,110
Stryker Corp.	97,854	9,356,799
Team Health Holdings, Inc. *	22,500	1,342,575
Teleflex, Inc.	13,846	1,841,518
Tenet Healthcare Corp. *	33,425	1,048,542
The Cooper Cos., Inc.	14,400	2,193,984
UnitedHealth Group, Inc.	300,492	35,391,948
Universal Health Services, Inc., Class B	27,874	3,403,137
Varian Medical Systems, Inc. *	31,371	2,463,565
VCA, Inc. *	26,300	1,440,451
Veeva Systems, Inc., Class A *	22,000	558,140
WellCare Health Plans, Inc. *	14,100	1,249,260
West Pharmaceutical Services, Inc.	22,500	1,350,225
Zimmer Biomet Holdings, Inc.	52,212	5,459,809
		317,601,218
Household & Personal Products 1.8%
Avon Products, Inc.	146,436	590,137
Church & Dwight Co., Inc.	44,094	3,796,052
Colgate-Palmolive Co.	278,654	18,488,693
Coty, Inc., Class A	30,200	874,290
Edgewell Personal Care Co.	19,900	1,685,729
Energizer Holdings, Inc.	19,900	852,317
Kimberly-Clark Corp.	113,204	13,551,651
Spectrum Brands Holdings, Inc.	8,200	785,970
The Clorox Co.	41,725	5,087,947
The Estee Lauder Cos., Inc., Class A	71,668	5,766,407
The Procter & Gamble Co.	846,819	64,680,035
		116,159,228
Insurance 3.0%
ACE Ltd.	103,000	11,694,620
Aflac, Inc.	133,713	8,524,204
Alleghany Corp. *	5,186	2,573,656
Allied World Assurance Co. Holdings AG	33,600	1,221,696
American Financial Group, Inc.	17,605	1,270,905
American International Group, Inc.	405,976	25,600,847
AmTrust Financial Services, Inc.	9,800	668,556
Aon plc	88,603	8,267,546
Arch Capital Group Ltd. *	37,000	2,770,930
Arthur J. Gallagher & Co.	50,220	2,196,121
Assurant, Inc.	19,192	1,564,724
Assured Guaranty Ltd.	41,600	1,141,504
Axis Capital Holdings Ltd.	33,562	1,812,348
Brown & Brown, Inc.	39,476	1,273,891
Cincinnati Financial Corp.	43,317	2,608,983
CNA Financial Corp.	9,150	334,524
Erie Indemnity Co., Class A	8,285	724,606
Everest Re Group Ltd.	14,420	2,566,327
First American Financial Corp.	31,600	1,204,908
FNF Group	88,169	3,110,602
Genworth Financial, Inc., Class A *	166,939	781,275
Lincoln National Corp.	78,159	4,182,288
Loews Corp.	82,358	3,002,773
Markel Corp. *	4,447	3,859,996
Marsh & McLennan Cos., Inc.	166,820	9,298,547
Security	Number of Shares	Value ($)
Mercury General Corp.	10,500	567,105
MetLife, Inc.	353,344	17,801,471
Old Republic International Corp.	86,909	1,567,838
PartnerRe Ltd.	15,809	2,197,451
Principal Financial Group, Inc.	88,009	4,414,531
Prudential Financial, Inc.	141,897	11,706,502
Reinsurance Group of America, Inc.	19,510	1,760,582
RenaissanceRe Holdings Ltd.	13,907	1,524,624
The Allstate Corp.	124,698	7,716,312
The Chubb Corp.	71,112	9,198,337
The Hartford Financial Services Group, Inc.	130,995	6,059,829
The Progressive Corp.	181,542	6,014,486
The Travelers Cos., Inc.	96,947	10,944,347
Torchmark Corp.	39,097	2,268,017
Unum Group	78,214	2,710,115
Validus Holdings Ltd.	25,509	1,130,049
W. R. Berkley Corp.	32,225	1,799,122
White Mountains Insurance Group Ltd.	1,813	1,432,270
Willis Group Holdings plc	56,600	2,524,926
XL Group plc	93,067	3,543,991
		199,138,282
Materials 3.2%
Air Products & Chemicals, Inc.	61,078	8,488,620
Airgas, Inc.	21,451	2,062,728
Albemarle Corp.	37,439	2,003,735
Alcoa, Inc.	407,520	3,639,154
AptarGroup, Inc.	22,500	1,655,100
Ashland, Inc.	20,300	2,227,316
Avery Dennison Corp.	31,060	2,017,968
Axalta Coating Systems Ltd. *	41,600	1,149,408
Ball Corp.	40,576	2,779,456
Bemis Co., Inc.	35,049	1,604,543
Berry Plastics Group, Inc. *	36,100	1,209,350
Celanese Corp., Series A	49,443	3,512,925
CF Industries Holdings, Inc.	74,560	3,785,411
Crown Holdings, Inc. *	39,776	2,109,719
E.I. du Pont de Nemours & Co.	282,217	17,892,558
Eagle Materials, Inc.	15,200	1,003,656
Eastman Chemical Co.	45,762	3,302,644
Ecolab, Inc.	83,128	10,004,455
FMC Corp.	43,504	1,771,048
Freeport-McMoRan, Inc.	331,157	3,897,718
Graphic Packaging Holding Co.	104,500	1,479,720
Huntsman Corp.	64,700	852,099
International Flavors & Fragrances, Inc.	24,408	2,832,792
International Paper Co.	135,207	5,771,987
LyondellBasell Industries N.V., Class A	116,400	10,814,724
Martin Marietta Materials, Inc.	21,449	3,327,812
Monsanto Co.	145,834	13,594,645
NewMarket Corp.	3,600	1,417,464
Newmont Mining Corp.	162,928	3,170,579
Nucor Corp.	99,976	4,228,985
Owens-Illinois, Inc. *	55,877	1,204,149
Packaging Corp. of America	29,030	1,987,104
Platform Specialty Products Corp. *	37,800	394,632
PolyOne Corp.	30,900	1,033,296
See financial notes    11

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	84,812	8,842,499
Praxair, Inc.	89,328	9,923,448
Reliance Steel & Aluminum Co.	25,122	1,506,315
Royal Gold, Inc.	21,800	1,042,912
RPM International, Inc.	44,600	2,038,666
Sealed Air Corp.	65,302	3,207,634
Sigma-Aldrich Corp.	36,508	5,100,898
Silgan Holdings, Inc.	10,200	518,874
Sonoco Products Co.	33,970	1,450,179
Steel Dynamics, Inc.	74,400	1,374,168
The Chemours Co.	56,443	391,150
The Dow Chemical Co.	361,056	18,655,764
The Mosaic Co.	106,995	3,615,361
The Scotts Miracle-Gro Co., Class A	14,668	970,435
The Sherwin-Williams Co.	25,090	6,694,765
The Valspar Corp.	24,346	1,970,809
Vulcan Materials Co.	40,825	3,942,878
W.R. Grace & Co. *	21,500	2,156,450
Westlake Chemical Corp.	14,000	843,780
WestRock Co.	84,842	4,561,106
		207,035,591
Media 3.4%
AMC Networks, Inc., Class A *	19,500	1,440,855
Cablevision Systems Corp., Class A	75,110	2,447,835
CBS Corp., Class B - Non Voting Shares	142,705	6,638,637
Charter Communications, Inc., Class A *(b)	23,900	4,563,466
Cinemark Holdings, Inc.	34,600	1,226,224
Clear Channel Outdoor Holdings, Inc., Class A *	14,500	108,460
Comcast Corp., Class A	781,623	48,945,232
Discovery Communications, Inc., Class A *	47,200	1,389,568
Discovery Communications, Inc., Class C *	74,700	2,055,744
DISH Network Corp., Class A *	67,372	4,242,415
John Wiley & Sons, Inc., Class A	15,480	810,068
Liberty Broadband Corp., Class C *	20,700	1,113,039
Liberty Global plc, Class A *	79,241	3,527,809
Liberty Global plc, Series C *	193,772	8,262,438
Liberty Media Corp., Class A *	30,446	1,240,979
Liberty Media Corp., Class C *	62,700	2,454,705
Lions Gate Entertainment Corp.	26,400	1,028,808
Live Nation Entertainment, Inc. *	45,500	1,241,240
MSG Networks, Inc., Class A *	20,800	426,816
News Corp., Class A	118,782	1,829,243
News Corp., Class B	31,600	489,168
Omnicom Group, Inc.	77,888	5,835,369
Scripps Networks Interactive, Inc., Class A	30,900	1,856,472
Sirius XM Holdings, Inc. *	688,800	2,810,304
TEGNA, Inc.	73,854	1,997,012
The Interpublic Group of Cos., Inc.	127,164	2,915,871
The Madison Square Garden Co., Class A *	6,933	1,237,541
The Walt Disney Co.	487,560	55,455,075
Time Warner Cable, Inc.	87,736	16,617,198
Time Warner, Inc.	255,280	19,232,795
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	523,828	16,076,281
Viacom, Inc., Class B	106,546	5,253,783
		224,770,450
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	519,726	30,949,683
ACADIA Pharmaceuticals, Inc. *	24,700	860,054
Agilent Technologies, Inc.	107,031	4,041,491
Agios Pharmaceuticals, Inc. *	8,400	612,024
Akorn, Inc. *	23,300	623,042
Alexion Pharmaceuticals, Inc. *	70,304	12,373,504
Alkermes plc *	44,700	3,214,824
Allergan plc *	123,677	38,150,644
Alnylam Pharmaceuticals, Inc. *	22,100	1,899,495
Amgen, Inc.	238,802	37,773,700
Baxalta, Inc.	170,825	5,886,630
Bio-Rad Laboratories, Inc., Class A *	6,900	962,412
Bio-Techne Corp.	12,563	1,108,057
Biogen, Inc. *	70,155	20,380,729
BioMarin Pharmaceutical, Inc. *	49,600	5,805,184
Bristol-Myers Squibb Co.	519,939	34,289,977
Celgene Corp. *	248,040	30,436,988
Cepheid *	21,800	728,120
Charles River Laboratories International, Inc. *	14,400	939,456
Eli Lilly & Co.	305,271	24,900,955
Endo International plc *	63,428	3,805,046
Gilead Sciences, Inc.	459,344	49,668,867
Illumina, Inc. *	45,900	6,576,552
Incyte Corp. *	51,800	6,088,054
Intercept Pharmaceuticals, Inc. *	6,100	958,920
Intrexon Corp. *	15,000	504,000
Isis Pharmaceuticals, Inc. *	37,300	1,795,995
Jazz Pharmaceuticals plc *	19,200	2,635,776
Johnson & Johnson	869,187	87,813,963
Mallinckrodt plc *	35,320	2,319,464
Medivation, Inc. *	48,600	2,044,116
Merck & Co., Inc.	884,118	48,325,890
Mettler-Toledo International, Inc. *	8,800	2,736,712
Mylan N.V. *	127,600	5,625,884
OPKO Health, Inc. *(b)	101,700	961,065
Pacira Pharmaceuticals, Inc. *	11,300	564,435
PAREXEL International Corp. *	17,300	1,091,976
PerkinElmer, Inc.	38,500	1,988,140
Perrigo Co., plc	45,400	7,161,396
Pfizer, Inc.	1,936,551	65,494,155
Puma Biotechnology, Inc. *	6,200	511,004
Quintiles Transnational Holdings, Inc. *	29,500	1,877,675
Regeneron Pharmaceuticals, Inc. *	24,400	13,600,316
Seattle Genetics, Inc. *	33,600	1,394,064
Thermo Fisher Scientific, Inc.	123,798	16,190,302
United Therapeutics Corp. *	14,100	2,067,483
Vertex Pharmaceuticals, Inc. *	77,612	9,681,321
VWR Corp. *	12,900	354,879
Waters Corp. *	25,000	3,195,000
Zoetis, Inc.	144,700	6,223,547
		609,192,966
12    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	24,500	2,198,630
American Campus Communities, Inc.	31,200	1,265,784
American Capital Agency Corp.	108,300	1,930,989
American Homes 4 Rent, Class A	44,000	726,000
American Tower Corp.	132,689	13,564,796
Annaly Capital Management, Inc.	304,600	3,030,770
Apartment Investment & Management Co., Class A	49,418	1,936,691
AvalonBay Communities, Inc.	41,849	7,316,461
BioMed Realty Trust, Inc.	58,600	1,371,826
Boston Properties, Inc.	47,905	6,028,844
Brixmor Property Group, Inc.	53,700	1,375,794
Camden Property Trust	26,864	1,982,295
CBL & Associates Properties, Inc.	53,200	775,656
CBRE Group, Inc., Class A *	84,537	3,151,539
Chimera Investment Corp.	66,080	930,406
Corrections Corp. of America	38,004	1,083,114
Crown Castle International Corp.	104,627	8,941,423
CubeSmart	50,100	1,393,782
DCT Industrial Trust, Inc.	27,600	1,024,512
DDR Corp.	91,800	1,542,240
Digital Realty Trust, Inc.	41,400	3,061,944
Douglas Emmett, Inc.	47,600	1,454,180
Duke Realty Corp.	104,537	2,163,916
EPR Properties	17,000	965,770
Equinix, Inc.	17,780	5,274,970
Equity Commonwealth *	40,300	1,157,013
Equity LifeStyle Properties, Inc.	27,800	1,681,344
Equity One, Inc.	20,200	536,916
Equity Residential	115,272	8,912,831
Essex Property Trust, Inc.	20,929	4,613,589
Extra Space Storage, Inc.	37,100	2,939,804
Federal Realty Investment Trust	21,596	3,098,810
Forest City Enterprises, Inc., Class A *	61,800	1,365,780
Gaming & Leisure Properties, Inc.	32,000	933,440
General Growth Properties, Inc.	186,400	5,396,280
HCP, Inc.	144,480	5,374,656
Healthcare Trust of America, Inc., Class A	36,800	968,208
Highwoods Properties, Inc.	31,600	1,373,020
Hospitality Properties Trust	52,081	1,397,854
Host Hotels & Resorts, Inc.	240,139	4,161,609
Iron Mountain, Inc.	61,866	1,895,574
Jones Lang LaSalle, Inc.	14,800	2,467,308
Kilroy Realty Corp.	27,700	1,823,768
Kimco Realty Corp.	126,531	3,387,235
Lamar Advertising Co., Class A	26,170	1,476,773
LaSalle Hotel Properties	34,000	999,940
Liberty Property Trust	46,304	1,575,262
Mid-America Apartment Communities, Inc.	23,900	2,036,041
National Retail Properties, Inc.	43,000	1,634,000
NorthStar Realty Finance Corp.	108,050	1,297,681
Omega Healthcare Investors, Inc.	51,900	1,791,588
Outfront Media, Inc.	42,500	1,003,425
Pebblebrook Hotel Trust	22,300	762,214
Plum Creek Timber Co., Inc.	54,798	2,232,471
Security	Number of Shares	Value ($)
Post Properties, Inc.	17,000	1,015,580
Prologis, Inc.	162,080	6,925,678
Public Storage	45,509	10,442,495
Rayonier, Inc.	41,734	945,275
Realogy Holdings Corp. *	43,650	1,706,715
Realty Income Corp.	70,800	3,501,768
Regency Centers Corp.	30,582	2,078,353
Retail Properties of America, Inc., Class A	70,000	1,047,900
RLJ Lodging Trust	44,500	1,116,505
Senior Housing Properties Trust	69,500	1,055,705
Simon Property Group, Inc.	97,350	19,612,131
SL Green Realty Corp.	31,851	3,778,166
Sovran Self Storage, Inc.	10,100	1,008,687
Spirit Realty Capital, Inc.	146,700	1,493,406
Starwood Property Trust, Inc.	77,200	1,550,948
Strategic Hotels & Resorts, Inc. *	84,100	1,185,810
Sun Communities, Inc.	15,500	1,038,810
Sunstone Hotel Investors, Inc.	64,100	926,886
Tanger Factory Outlet Centers, Inc.	30,900	1,079,955
Taubman Centers, Inc.	19,800	1,524,204
The Howard Hughes Corp. *	11,500	1,421,170
The Macerich Co.	40,745	3,452,731
Two Harbors Investment Corp.	117,200	991,512
UDR, Inc.	85,262	2,938,129
Ventas, Inc.	102,229	5,491,742
VEREIT, Inc.	288,200	2,380,532
Vornado Realty Trust	54,334	5,463,284
Weingarten Realty Investors	32,102	1,147,968
Welltower, Inc.	111,421	7,227,880
Weyerhaeuser Co.	166,850	4,893,711
WP Carey, Inc.	29,500	1,869,415
WP GLIMCHER, Inc.	59,200	687,904
		243,787,721
Retailing 5.2%
Advance Auto Parts, Inc.	22,622	4,488,883
Amazon.com, Inc. *	120,241	75,258,842
AutoNation, Inc. *	26,166	1,653,430
AutoZone, Inc. *	9,533	7,477,780
Bed Bath & Beyond, Inc. *	51,220	3,054,249
Best Buy Co., Inc.	95,526	3,346,276
Burlington Stores, Inc. *	26,100	1,254,888
Cabela's, Inc. *	15,100	591,467
CarMax, Inc. *	66,800	3,941,868
CST Brands, Inc.	25,900	930,587
Dick's Sporting Goods, Inc.	26,700	1,189,485
Dillard's, Inc., Class A	9,100	814,268
Dollar General Corp.	93,400	6,329,718
Dollar Tree, Inc. *	75,018	4,912,929
Expedia, Inc.	32,204	4,389,405
Foot Locker, Inc.	45,109	3,056,135
GameStop Corp., Class A (b)	31,900	1,469,633
Genuine Parts Co.	49,630	4,504,419
GNC Holdings, Inc., Class A	26,800	797,300
Groupon, Inc. *	120,700	447,797
HSN, Inc.	9,400	581,390
Kohl's Corp.	62,565	2,885,498
L Brands, Inc.	78,823	7,565,432
Liberty Interactive Corp., QVC Group, Class A *	136,208	3,728,013
See financial notes    13

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Liberty Ventures, Series A *	44,681	1,946,751
LKQ Corp. *	99,600	2,949,156
Lowe's Cos., Inc.	288,936	21,332,145
Macy's, Inc.	102,476	5,224,226
Murphy USA, Inc. *	14,300	877,591
Netflix, Inc. *	134,800	14,609,624
Nordstrom, Inc.	41,600	2,712,736
O'Reilly Automotive, Inc. *	31,566	8,720,423
Office Depot, Inc. *	154,900	1,180,338
Penske Automotive Group, Inc.	15,300	747,252
Restoration Hardware Holdings, Inc. *	11,800	1,216,462
Ross Stores, Inc.	127,624	6,455,222
Sally Beauty Holdings, Inc. *	50,000	1,175,500
Sears Holdings Corp. *(b)	13,094	306,007
Signet Jewelers Ltd.	24,300	3,667,842
Staples, Inc.	197,970	2,571,630
Target Corp.	199,562	15,402,195
The Gap, Inc.	72,255	1,966,781
The Home Depot, Inc.	402,135	49,719,971
The Michaels Cos., Inc. *	24,100	563,458
The Priceline Group, Inc. *	15,846	23,043,887
The TJX Cos., Inc.	213,190	15,603,376
Tiffany & Co.	33,573	2,767,758
Tractor Supply Co.	41,400	3,824,946
TripAdvisor, Inc. *	33,200	2,781,496
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	3,461,804
Urban Outfitters, Inc. *	27,996	800,686
Williams-Sonoma, Inc.	25,300	1,865,875
		342,164,830
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	92,269	4,848,736
Analog Devices, Inc.	101,274	6,088,593
Applied Materials, Inc.	385,589	6,466,327
Atmel Corp.	138,500	1,052,600
Avago Technologies Ltd.	82,400	10,145,912
Broadcom Corp., Class A	176,225	9,057,965
Cavium, Inc. *	17,300	1,227,435
Cree, Inc. *	27,100	682,649
First Solar, Inc. *	26,700	1,523,769
Freescale Semiconductor Ltd. *	31,900	1,068,331
Intel Corp.	1,493,680	50,576,005
KLA-Tencor Corp.	47,638	3,197,463
Lam Research Corp.	48,319	3,700,752
Linear Technology Corp.	77,466	3,441,040
Marvell Technology Group Ltd.	135,162	1,109,680
Maxim Integrated Products, Inc.	93,400	3,827,532
Microchip Technology, Inc.	65,366	3,156,524
Micron Technology, Inc. *	333,400	5,521,104
NVIDIA Corp.	156,999	4,454,062
ON Semiconductor Corp. *	126,800	1,394,800
Qorvo, Inc. *	46,400	2,038,352
Skyworks Solutions, Inc.	59,900	4,626,676
SunEdison, Inc. *	90,500	660,650
Teradyne, Inc.	62,600	1,221,952
Texas Instruments, Inc.	320,375	18,171,670
Xilinx, Inc.	78,605	3,743,170
		153,003,749
Security	Number of Shares	Value ($)
Software & Services 11.8%
Accenture plc, Class A	195,100	20,914,720
Activision Blizzard, Inc.	157,838	5,486,449
Adobe Systems, Inc. *	155,313	13,770,051
Akamai Technologies, Inc. *	55,509	3,376,057
Alliance Data Systems Corp. *	19,371	5,759,192
Alphabet, Inc., Class A *	89,988	66,356,251
Alphabet, Inc., Class C *	93,732	66,625,643
Amdocs Ltd.	51,600	3,073,812
ANSYS, Inc. *	27,400	2,611,494
Autodesk, Inc. *	69,872	3,856,236
Automatic Data Processing, Inc.	143,151	12,452,705
Booz Allen Hamilton Holding Corp.	27,900	821,934
Broadridge Financial Solutions, Inc.	36,400	2,168,712
CA, Inc.	98,881	2,739,993
Cadence Design Systems, Inc. *	92,587	2,057,283
CDK Global, Inc.	51,400	2,559,206
Citrix Systems, Inc. *	52,400	4,302,040
Cognizant Technology Solutions Corp., Class A *	191,332	13,031,623
Computer Sciences Corp.	42,331	2,818,821
CoStar Group, Inc. *	10,600	2,152,542
DST Systems, Inc.	10,980	1,341,207
eBay, Inc. *	348,470	9,722,313
Electronic Arts, Inc. *	98,381	7,090,319
Facebook, Inc., Class A *	708,500	72,245,745
Fidelity National Information Services, Inc.	89,008	6,490,463
FireEye, Inc. *	44,400	1,161,060
Fiserv, Inc. *	76,278	7,361,590
FleetCor Technologies, Inc. *	24,100	3,491,126
Fortinet, Inc. *	44,600	1,532,456
Gartner, Inc. *	26,400	2,393,688
Genpact Ltd. *	44,550	1,103,949
Global Payments, Inc.	19,738	2,692,461
Guidewire Software, Inc. *	21,100	1,228,653
IAC/InterActiveCorp	25,730	1,724,167
International Business Machines Corp.	282,040	39,508,163
Intuit, Inc.	86,444	8,422,239
Jack Henry & Associates, Inc.	24,200	1,871,628
LinkedIn Corp., Class A *	35,900	8,647,233
Manhattan Associates, Inc. *	24,200	1,762,970
MasterCard, Inc., Class A	312,010	30,885,870
MAXIMUS, Inc.	21,300	1,452,660
Microsoft Corp.	2,507,338	131,986,272
NetSuite, Inc. *	9,800	833,686
Nuance Communications, Inc. *	79,800	1,354,206
Oracle Corp.	1,018,410	39,555,044
Pandora Media, Inc. *	69,100	795,341
Paychex, Inc.	102,528	5,288,394
PayPal Holdings, Inc. *	348,470	12,548,405
PTC, Inc. *	39,700	1,406,968
Rackspace Hosting, Inc. *	35,200	909,920
Red Hat, Inc. *	57,283	4,531,658
Sabre Corp.	40,700	1,193,324
salesforce.com, Inc. *	194,940	15,148,787
ServiceNow, Inc. *	45,800	3,739,570
SolarWinds, Inc. *	20,600	1,195,418
Solera Holdings, Inc.	18,400	1,005,744
Splunk, Inc. *	37,800	2,122,848
14    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	24,500	1,816,675
Symantec Corp.	213,489	4,397,873
Synopsys, Inc. *	48,700	2,434,026
Syntel, Inc. *	11,300	531,552
Tableau Software, Inc., Class A *	17,200	1,444,112
Teradata Corp. *	48,044	1,350,517
The Ultimate Software Group, Inc. *	8,900	1,818,715
The Western Union Co.	163,440	3,146,220
Total System Services, Inc.	55,100	2,889,995
Twitter, Inc. *	181,600	5,168,336
Tyler Technologies, Inc. *	11,200	1,908,032
Vantiv, Inc., Class A *	45,300	2,271,795
VeriFone Systems, Inc. *	35,800	1,079,012
Verint Systems, Inc. *	21,200	1,008,696
VeriSign, Inc. *	29,605	2,386,163
Visa, Inc., Class A	611,200	47,416,896
VMware, Inc., Class A *	24,100	1,449,615
WEX, Inc. *	13,100	1,177,821
Workday, Inc., Class A *	34,300	2,708,671
Xerox Corp.	331,345	3,111,330
Yahoo! Inc. *	274,979	9,794,752
Yelp, Inc. *	18,400	409,400
Zillow Group, Inc., Class A *(b)	13,200	406,692
Zillow Group, Inc., Class C *(b)	38,200	1,057,758
		773,864,963
Technology Hardware & Equipment 6.1%
3D Systems Corp. *(b)	30,149	303,299
Amphenol Corp., Class A	98,240	5,326,573
Apple, Inc.	1,788,174	213,686,793
Arista Networks, Inc. *(b)	10,800	696,708
ARRIS Group, Inc. *	36,900	1,042,794
Arrow Electronics, Inc. *	28,800	1,583,712
Avnet, Inc.	42,546	1,932,865
Belden, Inc.	13,900	890,017
Brocade Communications Systems, Inc.	127,300	1,326,466
CDW Corp.	42,900	1,917,201
Cisco Systems, Inc.	1,599,015	46,131,583
Cognex Corp.	26,700	1,003,920
CommScope Holding Co., Inc. *	37,600	1,219,368
Corning, Inc.	377,663	7,024,532
Dolby Laboratories, Inc., Class A	17,400	603,258
EchoStar Corp., Class A *	13,254	594,177
EMC Corp.	610,424	16,005,317
F5 Networks, Inc. *	23,200	2,556,640
FEI Co.	12,500	902,375
FLIR Systems, Inc.	38,200	1,018,794
Harris Corp.	38,807	3,070,798
Hewlett-Packard Co.	568,768	15,333,985
Ingram Micro, Inc., Class A	53,851	1,603,683
IPG Photonics Corp. *	9,400	776,628
Jabil Circuit, Inc.	62,300	1,431,654
Juniper Networks, Inc.	110,994	3,484,102
Keysight Technologies, Inc. *	54,100	1,789,628
Motorola Solutions, Inc.	49,912	3,492,342
National Instruments Corp.	31,200	950,664
NCR Corp. *	53,544	1,424,270
NetApp, Inc.	99,600	3,386,400
Palo Alto Networks, Inc. *	22,300	3,590,300
QUALCOMM, Inc.	492,478	29,263,043
Security	Number of Shares	Value ($)
SanDisk Corp.	64,958	5,001,766
Seagate Technology plc	92,137	3,506,734
TE Connectivity Ltd.	126,600	8,158,104
Trimble Navigation Ltd. *	84,000	1,911,000
Western Digital Corp.	71,412	4,771,750
Zebra Technologies Corp., Class A *	16,700	1,284,230
		399,997,473
Telecommunication Services 2.2%
AT&T, Inc.	1,926,241	64,548,336
CenturyLink, Inc.	182,811	5,157,098
Frontier Communications Corp.	338,406	1,739,407
Level 3 Communications, Inc. *	91,920	4,683,324
SBA Communications Corp., Class A *	41,300	4,915,526
Sprint Corp. *	278,164	1,315,716
T-Mobile US, Inc. *	82,500	3,125,925
Verizon Communications, Inc.	1,272,057	59,634,032
Windstream Holdings, Inc. (b)	33,024	214,986
		145,334,350
Transportation 2.2%
Alaska Air Group, Inc.	38,800	2,958,500
AMERCO	2,000	812,620
American Airlines Group, Inc.	207,800	9,604,516
Avis Budget Group, Inc. *	34,800	1,737,912
C.H. Robinson Worldwide, Inc.	43,348	3,007,484
CSX Corp.	307,626	8,302,826
Delta Air Lines, Inc.	250,600	12,740,504
Expeditors International of Washington, Inc.	59,698	2,972,363
FedEx Corp.	81,728	12,753,654
Genesee & Wyoming, Inc., Class A *	14,700	986,370
Hertz Global Holdings, Inc. *	125,000	2,437,500
JB Hunt Transport Services, Inc.	30,591	2,336,235
JetBlue Airways Corp. *	99,400	2,469,096
Kansas City Southern	33,100	2,739,356
Kirby Corp. *	18,900	1,233,981
Norfolk Southern Corp.	96,586	7,729,778
Old Dominion Freight Line, Inc. *	19,400	1,201,636
Ryder System, Inc.	16,964	1,217,676
Southwest Airlines Co.	208,488	9,650,910
Spirit Airlines, Inc. *	23,400	868,608
Swift Transportation Co. *	23,800	371,994
Union Pacific Corp.	271,224	24,233,864
United Continental Holdings, Inc. *	120,282	7,254,207
United Parcel Service, Inc., Class B	216,935	22,348,644
		141,970,234
Utilities 3.0%
AES Corp.	224,702	2,460,487
AGL Resources, Inc.	38,087	2,380,438
Alliant Energy Corp.	37,400	2,207,348
Ameren Corp.	78,585	3,432,593
American Electric Power Co., Inc.	153,071	8,671,472
American Water Works Co., Inc.	59,700	3,424,392
Aqua America, Inc.	58,917	1,685,026
Atmos Energy Corp.	30,718	1,935,234
Calpine Corp. *	112,000	1,737,120
CenterPoint Energy, Inc.	133,911	2,484,049
See financial notes    15

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Cleco Corp.	18,800	996,400
CMS Energy Corp.	85,733	3,092,389
Consolidated Edison, Inc.	89,906	5,911,320
Dominion Resources, Inc.	186,908	13,350,838
DTE Energy Co.	55,897	4,560,636
Duke Energy Corp.	220,995	15,794,513
Dynegy, Inc. *	33,000	641,190
Edison International	99,454	6,018,956
Entergy Corp.	57,362	3,909,794
Eversource Energy	101,312	5,160,833
Exelon Corp.	264,319	7,379,786
FirstEnergy Corp.	136,391	4,255,399
Great Plains Energy, Inc.	52,000	1,430,000
Hawaiian Electric Industries, Inc.	32,000	936,320
IDACORP, Inc.	12,700	848,995
ITC Holdings Corp.	52,200	1,707,984
MDU Resources Group, Inc.	64,217	1,211,133
National Fuel Gas Co.	28,047	1,473,309
NextEra Energy, Inc.	142,308	14,609,339
NiSource, Inc.	95,880	1,837,061
NRG Energy, Inc.	108,030	1,392,507
NRG Yield, Inc., Class A	10,200	140,046
NRG Yield, Inc., Class C (b)	10,200	147,288
OGE Energy Corp.	66,760	1,903,328
Pepco Holdings, Inc.	76,274	2,031,177
PG&E Corp.	149,337	7,974,596
Piedmont Natural Gas Co., Inc.	25,300	1,449,943
Pinnacle West Capital Corp.	37,087	2,355,395
PPL Corp.	211,761	7,284,578
Public Service Enterprise Group, Inc.	156,372	6,456,600
Questar Corp.	60,420	1,247,673
SCANA Corp.	44,531	2,637,126
Sempra Energy	73,678	7,545,364
TECO Energy, Inc.	73,617	1,987,659
The Southern Co.	278,918	12,579,202
UGI Corp.	58,872	2,158,836
Vectren Corp.	22,800	1,036,716
WEC Energy Group, Inc.	101,777	5,247,622
Westar Energy, Inc.	39,800	1,580,060
Xcel Energy, Inc.	160,409	5,715,373
		198,415,443
Total Common Stock
(Cost $2,065,086,022)		6,513,773,763

Other Investment Companies 0.7% of net assets
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	24,392,194	24,392,194
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	21,026,600	21,026,600
Total Other Investment Companies
(Cost $45,418,794)		45,418,794

End of Investments.

At 10/31/15, tax basis cost of the fund's investments was $2,085,831,624 and the unrealized appreciation and depreciation were $4,556,700,963 and ($83,340,030), respectively, with a net unrealized appreciation of $4,473,360,933.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,468,476.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	225	23,329,125	1,436,202
16    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,996,193,500	2,590,361,425
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
6.4%	Other Investment Company	166,858,920	166,858,920
0.4%	Short-Term Investment	10,766,144	10,766,144
106.2%	Total Investments	2,174,139,478	2,768,307,403
(6.2%)	Other Assets and Liabilities, Net		(161,052,176)
100.0%	Net Assets		2,607,255,227

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	113,100	2,506,296
Cooper Tire & Rubber Co.	84,899	3,547,929
Cooper-Standard Holding, Inc. *	20,100	1,307,304
Dana Holding Corp.	245,429	4,123,207
Dorman Products, Inc. *	40,100	1,871,868
Drew Industries, Inc.	37,000	2,213,710
Federal-Mogul Holdings Corp. *	44,553	345,286
Fox Factory Holding Corp. *	22,700	402,925
Gentherm, Inc. *	52,600	2,585,816
Horizon Global Corp. *	26,800	235,572
Metaldyne Performance Group, Inc.	19,300	421,126
Modine Manufacturing Co. *	73,100	611,847
Motorcar Parts of America, Inc. *	26,100	878,526
Remy International, Inc.	44,000	1,297,560
Standard Motor Products, Inc.	28,800	1,274,400
Stoneridge, Inc. *	42,600	540,594
Strattec Security Corp.	5,100	305,082
Superior Industries International, Inc.	37,500	738,000
Tenneco, Inc. *	91,428	5,173,911
Tower International, Inc. *	30,200	829,594
Winnebago Industries, Inc.	43,600	915,164
		32,125,717
Security	Number of Shares	Value ($)
Banks 11.2%
1st Source Corp.	26,203	832,207
Access National Corp.	8,038	166,306
American National Bankshares, Inc.	10,700	269,640
Ameris Bancorp	47,700	1,502,550
Ames National Corp.	15,500	387,500
Anchor BanCorp Wisconsin, Inc. *	12,400	508,648
Arrow Financial Corp.	14,718	406,217
Astoria Financial Corp.	130,200	2,077,992
Banc of California, Inc.	53,700	700,248
BancFirst Corp.	10,116	623,449
Banco Latinoamericano de Exportaciones, S.A., Class E	44,057	1,190,861
BancorpSouth, Inc.	143,800	3,584,934
Bank Mutual Corp.	71,800	519,832
Bank of Marin Bancorp	9,100	483,938
Bank of the Ozarks, Inc.	116,159	5,810,273
BankFinancial Corp.	28,200	347,706
Banner Corp.	31,757	1,558,316
Bar Harbor Bankshares	8,070	285,274
BBCN Bancorp, Inc.	114,300	1,919,097
BBX Capital Corp., Class A *	10,300	189,005
Bear State Financial, Inc. *(c)	18,000	197,100
Beneficial Bancorp, Inc. *	124,511	1,726,968
Berkshire Hills Bancorp, Inc.	48,100	1,375,660
Blue Hills Bancorp, Inc.	43,900	622,941
BNC Bancorp	39,687	890,973
BofI Holding, Inc. *(c)	22,220	1,777,822
Boston Private Financial Holdings, Inc.	127,100	1,456,566
Bridge Bancorp, Inc.	20,100	577,071
Brookline Bancorp, Inc.	105,522	1,197,675
Bryn Mawr Bank Corp.	27,200	792,336
BSB Bancorp, Inc. *	8,867	194,985
C1 Financial, Inc. *	6,700	138,623
Camden National Corp.	10,300	402,627
Capital Bank Financial Corp., Class A	35,300	1,140,190
Capital City Bank Group, Inc.	15,300	236,232
Capitol Federal Financial, Inc.	204,357	2,652,554
Cardinal Financial Corp.	48,200	1,095,586
Cascade Bancorp *	55,003	308,567
Cathay General Bancorp	117,426	3,675,434
CenterState Banks, Inc.	62,200	906,876
Central Pacific Financial Corp.	31,000	693,160
Century Bancorp, Inc., Class A	4,700	208,915
Charter Financial Corp.	24,859	325,653
Chemical Financial Corp.	50,231	1,704,338
Citizens & Northern Corp.	20,300	402,143
City Holding Co.	22,100	1,057,043
Clifton Bancorp, Inc.	38,861	566,593
CNB Financial Corp.	20,700	384,606
CoBiz Financial, Inc.	60,600	755,076
Columbia Banking System, Inc.	87,500	2,915,500
Community Bank System, Inc.	64,122	2,613,613
Community Trust Bancorp, Inc.	21,780	750,757
CommunityOne Bancorp *	13,700	177,278
ConnectOne Bancorp, Inc.	46,340	827,169
CU Bancorp *	25,400	612,648
Customers Bancorp, Inc. *	37,450	1,029,875
See financial notes    17

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
CVB Financial Corp.	155,319	2,710,317
Dime Community Bancshares, Inc.	50,600	877,910
Eagle Bancorp, Inc. *	45,780	2,179,128
Enterprise Bancorp, Inc.	13,914	323,083
Enterprise Financial Services Corp.	28,000	794,080
Essent Group Ltd. *	84,600	2,038,860
EverBank Financial Corp.	146,600	2,530,316
F.N.B. Corp.	256,137	3,450,165
Farmers Capital Bank Corp. *	9,415	255,335
FCB Financial Holdings, Inc., Class A *	40,069	1,424,854
Federal Agricultural Mortgage Corp., Class C	15,800	463,888
Fidelity Southern Corp.	28,448	595,986
Financial Institutions, Inc.	18,500	483,220
First Bancorp (North Carolina)	31,600	585,548
First BanCorp (Puerto Rico) *	187,700	711,383
First Bancorp, Inc.	12,096	255,588
First Busey Corp.	34,400	717,928
First Business Financial Services, Inc.	11,600	285,940
First Citizens BancShares, Inc., Class A	11,541	2,956,112
First Commonwealth Financial Corp.	144,929	1,331,897
First Community Bancshares, Inc.	24,600	473,058
First Connecticut Bancorp, Inc.	23,900	415,382
First Defiance Financial Corp.	13,000	497,900
First Financial Bancorp	88,789	1,711,852
First Financial Bankshares, Inc. (c)	95,062	3,161,762
First Financial Corp.	17,700	606,579
First Interstate BancSystem, Inc., Class A	28,833	817,704
First Merchants Corp.	55,500	1,455,765
First Midwest Bancorp, Inc.	121,763	2,169,817
First NBC Bank Holding Co. *	21,900	814,461
FirstMerit Corp.	251,032	4,716,891
Flagstar Bancorp, Inc. *	28,300	629,392
Flushing Financial Corp.	47,500	999,400
Fox Chase Bancorp, Inc.	19,500	341,445
Franklin Financial Network, Inc. *	8,564	229,601
Fulton Financial Corp.	261,849	3,514,014
German American Bancorp, Inc.	20,700	648,531
Glacier Bancorp, Inc.	114,411	3,130,285
Great Southern Bancorp, Inc.	16,300	787,779
Great Western Bancorp, Inc.	64,217	1,814,772
Green Bancorp, Inc. *	12,500	153,125
Guaranty Bancorp	20,920	344,762
Hampton Roads Bankshares, Inc. *	74,100	137,085
Hancock Holding Co.	116,826	3,224,398
Hanmi Financial Corp.	45,900	1,170,450
Heartland Financial USA, Inc.	24,500	902,580
Heritage Commerce Corp.	39,500	417,910
Heritage Financial Corp.	45,545	838,939
Heritage Oaks Bancorp	27,600	243,156
Hilltop Holdings, Inc. *	114,613	2,403,435
Hingham Institution for Savings	1,596	203,346
Home BancShares, Inc.	85,680	3,677,386
HomeStreet, Inc. *	34,122	714,173
HomeTrust Bancshares, Inc. *	29,400	556,836
Security	Number of Shares	Value ($)
Horizon Bancorp	15,200	396,720
IBERIABANK Corp.	56,575	3,430,142
Impac Mortgage Holdings, Inc. *(c)	12,642	282,549
Independent Bank Corp., Massachusetts	39,800	1,860,252
Independent Bank Corp., Michigan	33,600	486,528
Independent Bank Group, Inc.	13,400	521,930
International Bancshares Corp.	81,760	2,203,432
Investors Bancorp, Inc.	528,352	6,609,683
Kearny Financial Corp.	144,832	1,730,742
Lakeland Bancorp, Inc.	53,497	622,170
Lakeland Financial Corp.	23,200	1,042,376
LegacyTexas Financial Group, Inc.	71,900	2,063,530
LendingTree, Inc. *	8,700	1,055,832
Live Oak Bancshares, Inc.	9,100	130,495
MainSource Financial Group, Inc.	33,544	725,892
MB Financial, Inc.	113,187	3,649,149
Mercantile Bank Corp.	25,300	558,118
Merchants Bancshares, Inc.	9,946	313,498
Meridian Bancorp, Inc.	74,744	1,049,406
Meta Financial Group, Inc.	11,200	482,496
Metro Bancorp, Inc.	18,369	569,072
MGIC Investment Corp. *	505,545	4,752,123
MidWestOne Financial Group, Inc.	11,300	346,232
National Bank Holdings Corp., Class A	54,900	1,211,094
National Bankshares, Inc. (c)	9,300	303,645
National Commerce Corp. *	5,932	148,952
National Penn Bancshares, Inc.	198,578	2,390,879
Nationstar Mortgage Holdings, Inc. *(c)	55,797	740,426
NBT Bancorp, Inc.	62,323	1,751,900
NewBridge Bancorp	49,300	557,583
NMI Holdings, Inc., Class A *	74,100	557,232
Northfield Bancorp, Inc.	78,586	1,203,937
Northwest Bancshares, Inc.	150,809	2,029,889
OceanFirst Financial Corp.	19,600	361,816
Ocwen Financial Corp. *(c)	157,309	1,099,590
OFG Bancorp	64,500	594,045
Old National Bancorp	182,683	2,557,562
Old Second Bancorp, Inc. *	41,624	278,881
Opus Bank	15,142	564,039
Oritani Financial Corp.	67,950	1,081,764
Pacific Continental Corp.	24,700	354,198
Pacific Premier Bancorp, Inc. *	32,300	689,605
Park National Corp.	18,853	1,710,344
Park Sterling Corp.	71,600	519,100
Peapack-Gladstone Financial Corp.	28,100	635,341
Penns Woods Bancorp, Inc.	7,100	316,305
PennyMac Financial Services, Inc., Class A *	18,200	301,028
People's Utah Bancorp	6,800	111,928
Peoples Bancorp, Inc.	28,000	536,480
Peoples Financial Services Corp. (c)	11,100	451,992
PHH Corp. *	74,363	1,093,136
Pinnacle Financial Partners, Inc.	54,532	2,869,474
Preferred Bank	16,100	533,071
PrivateBancorp, Inc.	118,776	4,968,400
Prosperity Bancshares, Inc.	104,295	5,358,677
Provident Financial Services, Inc.	96,151	1,953,788
18    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
QCR Holdings, Inc.	17,862	406,896
Radian Group, Inc.	288,440	4,173,727
Renasant Corp.	60,666	2,100,864
Republic Bancorp, Inc., Class A	16,100	409,423
S&T Bancorp, Inc.	52,581	1,676,282
Sandy Spring Bancorp, Inc.	37,500	1,031,250
Seacoast Banking Corp of Florida *	35,220	545,206
ServisFirst Bancshares, Inc.	33,640	1,425,663
Sierra Bancorp	15,900	257,739
Simmons First National Corp., Class A	44,084	2,272,089
South State Corp.	35,763	2,771,632
Southside Bancshares, Inc.	36,732	988,091
Southwest Bancorp, Inc.	32,600	551,266
State Bank Financial Corp.	50,000	1,070,000
Sterling Bancorp	180,905	2,784,128
Stock Yards Bancorp, Inc.	23,620	890,002
Stonegate Bank	14,600	455,666
Stonegate Mortgage Corp. *(c)	21,000	120,330
Suffolk Bancorp	19,300	576,877
Sun Bancorp, Inc. *	12,080	241,721
Talmer Bancorp, Inc., Class A	75,499	1,269,893
Territorial Bancorp, Inc.	16,800	468,384
Texas Capital Bancshares, Inc. *	68,900	3,803,280
The Bancorp, Inc. *	52,100	375,120
The First of Long Island Corp.	19,500	541,515
Tompkins Financial Corp.	23,042	1,250,720
Towne Bank	64,799	1,390,587
TriCo Bancshares	39,400	1,038,584
TriState Capital Holdings, Inc. *	32,400	404,676
Triumph Bancorp, Inc. *	22,100	368,849
TrustCo Bank Corp.	147,155	916,776
Trustmark Corp.	99,977	2,402,447
UMB Financial Corp.	58,700	2,880,996
Umpqua Holdings Corp.	331,688	5,539,190
Union Bankshares Corp.	69,268	1,735,163
United Bankshares, Inc.	103,848	4,107,188
United Community Banks, Inc.	79,500	1,602,720
United Community Financial Corp.	71,100	389,628
United Financial Bancorp, Inc.	79,107	1,026,809
Univest Corp. of Pennsylvania	25,000	492,250
Valley National Bancorp	353,570	3,712,485
Walker & Dunlop, Inc. *	37,645	1,092,081
Walter Investment Management Corp. *(c)	57,403	686,540
Washington Federal, Inc.	137,001	3,416,805
Washington Trust Bancorp, Inc.	21,000	814,800
Waterstone Financial, Inc.	45,557	606,819
Webster Financial Corp.	136,127	5,050,312
WesBanco, Inc.	57,358	1,872,739
West Bancorp, Inc.	20,800	411,008
Westamerica Bancorp	38,600	1,706,506
Western Alliance Bancorp *	127,424	4,555,408
Wilshire Bancorp, Inc.	98,300	1,050,827
Wintrust Financial Corp.	70,566	3,562,877
WSFS Financial Corp.	46,100	1,464,597
Yadkin Financial Corp.	43,362	1,021,175
		291,147,729
Security	Number of Shares	Value ($)
Capital Goods 7.2%
AAON, Inc.	61,087	1,250,451
AAR Corp.	51,120	1,159,913
Accuride Corp. *	65,000	183,300
Actuant Corp., Class A	91,423	2,084,444
Advanced Drainage Systems, Inc.	49,015	1,540,051
Aegion Corp. *	54,400	1,049,376
Aerojet Rocketdyne Holdings, Inc. *	89,400	1,514,436
Aerovironment, Inc. *	26,700	615,969
Aircastle Ltd.	94,800	2,148,168
Alamo Group, Inc.	13,100	614,652
Albany International Corp., Class A	42,100	1,581,697
Allied Motion Technologies, Inc.	7,974	153,818
Altra Industrial Motion Corp.	38,400	1,016,064
Ameresco, Inc., Class A *	27,700	179,496
American Railcar Industries, Inc. (c)	14,631	844,501
American Science & Engineering, Inc.	12,200	457,256
American Woodmark Corp. *	18,900	1,374,030
Apogee Enterprises, Inc.	43,400	2,149,602
Applied Industrial Technologies, Inc.	58,110	2,400,524
Argan, Inc.	19,900	735,305
Astec Industries, Inc.	27,695	900,088
Astronics Corp. *	31,292	1,183,151
AZZ, Inc.	38,800	2,146,804
Barnes Group, Inc.	83,240	3,128,992
Beacon Roofing Supply, Inc. *	72,382	2,561,599
Blount International, Inc. *	76,862	466,552
Blue Bird Corp. *(c)	7,000	75,740
Briggs & Stratton Corp.	69,593	1,236,668
Builders FirstSource, Inc. *	81,700	965,694
CAI International, Inc. *	24,500	284,690
Chart Industries, Inc. *	45,102	775,303
CIRCOR International, Inc.	26,300	1,207,696
CLARCOR, Inc.	75,465	3,762,685
Columbus McKinnon Corp.	30,600	571,914
Comfort Systems USA, Inc.	57,000	1,820,010
Commercial Vehicle Group, Inc. *	44,170	183,747
Continental Building Products, Inc. *	48,944	859,946
Cubic Corp.	33,215	1,489,693
Curtiss-Wright Corp.	71,640	4,983,278
DigitalGlobe, Inc. *	109,427	1,633,745
Douglas Dynamics, Inc.	30,400	666,976
Ducommun, Inc. *	15,100	326,764
DXP Enterprises, Inc. *	19,000	574,940
Dycom Industries, Inc. *	51,657	3,930,581
EMCOR Group, Inc.	95,097	4,591,283
Encore Wire Corp.	32,995	1,411,196
EnerSys	67,074	4,090,843
Engility Holdings, Inc.	28,234	908,852
Enphase Energy, Inc. *(c)	52,097	187,549
EnPro Industries, Inc.	34,800	1,709,028
ESCO Technologies, Inc.	37,669	1,397,143
Esterline Technologies Corp. *	44,842	3,455,076
Federal Signal Corp.	94,400	1,421,664
Franklin Electric Co., Inc.	70,936	2,338,051
See financial notes    19

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
FreightCar America, Inc.	16,000	290,880
FuelCell Energy, Inc. *(c)	349,000	308,691
Furmanite Corp. *	59,700	414,915
Generac Holdings, Inc. *(c)	104,125	3,286,185
General Cable Corp.	71,076	1,093,860
Gibraltar Industries, Inc. *	46,000	1,164,720
Global Brass & Copper Holdings, Inc.	31,300	703,937
Graham Corp.	15,200	257,944
Granite Construction, Inc.	58,000	1,904,720
Great Lakes Dredge & Dock Corp. *	85,200	340,800
Griffon Corp.	48,800	838,384
H&E Equipment Services, Inc.	46,100	890,191
Harsco Corp.	118,500	1,271,505
HC2 Holdings, Inc. *(c)	27,021	204,279
HEICO Corp.	30,405	1,533,628
HEICO Corp., Class A	59,597	2,603,197
Hillenbrand, Inc.	92,100	2,732,607
Hurco Cos., Inc.	8,600	231,082
Hyster-Yale Materials Handling, Inc.	15,554	910,220
Insteel Industries, Inc.	28,500	609,615
John Bean Technologies Corp.	42,333	1,899,058
Kadant, Inc.	16,500	678,480
Kaman Corp.	40,355	1,569,406
KLX, Inc. *	78,994	3,089,455
Kratos Defense & Security Solutions, Inc. *	62,600	312,374
L.B. Foster Co., Class A	14,500	213,585
Lawson Products, Inc. *	8,000	208,080
Lindsay Corp. (c)	18,166	1,231,292
LSI Industries, Inc.	34,500	370,530
Lydall, Inc. *	26,600	910,518
Masonite International Corp. *	45,200	2,706,124
MasTec, Inc. *	100,173	1,679,901
Meritor, Inc. *	141,038	1,533,083
Milacron Holdings Corp. *	24,000	409,680
Miller Industries, Inc.	15,800	358,344
Moog, Inc., Class A *	57,857	3,573,248
MRC Global, Inc. *	158,578	1,887,078
Mueller Industries, Inc.	86,069	2,712,895
Mueller Water Products, Inc., Class A	242,600	2,134,880
MYR Group, Inc. *	33,000	742,500
National Presto Industries, Inc.	7,100	625,155
Navistar International Corp. *	81,807	1,006,226
NCI Building Systems, Inc. *	41,200	430,952
Neff Corp., Class A *	22,700	133,022
NN, Inc.	39,117	539,815
Nortek, Inc. *	14,128	866,753
Northwest Pipe Co. *	15,513	204,927
NV5 Holdings, Inc. *	8,500	197,880
Omega Flex, Inc.	5,672	234,481
Orion Marine Group, Inc. *	36,200	141,542
Patrick Industries, Inc. *	18,000	730,440
PGT, Inc. *	69,300	835,758
Plug Power, Inc. *(c)	245,100	590,691
Ply Gem Holdings, Inc. *	32,400	382,968
Powell Industries, Inc.	13,000	433,160
Power Solutions International, Inc. *(c)	6,600	119,064
Security	Number of Shares	Value ($)
PowerSecure International, Inc. *	31,100	387,506
Preformed Line Products Co.	3,300	140,250
Primoris Services Corp.	56,900	1,133,448
Proto Labs, Inc. *	35,300	2,288,852
Quanex Building Products Corp.	53,204	1,003,960
Raven Industries, Inc.	53,000	965,130
RBC Bearings, Inc. *	35,300	2,414,167
Rexnord Corp. *	153,850	2,843,148
Rush Enterprises, Inc., Class A *	51,387	1,252,815
Simpson Manufacturing Co., Inc.	60,494	2,297,562
Sparton Corp. *	14,600	343,538
Standex International Corp.	19,900	1,785,428
Stock Building Supply Holdings, Inc. *	21,400	369,792
Sun Hydraulics Corp.	32,750	959,248
Sunrun, Inc. *(c)	30,400	225,264
TAL International Group, Inc. *	50,300	853,088
TASER International, Inc. *	82,500	1,931,325
Teledyne Technologies, Inc. *	52,326	4,669,049
Tennant Co.	26,376	1,527,698
Textainer Group Holdings Ltd. (c)	36,731	718,458
The ExOne Co. *(c)	14,600	156,220
The Gorman-Rupp Co.	29,031	829,996
The Greenbrier Cos., Inc. (c)	38,001	1,445,558
The KEYW Holding Corp. *(c)	46,700	332,971
Thermon Group Holdings, Inc. *	46,800	941,148
Titan International, Inc.	64,600	458,660
Titan Machinery, Inc. *	23,200	283,736
Trex Co., Inc. *	46,578	1,819,803
TriMas Corp. *	67,000	1,340,670
Tutor Perini Corp. *	54,030	906,623
Twin Disc, Inc.	11,300	133,114
Univar, Inc. *	61,700	1,089,622
Universal Forest Products, Inc.	30,262	2,197,929
Vectrus, Inc. *	13,547	336,914
Veritiv Corp. *	13,476	565,992
Vicor Corp. *	26,200	253,092
Wabash National Corp. *	98,800	1,182,636
Watts Water Technologies, Inc., Class A	40,911	2,227,195
Woodward, Inc.	98,758	4,493,489
Xerium Technologies, Inc. *	15,600	210,600
		186,901,393
Commercial & Professional Supplies 3.6%
ABM Industries, Inc.	82,409	2,340,416
Acacia Research Corp.	72,500	482,850
ACCO Brands Corp. *	170,185	1,373,393
ARC Document Solutions, Inc. *	64,500	401,190
Barrett Business Services, Inc.	10,200	499,596
Brady Corp., Class A	69,929	1,590,885
Casella Waste Systems, Inc., Class A *	57,800	350,846
CBIZ, Inc. *	76,500	822,375
CDI Corp.	19,400	155,200
CEB, Inc.	50,153	3,749,438
CECO Environmental Corp.	50,352	449,140
Civeo Corp.	137,900	256,494
CRA International, Inc. *	14,500	339,300
Deluxe Corp.	75,172	4,476,493
Ennis, Inc.	38,200	765,146
20    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Essendant, Inc.	57,734	1,995,864
Exponent, Inc.	38,400	1,974,144
Franklin Covey Co. *	17,900	306,627
FTI Consulting, Inc. *	60,600	2,061,006
G&K Services, Inc., Class A	29,830	1,963,411
GP Strategies Corp. *	20,376	511,234
Healthcare Services Group, Inc.	105,552	3,932,867
Heidrick & Struggles International, Inc.	24,100	640,096
Heritage-Crystal Clean, Inc. *	16,900	201,448
Herman Miller, Inc.	88,300	2,801,759
Hill International, Inc. *	35,300	119,314
HNI Corp.	69,189	2,970,976
Huron Consulting Group, Inc. *	34,800	1,680,840
ICF International, Inc. *	28,200	864,894
InnerWorkings, Inc. *	46,200	345,576
Insperity, Inc.	27,726	1,288,150
Interface, Inc.	97,500	1,906,125
Kelly Services, Inc., Class A	47,323	747,703
Kforce, Inc.	35,100	986,661
Kimball International, Inc., Class B	58,299	636,625
Knoll, Inc.	73,803	1,715,182
Korn/Ferry International	74,261	2,700,873
Matthews International Corp., Class A	50,059	2,889,906
McGrath RentCorp	40,535	1,218,077
Mistras Group, Inc. *	26,414	499,753
Mobile Mini, Inc.	68,568	2,347,768
MSA Safety, Inc.	43,089	1,873,510
Multi-Color Corp.	18,500	1,440,040
Navigant Consulting, Inc. *	72,548	1,247,826
NL Industries, Inc. *	8,900	31,061
On Assignment, Inc. *	79,539	3,588,004
Pendrell Corp. *	230,900	154,703
Quad Graphics, Inc.	41,700	537,930
Resources Connection, Inc.	53,450	959,427
RPX Corp. *	77,800	1,107,872
SP Plus Corp. *	26,500	675,750
Steelcase, Inc., Class A	126,942	2,463,944
Team, Inc. *	33,778	1,182,230
Tetra Tech, Inc.	91,261	2,454,921
The Advisory Board Co. *	63,038	2,762,955
The Brink's Co.	72,300	2,239,854
TRC Cos., Inc. *	27,863	287,825
TriNet Group, Inc. *	66,046	1,253,553
TrueBlue, Inc. *	61,576	1,783,857
UniFirst Corp.	22,206	2,333,184
US Ecology, Inc.	34,000	1,333,140
Viad Corp.	30,396	915,223
Volt Information Sciences, Inc. *	9,482	81,735
VSE Corp.	7,400	425,204
WageWorks, Inc. *	54,400	2,612,288
West Corp.	80,258	1,910,943
		93,016,620
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	18,800	386,152
Bassett Furniture Industries, Inc.	14,009	447,728
Beazer Homes USA, Inc. *	47,640	678,394
Black Diamond, Inc. *	36,700	203,318
CalAtlantic Group, Inc. *	116,406	4,433,904
Security	Number of Shares	Value ($)
Callaway Golf Co.	122,269	1,216,576
Cavco Industries, Inc. *	13,000	1,281,800
Century Communities, Inc. *	20,052	382,592
Cherokee, Inc. *	10,804	196,093
Columbia Sportswear Co.	42,700	2,342,095
Crocs, Inc. *	110,400	1,192,320
CSS Industries, Inc.	13,400	365,820
Culp, Inc.	16,000	480,160
Deckers Outdoor Corp. *	49,271	2,742,424
Escalade, Inc.	14,500	215,035
Ethan Allen Interiors, Inc.	38,179	1,038,851
Flexsteel Industries, Inc.	10,100	439,249
G-III Apparel Group Ltd. *	58,510	3,223,316
Green Brick Partners, Inc. *	35,040	369,672
Helen of Troy Ltd. *	43,083	4,274,264
Hooker Furniture Corp.	13,334	330,950
Hovnanian Enterprises, Inc., Class A *(c)	161,300	332,278
Iconix Brand Group, Inc. *	70,800	1,084,656
Installed Building Products, Inc. *	30,971	686,008
iRobot Corp. *	44,245	1,327,792
JAKKS Pacific, Inc. *(c)	36,400	288,288
Johnson Outdoors, Inc., Class A	8,500	182,155
KB Home	125,700	1,646,670
La-Z-Boy, Inc.	78,200	2,232,610
LGI Homes, Inc. *(c)	21,000	588,630
Libbey, Inc.	34,479	1,159,873
Lifetime Brands, Inc.	12,400	190,588
M.D.C. Holdings, Inc.	55,093	1,431,867
M/I Homes, Inc. *	34,500	791,775
Malibu Boats, Inc., Class A *	25,461	361,801
Marine Products Corp.	13,700	96,859
MCBC Holdings, Inc. *	5,900	77,703
Meritage Homes Corp. *	58,185	2,051,603
Movado Group, Inc.	27,200	700,128
NACCO Industries, Inc., Class A	7,777	348,643
Nautilus, Inc. *	44,200	753,168
Oxford Industries, Inc.	22,296	1,623,595
Performance Sports Group Ltd. *	68,769	789,468
Perry Ellis International, Inc. *	16,800	360,696
Sequential Brands Group, Inc. *(c)	42,509	531,788
Skullcandy, Inc. *	36,100	202,160
Smith & Wesson Holding Corp. *	80,900	1,444,874
Steven Madden Ltd. *	85,176	2,968,384
Sturm, Ruger & Co., Inc.	27,000	1,537,380
Superior Uniform Group, Inc.	9,527	162,340
Taylor Morrison Home Corp., Class A *	50,000	921,500
The New Home Co., Inc. *	16,049	229,661
TRI Pointe Group, Inc. *	237,700	3,085,346
Tumi Holdings, Inc. *	82,300	1,319,269
Unifi, Inc. *	21,300	651,567
Universal Electronics, Inc. *	24,800	1,179,736
Vera Bradley, Inc. *	39,500	494,145
Vince Holding Corp. *	16,700	75,985
WCI Communities, Inc. *	23,200	554,248
William Lyon Homes, Class A *	32,000	682,880
Wolverine World Wide, Inc.	154,747	2,873,652
ZAGG, Inc. *	39,621	335,986
		64,598,468
See financial notes    21

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Consumer Services 4.4%
2U, Inc. *	36,758	771,183
American Public Education, Inc. *	25,200	547,596
Apollo Education Group, Inc. *	145,126	1,053,615
Ascent Capital Group, Inc., Class A *	19,700	429,066
Belmond Ltd., Class A *	143,700	1,543,338
Biglari Holdings, Inc. *	2,410	925,753
BJ's Restaurants, Inc. *	33,000	1,416,690
Bloomin' Brands, Inc.	184,813	3,136,277
Bob Evans Farms, Inc.	33,546	1,451,535
Bojangles', Inc. *(c)	9,950	165,469
Boyd Gaming Corp. *	123,500	2,468,765
Bravo Brio Restaurant Group, Inc. *	28,900	339,286
Bridgepoint Education, Inc. *	36,200	280,550
Bright Horizons Family Solutions, Inc. *	55,021	3,522,444
Buffalo Wild Wings, Inc. *	28,079	4,331,747
Caesars Acquisition Co., Class A *	67,100	491,172
Caesars Entertainment Corp. *(c)	87,400	703,570
Cambium Learning Group, Inc. *	18,000	86,580
Capella Education Co.	18,500	835,275
Career Education Corp. *	91,200	329,232
Carriage Services, Inc.	21,800	468,918
Carrols Restaurant Group, Inc. *	51,700	607,992
Chegg, Inc. *(c)	125,300	864,570
Churchill Downs, Inc.	20,214	2,968,022
Chuy's Holdings, Inc. *	23,100	628,551
ClubCorp Holdings, Inc.	61,911	1,265,461
Collectors Universe, Inc.	10,100	174,629
Cracker Barrel Old Country Store, Inc. (c)	28,616	3,933,555
Dave & Buster's Entertainment, Inc. *	34,468	1,329,775
Del Frisco's Restaurant Group, Inc. *	34,700	467,409
Denny's Corp. *	132,500	1,452,200
DeVry Education Group, Inc.	93,884	2,211,907
Diamond Resorts International, Inc. *	59,198	1,683,591
DineEquity, Inc.	24,897	2,077,655
El Pollo Loco Holdings, Inc. *(c)	18,900	216,972
Eldorado Resorts, Inc. *	38,509	381,239
Empire Resorts, Inc. *(c)	22,100	102,544
Fiesta Restaurant Group, Inc. *	39,300	1,389,648
Fogo De Chao, Inc. *(c)	4,700	70,970
Grand Canyon Education, Inc. *	68,775	2,858,289
Houghton Mifflin Harcourt Co. *	204,894	4,013,873
International Speedway Corp., Class A	43,500	1,509,015
Interval Leisure Group, Inc.	60,600	1,069,590
Intrawest Resorts Holdings, Inc. *	31,900	285,824
Isle of Capri Casinos, Inc. *	37,100	709,723
J Alexander's Holdings, Inc. *	21,043	202,855
Jack in the Box, Inc.	55,908	4,166,823
Jamba, Inc. *(c)	20,260	268,445
K12, Inc. *	49,849	484,034
Kona Grill, Inc. *	10,019	137,761
Krispy Kreme Doughnuts, Inc. *	96,900	1,326,561
La Quinta Holdings, Inc. *	142,702	2,161,935
Security	Number of Shares	Value ($)
Liberty Tax, Inc.	11,700	270,153
LifeLock, Inc. *(c)	134,667	1,886,685
Marriott Vacations Worldwide Corp.	39,085	2,517,074
Monarch Casino & Resort, Inc. *	11,900	261,086
Morgans Hotel Group Co. *	38,000	136,420
Noodles & Co. *(c)	15,900	234,843
Papa John's International, Inc.	43,911	3,081,235
Papa Murphy's Holdings, Inc. *(c)	11,500	158,815
Penn National Gaming, Inc. *	115,300	2,059,258
Pinnacle Entertainment, Inc. *	91,047	3,187,555
Planet Fitness, Inc., Class A *	19,700	321,898
Popeyes Louisiana Kitchen, Inc. *	35,700	2,014,908
Potbelly Corp. *(c)	34,100	381,920
Red Robin Gourmet Burgers, Inc. *	21,700	1,625,113
Regis Corp. *	58,100	959,812
Ruby Tuesday, Inc. *	87,200	456,056
Ruth's Hospitality Group, Inc.	56,600	877,866
Scientific Games Corp., Class A *(c)	77,100	855,039
SeaWorld Entertainment, Inc.	103,823	2,069,192
Shake Shack, Inc., Class A *	9,400	428,358
Sonic Corp.	77,501	2,211,879
Sotheby's	92,900	3,218,985
Speedway Motorsports, Inc.	15,784	291,531
Steiner Leisure Ltd. *	20,909	1,324,794
Strayer Education, Inc. *	16,400	867,888
Texas Roadhouse, Inc.	106,096	3,644,398
The Cheesecake Factory, Inc.	72,267	3,483,269
The Habit Restaurants, Inc., Class A *(c)	16,111	384,731
The Marcus Corp.	27,300	564,837
Universal Technical Institute, Inc.	43,900	186,575
Vail Resorts, Inc.	54,771	6,253,205
Weight Watchers International, Inc. *(c)	40,600	624,428
Wingstop, Inc. *	7,900	182,727
Zoe's Kitchen, Inc. *(c)	30,502	1,050,184
		114,392,196
Diversified Financials 2.2%
Arlington Asset Investment Corp., Class A	33,300	461,205
Ashford, Inc. *	2,160	138,780
BGC Partners, Inc., Class A	278,100	2,405,565
Calamos Asset Management, Inc., Class A	24,400	229,116
Cash America International, Inc.	41,570	1,435,412
CIFC Corp.	12,194	84,382
Cohen & Steers, Inc.	28,128	860,435
Cowen Group, Inc., Class A *	169,300	712,753
Diamond Hill Investment Group, Inc.	4,100	820,205
Encore Capital Group, Inc. *(c)	37,800	1,538,460
Enova International, Inc. *	44,836	582,868
Evercore Partners, Inc., Class A	51,600	2,786,400
Ezcorp, Inc., Class A *	77,400	515,484
Fifth Street Asset Management, Inc.	15,700	92,002
Financial Engines, Inc. (c)	78,900	2,537,424
22    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
First Cash Financial Services, Inc. *	40,441	1,542,824
FNFV Group *	121,836	1,369,437
Gain Capital Holdings, Inc.	50,700	377,715
GAMCO Investors, Inc., Class A	9,700	559,496
Green Dot Corp., Class A *	64,341	1,192,882
Greenhill & Co., Inc.	42,729	1,103,263
HFF, Inc., Class A	54,800	1,891,696
Houlihan Lokey, Inc. *	20,100	440,391
INTL FCStone, Inc. *	25,100	802,949
Investment Technology Group, Inc.	55,265	884,793
Janus Capital Group, Inc.	222,653	3,457,801
KCG Holdings, Inc., Class A *	53,181	664,231
Ladenburg Thalmann Financial Services, Inc. *	142,600	362,204
MarketAxess Holdings, Inc.	55,422	5,614,803
Marlin Business Services Corp.	11,600	204,856
Medley Management, Inc., Class A (c)	14,400	105,696
Moelis & Co., Class A	25,024	737,708
Nelnet, Inc., Class A	33,600	1,202,208
NewStar Financial, Inc. *	36,500	385,075
OM Asset Management plc	34,200	519,156
On Deck Capital, Inc. *(c)	18,400	175,168
Oppenheimer Holdings, Inc., Class A	13,800	253,230
PICO Holdings, Inc. *	39,800	384,468
Piper Jaffray Cos. *	23,529	836,927
PRA Group, Inc. *	72,381	3,966,479
Pzena Investment Management, Inc., Class A	13,700	130,561
RCS Capital Corp., Class A *(c)	68,846	52,192
Regional Management Corp. *	15,700	256,067
Resource America, Inc., Class A	16,500	126,885
Safeguard Scientifics, Inc. *	26,900	477,475
Stifel Financial Corp. *	102,310	4,545,633
The JG Wentworth Co., Class A *	14,200	72,704
Tiptree Financial, Inc., Class A	37,500	253,875
Virtu Financial, Inc., Class A	31,071	751,918
Virtus Investment Partners, Inc.	10,500	1,228,920
Westwood Holdings Group, Inc.	11,500	668,150
WisdomTree Investments, Inc.	174,900	3,363,327
World Acceptance Corp. *(c)	11,900	453,747
ZAIS Group Holdings, Inc. *	7,000	72,730
		56,690,131
Energy 3.0%
Abraxas Petroleum Corp. *	129,000	205,110
Adams Resources & Energy, Inc.	2,900	128,934
Alon USA Energy, Inc.	48,900	819,075
Approach Resources, Inc. *(c)	57,800	136,408
Ardmore Shipping Corp.	26,500	380,275
Atwood Oceanics, Inc. (c)	101,121	1,673,553
Basic Energy Services, Inc. *(c)	46,100	171,031
Bill Barrett Corp. *	75,298	366,701
Bonanza Creek Energy, Inc. *	71,032	404,172
Bristow Group, Inc.	50,862	1,766,437
C&J Energy Services Ltd. *(c)	77,850	388,472
Callon Petroleum Co. *	102,400	888,832
CARBO Ceramics, Inc. (c)	29,300	513,336
Carrizo Oil & Gas, Inc. *	77,311	2,909,213
Security	Number of Shares	Value ($)
Clayton Williams Energy, Inc. *	8,600	512,302
Clean Energy Fuels Corp. *(c)	108,338	612,110
Cloud Peak Energy, Inc. *(c)	92,300	274,131
Contango Oil & Gas Co. *	25,520	195,228
Delek US Holdings, Inc.	84,287	2,292,606
DHT Holdings, Inc.	135,700	1,066,602
Dorian LPG Ltd. *	32,103	378,173
Earthstone Energy, Inc. *	4,000	56,220
Eclipse Resources Corp. *(c)	68,600	147,490
Energy Fuels, Inc. *	58,740	159,773
Energy XXI Ltd. (c)	127,806	221,104
Era Group, Inc. *	28,700	399,217
Erin Energy Corp. *(c)	18,000	72,000
Evolution Petroleum Corp.	30,500	210,450
EXCO Resources, Inc. *(c)	222,774	249,507
Exterran Holdings, Inc.	107,428	2,335,485
Fairmount Santrol Holdings, Inc. *(c)	90,253	240,976
Forum Energy Technologies, Inc. *	86,355	1,144,204
Frontline Ltd. *(c)	161,719	511,032
GasLog Ltd. (c)	61,800	715,026
Gastar Exploration, Inc. *	104,600	164,222
Gener8 Maritime, Inc. *	20,300	211,120
Geospace Technologies Corp. *	19,800	304,128
Green Plains, Inc.	54,900	1,125,999
Gulfmark Offshore, Inc., Class A (c)	39,300	245,232
Halcon Resources Corp. *	601,921	422,007
Hallador Energy Co. (c)	15,600	95,004
Helix Energy Solutions Group, Inc. *	161,307	932,354
Hornbeck Offshore Services, Inc. *	54,245	732,850
Independence Contract Drilling, Inc. *	18,200	127,946
ION Geophysical Corp. *	206,400	76,368
Isramco, Inc. *	1,400	133,000
Jones Energy, Inc., Class A *	39,239	201,688
Key Energy Services, Inc. *	192,700	101,245
Magnum Hunter Resources Corp. *	390,400	103,925
Matador Resources Co. *	107,062	2,752,564
Matrix Service Co. *	39,700	901,190
McDermott International, Inc. *	348,685	1,607,438
Natural Gas Services Group, Inc. *	20,500	461,660
Navios Maritime Acquisition Corp.	120,600	431,748
Newpark Resources, Inc. *	126,710	717,179
Nordic American Offshore Ltd. *(c)	24,000	144,720
Nordic American Tankers Ltd. (c)	133,500	2,039,880
North Atlantic Drilling Ltd. *(c)	106,800	88,163
Northern Oil & Gas, Inc. *(c)	105,500	531,720
Oasis Petroleum, Inc. *(c)	212,213	2,468,037
Oil States International, Inc. *	75,000	2,250,750
Pacific Ethanol, Inc. *	54,600	328,146
Panhandle Oil & Gas, Inc., Class A	24,200	444,796
Par Pacific Holdings, Inc. *	25,238	575,426
Parker Drilling Co. *	181,265	518,418
Parsley Energy, Inc., Class A *	140,234	2,486,349
PDC Energy, Inc. *	60,003	3,620,581
Peabody Energy Corp. (c)	26,342	336,914
Penn Virginia Corp. *(c)	96,278	59,586
PHI, Inc. - Non Voting Shares *	19,572	372,651
See financial notes    23

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Pioneer Energy Services Corp. *	91,500	211,365
Renewable Energy Group, Inc. *	75,800	598,062
REX American Resources Corp. *	8,500	466,735
Rex Energy Corp. *(c)	71,700	162,042
RigNet, Inc. *	16,900	507,000
Ring Energy, Inc. *	34,800	361,572
RSP Permian, Inc. *	91,349	2,504,790
Sanchez Energy Corp. *(c)	75,253	447,755
SandRidge Energy, Inc. *	621,926	230,299
Scorpio Tankers, Inc.	267,702	2,441,442
SEACOR Holdings, Inc. *	28,200	1,647,444
SemGroup Corp., Class A	67,465	3,073,031
Seventy Seven Energy, Inc. *(c)	80,408	91,665
Ship Finance International Ltd. (c)	85,700	1,464,613
Solazyme, Inc. *(c)	111,500	365,720
Stone Energy Corp. *	82,968	463,791
Synergy Resources Corp. *	149,512	1,673,039
Teekay Tankers Ltd., Class A	141,900	1,084,116
Tesco Corp.	52,500	420,000
TETRA Technologies, Inc. *	118,074	795,819
Tidewater, Inc. (c)	66,195	817,508
TransAtlantic Petroleum Ltd. *	33,200	83,996
Triangle Petroleum Corp. *(c)	77,500	93,000
Ultra Petroleum Corp. *(c)	219,981	1,205,496
Unit Corp. *	80,078	1,009,784
Uranium Energy Corp. *(c)	220,947	247,461
US Silica Holdings, Inc. (c)	81,000	1,462,860
W&T Offshore, Inc. (c)	49,000	159,740
Western Refining, Inc.	107,642	4,480,060
Westmoreland Coal Co. *(c)	26,052	186,532
		79,416,926
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	57,506	6,108,287
Fairway Group Holdings Corp. *(c)	42,300	49,068
Ingles Markets, Inc., Class A	20,731	1,035,306
Natural Grocers by Vitamin Cottage, Inc. *	12,600	301,770
PriceSmart, Inc.	29,400	2,527,812
Smart & Final Stores, Inc. *	37,600	554,224
SpartanNash, Co.	57,833	1,613,541
SUPERVALU, Inc. *	398,636	2,619,039
The Andersons, Inc.	43,223	1,530,094
The Chefs' Warehouse, Inc. *	28,300	428,745
The Fresh Market, Inc. *	62,800	1,564,976
United Natural Foods, Inc. *	75,082	3,787,887
Village Super Market, Inc., Class A	11,600	290,696
Weis Markets, Inc.	15,800	650,012
		23,061,457
Food, Beverage & Tobacco 2.1%
Alico, Inc.	4,700	200,643
Amplify Snack Brands, Inc. *(c)	26,200	316,496
Arcadia Biosciences, Inc. *(c)	11,000	30,800
B&G Foods, Inc.	87,057	3,159,299
Boulder Brands, Inc. *(c)	91,800	813,348
Cal-Maine Foods, Inc. (c)	47,416	2,534,859
Calavo Growers, Inc.	21,088	1,084,134
Castle Brands, Inc. *	71,331	92,730
Security	Number of Shares	Value ($)
Coca-Cola Bottling Co. Consolidated	6,800	1,436,228
Craft Brew Alliance, Inc. *	13,900	106,474
Darling Ingredients, Inc. *	248,400	2,513,808
Dean Foods Co.	143,400	2,596,974
Diamond Foods, Inc. *	40,400	1,600,648
Farmer Bros. Co. *	9,100	258,258
Fresh Del Monte Produce, Inc.	47,861	2,183,897
Freshpet, Inc. *(c)	28,350	276,413
Inventure Foods, Inc. *	33,000	285,780
J&J Snack Foods Corp.	21,581	2,649,931
John B. Sanfilippo & Son, Inc.	10,900	705,448
Lancaster Colony Corp.	27,656	3,145,040
Landec Corp. *	44,654	549,244
Lifeway Foods, Inc. *	10,100	114,635
Limoneira Co. (c)	17,600	279,136
MGP Ingredients, Inc.	21,547	373,410
National Beverage Corp. *	15,001	564,638
Omega Protein Corp. *	33,400	607,880
Post Holdings, Inc. *	92,699	5,957,765
Sanderson Farms, Inc. (c)	34,143	2,373,280
Seaboard Corp. *	420	1,414,560
Seneca Foods Corp., Class A *	12,400	361,832
Snyder's-Lance, Inc.	73,300	2,605,082
The Boston Beer Co., Inc., Class A *(c)	13,500	2,964,465
Tootsie Roll Industries, Inc. (c)	28,401	901,448
TreeHouse Foods, Inc. *	63,252	5,416,901
Universal Corp.	32,424	1,751,220
Vector Group Ltd.	130,522	3,165,158
		55,391,862
Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *(c)	11,800	273,760
Abaxis, Inc.	34,300	1,722,203
ABIOMED, Inc. *	61,900	4,559,554
Accuray, Inc. *(c)	115,500	773,850
Aceto Corp.	46,000	1,387,360
Addus HomeCare Corp. *	7,800	194,844
Adeptus Health, Inc., Class A *(c)	9,400	609,966
Air Methods Corp. *	59,000	2,414,870
Alliance HealthCare Services, Inc. *	7,100	60,066
Almost Family, Inc. *	11,000	455,180
Amedisys, Inc. *	43,900	1,737,562
AMN Healthcare Services, Inc. *	71,300	2,022,781
Amsurg Corp. *	72,053	5,050,195
Analogic Corp.	17,954	1,573,129
AngioDynamics, Inc. *	41,100	517,038
Anika Therapeutics, Inc. *	21,900	843,588
Antares Pharma, Inc. *	256,299	353,693
AtriCure, Inc. *	41,500	768,788
Atrion Corp.	2,300	848,700
BioScrip, Inc. *(c)	100,400	197,788
BioTelemetry, Inc. *	38,700	503,874
Cantel Medical Corp.	51,445	3,049,660
Capital Senior Living Corp. *	44,800	1,013,376
Cardiovascular Systems, Inc. *	45,900	628,830
Castlight Health, Inc., Class B *(c)	45,673	231,105
Cerus Corp. *(c)	137,100	653,967
Chemed Corp.	25,598	4,026,309
24    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Civitas Solutions, Inc. *	17,400	447,702
Computer Programs & Systems, Inc.	17,500	665,175
ConforMIS, Inc. *(c)	13,700	268,109
CONMED Corp.	43,000	1,744,080
Connecture, Inc. *(c)	13,900	82,010
Corindus Vascular Robotics, Inc. *(c)	25,000	80,000
CorVel Corp. *	14,500	481,400
Cross Country Healthcare, Inc. *	49,215	664,403
CryoLife, Inc.	37,400	394,196
Cutera, Inc. *	18,705	253,827
Cynosure, Inc., Class A *	34,944	1,315,292
Diplomat Pharmacy, Inc. *	51,688	1,452,950
EndoChoice Holdings, Inc. *	6,400	66,048
Endologix, Inc. *	98,037	837,236
Entellus Medical, Inc. *	9,800	166,502
Evolent Health, Inc., Class A *	16,100	206,885
Exactech, Inc. *	15,000	255,450
ExamWorks Group, Inc. *	59,613	1,683,471
Five Star Quality Care, Inc. *	56,200	183,774
Genesis Healthcare, Inc. *	48,100	238,576
GenMark Diagnostics, Inc. *	61,000	387,960
Glaukos Corp. *	8,200	164,328
Globus Medical, Inc., Class A *	104,200	2,328,870
Greatbatch, Inc. *	37,000	1,977,650
Haemonetics Corp. *	78,600	2,655,108
Halyard Health, Inc. *	68,293	2,026,936
Hanger, Inc. *	52,800	761,376
HealthEquity, Inc. *	55,634	1,819,788
HealthSouth Corp.	136,400	4,750,812
HealthStream, Inc. *	36,800	876,208
Healthways, Inc. *	48,800	574,376
HeartWare International, Inc. *	25,300	1,092,707
HMS Holdings Corp. *	138,452	1,457,900
ICU Medical, Inc. *	21,400	2,353,358
Imprivata, Inc. *	15,800	170,482
Inogen, Inc. *	24,598	1,051,319
Insulet Corp. *	83,600	2,499,640
Integra LifeSciences Holdings Corp. *	42,748	2,546,498
Invacare Corp.	49,211	850,366
InVivo Therapeutics Holdings Corp. *(c)	37,498	272,235
Invuity, Inc. *(c)	5,300	71,179
IPC Healthcare, Inc. *	26,300	2,064,550
iRadimed Corp. *	4,000	106,000
K2M Group Holdings, Inc. *	24,900	454,425
Kindred Healthcare, Inc.	124,823	1,672,628
Landauer, Inc.	13,300	525,217
Lantheus Holdings, Inc. *	13,000	39,000
LDR Holding Corp. *	36,873	932,887
LeMaitre Vascular, Inc.	22,435	298,834
LHC Group, Inc. *	19,700	887,781
LivaNova plc *	66,775	4,425,847
Magellan Health, Inc. *	39,368	2,102,251
Masimo Corp. *	66,000	2,618,880
MedAssets, Inc. *	93,100	2,204,608
Medidata Solutions, Inc. *	81,700	3,513,100
Meridian Bioscience, Inc.	64,350	1,223,293
Merit Medical Systems, Inc. *	66,300	1,229,202
Molina Healthcare, Inc. *	59,743	3,704,066
Security	Number of Shares	Value ($)
National HealthCare Corp.	15,388	1,004,529
National Research Corp., Class A	12,500	191,625
Natus Medical, Inc. *	51,000	2,322,030
Neogen Corp. *	56,925	3,076,796
Nevro Corp. *	24,264	989,243
Nobilis Health Corp. *(c)	43,191	121,799
NuVasive, Inc. *	73,300	3,456,828
NxStage Medical, Inc. *	92,700	1,549,017
Omnicell, Inc. *	52,300	1,422,560
OraSure Technologies, Inc. *	87,400	454,480
Orthofix International N.V. *	28,200	960,210
Owens & Minor, Inc.	92,200	3,305,370
Oxford Immunotec Global plc *	29,400	368,676
PharMerica Corp. *	47,100	1,345,647
Press Ganey Holdings, Inc. *	14,686	460,259
Quality Systems, Inc.	73,100	1,027,055
Quidel Corp. *	40,300	774,566
RadNet, Inc. *	48,000	317,280
Rockwell Medical, Inc. *(c)	78,700	911,346
RTI Surgical, Inc. *	73,900	310,750
SeaSpine Holdings Corp. *	12,215	184,202
Second Sight Medical Products, Inc. *(c)	16,421	96,555
Select Medical Holdings Corp.	160,711	1,816,034
Sientra, Inc. *	11,000	41,360
STAAR Surgical Co. *	52,900	431,135
STERIS Corp. (c)	126,127	9,453,219
Surgical Care Affiliates, Inc. *	32,237	954,538
SurModics, Inc. *	20,400	435,132
Tandem Diabetes Care, Inc. *	25,400	230,378
Team Health Holdings, Inc. *	106,058	6,328,481
Teladoc, Inc. *(c)	12,000	236,040
The Ensign Group, Inc.	36,850	1,553,596
The Providence Service Corp. *	21,100	1,089,815
The Spectranetics Corp. *	63,236	772,744
TransEnterix, Inc. *(c)	42,100	104,829
Triple-S Management Corp., Class B *	40,600	835,954
Trupanion, Inc. *(c)	14,200	93,294
U.S. Physical Therapy, Inc.	19,300	946,858
Unilife Corp. *(c)	221,152	166,660
Universal American Corp.	84,202	628,147
Utah Medical Products, Inc.	7,300	430,481
Vascular Solutions, Inc. *	27,136	871,608
Veracyte, Inc. *	23,200	151,032
Vocera Communications, Inc. *	45,500	535,535
WellCare Health Plans, Inc. *	65,906	5,839,272
West Pharmaceutical Services, Inc.	108,532	6,513,005
Wright Medical Group N.V. *	134,961	2,608,796
Zeltiq Aesthetics, Inc. *	46,400	1,565,536
		175,935,089
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	66,600	1,124,208
Elizabeth Arden, Inc. *(c)	36,298	455,177
HRG Group, Inc. *	122,000	1,640,900
Inter Parfums, Inc.	25,400	701,548
Medifast, Inc. *	13,279	371,413
Natural Health Trends Corp. (c)	12,400	610,824
See financial notes    25

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Nature's Sunshine Products, Inc.	15,000	177,750
Nutraceutical International Corp. *	12,300	301,350
Oil-Dri Corp. of America	6,887	216,114
Orchids Paper Products Co.	11,800	345,858
Revlon, Inc., Class A *	18,602	583,545
Synutra International, Inc. *(c)	23,200	132,472
USANA Health Sciences, Inc. *	9,100	1,170,260
WD-40 Co.	22,300	2,131,434
		9,962,853
Insurance 2.6%
Ambac Financial Group, Inc. *	66,900	1,080,435
American Equity Investment Life Holding Co.	120,864	3,103,788
AMERISAFE, Inc.	28,035	1,534,356
Argo Group International Holdings Ltd.	42,010	2,626,465
Atlas Financial Holdings, Inc. *	16,900	321,438
Baldwin & Lyons, Inc., Class B	13,000	301,990
Citizens, Inc. *(c)	80,500	676,200
CNO Financial Group, Inc.	296,168	5,689,387
Crawford & Co., Class B	44,000	264,000
Donegal Group, Inc., Class A	10,400	147,160
eHealth, Inc. *	23,600	282,020
EMC Insurance Group, Inc.	9,300	232,500
Employers Holdings, Inc.	44,900	1,188,503
Enstar Group Ltd. *	13,894	2,192,473
FBL Financial Group, Inc., Class A	13,968	878,587
Federated National Holding Co.	20,246	623,273
Fidelity & Guaranty Life	14,800	395,160
First American Financial Corp.	162,900	6,211,377
Global Indemnity plc *	10,755	305,550
Greenlight Capital Re Ltd., Class A *	42,789	939,646
Hallmark Financial Services, Inc. *	21,200	275,388
HCI Group, Inc.	13,800	601,818
Heritage Insurance Holdings, Inc. *	34,462	762,299
Horace Mann Educators Corp.	59,578	2,039,951
Independence Holding Co.	11,248	152,523
Infinity Property & Casualty Corp.	16,592	1,335,988
James River Group Holdings Ltd.	18,600	547,398
Kansas City Life Insurance Co.	5,700	279,471
Kemper Corp.	65,014	2,322,300
Maiden Holdings Ltd.	76,900	1,195,795
MBIA, Inc. *	212,784	1,598,008
National General Holdings Corp.	58,700	1,156,977
National Interstate Corp.	12,498	358,693
National Western Life Group, Inc., Class A	3,494	901,417
OneBeacon Insurance Group Ltd., Class A	33,400	480,626
Patriot National, Inc. *	15,800	200,660
Primerica, Inc.	77,500	3,691,325
RLI Corp.	64,420	3,919,957
Safety Insurance Group, Inc.	22,770	1,319,522
Selective Insurance Group, Inc.	84,514	3,083,916
State Auto Financial Corp.	24,726	589,715
State National Cos., Inc.	46,500	419,895
Stewart Information Services Corp.	34,100	1,369,797
Symetra Financial Corp.	110,600	3,509,338
Security	Number of Shares	Value ($)
The Navigators Group, Inc. *	16,470	1,405,714
Third Point Reinsurance Ltd. *	128,260	1,753,314
United Fire Group, Inc.	32,300	1,201,237
United Insurance Holdings Corp.	24,400	403,088
Universal Insurance Holdings, Inc.	48,122	1,518,249
		67,388,687
Materials 3.8%
A. Schulman, Inc.	45,609	1,636,907
AEP Industries, Inc. *	5,800	464,000
AK Steel Holding Corp. *(c)	262,900	759,781
American Vanguard Corp.	40,900	548,469
Axiall Corp.	108,121	2,189,450
Balchem Corp.	46,900	3,203,270
Berry Plastics Group, Inc. *	180,257	6,038,609
Boise Cascade Co. *	60,800	1,819,744
Calgon Carbon Corp.	79,785	1,372,302
Carpenter Technology Corp.	75,144	2,503,047
Century Aluminum Co. *	73,400	265,708
Chase Corp.	10,300	457,423
Chemtura Corp. *	101,185	3,231,849
Clearwater Paper Corp. *	30,000	1,512,900
Cliffs Natural Resources, Inc. (c)	227,759	628,615
Coeur Mining, Inc. *	205,013	553,535
Commercial Metals Co.	172,600	2,480,262
Core Molding Technologies, Inc. *	11,000	220,440
Deltic Timber Corp.	16,721	1,036,033
Ferro Corp. *	105,100	1,312,699
Flotek Industries, Inc. *	78,900	1,428,090
FutureFuel Corp.	40,400	622,564
Globe Specialty Metals, Inc.	94,500	1,192,590
Greif, Inc., Class A	44,194	1,448,679
H.B. Fuller Co.	74,694	2,837,625
Handy & Harman Ltd. *	4,800	114,000
Hawkins, Inc.	15,500	642,320
Haynes International, Inc.	17,525	691,361
Headwaters, Inc. *	110,000	2,260,500
Hecla Mining Co.	545,640	1,129,475
Horsehead Holding Corp. *(c)	83,900	238,276
Innophos Holdings, Inc.	30,300	1,287,447
Innospec, Inc.	35,600	1,966,544
Intrepid Potash, Inc. *	89,300	344,698
Kaiser Aluminum Corp.	26,243	2,133,293
KapStone Paper & Packaging Corp.	127,503	2,773,190
KMG Chemicals, Inc.	12,300	258,792
Koppers Holdings, Inc.	30,900	585,864
Kraton Performance Polymers, Inc. *	44,835	914,186
Kronos Worldwide, Inc.	30,700	242,530
Louisiana-Pacific Corp. *	215,472	3,805,236
LSB Industries, Inc. *	28,000	438,200
Materion Corp.	31,829	959,644
Minerals Technologies, Inc.	52,522	3,095,647
Myers Industries, Inc.	34,900	544,789
Neenah Paper, Inc.	24,753	1,668,600
Olin Corp.	246,648	4,730,709
Olympic Steel, Inc.	12,200	116,754
OMNOVA Solutions, Inc. *	65,700	471,726
P.H. Glatfelter Co.	63,800	1,237,720
PolyOne Corp.	135,876	4,543,693
26    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Quaker Chemical Corp.	20,100	1,595,538
Rayonier Advanced Materials, Inc.	55,842	514,863
Real Industry, Inc. *	32,714	310,783
Rentech, Inc. *	44,190	258,512
Ryerson Holding Corp. *(c)	14,000	81,900
Schnitzer Steel Industries, Inc., Class A	37,800	637,308
Schweitzer-Mauduit International, Inc.	44,700	1,735,254
Senomyx, Inc. *	62,400	308,880
Sensient Technologies Corp.	70,614	4,608,976
Stepan Co.	28,500	1,508,505
Stillwater Mining Co. *	182,900	1,708,286
Summit Materials, Inc., Class A *	35,015	737,416
SunCoke Energy, Inc.	96,800	480,128
TimkenSteel Corp.	63,644	677,172
Trecora Resources *	27,400	390,176
Tredegar Corp.	35,100	500,526
Trinseo S.A. *(c)	15,600	506,220
Tronox Ltd., Class A	90,200	560,142
United States Lime & Minerals, Inc.	2,700	131,895
US Concrete, Inc. *	21,700	1,203,482
Valhi, Inc. (c)	25,000	61,750
Wausau Paper Corp.	58,500	597,285
Worthington Industries, Inc.	73,817	2,266,182
		98,340,964
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	31,500	862,155
Carmike Cinemas, Inc. *	37,900	970,619
Central European Media Enterprises Ltd., Class A *(c)	109,100	235,656
Crown Media Holdings, Inc., Class A *	46,700	270,393
Cumulus Media, Inc., Class A *	197,200	90,535
Daily Journal Corp. *	2,000	409,400
DreamWorks Animation SKG, Inc., Class A *	115,430	2,336,303
Entercom Communications Corp., Class A *	43,000	474,720
Entravision Communications Corp., Class A	98,600	863,736
Eros International plc *(c)	41,690	465,677
Global Eagle Entertainment, Inc. *	65,900	877,788
Gray Television, Inc. *	92,193	1,464,947
Harte-Hanks, Inc.	75,416	320,518
Hemisphere Media Group, Inc. *(c)	12,300	166,419
IMAX Corp. *	92,000	3,531,880
Journal Media Group, Inc.	34,919	427,409
Loral Space & Communications, Inc. *	20,500	916,555
Martha Stewart Living Omnimedia, Inc., Class A *	58,700	354,548
MDC Partners, Inc., Class A	64,480	1,339,894
Media General, Inc. *	143,286	2,129,230
Meredith Corp.	55,600	2,614,312
National CineMedia, Inc.	86,800	1,232,560
New Media Investment Group, Inc.	64,082	1,031,720
Security	Number of Shares	Value ($)
Nexstar Broadcasting Group, Inc., Class A	47,055	2,504,738
Reading International, Inc., Class A *	23,000	356,500
Rentrak Corp. *(c)	20,391	1,125,175
Saga Communications, Inc., Class A	6,400	275,328
Scholastic Corp.	38,469	1,572,228
SFX Entertainment, Inc. *(c)	64,800	60,270
Sinclair Broadcast Group, Inc., Class A	96,902	2,908,029
Sizmek, Inc. *	36,700	217,631
The E.W. Scripps Co., Class A	89,271	1,969,318
The New York Times Co., Class A	200,751	2,665,973
Time, Inc.	160,186	2,976,256
Townsquare Media, Inc., Class A *	10,100	110,696
Tribune Publishing Co.	35,717	337,169
World Wrestling Entertainment, Inc., Class A (c)	48,000	855,840
		41,322,125
Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Abeona Therapeutics, Inc. *(c)	14,621	57,753
ACADIA Pharmaceuticals, Inc. *	123,016	4,283,417
Accelerate Diagnostics, Inc. *(c)	33,300	558,441
Acceleron Pharma, Inc. *	34,327	1,071,346
Achillion Pharmaceuticals, Inc. *	170,889	1,336,352
Acorda Therapeutics, Inc. *	64,939	2,340,402
Adamas Pharmaceuticals, Inc. *	14,272	210,655
Aduro Biotech, Inc. *(c)	11,881	320,906
Advaxis, Inc. *(c)	44,111	489,191
Aegerion Pharmaceuticals, Inc. *(c)	43,100	632,708
Aerie Pharmaceuticals, Inc. *	29,844	680,742
Affimed N.V. *	22,114	140,203
Affymetrix, Inc. *	110,900	1,020,280
Agenus, Inc. *	110,054	501,846
Agile Therapeutics, Inc. *(c)	13,462	106,888
Aimmune Therapeutics, Inc. *	15,600	234,780
Akebia Therapeutics, Inc. *	34,547	308,159
Albany Molecular Research, Inc. *	40,600	732,424
Alder Biopharmaceuticals, Inc. *	33,946	1,085,593
Alimera Sciences, Inc. *(c)	45,500	136,955
AMAG Pharmaceuticals, Inc. *	50,131	2,005,240
Amicus Therapeutics, Inc. *	176,904	1,326,780
Amphastar Pharmaceuticals, Inc. *	42,926	508,244
Anacor Pharmaceuticals, Inc. *	62,396	7,013,934
ANI Pharmaceuticals, Inc. *	10,100	422,584
Anthera Pharmaceuticals, Inc. *	51,939	299,688
Applied Genetic Technologies Corp. *	17,400	208,800
Aratana Therapeutics, Inc. *	43,300	302,667
Ardelyx, Inc. *(c)	23,940	392,137
Arena Pharmaceuticals, Inc. *	365,000	689,850
ARIAD Pharmaceuticals, Inc. *	241,800	1,653,912
Array BioPharma, Inc. *	220,479	1,128,852
Arrowhead Research Corp. *(c)	98,400	506,760
Assembly Biosciences, Inc. *	20,668	198,413
Asterias Biotherapeutics, Inc. *(c)	15,125	69,273
Atara Biotherapeutics, Inc. *	24,043	619,588
aTyr Pharma, Inc. *(c)	8,518	106,134
See financial notes    27

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Avalanche Biotechnologies, Inc. *	28,209	237,802
Axovant Sciences Ltd. *(c)	19,600	238,924
Bellicum Pharmaceuticals, Inc. *	14,200	177,642
BioCryst Pharmaceuticals, Inc. *	102,800	924,172
BioDelivery Sciences International, Inc. *(c)	79,500	427,710
BioSpecifics Technologies Corp. *	8,000	467,280
BioTime, Inc. *(c)	83,500	314,795
Blueprint Medicines Corp. *	13,264	266,474
Calithera Biosciences, Inc. *(c)	19,000	162,260
Cambrex Corp. *	47,100	2,165,187
Cara Therapeutics, Inc. *	27,617	391,333
Carbylan Therapeutics, Inc. *	15,751	56,704
Catabasis Pharmaceuticals, Inc. *(c)	5,500	38,390
Catalent, Inc. *	122,399	3,253,365
Catalyst Pharmaceuticals, Inc. *	107,345	339,210
Celldex Therapeutics, Inc. *	147,500	1,778,850
Cellular Biomedicine Group, Inc. *(c)	14,309	300,489
Cempra, Inc. *(c)	46,278	1,027,372
Cepheid *	108,500	3,623,900
ChemoCentryx, Inc. *(c)	35,000	244,650
Chiasma, Inc. *(c)	10,000	227,400
Chimerix, Inc. *	69,186	2,710,707
Cidara Therapeutics, Inc. *	4,559	62,094
Clovis Oncology, Inc. *	42,000	4,196,220
Coherus Biosciences, Inc. *	33,961	945,814
Collegium Pharmaceutical, Inc. *(c)	8,736	160,480
Concert Pharmaceuticals, Inc. *	21,722	493,307
Corcept Therapeutics, Inc. *	86,506	319,207
Corium International, Inc. *(c)	12,013	83,370
CorMedix, Inc. *(c)	45,377	115,258
CTI BioPharma, Corp. *(c)	297,500	395,675
Curis, Inc. *	158,654	323,654
Cytokinetics, Inc. *	45,900	395,199
CytRx Corp. *(c)	81,800	227,404
Depomed, Inc. *	86,900	1,520,750
Dermira, Inc. *	24,700	666,653
Dicerna Pharmaceuticals, Inc. *	21,814	218,576
Durect Corp. *	163,276	333,083
Dyax Corp. *	221,213	6,089,994
Dynavax Technologies Corp. *	52,100	1,183,191
Eagle Pharmaceuticals, Inc. *(c)	12,424	791,533
Emergent Biosolutions, Inc. *	43,700	1,404,955
Enanta Pharmaceuticals, Inc. *	22,222	624,216
Endocyte, Inc. *(c)	50,400	259,056
Epizyme, Inc. *(c)	41,759	546,625
Esperion Therapeutics, Inc. *(c)	18,670	448,080
Exact Sciences Corp. *(c)	139,762	1,164,217
Exelixis, Inc. *(c)	326,972	1,968,371
Fibrocell Science, Inc. *(c)	34,944	133,486
FibroGen, Inc. *	69,009	1,608,600
Five Prime Therapeutics, Inc. *	33,300	1,070,595
Flex Pharma, Inc. *(c)	9,700	109,901
Flexion Therapeutics, Inc. *	19,943	328,661
Fluidigm Corp. *	43,100	465,911
Foamix Pharmaceuticals Ltd. *	32,336	230,556
Foundation Medicine, Inc. *(c)	20,500	459,610
Galena Biopharma, Inc. *(c)	265,000	445,200
Genocea Biosciences, Inc. *	26,625	127,534
Security	Number of Shares	Value ($)
Genomic Health, Inc. *	22,700	474,884
Geron Corp. *	231,200	802,264
Global Blood Therapeutics, Inc. *	9,600	447,648
Halozyme Therapeutics, Inc. *	154,500	2,417,925
Harvard Bioscience, Inc. *	74,929	220,291
Heron Therapeutics, Inc. *(c)	43,660	1,197,157
Heska Corp. *	8,091	248,879
Idera Pharmaceuticals, Inc. *(c)	151,729	418,772
Ignyta, Inc. *	35,845	367,053
Immune Design, Corp. *	16,243	211,159
ImmunoGen, Inc. *	128,000	1,497,600
Immunomedics, Inc. *(c)	175,000	523,250
Impax Laboratories, Inc. *	105,400	3,650,002
INC Research Holdings, Inc., Class A *	19,400	809,174
Infinity Pharmaceuticals, Inc. *	68,300	706,905
Inovio Pharmaceuticals, Inc. *(c)	120,362	761,891
Insmed, Inc. *	92,314	1,831,510
Insys Therapeutics, Inc. *	37,079	955,155
Intersect ENT, Inc. *	26,368	505,211
Intra-Cellular Therapies, Inc. *	31,300	1,497,705
Invitae Corp. *(c)	14,200	108,204
Ironwood Pharmaceuticals, Inc. *	196,700	2,234,512
Karyopharm Therapeutics, Inc. *(c)	33,263	444,061
Keryx Biopharmaceuticals, Inc. *(c)	150,634	674,840
Kite Pharma, Inc. *(c)	43,742	2,976,643
La Jolla Pharmaceutical Co. *	21,579	539,259
Lannett Co., Inc. *(c)	41,300	1,849,001
Lexicon Pharmaceuticals, Inc. *(c)	58,700	558,237
Ligand Pharmaceuticals, Inc. *	25,843	2,334,915
Lion Biotechnologies, Inc. *	64,872	419,722
Loxo Oncology, Inc. *	8,900	208,082
Luminex Corp. *	70,400	1,281,280
MacroGenics, Inc. *	49,449	1,536,380
MannKind Corp. *(c)	355,984	1,178,307
Medgenics, Inc. *(c)	23,712	155,314
Merrimack Pharmaceuticals, Inc. *	166,400	1,554,176
MiMedx Group, Inc. *(c)	156,150	1,136,772
Mirati Therapeutics, Inc. *	18,048	638,538
Momenta Pharmaceuticals, Inc. *	87,686	1,438,927
Myriad Genetics, Inc. *(c)	102,586	4,141,397
NanoString Technologies, Inc. *	24,100	349,691
NantKwest, Inc. *(c)	8,400	99,960
Natera, Inc. *	13,000	107,250
Navidea Biopharmaceuticals, Inc. *(c)	221,100	446,622
Nektar Therapeutics *	194,571	2,309,558
NeoGenomics, Inc. *	89,888	633,710
Neos Therapeutics, Inc. *	7,600	107,616
Neurocrine Biosciences, Inc. *	129,903	6,376,938
NewLink Genetics Corp. *	33,100	1,266,737
Nivalis Therapeutics, Inc. *	6,800	54,536
Northwest Biotherapeutics, Inc. *(c)	70,700	345,016
Novavax, Inc. *	411,321	2,776,417
Ocata Therapeutics, Inc. *(c)	48,125	211,750
Ocular Therapeutix, Inc. *	18,570	160,259
Omeros Corp. *(c)	57,100	715,463
OncoMed Pharmaceuticals, Inc. *(c)	24,500	490,245
Oncothyreon, Inc. *	151,709	449,059
28    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ophthotech Corp. *	37,643	1,879,515
Orexigen Therapeutics, Inc. *(c)	151,187	459,608
Organovo Holdings, Inc. *(c)	154,441	464,867
Osiris Therapeutics, Inc. (c)	30,400	517,712
Otonomy, Inc. *	21,039	455,284
OvaScience, Inc. *(c)	33,901	439,696
Pacific Biosciences of California, Inc. *(c)	85,600	607,760
Pacira Pharmaceuticals, Inc. *	53,400	2,667,330
Paratek Pharmaceuticals, Inc. *	17,408	302,203
PAREXEL International Corp. *	82,880	5,231,386
PDL BioPharma, Inc.	239,600	1,097,368
Peregrine Pharmaceuticals, Inc. *(c)	255,100	285,712
Pernix Therapeutics Holdings, Inc. *(c)	48,800	137,128
Pfenex, Inc. *	23,397	423,018
Phibro Animal Health Corp., Class A	25,500	850,680
Portola Pharmaceuticals, Inc. *	70,200	3,342,222
POZEN, Inc. *(c)	35,400	207,090
PRA Health Sciences, Inc. *	30,500	1,068,720
Prestige Brands Holdings, Inc. *	80,900	3,964,909
Progenics Pharmaceuticals, Inc. *	106,000	778,040
Proteon Therapeutics, Inc. *	10,998	150,673
Prothena Corp. plc *	45,853	2,361,888
PTC Therapeutics, Inc. *	48,936	1,217,038
Radius Health, Inc. *	50,314	3,231,668
Raptor Pharmaceutical Corp. *	119,565	651,629
Regulus Therapeutics, Inc. *(c)	39,681	263,879
Relypsa, Inc. *	46,624	745,518
Repligen Corp. *	49,100	1,632,084
Retrophin, Inc. *	55,293	1,057,755
Revance Therapeutics, Inc. *(c)	22,308	873,804
Rigel Pharmaceuticals, Inc. *	153,400	389,636
Sage Therapeutics, Inc. *	19,895	999,326
Sagent Pharmaceuticals, Inc. *	29,769	500,417
Sangamo BioSciences, Inc. *	99,700	702,885
Sarepta Therapeutics, Inc. *	60,900	1,465,254
SciClone Pharmaceuticals, Inc. *	78,000	594,360
Sequenom, Inc. *(c)	166,100	290,675
Seres Therapeutics, Inc. *(c)	12,000	355,680
Sorrento Therapeutics, Inc. *	39,855	344,347
Spark Therapeutics, Inc. *(c)	12,500	673,750
Spectrum Pharmaceuticals, Inc. *	114,300	595,503
Stemline Therapeutics, Inc. *	28,000	248,920
Sucampo Pharmaceuticals, Inc., Class A *	40,218	778,620
Supernus Pharmaceuticals, Inc. *	50,200	828,300
Synergy Pharmaceuticals, Inc. *(c)	140,600	901,246
Synta Pharmaceuticals Corp. *(c)	191,800	128,506
T2 Biosystems, Inc. *(c)	9,200	102,304
Teligent, Inc. *(c)	58,900	428,203
TESARO, Inc. *	35,100	1,595,997
Tetraphase Pharmaceuticals, Inc. *	52,053	470,039
TG Therapeutics, Inc. *	59,050	730,449
The Medicines Co. *	97,228	3,329,087
TherapeuticsMD, Inc. *	200,755	1,178,432
Theravance Biopharma, Inc. *(c)	34,500	515,775
Theravance, Inc. (c)	130,100	1,142,278
Threshold Pharmaceuticals, Inc. *	88,794	338,305
Tobira Therapeutics, Inc. *(c)	4,229	42,628
Security	Number of Shares	Value ($)
Tokai Pharmaceuticals, Inc. *(c)	17,900	197,795
Trevena, Inc. *	50,234	483,251
Trovagene, Inc. *(c)	35,347	152,346
Ultragenyx Pharmaceutical, Inc. *	57,341	5,696,828
Vanda Pharmaceuticals, Inc. *(c)	60,600	650,844
Verastem, Inc. *	47,100	86,664
Versartis, Inc. *(c)	31,735	327,823
Vitae Pharmaceuticals, Inc. *	18,478	219,519
Vital Therapies, Inc. *(c)	23,347	181,406
VIVUS, Inc. *(c)	190,400	239,904
vTv Therapeutics, Inc., Class A *	7,000	51,380
XBiotech, Inc. *(c)	5,538	78,529
Xencor, Inc. *	40,028	433,503
XenoPort, Inc. *	98,100	599,391
XOMA Corp. *(c)	150,400	183,488
Zafgen, Inc. *	23,672	227,961
ZIOPHARM Oncology, Inc. *(c)	166,564	1,897,164
Zogenix, Inc. *	40,225	474,253
ZS Pharma, Inc. *	28,002	1,820,410
Zynerba Pharmaceuticals, Inc. *(c)	4,700	59,173
		215,946,116
Real Estate 9.6%
Acadia Realty Trust	102,257	3,363,233
AG Mortgage Investment Trust, Inc.	41,300	628,173
Agree Realty Corp.	25,500	825,690
Alexander & Baldwin, Inc.	72,560	2,738,414
Alexander's, Inc.	3,041	1,200,861
Altisource Asset Management Corp. *	1,385	34,071
Altisource Portfolio Solutions S.A. *	19,887	533,171
Altisource Residential Corp.	87,800	1,263,442
American Assets Trust, Inc.	55,100	2,323,016
American Capital Mortgage Investment Corp.	76,700	1,112,917
American Residential Properties, Inc.	47,200	782,104
Anworth Mortgage Asset Corp.	147,000	701,190
Apollo Commercial Real Estate Finance, Inc.	87,200	1,448,392
Apollo Residential Mortgage, Inc.	50,875	654,761
Ares Commercial Real Estate Corp.	41,900	517,046
Armada Hoffler Properties, Inc.	40,500	434,970
ARMOUR Residential REIT, Inc.	63,829	1,309,771
Ashford Hospitality Prime, Inc.	42,487	624,559
Ashford Hospitality Trust, Inc.	128,682	885,332
AV Homes, Inc. *	24,800	328,352
Bluerock Residential Growth REIT, Inc.	21,808	255,590
Campus Crest Communities, Inc.	112,200	743,886
Capstead Mortgage Corp.	145,829	1,407,250
CareTrust REIT, Inc.	67,965	769,364
CatchMark Timber Trust, Inc., Class A	52,409	573,879
Cedar Realty Trust, Inc.	119,200	833,208
Chambers Street Properties	345,419	2,445,567
Chatham Lodging Trust	55,134	1,262,017
Chesapeake Lodging Trust	86,985	2,395,567
See financial notes    29

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Colony Capital, Inc., Class A	163,826	3,332,221
Consolidated-Tomoka Land Co.	7,600	389,500
CorEnergy Infrastructure Trust, Inc.	97,500	498,225
CoreSite Realty Corp.	36,400	2,000,180
Cousins Properties, Inc.	326,001	3,273,050
CubeSmart	247,243	6,878,300
CyrusOne, Inc.	100,404	3,542,253
CYS Investments, Inc.	246,361	1,901,907
DCT Industrial Trust, Inc.	133,626	4,960,197
DiamondRock Hospitality Co.	303,517	3,545,079
DuPont Fabros Technology, Inc.	95,424	3,062,156
Dynex Capital, Inc.	77,200	511,836
Easterly Government Properties, Inc.	21,600	377,568
EastGroup Properties, Inc.	48,090	2,700,734
Education Realty Trust, Inc.	72,713	2,611,124
EPR Properties	84,900	4,823,169
Equity One, Inc.	111,931	2,975,126
FelCor Lodging Trust, Inc.	215,913	1,738,100
First Industrial Realty Trust, Inc.	163,237	3,538,978
First Potomac Realty Trust	90,700	1,069,353
Forestar Group, Inc. *	49,700	703,255
Franklin Street Properties Corp.	134,065	1,396,957
FRP Holdings, Inc. *	8,700	287,100
Getty Realty Corp.	39,242	662,405
Gladstone Commercial Corp.	34,300	549,143
Government Properties Income Trust	100,847	1,641,789
Gramercy Property Trust, Inc.	86,322	1,957,783
Great Ajax Corp.	9,400	121,542
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,845	879,699
Hatteras Financial Corp.	145,051	2,075,680
Healthcare Realty Trust, Inc. (c)	147,981	3,900,779
Hersha Hospitality Trust	72,925	1,750,929
Highwoods Properties, Inc.	138,207	6,005,094
Hudson Pacific Properties, Inc.	109,311	3,123,015
Independence Realty Trust, Inc.	39,209	307,399
InfraREIT, Inc.	34,700	828,636
Inland Real Estate Corp.	133,336	1,180,024
Invesco Mortgage Capital, Inc.	188,006	2,265,472
Investors Real Estate Trust	187,002	1,518,456
iStar, Inc. *	131,700	1,704,198
Kennedy-Wilson Holdings, Inc.	140,587	3,447,193
Kite Realty Group Trust	126,439	3,339,254
Ladder Capital Corp.	55,962	798,018
LaSalle Hotel Properties	168,379	4,952,026
Lexington Realty Trust	314,774	2,782,602
LTC Properties, Inc.	52,651	2,256,095
Mack-Cali Realty Corp.	130,100	2,830,976
Marcus & Millichap, Inc. *	19,579	853,057
Medical Properties Trust, Inc.	353,767	3,997,567
Monmouth Real Estate Investment Corp.	84,500	879,645
Monogram Residential Trust, Inc.	247,724	2,442,559
National Health Investors, Inc.	56,468	3,316,930
National Storage Affiliates Trust	33,821	508,668
New Residential Investment Corp.	346,497	4,203,009
New Senior Investment Group, Inc.	133,669	1,339,363
New York Mortgage Trust, Inc. (c)	175,200	995,136
Security	Number of Shares	Value ($)
New York REIT, Inc.	249,088	2,839,603
NexPoint Residential Trust, Inc.	30,669	404,217
One Liberty Properties, Inc.	18,700	440,572
Orchid Island Capital, Inc. (c)	36,959	328,196
Parkway Properties, Inc.	128,593	2,151,361
Pebblebrook Hotel Trust	108,000	3,691,440
Pennsylvania Real Estate Investment Trust	106,167	2,386,634
PennyMac Mortgage Investment Trust	109,021	1,593,887
Physicians Realty Trust	101,150	1,616,377
Potlatch Corp.	60,403	1,886,990
Preferred Apartment Communities, Inc., Class A	26,197	286,857
PS Business Parks, Inc.	29,938	2,568,381
QTS Realty Trust, Inc., Class A	41,439	1,782,291
RAIT Financial Trust	154,400	748,840
Ramco-Gershenson Properties Trust	120,921	2,031,473
RE/MAX Holdings, Inc., Class A	16,800	632,856
Redwood Trust, Inc.	123,500	1,640,080
Resource Capital Corp.	49,037	629,635
Retail Opportunity Investments Corp.	150,247	2,723,978
Rexford Industrial Realty, Inc.	88,116	1,334,957
RLJ Lodging Trust	195,135	4,895,937
Rouse Properties, Inc.	54,500	958,655
Ryman Hospitality Properties, Inc.	64,985	3,418,211
Sabra Health Care REIT, Inc.	94,996	2,154,509
Saul Centers, Inc.	13,400	751,338
Select Income REIT	94,928	1,917,546
Silver Bay Realty Trust Corp.	56,433	914,215
Sovran Self Storage, Inc.	53,417	5,334,756
STAG Industrial, Inc.	94,500	1,939,140
Starwood Waypoint Residential Trust	57,400	1,412,040
STORE Capital Corp.	56,600	1,283,122
Strategic Hotels & Resorts, Inc. *	407,984	5,752,574
Summit Hotel Properties, Inc.	125,500	1,641,540
Sun Communities, Inc.	70,536	4,727,323
Sunstone Hotel Investors, Inc.	308,208	4,456,688
Tejon Ranch Co. *	19,092	430,143
Terreno Realty Corp.	62,600	1,400,988
The Geo Group, Inc.	109,980	3,549,055
The St. Joe Co. *(c)	99,000	1,962,180
UMH Properties, Inc.	31,900	315,491
United Development Funding IV (c)	44,425	764,110
Universal Health Realty Income Trust	19,444	966,172
Urban Edge Properties	132,087	3,135,745
Urstadt Biddle Properties, Inc., Class A	47,174	948,197
Washington Real Estate Investment Trust	99,282	2,681,607
Western Asset Mortgage Capital Corp. (c)	59,656	681,272
Whitestone REIT	41,700	515,412
Xenia Hotels & Resorts, Inc.	170,562	2,957,545
		251,510,438
30    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	34,800	345,564
Abercrombie & Fitch Co., Class A	103,963	2,202,976
America's Car-Mart, Inc. *	11,500	393,760
American Eagle Outfitters, Inc.	293,215	4,480,325
Asbury Automotive Group, Inc. *	40,485	3,206,412
Ascena Retail Group, Inc. *	259,463	3,456,047
Barnes & Noble Education, Inc. *	46,395	684,326
Barnes & Noble, Inc.	73,410	953,596
bebe stores, Inc. (c)	51,449	57,108
Big 5 Sporting Goods Corp.	34,384	314,614
Big Lots, Inc.	73,300	3,379,130
Blue Nile, Inc. *	19,000	647,900
Boot Barn Holdings, Inc. *	21,411	321,165
Build-A-Bear Workshop, Inc. *	18,100	281,636
Burlington Stores, Inc. *	113,791	5,471,071
Caleres, Inc.	68,275	2,086,484
Chico's FAS, Inc.	212,351	2,934,691
Christopher & Banks Corp. *	51,800	75,628
Citi Trends, Inc.	24,846	660,158
Conn's, Inc. *(c)	40,600	770,182
Core-Mark Holding Co., Inc.	34,641	2,815,967
Destination XL Group, Inc. *	56,400	329,376
Etsy, Inc. *(c)	35,663	388,727
EVINE Live, Inc. *	56,000	144,480
Express, Inc. *	124,098	2,395,091
Fenix Parts, Inc. *(c)	27,427	215,851
Five Below, Inc. *	79,600	2,733,464
Francesca's Holdings Corp. *	62,800	892,388
Fred's, Inc., Class A	52,800	730,224
FTD Cos., Inc. *	28,097	795,707
Genesco, Inc. *	36,744	2,302,012
Group 1 Automotive, Inc.	35,300	3,069,335
Guess?, Inc.	94,900	1,997,645
Haverty Furniture Cos., Inc.	30,300	709,323
Hibbett Sports, Inc. *	37,575	1,283,562
HSN, Inc.	49,555	3,064,977
Kirkland's, Inc.	27,800	639,122
Lands' End, Inc. *(c)	24,200	597,256
Liberty TripAdvisor Holdings, Inc., Class A *	112,911	3,521,694
Lithia Motors, Inc., Class A	33,937	3,983,864
Lumber Liquidators Holdings, Inc. *(c)	39,398	544,480
MarineMax, Inc. *	37,700	595,660
Mattress Firm Holding Corp. *(c)	29,616	1,260,753
Monro Muffler Brake, Inc.	46,546	3,452,317
Nutrisystem, Inc.	39,948	923,997
Ollie's Bargain Outlet Holdings, Inc. *	11,900	188,615
Outerwall, Inc. (c)	28,700	1,722,000
Overstock.com, Inc. *	15,500	242,730
Party City Holdco, Inc. *	33,816	535,307
PetMed Express, Inc. (c)	29,500	496,190
Pier 1 Imports, Inc. (c)	140,400	1,041,768
Pool Corp.	65,028	5,302,383
Rent-A-Center, Inc.	77,385	1,423,110
Restoration Hardware Holdings, Inc. *	49,241	5,076,255
Select Comfort Corp. *	75,512	1,600,854
Shoe Carnival, Inc.	24,850	558,380
Security	Number of Shares	Value ($)
Shutterfly, Inc. *	56,947	2,375,259
Sonic Automotive, Inc., Class A	50,774	1,266,304
Sportsman's Warehouse Holdings, Inc. *	23,000	247,480
Stage Stores, Inc.	46,827	455,627
Stein Mart, Inc.	44,300	392,498
Systemax, Inc. *	14,500	134,415
The Buckle, Inc. (c)	41,664	1,476,572
The Cato Corp., Class A	42,404	1,601,175
The Children's Place, Inc.	29,690	1,593,462
The Container Store Group, Inc. *(c)	25,200	287,532
The Finish Line, Inc., Class A	71,619	1,334,262
The Men's Wearhouse, Inc.	72,769	2,909,305
The Pep Boys - Manny, Moe & Jack *	75,800	1,140,032
Tile Shop Holdings, Inc. *	41,100	596,361
Tilly's, Inc., Class A *	12,600	91,854
Travelport Worldwide Ltd.	154,462	2,092,960
Tuesday Morning Corp. *	65,800	355,978
Vitamin Shoppe, Inc. *	45,400	1,302,526
VOXX International Corp. *	31,300	161,508
Wayfair, Inc., Class A *(c)	28,698	1,213,065
West Marine, Inc. *	24,500	249,410
Weyco Group, Inc.	9,100	258,349
Winmark Corp.	3,000	302,250
Zumiez, Inc. *	30,100	526,148
		112,661,969
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	59,437	1,680,878
Advanced Micro Devices, Inc. *(c)	974,643	2,066,243
Alpha & Omega Semiconductor Ltd. *	28,000	248,640
Ambarella, Inc. *(c)	46,100	2,279,184
Amkor Technology, Inc. *	152,218	946,796
Applied Micro Circuits Corp. *	114,365	741,085
Axcelis Technologies, Inc. *	188,400	527,520
Brooks Automation, Inc.	95,831	1,057,974
Cabot Microelectronics Corp. *	35,700	1,505,469
Cascade Microtech, Inc. *	18,700	286,484
Cavium, Inc. *	82,300	5,839,185
CEVA, Inc. *	32,336	755,692
Cirrus Logic, Inc. *	95,900	2,956,597
Cohu, Inc.	46,700	587,953
Diodes, Inc. *	54,281	1,243,035
DSP Group, Inc. *	31,400	317,140
Entegris, Inc. *	210,800	2,704,564
Exar Corp. *	58,500	332,865
Fairchild Semiconductor International, Inc. *	178,942	2,984,753
FormFactor, Inc. *	94,273	776,810
Inphi Corp. *	60,433	1,799,090
Integrated Device Technology, Inc. *	220,089	5,612,269
Integrated Silicon Solution, Inc.	46,000	1,034,080
Intersil Corp., Class A	190,700	2,583,985
IXYS Corp.	32,400	403,704
Kopin Corp. *	100,300	267,801
Lattice Semiconductor Corp. *	170,200	779,516
See financial notes    31

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
M/A-COM Technology Solutions Holdings, Inc. *	36,753	1,240,046
Mattson Technology, Inc. *	93,954	219,852
MaxLinear, Inc., Class A *	73,260	952,380
Microsemi Corp. *	141,981	5,112,736
MKS Instruments, Inc.	80,189	2,825,860
Monolithic Power Systems, Inc.	58,400	3,645,328
Nanometrics, Inc. *	40,600	620,368
NeoPhotonics Corp. *	41,863	346,207
NVE Corp.	6,500	385,385
OmniVision Technologies, Inc. *	87,073	2,513,798
PDF Solutions, Inc. *	44,800	473,088
Pericom Semiconductor Corp.	31,900	556,655
Photronics, Inc. *	92,837	890,307
PMC-Sierra, Inc. *	269,300	3,210,056
Power Integrations, Inc.	45,362	2,295,771
Rambus, Inc. *	167,900	1,732,728
Rudolph Technologies, Inc. *	46,700	597,293
Semtech Corp. *	100,229	1,754,008
Sigma Designs, Inc. *	48,758	429,558
Silicon Laboratories, Inc. *	63,550	3,175,594
Synaptics, Inc. *	55,600	4,731,004
Tessera Technologies, Inc.	77,959	2,726,226
Ultra Clean Holdings, Inc. *	43,300	211,304
Ultratech, Inc. *	47,700	745,551
Veeco Instruments, Inc. *	57,339	1,033,249
Xcerra Corp. *	84,400	585,736
		85,329,400
Software & Services 9.4%
6D Global Technologies, Inc. *(b)(c)	24,294	53,022
A10 Networks, Inc. *	45,219	324,672
ACI Worldwide, Inc. *	172,052	4,120,645
Actua Corp. *	57,600	797,760
Acxiom Corp. *	117,600	2,601,312
Alarm.com Holdings, Inc. *(c)	8,200	103,730
Amber Road, Inc. *	27,400	110,148
American Software, Inc., Class A	45,000	460,350
Angie's List, Inc. *(c)	60,200	465,346
Apigee Corp. *(c)	7,000	67,550
Appfolio, Inc., Class A *(c)	6,300	110,313
Aspen Technology, Inc. *	128,199	5,306,157
AVG Technologies N.V. *	58,258	1,380,715
Bankrate, Inc. *	98,300	1,166,821
Barracuda Networks, Inc. *	11,600	222,488
Bazaarvoice, Inc. *	107,400	475,782
Benefitfocus, Inc. *	11,390	364,024
Blackbaud, Inc.	70,769	4,436,509
Blackhawk Network Holdings, Inc. *	80,202	3,415,001
Blucora, Inc. *	63,100	618,380
Bottomline Technologies de, Inc. *	63,700	1,763,216
Box, Inc., Class A *	20,500	255,840
Brightcove, Inc. *	49,900	309,380
BroadSoft, Inc. *	42,200	1,349,134
CACI International, Inc., Class A *	35,158	3,411,732
Callidus Software, Inc. *	86,000	1,493,820
Carbonite, Inc. *	26,000	263,120
Cardtronics, Inc. *	67,600	2,332,200
Care.com, Inc. *(c)	23,800	143,038
Security	Number of Shares	Value ($)
Cass Information Systems, Inc.	17,640	920,102
ChannelAdvisor Corp. *	30,400	265,088
Ciber, Inc. *	120,800	431,256
Cimpress N.V. *(c)	49,500	3,905,550
Code Rebel Corp. *(c)	2,500	12,425
CommVault Systems, Inc. *	68,247	2,765,368
comScore, Inc. *	50,800	2,173,224
Constant Contact, Inc. *	46,785	1,221,089
Convergys Corp.	146,000	3,747,820
Cornerstone OnDemand, Inc. *	82,700	2,605,050
CSG Systems International, Inc.	51,100	1,712,872
Cvent, Inc. *	36,000	1,137,960
Datalink Corp. *	27,300	199,290
Demandware, Inc. *	50,610	2,869,587
DHI Group, Inc. *	73,100	661,555
Digimarc Corp. *(c)	10,300	231,338
Digital Turbine, Inc. *(c)	65,944	109,467
EarthLink Holdings Corp.	147,381	1,260,108
Ebix, Inc. (c)	38,300	1,062,059
Ellie Mae, Inc. *	44,100	3,218,418
Endurance International Group Holdings, Inc. *	82,802	1,103,751
EnerNOC, Inc. *	42,000	329,280
Envestnet, Inc. *	54,700	1,633,342
EPAM Systems, Inc. *	72,383	5,598,825
Epiq Systems, Inc.	48,100	663,780
Euronet Worldwide, Inc. *	76,982	6,177,036
Everi Holdings, Inc. *	103,300	483,444
EVERTEC, Inc.	96,400	1,758,336
Everyday Health, Inc. *	26,939	253,227
ExlService Holdings, Inc. *	50,592	2,239,202
Fair Isaac Corp.	46,041	4,252,807
Five9, Inc. *	33,000	142,890
Fleetmatics Group plc *	57,800	3,217,148
Forrester Research, Inc.	16,017	516,869
Gigamon, Inc. *	39,600	1,038,708
Globant S.A. *(c)	21,151	731,190
Glu Mobile, Inc. *	170,358	701,875
Gogo, Inc. *(c)	82,000	1,158,660
GrubHub, Inc. *(c)	112,476	2,697,175
GTT Communications, Inc. *	32,943	616,693
Guidance Software, Inc. *	31,700	178,788
Guidewire Software, Inc. *	103,927	6,051,669
Heartland Payment Systems, Inc.	53,800	3,981,200
Hortonworks, Inc. *	12,500	243,250
HubSpot, Inc. *	29,889	1,550,641
Imperva, Inc. *	39,742	2,806,580
Infoblox, Inc. *	86,300	1,407,553
Interactive Intelligence Group, Inc. *	23,473	759,117
Internap Corp. *	96,000	648,960
Intralinks Holdings, Inc. *	61,600	539,000
j2 Global, Inc.	71,228	5,523,731
Jive Software, Inc. *	82,300	400,801
Limelight Networks, Inc. *	90,900	185,436
Lionbridge Technologies, Inc. *	99,900	538,461
Liquidity Services, Inc. *	35,400	289,926
LivePerson, Inc. *	78,700	613,860
LogMeIn, Inc. *	35,600	2,398,016
Luxoft Holding, Inc. *	26,670	1,777,289
Manhattan Associates, Inc. *	111,088	8,092,761
32    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
ManTech International Corp., Class A	34,500	997,050
Marchex, Inc., Class B	48,200	208,224
Marin Software, Inc. *	38,600	138,188
Marketo, Inc. *	53,589	1,577,124
MAXIMUS, Inc.	98,817	6,739,319
MaxPoint Interactive, Inc. *	7,439	35,856
Mentor Graphics Corp.	149,167	4,057,342
MicroStrategy, Inc., Class A *	14,162	2,436,855
MINDBODY, Inc., Class A *(c)	9,300	145,452
MobileIron, Inc. *(c)	76,236	294,271
Model N, Inc. *	28,300	285,830
ModusLink Global Solutions, Inc. *	58,700	169,643
MoneyGram International, Inc. *	42,800	432,708
Monotype Imaging Holdings, Inc.	58,600	1,602,124
Monster Worldwide, Inc. *	133,500	837,045
NeuStar, Inc., Class A *(c)	83,179	2,261,637
New Relic, Inc. *	10,300	408,395
NIC, Inc.	96,800	1,836,296
OPOWER, Inc. *(c)	34,311	331,101
Park City Group, Inc. *(c)	14,000	163,100
Paycom Software, Inc. *	48,107	1,828,547
Paylocity Holding Corp. *	21,145	709,838
Pegasystems, Inc.	53,200	1,483,748
Perficient, Inc. *	49,897	834,278
PFSweb, Inc. *	18,923	303,146
Progress Software Corp. *	74,620	1,811,774
Proofpoint, Inc. *	59,700	4,205,268
PROS Holdings, Inc. *	34,000	816,680
Q2 Holdings, Inc. *	31,493	776,302
QAD, Inc., Class A	14,100	360,114
Qlik Technologies, Inc. *	136,621	4,285,801
Qualys, Inc. *	35,526	1,254,778
QuinStreet, Inc. *	44,900	249,195
Quotient Technology, Inc. *(c)	99,832	553,069
Rapid7, Inc. *(c)	9,900	203,544
RealNetworks, Inc. *	52,657	204,309
RealPage, Inc. *	76,600	1,294,540
Reis, Inc.	11,900	289,646
RetailMeNot, Inc. *	53,000	465,870
RingCentral, Inc., Class A *	82,168	1,520,108
Rocket Fuel, Inc. *(c)	26,900	123,740
Rovi Corp. *	135,536	1,240,154
Sapiens International Corp. N.V.	43,366	512,153
Science Applications International Corp.	67,484	3,094,816
SciQuest, Inc. *	48,200	571,652
Seachange International, Inc. *	46,700	302,149
ServiceSource International, Inc. *	105,500	450,485
Shutterstock, Inc. *(c)	32,660	930,157
Silver Spring Networks, Inc. *	51,400	673,854
SPS Commerce, Inc. *	25,500	1,831,410
Stamps.com, Inc. *	21,700	1,640,737
Sykes Enterprises, Inc. *	60,293	1,748,497
Synchronoss Technologies, Inc. *	58,562	2,060,211
Syntel, Inc. *	45,800	2,154,432
Take-Two Interactive Software, Inc. *	125,312	4,160,358
Tangoe, Inc. *	56,800	470,304
TechTarget, Inc. *	31,700	295,761
TeleCommunication Systems, Inc., Class A *	67,800	277,302
Security	Number of Shares	Value ($)
Telenav, Inc. *	40,000	288,000
TeleTech Holdings, Inc.	27,200	791,520
Textura, Corp. *(c)	27,400	804,464
The Hackett Group, Inc.	40,800	607,104
The Rubicon Project, Inc. *	42,361	642,193
TiVo, Inc. *	150,203	1,363,843
Travelzoo, Inc. *	9,800	87,612
TrueCar, Inc. *(c)	69,159	424,636
TubeMogul, Inc. *(c)	29,288	349,992
Tyler Technologies, Inc. *	49,952	8,509,823
Unisys Corp. *	77,550	1,039,170
United Online, Inc. *	18,164	212,156
Varonis Systems, Inc. *	15,900	253,923
VASCO Data Security International, Inc. *(c)	45,900	872,559
Verint Systems, Inc. *	92,360	4,394,489
VirnetX Holding Corp. *(c)	65,700	249,660
Virtusa Corp. *	44,900	2,578,607
Web.com Group, Inc. *	66,800	1,567,796
WebMD Health Corp. *	58,570	2,381,456
Wix.com Ltd. *	26,100	577,332
Workiva, Inc. *(c)	14,300	237,094
Xactly Corp. *	8,500	79,050
XO Group, Inc. *	39,800	602,174
Xoom Corp. *	45,400	1,132,276
Xura, Inc. *	32,070	829,972
Yodlee, Inc. *	25,168	422,319
Zendesk, Inc. *	80,794	1,625,575
Zix Corp. *	88,900	460,502
		246,064,692
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	70,800	1,099,524
Aerohive Networks, Inc. *(c)	31,800	214,332
Agilysys, Inc. *	24,000	272,880
Alliance Fiber Optic Products, Inc.	24,500	333,445
Anixter International, Inc. *	42,024	2,882,006
Applied Optoelectronics, Inc. *	21,700	447,454
Avid Technology, Inc. *	44,342	374,690
AVX Corp.	72,454	978,129
Badger Meter, Inc.	21,940	1,329,125
Bel Fuse, Inc., Class B	14,100	254,223
Belden, Inc.	64,008	4,098,432
Benchmark Electronics, Inc. *	81,294	1,607,995
Black Box Corp.	24,092	294,163
CalAmp Corp. *	53,500	1,014,360
Calix, Inc. *	58,800	411,012
Checkpoint Systems, Inc.	61,644	461,097
Ciena Corp. *	187,974	4,537,692
Clearfield, Inc. *(c)	16,700	234,301
Coherent, Inc. *	34,489	1,869,304
Comtech Telecommunications Corp.	25,300	611,248
Control4 Corp. *(c)	31,800	207,972
Cray, Inc. *	59,800	1,771,874
CTS Corp.	52,200	948,996
Daktronics, Inc.	59,300	575,210
Diebold, Inc.	97,533	3,596,042
Digi International, Inc. *	33,900	437,310
DTS, Inc. *	24,942	742,274
Eastman Kodak Co. *(c)	25,900	324,268
See financial notes    33

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Electro Rent Corp.	25,200	261,576
Electronics for Imaging, Inc. *	69,188	3,213,091
EMCORE Corp. *	34,290	234,544
ePlus, Inc. *	9,200	776,664
Extreme Networks, Inc. *	135,200	485,368
Fabrinet *	51,500	1,116,005
FARO Technologies, Inc. *	25,200	851,508
FEI Co.	62,514	4,512,886
Finisar Corp. *	157,500	1,790,775
GSI Group, Inc. *	48,200	651,182
Harmonic, Inc. *	133,500	768,960
II-VI, Inc. *	76,900	1,393,428
Imation Corp. *	38,856	78,489
Immersion Corp. *	46,379	601,999
Infinera Corp. *	202,804	4,007,407
Insight Enterprises, Inc. *	60,100	1,526,540
InterDigital, Inc.	54,600	2,770,404
InvenSense, Inc. *(c)	113,500	1,352,920
Itron, Inc. *	57,869	2,125,528
Ixia *	90,364	1,302,145
Kimball Electronics, Inc. *	38,700	440,793
Knowles Corp. *(c)	133,397	2,222,394
KVH Industries, Inc. *	30,800	301,840
Littelfuse, Inc.	33,200	3,317,676
Mercury Systems, Inc. *	54,201	930,089
Mesa Laboratories, Inc.	4,800	536,880
Methode Electronics, Inc.	56,300	1,876,479
MTS Systems Corp.	21,775	1,437,803
Multi-Fineline Electronix, Inc. *	12,100	224,818
NETGEAR, Inc. *	45,500	1,883,700
NetScout Systems, Inc. *	136,500	4,896,255
Newport Corp. *	57,700	871,847
Nimble Storage, Inc. *	77,777	1,757,760
Novatel Wireless, Inc. *(c)	52,496	112,866
Oclaro, Inc. *(c)	137,300	402,289
OSI Systems, Inc. *	29,900	2,576,782
Park Electrochemical Corp.	32,946	538,338
PC Connection, Inc.	17,700	411,348
Plantronics, Inc.	52,230	2,800,573
Plexus Corp. *	50,262	1,740,070
Polycom, Inc. *	202,700	2,793,206
QLogic Corp. *	127,468	1,580,603
Quantum Corp. *	324,083	272,230
RealD, Inc. *	60,400	614,268
Rofin-Sinar Technologies, Inc. *	40,036	1,159,443
Rogers Corp. *	27,867	1,296,373
Ruckus Wireless, Inc. *	108,800	1,227,264
Sanmina Corp. *	126,100	2,606,487
ScanSource, Inc. *	43,405	1,497,907
ShoreTel, Inc. *	105,257	993,626
Silicon Graphics International Corp. *	53,400	233,358
Sonus Networks, Inc. *	72,111	476,654
Stratasys Ltd. *(c)	77,206	1,968,753
Super Micro Computer, Inc. *	55,826	1,574,851
SYNNEX Corp.	43,400	3,838,296
Tech Data Corp. *	54,767	3,986,490
TTM Technologies, Inc. *	91,192	665,702
Ubiquiti Networks, Inc. *(c)	44,472	1,297,693
Universal Display Corp. *	61,652	2,115,280
ViaSat, Inc. *	63,319	4,176,521
Violin Memory, Inc. *(c)	117,600	189,336
Security	Number of Shares	Value ($)
Vishay Intertechnology, Inc.	205,828	2,181,777
Vishay Precision Group, Inc. *	16,500	193,545
		127,971,040
Telecommunication Services 0.9%
8x8, Inc. *	127,000	1,353,820
Atlantic Tele-Network, Inc.	15,200	1,161,584
Boingo Wireless, Inc. *	51,500	398,095
Cincinnati Bell, Inc. *	303,745	1,145,119
Cogent Communications Holdings, Inc.	71,600	2,199,552
Consolidated Communications Holdings, Inc.	76,274	1,685,655
FairPoint Communications, Inc. *	28,900	463,556
General Communication, Inc., Class A *	50,300	1,024,359
Globalstar, Inc. *(c)	745,589	1,342,060
Hawaiian Telcom Holdco, Inc. *	16,213	369,981
IDT Corp., Class B	31,300	405,335
inContact, Inc. *	101,000	898,900
Inteliquent, Inc.	54,500	1,129,240
Intelsat S.A. *	40,100	265,462
Iridium Communications, Inc. *(c)	116,700	958,107
Lumos Networks Corp.	37,200	482,112
NTELOS Holdings Corp. *	26,050	239,400
ORBCOMM, Inc. *	82,700	491,238
Pacific DataVision, Inc. *(c)	17,805	498,896
Premiere Global Services, Inc. *	70,000	957,600
Shenandoah Telecommunications Co.	34,800	1,628,292
Spok Holdings, Inc.	36,600	659,898
Straight Path Communications, Inc., Class B *(c)	13,015	403,465
Vonage Holdings Corp. *	285,200	1,731,164
Windstream Holdings, Inc. (c)	141,164	918,978
		22,811,868
Transportation 1.5%
Air Transport Services Group, Inc. *	72,100	705,859
Allegiant Travel Co.	20,281	4,004,483
ArcBest Corp.	40,572	1,050,815
Atlas Air Worldwide Holdings, Inc. *	37,400	1,542,376
Celadon Group, Inc.	39,100	566,168
Covenant Transport Group, Inc., Class A *	15,994	308,684
Eagle Bulk Shipping, Inc. *	29,680	181,048
Echo Global Logistics, Inc. *	45,275	1,077,092
Forward Air Corp.	45,682	2,072,136
Golden Ocean Group Ltd. (c)	112,200	221,034
Hawaiian Holdings, Inc. *	71,700	2,487,990
Heartland Express, Inc.	74,000	1,393,420
Hub Group, Inc., Class A *	54,498	2,178,830
Knight Transportation, Inc.	96,600	2,455,572
Marten Transport Ltd.	42,465	696,001
Matson, Inc.	64,831	2,971,205
Navios Maritime Holdings, Inc.	116,400	245,604
P.A.M. Transportation Services, Inc. *	4,000	142,840
Park-Ohio Holdings Corp.	13,600	469,200
34    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Radiant Logistics, Inc. *	36,754	145,913
Republic Airways Holdings, Inc. *	74,100	426,816
Roadrunner Transportation Systems, Inc. *	40,900	435,176
Safe Bulkers, Inc.	57,100	175,868
Saia, Inc. *	37,900	894,819
Scorpio Bulkers, Inc. *	486,900	681,660
SkyWest, Inc.	73,612	1,401,572
Swift Transportation Co. *	130,000	2,031,900
Ultrapetrol Bahamas Ltd. *	33,800	15,213
Universal Truckload Services, Inc. (c)	11,747	187,717
USA Truck, Inc. *	14,200	258,156
UTi Worldwide, Inc. *	137,300	978,949
Virgin America, Inc. *	38,288	1,363,436
Werner Enterprises, Inc.	66,349	1,755,595
Wesco Aircraft Holdings, Inc. *	88,900	1,107,694
XPO Logistics, Inc. *(c)	105,402	2,925,960
YRC Worldwide, Inc. *	47,200	861,872
		40,418,673
Utilities 3.8%
Abengoa Yield plc (c)	73,784	1,367,217
ALLETE, Inc.	72,099	3,620,091
American States Water Co.	55,800	2,273,850
Artesian Resources Corp., Class A	10,500	255,780
Atlantic Power Corp. (c)	217,000	442,680
Avista Corp.	94,430	3,196,455
Black Hills Corp.	65,398	2,993,920
California Water Service Group	71,574	1,600,395
Chesapeake Utilities Corp.	23,400	1,221,714
Cleco Corp.	89,400	4,738,200
Connecticut Water Service, Inc.	15,000	552,150
Consolidated Water Co., Ltd.	20,376	225,562
Dynegy, Inc. *	192,800	3,746,104
El Paso Electric Co.	60,303	2,331,917
Genie Energy Ltd., Class B *	16,911	191,771
IDACORP, Inc.	76,243	5,096,845
MGE Energy, Inc.	50,940	2,102,294
Middlesex Water Co.	25,485	656,748
New Jersey Resources Corp.	126,700	4,013,856
Northwest Natural Gas Co.	39,895	1,905,784
NorthWestern Corp.	70,069	3,797,039
NRG Yield, Inc., Class A	59,933	822,880
NRG Yield, Inc., Class C	91,524	1,321,607
ONE Gas, Inc.	79,000	3,858,360
Ormat Technologies, Inc.	54,873	2,069,810
Otter Tail Corp.	54,253	1,488,702
Pattern Energy Group, Inc. (c)	80,800	1,889,912
Piedmont Natural Gas Co., Inc.	117,906	6,757,193
PNM Resources, Inc.	118,200	3,323,784
Portland General Electric Co.	133,008	4,931,937
SJW Corp.	24,600	780,558
South Jersey Industries, Inc.	101,320	2,685,993
Southwest Gas Corp.	70,696	4,344,976
Spark Energy, Inc., Class A	6,900	117,024
Talen Energy Corp. *	127,547	1,107,108
TerraForm Global, Inc., Class A *	56,000	427,280
The Empire District Electric Co.	62,100	1,400,355
The Laclede Group, Inc.	65,871	3,858,064
The York Water Co.	19,200	445,056
Security	Number of Shares	Value ($)
UIL Holdings Corp.	84,010	4,283,670
Unitil Corp.	22,100	783,887
Vivint Solar, Inc. *(c)	27,000	319,410
WGL Holdings, Inc.	74,033	4,607,074
		97,955,012
Total Common Stock
(Cost $1,996,193,500)		2,590,361,425

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(a)(b)	11,000	107,470
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(b)	84,700	213,444
Total Rights
(Cost $320,914)		320,914

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—
Total Warrants
(Cost $—)		—

Other Investment Company 6.4% of net assets
Securities Lending Collateral 6.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	166,858,920	166,858,920
Total Other Investment Company
(Cost $166,858,920)		166,858,920
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	10,766,144	10,766,144
Total Short-Term Investment
(Cost $10,766,144)		10,766,144

End of Investments.

See financial notes    35

Schwab Small-Cap Index Fund
Portfolio Holdings continued

At 10/31/15, tax basis cost of the fund's investments was $2,184,722,405 and the unrealized appreciation and depreciation were $844,629,291 and ($261,044,293), respectively, with a net unrealized appreciation of $583,584,998.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $161,902,253.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	106	12,277,980	45,208
36    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,804,713,777	4,440,133,759
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
0.8%	Other Investment Company	36,468,372	36,468,372
1.5%	Short-Term Investments	67,205,632	67,205,632
101.5%	Total Investments	2,908,420,763	4,543,840,523
(1.5%)	Other Assets and Liabilities, Net		(66,982,719)
100.0%	Net Assets		4,476,857,804

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	13,400	296,944
Autoliv, Inc. (c)	18,600	2,255,064
BorgWarner, Inc.	44,800	1,918,336
Cooper Tire & Rubber Co.	8,900	371,931
Cooper-Standard Holding, Inc. *	2,500	162,600
Dana Holding Corp.	35,200	591,360
Delphi Automotive plc	55,685	4,632,435
Dorman Products, Inc. *	5,000	233,400
Drew Industries, Inc.	5,400	323,082
Federal-Mogul Holdings Corp. *	22,200	172,050
Ford Motor Co.	751,740	11,133,269
General Motors Co.	283,885	9,910,425
Gentex Corp.	59,600	976,844
Gentherm, Inc. *	5,307	260,892
Harley-Davidson, Inc.	42,093	2,081,499
Horizon Global Corp. *	3,717	32,673
Johnson Controls, Inc.	132,500	5,986,350
Lear Corp.	14,000	1,750,840
LookSmart Group, Inc. *(b)	160	—
Modine Manufacturing Co. *	12,100	101,277
Pyxis Tankers, Inc. *	25	108
Remy International, Inc.	2,946	86,878
Standard Motor Products, Inc.	7,500	331,875
Stoneridge, Inc. *	13,100	166,239
Strattec Security Corp.	1,500	89,730
Tenneco, Inc. *	10,080	570,427
Tesla Motors, Inc. *	19,170	3,966,848
Security	Number of Shares	Value ($)
The Goodyear Tire & Rubber Co.	53,637	1,761,439
Thor Industries, Inc.	7,500	405,600
Tower International, Inc. *	5,564	152,843
Visteon Corp. *	8,000	872,560
Winnebago Industries, Inc.	7,400	155,326
		51,751,144
Banks 6.0%
1st Source Corp.	6,080	193,101
Ameris Bancorp	6,348	199,962
Arrow Financial Corp.	3,526	97,318
Associated Banc-Corp.	25,000	483,500
Astoria Financial Corp.	19,300	308,028
BancFirst Corp.	2,300	141,749
BancorpSouth, Inc.	16,112	401,672
Bank Mutual Corp.	18,268	132,260
Bank of America Corp.	2,052,101	34,434,255
Bank of Hawaii Corp.	10,000	654,800
Bank of the Ozarks, Inc.	22,800	1,140,456
BankUnited, Inc.	26,896	999,993
Banner Corp.	5,571	273,369
BB&T Corp.	156,332	5,807,734
BBCN Bancorp, Inc.	19,100	320,689
Beneficial Bancorp, Inc. *	9,899	137,299
Berkshire Hills Bancorp, Inc.	8,000	228,800
BNC Bancorp	11,012	247,219
BofI Holding, Inc. *	2,100	168,021
BOK Financial Corp.	3,740	251,253
Boston Private Financial Holdings, Inc.	20,729	237,554
Brookline Bancorp, Inc.	11,705	132,852
Bryn Mawr Bank Corp.	3,400	99,042
Camden National Corp.	2,500	97,725
Capital Bank Financial Corp., Class A	10,300	332,690
Capital City Bank Group, Inc.	6,875	106,150
Capitol Federal Financial, Inc.	21,963	285,080
Cardinal Financial Corp.	3,700	84,101
Cathay General Bancorp	16,006	500,988
CenterState Banks, Inc.	17,590	256,462
Central Pacific Financial Corp.	10,269	229,615
Century Bancorp, Inc., Class A	800	35,560
Chemical Financial Corp.	8,683	294,614
CIT Group, Inc.	38,200	1,642,600
Citigroup, Inc.	591,989	31,476,055
Citizens Financial Group, Inc.	85,700	2,082,510
City Holding Co.	4,800	229,584
Columbia Banking System, Inc.	9,951	331,567
Comerica, Inc.	39,159	1,699,501
Commerce Bancshares, Inc.	18,579	846,273
Community Bank System, Inc.	10,700	436,132
Community Trust Bancorp, Inc.	2,735	94,275
Cullen/Frost Bankers, Inc.	12,600	862,344
CVB Financial Corp.	19,411	338,722
Dime Community Bancshares, Inc.	6,875	119,281
Eagle Bancorp, Inc. *	5,760	274,176
East West Bancorp, Inc.	29,100	1,175,349
Essent Group Ltd. *	14,900	359,090
EverBank Financial Corp.	15,400	265,804
F.N.B. Corp.	31,061	418,392
Fifth Third Bancorp	166,314	3,168,282
See financial notes    37

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
First BanCorp (Puerto Rico) *	56,579	214,434
First Busey Corp.	6,733	140,518
First Citizens BancShares, Inc., Class A	1,900	486,666
First Commonwealth Financial Corp.	24,904	228,868
First Financial Bancorp	10,339	199,336
First Financial Bankshares, Inc. (c)	18,200	605,332
First Financial Corp.	2,600	89,102
First Horizon National Corp.	45,216	641,163
First Interstate BancSystem, Inc., Class A	8,900	252,404
First Merchants Corp.	9,041	237,145
First Midwest Bancorp, Inc.	15,825	282,002
First Niagara Financial Group, Inc.	58,465	605,113
First Republic Bank	28,724	1,875,964
First United Corp. *	2,200	19,008
FirstMerit Corp.	27,289	512,760
Flagstar Bancorp, Inc. *	8,060	179,254
Flushing Financial Corp.	6,800	143,072
Fulton Financial Corp.	28,262	379,276
Glacier Bancorp, Inc.	10,497	287,198
Great Southern Bancorp, Inc.	3,400	164,322
Great Western Bancorp, Inc.	13,000	367,380
Hancock Holding Co.	12,344	340,694
Hanmi Financial Corp.	7,000	178,500
Heartland Financial USA, Inc.	2,500	92,100
Heritage Financial Corp.	6,135	113,007
Hilltop Holdings, Inc. *	14,975	314,026
Home BancShares, Inc.	11,500	493,580
Hudson City Bancorp, Inc.	106,731	1,080,118
Huntington Bancshares, Inc.	177,099	1,942,776
IBERIABANK Corp.	6,075	368,327
Independent Bank Corp., Massachusetts	5,700	266,418
Independent Bank Corp., Michigan	431	6,241
International Bancshares Corp.	13,484	363,394
Investors Bancorp, Inc.	58,997	738,052
JPMorgan Chase & Co.	727,563	46,745,923
Kearny Financial Corp.	12,423	148,455
KeyCorp	192,190	2,387,000
Lakeland Financial Corp.	3,700	166,241
LegacyTexas Financial Group, Inc.	8,700	249,690
LendingTree, Inc. *	2,444	296,604
M&T Bank Corp.	26,666	3,195,920
MainSource Financial Group, Inc.	5,535	119,777
MB Financial, Inc.	13,857	446,750
Merchants Bancshares, Inc.	3,650	115,048
MGIC Investment Corp. *	62,600	588,440
MutualFirst Financial, Inc.	2,000	46,840
National Bank Holdings Corp., Class A	12,800	282,368
National Penn Bancshares, Inc.	32,675	393,407
Nationstar Mortgage Holdings, Inc. *	10,200	135,354
NBT Bancorp, Inc.	11,500	323,265
New York Community Bancorp, Inc.	94,285	1,557,588
Northfield Bancorp, Inc.	15,765	241,520
Northrim BanCorp, Inc.	4,281	118,241
Northwest Bancshares, Inc.	19,350	260,451
OceanFirst Financial Corp.	7,150	131,989
Ocwen Financial Corp. *(c)	18,620	130,154
Security	Number of Shares	Value ($)
OFG Bancorp	8,163	75,181
Old National Bancorp	16,800	235,200
Oritani Financial Corp.	6,000	95,520
PacWest Bancorp	19,833	893,278
Park National Corp.	4,845	439,538
People's United Financial, Inc.	79,087	1,261,438
Peoples Financial Corp. *	3,000	27,210
PHH Corp. *	7,186	105,634
Pinnacle Financial Partners, Inc.	6,475	340,715
Popular, Inc.	19,720	583,120
Premier Financial Bancorp, Inc.	2,645	38,961
PrivateBancorp, Inc.	13,000	543,790
Prosperity Bancshares, Inc.	11,300	580,594
Provident Financial Holdings, Inc.	4,350	74,559
Provident Financial Services, Inc.	14,017	284,825
Radian Group, Inc.	34,300	496,321
Regions Financial Corp.	273,873	2,560,713
Renasant Corp.	8,910	308,553
Republic Bancorp, Inc., Class A	6,521	165,829
S&T Bancorp, Inc.	4,400	140,272
Sandy Spring Bancorp, Inc.	5,900	162,250
Seacoast Banking Corp of Florida *	3,936	60,929
Shore Bancshares, Inc.	1,250	12,388
Signature Bank *	11,500	1,712,580
Simmons First National Corp., Class A	4,000	206,160
South State Corp.	5,584	432,760
Southside Bancshares, Inc.	4,978	133,908
Southwest Bancorp, Inc.	7,800	131,898
State Bank Financial Corp.	6,200	132,680
Sterling Bancorp	19,185	295,257
Stock Yards Bancorp, Inc.	3,670	138,286
Suffolk Bancorp	4,600	137,494
Sun Bancorp, Inc. *	3,863	77,299
SunTrust Banks, Inc.	106,857	4,436,703
SVB Financial Group *	11,800	1,440,426
Synovus Financial Corp.	28,042	886,968
TCF Financial Corp.	32,100	494,019
Texas Capital Bancshares, Inc. *	7,800	430,560
TFS Financial Corp.	19,500	342,420
The First of Long Island Corp.	6,000	166,620
The PNC Financial Services Group, Inc.	102,842	9,282,519
Timberland Bancorp, Inc.	2,000	24,260
Tompkins Financial Corp.	4,024	218,423
Towne Bank	21,600	463,536
TriCo Bancshares	5,682	149,778
TrustCo Bank Corp.	20,657	128,693
Trustmark Corp.	14,762	354,731
U.S. Bancorp	325,537	13,731,151
UMB Financial Corp.	7,774	381,548
Umpqua Holdings Corp.	51,951	867,582
Union Bankshares Corp.	12,893	322,970
United Bankshares, Inc.	12,300	486,465
United Community Banks, Inc.	11,678	235,428
United Financial Bancorp, Inc.	14,699	190,793
Valley National Bancorp	77,242	811,041
Walker & Dunlop, Inc. *	9,700	281,397
Walter Investment Management Corp. *(c)	5,325	63,687
Washington Federal, Inc.	14,942	372,654
Washington Trust Bancorp, Inc.	3,600	139,680
38    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Webster Financial Corp.	15,963	592,227
Wells Fargo & Co.	918,113	49,706,638
WesBanco, Inc.	7,756	253,233
Westamerica Bancorp	5,200	229,892
Western Alliance Bancorp *	16,600	593,450
Wilshire Bancorp, Inc.	9,900	105,831
Wintrust Financial Corp.	8,900	449,361
WSFS Financial Corp.	6,000	190,620
Zions Bancorp	42,725	1,229,198
		270,362,065
Capital Goods 7.4%
3M Co.	122,357	19,235,744
A.O. Smith Corp.	17,500	1,344,350
AAON, Inc.	10,279	210,411
AAR Corp.	8,400	190,596
Actuant Corp., Class A	10,280	234,384
Acuity Brands, Inc.	9,100	1,989,260
AECOM *	31,725	934,936
Aegion Corp. *	4,300	82,947
Aerojet Rocketdyne Holdings, Inc. *	11,600	196,504
Aerovironment, Inc. *	4,200	96,894
AGCO Corp.	15,462	748,206
Air Lease Corp.	17,400	586,554
Aircastle Ltd.	14,100	319,506
Alamo Group, Inc.	2,500	117,300
Albany International Corp., Class A	6,718	252,395
Allegion plc	17,433	1,136,109
Allison Transmission Holdings, Inc.	38,555	1,106,528
Altra Industrial Motion Corp.	4,300	113,778
American Railcar Industries, Inc. (c)	4,500	259,740
American Science & Engineering, Inc.	2,000	74,960
American Superconductor Corp. *	520	2,824
American Woodmark Corp. *	4,000	290,800
AMETEK, Inc.	50,659	2,777,126
Apogee Enterprises, Inc.	6,600	326,898
Applied Industrial Technologies, Inc.	6,525	269,548
Armstrong World Industries, Inc. *	8,495	421,522
Astec Industries, Inc.	5,700	185,250
Astronics Corp. *	2,550	96,416
AZZ, Inc.	5,700	315,381
B/E Aerospace, Inc.	22,900	1,075,155
Babcock & Wilcox Enterprises, Inc. *	8,700	147,726
Barnes Group, Inc.	11,200	421,008
Beacon Roofing Supply, Inc. *	16,100	569,779
Blount International, Inc. *	15,900	96,513
Breeze-Eastern Corp. *	500	10,200
Briggs & Stratton Corp.	11,400	202,578
Builders FirstSource, Inc. *	17,100	202,122
BWX Technologies, Inc.	17,400	492,420
Carlisle Cos., Inc.	15,000	1,305,000
Caterpillar, Inc.	121,269	8,851,424
Chart Industries, Inc. *	4,400	75,636
Chicago Bridge & Iron Co., N.V.	17,800	798,686
CIRCOR International, Inc.	3,750	172,200
CLARCOR, Inc.	14,800	737,928
Colfax Corp. *	16,400	442,144
Columbus McKinnon Corp.	4,300	80,367
Comfort Systems USA, Inc.	7,700	245,861
Security	Number of Shares	Value ($)
Crane Co.	8,000	421,120
Cubic Corp.	4,500	201,825
Cummins, Inc.	32,400	3,353,724
Curtiss-Wright Corp.	9,100	632,996
Danaher Corp.	116,974	10,914,844
Deere & Co.	59,754	4,660,812
DigitalGlobe, Inc. *	12,322	183,967
Donaldson Co., Inc.	22,100	667,420
Dover Corp.	29,661	1,911,058
Ducommun, Inc. *	3,200	69,248
DXP Enterprises, Inc. *	1,700	51,442
Dycom Industries, Inc. *	5,300	403,277
Dynamic Materials Corp.	6,800	48,484
Eaton Corp. plc	89,977	5,030,614
EMCOR Group, Inc.	12,700	613,156
Emerson Electric Co.	129,408	6,111,940
Encore Wire Corp.	4,600	196,742
EnerSys	7,500	457,425
Engility Holdings, Inc.	4,116	132,494
EnPro Industries, Inc.	4,900	240,639
ESCO Technologies, Inc.	3,900	144,651
Esterline Technologies Corp. *	5,900	454,595
Fastenal Co. (c)	56,432	2,209,877
Federal Signal Corp.	12,800	192,768
Flowserve Corp.	27,700	1,284,172
Fluor Corp.	28,519	1,363,493
Fortune Brands Home & Security, Inc.	35,900	1,878,647
Franklin Electric Co., Inc.	9,700	319,712
FreightCar America, Inc.	2,500	45,450
FuelCell Energy, Inc. *	29,400	26,004
Furmanite Corp. *	7,200	50,040
GATX Corp.	8,900	415,630
Generac Holdings, Inc. *	12,500	394,500
General Cable Corp.	6,700	103,113
General Dynamics Corp.	59,200	8,795,936
General Electric Co.	1,978,012	57,204,107
Gibraltar Industries, Inc. *	6,300	159,516
Graco, Inc.	10,812	793,601
Granite Construction, Inc.	8,150	267,646
Great Lakes Dredge & Dock Corp. *	11,600	46,400
Griffon Corp.	15,100	259,418
H&E Equipment Services, Inc.	6,800	131,308
Hardinge, Inc.	4,800	45,408
Harsco Corp.	11,300	121,249
HD Supply Holdings, Inc. *	34,600	1,030,734
HEICO Corp.	5,175	261,027
HEICO Corp., Class A	6,000	262,080
Hexcel Corp.	16,400	759,648
Hillenbrand, Inc.	17,800	528,126
Honeywell International, Inc.	152,480	15,748,134
Hubbell, Inc., Class B	11,300	1,094,405
Huntington Ingalls Industries, Inc.	10,672	1,280,000
Hyster-Yale Materials Handling, Inc.	2,300	134,596
IDEX Corp.	19,025	1,460,359
Illinois Tool Works, Inc.	64,700	5,948,518
Ingersoll-Rand plc	51,700	3,063,742
Integrated Electrical Services, Inc. *	5,105	36,092
ITT Corp.	15,000	593,700
Jacobs Engineering Group, Inc. *	21,700	871,038
John Bean Technologies Corp.	4,983	223,537
See financial notes    39

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Joy Global, Inc.	17,550	301,509
Kadant, Inc.	3,001	123,401
Kaman Corp.	5,700	221,673
KBR, Inc.	24,000	442,560
Kennametal, Inc.	14,700	413,364
KLX, Inc. *	9,000	351,990
Kratos Defense & Security Solutions, Inc. *	10,180	50,798
L-3 Communications Holdings, Inc.	16,200	2,047,680
L.B. Foster Co., Class A	1,400	20,622
Lawson Products, Inc. *	5,500	143,055
Layne Christensen Co. *	4,500	28,530
Lennox International, Inc.	7,471	992,224
Lincoln Electric Holdings, Inc.	13,600	813,416
Lindsay Corp. (c)	3,100	210,118
Lockheed Martin Corp.	52,635	11,570,752
Lydall, Inc. *	5,500	188,265
Masco Corp.	69,200	2,006,800
Masonite International Corp. *	4,000	239,480
MasTec, Inc. *	15,750	264,127
Meritor, Inc. *	22,600	245,662
Moog, Inc., Class A *	7,587	468,573
MRC Global, Inc. *	15,600	185,640
MSC Industrial Direct Co., Inc., Class A	12,000	753,240
Mueller Industries, Inc.	11,800	371,936
Mueller Water Products, Inc., Class A	23,139	203,623
MYR Group, Inc. *	8,500	191,250
National Presto Industries, Inc.	2,900	255,345
Navistar International Corp. *	11,600	142,680
NCI Building Systems, Inc. *	14,480	151,461
NN, Inc.	1,800	24,840
Nordson Corp.	9,500	676,780
Nortek, Inc. *	3,200	196,320
Northrop Grumman Corp.	37,659	7,070,477
NOW, Inc. *	18,205	300,565
Omega Flex, Inc.	700	28,938
Orbital ATK, Inc.	11,194	958,430
Oshkosh Corp.	14,300	587,587
Owens Corning	26,800	1,220,204
PACCAR, Inc.	67,022	3,528,708
Parker-Hannifin Corp.	26,900	2,816,430
Pentair plc	34,885	1,950,769
Powell Industries, Inc.	2,800	93,296
Precision Castparts Corp.	27,002	6,232,332
Preformed Line Products Co.	1,000	42,500
Primoris Services Corp.	6,900	137,448
Proto Labs, Inc. *	4,800	311,232
Quanex Building Products Corp.	6,125	115,579
Quanta Services, Inc. *	46,271	930,510
Raven Industries, Inc.	5,600	101,976
Raytheon Co.	60,477	7,100,000
RBC Bearings, Inc. *	6,000	410,340
Regal Beloit Corp.	8,700	554,973
Rexnord Corp. *	29,900	552,552
Rockwell Automation, Inc.	28,431	3,103,528
Rockwell Collins, Inc.	24,200	2,098,624
Roper Technologies, Inc.	20,959	3,905,710
Rush Enterprises, Inc., Class A *	8,200	199,916
Sensata Technologies Holding N.V. *	34,800	1,673,532
Security	Number of Shares	Value ($)
Simpson Manufacturing Co., Inc.	6,200	235,476
Snap-on, Inc.	10,580	1,755,116
SolarCity Corp. *(c)	13,500	400,275
Spirit AeroSystems Holdings, Inc., Class A *	22,800	1,202,472
SPX Corp.	7,110	87,098
SPX FLOW, Inc. *	7,110	241,029
Standex International Corp.	3,000	269,160
Stanley Black & Decker, Inc.	29,213	3,095,994
Sun Hydraulics Corp.	5,600	164,024
TAL International Group, Inc. *	6,000	101,760
TASER International, Inc. *	11,800	276,238
Teledyne Technologies, Inc. *	6,757	602,927
Tennant Co.	4,200	243,264
Terex Corp.	18,400	369,104
Textainer Group Holdings Ltd. (c)	9,500	185,820
Textron, Inc.	56,100	2,365,737
The Boeing Co.	125,636	18,602,923
The Gorman-Rupp Co.	5,141	146,981
The Greenbrier Cos., Inc. (c)	5,800	220,632
The KEYW Holding Corp. *(c)	8,400	59,892
The Manitowoc Co., Inc. (c)	23,200	354,960
The Middleby Corp. *	11,500	1,344,810
The Timken Co.	13,100	413,960
The Toro Co.	10,600	797,862
Thermon Group Holdings, Inc. *	9,500	191,045
Titan International, Inc.	6,925	49,168
Titan Machinery, Inc. *	3,600	44,028
TransDigm Group, Inc. *	11,800	2,594,230
Trex Co., Inc. *	5,400	210,978
TriMas Corp. *	9,293	185,953
Trinity Industries, Inc.	28,300	766,081
Triumph Group, Inc.	8,100	377,298
Tutor Perini Corp. *	7,100	119,138
United Rentals, Inc. *	18,900	1,414,854
United Technologies Corp.	162,928	16,033,744
Universal Forest Products, Inc.	4,600	334,098
USG Corp. *	16,900	398,333
Valmont Industries, Inc.	4,300	466,292
Vectrus, Inc. *	1,938	48,198
Veritiv Corp. *	1,466	61,572
Vicor Corp. *	9,900	95,634
W.W. Grainger, Inc.	12,100	2,541,000
Wabash National Corp. *	11,200	134,064
WABCO Holdings, Inc. *	10,233	1,148,450
Wabtec Corp.	19,456	1,612,319
Watsco, Inc.	4,200	516,726
Watts Water Technologies, Inc., Class A	4,000	217,760
WESCO International, Inc. *	8,100	396,333
Woodward, Inc.	10,500	477,750
Xylem, Inc.	30,500	1,110,505
		331,556,753
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	7,200	204,480
Acacia Research Corp.	15,600	103,896
ACCO Brands Corp. *	42,001	338,948
AMREP Corp. *	2,500	11,000
ARC Document Solutions, Inc. *	7,000	43,540
Brady Corp., Class A	6,400	145,600
40    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Casella Waste Systems, Inc., Class A *	13,300	80,731
CDI Corp.	5,500	44,000
CEB, Inc.	5,500	411,180
Cenveo, Inc. *(c)	7,300	13,651
Cintas Corp.	19,650	1,829,218
Clean Harbors, Inc. *	9,100	423,059
Compx International, Inc.	2,000	22,480
Copart, Inc. *	27,218	985,564
Covanta Holding Corp.	26,400	442,464
CRA International, Inc. *	4,200	98,280
Deluxe Corp.	7,600	452,580
Ennis, Inc.	6,500	130,195
Equifax, Inc.	21,895	2,333,350
Essendant, Inc.	5,800	200,506
Exponent, Inc.	6,600	339,306
FTI Consulting, Inc. *	5,700	193,857
G&K Services, Inc., Class A	4,100	269,862
GP Strategies Corp. *	1,500	37,635
Healthcare Services Group, Inc.	12,656	471,563
Heidrick & Struggles International, Inc.	5,000	132,800
Herman Miller, Inc.	8,700	276,051
HNI Corp.	12,700	545,338
Hudson Global, Inc. *	3,220	7,438
Huron Consulting Group, Inc. *	5,000	241,500
ICF International, Inc. *	6,500	199,355
IHS, Inc., Class A *	15,200	1,817,008
InnerWorkings, Inc. *	7,400	55,352
Insperity, Inc.	6,800	315,928
Interface, Inc.	8,400	164,220
KAR Auction Services, Inc.	29,400	1,128,960
Kelly Services, Inc., Class A	5,700	90,060
Kforce, Inc.	7,105	199,721
Kimball International, Inc., Class B	9,100	99,372
Knoll, Inc.	7,000	162,680
Korn/Ferry International	6,600	240,042
ManpowerGroup, Inc.	14,537	1,334,206
Mastech Holdings, Inc. *	675	5,434
Matthews International Corp., Class A	5,300	305,969
McGrath RentCorp	4,600	138,230
Mistras Group, Inc. *	4,000	75,680
Mobile Mini, Inc.	14,700	503,328
MSA Safety, Inc.	8,700	378,276
Multi-Color Corp.	4,625	360,010
Navigant Consulting, Inc. *	14,000	240,800
Nielsen Holdings plc	75,100	3,568,001
NL Industries, Inc. *	7,800	27,222
On Assignment, Inc. *	6,500	293,215
Performant Financial Corp. *	7,700	17,787
Pitney Bowes, Inc.	35,500	733,075
Quad Graphics, Inc.	9,800	126,420
R.R. Donnelley & Sons Co.	36,638	618,083
Republic Services, Inc.	47,845	2,092,740
Resources Connection, Inc.	11,300	202,835
Robert Half International, Inc.	26,900	1,416,554
Rollins, Inc.	21,927	588,082
RPX Corp. *	10,300	146,672
Steelcase, Inc., Class A	11,500	223,215
Stericycle, Inc. *	16,600	2,014,742
Team, Inc. *	3,000	105,000
Security	Number of Shares	Value ($)
Tetra Tech, Inc.	13,131	353,224
The ADT Corp.	33,866	1,118,933
The Advisory Board Co. *	6,800	298,044
The Brink's Co.	7,100	219,958
The Dun & Bradstreet Corp.	7,840	892,741
Towers Watson & Co., Class A	13,600	1,680,416
TRC Cos., Inc. *	3,350	34,605
TriNet Group, Inc. *	11,600	220,168
TrueBlue, Inc. *	10,100	292,597
Tyco International plc	80,758	2,942,821
UniFirst Corp.	3,700	388,759
US Ecology, Inc.	3,500	137,235
Verisk Analytics, Inc. *	31,000	2,219,910
Viad Corp.	3,625	109,149
Virco Mfg. Corp. *	1,170	4,235
WageWorks, Inc. *	11,900	571,438
Waste Connections, Inc.	26,412	1,438,926
Waste Management, Inc.	80,110	4,306,714
West Corp.	11,812	281,244
		48,329,463
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	49,296
Beazer Homes USA, Inc. *	10,835	154,290
Brunswick Corp.	18,400	990,104
CalAtlantic Group, Inc. *	12,527	477,153
Callaway Golf Co.	31,065	309,097
Carter's, Inc.	9,400	854,272
Cavco Industries, Inc. *	1,610	158,746
Coach, Inc.	52,508	1,638,250
Columbia Sportswear Co.	6,900	378,465
Crocs, Inc. *	15,000	162,000
CSS Industries, Inc.	4,800	131,040
D.R. Horton, Inc.	64,190	1,889,754
Deckers Outdoor Corp. *	7,500	417,450
Ethan Allen Interiors, Inc.	10,200	277,542
Flexsteel Industries, Inc.	1,900	82,631
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	416,889
G-III Apparel Group Ltd. *	11,300	622,517
Garmin Ltd.	22,300	790,981
GoPro, Inc., Class A *(c)	15,000	375,000
Hanesbrands, Inc.	78,188	2,497,325
Harman International Industries, Inc.	13,600	1,495,456
Hasbro, Inc.	22,600	1,736,358
Helen of Troy Ltd. *	5,000	496,050
Hovnanian Enterprises, Inc., Class A *(c)	50,500	104,030
Iconix Brand Group, Inc. *	9,600	147,072
iRobot Corp. *	7,300	219,073
JAKKS Pacific, Inc. *(c)	7,500	59,400
Jarden Corp. *	40,149	1,798,675
Kate Spade & Co. *	27,500	494,175
KB Home	19,700	258,070
La-Z-Boy, Inc.	7,500	214,125
LeapFrog Enterprises, Inc. *	9,000	7,200
Leggett & Platt, Inc.	28,300	1,274,349
Lennar Corp., Class A	36,290	1,817,040
Libbey, Inc.	7,232	243,285
lululemon athletica, Inc. *	20,157	991,120
See financial notes    41

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	9,003	233,988
M/I Homes, Inc. *	3,000	68,850
Marine Products Corp.	405	2,863
Mattel, Inc.	66,200	1,627,196
Meritage Homes Corp. *	5,900	208,034
Michael Kors Holdings Ltd. *	38,700	1,495,368
Mohawk Industries, Inc. *	12,319	2,408,365
Movado Group, Inc.	5,800	149,292
NACCO Industries, Inc., Class A	1,900	85,177
Nautilus, Inc. *	9,825	167,418
Newell Rubbermaid, Inc.	54,900	2,329,407
NIKE, Inc., Class B	131,495	17,229,790
NVR, Inc. *	700	1,146,432
Oxford Industries, Inc.	2,500	182,050
Perry Ellis International, Inc. *	5,500	118,085
Polaris Industries, Inc.	11,781	1,323,478
PulteGroup, Inc.	68,976	1,264,330
PVH Corp.	16,411	1,492,580
Ralph Lauren Corp.	12,400	1,373,548
Skechers U.S.A., Inc., Class A *	25,800	804,960
Skyline Corp. *	2,600	9,100
Smith & Wesson Holding Corp. *	12,400	221,464
Stanley Furniture Co., Inc. *	6,875	19,319
Steven Madden Ltd. *	9,112	317,553
Sturm, Ruger & Co., Inc.	2,700	153,738
Superior Uniform Group, Inc.	3,200	54,528
Taylor Morrison Home Corp., Class A *	9,876	182,015
Tempur Sealy International, Inc. *	13,900	1,081,976
Toll Brothers, Inc. *	31,200	1,122,264
TopBuild Corp. *	7,688	216,263
TRI Pointe Group, Inc. *	25,000	324,500
Tumi Holdings, Inc. *	9,200	147,476
Tupperware Brands Corp.	9,700	571,039
Under Armour, Inc., Class A *	34,300	3,261,244
Universal Electronics, Inc. *	5,200	247,364
Vera Bradley, Inc. *	11,000	137,610
VF Corp.	66,900	4,517,088
Vince Holding Corp. *	5,757	26,194
Vista Outdoor, Inc. *	11,074	495,229
Whirlpool Corp.	14,914	2,388,328
Wolverine World Wide, Inc.	27,500	510,675
		73,744,458
Consumer Services 2.3%
American Public Education, Inc. *	5,600	121,688
Apollo Education Group, Inc. *	16,450	119,427
Aramark	46,800	1,420,380
Ascent Capital Group, Inc., Class A *	3,116	67,866
Belmond Ltd., Class A *	12,600	135,324
Biglari Holdings, Inc. *	279	107,172
BJ's Restaurants, Inc. *	7,300	313,389
Bloomin' Brands, Inc.	20,900	354,673
Bob Evans Farms, Inc.	4,200	181,734
Boyd Gaming Corp. *	21,300	425,787
Bridgepoint Education, Inc. *	13,700	106,175
Bright Horizons Family Solutions, Inc. *	4,912	314,466
Brinker International, Inc.	12,650	575,702
Buffalo Wild Wings, Inc. *	4,800	740,496
Security	Number of Shares	Value ($)
Caesars Entertainment Corp. *(c)	8,300	66,815
Career Education Corp. *	25,114	90,662
Carnival Corp.	89,239	4,826,045
Chipotle Mexican Grill, Inc. *	6,179	3,955,981
Choice Hotels International, Inc.	5,200	272,012
Churchill Downs, Inc.	2,900	425,807
Chuy's Holdings, Inc. *	6,760	183,940
ClubCorp Holdings, Inc.	10,442	213,435
Cracker Barrel Old Country Store, Inc. (c)	5,146	707,369
Darden Restaurants, Inc.	25,500	1,578,195
Denny's Corp. *	21,100	231,256
DeVry Education Group, Inc.	9,400	221,464
Diamond Resorts International, Inc. *	12,100	344,124
DineEquity, Inc.	3,000	250,350
Domino's Pizza, Inc.	9,200	981,364
Dover Downs Gaming & Entertainment, Inc. *	5,899	5,899
Dover Motorsports, Inc.	1,400	3,150
Dunkin' Brands Group, Inc.	21,600	894,456
Eldorado Resorts, Inc. *	5,800	57,420
Extended Stay America, Inc.	13,200	253,440
Fiesta Restaurant Group, Inc. *	4,300	152,048
Golden Entertainment, Inc. *	3,400	31,790
Graham Holdings Co., Class B	900	497,223
Grand Canyon Education, Inc. *	8,500	353,260
H&R Block, Inc.	54,700	2,038,122
Hilton Worldwide Holdings, Inc.	103,347	2,582,642
Houghton Mifflin Harcourt Co. *	19,600	383,964
Hyatt Hotels Corp., Class A *	9,600	483,840
International Speedway Corp., Class A	6,445	223,577
Interval Leisure Group, Inc.	10,769	190,073
Isle of Capri Casinos, Inc. *	11,800	225,734
ITT Educational Services, Inc. *(c)	5,600	18,480
J Alexander's Holdings, Inc. *	2,846	27,435
Jack in the Box, Inc.	7,000	521,710
K12, Inc. *	12,100	117,491
Krispy Kreme Doughnuts, Inc. *	14,100	193,029
La Quinta Holdings, Inc. *	15,800	239,370
Las Vegas Sands Corp.	74,000	3,663,740
LifeLock, Inc. *(c)	11,000	154,110
Luby's, Inc. *	6,900	32,154
Marriott International, Inc., Class A	39,208	3,010,390
Marriott Vacations Worldwide Corp.	4,080	262,752
McDonald's Corp.	183,940	20,647,265
MGM Resorts International *	95,500	2,214,645
Monarch Casino & Resort, Inc. *	8,000	175,520
Norwegian Cruise Line Holdings Ltd. *	28,300	1,800,446
Panera Bread Co., Class A *	5,600	993,272
Papa John's International, Inc.	6,800	477,156
Penn National Gaming, Inc. *	17,000	303,620
Pinnacle Entertainment, Inc. *	9,800	343,098
Popeyes Louisiana Kitchen, Inc. *	6,600	372,504
Red Robin Gourmet Burgers, Inc. *	2,300	172,247
Regis Corp. *	17,300	285,796
Royal Caribbean Cruises Ltd.	34,300	3,373,405
Ruby Tuesday, Inc. *	33,713	176,319
Scientific Games Corp., Class A *(c)	10,900	120,881
SeaWorld Entertainment, Inc.	12,511	249,344
42    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Service Corp. International	35,000	989,100
ServiceMaster Global Holdings, Inc. *	23,500	837,775
Six Flags Entertainment Corp.	15,600	811,824
Sonic Corp.	12,868	367,253
Sotheby's	11,338	392,862
Speedway Motorsports, Inc.	6,700	123,749
Starbucks Corp.	288,094	18,026,042
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,654,080
Steiner Leisure Ltd. *	3,000	190,080
Strayer Education, Inc. *	4,300	227,556
Texas Roadhouse, Inc.	16,100	553,035
The Cheesecake Factory, Inc.	7,087	341,593
The Wendy's Co.	50,775	465,099
Vail Resorts, Inc.	7,500	856,275
Weight Watchers International, Inc. *(c)	6,500	99,970
Wyndham Worldwide Corp.	23,044	1,874,629
Wynn Resorts Ltd. (c)	15,600	1,091,220
Yum! Brands, Inc.	85,200	6,041,532
		103,599,589
Diversified Financials 4.6%
Affiliated Managers Group, Inc. *	11,217	2,021,976
Ally Financial, Inc. *	85,600	1,705,152
American Express Co.	164,803	12,073,468
Ameriprise Financial, Inc.	35,830	4,133,349
Arlington Asset Investment Corp., Class A	6,941	96,133
Artisan Partners Asset Management, Inc., Class A	5,500	210,375
Ashford, Inc. *	103	6,618
Asta Funding, Inc. *	6,000	51,600
Atlanticus Holdings Corp. *	4,629	13,980
Berkshire Hathaway, Inc., Class B *	368,002	50,055,632
BGC Partners, Inc., Class A	28,300	244,795
BlackRock, Inc.	25,032	8,810,513
Calamos Asset Management, Inc., Class A	5,000	46,950
Capital One Financial Corp.	105,257	8,304,777
Cash America International, Inc.	6,900	238,257
CBOE Holdings, Inc.	20,800	1,394,432
CME Group, Inc.	66,950	6,324,766
Cohen & Steers, Inc.	5,400	165,186
Cowen Group, Inc., Class A *	11,889	50,053
Credit Acceptance Corp. *	2,100	397,089
Discover Financial Services	88,507	4,975,864
E*TRADE Financial Corp. *	53,233	1,517,673
Eaton Vance Corp.	22,700	819,697
Encore Capital Group, Inc. *(c)	5,600	227,920
Enova International, Inc. *	6,313	82,069
Evercore Partners, Inc., Class A	6,500	351,000
Ezcorp, Inc., Class A *	20,600	137,196
FactSet Research Systems, Inc.	6,650	1,164,548
FBR & Co.	1,000	19,780
Federated Investors, Inc., Class B	14,650	450,194
Financial Engines, Inc. (c)	7,800	250,848
First Cash Financial Services, Inc. *	3,800	144,970
FNFV Group *	16,478	185,213
Franklin Resources, Inc.	74,800	3,048,848
Security	Number of Shares	Value ($)
FXCM, Inc., Class A (c)	1,407	12,185
GAMCO Investors, Inc., Class A	3,400	196,112
Green Dot Corp., Class A *	10,049	186,308
Greenhill & Co., Inc.	4,500	116,190
HFF, Inc., Class A	9,800	338,296
Interactive Brokers Group, Inc., Class A	13,600	559,504
Intercontinental Exchange, Inc.	21,886	5,524,026
INTL FCStone, Inc. *	4,437	141,940
Invesco Ltd.	88,200	2,925,594
Investment Technology Group, Inc.	8,050	128,881
Janus Capital Group, Inc.	26,200	406,886
KCG Holdings, Inc., Class A *	15,533	194,007
Lazard Ltd., Class A	28,600	1,324,752
Legg Mason, Inc.	17,550	785,362
LendingClub Corp. *	51,500	730,270
Leucadia National Corp.	57,450	1,149,574
LPL Financial Holdings, Inc. (c)	12,800	545,280
MarketAxess Holdings, Inc.	8,900	901,659
McGraw Hill Financial, Inc.	52,461	4,859,987
Moody's Corp.	33,600	3,230,976
Morgan Stanley	292,525	9,644,549
Morningstar, Inc.	5,500	451,605
MSCI, Inc.	20,000	1,340,000
Nasdaq, Inc.	26,100	1,510,929
Navient Corp.	72,000	949,680
Nelnet, Inc., Class A	6,400	228,992
NewStar Financial, Inc. *	13,500	142,425
Northern Trust Corp.	45,100	3,174,589
NorthStar Asset Management Group, Inc.	33,475	489,739
PICO Holdings, Inc. *	3,700	35,742
Piper Jaffray Cos. *	3,950	140,501
PRA Group, Inc. *	9,800	537,040
Raymond James Financial, Inc.	30,750	1,694,632
RCS Capital Corp., Class A *(c)	9,017	6,836
Resource America, Inc., Class A	4,000	30,760
Santander Consumer USA Holdings, Inc. *	24,000	432,240
SEI Investments Co.	31,100	1,611,602
SLM Corp. *	72,000	508,320
Springleaf Holdings, Inc. *	10,500	492,555
State Street Corp.	78,960	5,448,240
Stifel Financial Corp. *	11,785	523,608
Synchrony Financial *(c)	21,900	673,644
T. Rowe Price Group, Inc.	49,500	3,743,190
TD Ameritrade Holding Corp.	56,600	1,951,002
The Bank of New York Mellon Corp.	213,318	8,884,695
The Charles Schwab Corp. (a)	240,126	7,328,646
The First Marblehead Corp. *	750	2,633
The Goldman Sachs Group, Inc.	79,655	14,935,312
Virtus Investment Partners, Inc.	875	102,410
Voya Financial, Inc.	45,389	1,841,432
Waddell & Reed Financial, Inc., Class A	14,750	544,865
Westwood Holdings Group, Inc.	1,785	103,709
WisdomTree Investments, Inc.	20,500	394,215
World Acceptance Corp. *(c)	3,000	114,390
		203,993,437
See financial notes    43

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Energy 6.5%
Abraxas Petroleum Corp. *	36,200	57,558
Adams Resources & Energy, Inc.	2,300	102,258
Alon USA Energy, Inc.	8,700	145,725
Anadarko Petroleum Corp.	99,168	6,632,356
Antero Resources Corp. *(c)	27,800	655,246
Apache Corp.	71,572	3,373,188
Approach Resources, Inc. *(c)	4,000	9,440
Arch Coal, Inc. *(c)	2,650	3,975
Atwood Oceanics, Inc.	9,500	157,225
Baker Hughes, Inc.	83,465	4,396,936
Basic Energy Services, Inc. *(c)	8,500	31,535
Bill Barrett Corp. *	6,700	32,629
Bonanza Creek Energy, Inc. *	6,200	35,278
Bristow Group, Inc.	6,000	208,380
C&J Energy Services Ltd. *(c)	10,200	50,898
Cabot Oil & Gas Corp.	86,400	1,875,744
California Resources Corp.	55,701	225,032
Callon Petroleum Co. *	18,200	157,976
Cameron International Corp. *	39,247	2,669,189
CARBO Ceramics, Inc. (c)	3,300	57,816
Carrizo Oil & Gas, Inc. *	13,100	492,953
Cheniere Energy, Inc. *	46,200	2,287,824
Chesapeake Energy Corp. (c)	102,430	730,326
Chevron Corp.	369,023	33,536,810
Cimarex Energy Co.	20,162	2,380,326
Clayton Williams Energy, Inc. *	2,500	148,925
Clean Energy Fuels Corp. *(c)	17,300	97,745
Cloud Peak Energy, Inc. *	8,700	25,839
Cobalt International Energy, Inc. *	75,700	580,619
Columbia Pipeline Group, Inc.	65,764	1,365,918
Comstock Resources, Inc. (c)	6,400	14,720
Concho Resources, Inc. *	26,831	3,109,981
ConocoPhillips	237,731	12,682,949
CONSOL Energy, Inc.	44,600	297,036
Contango Oil & Gas Co. *	5,200	39,780
Continental Resources, Inc. *	17,000	576,470
Core Laboratories N.V.	9,800	1,140,034
CVR Energy, Inc.	5,100	226,746
Delek US Holdings, Inc.	10,700	291,040
Denbury Resources, Inc. (c)	57,225	202,577
Devon Energy Corp.	74,260	3,113,722
DHT Holdings, Inc.	26,011	204,446
Diamond Offshore Drilling, Inc. (c)	11,400	226,632
Diamondback Energy, Inc. *	13,721	1,013,159
Dril-Quip, Inc. *	6,700	412,452
Energen Corp.	17,500	1,017,625
Energy XXI Ltd. (c)	15,061	26,056
ENGlobal Corp. *	4,000	4,160
Ensco plc, Class A	57,100	949,573
EOG Resources, Inc.	106,048	9,104,221
EP Energy Corp., Class A *(c)	19,147	105,500
EQT Corp.	28,600	1,889,602
Era Group, Inc. *	2,850	39,644
EXCO Resources, Inc. *(c)	51,400	57,568
Exterran Holdings, Inc.	10,720	233,053
Exxon Mobil Corp.	819,399	67,797,073
FMC Technologies, Inc. *	46,764	1,582,026
Forum Energy Technologies, Inc. *	11,200	148,400
Frank's International N.V.	14,000	240,240
Geospace Technologies Corp. *	1,800	27,648
Security	Number of Shares	Value ($)
Goodrich Petroleum Corp. *(c)	9,800	5,880
Green Plains, Inc.	9,300	190,743
Gulf Island Fabrication, Inc.	4,100	41,451
Gulfmark Offshore, Inc., Class A (c)	4,100	25,584
Gulfport Energy Corp. *	24,003	731,371
Halcon Resources Corp. *	75,700	53,073
Halliburton Co.	166,144	6,376,607
Harvest Natural Resources, Inc. *	9,300	9,207
Helix Energy Solutions Group, Inc. *	14,064	81,290
Helmerich & Payne, Inc.	19,017	1,070,087
Hess Corp.	47,300	2,658,733
HollyFrontier Corp.	38,654	1,892,886
Hornbeck Offshore Services, Inc. *	5,000	67,550
Houston American Energy Corp. *	4,000	680
ION Geophysical Corp. *	13,900	5,143
Key Energy Services, Inc. *	22,300	11,716
Kinder Morgan, Inc.	356,678	9,755,143
Kosmos Energy Ltd. *	31,100	212,102
Laredo Petroleum, Inc. *(c)	22,700	260,596
Magnum Hunter Resources Corp. *	22,939	6,106
Marathon Oil Corp.	130,614	2,400,685
Marathon Petroleum Corp.	105,008	5,439,414
Matador Resources Co. *	12,100	311,091
Matrix Service Co. *	8,000	181,600
McDermott International, Inc. *	39,100	180,251
Memorial Resource Development Corp. *	16,000	283,040
Midstates Petroleum Co., Inc. *	1,440	5,544
Murphy Oil Corp.	29,000	824,470
Nabors Industries Ltd.	70,734	710,169
National Oilwell Varco, Inc.	72,822	2,741,020
Natural Gas Services Group, Inc. *	7,500	168,900
Newfield Exploration Co. *	33,100	1,330,289
Newpark Resources, Inc. *	11,500	65,090
Noble Corp., plc (c)	46,155	621,708
Noble Energy, Inc.	87,679	3,142,415
Northern Oil & Gas, Inc. *(c)	8,200	41,328
Oasis Petroleum, Inc. *	24,200	281,446
Occidental Petroleum Corp.	149,753	11,162,589
Oceaneering International, Inc.	23,100	970,662
Oil States International, Inc. *	8,600	258,086
ONEOK, Inc.	45,929	1,557,912
Pacific Ethanol, Inc. *	10,200	61,302
Panhandle Oil & Gas, Inc., Class A	6,200	113,956
Paragon Offshore plc	15,385	3,692
Parker Drilling Co. *	18,300	52,338
Parsley Energy, Inc., Class A *	17,000	301,410
Patterson-UTI Energy, Inc.	28,500	424,365
PBF Energy, Inc., Class A	21,913	745,042
PDC Energy, Inc. *	9,300	561,162
Peabody Energy Corp. (c)	3,120	39,905
Penn Virginia Corp. *	12,200	7,551
PetroQuest Energy, Inc. *	13,200	14,784
PHI, Inc. - Non Voting Shares *	4,000	76,160
Phillips 66	92,165	8,207,293
Pioneer Energy Services Corp. *	13,100	30,261
Pioneer Natural Resources Co.	29,633	4,063,870
QEP Resources, Inc.	30,600	473,076
Range Resources Corp.	30,805	937,704
Resolute Energy Corp. *	11,900	5,593
REX American Resources Corp. *	4,875	267,686
Rex Energy Corp. *(c)	8,000	18,080
44    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Rice Energy, Inc. *	12,036	183,669
RigNet, Inc. *	4,141	124,230
Rowan Cos. plc, Class A	20,500	403,440
RPC, Inc.	16,118	177,782
RSP Permian, Inc. *	12,800	350,976
Sanchez Energy Corp. *(c)	8,700	51,765
SandRidge Energy, Inc. *	72,792	26,955
Schlumberger Ltd.	246,103	19,235,411
SEACOR Holdings, Inc. *	4,850	283,337
SemGroup Corp., Class A	7,000	318,850
Seventy Seven Energy, Inc. *	6,366	7,257
SM Energy Co.	11,200	373,520
Solazyme, Inc. *(c)	12,100	39,688
Southwestern Energy Co. *	79,675	879,612
Spectra Energy Corp.	124,778	3,564,907
Stone Energy Corp. *	7,383	41,271
Superior Energy Services, Inc.	26,099	369,562
Swift Energy Co. *	5,500	3,282
Synergy Resources Corp. *	11,100	124,209
Targa Resources Corp.	8,300	474,345
Teekay Corp.	8,600	276,318
Tesco Corp.	7,000	56,000
Tesoro Corp.	24,700	2,641,171
TETRA Technologies, Inc. *	12,100	81,554
The Williams Cos., Inc.	138,600	5,466,384
Tidewater, Inc. (c)	7,700	95,095
Transocean Ltd. (c)	67,500	1,068,525
Ultra Petroleum Corp. *(c)	25,300	138,644
Unit Corp. *	7,400	93,314
US Silica Holdings, Inc. (c)	10,600	191,436
VAALCO Energy, Inc. *	12,600	23,184
Valero Energy Corp.	98,280	6,478,618
W&T Offshore, Inc. (c)	7,500	24,450
Warren Resources, Inc. *	22,100	9,967
Weatherford International plc *	155,549	1,592,822
Western Refining, Inc.	12,253	509,970
Westmoreland Coal Co. *(c)	9,600	68,736
Whiting Petroleum Corp. *	42,070	724,866
World Fuel Services Corp.	11,900	529,074
WPX Energy, Inc. *	33,353	228,802
		289,171,687
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	7,100	754,162
Costco Wholesale Corp.	86,285	13,643,384
CVS Health Corp.	218,937	21,626,597
Ingles Markets, Inc., Class A	4,200	209,748
PriceSmart, Inc.	7,100	610,458
Rite Aid Corp. *	201,480	1,587,662
SpartanNash, Co.	12,540	349,866
Sprouts Farmers Market, Inc. *	26,674	543,616
SUPERVALU, Inc. *	39,532	259,725
Sysco Corp.	107,836	4,448,235
The Andersons, Inc.	3,600	127,440
The Fresh Market, Inc. *	11,100	276,612
The Kroger Co.	189,232	7,152,970
United Natural Foods, Inc. *	8,800	443,960
Wal-Mart Stores, Inc.	310,489	17,772,390
Walgreens Boots Alliance, Inc.	172,608	14,616,446
Security	Number of Shares	Value ($)
Weis Markets, Inc.	2,400	98,736
Whole Foods Market, Inc.	70,777	2,120,479
		86,642,486
Food, Beverage & Tobacco 4.8%
Alico, Inc.	2,000	85,380
Alliance One International, Inc. *	2,460	43,296
Altria Group, Inc.	381,823	23,088,837
Archer-Daniels-Midland Co.	117,358	5,358,566
B&G Foods, Inc.	15,000	544,350
Boulder Brands, Inc. *(c)	9,100	80,626
Brown-Forman Corp., Class A (c)	5,000	573,750
Brown-Forman Corp., Class B	22,116	2,348,277
Bunge Ltd.	26,700	1,948,032
Cal-Maine Foods, Inc. (c)	5,200	277,992
Calavo Growers, Inc.	4,846	249,133
Campbell Soup Co.	34,100	1,731,939
Coca-Cola Bottling Co. Consolidated	1,248	263,590
Coca-Cola Enterprises, Inc.	41,600	2,135,744
ConAgra Foods, Inc.	88,393	3,584,336
Constellation Brands, Inc., Class A	33,769	4,552,061
Darling Ingredients, Inc. *	25,900	262,108
Dean Foods Co.	13,556	245,499
Diamond Foods, Inc. *	5,200	206,024
Dr Pepper Snapple Group, Inc.	36,900	3,297,753
Farmer Bros. Co. *	4,500	127,710
Flowers Foods, Inc.	44,605	1,204,335
Fresh Del Monte Produce, Inc.	7,900	360,477
General Mills, Inc.	115,838	6,731,346
Hormel Foods Corp.	27,400	1,850,870
Ingredion, Inc.	15,700	1,492,442
J&J Snack Foods Corp.	2,093	256,999
John B. Sanfilippo & Son, Inc.	5,000	323,600
Kellogg Co.	47,400	3,342,648
Keurig Green Mountain, Inc.	23,250	1,179,938
Lancaster Colony Corp.	3,400	386,648
Landec Corp. *	9,100	111,930
Limoneira Co. (c)	2,900	45,994
McCormick & Co., Inc. - Non Voting Shares	25,100	2,107,898
Mead Johnson Nutrition Co.	39,500	3,239,000
Molson Coors Brewing Co., Class B	31,500	2,775,150
Mondelez International, Inc., Class A	315,924	14,583,052
Monster Beverage Corp. *	29,589	4,033,572
National Beverage Corp. *	6,400	240,896
PepsiCo, Inc.	287,358	29,365,114
Philip Morris International, Inc.	304,009	26,874,396
Pilgrim's Pride Corp. (c)	12,466	236,729
Pinnacle Foods, Inc.	23,600	1,040,288
Post Holdings, Inc. *	11,950	768,027
Primo Water Corp. *	1,000	8,800
Reynolds American, Inc.	160,206	7,741,154
Rocky Mountain Chocolate Factory, Inc.	3,427	37,903
Sanderson Farms, Inc. (c)	2,850	198,104
Seaboard Corp. *	100	336,800
Snyder's-Lance, Inc.	8,900	316,306
The Boston Beer Co., Inc., Class A *(c)	2,100	461,139
See financial notes    45

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Coca-Cola Co.	764,614	32,381,403
The Hain Celestial Group, Inc. *	19,412	967,688
The Hershey Co.	27,800	2,465,582
The JM Smucker Co.	24,293	2,851,755
The Kraft Heinz Co.	116,804	9,107,208
The WhiteWave Foods Co. *	31,825	1,304,189
Tootsie Roll Industries, Inc. (c)	7,818	248,143
TreeHouse Foods, Inc. *	8,622	738,388
Tyson Foods, Inc., Class A	59,084	2,620,966
Universal Corp.	4,800	259,248
Vector Group Ltd.	15,869	384,823
		215,985,951
Health Care Equipment & Services 4.9%
Abaxis, Inc.	5,600	281,176
Abbott Laboratories	294,243	13,182,086
ABIOMED, Inc. *	7,800	574,548
Acadia Healthcare Co., Inc. *	12,500	767,625
Accuray, Inc. *	21,200	142,040
Aceto Corp.	7,900	238,264
Aetna, Inc.	67,385	7,734,450
Air Methods Corp. *	8,700	356,091
Alere, Inc. *	18,541	855,111
Align Technology, Inc. *	16,400	1,073,544
Alliance HealthCare Services, Inc. *	360	3,046
Allscripts Healthcare Solutions, Inc. *	31,560	443,734
Amedisys, Inc. *	10,834	428,810
AmerisourceBergen Corp.	39,596	3,821,410
AMN Healthcare Services, Inc. *	11,210	318,028
Amsurg Corp. *	10,700	749,963
Analogic Corp.	2,700	236,574
Anika Therapeutics, Inc. *	4,606	177,423
Antares Pharma, Inc. *	28,100	38,778
Anthem, Inc.	50,323	7,002,445
athenahealth, Inc. *	7,800	1,189,110
Atrion Corp.	616	227,304
Baxter International, Inc.	105,806	3,956,086
Becton, Dickinson & Co.	39,908	5,687,688
BioScrip, Inc. *(c)	8,372	16,493
Boston Scientific Corp. *	255,567	4,671,765
Brookdale Senior Living, Inc. *	33,925	709,372
C.R. Bard, Inc.	13,760	2,564,176
Cantel Medical Corp.	8,034	476,256
Capital Senior Living Corp. *	8,394	189,872
Cardinal Health, Inc.	61,818	5,081,440
Cardiovascular Systems, Inc. *	5,000	68,500
Centene Corp. *	22,000	1,308,560
Cerner Corp. *	62,800	4,163,012
Chemed Corp.	3,900	613,431
Cigna Corp.	50,451	6,762,452
Community Health Systems, Inc. *	23,796	667,240
Computer Programs & Systems, Inc.	3,600	136,836
CONMED Corp.	7,300	296,088
CorVel Corp. *	2,700	89,640
Cross Country Healthcare, Inc. *	12,500	168,750
CryoLife, Inc.	9,050	95,387
DaVita HealthCare Partners, Inc. *	34,300	2,658,593
DENTSPLY International, Inc.	32,300	1,965,455
DexCom, Inc. *	16,500	1,374,780
Security	Number of Shares	Value ($)
Diplomat Pharmacy, Inc. *	9,000	252,990
Edwards Lifesciences Corp. *	21,200	3,331,580
Endologix, Inc. *	13,700	116,998
Envision Healthcare Holdings, Inc. *	38,000	1,071,600
ExamWorks Group, Inc. *	6,200	175,088
Express Scripts Holding Co. *	133,352	11,518,946
Five Star Quality Care, Inc. *	14,335	46,875
Globus Medical, Inc., Class A *	13,900	310,665
Greatbatch, Inc. *	6,700	358,115
Haemonetics Corp. *	16,300	550,614
Halyard Health, Inc. *	8,217	243,881
Hanger, Inc. *	5,400	77,868
HCA Holdings, Inc. *	64,300	4,423,197
Health Net, Inc. *	15,500	996,030
HealthEquity, Inc. *	8,000	261,680
HealthSouth Corp.	20,600	717,498
HealthStream, Inc. *	6,800	161,908
Healthways, Inc. *	8,100	95,337
HeartWare International, Inc. *	4,100	177,079
Henry Schein, Inc. *	16,100	2,442,531
Hill-Rom Holdings, Inc.	10,200	537,438
HMS Holdings Corp. *	12,200	128,466
Hologic, Inc. *	49,612	1,927,922
Humana, Inc.	28,600	5,108,818
ICU Medical, Inc. *	3,350	368,399
IDEXX Laboratories, Inc. *	17,200	1,180,264
IMS Health Holdings, Inc. *	29,800	811,156
Insulet Corp. *	9,800	293,020
Integra LifeSciences Holdings Corp. *	5,300	315,721
Intuitive Surgical, Inc. *	7,550	3,749,330
Invacare Corp.	6,000	103,680
IPC Healthcare, Inc. *	4,000	314,000
Kindred Healthcare, Inc.	11,559	154,891
Laboratory Corp. of America Holdings *	20,869	2,561,461
Landauer, Inc.	2,100	82,929
LeMaitre Vascular, Inc.	6,800	90,576
LifePoint Health, Inc. *	9,607	661,730
LivaNova plc *	10,400	689,312
Magellan Health, Inc. *	3,907	208,634
Masimo Corp. *	8,500	337,280
McKesson Corp.	45,052	8,055,298
MedAssets, Inc. *	10,200	241,536
Medidata Solutions, Inc. *	9,100	391,300
MEDNAX, Inc. *	19,600	1,381,212
Medtronic plc	275,688	20,378,857
Meridian Bioscience, Inc.	10,050	191,050
Merit Medical Systems, Inc. *	10,277	190,536
Molina Healthcare, Inc. *	6,550	406,100
National HealthCare Corp.	4,100	267,648
Natus Medical, Inc. *	7,600	346,028
Neogen Corp. *	10,257	554,391
NuVasive, Inc. *	10,000	471,600
NxStage Medical, Inc. *	18,700	312,477
Omnicell, Inc. *	7,400	201,280
OraSure Technologies, Inc. *	12,200	63,440
Orthofix International N.V. *	2,800	95,340
Owens & Minor, Inc.	9,100	326,235
Patterson Cos., Inc.	18,800	891,120
PDI, Inc. *	2,900	4,727
PharMerica Corp. *	4,813	137,507
46    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Premier, Inc., Class A *	5,000	169,050
Quality Systems, Inc.	10,500	147,525
Quest Diagnostics, Inc.	28,720	1,951,524
Quidel Corp. *	5,200	99,944
ResMed, Inc.	28,000	1,613,080
RTI Surgical, Inc. *	18,100	76,110
SeaSpine Holdings Corp. *	1,766	26,631
Select Medical Holdings Corp.	22,600	255,380
Sirona Dental Systems, Inc. *	11,900	1,298,647
St. Jude Medical, Inc.	54,300	3,464,883
STERIS Corp. (c)	19,400	1,454,030
Stryker Corp.	63,400	6,062,308
SurModics, Inc. *	4,200	89,586
Symmetry Surgical, Inc. *	2,050	17,425
Team Health Holdings, Inc. *	14,000	835,380
Teleflex, Inc.	9,600	1,276,800
Tenet Healthcare Corp. *	18,812	590,132
The Cooper Cos., Inc.	9,081	1,383,581
The Ensign Group, Inc.	5,300	223,448
The Providence Service Corp. *	4,800	247,920
The Spectranetics Corp. *	6,700	81,874
Triple-S Management Corp., Class B *	5,300	109,127
U.S. Physical Therapy, Inc.	3,500	171,710
Unilife Corp. *(c)	29,100	21,930
UnitedHealth Group, Inc.	186,481	21,963,732
Universal American Corp.	20,600	153,676
Universal Health Services, Inc., Class B	18,100	2,209,829
Utah Medical Products, Inc.	2,500	147,425
Varian Medical Systems, Inc. *	21,100	1,656,983
VCA, Inc. *	16,800	920,136
Veeva Systems, Inc., Class A *	15,100	383,087
Vocera Communications, Inc. *	3,700	43,549
WellCare Health Plans, Inc. *	8,200	726,520
West Pharmaceutical Services, Inc.	15,800	948,158
Wright Medical Group N.V. *	14,965	289,273
Zeltiq Aesthetics, Inc. *	9,601	323,938
Zimmer Biomet Holdings, Inc.	33,300	3,482,181
		220,343,133
Household & Personal Products 1.7%
Avon Products, Inc.	70,000	282,100
Central Garden & Pet Co., Class A *	8,600	145,168
Church & Dwight Co., Inc.	26,400	2,272,776
Colgate-Palmolive Co.	177,509	11,777,722
Coty, Inc., Class A	15,600	451,620
Edgewell Personal Care Co.	10,933	926,135
Elizabeth Arden, Inc. *(c)	3,500	43,890
Energizer Holdings, Inc.	10,933	468,260
Herbalife Ltd. *(c)	11,900	666,876
HRG Group, Inc. *	19,100	256,895
Inter Parfums, Inc.	5,613	155,031
Kimberly-Clark Corp.	70,539	8,444,224
Medifast, Inc. *	3,500	97,895
Nu Skin Enterprises, Inc., Class A	9,600	366,816
Nutraceutical International Corp. *	5,000	122,500
Oil-Dri Corp. of America	1,600	50,208
Orchids Paper Products Co.	2,500	73,275
Revlon, Inc., Class A *	5,400	169,398
Spectrum Brands Holdings, Inc.	6,500	623,025
Security	Number of Shares	Value ($)
The Clorox Co.	24,700	3,011,918
The Estee Lauder Cos., Inc., Class A	43,100	3,467,826
The Female Health Co. *(c)	7,500	12,825
The Procter & Gamble Co.	533,724	40,765,839
USANA Health Sciences, Inc. *	2,682	344,905
WD-40 Co.	4,600	439,668
		75,436,795
Insurance 3.1%
ACE Ltd.	63,428	7,201,615
Aflac, Inc.	85,300	5,437,875
Alleghany Corp. *	3,440	1,707,169
Allied World Assurance Co. Holdings AG	14,700	534,492
Ambac Financial Group, Inc. *	13,400	216,410
American Equity Investment Life Holding Co.	12,600	323,568
American Financial Group, Inc.	18,750	1,353,562
American International Group, Inc.	257,115	16,213,672
American National Insurance Co.	2,300	237,544
AMERISAFE, Inc.	4,000	218,920
AmTrust Financial Services, Inc.	7,314	498,961
Aon plc	53,796	5,019,705
Arch Capital Group Ltd. *	23,800	1,782,382
Argo Group International Holdings Ltd.	5,512	344,610
Arthur J. Gallagher & Co.	33,400	1,460,582
Aspen Insurance Holdings Ltd.	10,400	505,544
Assurant, Inc.	14,800	1,206,644
Assured Guaranty Ltd.	31,900	875,336
Axis Capital Holdings Ltd.	17,600	950,400
Baldwin & Lyons, Inc., Class B	1,950	45,299
Brown & Brown, Inc.	19,300	622,811
Cincinnati Financial Corp.	35,450	2,135,153
Citizens, Inc. *(c)	16,000	134,400
CNA Financial Corp.	6,900	252,264
CNO Financial Group, Inc.	39,000	749,190
Crawford & Co., Class B	5,800	34,800
EMC Insurance Group, Inc.	1,800	45,000
Employers Holdings, Inc.	7,500	198,525
Endurance Specialty Holdings Ltd.	10,023	632,752
Enstar Group Ltd. *	3,300	520,740
Erie Indemnity Co., Class A	6,300	550,998
Everest Re Group Ltd.	8,700	1,548,339
FBL Financial Group, Inc., Class A	5,190	326,451
Federated National Holding Co.	1,500	46,178
First American Financial Corp.	16,800	640,584
FNF Group	55,539	1,959,416
Genworth Financial, Inc., Class A *	86,800	406,224
Greenlight Capital Re Ltd., Class A *	7,400	162,504
Horace Mann Educators Corp.	8,300	284,192
Independence Holding Co.	2,970	40,273
Infinity Property & Casualty Corp.	2,500	201,300
Kemper Corp.	7,700	275,044
Lincoln National Corp.	51,626	2,762,507
Loews Corp.	60,174	2,193,944
Maiden Holdings Ltd.	18,900	293,895
Markel Corp. *	2,503	2,172,604
Marsh & McLennan Cos., Inc.	104,200	5,808,108
See financial notes    47

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
MBIA, Inc. *	25,250	189,628
Mercury General Corp.	5,400	291,654
MetLife, Inc.	219,603	11,063,599
National General Holdings Corp.	10,400	204,984
National Western Life Group, Inc., Class A	500	128,995
Old Republic International Corp.	43,822	790,549
OneBeacon Insurance Group Ltd., Class A	14,800	212,972
PartnerRe Ltd.	8,900	1,237,100
Primerica, Inc.	10,700	509,641
Principal Financial Group, Inc.	55,641	2,790,953
ProAssurance Corp.	8,540	452,278
Prudential Financial, Inc.	88,472	7,298,940
Reinsurance Group of America, Inc.	12,900	1,164,096
RenaissanceRe Holdings Ltd.	8,532	935,363
RLI Corp.	5,600	340,760
Safety Insurance Group, Inc.	3,400	197,030
Selective Insurance Group, Inc.	7,800	284,622
StanCorp Financial Group, Inc.	9,300	1,066,896
State Auto Financial Corp.	5,500	131,175
Stewart Information Services Corp.	3,600	144,612
Symetra Financial Corp.	19,000	602,870
The Allstate Corp.	77,867	4,818,410
The Chubb Corp.	42,394	5,483,664
The Hanover Insurance Group, Inc.	6,900	581,325
The Hartford Financial Services Group, Inc.	78,262	3,620,400
The Navigators Group, Inc. *	4,200	358,470
The Phoenix Cos., Inc. *	475	16,331
The Progressive Corp.	107,064	3,547,030
The Travelers Cos., Inc.	62,752	7,084,073
Torchmark Corp.	22,200	1,287,822
United Fire Group, Inc.	5,000	185,950
Universal Insurance Holdings, Inc.	8,700	274,485
Unum Group	52,114	1,805,750
Validus Holdings Ltd.	16,857	746,765
W. R. Berkley Corp.	18,050	1,007,732
White Mountains Insurance Group Ltd.	1,300	1,027,000
Willis Group Holdings plc	39,800	1,775,478
XL Group plc	57,900	2,204,832
		136,996,720
Materials 3.2%
A. Schulman, Inc.	5,300	190,217
A.M. Castle & Co. *(c)	5,800	13,862
AEP Industries, Inc. *	1,900	152,000
Air Products & Chemicals, Inc.	38,000	5,281,240
Airgas, Inc.	15,100	1,452,016
AK Steel Holding Corp. *(c)	32,127	92,847
Albemarle Corp.	23,603	1,263,233
Alcoa, Inc.	254,198	2,269,988
Allegheny Technologies, Inc.	20,092	295,352
American Vanguard Corp.	3,000	40,230
Ampco-Pittsburgh Corp.	4,500	52,155
AptarGroup, Inc.	10,900	801,804
Ashland, Inc.	11,923	1,308,192
Avery Dennison Corp.	16,000	1,039,520
Axalta Coating Systems Ltd. *	31,300	864,819
Axiall Corp.	15,400	311,850
Security	Number of Shares	Value ($)
Balchem Corp.	9,800	669,340
Ball Corp.	29,000	1,986,500
Bemis Co., Inc.	16,700	764,526
Berry Plastics Group, Inc. *	24,600	824,100
Boise Cascade Co. *	5,500	164,615
Cabot Corp.	10,900	391,746
Calgon Carbon Corp.	12,500	215,000
Carpenter Technology Corp.	8,300	276,473
Celanese Corp., Series A	30,700	2,181,235
Century Aluminum Co. *	11,600	41,992
CF Industries Holdings, Inc.	47,500	2,411,575
Chase Corp.	5,200	230,932
Chemtura Corp. *	14,000	447,160
Clearwater Paper Corp. *	5,472	275,953
Cliffs Natural Resources, Inc. (c)	21,100	58,236
Codexis, Inc. *	1,870	6,068
Coeur Mining, Inc. *	22,400	60,480
Commercial Metals Co.	22,800	327,636
Compass Minerals International, Inc.	7,300	593,052
Crown Holdings, Inc. *	28,000	1,485,120
Cytec Industries, Inc.	13,200	982,344
Deltic Timber Corp.	1,500	92,940
Domtar Corp.	10,500	433,020
E.I. du Pont de Nemours & Co.	178,907	11,342,704
Eagle Materials, Inc.	11,543	762,184
Eastman Chemical Co.	28,980	2,091,487
Ecolab, Inc.	51,904	6,246,646
Ferro Corp. *	21,000	262,290
Flotek Industries, Inc. *	13,300	240,730
FMC Corp.	28,000	1,139,880
Freeport-McMoRan, Inc.	236,818	2,787,348
FutureFuel Corp.	8,300	127,903
General Moly, Inc. *	15,700	4,553
Globe Specialty Metals, Inc.	15,900	200,658
Graphic Packaging Holding Co.	52,900	749,064
Greif, Inc., Class A	11,300	370,414
H.B. Fuller Co.	9,000	341,910
Hawkins, Inc.	2,700	111,888
Haynes International, Inc.	2,500	98,625
Headwaters, Inc. *	12,000	246,600
Hecla Mining Co.	72,100	149,247
Horsehead Holding Corp. *(c)	12,800	36,352
Huntsman Corp.	38,600	508,362
Innophos Holdings, Inc.	5,300	225,197
Innospec, Inc.	4,200	232,008
International Flavors & Fragrances, Inc.	18,100	2,100,686
International Paper Co.	85,480	3,649,141
Intrepid Potash, Inc. *	11,800	45,548
Kaiser Aluminum Corp.	3,600	292,644
KapStone Paper & Packaging Corp.	15,800	343,650
KMG Chemicals, Inc.	1,600	33,664
Koppers Holdings, Inc.	4,800	91,008
Kraton Performance Polymers, Inc. *	3,500	71,365
Kronos Worldwide, Inc.	11,720	92,588
Louisiana-Pacific Corp. *	32,900	581,014
LSB Industries, Inc. *	3,000	46,950
LyondellBasell Industries N.V., Class A	73,032	6,785,403
48    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	12,700	1,970,405
Materion Corp.	4,000	120,600
McEwen Mining, Inc. (c)	31,130	28,023
Minerals Technologies, Inc.	6,200	365,428
Monsanto Co.	92,626	8,634,596
Myers Industries, Inc.	8,080	126,129
Neenah Paper, Inc.	4,231	285,212
NewMarket Corp.	1,900	748,106
Newmont Mining Corp.	111,174	2,163,446
Noranda Aluminum Holding Corp.	2,357	4,054
Nucor Corp.	62,400	2,639,520
Olin Corp.	41,920	804,026
Olympic Steel, Inc.	1,400	13,398
OMNOVA Solutions, Inc. *	10,400	74,672
Owens-Illinois, Inc. *	33,600	724,080
P.H. Glatfelter Co.	7,000	135,800
Packaging Corp. of America	20,100	1,375,845
Platform Specialty Products Corp. *	24,500	255,780
PolyOne Corp.	14,810	495,246
PPG Industries, Inc.	52,800	5,504,928
Praxair, Inc.	54,900	6,098,841
Quaker Chemical Corp.	3,200	254,016
Rayonier Advanced Materials, Inc.	6,960	64,171
Reliance Steel & Aluminum Co.	13,300	797,468
Rentech, Inc. *	3,740	21,879
Resolute Forest Products, Inc. *	14,000	104,580
Royal Gold, Inc.	11,400	545,376
RPM International, Inc.	24,600	1,124,466
Schnitzer Steel Industries, Inc., Class A	3,450	58,167
Schweitzer-Mauduit International, Inc.	4,600	178,572
Sealed Air Corp.	37,300	1,832,176
Sensient Technologies Corp.	7,400	482,998
Sigma-Aldrich Corp.	22,500	3,143,700
Silgan Holdings, Inc.	6,900	351,003
Sonoco Products Co.	16,800	717,192
Steel Dynamics, Inc.	47,300	873,631
Stepan Co.	4,300	227,599
Stillwater Mining Co. *	24,633	230,072
SunCoke Energy, Inc.	15,217	75,476
The Chemours Co.	34,661	240,201
The Dow Chemical Co.	224,451	11,597,383
The Mosaic Co.	71,112	2,402,875
The Scotts Miracle-Gro Co., Class A	12,500	827,000
The Sherwin-Williams Co.	15,601	4,162,815
The Valspar Corp.	13,300	1,076,635
TimkenSteel Corp.	6,550	69,692
Tredegar Corp.	5,100	72,726
Tronox Ltd., Class A	9,800	60,858
United States Steel Corp. (c)	26,300	307,184
Universal Stainless & Alloy Products, Inc. *	1,800	15,660
Valhi, Inc. (c)	13,600	33,592
Vulcan Materials Co.	26,192	2,529,623
W.R. Grace & Co. *	13,600	1,364,080
Wausau Paper Corp.	8,700	88,827
Westlake Chemical Corp.	7,500	452,025
WestRock Co.	51,969	2,793,853
Worthington Industries, Inc.	16,800	515,760
		145,020,545
Security	Number of Shares	Value ($)
Media 3.3%
A. H. Belo Corp., Class A	13,980	75,632
AMC Networks, Inc., Class A *	10,400	768,456
Cable One, Inc. *	900	390,096
Cablevision Systems Corp., Class A	43,900	1,430,701
Carmike Cinemas, Inc. *	6,300	161,343
CBS Corp., Class B - Non Voting Shares	91,190	4,242,159
Central European Media Enterprises Ltd., Class A *(c)	9,900	21,384
Charter Communications, Inc., Class A *(c)	15,800	3,016,852
Cinemark Holdings, Inc.	19,600	694,624
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	154,836
Comcast Corp., Class A	481,860	30,174,073
Crown Media Holdings, Inc., Class A *	6,000	34,740
Cumulus Media, Inc., Class A *	25,351	11,639
Discovery Communications, Inc., Class A *	26,061	767,236
Discovery Communications, Inc., Class C *	57,261	1,575,823
DISH Network Corp., Class A *	43,300	2,726,601
DreamWorks Animation SKG, Inc., Class A *	19,500	394,680
Entercom Communications Corp., Class A *	11,000	121,440
Gannett Co., Inc.	19,500	308,490
Global Eagle Entertainment, Inc. *	17,114	227,958
Harte-Hanks, Inc.	17,200	73,100
John Wiley & Sons, Inc., Class A	9,000	470,970
Journal Media Group, Inc.	5,745	70,319
Liberty Broadband Corp., Class A *	4,373	238,591
Liberty Broadband Corp., Class C *	17,496	940,760
Liberty Global plc LiLAC., Class A *	2,498	96,473
Liberty Global plc LiLAC., Class C *	5,708	220,671
Liberty Global plc, Class A *	49,975	2,224,887
Liberty Global plc, Series C *	121,175	5,166,902
Liberty Media Corp., Class A *	17,495	713,096
Liberty Media Corp., Class C *	42,690	1,671,313
Lions Gate Entertainment Corp.	20,600	802,782
Live Nation Entertainment, Inc. *	26,457	721,747
Loral Space & Communications, Inc. *	2,800	125,188
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	157,644
Media General, Inc. *	18,400	273,424
Meredith Corp.	5,100	239,802
MSG Networks, Inc., Class A *	10,175	208,791
National CineMedia, Inc.	13,200	187,440
New Media Investment Group, Inc.	11,500	185,150
News Corp., Class A	104,687	1,612,180
Nexstar Broadcasting Group, Inc., Class A	4,500	239,535
Omnicom Group, Inc.	45,800	3,431,336
Regal Entertainment Group, Class A	12,100	234,498
Rentrak Corp. *(c)	3,000	165,540
Salem Media Group, Inc.	5,700	35,853
Scholastic Corp.	7,300	298,351
See financial notes    49

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Scripps Networks Interactive, Inc., Class A	19,200	1,153,536
Sinclair Broadcast Group, Inc., Class A	11,000	330,110
Sirius XM Holdings, Inc. *	485,300	1,980,024
Sizmek, Inc. *	8,300	49,219
Starz, Class A *	16,195	542,694
TEGNA, Inc.	46,100	1,246,544
The E.W. Scripps Co., Class A	18,547	409,147
The Interpublic Group of Cos., Inc.	73,037	1,674,738
The Madison Square Garden Co., Class A *	3,391	605,293
The New York Times Co., Class A	40,200	533,856
The Walt Disney Co.	302,439	34,399,412
Time Warner Cable, Inc.	55,437	10,499,768
Time Warner, Inc.	156,757	11,810,072
Time, Inc.	19,122	355,287
Tribune Media Co., Class A	18,500	746,105
Twenty-First Century Fox, Inc., Class A	323,878	9,939,816
Viacom, Inc., Class B	68,922	3,398,544
World Wrestling Entertainment, Inc., Class A (c)	5,700	101,631
		147,880,902
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	322,096	19,180,817
ACADIA Pharmaceuticals, Inc. *	16,600	578,012
Accelerate Diagnostics, Inc. *(c)	5,300	88,881
Achillion Pharmaceuticals, Inc. *	19,800	154,836
Acorda Therapeutics, Inc. *	8,400	302,736
Acura Pharmaceuticals, Inc. *	4,180	10,283
Aegerion Pharmaceuticals, Inc. *(c)	3,800	55,784
Affymetrix, Inc. *	25,500	234,600
Agilent Technologies, Inc.	62,917	2,375,746
Agios Pharmaceuticals, Inc. *	6,000	437,160
Akorn, Inc. *	15,400	411,796
Albany Molecular Research, Inc. *	8,800	158,752
Alder Biopharmaceuticals, Inc. *	6,300	201,474
Alexion Pharmaceuticals, Inc. *	43,500	7,656,000
Alkermes plc *	28,600	2,056,912
Allergan plc *	77,087	23,779,027
Alnylam Pharmaceuticals, Inc. *	15,500	1,332,225
AMAG Pharmaceuticals, Inc. *	6,600	264,000
Amgen, Inc.	150,989	23,883,440
Amicus Therapeutics, Inc. *	27,200	204,000
Anacor Pharmaceuticals, Inc. *	9,800	1,101,618
Aratana Therapeutics, Inc. *	10,100	70,599
Arena Pharmaceuticals, Inc. *	32,100	60,669
ARIAD Pharmaceuticals, Inc. *	57,200	391,248
ArQule, Inc. *	21,000	47,460
Array BioPharma, Inc. *	62,184	318,382
Arrowhead Research Corp. *(c)	10,700	55,105
AVEO Pharmaceuticals, Inc. *(c)	15,100	17,516
Baxalta, Inc.	105,806	3,646,075
Bio-Rad Laboratories, Inc., Class A *	4,900	683,452
Bio-Techne Corp.	7,800	687,960
BioCryst Pharmaceuticals, Inc. *	23,900	214,861
BioDelivery Sciences International, Inc. *(c)	14,119	75,960
Security	Number of Shares	Value ($)
Biogen, Inc. *	46,312	13,454,099
BioMarin Pharmaceutical, Inc. *	31,000	3,628,240
Biota Pharmaceuticals, Inc. *	26,016	50,211
Bluebird Bio, Inc. *	8,000	617,040
Bristol-Myers Squibb Co.	326,953	21,562,550
Bruker Corp. *	18,000	330,660
Cambrex Corp. *	7,200	330,984
Catalent, Inc. *	18,000	478,440
Celgene Corp. *	155,562	19,089,013
Celldex Therapeutics, Inc. *	25,800	311,148
Cempra, Inc. *(c)	7,500	166,500
Cepheid *	16,200	541,080
Charles River Laboratories International, Inc. *	10,416	679,540
Chimerix, Inc. *	7,200	282,096
Clovis Oncology, Inc. *	6,400	639,424
Depomed, Inc. *	14,500	253,750
Durect Corp. *	14,500	29,580
Dyax Corp. *	31,000	853,430
Dynavax Technologies Corp. *	10,950	248,674
Eli Lilly & Co.	192,289	15,685,014
Emergent Biosolutions, Inc. *	10,400	334,360
Endo International plc *	39,350	2,360,606
Endocyte, Inc. *	11,300	58,082
Enzo Biochem, Inc. *	43,981	163,609
Enzon Pharmaceuticals, Inc.	21,300	14,058
EPIRUS Biopharmaceuticals, Inc. *(c)	843	4,510
Esperion Therapeutics, Inc. *(c)	3,500	84,000
Exact Sciences Corp. *(c)	16,300	135,779
Exelixis, Inc. *(c)	44,700	269,094
FibroGen, Inc. *	12,700	296,037
Fluidigm Corp. *	6,000	64,860
Foundation Medicine, Inc. *(c)	6,500	145,730
Genomic Health, Inc. *	8,400	175,728
Geron Corp. *	46,200	160,314
Gilead Sciences, Inc.	289,192	31,270,331
GTx, Inc. *(c)	15,900	16,854
Halozyme Therapeutics, Inc. *	28,000	438,200
Harvard Apparatus Regenerative Technology, Inc. *	4,825	2,905
Harvard Bioscience, Inc. *	19,300	56,742
Heron Therapeutics, Inc. *(c)	8,200	224,844
Horizon Pharma plc *	30,500	479,460
Illumina, Inc. *	28,000	4,011,840
ImmunoGen, Inc. *	16,900	197,730
Immunomedics, Inc. *(c)	64,448	192,699
Impax Laboratories, Inc. *	13,800	477,894
Incyte Corp. *	32,200	3,784,466
Infinity Pharmaceuticals, Inc. *	19,600	202,860
Inovio Pharmaceuticals, Inc. *(c)	20,194	127,828
Insmed, Inc. *	15,000	297,600
Intercept Pharmaceuticals, Inc. *	3,900	613,080
Intra-Cellular Therapies, Inc. *	8,000	382,800
Intrexon Corp. *(c)	8,700	292,320
Ironwood Pharmaceuticals, Inc. *	19,800	224,928
Isis Pharmaceuticals, Inc. *	22,900	1,102,635
Jazz Pharmaceuticals plc *	11,400	1,564,992
Johnson & Johnson	544,109	54,971,332
Juno Therapeutics, Inc. *(c)	13,900	719,464
Keryx Biopharmaceuticals, Inc. *(c)	24,800	111,104
Kite Pharma, Inc. *(c)	8,300	564,815
50    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Lannett Co., Inc. *(c)	8,800	393,976
Lexicon Pharmaceuticals, Inc. *(c)	18,214	173,215
Ligand Pharmaceuticals, Inc. *	4,948	447,052
Luminex Corp. *	12,900	234,780
MacroGenics, Inc. *	7,500	233,025
Mallinckrodt plc *	21,702	1,425,170
MannKind Corp. *(c)	40,800	135,048
Medivation, Inc. *	30,400	1,278,624
Merck & Co., Inc.	556,516	30,419,165
Merrimack Pharmaceuticals, Inc. *	38,590	360,431
Mettler-Toledo International, Inc. *	5,900	1,834,841
MiMedx Group, Inc. *	26,820	195,250
Momenta Pharmaceuticals, Inc. *	13,500	221,535
Mylan N.V. *	80,100	3,531,609
Myriad Genetics, Inc. *(c)	16,600	670,142
Nektar Therapeutics *	43,600	517,532
Neurocrine Biosciences, Inc. *	17,200	844,348
NewLink Genetics Corp. *	4,700	179,869
Novavax, Inc. *	52,500	354,375
Omeros Corp. *(c)	8,800	110,264
Oncothyreon, Inc. *	25,700	76,072
Ophthotech Corp. *	8,000	399,440
OPKO Health, Inc. *(c)	77,300	730,485
Orexigen Therapeutics, Inc. *(c)	32,750	99,560
OvaScience, Inc. *(c)	4,900	63,553
Pacira Pharmaceuticals, Inc. *	6,500	324,675
Pain Therapeutics, Inc. *	18,600	34,410
PAREXEL International Corp. *	13,800	871,056
PDL BioPharma, Inc.	28,700	131,446
PerkinElmer, Inc.	23,577	1,217,516
Perrigo Co., plc	29,700	4,684,878
Pfizer, Inc.	1,213,725	41,048,179
Portola Pharmaceuticals, Inc. *	13,300	633,213
POZEN, Inc. *(c)	16,100	94,185
Prestige Brands Holdings, Inc. *	8,500	416,585
Prothena Corp. plc *	8,919	459,418
PTC Therapeutics, Inc. *	5,885	146,360
Puma Biotechnology, Inc. *	4,800	395,616
Quintiles Transnational Holdings, Inc. *	18,800	1,196,620
Radius Health, Inc. *	8,000	513,840
Raptor Pharmaceutical Corp. *	29,942	163,184
Regeneron Pharmaceuticals, Inc. *	15,400	8,583,806
Relypsa, Inc. *	7,400	118,326
Repligen Corp. *	9,886	328,611
Retrophin, Inc. *	9,400	179,822
Rigel Pharmaceuticals, Inc. *	48,200	122,428
Sagent Pharmaceuticals, Inc. *	9,800	164,738
Sangamo BioSciences, Inc. *	14,600	102,930
Sarepta Therapeutics, Inc. *	9,800	235,788
Seattle Genetics, Inc. *	23,400	970,866
Sequenom, Inc. *(c)	87,600	153,300
Spectrum Pharmaceuticals, Inc. *	24,200	126,082
Sucampo Pharmaceuticals, Inc., Class A *	4,300	83,248
Synta Pharmaceuticals Corp. *(c)	43,900	29,413
TESARO, Inc. *	6,195	281,687
Tetraphase Pharmaceuticals, Inc. *	5,600	50,568
The Medicines Co. *	15,600	534,144
TherapeuticsMD, Inc. *	35,777	210,011
Theravance Biopharma, Inc. *	3,914	58,514
Theravance, Inc. (c)	13,700	120,286
Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	77,302	10,109,556
Ultragenyx Pharmaceutical, Inc. *	7,700	764,995
United Therapeutics Corp. *	9,100	1,334,333
Vanda Pharmaceuticals, Inc. *(c)	13,953	149,855
Vertex Pharmaceuticals, Inc. *	48,244	6,017,957
Vical, Inc. *	34,400	14,448
VIVUS, Inc. *(c)	23,400	29,484
VWR Corp. *	9,000	247,590
Waters Corp. *	16,100	2,057,580
XenoPort, Inc. *	37,200	227,292
ZIOPHARM Oncology, Inc. *(c)	33,811	385,107
Zoetis, Inc.	92,879	3,994,726
		411,613,382
Real Estate 4.2%
Acadia Realty Trust	23,300	766,337
AG Mortgage Investment Trust, Inc.	12,000	182,520
Agree Realty Corp.	5,000	161,900
Alexander & Baldwin, Inc.	6,400	241,536
Alexander's, Inc.	800	315,912
Alexandria Real Estate Equities, Inc.	15,800	1,417,892
Altisource Portfolio Solutions S.A. *	2,800	75,068
Altisource Residential Corp.	10,789	155,254
American Assets Trust, Inc.	8,000	337,280
American Campus Communities, Inc.	29,900	1,213,043
American Capital Agency Corp.	72,900	1,299,807
American Capital Mortgage Investment Corp.	14,600	211,846
American Homes 4 Rent, Class A	24,300	400,950
American Realty Investors, Inc. *	1,537	7,992
American Tower Corp.	82,944	8,479,365
Annaly Capital Management, Inc.	180,600	1,796,970
Anworth Mortgage Asset Corp.	24,200	115,434
Apartment Investment & Management Co., Class A	39,211	1,536,679
Apollo Commercial Real Estate Finance, Inc.	11,400	189,354
Apollo Residential Mortgage, Inc.	12,900	166,023
Apple Hospitality REIT, Inc. (c)	35,000	690,200
ARMOUR Residential REIT, Inc.	7,625	156,465
Ashford Hospitality Prime, Inc.	2,168	31,870
Ashford Hospitality Trust, Inc.	9,000	61,920
AV Homes, Inc. *	6,500	86,060
AvalonBay Communities, Inc.	26,919	4,706,249
BioMed Realty Trust, Inc.	46,700	1,093,247
Blackstone Mortgage Trust, Inc., Class A	18,102	498,167
Boston Properties, Inc.	31,100	3,913,935
Brandywine Realty Trust	62,663	845,950
Brixmor Property Group, Inc.	31,600	809,592
Camden Property Trust	17,500	1,291,325
Campus Crest Communities, Inc.	17,900	118,677
Capstead Mortgage Corp.	21,740	209,791
Care Capital Properties, Inc.	16,741	551,616
CareTrust REIT, Inc.	7,131	80,723
CBL & Associates Properties, Inc.	26,785	390,525
CBRE Group, Inc., Class A *	57,000	2,124,960
Cedar Realty Trust, Inc.	33,200	232,068
Chambers Street Properties	37,300	264,084
See financial notes    51

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Chatham Lodging Trust	8,234	188,476
Chesapeake Lodging Trust	8,500	234,090
Chimera Investment Corp.	33,940	477,875
CIM Commercial Trust Corp.	9,700	188,762
Colony Capital, Inc., Class A	19,300	392,562
Columbia Property Trust, Inc.	20,200	501,768
Communications Sales & Leasing, Inc.	21,853	439,027
Consolidated-Tomoka Land Co.	2,000	102,500
CoreSite Realty Corp.	3,400	186,830
Corporate Office Properties Trust	14,400	331,200
Corrections Corp. of America	20,285	578,122
Cousins Properties, Inc.	53,345	535,584
Crown Castle International Corp.	65,323	5,582,504
CubeSmart	41,400	1,151,748
CyrusOne, Inc.	10,000	352,800
CYS Investments, Inc.	25,500	196,860
DCT Industrial Trust, Inc.	15,900	590,208
DDR Corp.	54,584	917,011
DiamondRock Hospitality Co.	59,386	693,628
Digital Realty Trust, Inc.	27,300	2,019,108
Douglas Emmett, Inc.	24,948	762,161
Duke Realty Corp.	69,590	1,440,513
DuPont Fabros Technology, Inc.	9,200	295,228
Dynex Capital, Inc.	21,998	145,847
EastGroup Properties, Inc.	6,300	353,808
Education Realty Trust, Inc.	9,166	329,151
Empire State Realty Trust, Inc., Class A	22,502	400,986
EPR Properties	9,600	545,376
Equinix, Inc.	10,586	3,140,654
Equity Commonwealth *	23,450	673,249
Equity LifeStyle Properties, Inc.	20,700	1,251,936
Equity One, Inc.	12,100	321,618
Equity Residential	73,500	5,683,020
Essex Property Trust, Inc.	12,989	2,863,295
Extra Space Storage, Inc.	23,200	1,838,368
Federal Realty Investment Trust	15,200	2,181,048
FelCor Lodging Trust, Inc.	28,000	225,400
First Industrial Realty Trust, Inc.	15,900	344,712
First Potomac Realty Trust	14,800	174,492
Forest City Enterprises, Inc., Class A *	33,700	744,770
Forestar Group, Inc. *	4,933	69,802
Franklin Street Properties Corp.	22,500	234,450
Gaming & Leisure Properties, Inc.	21,618	630,597
General Growth Properties, Inc.	125,309	3,627,696
Getty Realty Corp.	9,500	160,360
Global Net Lease, Inc. (c)	40,000	367,200
Government Properties Income Trust	9,900	161,172
Gramercy Property Trust, Inc.	6,807	154,383
Griffin Industrial Realty, Inc.	300	7,674
Hatteras Financial Corp.	13,800	197,478
HCP, Inc.	89,348	3,323,746
Healthcare Realty Trust, Inc.	15,800	416,488
Healthcare Trust of America, Inc., Class A	21,000	552,510
Hersha Hospitality Trust	10,000	240,100
Highwoods Properties, Inc.	17,261	749,990
Hospitality Properties Trust	24,500	657,580
Host Hotels & Resorts, Inc.	146,663	2,541,670
Security	Number of Shares	Value ($)
Hudson Pacific Properties, Inc.	9,100	259,987
Inland Real Estate Corp.	20,300	179,655
Invesco Mortgage Capital, Inc.	22,300	268,715
Investors Real Estate Trust	28,600	232,232
Iron Mountain, Inc.	36,173	1,108,341
iStar, Inc. *	13,390	173,267
Jones Lang LaSalle, Inc.	9,300	1,550,403
Kennedy-Wilson Holdings, Inc.	12,200	299,144
Kilroy Realty Corp.	15,400	1,013,936
Kimco Realty Corp.	82,295	2,203,037
Kite Realty Group Trust	15,825	417,938
Lamar Advertising Co., Class A	16,100	908,523
LaSalle Hotel Properties	19,700	579,377
Lexington Realty Trust	33,567	296,732
Liberty Property Trust	33,100	1,126,062
LTC Properties, Inc.	8,700	372,795
Mack-Cali Realty Corp.	18,500	402,560
Maui Land & Pineapple Co., Inc. *	800	4,160
Medical Properties Trust, Inc.	65,300	737,890
MFA Financial, Inc.	60,500	418,660
Mid-America Apartment Communities, Inc.	12,844	1,094,180
Monmouth Real Estate Investment Corp.	18,100	188,421
Monogram Residential Trust, Inc.	55,400	546,244
National Health Investors, Inc.	5,900	346,566
National Retail Properties, Inc.	29,220	1,110,360
New Century Financial Corp. *(b)(e)	3,600	—
New Residential Investment Corp.	45,250	548,882
New Senior Investment Group, Inc.	20,583	206,242
New York Mortgage Trust, Inc. (c)	18,600	105,648
New York REIT, Inc.	28,100	320,340
Newcastle Investment Corp.	20,583	101,268
NorthStar Realty Finance Corp.	63,075	757,531
Omega Healthcare Investors, Inc.	32,494	1,121,693
One Liberty Properties, Inc.	1,400	32,984
Outfront Media, Inc.	24,003	566,711
Paramount Group, Inc.	45,900	815,643
Parkway Properties, Inc.	14,940	249,946
Pebblebrook Hotel Trust	12,300	420,414
Pennsylvania Real Estate Investment Trust	13,900	312,472
PennyMac Mortgage Investment Trust	14,400	210,528
Physicians Realty Trust	10,600	169,388
Piedmont Office Realty Trust, Inc., Class A	27,500	532,950
Plum Creek Timber Co., Inc.	37,947	1,545,961
Post Properties, Inc.	8,200	489,868
Potlatch Corp.	5,753	179,724
Preferred Apartment Communities, Inc., Class A	3,700	40,515
Prologis, Inc.	106,534	4,552,198
PS Business Parks, Inc.	3,000	257,370
Public Storage	28,097	6,447,138
QTS Realty Trust, Inc., Class A	9,100	391,391
RAIT Financial Trust	16,199	78,565
Ramco-Gershenson Properties Trust	22,500	378,000
Rayonier, Inc.	32,182	728,922
Realogy Holdings Corp. *	29,400	1,149,540
Realty Income Corp.	48,035	2,375,811
52    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Redwood Trust, Inc.	19,700	261,616
Regency Centers Corp.	20,233	1,375,035
Resource Capital Corp.	7,150	91,806
Retail Opportunity Investments Corp.	14,400	261,072
Retail Properties of America, Inc., Class A	41,600	622,752
RLJ Lodging Trust	30,400	762,736
Rouse Properties, Inc.	10,715	188,477
Ryman Hospitality Properties, Inc.	7,837	412,226
Sabra Health Care REIT, Inc.	13,700	310,716
Saul Centers, Inc.	4,700	263,529
Select Income REIT	14,600	294,920
Senior Housing Properties Trust	37,819	574,471
Seritage Growth Properties *(c)	13,000	547,690
Silver Bay Realty Trust Corp.	13,033	211,135
Simon Property Group, Inc.	60,105	12,108,753
SL Green Realty Corp.	19,566	2,320,919
Sovran Self Storage, Inc.	6,626	661,739
Spirit Realty Capital, Inc.	89,048	906,509
STAG Industrial, Inc.	11,900	244,188
Starwood Property Trust, Inc.	50,873	1,022,039
Starwood Waypoint Residential Trust	6,440	158,424
Strategic Hotels & Resorts, Inc. *	42,000	592,200
Summit Hotel Properties, Inc.	9,600	125,568
Sun Communities, Inc.	11,300	757,326
Sunstone Hotel Investors, Inc.	60,145	869,697
Tanger Factory Outlet Centers, Inc.	15,600	545,220
Taubman Centers, Inc.	11,600	892,968
Tejon Ranch Co. *	3,674	82,775
The Geo Group, Inc.	11,899	383,981
The Howard Hughes Corp. *	6,300	778,554
The Macerich Co.	27,405	2,322,300
The St. Joe Co. *(c)	18,800	372,616
Two Harbors Investment Corp.	60,300	510,138
UDR, Inc.	50,961	1,756,116
UMH Properties, Inc.	7,900	78,131
Universal Health Realty Income Trust	4,700	233,543
Urban Edge Properties	16,046	380,932
Urstadt Biddle Properties, Inc., Class A	4,500	90,450
Ventas, Inc.	66,966	3,597,413
VEREIT, Inc.	178,200	1,471,932
Vornado Realty Trust	34,092	3,427,951
Washington Real Estate Investment Trust	9,700	261,997
Weingarten Realty Investors	23,175	828,738
Welltower, Inc.	71,958	4,667,915
Western Asset Mortgage Capital Corp. (c)	4,607	52,612
Weyerhaeuser Co.	99,992	2,932,765
Whitestone REIT	2,100	25,956
WP Carey, Inc.	22,700	1,438,499
WP GLIMCHER, Inc.	33,804	392,802
Xenia Hotels & Resorts, Inc.	35,200	610,368
		185,706,820
Security	Number of Shares	Value ($)
Retailing 5.1%
Aaron's, Inc.	14,675	362,032
Abercrombie & Fitch Co., Class A	11,800	250,042
Advance Auto Parts, Inc.	15,340	3,043,916
Aeropostale, Inc. *(c)	25,600	15,872
Amazon.com, Inc. *	75,225	47,083,327
America's Car-Mart, Inc. *	6,850	234,544
American Eagle Outfitters, Inc.	40,750	622,660
Asbury Automotive Group, Inc. *	6,500	514,800
Ascena Retail Group, Inc. *	34,141	454,758
AutoNation, Inc. *	13,800	872,022
AutoZone, Inc. *	5,900	4,628,019
Barnes & Noble Education, Inc. *	4,676	68,971
Barnes & Noble, Inc.	7,400	96,126
Bed Bath & Beyond, Inc. *	35,500	2,116,865
Best Buy Co., Inc.	63,425	2,221,778
Big Lots, Inc.	14,700	677,670
Burlington Stores, Inc. *	17,000	817,360
Cabela's, Inc. *	7,700	301,609
Caleres, Inc.	6,675	203,988
CarMax, Inc. *	40,246	2,374,916
Chico's FAS, Inc.	26,200	362,084
Christopher & Banks Corp. *	13,400	19,564
Conn's, Inc. *	7,900	149,863
Core-Mark Holding Co., Inc.	4,000	325,160
CST Brands, Inc.	12,286	441,436
Destination Maternity Corp.	5,000	34,650
Dick's Sporting Goods, Inc.	17,500	779,625
Dillard's, Inc., Class A	4,300	384,764
Dollar General Corp.	59,625	4,040,786
Dollar Tree, Inc. *	43,344	2,838,599
DSW, Inc., Class A	11,560	288,306
Expedia, Inc.	19,472	2,654,034
Express, Inc. *	12,600	243,180
Five Below, Inc. *	15,800	542,572
Foot Locker, Inc.	29,900	2,025,725
Francesca's Holdings Corp. *	13,300	188,993
Fred's, Inc., Class A	6,700	92,661
FTD Cos., Inc. *	8,070	228,542
GameStop Corp., Class A (c)	19,348	891,362
Genesco, Inc. *	4,300	269,395
Genuine Parts Co.	30,300	2,750,028
GNC Holdings, Inc., Class A	15,500	461,125
Group 1 Automotive, Inc.	4,400	382,580
Groupon, Inc. *	88,400	327,964
Guess?, Inc.	16,800	353,640
Hibbett Sports, Inc. *	3,543	121,029
HSN, Inc.	6,269	387,738
J.C. Penney Co., Inc. *	72,200	662,074
Kirkland's, Inc.	8,700	200,013
Kohl's Corp.	39,600	1,826,352
L Brands, Inc.	51,320	4,925,694
Lands' End, Inc. *(c)	7,747	191,196
Liberty Interactive Corp., QVC Group, Class A *	89,109	2,438,913
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	431,358
Liberty Ventures, Series A *	25,347	1,104,369
Lithia Motors, Inc., Class A	3,300	387,387
LKQ Corp. *	58,900	1,744,029
Lowe's Cos., Inc.	181,451	13,396,527
See financial notes    53

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Lumber Liquidators Holdings, Inc. *(c)	4,600	63,572
Macy's, Inc.	63,863	3,255,736
MarineMax, Inc. *	16,300	257,540
Mattress Firm Holding Corp. *	3,200	136,224
Monro Muffler Brake, Inc.	4,462	330,947
Murphy USA, Inc. *	6,875	421,919
Netflix, Inc. *	84,347	9,141,528
Nordstrom, Inc.	26,300	1,715,023
O'Reilly Automotive, Inc. *	19,799	5,469,672
Office Depot, Inc. *	99,656	759,379
Outerwall, Inc. (c)	5,000	300,000
Pacific Sunwear of California, Inc. *	41,175	11,027
Penske Automotive Group, Inc.	9,100	444,444
Pier 1 Imports, Inc. (c)	15,800	117,236
Pool Corp.	6,662	543,219
Rent-A-Center, Inc.	7,750	142,523
Restoration Hardware Holdings, Inc. *	6,300	649,467
Ross Stores, Inc.	80,400	4,066,632
Sally Beauty Holdings, Inc. *	39,950	939,225
Sears Holdings Corp. *(c)	11,385	266,067
Select Comfort Corp. *	12,200	258,640
Shoe Carnival, Inc.	6,300	141,561
Shutterfly, Inc. *	6,300	262,773
Signet Jewelers Ltd.	16,800	2,535,792
Sonic Automotive, Inc., Class A	11,200	279,328
Stage Stores, Inc.	14,275	138,896
Staples, Inc.	118,900	1,544,511
Stein Mart, Inc.	10,300	91,258
Systemax, Inc. *	8,000	74,160
Target Corp.	120,378	9,290,774
The Buckle, Inc. (c)	3,875	137,330
The Cato Corp., Class A	7,100	268,096
The Children's Place, Inc.	3,600	193,212
The Finish Line, Inc., Class A	7,161	133,409
The Gap, Inc.	51,800	1,409,996
The Home Depot, Inc.	251,963	31,152,705
The Men's Wearhouse, Inc.	6,600	263,868
The Michaels Cos., Inc. *	16,000	374,080
The Pep Boys - Manny, Moe & Jack *	19,400	291,776
The Priceline Group, Inc. *	9,976	14,507,498
The TJX Cos., Inc.	133,447	9,766,986
Tiffany & Co.	22,200	1,830,168
Tractor Supply Co.	25,700	2,374,423
Trans World Entertainment Corp. *	9,700	36,860
Travelport Worldwide Ltd.	20,000	271,000
TripAdvisor, Inc. *	22,272	1,865,948
Tuesday Morning Corp. *	10,800	58,428
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,104,916
Urban Outfitters, Inc. *	18,000	514,800
Vitamin Shoppe, Inc. *	4,200	120,498
VOXX International Corp. *	9,100	46,956
West Marine, Inc. *	8,200	83,476
Williams-Sonoma, Inc.	16,200	1,194,750
Winmark Corp.	1,700	171,275
Zumiez, Inc. *	10,500	183,540
		228,859,659
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	4,500	127,260
Advanced Micro Devices, Inc. *	123,300	261,396
Altera Corp.	59,500	3,126,725
Amkor Technology, Inc. *	35,700	222,054
Amtech Systems, Inc. *	3,500	18,025
ANADIGICS, Inc. *	8,150	1,875
Analog Devices, Inc.	60,249	3,622,170
Applied Materials, Inc.	232,598	3,900,668
Applied Micro Circuits Corp. *	21,300	138,024
Atmel Corp.	84,600	642,960
Avago Technologies Ltd.	51,300	6,316,569
AXT, Inc. *	3,500	7,700
Broadcom Corp., Class A	111,590	5,735,726
Brooks Automation, Inc.	11,885	131,210
Cabot Microelectronics Corp. *	5,660	238,682
Cavium, Inc. *	10,400	737,880
CEVA, Inc. *	7,233	169,035
Cirrus Logic, Inc. *	9,800	302,134
Cohu, Inc.	7,500	94,425
Cree, Inc. *(c)	20,900	526,471
Cypress Semiconductor Corp. *	69,226	729,642
Diodes, Inc. *	11,012	252,175
DSP Group, Inc. *	6,300	63,630
Entegris, Inc. *	48,499	622,242
Exar Corp. *	9,834	55,955
Fairchild Semiconductor International, Inc. *	17,800	296,904
First Solar, Inc. *	13,279	757,833
FormFactor, Inc. *	14,600	120,304
Freescale Semiconductor Ltd. *	21,400	716,686
GSI Technology, Inc. *	8,500	35,870
Integrated Device Technology, Inc. *	26,920	686,460
Integrated Silicon Solution, Inc.	9,338	209,918
Intel Corp.	931,897	31,554,032
Intersil Corp., Class A	26,764	362,652
IXYS Corp.	6,900	85,974
KLA-Tencor Corp.	29,000	1,946,480
Kopin Corp. *	19,600	52,332
Kulicke & Soffa Industries, Inc. *	18,500	196,100
Lam Research Corp.	30,267	2,318,150
Lattice Semiconductor Corp. *	25,100	114,958
Linear Technology Corp.	49,900	2,216,558
Marvell Technology Group Ltd.	111,400	914,594
Maxim Integrated Products, Inc.	55,700	2,282,586
MaxLinear, Inc., Class A *	4,422	57,486
Microchip Technology, Inc.	42,875	2,070,434
Micron Technology, Inc. *	208,307	3,449,564
Microsemi Corp. *	22,552	812,098
MKS Instruments, Inc.	7,900	278,396
Monolithic Power Systems, Inc.	6,500	405,730
MoSys, Inc. *	6,400	8,896
Nanometrics, Inc. *	5,300	80,984
NVIDIA Corp.	97,000	2,751,890
OmniVision Technologies, Inc. *	13,900	401,293
ON Semiconductor Corp. *	75,165	826,815
PDF Solutions, Inc. *	9,699	102,421
Pericom Semiconductor Corp.	6,600	115,170
Photronics, Inc. *	18,000	172,620
PMC-Sierra, Inc. *	54,300	647,256
Power Integrations, Inc.	4,200	212,562
54    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Qorvo, Inc. *	30,074	1,321,151
QuickLogic Corp. *(c)	27,600	38,088
Rambus, Inc. *	19,600	202,272
Rudolph Technologies, Inc. *	16,418	209,986
Semtech Corp. *	21,700	379,750
Silicon Laboratories, Inc. *	5,000	249,850
Skyworks Solutions, Inc.	35,789	2,764,342
SunEdison, Inc. *	58,000	423,400
SunPower Corp. *	6,800	182,512
Synaptics, Inc. *	8,450	719,011
Teradyne, Inc.	34,959	682,400
Tessera Technologies, Inc.	11,100	388,167
Texas Instruments, Inc.	201,197	11,411,894
Ultratech, Inc. *	4,800	75,024
Veeco Instruments, Inc. *	8,800	158,576
Xcerra Corp. *	19,192	133,193
Xilinx, Inc.	47,500	2,261,950
		106,908,205
Software & Services 11.5%
Accenture plc, Class A	121,997	13,078,078
ACI Worldwide, Inc. *	23,100	553,245
Activision Blizzard, Inc.	98,232	3,414,544
Actua Corp. *	8,050	111,492
Acxiom Corp. *	13,300	294,196
Adobe Systems, Inc. *	98,610	8,742,763
Akamai Technologies, Inc. *	37,038	2,252,651
Alliance Data Systems Corp. *	11,844	3,521,340
Alphabet, Inc., Class A *	57,076	42,087,272
Alphabet, Inc., Class C *	58,027	41,246,172
Amdocs Ltd.	34,600	2,061,122
Angie's List, Inc. *(c)	22,248	171,977
ANSYS, Inc. *	19,286	1,838,149
Aspen Technology, Inc. *	15,400	637,406
Autodesk, Inc. *	44,300	2,444,917
Automatic Data Processing, Inc.	89,762	7,808,396
Bankrate, Inc. *	14,600	173,302
Bazaarvoice, Inc. *	15,200	67,336
Blackbaud, Inc.	13,400	840,046
Blackhawk Network Holdings, Inc. *	12,003	511,088
Blucora, Inc. *	11,572	113,406
Booz Allen Hamilton Holding Corp.	24,800	730,608
Bottomline Technologies de, Inc. *	8,800	243,584
Broadridge Financial Solutions, Inc.	19,725	1,175,215
BroadSoft, Inc. *	6,500	207,805
CA, Inc.	69,408	1,923,296
CACI International, Inc., Class A *	4,100	397,864
Cadence Design Systems, Inc. *	47,500	1,055,450
Callidus Software, Inc. *	16,546	287,404
Cardtronics, Inc. *	8,800	303,600
CDK Global, Inc.	32,620	1,624,150
Ciber, Inc. *	24,900	88,893
Citrix Systems, Inc. *	30,800	2,528,680
Cognizant Technology Solutions Corp., Class A *	121,700	8,288,987
CommVault Systems, Inc. *	6,900	279,588
Computer Sciences Corp.	27,638	1,840,414
comScore, Inc. *	7,500	320,850
Constant Contact, Inc. *	7,000	182,700
Convergys Corp.	16,000	410,720
CoreLogic, Inc. *	23,100	900,438
Security	Number of Shares	Value ($)
Cornerstone OnDemand, Inc. *	7,100	223,650
CoStar Group, Inc. *	6,600	1,340,262
Covisint Corp. *	4,460	9,411
CSG Systems International, Inc.	8,900	298,328
Demand Media, Inc. *	5,920	25,752
Demandware, Inc. *	6,800	385,560
Digimarc Corp. *(c)	3,542	79,553
DST Systems, Inc.	5,900	720,685
EarthLink Holdings Corp.	17,050	145,777
eBay, Inc. *	215,744	6,019,258
Ebix, Inc. (c)	8,303	230,242
Edgewater Technology, Inc. *	767	6,090
Electronic Arts, Inc. *	62,500	4,504,375
Ellie Mae, Inc. *	8,393	612,521
Endurance International Group Holdings, Inc. *	13,300	177,289
EnerNOC, Inc. *	9,754	76,471
Envestnet, Inc. *	7,300	217,978
EPAM Systems, Inc. *	7,800	603,330
Epiq Systems, Inc.	8,525	117,645
Euronet Worldwide, Inc. *	8,800	706,112
Everi Holdings, Inc. *	28,300	132,444
EVERTEC, Inc.	14,000	255,360
ExlService Holdings, Inc. *	7,200	318,672
Facebook, Inc., Class A *	444,207	45,295,788
Fair Isaac Corp.	4,744	438,203
FalconStor Software, Inc. *	1,200	2,400
Fidelity National Information Services, Inc.	56,091	4,090,156
FireEye, Inc. *	29,500	771,425
Fiserv, Inc. *	48,600	4,690,386
FleetCor Technologies, Inc. *	14,800	2,143,928
Forrester Research, Inc.	6,800	219,436
Fortinet, Inc. *	26,700	917,412
Gartner, Inc. *	18,100	1,641,127
Genpact Ltd. *	28,274	700,630
Global Payments, Inc.	11,440	1,560,530
Glu Mobile, Inc. *	38,900	160,268
Gogo, Inc. *	16,000	226,080
GrubHub, Inc. *(c)	20,400	489,192
GSE Systems, Inc. *	2,424	3,297
Guidewire Software, Inc. *	14,700	855,981
Heartland Payment Systems, Inc.	7,700	569,800
Higher One Holdings, Inc. *	19,400	57,036
HomeAway, Inc. *	24,200	763,752
IAC/InterActiveCorp	18,072	1,211,005
Imperva, Inc. *	8,262	583,462
Infoblox, Inc. *	8,600	140,266
Information Services Group, Inc.	7,500	27,525
Interactive Intelligence Group, Inc. *	2,900	93,786
Internap Corp. *	13,200	89,232
International Business Machines Corp.	176,151	24,675,232
Intralinks Holdings, Inc. *	12,200	106,750
Intuit, Inc.	54,530	5,312,858
j2 Global, Inc.	9,000	697,950
Jack Henry & Associates, Inc.	13,800	1,067,292
Jive Software, Inc. *	27,994	136,331
Leidos Holdings, Inc.	11,000	578,270
LinkedIn Corp., Class A *	22,800	5,491,836
Lionbridge Technologies, Inc. *	19,500	105,105
Liquidity Services, Inc. *	15,481	126,789
See financial notes    55

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
LivePerson, Inc. *	19,700	153,660
LogMeIn, Inc. *	7,600	511,936
Manhattan Associates, Inc. *	16,300	1,187,455
ManTech International Corp., Class A	8,600	248,540
Marketo, Inc. *	6,684	196,710
MasterCard, Inc., Class A	195,156	19,318,492
Mattersight Corp. *	190	1,370
MAXIMUS, Inc.	11,300	770,660
Mentor Graphics Corp.	23,800	647,360
Microsoft Corp.	1,569,518	82,619,428
MicroStrategy, Inc., Class A *	2,256	388,190
ModusLink Global Solutions, Inc. *	10,450	30,201
MoneyGram International, Inc. *	9,037	91,364
Monotype Imaging Holdings, Inc.	6,500	177,710
Monster Worldwide, Inc. *	35,800	224,466
NetSuite, Inc. *	7,900	672,053
NeuStar, Inc., Class A *(c)	9,300	252,867
NIC, Inc.	8,000	151,760
Nuance Communications, Inc. *	59,974	1,017,759
Oracle Corp.	636,313	24,714,397
Pandora Media, Inc. *	38,400	441,984
Paychex, Inc.	61,864	3,190,945
PayPal Holdings, Inc. *	215,744	7,768,941
Pegasystems, Inc.	12,800	356,992
Perficient, Inc. *	7,800	130,416
PRGX Global, Inc. *	11,000	41,250
Progress Software Corp. *	9,300	225,804
Proofpoint, Inc. *	9,000	633,960
PROS Holdings, Inc. *	7,826	187,981
PTC, Inc. *	19,780	701,003
Qlik Technologies, Inc. *	22,200	696,414
Qualys, Inc. *	5,600	197,792
Rackspace Hosting, Inc. *	23,700	612,645
RealNetworks, Inc. *	12,725	49,373
RealPage, Inc. *	10,500	177,450
Red Hat, Inc. *	36,600	2,895,426
Reis, Inc.	1,400	34,076
Rightside Group Ltd. *(c)	5,920	47,656
Rovi Corp. *	15,412	141,020
Sabre Corp.	20,500	601,060
salesforce.com, Inc. *	120,222	9,342,452
Science Applications International Corp.	6,285	288,230
Seachange International, Inc. *	9,250	59,847
ServiceNow, Inc. *	27,100	2,212,715
ServiceSource International, Inc. *	14,400	61,488
Shutterstock, Inc. *(c)	4,000	113,920
SolarWinds, Inc. *	12,000	696,360
Solera Holdings, Inc.	11,400	623,124
Splunk, Inc. *	27,000	1,516,320
SPS Commerce, Inc. *	4,300	308,826
SS&C Technologies Holdings, Inc.	16,700	1,238,305
Stamps.com, Inc. *	5,827	440,579
StarTek, Inc. *	3,900	14,040
support.com, Inc. *	18,400	21,344
Sykes Enterprises, Inc. *	11,026	319,754
Symantec Corp.	139,573	2,875,204
Synchronoss Technologies, Inc. *	8,100	284,958
Synopsys, Inc. *	28,084	1,403,638
Syntel, Inc. *	8,600	404,544
Tableau Software, Inc., Class A *	10,742	901,898
Security	Number of Shares	Value ($)
Take-Two Interactive Software, Inc. *	22,600	750,320
Tangoe, Inc. *	8,200	67,896
TeleCommunication Systems, Inc., Class A *	10,800	44,172
TeleTech Holdings, Inc.	9,100	264,810
Teradata Corp. *	27,000	758,970
Textura, Corp. *(c)	6,941	203,788
The Hackett Group, Inc.	7,200	107,136
The Ultimate Software Group, Inc. *	6,600	1,348,710
The Western Union Co.	102,032	1,964,116
TiVo, Inc. *	17,800	161,624
Total System Services, Inc.	36,904	1,935,615
Twitter, Inc. *	113,500	3,230,210
Tyler Technologies, Inc. *	6,800	1,158,448
Unisys Corp. *	18,200	243,880
United Online, Inc. *	2,478	28,943
Unwired Planet, Inc. *	7,771	6,583
Vantiv, Inc., Class A *	24,900	1,248,735
VASCO Data Security International, Inc. *(c)	9,200	174,892
VeriFone Systems, Inc. *	18,000	542,520
Verint Systems, Inc. *	9,510	452,486
VeriSign, Inc. *	22,275	1,795,365
VirnetX Holding Corp. *(c)	10,600	40,280
Virtusa Corp. *	4,700	269,921
Visa, Inc., Class A	381,804	29,620,354
VMware, Inc., Class A *(c)	17,100	1,028,565
Web.com Group, Inc. *	8,923	209,423
WebMD Health Corp. *	7,074	287,629
WEX, Inc. *	6,400	575,424
Workday, Inc., Class A *	20,100	1,587,297
Xerox Corp.	194,056	1,822,186
Xura, Inc. *	6,250	161,750
Yahoo! Inc. *	169,444	6,035,595
Yelp, Inc. *	14,300	318,175
Zendesk, Inc. *	15,000	301,800
Zillow Group, Inc., Class A *(c)	8,797	271,036
Zillow Group, Inc., Class C *(c)	17,594	487,178
Zynga, Inc., Class A *	127,000	300,990
		513,449,359
Technology Hardware & Equipment 6.0%
3D Systems Corp. *(c)	18,800	189,128
ADTRAN, Inc.	9,100	141,323
Agilysys, Inc. *	8,460	96,190
Amphenol Corp., Class A	60,800	3,296,576
Anixter International, Inc. *	4,000	274,320
Apple, Inc.	1,122,262	134,110,309
Arista Networks, Inc. *(c)	8,600	554,786
ARRIS Group, Inc. *	24,075	680,359
Arrow Electronics, Inc. *	18,532	1,019,075
Aviat Networks, Inc. *	18,877	19,255
Avnet, Inc.	26,588	1,207,893
AVX Corp.	14,000	189,000
Badger Meter, Inc.	4,000	242,320
Belden, Inc.	6,900	441,807
Benchmark Electronics, Inc. *	7,830	154,877
Black Box Corp.	4,100	50,061
Brocade Communications Systems, Inc.	106,135	1,105,927
56    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
CalAmp Corp. *	4,000	75,840
CDW Corp.	24,400	1,090,436
Checkpoint Systems, Inc.	7,100	53,108
Ciena Corp. *	17,970	433,796
Cisco Systems, Inc.	992,840	28,643,434
Cognex Corp.	14,800	556,480
Coherent, Inc. *	4,100	222,220
CommScope Holding Co., Inc. *	27,582	894,484
Comtech Telecommunications Corp.	4,175	100,868
Corning, Inc.	239,007	4,445,530
Cray, Inc. *	7,600	225,188
CTS Corp.	8,800	159,984
Daktronics, Inc.	8,700	84,390
Diebold, Inc.	12,900	475,623
Digi International, Inc. *	9,100	117,390
Dolby Laboratories, Inc., Class A	8,800	305,096
DTS, Inc. *	4,300	127,968
Echelon Corp. *	7,200	4,176
EchoStar Corp., Class A *	6,740	302,154
Electro Rent Corp.	7,100	73,698
Electro Scientific Industries, Inc.	9,900	46,233
Electronics for Imaging, Inc. *	15,500	719,820
EMC Corp.	374,899	9,829,852
Extreme Networks, Inc. *	27,500	98,725
F5 Networks, Inc. *	13,100	1,443,620
Fabrinet *	11,108	240,710
FARO Technologies, Inc. *	3,000	101,370
FEI Co.	10,000	721,900
Finisar Corp. *	15,800	179,646
Fitbit, Inc., Class A *	5,000	202,700
FLIR Systems, Inc.	26,100	696,087
Frequency Electronics, Inc. *	500	5,460
Harmonic, Inc. *	20,042	115,442
Harris Corp.	22,755	1,800,603
Hewlett-Packard Co.	353,736	9,536,723
Hutchinson Technology, Inc. *	6,000	10,500
I.D. Systems, Inc. *	5,500	19,360
Identiv, Inc. *	120	308
II-VI, Inc. *	13,000	235,560
Imation Corp. *	5,500	11,110
Immersion Corp. *	4,300	55,814
Infinera Corp. *	27,300	539,448
Ingram Micro, Inc., Class A	25,500	759,390
Insight Enterprises, Inc. *	8,950	227,330
Intellicheck Mobilisa, Inc. *	62	63
InterDigital, Inc.	6,700	339,958
InvenSense, Inc. *	8,900	106,088
IPG Photonics Corp. *	7,400	611,388
Itron, Inc. *	5,700	209,361
Ixia *	14,900	214,709
Jabil Circuit, Inc.	35,300	811,194
Juniper Networks, Inc.	75,965	2,384,541
Keysight Technologies, Inc. *	31,458	1,040,631
Kimball Electronics, Inc. *	6,825	77,737
Knowles Corp. *(c)	13,900	231,574
Lexmark International, Inc., Class A	10,900	354,141
LightPath Technologies, Inc., Class A *	75	110
Littelfuse, Inc.	3,700	369,741
Lumentum Holdings, Inc. *	8,910	127,769
Maxwell Technologies, Inc. *(c)	7,700	46,200
Security	Number of Shares	Value ($)
Mercury Systems, Inc. *	7,800	133,848
Methode Electronics, Inc.	9,500	316,635
MOCON, Inc.	600	8,226
Motorola Solutions, Inc.	34,733	2,430,268
MTS Systems Corp.	3,781	249,659
Multi-Fineline Electronix, Inc. *	5,700	105,906
National Instruments Corp.	16,112	490,933
NCR Corp. *	35,100	933,660
NetApp, Inc.	64,900	2,206,600
NETGEAR, Inc. *	6,000	248,400
NetScout Systems, Inc. *	26,000	932,620
Newport Corp. *	8,500	128,435
Nimble Storage, Inc. *	16,100	363,860
OSI Systems, Inc. *	3,700	318,866
Palo Alto Networks, Inc. *	14,900	2,398,900
Park Electrochemical Corp.	3,600	58,824
PC Connection, Inc.	7,000	162,680
PC-Tel, Inc.	8,900	50,864
Plantronics, Inc.	6,000	321,720
Plexus Corp. *	6,500	225,030
Polycom, Inc. *	22,400	308,672
QLogic Corp. *	17,044	211,346
QUALCOMM, Inc.	305,839	18,172,953
Quantum Corp. *	125,000	105,000
Radisys Corp. *	7,200	18,504
Research Frontiers, Inc. *(c)	2,800	14,084
Richardson Electronics Ltd.	7,300	43,800
Rofin-Sinar Technologies, Inc. *	3,800	110,048
Rogers Corp. *	4,200	195,384
SanDisk Corp.	41,700	3,210,900
Sanmina Corp. *	20,900	432,003
ScanSource, Inc. *	6,300	217,413
Seagate Technology plc	61,966	2,358,426
Sonus Networks, Inc. *	15,860	104,835
Super Micro Computer, Inc. *	8,200	231,322
SYNNEX Corp.	8,400	742,896
TE Connectivity Ltd.	78,300	5,045,652
Tech Data Corp. *	5,300	385,787
TESSCO Technologies, Inc.	4,025	87,906
TransAct Technologies, Inc.	1,500	14,355
Trimble Navigation Ltd. *	62,084	1,412,411
TTM Technologies, Inc. *	11,000	80,300
Ubiquiti Networks, Inc. *(c)	3,200	93,376
Universal Display Corp. *	5,800	198,998
ViaSat, Inc. *	10,700	705,772
Viavi Solutions, Inc. *	44,553	265,090
Vishay Intertechnology, Inc.	18,588	197,033
Vishay Precision Group, Inc. *	5,620	65,923
Western Digital Corp.	47,345	3,163,593
Zebra Technologies Corp., Class A *	9,575	736,317
		267,704,018
Telecommunication Services 2.1%
Alaska Communications Systems Group, Inc. *	5,000	11,450
Alteva, Inc.	1,100	4,884
AT&T, Inc.	1,200,507	40,228,990
Atlantic Tele-Network, Inc.	3,250	248,365
CenturyLink, Inc.	114,178	3,220,961
Cincinnati Bell, Inc. *	61,468	231,734
See financial notes    57

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Cogent Communications Holdings, Inc.	9,900	304,128
Consolidated Communications Holdings, Inc.	16,757	370,330
Frontier Communications Corp.	257,368	1,322,871
General Communication, Inc., Class A *	10,500	213,832
Globalstar, Inc. *(c)	42,400	76,320
inContact, Inc. *	20,172	179,531
Iridium Communications, Inc. *	11,800	96,878
Level 3 Communications, Inc. *	62,725	3,195,839
Lumos Networks Corp.	1,500	19,440
NTELOS Holdings Corp. *	4,500	41,355
Premiere Global Services, Inc. *	11,400	155,952
SBA Communications Corp., Class A *	26,400	3,142,128
Shenandoah Telecommunications Co.	7,100	332,209
Spok Holdings, Inc.	5,500	99,165
Sprint Corp. *	142,805	675,468
T-Mobile US, Inc. *	57,450	2,176,780
Telephone & Data Systems, Inc.	22,222	636,438
United States Cellular Corp. *	5,400	219,996
Verizon Communications, Inc.	795,069	37,272,835
Vonage Holdings Corp. *	36,400	220,948
Windstream Holdings, Inc. (c)	18,211	118,554
Zayo Group Holdings, Inc. *	12,000	318,360
		95,135,741
Transportation 2.1%
Alaska Air Group, Inc.	25,000	1,906,250
Allegiant Travel Co.	3,200	631,840
AMERCO	1,000	406,310
American Airlines Group, Inc.	130,597	6,036,193
ArcBest Corp.	4,800	124,320
Atlas Air Worldwide Holdings, Inc. *	6,500	268,060
Avis Budget Group, Inc. *	20,600	1,028,764
C.H. Robinson Worldwide, Inc.	29,100	2,018,958
Celadon Group, Inc.	8,890	128,727
Covenant Transport Group, Inc., Class A *	3,000	57,900
CSX Corp.	192,700	5,200,973
Delta Air Lines, Inc.	153,911	7,824,835
Expeditors International of Washington, Inc.	40,900	2,036,411
FedEx Corp.	51,363	8,015,196
Forward Air Corp.	4,600	208,656
Genesee & Wyoming, Inc., Class A *	9,000	603,900
Hawaiian Holdings, Inc. *	10,700	371,290
Heartland Express, Inc.	16,241	305,818
Hertz Global Holdings, Inc. *	87,300	1,702,350
Hub Group, Inc., Class A *	7,100	283,858
JB Hunt Transport Services, Inc.	19,600	1,496,852
JetBlue Airways Corp. *	60,662	1,506,844
Kansas City Southern	23,255	1,924,584
Kirby Corp. *	11,100	724,719
Knight Transportation, Inc.	14,650	372,403
Landstar System, Inc.	6,600	416,064
Macquarie Infrastructure Corp.	13,700	1,089,835
Marten Transport Ltd.	9,476	155,312
Matson, Inc.	10,500	481,215
Security	Number of Shares	Value ($)
Norfolk Southern Corp.	57,500	4,601,725
Old Dominion Freight Line, Inc. *	12,412	768,799
Park-Ohio Holdings Corp.	3,600	124,200
Republic Airways Holdings, Inc. *	12,500	72,000
Roadrunner Transportation Systems, Inc. *	4,900	52,136
Ryder System, Inc.	9,500	681,910
Saia, Inc. *	4,450	105,065
SkyWest, Inc.	7,000	133,280
Southwest Airlines Co.	129,015	5,972,104
Spirit Airlines, Inc. *	14,000	519,680
Swift Transportation Co. *	19,000	296,970
Union Pacific Corp.	170,970	15,276,169
United Continental Holdings, Inc. *	75,700	4,565,467
United Parcel Service, Inc., Class B	135,285	13,937,061
Universal Truckload Services, Inc. (c)	3,300	52,734
UTI Worldwide, Inc. *	14,600	104,098
Werner Enterprises, Inc.	10,032	265,447
Wesco Aircraft Holdings, Inc. *	13,500	168,210
XPO Logistics, Inc. *(c)	11,710	325,070
YRC Worldwide, Inc. *	8,600	157,036
		95,507,598
Utilities 3.0%
AES Corp.	138,596	1,517,626
AGL Resources, Inc.	21,529	1,345,563
ALLETE, Inc.	14,633	734,723
Alliant Energy Corp.	26,300	1,552,226
Ameren Corp.	43,176	1,885,928
American DG Energy, Inc. *	11,400	6,270
American Electric Power Co., Inc.	92,320	5,229,928
American States Water Co.	9,600	391,200
American Water Works Co., Inc.	31,200	1,789,632
Aqua America, Inc.	37,467	1,071,556
Artesian Resources Corp., Class A	4,000	97,440
Atmos Energy Corp.	17,400	1,096,200
Avista Corp.	15,800	534,830
Black Hills Corp.	7,700	352,506
Cadiz, Inc. *(c)	6,356	21,738
California Water Service Group	11,300	252,668
Calpine Corp. *	65,100	1,009,701
CenterPoint Energy, Inc.	88,700	1,645,385
Chesapeake Utilities Corp.	2,770	144,622
Cleco Corp.	11,700	620,100
CMS Energy Corp.	56,959	2,054,511
Connecticut Water Service, Inc.	5,100	187,731
Consolidated Edison, Inc.	55,510	3,649,782
Delta Natural Gas Co., Inc.	1,291	26,375
Dominion Resources, Inc.	115,465	8,247,665
DTE Energy Co.	33,748	2,753,499
Duke Energy Corp.	133,750	9,559,112
Dynegy, Inc. *	27,300	530,439
Edison International	62,910	3,807,313
El Paso Electric Co.	11,300	436,971
Entergy Corp.	34,293	2,337,411
Eversource Energy	61,336	3,124,456
Exelon Corp.	168,869	4,714,822
FirstEnergy Corp.	82,056	2,560,147
Genie Energy Ltd., Class B *	12,800	145,152
Great Plains Energy, Inc.	41,341	1,136,878
58    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Hawaiian Electric Industries, Inc.	19,300	564,718
IDACORP, Inc.	9,800	655,130
ITC Holdings Corp.	33,000	1,079,760
MDU Resources Group, Inc.	36,025	679,432
MGE Energy, Inc.	9,950	410,637
Middlesex Water Co.	9,400	242,238
National Fuel Gas Co.	20,700	1,087,371
New Jersey Resources Corp.	12,450	394,416
NextEra Energy, Inc.	89,372	9,174,930
NiSource, Inc.	65,764	1,260,038
Northwest Natural Gas Co.	6,300	300,951
NorthWestern Corp.	7,100	384,749
NRG Energy, Inc.	63,356	816,659
NRG Yield, Inc., Class A	8,300	113,959
NRG Yield, Inc., Class C	8,300	119,852
OGE Energy Corp.	41,200	1,174,612
ONE Gas, Inc.	8,525	416,361
Ormat Technologies, Inc.	8,600	324,392
Otter Tail Corp.	7,800	214,032
Pattern Energy Group, Inc.	6,400	149,696
Pepco Holdings, Inc.	48,400	1,288,892
PG&E Corp.	94,100	5,024,940
Piedmont Natural Gas Co., Inc.	24,400	1,398,364
Pinnacle West Capital Corp.	24,200	1,536,942
PNM Resources, Inc.	11,200	314,944
Portland General Electric Co.	24,800	919,584
PPL Corp.	125,700	4,324,080
Public Service Enterprise Group, Inc.	97,800	4,038,162
Pure Cycle Corp. *(c)	8,000	40,800
Questar Corp.	28,900	596,785
SCANA Corp.	27,305	1,617,002
Sempra Energy	44,396	4,546,594
SJW Corp.	4,470	141,833
South Jersey Industries, Inc.	8,400	222,684
Southwest Gas Corp.	13,400	823,564
Talen Energy Corp. *	15,700	136,276
TECO Energy, Inc.	41,000	1,107,000
TerraForm Power, Inc., Class A *	9,400	171,550
The Empire District Electric Co.	11,200	252,560
The Laclede Group, Inc.	15,200	890,264
The Southern Co.	172,921	7,798,737
The York Water Co.	6,100	141,398
UGI Corp.	27,900	1,023,093
UIL Holdings Corp.	11,166	569,354
Unitil Corp.	7,200	255,384
Vectren Corp.	15,266	694,145
WEC Energy Group, Inc.	61,277	3,159,442
Westar Energy, Inc.	28,600	1,135,420
WGL Holdings, Inc.	7,300	454,279
Xcel Energy, Inc.	103,108	3,673,738
		134,433,849
Total Common Stock
(Cost $2,804,713,777)		4,440,133,759

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(e)	8,700	—
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	32,760
Total Rights
(Cost $32,982)		32,760

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.8% of net assets
Securities Lending Collateral 0.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	36,468,372	36,468,372
Total Other Investment Company
(Cost $36,468,372)		36,468,372
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets
Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 11/02/15	44,948,979	44,948,979
Wells Fargo
0.03%, 11/02/15	22,256,653	22,256,653
Total Short-Term Investments
(Cost $67,205,632)		67,205,632

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,925,724,612 and the unrealized appreciation and depreciation were $1,756,538,810 and ($138,422,899), respectively, with a net unrealized appreciation of $1,618,115,911.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $35,642,649.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

See financial notes    59

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	35	4,054,050	52,723
S&P 500 Index, e-mini, Long, expires 12/18/15	230	23,847,550	1,048,233
Net Unrealized Appreciation			1,100,956
60    See financial notes

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	2,378,291,644	2,781,955,810
0.5%	Preferred Stock	15,443,474	14,364,962
0.4%	Other Investment Company	12,250,477	12,250,477
1.2%	Short-Term Investments	32,604,445	32,604,445
99.9%	Total Investments	2,438,590,040	2,841,175,694
0.1%	Other Assets and Liabilities, Net		3,157,769
100.0%	Net Assets		2,844,333,463

Security	Number of Shares	Value ($)
Common Stock 97.8% of net assets
Australia 6.2%
Banks 2.2%
Australia & New Zealand Banking Group Ltd.	618,955	11,970,769
Bank of Queensland Ltd.	89,063	825,667
Bendigo & Adelaide Bank Ltd.	98,787	749,414
Commonwealth Bank of Australia	379,463	20,604,067
National Australia Bank Ltd.	585,298	12,498,831
Westpac Banking Corp. *	29,815	647,400
Westpac Banking Corp.	685,727	15,273,888
		62,570,036
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	516,720
Commercial & Professional Supplies 0.1%
Brambles Ltd.	338,913	2,495,747
Seek Ltd.	74,156	673,658
		3,169,405
Consumer Services 0.1%
Aristocrat Leisure Ltd.	120,776	797,232
Crown Resorts Ltd.	86,330	699,663
Flight Centre Travel Group Ltd. (a)	11,202	301,374
Tabcorp Holdings Ltd.	197,467	659,950
Tatts Group Ltd.	311,493	874,588
		3,332,807
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
ASX Ltd.	42,332	1,237,524
Macquarie Group Ltd.	67,748	4,102,063
Platinum Asset Management Ltd.	46,261	242,546
		5,582,133
Energy 0.3%
Caltex Australia Ltd.	59,417	1,330,125
Origin Energy Ltd.	383,647	1,490,776
Santos Ltd.	217,726	898,802
Woodside Petroleum Ltd.	162,333	3,404,603
WorleyParsons Ltd.	40,513	186,906
		7,311,212
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	252,624	7,064,453
Woolworths Ltd.	284,343	4,871,142
		11,935,595
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	839,041
Treasury Wine Estates Ltd.	153,623	768,892
		1,607,933
Health Care Equipment & Services 0.1%
Cochlear Ltd.	13,562	855,941
Healthscope Ltd.	273,248	523,124
Ramsay Health Care Ltd.	30,893	1,357,982
Sonic Healthcare Ltd.	85,234	1,165,712
		3,902,759
Insurance 0.4%
AMP Ltd.	672,544	2,727,710
Insurance Australia Group Ltd.	534,332	2,123,892
Medibank Pvt Ltd.	623,599	1,046,177
QBE Insurance Group Ltd.	307,020	2,873,935
Suncorp Group Ltd.	292,776	2,719,758
		11,491,472
Materials 0.9%
Alumina Ltd.	529,070	405,904
Amcor Ltd.	260,682	2,517,877
BHP Billiton Ltd.	719,690	11,803,446
Boral Ltd.	158,683	606,996
Fortescue Metals Group Ltd. (a)	384,488	568,134
Iluka Resources Ltd.	88,811	402,730
Incitec Pivot Ltd.	387,731	1,082,756
Newcrest Mining Ltd. *	168,083	1,464,214
Orica Ltd.	85,202	996,725
Rio Tinto Ltd.	93,233	3,333,830
South32 Ltd. *	1,132,663	1,172,887
		24,355,499
Media 0.0%
REA Group Ltd.	11,698	397,566
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	104,279	6,931,451
Real Estate 0.6%
Dexus Property Group	212,604	1,167,062
Federation Centres (d)	732,685	1,513,552
Goodman Group	376,758	1,616,431
Lend Lease Group	121,117	1,113,971
Mirvac Group	854,706	1,092,526
See financial notes    61

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Scentre Group	1,188,720	3,486,670
Stockland	506,718	1,454,306
The GPT Group	397,163	1,345,122
Westfield Corp.	440,722	3,197,491
		15,987,131
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	373,149
Software & Services 0.0%
Computershare Ltd.	98,275	753,224
Telecommunication Services 0.2%
Telstra Corp., Ltd.	972,819	3,727,495
TPG Telecom Ltd.	68,681	538,315
		4,265,810
Transportation 0.3%
Asciano Ltd.	218,233	1,270,882
Aurizon Holdings Ltd.	462,305	1,695,046
Qantas Airways Ltd. *	98,127	276,399
Sydney Airport	251,805	1,150,775
Transurban Group	431,356	3,196,365
		7,589,467
Utilities 0.1%
AGL Energy Ltd.	145,962	1,730,913
APA Group	241,967	1,576,460
AusNet Services	407,266	417,706
		3,725,079
		175,798,448
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	61,150	1,793,150
Raiffeisen Bank International AG *	22,302	351,921
		2,145,071
Capital Goods 0.0%
ANDRITZ AG	16,557	831,860
Energy 0.1%
OMV AG	34,514	919,031
Materials 0.0%
voestalpine AG	24,764	895,371
		4,791,333
Belgium 1.3%
Banks 0.1%
KBC Groep N.V.	56,880	3,458,398
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	17,007	1,380,454
Food & Staples Retailing 0.1%
Colruyt S.A.	14,318	708,214
Delhaize Group	23,014	2,135,441
		2,843,655
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev N.V.	179,808	21,455,518
Insurance 0.1%
Ageas	44,712	1,971,703
Security	Number of Shares	Value ($)
Materials 0.1%
Solvay S.A.	12,824	1,448,742
Umicore S.A.	22,105	938,535
		2,387,277
Media 0.0%
Telenet Group Holding N.V. *	11,584	673,763
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	28,803	2,489,671
Telecommunication Services 0.0%
Proximus	34,582	1,196,703
		37,857,142
Denmark 1.7%
Banks 0.2%
Danske Bank A/S	159,024	4,375,331
Capital Goods 0.1%
Vestas Wind Systems A/S	50,062	2,918,825
Commercial & Professional Supplies 0.0%
ISS A/S	33,325	1,172,248
Consumer Durables & Apparel 0.1%
Pandora A/S	24,107	2,781,883
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	24,724	2,025,616
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	24,946	1,789,233
William Demant Holding A/S *	4,937	428,915
		2,218,148
Insurance 0.0%
Tryg A/S	28,614	514,229
Materials 0.1%
Novozymes A/S, B Shares	52,176	2,418,728
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novo Nordisk A/S, Class B	436,977	23,204,996
Telecommunication Services 0.0%
TDC A/S	180,494	943,603
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	825	1,182,957
AP Moeller - Maersk A/S, Series B	1,576	2,325,893
DSV A/S	39,169	1,589,449
		5,098,299
		47,671,906
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	982,173
Capital Goods 0.2%
Kone Oyj, Class B	73,401	3,130,589
Metso Oyj	25,010	612,298
Wartsila Oyj Abp	33,092	1,412,729
		5,155,616
Energy 0.0%
Neste Oyj	30,786	750,640
62    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Sampo Oyj, A Shares	98,448	4,811,899
Materials 0.1%
Stora Enso Oyj, R Shares	127,451	1,182,260
UPM-Kymmene Oyj	120,969	2,264,657
		3,446,917
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	841,146
Technology Hardware & Equipment 0.2%
Nokia Oyj	814,819	6,061,327
Telecommunication Services 0.1%
Elisa Oyj	31,961	1,204,171
Utilities 0.1%
Fortum Oyj	102,012	1,529,761
		24,783,650
France 9.9%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	41,908	4,168,831
Peugeot S.A. *	93,891	1,649,617
Renault S.A.	43,529	4,101,480
Valeo S.A.	18,070	2,790,465
		12,710,393
Banks 0.9%
BNP Paribas S.A.	236,121	14,308,271
Credit Agricole S.A.	231,052	2,918,299
Natixis S.A.	205,635	1,258,791
Societe Generale S.A.	160,572	7,457,478
		25,942,839
Capital Goods 1.5%
Airbus Group SE	132,163	9,203,203
Alstom S.A. *	47,814	1,556,354
Bouygues S.A.	44,213	1,671,119
Compagnie de Saint-Gobain	105,554	4,418,601
Legrand S.A.	58,610	3,212,063
Rexel S.A.	65,307	891,297
Safran S.A.	65,419	4,968,838
Schneider Electric SE	124,321	7,498,438
Thales S.A.	23,007	1,663,206
Vinci S.A.	107,395	7,230,502
Zodiac Aerospace	47,203	1,190,777
		43,504,398
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,466	1,343,092
Edenred	49,244	904,163
Societe BIC S.A.	6,847	1,091,122
		3,338,377
Consumer Durables & Apparel 0.7%
Christian Dior SE	12,169	2,391,720
Hermes International	5,927	2,279,806
Kering	16,984	3,141,096
LVMH Moet Hennessy Louis Vuitton SE	62,352	11,608,039
		19,420,661
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Accor S.A.	47,592	2,363,394
Sodexo S.A.	20,337	1,807,790
		4,171,184
Diversified Financials 0.1%
Eurazeo S.A.	9,055	637,591
Wendel S.A.	6,304	755,699
		1,393,290
Energy 0.9%
Technip S.A.	21,650	1,128,176
Total S.A.	481,485	23,284,046
		24,412,222
Food & Staples Retailing 0.2%
Carrefour S.A.	121,075	3,945,346
Casino Guichard Perrachon S.A.	11,366	653,031
		4,598,377
Food, Beverage & Tobacco 0.5%
Danone S.A.	129,119	8,973,776
Pernod-Ricard S.A.	46,805	5,507,510
Remy Cointreau S.A.	5,148	357,610
		14,838,896
Health Care Equipment & Services 0.2%
Essilor International S.A.	46,099	6,051,113
Household & Personal Products 0.4%
L'Oreal S.A.	56,104	10,228,017
Insurance 0.5%
AXA S.A.	437,672	11,680,640
CNP Assurances	42,813	610,695
SCOR SE	34,843	1,295,555
		13,586,890
Materials 0.5%
Air Liquide S.A.	77,036	9,965,910
ArcelorMittal	211,971	1,183,702
Arkema S.A.	14,630	1,069,141
Imerys S.A.	8,347	571,189
		12,789,942
Media 0.5%
Eutelsat Communications S.A.	37,892	1,248,902
JC Decaux S.A.	15,814	642,333
Lagardere S.C.A.	27,000	785,576
Numericable-SFR SAS *	22,318	1,008,462
Publicis Groupe S.A.	41,855	2,711,168
SES S.A.	69,593	2,053,366
Vivendi S.A.	259,728	6,248,227
		14,698,034
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	262,431	26,472,942
Real Estate 0.4%
Fonciere Des Regions	6,593	620,569
Gecina S.A.	7,883	1,005,433
ICADE	7,471	552,089
Klepierre	40,677	1,926,453
Unibail-Rodamco SE	22,030	6,131,628
		10,236,172
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	1,032,004
See financial notes    63

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Software & Services 0.2%
Atos SE	18,943	1,507,986
Cap Gemini S.A.	35,281	3,137,046
Dassault Systemes S.A.	29,185	2,302,348
		6,947,380
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	627,090	2,545,569
Ingenico Group S.A.	11,985	1,412,451
		3,958,020
Telecommunication Services 0.3%
Iliad S.A.	5,532	1,161,806
Orange S.A.	443,430	7,818,422
		8,980,228
Transportation 0.1%
Aeroports de Paris	6,658	836,405
Bollore S.A.	195,141	964,664
Groupe Eurotunnel SE - Reg'd	101,963	1,427,298
		3,228,367
Utilities 0.4%
Electricite de France S.A.	54,100	1,005,584
Engie (a)	327,960	5,739,561
Suez Environnement Co.	66,049	1,254,127
Veolia Environnement S.A.	98,233	2,281,976
		10,281,248
		282,820,994
Germany 8.5%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	73,685	7,547,433
Continental AG	24,641	5,917,035
Daimler AG - Reg'd	214,576	18,606,685
Volkswagen AG	7,710	1,067,614
		33,138,767
Banks 0.1%
Commerzbank AG *	230,492	2,534,888
Capital Goods 0.8%
Brenntag AG	35,268	2,129,598
GEA Group AG	39,056	1,565,195
MAN SE	8,274	862,170
OSRAM Licht AG	19,208	1,128,743
Siemens AG - Reg'd	176,926	17,771,179
		23,456,885
Consumer Durables & Apparel 0.2%
adidas AG	45,951	4,118,058
Hugo Boss AG	15,109	1,553,601
		5,671,659
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	308,994	8,648,370
Deutsche Boerse AG	42,480	3,916,842
		12,565,212
Food & Staples Retailing 0.0%
METRO AG	39,043	1,201,185
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	49,277	4,435,300
Fresenius SE & Co. KGaA	85,680	6,295,972
		10,731,272
Household & Personal Products 0.1%
Beiersdorf AG	22,967	2,181,311
Henkel AG & Co. KGaA	23,238	2,144,933
		4,326,244
Insurance 0.9%
Allianz SE - Reg'd	101,698	17,804,037
Hannover Rueck SE	13,693	1,583,049
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	36,974	7,372,391
		26,759,477
Materials 1.2%
BASF SE	205,226	16,812,899
Evonik Industries AG	30,748	1,116,460
HeidelbergCement AG	31,071	2,313,843
K&S AG - Reg'd	42,301	1,067,817
LANXESS AG	20,526	1,101,482
Linde AG	41,020	7,115,142
Symrise AG	27,662	1,820,619
ThyssenKrupp AG	81,848	1,649,229
		32,997,491
Media 0.2%
Axel Springer SE	9,201	517,094
Kabel Deutschland Holding AG	4,715	599,784
ProSiebenSat.1 Media SE	49,521	2,675,897
RTL Group S.A.	8,951	774,303
		4,567,078
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Bayer AG - Reg'd	184,438	24,592,116
Merck KGaA	29,436	2,873,793
QIAGEN N.V. *	50,348	1,220,616
		28,686,525
Real Estate 0.2%
Deutsche Wohnen AG	73,219	2,063,982
Vonovia SE	105,466	3,515,596
		5,579,578
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	255,998	3,153,363
Software & Services 0.7%
SAP SE	219,158	17,277,334
United Internet AG - Reg'd	27,639	1,435,096
		18,712,430
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	708,212	13,265,934
Telefonica Deutschland Holding AG	138,346	890,623
		14,156,557
64    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	53,108	784,285
Deutsche Post AG - Reg'd	216,552	6,432,972
Fraport AG Frankfurt Airport Services Worldwide	9,632	610,695
		7,827,952
Utilities 0.2%
E.ON SE	447,779	4,723,689
RWE AG	106,308	1,477,390
		6,201,079
		242,267,642
Hong Kong 3.0%
Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	805,500	2,575,734
Hang Seng Bank Ltd.	170,736	3,132,293
The Bank of East Asia Ltd.	262,000	978,949
		6,686,976
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	608,025	8,325,986
NWS Holdings Ltd.	321,000	482,449
		8,808,435
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	1,117,093
Techtronic Industries Co., Ltd.	295,500	1,080,252
Yue Yuen Industrial Holdings Ltd.	160,500	585,513
		2,782,858
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	521,000	1,779,672
MGM China Holdings Ltd.	183,200	267,212
Sands China Ltd.	547,200	1,970,441
Shangri-La Asia Ltd.	258,000	236,113
SJM Holdings Ltd.	398,000	330,409
Wynn Macau Ltd. (a)	321,600	441,503
		5,025,350
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	337,521
Hong Kong Exchanges & Clearing Ltd.	247,018	6,464,174
		6,801,695
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	1,296,000	714,677
Insurance 0.6%
AIA Group Ltd.	2,700,400	15,833,335
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	600,025	4,198,458
Hang Lung Properties Ltd.	468,000	1,145,112
Henderson Land Development Co., Ltd.	262,438	1,676,126
Hysan Development Co., Ltd.	156,000	691,942
Kerry Properties Ltd.	166,500	492,864
Link REIT	522,000	3,118,783
Security	Number of Shares	Value ($)
New World Development Co., Ltd.	1,126,666	1,201,709
Sino Land Co., Ltd.	700,000	1,080,451
Sun Hung Kai Properties Ltd.	383,604	5,124,105
Swire Pacific Ltd., Class A	126,090	1,456,786
Swire Properties Ltd.	277,600	833,259
The Wharf Holdings Ltd.	298,100	1,773,825
Wheelock & Co., Ltd.	214,000	997,478
		23,790,898
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	403,317
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	536,000	642,459
PCCW Ltd.	976,000	525,518
		1,167,977
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	513,687
MTR Corp., Ltd.	311,000	1,408,908
		1,922,595
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	136,000	1,261,668
CLP Holdings Ltd.	432,080	3,756,295
Hong Kong & China Gas Co., Ltd.	1,600,516	3,245,102
Power Assets Holdings Ltd.	309,000	3,073,441
		11,336,506
		85,274,619
Ireland 0.4%
Banks 0.1%
Bank of Ireland *	6,120,647	2,275,795
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	34,919	2,832,092
Materials 0.2%
CRH plc	183,938	5,034,534
James Hardie Industries plc CDI	96,740	1,252,309
		6,286,843
Transportation 0.0%
Ryanair Holdings plc	43,580	646,957
		12,041,687
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	234,191	1,219,050
Bank Leumi Le-Israel B.M. *	308,155	1,169,257
Mizrahi Tefahot Bank Ltd.	30,973	376,429
		2,764,736
Energy 0.0%
Delek Group Ltd.	790	190,148
Materials 0.0%
Israel Chemicals Ltd.	111,577	618,667
The Israel Corp., Ltd.	609	157,103
		775,770
See financial notes    65

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	189,693	11,262,646
Real Estate 0.0%
Azrieli Group	8,005	313,722
Software & Services 0.0%
NICE-Systems Ltd.	13,354	825,366
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	407,063	872,330
		17,004,718
Italy 2.4%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	203,098	2,992,270
Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	562,621	1,032,819
Banco Popolare SC *	75,605	1,129,780
Intesa Sanpaolo S.p.A.	2,823,494	9,823,091
UniCredit S.p.A.	1,073,752	6,933,287
Unione di Banche Italiane S.p.A.	204,609	1,530,832
		20,449,809
Capital Goods 0.1%
CNH Industrial N.V.	202,319	1,369,553
Finmeccanica S.p.A. *	92,749	1,212,481
Prysmian S.p.A.	46,111	995,780
		3,577,814
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	37,573	2,633,879
Diversified Financials 0.1%
EXOR S.p.A.	21,408	1,061,710
Mediobanca S.p.A.	123,900	1,246,034
		2,307,744
Energy 0.4%
Eni S.p.A.	568,859	9,289,608
Saipem S.p.A. *(a)	62,014	582,607
Tenaris S.A.	105,620	1,330,211
		11,202,426
Insurance 0.2%
Assicurazioni Generali S.p.A.	259,516	4,916,935
UnipolSai S.p.A.	249,290	601,022
		5,517,957
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,486,969	3,469,524
Transportation 0.1%
Atlantia S.p.A.	91,706	2,539,646
Utilities 0.5%
Enel Green Power S.p.A.	383,029	809,786
Enel S.p.A.	1,558,541	7,186,957
Security	Number of Shares	Value ($)
Snam S.p.A.	480,891	2,488,609
Terna - Rete Elettrica Nationale S.p.A.	333,535	1,696,461
		12,181,813
		66,872,882
Japan 22.6%
Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	42,100	1,670,907
Bridgestone Corp.	147,257	5,400,046
Daihatsu Motor Co., Ltd.	39,700	486,313
Denso Corp.	107,200	4,997,949
Fuji Heavy Industries Ltd.	131,600	5,089,447
Honda Motor Co., Ltd.	362,839	12,002,872
Isuzu Motors Ltd.	131,900	1,540,528
Koito Manufacturing Co., Ltd.	22,500	852,318
Mazda Motor Corp.	122,000	2,394,770
Mitsubishi Motors Corp.	146,600	1,298,482
NGK Spark Plug Co., Ltd.	40,200	981,082
NHK Spring Co., Ltd.	37,000	376,583
Nissan Motor Co., Ltd.	561,396	5,819,554
NOK Corp.	20,800	488,793
Stanley Electric Co., Ltd.	33,100	632,229
Sumitomo Electric Industries Ltd.	164,400	2,243,723
Sumitomo Rubber Industries Ltd.	40,700	605,350
Suzuki Motor Corp.	81,700	2,675,141
The Yokohama Rubber Co., Ltd.	24,500	470,979
Toyoda Gosei Co., Ltd.	11,300	259,019
Toyota Industries Corp.	37,000	1,944,342
Toyota Motor Corp.	608,803	37,297,969
Yamaha Motor Co., Ltd.	57,100	1,280,322
		90,808,718
Banks 2.1%
Aozora Bank Ltd.	253,000	924,729
Fukuoka Financial Group, Inc.	180,000	947,187
Hokuhoku Financial Group, Inc.	282,000	626,103
Kyushu Financial Group, Inc. *	75,000	576,780
Mitsubishi UFJ Financial Group, Inc.	2,836,309	18,343,913
Mizuho Financial Group, Inc.	5,218,434	10,749,162
Resona Holdings, Inc.	486,000	2,571,583
Seven Bank Ltd.	149,400	680,749
Shinsei Bank Ltd.	411,000	861,774
Sumitomo Mitsui Financial Group, Inc.	283,546	11,311,683
Sumitomo Mitsui Trust Holdings, Inc.	751,000	2,882,749
Suruga Bank Ltd.	37,000	728,419
The Bank of Kyoto Ltd.	77,000	777,662
The Bank of Yokohama Ltd.	253,000	1,579,001
The Chiba Bank Ltd.	148,000	1,079,664
The Chugoku Bank Ltd.	32,500	460,730
The Gunma Bank Ltd.	94,000	591,702
The Hachijuni Bank Ltd.	95,000	647,781
The Hiroshima Bank Ltd.	116,000	644,213
The Iyo Bank Ltd.	57,500	618,251
66    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Joyo Bank Ltd.	125,000	649,265
The Shizuoka Bank Ltd.	117,000	1,173,716
Yamaguchi Financial Group, Inc.	50,000	614,979
		60,041,795
Capital Goods 2.8%
Amada Holdings Co., Ltd.	71,000	633,205
Asahi Glass Co., Ltd.	223,000	1,276,784
Daikin Industries Ltd.	52,900	3,398,876
FANUC Corp.	45,400	8,010,441
Fuji Electric Co., Ltd.	140,000	624,618
Hino Motors Ltd.	61,600	704,895
Hitachi Construction Machinery Co., Ltd.	23,300	360,843
IHI Corp.	305,000	860,532
ITOCHU Corp.	348,500	4,360,773
JGC Corp.	48,000	761,853
JTEKT Corp.	44,300	763,592
Kajima Corp.	194,000	1,110,161
Kawasaki Heavy Industries Ltd.	315,000	1,264,343
Keihan Electric Railway Co., Ltd.	115,000	815,505
Komatsu Ltd.	205,709	3,381,339
Kubota Corp.	248,000	3,844,360
Kurita Water Industries Ltd.	25,000	564,520
LIXIL Group Corp.	58,600	1,254,628
Mabuchi Motor Co., Ltd.	11,300	559,117
Makita Corp.	26,700	1,462,969
Marubeni Corp.	368,100	2,126,892
Minebea Co., Ltd.	70,000	770,966
Mitsubishi Corp.	304,500	5,535,987
Mitsubishi Electric Corp.	437,000	4,551,240
Mitsubishi Heavy Industries Ltd.	686,000	3,458,447
Mitsui & Co., Ltd.	383,800	4,867,701
Nabtesco Corp.	28,000	560,698
NGK Insulators Ltd.	57,000	1,234,041
Nidec Corp.	48,800	3,677,375
NSK Ltd.	104,000	1,230,005
Obayashi Corp.	142,000	1,245,348
Seibu Holdings, Inc.	27,000	546,447
Shimizu Corp.	140,000	1,225,784
SMC Corp.	11,900	3,061,180
Sumitomo Corp.	246,700	2,698,227
Sumitomo Heavy Industries Ltd.	123,000	554,239
Taisei Corp.	233,000	1,514,153
THK Co., Ltd.	25,700	484,127
Toshiba Corp. *	922,178	2,601,517
TOTO Ltd.	32,500	1,101,924
Toyota Tsusho Corp.	49,200	1,126,781
		80,186,433
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	115,000	1,189,339
Park24 Co., Ltd.	18,000	377,254
Recruit Holdings Co., Ltd.	33,000	1,060,672
Secom Co., Ltd.	46,000	3,068,432
Toppan Printing Co., Ltd.	112,000	1,004,356
		6,700,053
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	1,016,441
Bandai Namco Holdings, Inc.	41,500	1,020,080
Casio Computer Co., Ltd.	48,900	921,245
Iida Group Holdings Co., Ltd.	30,100	564,160
Nikon Corp.	81,700	1,056,909
Panasonic Corp.	495,812	5,817,233
Rinnai Corp.	8,500	673,846
Sankyo Co., Ltd.	10,600	408,521
Sega Sammy Holdings, Inc.	36,600	385,428
Sekisui Chemical Co., Ltd.	97,000	1,144,503
Sekisui House Ltd.	138,200	2,300,535
Sharp Corp. *(a)	310,785	340,645
Shimano, Inc.	18,000	2,836,232
Sony Corp.	278,400	7,913,632
Yamaha Corp.	34,900	866,175
		27,265,585
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	380,692
McDonald's Holdings Co., Ltd. (a)	15,000	354,769
Oriental Land Co., Ltd.	45,000	2,733,604
		3,469,065
Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	486,161
AEON Financial Service Co., Ltd.	24,800	619,642
Credit Saison Co., Ltd.	34,000	698,005
Daiwa Securities Group, Inc.	381,000	2,605,114
Japan Exchange Group, Inc.	121,200	1,950,223
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	511,229
Nomura Holdings, Inc.	810,200	5,096,436
ORIX Corp.	298,600	4,360,685
SBI Holdings, Inc.	48,290	546,561
		16,874,056
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	329,629
Inpex Corp.	206,800	1,971,217
JX Holdings, Inc.	492,800	1,935,057
Showa Shell Sekiyu K.K.	49,300	435,144
TonenGeneral Sekiyu K.K.	61,000	633,770
		5,304,817
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	141,700	2,099,462
FamilyMart Co., Ltd.	14,000	572,275
Lawson, Inc.	14,900	1,103,684
Seven & i Holdings Co., Ltd.	168,603	7,658,759
		11,434,180
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	125,000	2,784,248
Asahi Group Holdings Ltd.	84,700	2,612,672
Calbee, Inc.	16,700	605,071
Japan Tobacco, Inc.	246,400	8,528,345
Kikkoman Corp.	35,000	1,096,247
Kirin Holdings Co., Ltd.	179,500	2,542,315
MEIJI Holdings Co., Ltd.	27,200	2,143,353
NH Foods Ltd.	39,000	813,482
Nisshin Seifun Group, Inc.	49,400	755,051
See financial notes    67

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Nissin Foods Holdings Co., Ltd.	15,200	702,667
Suntory Beverage & Food Ltd.	30,400	1,229,305
Toyo Suisan Kaisha Ltd.	18,800	692,738
Yakult Honsha Co., Ltd.	19,700	1,042,949
Yamazaki Baking Co., Ltd.	26,000	500,723
		26,049,166
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	824,542
Hoya Corp.	94,707	3,908,251
M3, Inc.	43,700	846,999
Medipal Holdings Corp.	34,800	607,332
Miraca Holdings, Inc.	11,800	525,162
Olympus Corp.	59,900	2,020,506
Suzuken Co., Ltd.	15,900	608,555
Sysmex Corp.	32,500	1,857,661
Terumo Corp.	66,500	1,973,057
		13,172,065
Household & Personal Products 0.4%
Kao Corp.	111,619	5,730,443
Kose Corp.	6,500	634,787
Shiseido Co., Ltd.	78,500	1,864,694
Unicharm Corp.	87,200	1,862,267
		10,092,191
Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	113,962	3,359,668
Sompo Japan Nipponkoa Holdings, Inc.	75,700	2,376,848
Sony Financial Holdings, Inc.	40,600	727,656
T&D Holdings, Inc.	128,200	1,684,640
The Dai-ichi Life Insurance Co., Ltd.	238,700	4,129,340
Tokio Marine Holdings, Inc.	151,999	5,856,776
		18,134,928
Materials 1.2%
Air Water, Inc.	34,000	556,333
Asahi Kasei Corp.	291,000	1,785,759
Daicel Corp.	62,500	825,899
Hitachi Chemical Co., Ltd.	22,600	357,252
Hitachi Metals Ltd.	46,000	520,989
JFE Holdings, Inc.	113,800	1,788,995
JSR Corp.	40,400	638,049
Kaneka Corp.	58,000	514,300
Kansai Paint Co., Ltd.	56,000	853,652
Kobe Steel Ltd.	687,000	867,524
Kuraray Co., Ltd.	76,700	946,008
Maruichi Steel Tube Ltd.	8,800	225,353
Mitsubishi Chemical Holdings Corp.	301,100	1,876,321
Mitsubishi Gas Chemical Co., Inc.	85,000	473,908
Mitsubishi Materials Corp.	272,000	948,826
Mitsui Chemicals, Inc.	180,000	680,607
Nippon Paint Holdings Co., Ltd.	30,200	637,885
Nippon Steel & Sumitomo Metal Corp.	172,641	3,499,872
Nitto Denko Corp.	37,800	2,423,902
Oji Holdings Corp.	173,000	895,967
Security	Number of Shares	Value ($)
Shin-Etsu Chemical Co., Ltd.	91,460	5,439,049
Sumitomo Chemical Co., Ltd.	322,000	1,844,481
Sumitomo Metal Mining Co., Ltd.	106,000	1,315,079
Taiheiyo Cement Corp.	281,000	926,379
Taiyo Nippon Sanso Corp.	29,000	298,920
Teijin Ltd.	201,000	709,540
Toray Industries, Inc.	336,000	2,931,332
Toyo Seikan Group Holdings Ltd.	33,400	645,397
		35,427,578
Media 0.1%
Dentsu, Inc.	47,400	2,664,740
Hakuhodo DY Holdings, Inc.	53,300	560,014
Toho Co., Ltd.	23,800	619,352
		3,844,106
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	467,650	6,787,690
Chugai Pharmaceutical Co., Ltd.	49,200	1,583,743
Daiichi Sankyo Co., Ltd.	140,700	2,763,212
Eisai Co., Ltd.	55,900	3,496,522
Hisamitsu Pharmaceutical Co., Inc.	14,600	565,895
Kyowa Hakko Kirin Co., Ltd.	53,000	873,600
Mitsubishi Tanabe Pharma Corp.	51,200	865,753
Ono Pharmaceutical Co., Ltd.	18,300	2,507,003
Otsuka Holdings Co., Ltd.	86,900	2,892,067
Santen Pharmaceutical Co., Ltd.	82,400	1,118,372
Shionogi & Co., Ltd.	65,400	2,682,479
Sumitomo Dainippon Pharma Co., Ltd.	41,500	459,324
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	405,566
Takeda Pharmaceutical Co., Ltd.	174,800	8,535,877
		35,537,103
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	458,339
Daito Trust Construction Co., Ltd.	16,000	1,731,941
Daiwa House Industry Co., Ltd.	136,500	3,583,165
Hulic Co., Ltd.	66,400	620,171
Japan Prime Realty Investment Corp.	196	638,015
Japan Real Estate Investment Corp.	279	1,289,672
Japan Retail Fund Investment Corp.	554	1,072,971
Mitsubishi Estate Co., Ltd.	277,502	5,951,438
Mitsui Fudosan Co., Ltd.	208,777	5,681,584
Nippon Building Fund, Inc.	316	1,500,771
Nippon Prologis REIT, Inc.	330	580,331
Nomura Real Estate Holdings, Inc.	31,300	668,848
Nomura Real Estate Master Fund, Inc. *	760	962,990
68    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
NTT Urban Development Corp.	22,700	224,936
Sumitomo Realty & Development Co., Ltd.	81,000	2,667,197
Tokyo Tatemono Co., Ltd.	48,500	602,629
Tokyu Fudosan Holdings Corp.	110,200	774,612
United Urban Investment Corp.	576	799,143
		29,808,753
Retailing 0.6%
ABC-Mart, Inc.	5,980	333,547
Don Quijote Holdings Co., Ltd.	28,100	1,032,230
Fast Retailing Co., Ltd.	11,900	4,346,859
Hikari Tsushin, Inc.	5,100	388,104
Isetan Mitsukoshi Holdings Ltd.	78,000	1,251,261
J. Front Retailing Co., Ltd.	50,900	835,894
Marui Group Co., Ltd.	52,300	675,547
Nitori Holdings Co., Ltd.	16,200	1,263,258
Rakuten, Inc.	209,920	2,908,062
Ryohin Keikaku Co., Ltd.	5,100	1,024,064
Sanrio Co., Ltd. (a)	10,800	286,915
Shimamura Co., Ltd.	5,400	606,480
Takashimaya Co., Ltd.	60,000	536,352
USS Co., Ltd.	51,600	910,940
Yamada Denki Co., Ltd.	140,700	632,959
		17,032,472
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	21,500	1,062,778
Tokyo Electron Ltd.	39,400	2,363,168
		3,425,946
Software & Services 0.5%
COLOPL, Inc. (a)	9,400	153,560
Fujitsu Ltd.	404,000	1,909,553
GungHo Online Entertainment, Inc. (a)	80,100	260,871
Itochu Techno-Solutions Corp.	9,012	197,570
Kakaku.com, Inc.	31,300	583,909
Konami Holdings Corp.	19,400	440,802
Mixi, Inc.	10,100	385,686
Nexon Co., Ltd.	28,900	400,872
Nintendo Co., Ltd.	23,439	3,747,113
Nomura Research Institute Ltd.	29,400	1,201,591
NTT Data Corp.	28,300	1,408,347
Oracle Corp., Japan	9,600	436,616
Otsuka Corp.	10,700	517,236
Trend Micro, Inc.	24,700	962,595
Yahoo Japan Corp.	317,400	1,346,132
		13,952,453
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	37,100	1,151,554
Brother Industries Ltd.	54,100	691,476
Canon, Inc.	238,695	7,127,924
Citizen Holdings Co., Ltd.	68,300	517,679
FUJIFILM Holdings Corp.	102,011	4,069,089
Hamamatsu Photonics K.K.	32,100	817,132
Hirose Electric Co., Ltd.	7,085	857,539
Security	Number of Shares	Value ($)
Hitachi High-Technologies Corp.	15,900	427,600
Hitachi Ltd.	1,067,079	6,155,754
Ibiden Co., Ltd.	22,300	307,274
Keyence Corp.	10,100	5,258,144
Konica Minolta, Inc.	106,500	1,094,225
Kyocera Corp.	70,600	3,193,566
Murata Manufacturing Co., Ltd.	45,274	6,444,818
NEC Corp.	564,000	1,739,930
Nippon Electric Glass Co., Ltd.	88,000	430,616
Omron Corp.	42,500	1,407,296
Ricoh Co., Ltd.	157,600	1,698,596
Seiko Epson Corp.	60,700	927,202
Shimadzu Corp.	58,000	899,724
TDK Corp.	27,400	1,745,282
Yaskawa Electric Corp.	53,900	639,356
Yokogawa Electric Corp.	51,000	569,685
		48,171,461
Telecommunication Services 1.2%
KDDI Corp.	392,000	9,485,738
Nippon Telegraph & Telephone Corp.	165,756	6,076,842
NTT DOCOMO, Inc.	323,000	6,290,582
SoftBank Group Corp.	214,200	12,001,178
		33,854,340
Transportation 1.2%
ANA Holdings, Inc.	246,000	734,604
Central Japan Railway Co.	32,100	5,855,466
East Japan Railway Co.	74,360	7,069,818
Hankyu Hanshin Holdings, Inc.	251,000	1,635,045
Japan Airlines Co., Ltd.	27,200	1,024,709
Japan Airport Terminal Co., Ltd.	9,200	497,572
Kamigumi Co., Ltd.	51,000	438,174
Keikyu Corp.	111,000	913,070
Keio Corp.	132,000	1,074,319
Keisei Electric Railway Co., Ltd.	62,000	764,016
Kintetsu Group Holdings Co., Ltd.	407,000	1,573,496
Mitsubishi Logistics Corp.	25,000	358,798
Mitsui O.S.K. Lines Ltd.	273,000	729,023
Nagoya Railroad Co., Ltd.	194,000	801,762
Nippon Express Co., Ltd.	184,000	947,911
Nippon Yusen K.K.	383,000	1,002,087
Odakyu Electric Railway Co., Ltd.	140,000	1,368,461
Tobu Railway Co., Ltd.	222,000	1,073,749
Tokyu Corp.	247,000	2,002,860
West Japan Railway Co.	36,200	2,543,294
Yamato Holdings Co., Ltd.	76,700	1,509,785
		33,918,019
Utilities 0.6%
Chubu Electric Power Co., Inc.	140,100	2,155,157
Electric Power Development Co., Ltd.	33,800	1,114,248
Hokuriku Electric Power Co.	40,300	601,109
Kyushu Electric Power Co., Inc. *	91,000	1,098,254
See financial notes    69

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Osaka Gas Co., Ltd.	432,000	1,701,418
Shikoku Electric Power Co., Inc.	42,400	719,829
The Chugoku Electric Power Co., Inc.	70,100	1,059,316
The Kansai Electric Power Co., Inc. *	151,700	1,943,690
Toho Gas Co., Ltd.	89,000	545,068
Tohoku Electric Power Co., Inc.	101,200	1,420,892
Tokyo Electric Power Co., Inc. *	320,990	2,189,609
Tokyo Gas Co., Ltd.	509,201	2,519,964
		17,068,554
		641,573,837
Netherlands 2.8%
Banks 0.4%
ING Groep N.V. CVA	863,791	12,571,503
Capital Goods 0.2%
Boskalis Westminster N.V.	18,315	888,912
Koninklijke Philips N.V.	206,708	5,572,587
		6,461,499
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	29,661	1,768,872
Energy 0.0%
Koninklijke Vopak N.V.	16,676	669,883
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	200,625	4,081,265
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	22,615	1,806,778
Heineken N.V.	50,465	4,596,496
		6,403,274
Household & Personal Products 0.6%
Unilever N.V. CVA	363,881	16,453,833
Insurance 0.2%
Aegon N.V.	411,208	2,523,364
Delta Lloyd N.V.	45,606	359,377
NN Group N.V.	53,211	1,667,250
		4,549,991
Materials 0.2%
Akzo Nobel N.V.	53,914	3,813,357
Koninklijke DSM N.V.	39,390	2,099,784
OCI N.V. *	16,510	465,767
		6,378,908
Media 0.3%
Altice N.V., Class A *	82,251	1,424,546
Altice N.V., Class B *	24,908	442,350
RELX N.V.	230,378	3,929,506
Wolters Kluwer N.V.	65,547	2,215,311
		8,011,713
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	77,770	7,214,044
Software & Services 0.0%
Gemalto N.V.	17,841	1,117,014
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	707,646	2,592,957
Security	Number of Shares	Value ($)
Transportation 0.0%
TNT Express N.V.	109,123	916,963
		79,191,719
New Zealand 0.1%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	388,075
Materials 0.0%
Fletcher Building Ltd.	141,562	712,998
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	952,905
Transportation 0.0%
Auckland International Airport Ltd.	203,237	722,227
Utilities 0.1%
Contact Energy Ltd.	165,447	580,711
Meridian Energy Ltd.	316,280	475,246
Mighty River Power Ltd.	127,463	241,414
		1,297,371
		4,073,576
Norway 0.6%
Banks 0.1%
DNB A.S.A.	217,398	2,767,900
Energy 0.2%
Seadrill Ltd. *(a)	78,629	505,631
Statoil A.S.A.	245,585	3,969,700
Subsea 7 S.A. *	64,866	508,763
		4,984,094
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	181,529	1,544,824
Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	640,076
Materials 0.1%
Norsk Hydro A.S.A.	292,622	1,048,108
Yara International A.S.A.	41,350	1,878,364
		2,926,472
Telecommunication Services 0.1%
Telenor A.S.A.	171,711	3,234,718
		16,098,084
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	8,699,500	498,678
Banco Espirito Santo S.A. - Reg'd *(b)(d)	470,491	—
		498,678
Energy 0.0%
Galp Energia, SGPS, S.A.	78,082	842,892
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	840,196
70    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Utilities 0.1%
EDP - Energias de Portugal S.A.	522,434	1,930,643
		4,112,409
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	395,146	4,858,339
Oversea-Chinese Banking Corp., Ltd.	660,071	4,242,839
United Overseas Bank Ltd.	285,533	4,146,161
		13,247,339
Capital Goods 0.2%
Keppel Corp., Ltd.	313,000	1,575,548
Noble Group Ltd. (a)	1,093,900	392,753
Sembcorp Industries Ltd.	200,000	509,631
Sembcorp Marine Ltd. (a)	152,000	252,930
Singapore Technologies Engineering Ltd.	375,200	884,338
Yangzijiang Shipbuilding Holdings Ltd.	431,000	383,653
		3,998,853
Consumer Services 0.0%
Genting Singapore plc	1,293,300	749,171
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	983,352
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	458,606
Wilmar International Ltd.	456,200	1,016,581
		1,475,187
Media 0.0%
Singapore Press Holdings Ltd.	350,600	997,105
Real Estate 0.2%
Ascendas Real Estate Investment Trust	456,400	777,034
CapitaLand Commercial Trust Ltd.	452,900	454,495
CapitaLand Ltd.	585,800	1,292,223
CapitaLand Mall Trust	542,800	765,301
City Developments Ltd.	87,300	494,058
Global Logistic Properties Ltd.	709,500	1,134,776
Suntec Real Estate Investment Trust	570,100	669,634
UOL Group Ltd.	95,000	443,342
		6,030,863
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	648,278
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,791,437	5,089,924
StarHub Ltd.	129,000	330,926
		5,420,850
Security	Number of Shares	Value ($)
Transportation 0.1%
ComfortDelGro Corp., Ltd.	471,800	1,020,791
Hutchison Port Holdings Trust, Class U	1,227,600	679,914
Singapore Airlines Ltd.	128,400	987,812
		2,688,517
		36,239,515
Spain 3.4%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	1,420,594	12,222,237
Banco de Sabadell S.A.	1,115,231	2,151,617
Banco Popular Espanol S.A.	380,024	1,444,886
Banco Santander S.A.	3,197,315	17,860,836
Bankia S.A.	1,025,002	1,317,235
Bankinter S.A.	147,447	1,066,360
CaixaBank S.A.	597,217	2,287,434
		38,350,605
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	43,240	1,467,064
Ferrovial S.A.	98,466	2,484,043
Zardoya Otis S.A.	43,251	531,813
		4,482,920
Energy 0.1%
Repsol S.A.	237,439	2,988,972
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	135,669	861,985
Insurance 0.0%
Mapfre S.A.	244,029	723,976
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	34,764	1,610,094
Retailing 0.3%
Industria de Diseno Textil S.A.	243,317	9,110,848
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	99,967	4,252,252
Telecommunication Services 0.5%
Telefonica S.A.	992,492	13,094,284
Transportation 0.2%
Abertis Infraestructuras S.A.	107,353	1,782,711
Aena S.A. *	14,531	1,621,744
International Consolidated Airlines Group S.A. *	176,416	1,577,335
		4,981,790
Utilities 0.5%
Enagas S.A.	48,488	1,466,193
Endesa S.A.	69,660	1,548,903
Gas Natural SDG S.A.	75,382	1,630,650
Iberdrola S.A.	1,212,801	8,648,652
Red Electrica Corp. S.A.	24,590	2,164,778
		15,459,176
		95,916,902
See financial notes    71

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Sweden 2.8%
Banks 0.7%
Nordea Bank AB	682,989	7,535,850
Skandinaviska Enskilda Banken AB, A Shares	344,230	3,614,715
Svenska Handelsbanken AB, A Shares	330,341	4,486,516
Swedbank AB, A Shares	201,167	4,609,414
		20,246,495
Capital Goods 0.7%
Alfa Laval AB	63,558	1,115,050
Assa Abloy AB, Class B	223,813	4,452,329
Atlas Copco AB, A Shares	151,357	3,944,467
Atlas Copco AB, B Shares	87,494	2,115,152
Sandvik AB	243,305	2,269,236
Skanska AB, B Shares	80,665	1,574,015
SKF AB, B Shares	85,821	1,508,055
Volvo AB, B Shares	335,693	3,472,116
		20,450,420
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	64,419	841,035
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	51,441	1,513,413
Husqvarna AB, B Shares (a)	94,980	625,279
		2,138,692
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	748,745
Investment AB Kinnevik, B Shares	50,660	1,614,422
Investor AB, B Shares	103,027	3,812,834
		6,176,001
Energy 0.0%
Lundin Petroleum AB *	49,912	722,475
Food & Staples Retailing 0.0%
ICA Gruppen AB (a)	19,005	677,986
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,436,958
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	41,359	1,033,629
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	130,925	3,856,260
Materials 0.1%
Boliden AB	59,204	1,133,541
Retailing 0.3%
Hennes & Mauritz AB, B Shares	212,752	8,270,279
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	58,904	2,043,109
Telefonaktiebolaget LM Ericsson, B Shares	670,287	6,523,570
		8,566,679
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	831,794
Tele2 AB, B Shares	74,695	745,949
TeliaSonera AB	579,294	2,959,914
		4,537,657
		80,088,107
Switzerland 9.2%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	492,158	9,284,903
Geberit AG - Reg'd	8,562	2,763,123
Schindler Holding AG	9,794	1,589,009
Schindler Holding AG - Reg'd	4,537	738,453
Sulzer AG - Reg'd	5,762	582,225
		14,957,713
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd *	38,296	2,846,744
SGS S.A. - Reg'd	1,217	2,317,293
		5,164,037
Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg'd	116,595	9,997,737
The Swatch Group AG - Bearer Shares	6,891	2,691,207
The Swatch Group AG - Reg'd	11,639	840,821
		13,529,765
Diversified Financials 1.0%
Credit Suisse Group AG - Reg'd *	348,239	8,685,505
Julius Baer Group Ltd. *	49,527	2,455,673
Pargesa Holding S.A.	5,743	364,205
Partners Group Holding AG	3,761	1,360,900
UBS Group AG - Reg’d	815,237	16,282,261
		29,148,544
Energy 0.0%
Transocean Ltd. (a)	84,166	1,288,363
Food, Beverage & Tobacco 2.1%
Aryzta AG *	19,166	863,045
Barry Callebaut AG - Reg'd *	534	639,914
Chocoladefabriken Lindt & Sprungli AG	209	1,275,564
Chocoladefabriken Lindt & Sprungli AG - Reg'd	23	1,706,461
Nestle S.A. - Reg'd	719,332	54,938,215
		59,423,199
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	11,733	1,600,901
Insurance 0.7%
Baloise Holding AG - Reg'd	11,516	1,380,732
Swiss Life Holding AG - Reg'd *	7,056	1,681,373
Swiss Re AG	78,074	7,247,669
Zurich Insurance Group AG *	33,608	8,869,148
		19,178,922
72    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.6%
EMS-Chemie Holding AG - Reg'd	1,753	741,826
Givaudan S.A. - Reg'd *	2,092	3,740,915
LafargeHolcim Ltd. *	96,595	5,439,723
Sika AG	468	1,534,831
Syngenta AG - Reg'd	20,758	6,974,071
		18,431,366
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg'd *	22,570	3,133,034
Lonza Group AG - Reg'd *	12,026	1,765,173
Novartis AG - Reg'd	507,583	45,981,260
Roche Holding AG	156,706	42,545,501
		93,424,968
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	14,809	1,131,452
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,081,802
Telecommunication Services 0.1%
Swisscom AG - Reg'd	5,609	2,889,840
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	12,033	1,667,262
		262,918,134
United Kingdom 19.8%
Automobiles & Components 0.1%
GKN plc	358,453	1,583,871
Banks 2.5%
Barclays plc	3,738,239	13,318,521
HSBC Holdings plc	4,354,714	34,023,230
Lloyds Banking Group plc	12,728,817	14,447,337
Royal Bank of Scotland Group plc *	734,188	3,587,712
Standard Chartered plc	569,527	6,322,111
		71,698,911
Capital Goods 0.8%
Ashtead Group plc	114,085	1,754,141
BAE Systems plc	697,194	4,716,161
Bunzl plc	74,222	2,122,493
Cobham plc	266,366	1,137,272
IMI plc	60,653	889,425
Meggitt plc	179,669	978,781
Melrose Industries plc	217,979	891,779
Rolls-Royce Holdings plc *	412,592	4,362,958
Smiths Group plc	91,636	1,355,661
The Weir Group plc	45,373	745,381
Travis Perkins plc	54,666	1,611,236
Wolseley plc	58,505	3,434,903
		24,000,191
Commercial & Professional Supplies 0.4%
Aggreko plc	53,732	757,396
Babcock International Group plc	58,617	868,943
Capita plc	150,226	2,946,816
Experian plc	217,237	3,701,732
Security	Number of Shares	Value ($)
G4S plc	338,396	1,264,034
Intertek Group plc	37,167	1,501,064
		11,039,985
Consumer Durables & Apparel 0.3%
Barratt Developments plc	214,307	2,018,872
Burberry Group plc	101,607	2,075,436
Persimmon plc	66,446	2,037,732
Taylor Wimpey plc	700,970	2,135,404
		8,267,444
Consumer Services 0.6%
Carnival plc	39,824	2,216,431
Compass Group plc	366,560	6,301,495
InterContinental Hotels Group plc	54,244	2,167,559
Merlin Entertainments plc	147,259	939,647
TUI AG	108,580	2,019,121
Whitbread plc	40,564	3,097,631
William Hill plc	196,791	960,196
		17,702,080
Diversified Financials 0.4%
3i Group plc	221,065	1,702,882
Aberdeen Asset Management plc	203,474	1,084,923
Hargreaves Lansdown plc	57,521	1,278,334
ICAP plc	115,235	780,057
Investec plc	130,696	1,088,724
London Stock Exchange Group plc	70,579	2,763,341
Schroders plc	27,532	1,263,259
		9,961,520
Energy 2.6%
Amec Foster Wheeler plc	90,553	990,850
BG Group plc	763,918	12,068,771
BP plc	4,078,629	24,239,233
Petrofac Ltd.	60,315	782,601
Royal Dutch Shell plc, A Shares	862,532	22,518,423
Royal Dutch Shell plc, B Shares	538,661	14,104,777
Tullow Oil plc *	209,287	653,703
		75,358,358
Food & Staples Retailing 0.3%
J. Sainsbury plc	297,156	1,217,578
Tesco plc *	1,807,468	5,097,597
WM Morrison Supermarkets plc	511,940	1,327,456
		7,642,631
Food, Beverage & Tobacco 2.5%
Associated British Foods plc	78,433	4,167,605
British American Tobacco plc	416,025	24,715,858
Coca-Cola HBC AG CDI *	46,971	1,119,143
Diageo plc	562,011	16,202,737
Imperial Tobacco Group plc	213,490	11,496,009
SABMiller plc	216,502	13,298,284
Tate & Lyle plc	103,776	952,569
		71,952,205
Health Care Equipment & Services 0.1%
Smith & Nephew plc	198,297	3,386,032
See financial notes    73

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	143,178	13,972,806
Unilever plc	286,445	12,754,964
		26,727,770
Insurance 1.3%
Admiral Group plc	46,673	1,158,245
Aviva plc	910,970	6,808,197
Direct Line Insurance Group plc	305,349	1,852,203
Legal & General Group plc	1,309,432	5,273,082
Old Mutual plc	1,089,149	3,559,785
Prudential plc	573,911	13,404,539
RSA Insurance Group plc	226,227	1,464,122
St. James's Place plc	115,322	1,709,127
Standard Life plc	443,346	2,866,369
		38,095,669
Materials 1.2%
Anglo American plc	316,049	2,651,559
Antofagasta plc	88,778	717,692
BHP Billiton plc	472,822	7,557,597
Croda International plc	30,961	1,381,078
Fresnillo plc	54,397	610,137
Glencore plc *	2,734,013	4,720,139
Johnson Matthey plc	47,110	1,873,762
Mondi plc	79,674	1,842,393
Randgold Resources Ltd.	21,531	1,444,016
Rexam plc	159,024	1,322,251
Rio Tinto plc	282,987	10,313,525
		34,434,149
Media 0.7%
ITV plc	847,161	3,288,923
Pearson plc	180,891	2,401,471
RELX plc	248,022	4,434,907
Sky plc	228,161	3,850,381
WPP plc	287,967	6,455,304
		20,430,986
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	281,870	17,964,278
GlaxoSmithKline plc	1,085,292	23,405,087
Shire plc	132,350	10,022,977
		51,392,342
Real Estate 0.4%
Hammerson plc	169,520	1,660,907
Intu Properties plc	214,014	1,139,269
Land Securities Group plc	177,361	3,653,938
Segro plc	170,411	1,180,459
The British Land Co., plc	220,247	2,950,140
		10,584,713
Retailing 0.4%
Dixons Carphone plc	218,188	1,548,934
Kingfisher plc	519,154	2,822,000
Marks & Spencer Group plc	373,012	2,945,401
Next plc	32,162	3,960,908
Sports Direct International plc *	53,606	575,141
		11,852,384
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	313,904	4,943,558
Security	Number of Shares	Value ($)
Software & Services 0.1%
The Sage Group plc	240,619	2,017,484
Telecommunication Services 1.2%
BT Group plc	1,866,458	13,329,330
Inmarsat plc	104,142	1,578,470
Vodafone Group plc	5,916,316	19,470,195
		34,377,995
Transportation 0.1%
easyJet plc	37,117	999,863
Royal Mail plc	172,766	1,183,633
		2,183,496
Utilities 0.9%
Centrica plc	1,117,196	3,887,367
National Grid plc	835,111	11,896,053
Severn Trent plc	52,885	1,823,887
SSE plc	218,340	5,079,590
United Utilities Group plc	147,060	2,237,835
		24,924,732
		564,558,506
Total Common Stock
(Cost $2,378,291,644)		2,781,955,810

Preferred Stock 0.5% of net assets
Germany 0.4%
Automobiles & Components 0.2%
Bayerische Motoren Werke AG	12,237	989,570
Porsche Automobil Holding SE	35,569	1,662,635
Volkswagen AG	36,532	4,385,120
		7,037,325
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	39,609	4,295,732
Materials 0.0%
Fuchs Petrolub SE	16,120	773,100
		12,106,157
Ireland 0.0%
Transportation 0.0%
Ryanair Holding plc, B Shares *(d)	44,698	14,460
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	668,619
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,349,547	1,516,764
		2,185,383
74    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(d)	38,247,278	58,962
Total Preferred Stock
(Cost $15,443,474)		14,364,962

Other Investment Company 0.4% of net assets
United States 0.4%
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	12,250,477	12,250,477
Total Other Investment Company
(Cost $12,250,477)		12,250,477
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.2% of net assets
Time Deposits 1.2%
Brown Brothers Harriman
Euro
(0.24%), 11/02/15	15,068	16,569
Hong Kong Dollar
0.01%, 11/02/15	72,940	9,411
Japanese Yen
0.01%, 11/02/15	744,140	6,167
Singapore Dollar
0.10%, 11/02/15	3,911	2,791
Credit Suisse AG
Swiss Franc
(1.00%), 11/02/15	197,840	200,152
DNB
Great British Pound
0.08%, 11/02/15	325,906	502,416
U.S. Dollar
0.03%, 11/02/15	3,344,569	3,344,569
National Australia Bank
Australian Dollar
0.85%, 11/02/15	151,515	108,046
Nordea Bank
U.S. Dollar
0.03%, 11/02/15	28,414,324	28,414,324
Total Short-Term Investments
(Cost $32,604,445)		32,604,445

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,465,117,613 and the unrealized appreciation and depreciation were $585,873,657 and ($209,815,576), respectively, with a net unrealized appreciation of $376,058,081.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $2,760,088,581 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,696,492.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	400	35,142,000	266,130
See financial notes    75

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,919,296,392	4,864,052,589
0.6%	Other Investment Companies	30,796,847	30,796,847
100.2%	Total Investments	3,950,093,239	4,894,849,436
(0.2%)	Other Assets and Liabilities, Net		(9,185,285)
100.0%	Net Assets		4,885,664,151

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
BorgWarner, Inc.	48,567	2,079,639
Dana Holding Corp.	60,700	1,019,760
Delphi Automotive plc	41,200	3,427,428
Ford Motor Co.	1,207,141	17,877,758
General Motors Co.	519,268	18,127,646
Harley-Davidson, Inc.	47,654	2,356,490
Johnson Controls, Inc.	209,709	9,474,653
Lear Corp.	32,200	4,026,932
The Goodyear Tire & Rubber Co.	62,190	2,042,320
Visteon Corp. *	16,000	1,745,120
		62,177,746
Banks 5.4%
Bank of America Corp.	2,866,194	48,094,735
BB&T Corp.	189,975	7,057,571
CIT Group, Inc.	42,700	1,836,100
Citigroup, Inc.	685,472	36,446,546
Citizens Financial Group, Inc.	26,600	646,380
Comerica, Inc.	37,600	1,631,840
Fifth Third Bancorp	229,890	4,379,404
Hudson City Bancorp, Inc.	165,590	1,675,771
Huntington Bancshares, Inc.	144,327	1,583,267
JPMorgan Chase & Co.	1,024,223	65,806,328
KeyCorp	203,557	2,528,178
M&T Bank Corp.	25,414	3,045,868
New York Community Bancorp, Inc.	138,530	2,288,516
People's United Financial, Inc.	103,777	1,655,243
PHH Corp. *	78,058	1,147,453
Popular, Inc.	37,100	1,097,047
Regions Financial Corp.	363,025	3,394,284
SunTrust Banks, Inc.	128,260	5,325,355
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	112,035	10,112,279
U.S. Bancorp	324,960	13,706,813
Wells Fargo & Co.	929,263	50,310,299
		263,769,277
Capital Goods 7.7%
3M Co.	136,961	21,531,639
AECOM *	55,254	1,628,335
AGCO Corp.	47,140	2,281,105
AMETEK, Inc.	30,700	1,682,974
Armstrong World Industries, Inc. *	32,700	1,622,574
Carlisle Cos., Inc.	13,700	1,191,900
Caterpillar, Inc.	203,337	14,841,568
Chicago Bridge & Iron Co., N.V. (b)	22,800	1,023,036
Cummins, Inc.	53,894	5,578,568
Danaher Corp.	74,256	6,928,827
Deere & Co.	139,093	10,849,254
Dover Corp.	56,475	3,638,684
Eaton Corp. plc	95,516	5,340,300
EMCOR Group, Inc.	30,240	1,459,987
Emerson Electric Co.	275,810	13,026,506
Fastenal Co.	52,440	2,053,550
Flowserve Corp.	51,875	2,404,925
Fluor Corp.	127,750	6,107,727
Fortune Brands Home & Security, Inc.	25,500	1,334,415
General Dynamics Corp.	90,716	13,478,583
General Electric Co.	2,508,698	72,551,546
Honeywell International, Inc.	130,245	13,451,704
Hubbell, Inc., Class B	15,684	1,518,995
Illinois Tool Works, Inc.	103,734	9,537,304
Ingersoll-Rand plc	78,882	4,674,547
Jacobs Engineering Group, Inc. *	75,240	3,020,134
Joy Global, Inc.	70,800	1,216,344
KBR, Inc.	186,700	3,442,748
Kennametal, Inc.	36,200	1,017,944
L-3 Communications Holdings, Inc.	61,566	7,781,942
Lincoln Electric Holdings, Inc.	19,400	1,160,314
Lockheed Martin Corp.	72,784	16,000,107
Northrop Grumman Corp.	93,433	17,542,046
NOW, Inc. *(b)	35,300	582,803
Oshkosh Corp.	41,720	1,714,275
Owens Corning	51,950	2,365,283
PACCAR, Inc.	85,521	4,502,681
Parker-Hannifin Corp.	49,397	5,171,866
Pentair plc	33,837	1,892,165
Precision Castparts Corp.	19,416	4,481,407
Quanta Services, Inc. *	74,900	1,506,239
Raytheon Co.	122,515	14,383,261
Rockwell Automation, Inc.	22,550	2,461,558
Rockwell Collins, Inc.	35,430	3,072,490
Roper Technologies, Inc.	10,300	1,919,405
Snap-on, Inc.	9,200	1,526,188
SPX Corp.	23,436	287,091
Stanley Black & Decker, Inc.	35,403	3,752,010
Textron, Inc.	68,020	2,868,403
The Boeing Co.	103,572	15,335,906
The Timken Co.	39,265	1,240,774
TransDigm Group, Inc. *	6,800	1,494,980
Trinity Industries, Inc.	37,100	1,004,297
See financial notes    1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
United Rentals, Inc. *	21,400	1,602,004
United Technologies Corp.	247,892	24,395,052
W.W. Grainger, Inc.	18,638	3,913,980
WESCO International, Inc. *	18,200	890,526
Xylem, Inc.	38,855	1,414,711
		374,699,487
Commercial & Professional Supplies 0.8%
Cintas Corp.	22,250	2,071,252
Equifax, Inc.	16,830	1,793,573
ManpowerGroup, Inc.	50,590	4,643,150
Nielsen Holdings plc	43,300	2,057,183
Pitney Bowes, Inc.	108,719	2,245,047
R.R. Donnelley & Sons Co.	143,340	2,418,146
Republic Services, Inc.	97,163	4,249,910
Robert Half International, Inc.	34,810	1,833,095
The ADT Corp.	80,600	2,663,024
The Dun & Bradstreet Corp.	14,540	1,655,670
Towers Watson & Co., Class A	9,400	1,161,464
Tyco International plc	90,887	3,311,922
Verisk Analytics, Inc. *	16,000	1,145,760
Waste Management, Inc.	155,814	8,376,561
		39,625,757
Consumer Durables & Apparel 1.1%
Coach, Inc.	153,575	4,791,540
Fossil Group, Inc. *	18,200	990,262
Garmin Ltd.	37,170	1,318,420
Hasbro, Inc.	34,541	2,653,785
Jarden Corp. *	33,472	1,499,546
Leggett & Platt, Inc.	43,717	1,968,577
Mattel, Inc.	159,735	3,926,286
Mohawk Industries, Inc. *	10,035	1,961,842
Newell Rubbermaid, Inc.	56,150	2,382,444
NIKE, Inc., Class B	123,927	16,238,155
NVR, Inc. *	1,329	2,176,583
Polaris Industries, Inc.	8,800	988,592
PVH Corp.	12,400	1,127,780
Ralph Lauren Corp.	24,020	2,660,695
Tupperware Brands Corp.	20,658	1,216,136
VF Corp.	54,980	3,712,250
Whirlpool Corp.	25,555	4,092,378
		53,705,271
Consumer Services 1.8%
Apollo Education Group, Inc. *	153,650	1,115,499
Aramark	28,200	855,870
Brinker International, Inc.	26,655	1,213,069
Carnival Corp.	124,110	6,711,869
Chipotle Mexican Grill, Inc. *	2,187	1,400,183
Darden Restaurants, Inc.	42,362	2,621,784
DeVry Education Group, Inc.	41,400	975,384
Graham Holdings Co., Class B	1,720	950,248
H&R Block, Inc.	61,065	2,275,282
Las Vegas Sands Corp.	57,200	2,831,972
Marriott International, Inc., Class A	24,989	1,918,655
McDonald's Corp.	327,588	36,771,753
MGM Resorts International *	75,315	1,746,555
Royal Caribbean Cruises Ltd.	29,429	2,894,342
Starbucks Corp.	131,780	8,245,475
Security	Number of Shares	Value ($)
Starwood Hotels & Resorts Worldwide, Inc.	31,270	2,497,535
Wyndham Worldwide Corp.	37,440	3,045,744
Wynn Resorts Ltd. (b)	30,404	2,126,760
Yum! Brands, Inc.	90,030	6,384,027
		86,582,006
Diversified Financials 3.2%
Ally Financial, Inc. *	166,900	3,324,648
American Express Co.	206,017	15,092,805
Ameriprise Financial, Inc.	37,334	4,306,850
Berkshire Hathaway, Inc., Class B *	287,526	39,109,287
BlackRock, Inc.	14,000	4,927,580
Capital One Financial Corp.	143,332	11,308,895
CME Group, Inc.	46,600	4,402,302
Discover Financial Services	96,422	5,420,845
Franklin Resources, Inc.	109,409	4,459,511
Invesco Ltd.	66,600	2,209,122
Legg Mason, Inc.	43,520	1,947,520
Leucadia National Corp.	63,200	1,264,632
McGraw Hill Financial, Inc.	47,968	4,443,756
Moody's Corp.	18,670	1,795,307
Morgan Stanley	193,383	6,375,837
Nasdaq, Inc.	33,983	1,967,276
Northern Trust Corp.	38,910	2,738,875
SLM Corp. *	233,200	1,646,392
State Street Corp.	71,236	4,915,284
T. Rowe Price Group, Inc.	49,345	3,731,469
The Bank of New York Mellon Corp.	161,949	6,745,176
The Charles Schwab Corp. (a)	81,215	2,478,682
The Goldman Sachs Group, Inc.	122,109	22,895,437
Voya Financial, Inc.	19,200	778,944
		158,286,432
Energy 14.4%
Anadarko Petroleum Corp.	118,579	7,930,563
Apache Corp.	219,168	10,329,388
Baker Hughes, Inc.	153,986	8,111,982
California Resources Corp.	320,800	1,296,032
Cameron International Corp. *	63,753	4,335,841
Chesapeake Energy Corp. (b)	351,526	2,506,380
Chevron Corp.	1,344,612	122,198,339
Cimarex Energy Co.	13,045	1,540,093
ConocoPhillips	971,082	51,807,225
CONSOL Energy, Inc.	78,435	522,377
Delek US Holdings, Inc.	34,400	935,680
Denbury Resources, Inc.	345,400	1,222,716
Devon Energy Corp.	184,427	7,733,024
Diamond Offshore Drilling, Inc. (b)	84,920	1,688,210
Energen Corp.	20,610	1,198,471
Ensco plc, Class A	149,000	2,477,870
EOG Resources, Inc.	70,201	6,026,756
EQT Corp.	18,100	1,195,867
Exxon Mobil Corp.	2,746,881	227,276,934
FMC Technologies, Inc. *	42,178	1,426,882
Halliburton Co.	307,270	11,793,023
Helmerich & Payne, Inc.	29,395	1,654,057
Hess Corp.	206,204	11,590,727
HollyFrontier Corp.	133,202	6,522,902
2    See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Kinder Morgan, Inc.	146,900	4,017,715
Marathon Oil Corp.	560,919	10,309,691
Marathon Petroleum Corp.	342,862	17,760,252
Murphy Oil Corp.	200,750	5,707,322
Nabors Industries Ltd.	244,700	2,456,788
National Oilwell Varco, Inc.	178,801	6,730,070
Newfield Exploration Co. *	45,307	1,820,888
Noble Corp., plc (b)	216,400	2,914,908
Noble Energy, Inc.	82,670	2,962,893
Occidental Petroleum Corp.	310,600	23,152,124
Oceaneering International, Inc.	24,600	1,033,692
ONEOK, Inc.	63,120	2,141,030
Patterson-UTI Energy, Inc.	97,900	1,457,731
Peabody Energy Corp. (b)	58,836	752,512
Phillips 66	460,908	41,043,857
Pioneer Natural Resources Co.	12,900	1,769,106
QEP Resources, Inc.	106,142	1,640,955
Schlumberger Ltd.	296,663	23,187,180
Seadrill Ltd. (b)	513,100	3,319,757
Southwestern Energy Co. *	90,940	1,003,978
Spectra Energy Corp.	169,560	4,844,329
Superior Energy Services, Inc.	67,500	955,800
Tesoro Corp.	67,092	7,174,148
The Williams Cos., Inc.	102,109	4,027,179
Valero Energy Corp.	407,166	26,840,383
Weatherford International plc *	356,200	3,647,488
Whiting Petroleum Corp. *	47,800	823,594
World Fuel Services Corp.	102,500	4,557,150
		701,373,859
Food & Staples Retailing 3.8%
Casey's General Stores, Inc.	16,612	1,764,527
Costco Wholesale Corp.	158,663	25,087,794
CVS Health Corp.	454,716	44,916,846
Sysco Corp.	312,639	12,896,359
The Kroger Co.	404,168	15,277,550
United Natural Foods, Inc. *	22,100	1,114,945
Wal-Mart Stores, Inc.	1,001,472	57,324,257
Walgreens Boots Alliance, Inc.	276,182	23,387,092
Whole Foods Market, Inc.	98,300	2,945,068
		184,714,438
Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	398,216	24,080,122
Archer-Daniels-Midland Co.	404,774	18,481,981
Brown-Forman Corp., Class B	25,677	2,726,384
Bunge Ltd.	133,936	9,771,971
Campbell Soup Co.	51,430	2,612,130
Coca-Cola Enterprises, Inc.	104,995	5,390,443
ConAgra Foods, Inc.	146,420	5,937,331
Constellation Brands, Inc., Class A	14,420	1,943,816
Dr Pepper Snapple Group, Inc.	54,541	4,874,329
General Mills, Inc.	186,618	10,844,372
Hormel Foods Corp.	34,039	2,299,335
Ingredion, Inc.	23,000	2,186,380
Kellogg Co.	72,037	5,080,049
McCormick & Co., Inc. - Non Voting Shares	24,778	2,080,856
Mead Johnson Nutrition Co.	18,300	1,500,600
Molson Coors Brewing Co., Class B	24,780	2,183,118
Security	Number of Shares	Value ($)
Mondelez International, Inc., Class A	407,795	18,823,817
Monster Beverage Corp. *	10,700	1,458,624
PepsiCo, Inc.	375,263	38,348,126
Philip Morris International, Inc.	531,188	46,957,019
Reynolds American, Inc.	185,110	8,944,515
The Coca-Cola Co.	887,043	37,566,271
The Hershey Co.	22,012	1,952,244
The JM Smucker Co.	37,825	4,440,277
The Kraft Heinz Co.	103,374	8,060,071
Tyson Foods, Inc., Class A	170,415	7,559,609
		276,103,790
Health Care Equipment & Services 5.3%
Abbott Laboratories	263,063	11,785,222
Aetna, Inc.	123,091	14,128,385
AmerisourceBergen Corp.	68,967	6,656,005
Anthem, Inc.	191,150	26,598,523
Baxter International, Inc.	198,453	7,420,158
Becton, Dickinson & Co.	57,062	8,132,476
Boston Scientific Corp. *	226,865	4,147,092
C.R. Bard, Inc.	18,500	3,447,475
Cardinal Health, Inc.	155,967	12,820,487
Centene Corp. *	17,900	1,064,692
Cerner Corp. *	19,300	1,279,397
Cigna Corp.	35,209	4,719,414
Community Health Systems, Inc. *	53,462	1,499,075
DaVita HealthCare Partners, Inc. *	28,420	2,202,834
DENTSPLY International, Inc.	24,735	1,505,125
Express Scripts Holding Co. *	177,007	15,289,865
HCA Holdings, Inc. *	137,774	9,477,474
Health Net, Inc. *	55,170	3,545,224
Henry Schein, Inc. *	21,252	3,224,141
Humana, Inc.	60,170	10,748,167
Intuitive Surgical, Inc. *	2,979	1,479,371
Laboratory Corp. of America Holdings *	20,299	2,491,499
LifePoint Health, Inc. *	17,830	1,228,130
Magellan Health, Inc. *	24,100	1,286,940
McKesson Corp.	77,317	13,824,280
Medtronic plc	240,936	17,809,989
Owens & Minor, Inc.	60,802	2,179,752
Patterson Cos., Inc.	33,275	1,577,235
Quest Diagnostics, Inc.	72,452	4,923,113
ResMed, Inc.	19,600	1,129,156
St. Jude Medical, Inc.	73,960	4,719,388
Stryker Corp.	60,418	5,777,169
Tenet Healthcare Corp. *	36,893	1,157,333
UnitedHealth Group, Inc.	321,696	37,889,355
Universal Health Services, Inc., Class B	15,448	1,886,046
Varian Medical Systems, Inc. *	24,903	1,955,633
WellCare Health Plans, Inc. *	20,100	1,780,860
Zimmer Biomet Holdings, Inc.	45,624	4,770,902
		257,557,382
Household & Personal Products 2.2%
Avon Products, Inc.	520,625	2,098,119
Church & Dwight Co., Inc.	20,900	1,799,281
Colgate-Palmolive Co.	199,268	13,221,432
See financial notes    3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Edgewell Personal Care Co.	12,320	1,043,627
Herbalife Ltd. *	37,200	2,084,688
Kimberly-Clark Corp.	90,601	10,845,846
The Clorox Co.	27,220	3,319,207
The Estee Lauder Cos., Inc., Class A	31,234	2,513,087
The Procter & Gamble Co.	908,535	69,393,903
		106,319,190
Insurance 3.6%
ACE Ltd.	67,804	7,698,466
Aflac, Inc.	131,798	8,402,122
Alleghany Corp. *	2,000	992,540
American Financial Group, Inc.	23,940	1,728,229
American International Group, Inc.	306,442	19,324,233
Aon plc	48,936	4,566,218
Arch Capital Group Ltd. *	35,375	2,649,234
Arthur J. Gallagher & Co.	25,800	1,128,234
Assurant, Inc.	46,955	3,828,241
Axis Capital Holdings Ltd.	47,350	2,556,900
Cincinnati Financial Corp.	40,780	2,456,179
Everest Re Group Ltd.	15,325	2,727,390
First American Financial Corp.	33,000	1,258,290
FNF Group	67,584	2,384,364
Genworth Financial, Inc., Class A *	299,600	1,402,128
Lincoln National Corp.	37,880	2,026,959
Loews Corp.	133,689	4,874,301
Marsh & McLennan Cos., Inc.	98,620	5,497,079
MetLife, Inc.	162,818	8,202,771
Old Republic International Corp.	80,800	1,457,632
PartnerRe Ltd.	25,756	3,580,084
Principal Financial Group, Inc.	44,871	2,250,729
Prudential Financial, Inc.	87,637	7,230,052
Reinsurance Group of America, Inc.	21,600	1,949,184
RenaissanceRe Holdings Ltd.	24,025	2,633,861
The Allstate Corp.	122,643	7,589,149
The Chubb Corp.	101,729	13,158,646
The Hartford Financial Services Group, Inc.	134,927	6,241,723
The Progressive Corp.	230,445	7,634,643
The Travelers Cos., Inc.	232,672	26,266,342
Torchmark Corp.	38,965	2,260,360
Unum Group	110,725	3,836,621
Validus Holdings Ltd.	29,800	1,320,140
W. R. Berkley Corp.	36,163	2,018,980
White Mountains Insurance Group Ltd.	2,729	2,155,910
XL Group plc	65,685	2,501,285
		177,789,219
Materials 3.6%
Air Products & Chemicals, Inc.	39,385	5,473,727
Airgas, Inc.	20,900	2,009,744
Albemarle Corp.	35,585	1,904,509
Alcoa, Inc.	459,630	4,104,496
Allegheny Technologies, Inc.	50,611	743,982
AptarGroup, Inc.	21,800	1,603,608
Ashland, Inc.	17,535	1,923,940
Avery Dennison Corp.	34,900	2,267,453
Ball Corp.	44,180	3,026,330
Security	Number of Shares	Value ($)
Bemis Co., Inc.	42,138	1,929,078
Celanese Corp., Series A	28,500	2,024,925
CF Industries Holdings, Inc.	62,555	3,175,917
Cliffs Natural Resources, Inc. (b)	537,200	1,482,672
Commercial Metals Co.	114,845	1,650,323
Cytec Industries, Inc.	21,400	1,592,588
Domtar Corp.	67,182	2,770,586
E.I. du Pont de Nemours & Co.	199,986	12,679,112
Eastman Chemical Co.	41,720	3,010,932
Ecolab, Inc.	27,591	3,320,577
FMC Corp.	32,980	1,342,616
Freeport-McMoRan, Inc.	954,940	11,239,644
Graphic Packaging Holding Co.	88,600	1,254,576
Huntsman Corp.	96,615	1,272,420
International Flavors & Fragrances, Inc.	12,235	1,419,994
International Paper Co.	149,593	6,386,125
LyondellBasell Industries N.V., Class A	165,480	15,374,747
Monsanto Co.	93,069	8,675,892
Newmont Mining Corp.	351,511	6,840,404
Nucor Corp.	157,516	6,662,927
Owens-Illinois, Inc. *	86,645	1,867,200
Packaging Corp. of America	16,521	1,130,862
PPG Industries, Inc.	54,400	5,671,744
Praxair, Inc.	71,595	7,953,489
Reliance Steel & Aluminum Co.	43,920	2,633,443
RPM International, Inc.	30,365	1,387,984
Sigma-Aldrich Corp.	14,930	2,086,020
Sonoco Products Co.	39,855	1,701,410
Southern Copper Corp. (b)	51,597	1,432,333
Steel Dynamics, Inc.	113,150	2,089,880
The Dow Chemical Co.	345,168	17,834,831
The Mosaic Co.	161,731	5,464,890
The Sherwin-Williams Co.	8,265	2,205,350
The Valspar Corp.	20,750	1,679,712
United States Steel Corp. (b)	119,104	1,391,135
Vulcan Materials Co.	17,423	1,682,713
WestRock Co.	56,507	3,037,816
		178,414,656
Media 3.6%
Cablevision Systems Corp., Class A	100,465	3,274,154
CBS Corp., Class B - Non Voting Shares	149,721	6,965,021
Charter Communications, Inc., Class A *(b)	14,000	2,673,160
Comcast Corp., Class A	471,757	29,541,423
Comcast Corp., Special Class A	38,100	2,389,251
Discovery Communications, Inc., Class A *	94,241	2,774,455
Discovery Communications, Inc., Class C *	121,367	3,340,020
DISH Network Corp., Class A *	34,735	2,187,263
Liberty Media Corp., Class A *	20,000	815,200
Liberty Media Corp., Class C *	35,300	1,381,995
News Corp., Class A	180,400	2,778,160
News Corp., Class B	17,500	270,900
Omnicom Group, Inc.	78,313	5,867,210
Scripps Networks Interactive, Inc., Class A	26,000	1,562,080
4    See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
TEGNA, Inc.	79,630	2,153,195
The Interpublic Group of Cos., Inc.	107,605	2,467,383
The Walt Disney Co.	285,662	32,491,196
Thomson Reuters Corp.	112,657	4,621,190
Time Warner Cable, Inc.	106,901	20,247,050
Time Warner, Inc.	319,033	24,035,946
Time, Inc.	43,500	808,230
Twenty-First Century Fox, Inc., Class A	320,121	9,824,514
Twenty-First Century Fox, Inc., Class B	50,300	1,553,264
Viacom, Inc., Class B	200,298	9,876,694
		173,898,954
Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	152,522	9,082,685
Agilent Technologies, Inc.	73,836	2,788,047
Allergan plc *	7,540	2,325,864
Amgen, Inc.	155,423	24,584,810
Biogen, Inc. *	12,450	3,616,850
Bristol-Myers Squibb Co.	288,761	19,043,788
Celgene Corp. *	46,356	5,688,345
Eli Lilly & Co.	232,681	18,979,789
Gilead Sciences, Inc.	104,487	11,298,179
Johnson & Johnson	589,307	59,537,686
Merck & Co., Inc.	652,362	35,658,107
Mettler-Toledo International, Inc. *	4,300	1,337,257
Mylan N.V. *	52,475	2,313,623
Perrigo Co., plc	7,600	1,198,824
Pfizer, Inc.	1,774,304	60,006,961
Thermo Fisher Scientific, Inc.	45,545	5,956,375
Waters Corp. *	14,800	1,891,440
Zoetis, Inc.	47,800	2,055,878
		267,364,508
Real Estate 1.2%
American Capital Agency Corp.	72,500	1,292,675
American Tower Corp.	28,765	2,940,646
Annaly Capital Management, Inc.	469,561	4,672,132
AvalonBay Communities, Inc.	10,299	1,800,574
Boston Properties, Inc.	16,490	2,075,266
Corrections Corp. of America	45,800	1,305,300
Crown Castle International Corp.	17,680	1,510,933
Digital Realty Trust, Inc.	19,900	1,471,804
Equity Residential	39,145	3,026,691
General Growth Properties, Inc.	59,100	1,710,945
HCP, Inc.	71,365	2,654,778
Hospitality Properties Trust	50,961	1,367,793
Host Hotels & Resorts, Inc.	114,278	1,980,438
Iron Mountain, Inc.	70,079	2,147,221
Kimco Realty Corp.	60,860	1,629,222
Plum Creek Timber Co., Inc.	40,195	1,637,544
Prologis, Inc.	44,100	1,884,393
Public Storage	13,630	3,127,540
Simon Property Group, Inc.	30,111	6,066,162
The Macerich Co.	14,997	1,270,846
Ventas, Inc.	45,178	2,426,962
Vornado Realty Trust	28,941	2,910,018
Security	Number of Shares	Value ($)
Welltower, Inc.	27,600	1,790,412
Weyerhaeuser Co.	241,842	7,093,226
		59,793,521
Retailing 5.1%
Aaron's, Inc.	43,100	1,063,277
Abercrombie & Fitch Co., Class A	96,478	2,044,369
Advance Auto Parts, Inc.	9,845	1,953,543
Amazon.com, Inc. *	15,650	9,795,335
American Eagle Outfitters, Inc.	141,035	2,155,015
AutoNation, Inc. *	30,200	1,908,338
AutoZone, Inc. *	3,321	2,605,026
Bed Bath & Beyond, Inc. *	93,905	5,599,555
Best Buy Co., Inc.	227,176	7,957,975
Big Lots, Inc.	47,365	2,183,527
CarMax, Inc. *	35,307	2,083,466
Chico's FAS, Inc.	78,300	1,082,106
Core-Mark Holding Co., Inc.	27,065	2,200,114
CST Brands, Inc.	95,500	3,431,315
Dick's Sporting Goods, Inc.	32,500	1,447,875
Dillard's, Inc., Class A	16,675	1,492,079
Dollar General Corp.	75,300	5,103,081
Dollar Tree, Inc. *	56,181	3,679,294
Expedia, Inc.	12,565	1,712,610
Foot Locker, Inc.	43,195	2,926,461
GameStop Corp., Class A (b)	98,390	4,532,827
Genuine Parts Co.	51,700	4,692,292
Guess?, Inc.	62,300	1,311,415
J.C. Penney Co., Inc. *(b)	479,910	4,400,775
Kohl's Corp.	168,745	7,782,519
L Brands, Inc.	50,520	4,848,910
Liberty Interactive Corp., QVC Group, Class A *	135,425	3,706,582
LKQ Corp. *	41,200	1,219,932
Lowe's Cos., Inc.	358,345	26,456,611
Macy's, Inc.	117,036	5,966,495
Murphy USA, Inc. *	81,500	5,001,655
Nordstrom, Inc.	43,055	2,807,617
O'Reilly Automotive, Inc. *	16,930	4,677,082
Office Depot, Inc. *	161,800	1,232,916
Rent-A-Center, Inc.	64,170	1,180,086
Ross Stores, Inc.	70,480	3,564,878
Signet Jewelers Ltd.	14,300	2,158,442
Staples, Inc.	630,156	8,185,726
Target Corp.	339,783	26,224,452
The Gap, Inc.	149,775	4,076,876
The Home Depot, Inc.	328,643	40,633,421
The Priceline Group, Inc. *	2,584	3,757,756
The TJX Cos., Inc.	171,288	12,536,569
Tiffany & Co.	21,135	1,742,369
Tractor Supply Co.	22,400	2,069,536
Urban Outfitters, Inc. *	36,054	1,031,144
Williams-Sonoma, Inc.	26,645	1,965,069
		250,188,313
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	36,150	1,899,683
Analog Devices, Inc.	49,065	2,949,788
Applied Materials, Inc.	322,126	5,402,053
Avago Technologies Ltd.	12,700	1,563,751
See financial notes    5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Broadcom Corp., Class A	72,527	3,727,888
Intel Corp.	1,843,576	62,423,483
KLA-Tencor Corp.	43,580	2,925,090
Lam Research Corp.	26,390	2,021,210
Linear Technology Corp.	35,455	1,574,911
Marvell Technology Group Ltd.	225,530	1,851,601
Maxim Integrated Products, Inc.	85,700	3,511,986
Microchip Technology, Inc.	37,380	1,805,080
Micron Technology, Inc. *	162,212	2,686,231
NVIDIA Corp.	89,937	2,551,513
Texas Instruments, Inc.	262,209	14,872,494
Xilinx, Inc.	51,720	2,462,906
		114,229,668
Software & Services 7.3%
Accenture plc, Class A	134,565	14,425,368
Activision Blizzard, Inc.	150,600	5,234,856
Adobe Systems, Inc. *	43,807	3,883,929
Akamai Technologies, Inc. *	18,000	1,094,760
Alliance Data Systems Corp. *	7,080	2,104,955
Alphabet, Inc., Class A *	20,089	14,813,428
Alphabet, Inc., Class C *	20,874	14,837,448
Amdocs Ltd.	49,700	2,960,629
Autodesk, Inc. *	25,100	1,385,269
Automatic Data Processing, Inc.	78,619	6,839,067
Booz Allen Hamilton Holding Corp.	51,500	1,517,190
Broadridge Financial Solutions, Inc.	26,400	1,572,912
CA, Inc.	107,205	2,970,651
CACI International, Inc., Class A *	16,024	1,554,969
Citrix Systems, Inc. *	23,563	1,934,522
Cognizant Technology Solutions Corp., Class A *	54,700	3,725,617
Computer Sciences Corp.	61,045	4,064,987
CoreLogic, Inc. *	41,600	1,621,568
DST Systems, Inc.	11,500	1,404,725
eBay, Inc. *	184,727	5,153,883
Electronic Arts, Inc. *	22,208	1,600,531
Facebook, Inc., Class A *	25,000	2,549,250
Fidelity National Information Services, Inc.	71,923	5,244,625
Fiserv, Inc. *	44,138	4,259,758
Global Payments, Inc.	11,300	1,541,433
IAC/InterActiveCorp	29,362	1,967,548
International Business Machines Corp.	456,301	63,918,644
Intuit, Inc.	41,622	4,055,231
Leidos Holdings, Inc.	53,800	2,828,266
MasterCard, Inc., Class A	77,938	7,715,083
Microsoft Corp.	1,988,728	104,686,642
Oracle Corp.	735,544	28,568,529
Paychex, Inc.	53,359	2,752,257
Symantec Corp.	214,545	4,419,627
Teradata Corp. *	46,600	1,309,926
The Western Union Co.	233,010	4,485,442
Total System Services, Inc.	32,470	1,703,051
Visa, Inc., Class A	129,012	10,008,751
Xerox Corp.	622,126	5,841,763
Yahoo! Inc. *	86,605	3,084,870
		355,641,960
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.9%
Amphenol Corp., Class A	44,100	2,391,102
Anixter International, Inc. *	20,120	1,379,830
Apple, Inc.	602,357	71,981,661
Arrow Electronics, Inc. *	73,525	4,043,140
Avnet, Inc.	103,400	4,697,462
Cisco Systems, Inc.	1,376,751	39,719,266
Corning, Inc.	370,171	6,885,181
EMC Corp.	451,243	11,831,591
FLIR Systems, Inc.	39,700	1,058,799
Harris Corp.	47,368	3,748,230
Hewlett-Packard Co.	1,446,391	38,994,701
Ingram Micro, Inc., Class A	221,951	6,609,701
Jabil Circuit, Inc.	130,895	3,007,967
Juniper Networks, Inc.	124,170	3,897,696
Keysight Technologies, Inc. *	25,700	850,156
Lexmark International, Inc., Class A	41,745	1,356,295
Motorola Solutions, Inc.	75,172	5,259,785
NetApp, Inc.	68,330	2,323,220
QUALCOMM, Inc.	244,555	14,531,458
SanDisk Corp.	43,565	3,354,505
SYNNEX Corp.	18,095	1,600,322
Tech Data Corp. *	66,640	4,850,726
Vishay Intertechnology, Inc.	97,740	1,036,044
Western Digital Corp.	51,688	3,453,792
		238,862,630
Telecommunication Services 4.0%
AT&T, Inc.	3,570,954	119,662,669
CenturyLink, Inc.	341,907	9,645,197
Frontier Communications Corp.	668,098	3,434,024
Telephone & Data Systems, Inc.	83,527	2,392,213
Verizon Communications, Inc.	1,274,849	59,764,921
Windstream Holdings, Inc. (b)	108,483	706,224
		195,605,248
Transportation 1.7%
Alaska Air Group, Inc.	17,900	1,364,875
Avis Budget Group, Inc. *	48,690	2,431,578
C.H. Robinson Worldwide, Inc.	62,544	4,339,303
CSX Corp.	311,033	8,394,781
Delta Air Lines, Inc.	23,500	1,194,740
Expeditors International of Washington, Inc.	65,625	3,267,469
FedEx Corp.	95,933	14,970,345
Hertz Global Holdings, Inc. *	189,600	3,697,200
JB Hunt Transport Services, Inc.	16,245	1,240,631
JetBlue Airways Corp. *	53,600	1,331,424
Kansas City Southern	13,687	1,132,736
Norfolk Southern Corp.	80,479	6,440,734
Ryder System, Inc.	26,420	1,896,427
Union Pacific Corp.	171,735	15,344,522
United Parcel Service, Inc., Class B	134,641	13,870,716
		80,917,481
Utilities 4.2%
AES Corp.	494,040	5,409,738
AGL Resources, Inc.	32,414	2,025,875
Alliant Energy Corp.	33,275	1,963,891
6    See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ameren Corp.	115,690	5,053,339
American Electric Power Co., Inc.	176,401	9,993,117
American Water Works Co., Inc.	40,600	2,328,816
Atmos Energy Corp.	36,960	2,328,480
Calpine Corp. *	161,050	2,497,886
CenterPoint Energy, Inc.	196,570	3,646,373
CMS Energy Corp.	89,405	3,224,838
Consolidated Edison, Inc.	119,302	7,844,106
Dominion Resources, Inc.	146,380	10,455,923
DTE Energy Co.	63,130	5,150,777
Duke Energy Corp.	180,177	12,877,250
Edison International	105,376	6,377,356
Entergy Corp.	109,770	7,481,923
Eversource Energy	67,115	3,418,838
Exelon Corp.	466,173	13,015,550
FirstEnergy Corp.	258,165	8,054,748
Great Plains Energy, Inc.	57,870	1,591,425
MDU Resources Group, Inc.	92,358	1,741,872
National Fuel Gas Co.	23,245	1,221,060
NextEra Energy, Inc.	103,759	10,651,899
NiSource, Inc.	104,435	2,000,975
NRG Energy, Inc.	168,682	2,174,311
OGE Energy Corp.	66,684	1,901,161
Pepco Holdings, Inc.	104,165	2,773,914
PG&E Corp.	168,811	9,014,507
Pinnacle West Capital Corp.	42,185	2,679,169
PPL Corp.	214,175	7,367,620
Public Service Enterprise Group, Inc.	206,222	8,514,906
SCANA Corp.	51,259	3,035,558
Sempra Energy	59,315	6,074,449
TECO Energy, Inc.	97,625	2,635,875
The Southern Co.	314,406	14,179,711
UGI Corp.	54,280	1,990,448
Vectren Corp.	28,600	1,300,442
WEC Energy Group, Inc.	84,986	4,381,878
Westar Energy, Inc.	42,270	1,678,119
Xcel Energy, Inc.	178,885	6,373,673
		206,431,796
Total Common Stock
(Cost $3,919,296,392)		4,864,052,589

Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	4,910,122	4,910,122
Securities Lending Collateral 0.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	25,886,725	25,886,725
Total Other Investment Companies
(Cost $30,796,847)		30,796,847

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $3,964,131,348 and the unrealized appreciation and depreciation were $1,136,802,288 and ($206,084,200), respectively, with a net unrealized appreciation of $930,718,088.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,544,730.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	125	12,960,625	262,110
See financial notes    7

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	1,209,007,594	1,401,645,072
0.0%	Rights	266,857	266,364
3.6%	Other Investment Companies	50,350,637	50,350,637
102.6%	Total Investments	1,259,625,088	1,452,262,073
(2.6%)	Other Assets and Liabilities, Net		(36,694,514)
100.0%	Net Assets		1,415,567,559

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	19,900	440,984
Cooper Tire & Rubber Co.	75,000	3,134,250
Cooper-Standard Holding, Inc. *	10,100	656,904
Dorman Products, Inc. *	7,300	340,764
Drew Industries, Inc.	18,895	1,130,488
Gentex Corp.	148,700	2,437,193
Modine Manufacturing Co. *	83,800	701,406
Remy International, Inc.	19,000	560,310
Standard Motor Products, Inc.	20,200	893,850
Tenneco, Inc. *	42,600	2,410,734
Thor Industries, Inc.	57,100	3,087,968
Tower International, Inc. *	26,900	738,943
		16,533,794
Banks 5.2%
Associated Banc-Corp.	101,300	1,959,142
Astoria Financial Corp.	77,800	1,241,688
BancorpSouth, Inc.	52,700	1,313,811
Bank of Hawaii Corp.	36,400	2,383,472
Bank of the Ozarks, Inc.	6,900	345,138
BankUnited, Inc.	56,500	2,100,670
BOK Financial Corp.	19,100	1,283,138
Capitol Federal Financial, Inc.	143,286	1,859,852
Cathay General Bancorp	30,700	960,910
Commerce Bancshares, Inc.	53,589	2,440,979
Community Bank System, Inc.	20,000	815,200
Cullen/Frost Bankers, Inc.	29,700	2,032,668
CVB Financial Corp.	56,080	978,596
East West Bancorp, Inc.	50,500	2,039,695
EverBank Financial Corp.	53,000	914,780
Security	Number of Shares	Value ($)
F.N.B. Corp.	103,900	1,399,533
First Citizens BancShares, Inc., Class A	5,400	1,383,156
First Financial Bancorp	54,900	1,058,472
First Financial Bankshares, Inc.	23,900	794,914
First Horizon National Corp.	160,700	2,278,726
First Niagara Financial Group, Inc.	309,000	3,198,150
First Republic Bank	40,800	2,664,648
FirstMerit Corp.	93,501	1,756,884
Fulton Financial Corp.	147,600	1,980,792
Glacier Bancorp, Inc.	35,380	967,997
Great Western Bancorp, Inc.	16,300	460,638
Hancock Holding Co.	44,900	1,239,240
IBERIABANK Corp.	12,400	751,812
International Bancshares Corp.	41,800	1,126,510
MB Financial, Inc.	30,945	997,667
NBT Bancorp, Inc.	30,955	870,145
Northwest Bancshares, Inc.	116,392	1,566,636
Ocwen Financial Corp. *	56,100	392,139
Old National Bancorp	61,725	864,150
PacWest Bancorp	6,900	310,776
PrivateBancorp, Inc.	9,200	384,836
Prosperity Bancshares, Inc.	22,800	1,171,464
Signature Bank *	7,800	1,161,576
SVB Financial Group *	10,400	1,269,528
Synovus Financial Corp.	64,900	2,052,787
TCF Financial Corp.	137,200	2,111,508
Trustmark Corp.	61,000	1,465,830
UMB Financial Corp.	19,801	971,833
Umpqua Holdings Corp.	43,100	719,770
United Bankshares, Inc.	32,995	1,304,952
Valley National Bancorp	234,900	2,466,450
Walter Investment Management Corp. *(a)	39,800	476,008
Washington Federal, Inc.	79,300	1,977,742
Webster Financial Corp.	42,700	1,584,170
Westamerica Bancorp	20,770	918,242
Wintrust Financial Corp.	17,940	905,791
Zions Bancorp	125,500	3,610,635
		73,285,846
Capital Goods 12.0%
A.O. Smith Corp.	29,000	2,227,780
AAR Corp.	63,480	1,440,361
Actuant Corp., Class A	73,100	1,666,680
Acuity Brands, Inc.	14,600	3,191,560
Aegion Corp. *	51,915	1,001,440
Air Lease Corp.	23,600	795,556
Aircastle Ltd.	64,600	1,463,836
Alamo Group, Inc.	6,700	314,364
Albany International Corp., Class A	23,100	867,867
Allegion plc	45,600	2,971,752
Allison Transmission Holdings, Inc.	79,000	2,267,300
Apogee Enterprises, Inc.	18,295	906,151
Applied Industrial Technologies, Inc.	66,720	2,756,203
Astec Industries, Inc.	23,250	755,625
AZZ, Inc.	16,600	918,478
B/E Aerospace, Inc.	43,400	2,037,630
Barnes Group, Inc.	40,665	1,528,597
Beacon Roofing Supply, Inc. *	58,080	2,055,451
Briggs & Stratton Corp.	100,400	1,784,108
8    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
BWX Technologies, Inc.	99,700	2,821,510
Chart Industries, Inc. *	32,410	557,128
CIRCOR International, Inc.	15,890	729,669
CLARCOR, Inc.	33,125	1,651,613
Colfax Corp. *	23,900	644,344
Comfort Systems USA, Inc.	49,900	1,593,307
Crane Co.	40,500	2,131,920
Cubic Corp.	24,390	1,093,892
Curtiss-Wright Corp.	32,400	2,253,744
DigitalGlobe, Inc. *	28,100	419,533
Donaldson Co., Inc.	91,400	2,760,280
Dycom Industries, Inc. *	27,170	2,067,365
Encore Wire Corp.	41,240	1,763,835
EnerSys	41,500	2,531,085
EnPro Industries, Inc.	14,870	730,266
ESCO Technologies, Inc.	24,300	901,287
Esterline Technologies Corp. *	19,900	1,533,295
Franklin Electric Co., Inc.	31,660	1,043,514
GATX Corp.	52,200	2,437,740
Generac Holdings, Inc. *(a)	61,900	1,953,564
General Cable Corp.	223,200	3,435,048
Graco, Inc.	24,140	1,771,876
Granite Construction, Inc.	60,900	1,999,956
Griffon Corp.	57,000	979,260
H&E Equipment Services, Inc.	46,920	906,025
Harsco Corp.	219,200	2,352,016
HD Supply Holdings, Inc. *	19,700	586,863
HEICO Corp.	18,912	953,921
Hexcel Corp.	43,785	2,028,121
Hillenbrand, Inc.	51,200	1,519,104
Huntington Ingalls Industries, Inc.	24,800	2,974,512
Hyster-Yale Materials Handling, Inc.	12,000	702,240
IDEX Corp.	39,400	3,024,344
ITT Corp.	42,700	1,690,066
Kaman Corp.	29,380	1,142,588
KLX, Inc. *	26,500	1,036,415
L.B. Foster Co., Class A	15,700	231,261
Lennox International, Inc.	29,800	3,957,738
Lindsay Corp. (a)	9,200	623,576
Masco Corp.	147,900	4,289,100
Masonite International Corp. *	21,100	1,263,257
MasTec, Inc. *	99,010	1,660,398
Moog, Inc., Class A *	32,700	2,019,552
MRC Global, Inc. *	252,000	2,998,800
MSC Industrial Direct Co., Inc., Class A	42,600	2,674,002
Mueller Industries, Inc.	91,800	2,893,536
MYR Group, Inc. *	28,000	630,000
Navistar International Corp. *	44,600	548,580
Nordson Corp.	30,350	2,162,134
Orbital ATK, Inc.	44,200	3,784,404
Primoris Services Corp.	21,300	424,296
Quanex Building Products Corp.	47,150	889,721
Raven Industries, Inc.	41,630	758,082
RBC Bearings, Inc. *	10,000	683,900
Regal Beloit Corp.	44,200	2,819,518
Rexnord Corp. *	50,700	936,936
Rush Enterprises, Inc., Class A *	42,560	1,037,613
Simpson Manufacturing Co., Inc.	34,785	1,321,134
Spirit AeroSystems Holdings, Inc., Class A *	63,000	3,322,620
Standex International Corp.	8,900	798,508
Security	Number of Shares	Value ($)
TAL International Group, Inc. *	50,190	851,222
Teledyne Technologies, Inc. *	22,100	1,971,983
Tennant Co.	13,680	792,346
Terex Corp.	138,500	2,778,310
The Greenbrier Cos., Inc. (a)	17,720	674,069
The Manitowoc Co., Inc.	105,000	1,606,500
The Middleby Corp. *	12,524	1,464,557
The Toro Co.	41,620	3,132,738
Titan International, Inc.	92,775	658,703
Titan Machinery, Inc. *	22,500	275,175
TriMas Corp. *	36,700	734,367
Triumph Group, Inc.	52,900	2,464,082
Tutor Perini Corp. *	104,100	1,746,798
Universal Forest Products, Inc.	40,070	2,910,284
Valmont Industries, Inc.	25,850	2,803,174
Veritiv Corp. *	25,000	1,050,000
WABCO Holdings, Inc. *	26,600	2,985,318
Wabtec Corp.	29,620	2,454,609
Watsco, Inc.	21,645	2,662,984
Watts Water Technologies, Inc., Class A	27,755	1,510,982
Woodward, Inc.	46,700	2,124,850
		170,053,702
Commercial & Professional Supplies 5.0%
ABM Industries, Inc.	109,700	3,115,480
ACCO Brands Corp. *	120,000	968,400
Brady Corp., Class A	84,800	1,929,200
CEB, Inc.	13,170	984,589
Civeo Corp.	471,400	876,804
Clean Harbors, Inc. *	36,930	1,716,876
Copart, Inc. *	96,200	3,483,402
Covanta Holding Corp.	111,000	1,860,360
Deluxe Corp.	40,300	2,399,865
Essendant, Inc.	86,000	2,973,020
FTI Consulting, Inc. *	71,300	2,424,913
G&K Services, Inc., Class A	19,290	1,269,668
Healthcare Services Group, Inc.	47,655	1,775,625
Herman Miller, Inc.	46,910	1,488,454
HNI Corp.	40,100	1,721,894
Huron Consulting Group, Inc. *	12,600	608,580
ICF International, Inc. *	23,600	723,812
IHS, Inc., Class A *	14,210	1,698,664
Insperity, Inc.	23,660	1,099,244
Interface, Inc.	46,885	916,602
KAR Auction Services, Inc.	64,700	2,484,480
Kelly Services, Inc., Class A	154,500	2,441,100
Kforce, Inc.	40,900	1,149,699
Knoll, Inc.	42,700	992,348
Korn/Ferry International	30,130	1,095,828
Matthews International Corp., Class A	28,615	1,651,944
McGrath RentCorp	25,625	770,031
Mobile Mini, Inc.	18,800	643,712
MSA Safety, Inc.	24,725	1,075,043
Navigant Consulting, Inc. *	70,525	1,213,030
On Assignment, Inc. *	20,500	924,755
Quad Graphics, Inc.	117,600	1,517,040
Resources Connection, Inc.	65,660	1,178,597
Rollins, Inc.	40,733	1,092,459
Steelcase, Inc., Class A	122,900	2,385,489
See financial notes    9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Stericycle, Inc. *	21,100	2,560,907
Team, Inc. *	17,700	619,500
Tetra Tech, Inc.	74,395	2,001,226
The Brink's Co.	90,700	2,809,886
TrueBlue, Inc. *	51,130	1,481,236
UniFirst Corp.	12,605	1,324,407
Viad Corp.	36,165	1,088,928
Waste Connections, Inc.	52,000	2,832,960
West Corp.	40,400	961,924
		70,331,981
Consumer Durables & Apparel 3.2%
Arctic Cat, Inc.	22,600	464,204
Brunswick Corp.	23,400	1,259,154
Carter's, Inc.	29,500	2,680,960
Columbia Sportswear Co.	19,260	1,056,411
Crocs, Inc. *	89,060	961,848
D.R. Horton, Inc.	132,300	3,894,912
Deckers Outdoor Corp. *	33,350	1,856,261
G-III Apparel Group Ltd. *	19,700	1,085,273
Hanesbrands, Inc.	104,600	3,340,924
Harman International Industries, Inc.	32,300	3,551,708
Helen of Troy Ltd. *	16,230	1,610,178
Iconix Brand Group, Inc. *	51,100	782,852
La-Z-Boy, Inc.	52,620	1,502,301
Lennar Corp., Class A	44,600	2,233,122
lululemon athletica, Inc. *	27,400	1,347,258
M.D.C. Holdings, Inc.	42,900	1,114,971
Meritage Homes Corp. *	18,800	662,888
Michael Kors Holdings Ltd. *	50,000	1,932,000
Oxford Industries, Inc.	11,100	808,302
PulteGroup, Inc.	120,900	2,216,097
Skechers U.S.A., Inc., Class A *	49,035	1,529,892
Smith & Wesson Holding Corp. *	23,600	421,496
Steven Madden Ltd. *	35,122	1,224,002
Sturm, Ruger & Co., Inc.	17,300	985,062
Tempur Sealy International, Inc. *	39,615	3,083,631
Toll Brothers, Inc. *	38,600	1,388,442
Under Armour, Inc., Class A *	20,360	1,935,829
Wolverine World Wide, Inc.	54,480	1,011,694
		45,941,672
Consumer Services 4.5%
Ascent Capital Group, Inc., Class A *	10,300	224,334
Bloomin' Brands, Inc.	36,100	612,617
Bob Evans Farms, Inc.	52,455	2,269,728
Boyd Gaming Corp. *	69,800	1,395,302
Buffalo Wild Wings, Inc. *	6,000	925,620
Caesars Entertainment Corp. *	52,900	425,845
Capella Education Co.	17,800	803,670
Career Education Corp. *	439,200	1,585,512
Choice Hotels International, Inc.	27,440	1,435,386
Churchill Downs, Inc.	6,700	983,761
Cracker Barrel Old Country Store, Inc. (a)	11,220	1,542,301
DineEquity, Inc.	11,730	978,869
Domino's Pizza, Inc.	17,100	1,824,057
Dunkin' Brands Group, Inc.	34,900	1,445,209
Security	Number of Shares	Value ($)
Grand Canyon Education, Inc. *	8,600	357,416
Hilton Worldwide Holdings, Inc.	77,800	1,944,222
Houghton Mifflin Harcourt Co. *	47,600	932,484
Hyatt Hotels Corp., Class A *	21,400	1,078,560
International Speedway Corp., Class A	30,050	1,042,434
Jack in the Box, Inc.	28,200	2,101,746
K12, Inc. *	25,800	250,518
La Quinta Holdings, Inc. *	16,500	249,975
Marriott Vacations Worldwide Corp.	15,600	1,004,640
Norwegian Cruise Line Holdings Ltd. *	26,000	1,654,120
Panera Bread Co., Class A *	16,675	2,957,645
Papa John's International, Inc.	16,020	1,124,123
Penn National Gaming, Inc. *	88,200	1,575,252
Pinnacle Entertainment, Inc. *	30,875	1,080,934
Red Robin Gourmet Burgers, Inc. *	13,680	1,024,495
Regis Corp. *	125,700	2,076,564
Ruby Tuesday, Inc. *	176,550	923,357
SeaWorld Entertainment, Inc.	138,900	2,768,277
Service Corp. International	144,300	4,077,918
Six Flags Entertainment Corp.	33,500	1,743,340
Sotheby's	28,220	977,823
Steiner Leisure Ltd. *	16,860	1,068,250
Strayer Education, Inc. *	35,600	1,883,952
Texas Roadhouse, Inc.	48,610	1,669,753
The Cheesecake Factory, Inc.	53,435	2,575,567
The Wendy's Co.	289,600	2,652,736
Vail Resorts, Inc.	16,160	1,844,987
Weight Watchers International, Inc. *(a)	292,192	4,493,913
		63,587,212
Diversified Financials 3.8%
Affiliated Managers Group, Inc. *	11,300	2,036,938
BGC Partners, Inc., Class A	99,500	860,675
Cash America International, Inc.	63,505	2,192,827
CBOE Holdings, Inc.	34,900	2,339,696
Credit Acceptance Corp. *	2,100	397,089
E*TRADE Financial Corp. *	126,500	3,606,515
Eaton Vance Corp.	83,100	3,000,741
Evercore Partners, Inc., Class A	7,100	383,400
Ezcorp, Inc., Class A *	151,200	1,006,992
FactSet Research Systems, Inc.	13,465	2,357,991
Federated Investors, Inc., Class B	99,100	3,045,343
First Cash Financial Services, Inc. *	20,590	785,508
Greenhill & Co., Inc.	36,935	953,662
Intercontinental Exchange, Inc.	12,400	3,129,760
Janus Capital Group, Inc.	76,900	1,194,257
Lazard Ltd., Class A	33,900	1,570,248
LPL Financial Holdings, Inc. (a)	63,200	2,692,320
MarketAxess Holdings, Inc.	3,500	354,585
Morningstar, Inc.	10,300	845,733
MSCI, Inc.	29,600	1,983,200
Nelnet, Inc., Class A	22,440	802,903
PRA Group, Inc. *	16,100	882,280
Raymond James Financial, Inc.	48,900	2,694,879
Santander Consumer USA Holdings, Inc. *	100,400	1,808,204
SEI Investments Co.	68,300	3,539,306
Springleaf Holdings, Inc. *	10,600	497,246
10    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Stifel Financial Corp. *	19,060	846,836
Synchrony Financial *(a)	45,700	1,405,732
TD Ameritrade Holding Corp.	96,900	3,340,143
Waddell & Reed Financial, Inc., Class A	64,300	2,375,242
World Acceptance Corp. *(a)	26,760	1,020,359
		53,950,610
Energy 5.2%
Alon USA Energy, Inc.	60,700	1,016,725
Atwood Oceanics, Inc. (a)	78,600	1,300,830
Basic Energy Services, Inc. *(a)	141,985	526,764
Bill Barrett Corp. *	225,900	1,100,133
Bristow Group, Inc.	42,900	1,489,917
Cabot Oil & Gas Corp.	95,900	2,081,989
CARBO Ceramics, Inc. (a)	40,080	702,202
Cloud Peak Energy, Inc. *	345,500	1,026,135
Concho Resources, Inc. *	27,100	3,141,161
Contango Oil & Gas Co. *	29,400	224,910
Continental Resources, Inc. *	21,600	732,456
CVR Energy, Inc.	26,800	1,191,528
Dril-Quip, Inc. *	19,785	1,217,964
Energy XXI Ltd. (a)	727,200	1,258,056
Exterran Holdings, Inc.	91,300	1,984,862
Forum Energy Technologies, Inc. *	51,600	683,700
Frontline Ltd. *(a)	896,300	2,832,308
Golar LNG Ltd.	27,000	783,270
Green Plains, Inc.	54,300	1,113,693
Gulfmark Offshore, Inc., Class A (a)	67,805	423,103
Helix Energy Solutions Group, Inc. *	148,800	860,064
Hornbeck Offshore Services, Inc. *	43,780	591,468
Key Energy Services, Inc. *	1,402,500	736,873
Matrix Service Co. *	38,400	871,680
McDermott International, Inc. *	784,600	3,617,006
Newpark Resources, Inc. *	131,940	746,780
Nordic American Tankers Ltd. (a)	67,285	1,028,115
North Atlantic Drilling Ltd. *	856,300	706,876
Oasis Petroleum, Inc. *	39,200	455,896
Oil States International, Inc. *	78,800	2,364,788
Parker Drilling Co. *	361,010	1,032,489
PBF Energy, Inc., Class A	68,000	2,312,000
PDC Energy, Inc. *	17,555	1,059,269
Pioneer Energy Services Corp. *	211,700	489,027
Range Resources Corp.	61,300	1,865,972
Renewable Energy Group, Inc. *	50,900	401,601
Rowan Cos. plc, Class A	162,900	3,205,872
RPC, Inc.	76,700	846,001
SandRidge Energy, Inc. *	1,606,000	594,702
SEACOR Holdings, Inc. *	52,500	3,067,050
SemGroup Corp., Class A	24,800	1,129,640
Seventy Seven Energy, Inc. *(a)	304,400	347,016
Ship Finance International Ltd. (a)	69,500	1,187,755
SM Energy Co.	72,500	2,417,875
Stone Energy Corp. *	169,100	945,269
Targa Resources Corp.	27,100	1,548,765
Teekay Corp.	46,300	1,487,619
Tesco Corp.	40,000	320,000
TETRA Technologies, Inc. *	178,060	1,200,124
Tidewater, Inc. (a)	132,000	1,630,200
Unit Corp. *	111,700	1,408,537
US Silica Holdings, Inc. (a)	14,700	265,482
Security	Number of Shares	Value ($)
W&T Offshore, Inc. (a)	220,300	718,178
Western Refining, Inc.	89,300	3,716,666
WPX Energy, Inc. *	531,100	3,643,346
		73,651,707
Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	31,900	1,593,086
PriceSmart, Inc.	13,740	1,181,365
Rite Aid Corp. *	324,000	2,553,120
SpartanNash, Co.	69,300	1,933,470
Sprouts Farmers Market, Inc. *	17,500	356,650
SUPERVALU, Inc. *	370,900	2,436,813
The Andersons, Inc.	51,537	1,824,410
The Fresh Market, Inc. *	34,700	864,724
		12,743,638
Food, Beverage & Tobacco 2.6%
B&G Foods, Inc.	35,300	1,281,037
Cal-Maine Foods, Inc. (a)	23,400	1,250,964
Darling Ingredients, Inc. *	124,520	1,260,142
Dean Foods Co.	87,500	1,584,625
Flowers Foods, Inc.	135,250	3,651,750
Fresh Del Monte Produce, Inc.	75,900	3,463,317
J&J Snack Foods Corp.	10,035	1,232,198
Keurig Green Mountain, Inc.	31,980	1,622,985
Lancaster Colony Corp.	18,965	2,156,700
Pilgrim's Pride Corp. (a)	40,400	767,196
Pinnacle Foods, Inc.	32,600	1,437,008
Post Holdings, Inc. *	27,300	1,754,571
Sanderson Farms, Inc. (a)	29,000	2,015,790
Seaboard Corp. *	422	1,421,296
Snyder's-Lance, Inc.	43,160	1,533,906
The Boston Beer Co., Inc., Class A *	1,600	351,344
The Hain Celestial Group, Inc. *	21,740	1,083,739
The WhiteWave Foods Co. *	42,200	1,729,356
TreeHouse Foods, Inc. *	24,985	2,139,716
Universal Corp.	71,000	3,834,710
Vector Group Ltd.	56,989	1,381,983
		36,954,333
Health Care Equipment & Services 4.6%
Air Methods Corp. *	22,900	937,297
Alere, Inc. *	43,400	2,001,608
Align Technology, Inc. *	13,800	903,348
Allscripts Healthcare Solutions, Inc. *	192,800	2,710,768
Amedisys, Inc. *	42,370	1,677,005
Amsurg Corp. *	20,825	1,459,624
Analogic Corp.	10,565	925,705
Brookdale Senior Living, Inc. *	58,600	1,225,326
Chemed Corp.	19,295	3,034,911
CONMED Corp.	18,895	766,381
Edwards Lifesciences Corp. *	20,200	3,174,430
Envision Healthcare Holdings, Inc. *	42,300	1,192,860
Greatbatch, Inc. *	15,500	828,475
Haemonetics Corp. *	31,300	1,057,314
Halyard Health, Inc. *	36,900	1,095,192
Hanger, Inc. *	44,600	643,132
HealthSouth Corp.	42,400	1,476,792
Hill-Rom Holdings, Inc.	47,100	2,481,699
See financial notes    11

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
IDEXX Laboratories, Inc. *	42,600	2,923,212
IMS Health Holdings, Inc. *	15,900	432,798
Integra LifeSciences Holdings Corp. *	13,220	787,515
Invacare Corp.	84,865	1,466,467
Kindred Healthcare, Inc.	142,422	1,908,455
LivaNova plc *	21,400	1,418,392
Masimo Corp. *	32,900	1,305,472
MedAssets, Inc. *	15,000	355,200
MEDNAX, Inc. *	39,300	2,769,471
Meridian Bioscience, Inc.	17,900	340,279
Molina Healthcare, Inc. *	30,657	1,900,734
Orthofix International N.V. *	24,500	834,225
PharMerica Corp. *	58,640	1,675,345
Quality Systems, Inc.	59,700	838,785
Select Medical Holdings Corp.	130,400	1,473,520
Sirona Dental Systems, Inc. *	17,890	1,952,336
STERIS Corp. (a)	52,300	3,919,885
Team Health Holdings, Inc. *	12,900	769,743
Teleflex, Inc.	21,100	2,806,300
The Cooper Cos., Inc.	14,100	2,148,276
Triple-S Management Corp., Class B *	65,000	1,338,350
VCA, Inc. *	39,100	2,141,507
West Pharmaceutical Services, Inc.	29,780	1,787,098
		64,885,232
Household & Personal Products 0.4%
Elizabeth Arden, Inc. *(a)	65,770	824,756
Nu Skin Enterprises, Inc., Class A	66,320	2,534,087
Spectrum Brands Holdings, Inc.	10,700	1,025,595
WD-40 Co.	10,415	995,466
		5,379,904
Insurance 4.0%
Allied World Assurance Co. Holdings AG	81,500	2,963,340
Ambac Financial Group, Inc. *	54,400	878,560
American Equity Investment Life Holding Co.	58,515	1,502,665
AmTrust Financial Services, Inc.	4,900	334,278
Argo Group International Holdings Ltd.	27,564	1,723,301
Aspen Insurance Holdings Ltd.	73,200	3,558,252
Assured Guaranty Ltd.	110,000	3,018,400
Brown & Brown, Inc.	67,100	2,165,317
CNA Financial Corp.	8,100	296,136
CNO Financial Group, Inc.	200,500	3,851,605
Employers Holdings, Inc.	46,700	1,236,149
Endurance Specialty Holdings Ltd.	67,696	4,273,648
Horace Mann Educators Corp.	28,590	978,922
Infinity Property & Casualty Corp.	15,865	1,277,450
Kemper Corp.	78,400	2,800,448
Maiden Holdings Ltd.	21,000	326,550
Markel Corp. *	3,582	3,109,176
MBIA, Inc. *	123,200	925,232
Mercury General Corp.	35,600	1,922,756
Primerica, Inc.	73,800	3,515,094
ProAssurance Corp.	46,100	2,441,456
RLI Corp.	37,500	2,281,875
Security	Number of Shares	Value ($)
Safety Insurance Group, Inc.	16,005	927,490
Selective Insurance Group, Inc.	40,500	1,477,845
StanCorp Financial Group, Inc.	34,200	3,923,424
Stewart Information Services Corp.	29,000	1,164,930
Symetra Financial Corp.	41,000	1,300,930
The Hanover Insurance Group, Inc.	37,400	3,150,950
		57,326,179
Materials 5.5%
A. Schulman, Inc.	45,133	1,619,823
Axalta Coating Systems Ltd. *	14,300	395,109
Axiall Corp.	72,624	1,470,636
Berry Plastics Group, Inc. *	46,700	1,564,450
Boise Cascade Co. *	34,400	1,029,592
Cabot Corp.	84,700	3,044,118
Calgon Carbon Corp.	39,200	674,240
Carpenter Technology Corp.	50,300	1,675,493
Century Aluminum Co. *	65,800	238,196
Chemtura Corp. *	90,100	2,877,794
Clearwater Paper Corp. *	26,460	1,334,378
Coeur Mining, Inc. *	308,000	831,600
Compass Minerals International, Inc.	23,730	1,927,825
Crown Holdings, Inc. *	71,800	3,808,272
Eagle Materials, Inc.	12,070	796,982
Ferro Corp. *	69,930	873,426
Globe Specialty Metals, Inc.	37,200	469,464
Greif, Inc., Class A	65,300	2,140,534
H.B. Fuller Co.	46,580	1,769,574
Hecla Mining Co.	327,300	677,511
Innophos Holdings, Inc.	27,350	1,162,101
Innospec, Inc.	21,080	1,164,459
Intrepid Potash, Inc. *	72,500	279,850
Kaiser Aluminum Corp.	23,380	1,900,560
KapStone Paper & Packaging Corp.	42,400	922,200
Koppers Holdings, Inc.	46,560	882,778
Kraton Performance Polymers, Inc. *	59,200	1,207,088
Louisiana-Pacific Corp. *	63,000	1,112,580
LSB Industries, Inc. *	21,400	334,910
Martin Marietta Materials, Inc.	22,200	3,444,330
Materion Corp.	30,760	927,414
Minerals Technologies, Inc.	25,620	1,510,043
Myers Industries, Inc.	39,005	608,868
Neenah Paper, Inc.	6,100	411,201
NewMarket Corp.	5,895	2,321,097
Olin Corp.	105,600	2,025,408
P.H. Glatfelter Co.	73,845	1,432,593
PolyOne Corp.	54,500	1,822,480
Quaker Chemical Corp.	9,600	762,048
Royal Gold, Inc.	7,400	354,016
Schnitzer Steel Industries, Inc., Class A	165,310	2,787,127
Schweitzer-Mauduit International, Inc.	28,972	1,124,693
Sealed Air Corp.	93,000	4,568,160
Sensient Technologies Corp.	36,800	2,401,936
Silgan Holdings, Inc.	48,500	2,467,195
Stepan Co.	32,730	1,732,399
Stillwater Mining Co. *	66,570	621,764
12    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
SunCoke Energy, Inc.	83,500	414,160
The Scotts Miracle-Gro Co., Class A	38,300	2,533,928
Tronox Ltd., Class A	110,900	688,689
W.R. Grace & Co. *	18,400	1,845,520
Westlake Chemical Corp.	25,100	1,512,777
Worthington Industries, Inc.	71,900	2,207,330
		78,710,719
Media 1.8%
AMC Networks, Inc., Class A *	16,800	1,241,352
Cinemark Holdings, Inc.	89,300	3,164,792
DreamWorks Animation SKG, Inc., Class A *	69,300	1,402,632
John Wiley & Sons, Inc., Class A	35,500	1,857,715
Liberty Broadband Corp., Class A *	900	49,104
Liberty Broadband Corp., Class C *	6,200	333,374
Lions Gate Entertainment Corp.	27,100	1,056,087
Live Nation Entertainment, Inc. *	79,500	2,168,760
Loral Space & Communications, Inc. *	23,000	1,028,330
Meredith Corp.	35,200	1,655,104
MSG Networks, Inc., Class A *	16,800	344,736
National CineMedia, Inc.	73,100	1,038,020
Regal Entertainment Group, Class A	102,700	1,990,326
Scholastic Corp.	52,800	2,157,936
Sinclair Broadcast Group, Inc., Class A	39,919	1,197,969
Sirius XM Holdings, Inc. *	679,900	2,773,992
Starz, Class A *	14,600	489,246
The New York Times Co., Class A	116,800	1,551,104
Tribune Media Co., Class A	15,800	637,214
		26,137,793
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alexion Pharmaceuticals, Inc. *	9,200	1,619,200
Bio-Rad Laboratories, Inc., Class A *	15,100	2,106,148
Bio-Techne Corp.	16,065	1,416,933
Bruker Corp. *	49,700	912,989
Charles River Laboratories International, Inc. *	39,400	2,570,456
Endo International plc *	39,100	2,345,609
Illumina, Inc. *	9,560	1,369,757
Impax Laboratories, Inc. *	28,900	1,000,807
Jazz Pharmaceuticals plc *	2,600	356,928
Mallinckrodt plc *	26,821	1,761,335
Myriad Genetics, Inc. *(a)	39,300	1,586,541
PAREXEL International Corp. *	19,320	1,219,478
PDL BioPharma, Inc.	256,150	1,173,167
PerkinElmer, Inc.	60,300	3,113,892
Prestige Brands Holdings, Inc. *	6,800	333,268
QIAGEN N.V. *	84,000	2,030,280
Quintiles Transnational Holdings, Inc. *	25,300	1,610,345
Regeneron Pharmaceuticals, Inc. *	1,000	557,390
United Therapeutics Corp. *	8,800	1,290,344
		28,374,867
Security	Number of Shares	Value ($)
Real Estate 9.9%
Alexandria Real Estate Equities, Inc.	25,900	2,324,266
Altisource Portfolio Solutions S.A. *	11,300	302,953
American Campus Communities, Inc.	40,260	1,633,348
Anworth Mortgage Asset Corp.	208,455	994,330
Apartment Investment & Management Co., Class A	75,500	2,958,845
BioMed Realty Trust, Inc.	94,700	2,216,927
Brandywine Realty Trust	125,100	1,688,850
Brixmor Property Group, Inc.	31,100	796,782
Camden Property Trust	37,900	2,796,641
Capstead Mortgage Corp.	108,350	1,045,577
CBL & Associates Properties, Inc.	127,200	1,854,576
CBRE Group, Inc., Class A *	86,100	3,209,808
Chambers Street Properties	48,600	344,088
Chimera Investment Corp.	132,400	1,864,192
Columbia Property Trust, Inc.	106,100	2,635,524
Corporate Office Properties Trust	67,400	1,550,200
CubeSmart	14,200	395,044
DCT Industrial Trust, Inc.	34,650	1,286,208
DDR Corp.	107,600	1,807,680
DiamondRock Hospitality Co.	98,700	1,152,816
Douglas Emmett, Inc.	60,900	1,860,495
Duke Realty Corp.	159,300	3,297,510
DuPont Fabros Technology, Inc.	12,300	394,707
EastGroup Properties, Inc.	14,650	822,744
EPR Properties	28,300	1,607,723
Equinix, Inc.	10,307	3,057,881
Equity Commonwealth *	109,200	3,135,132
Equity LifeStyle Properties, Inc.	21,540	1,302,739
Equity One, Inc.	25,300	672,474
Essex Property Trust, Inc.	10,709	2,360,692
Extra Space Storage, Inc.	19,865	1,574,103
Federal Realty Investment Trust	21,200	3,041,988
Forest City Enterprises, Inc., Class A *	15,700	346,970
Franklin Street Properties Corp.	60,100	626,242
Government Properties Income Trust	37,300	607,244
Hatteras Financial Corp.	94,700	1,355,157
Healthcare Realty Trust, Inc.	55,100	1,452,436
Healthcare Trust of America, Inc., Class A	38,100	1,002,411
Hersha Hospitality Trust	25,625	615,256
Highwoods Properties, Inc.	47,600	2,068,220
HomeBanc Corp. *(b)(c)	6,875	—
Invesco Mortgage Capital, Inc.	104,400	1,258,020
Investors Real Estate Trust	92,300	749,476
Jones Lang LaSalle, Inc.	21,900	3,650,949
Kilroy Realty Corp.	22,100	1,455,064
Lamar Advertising Co., Class A	33,600	1,896,048
LaSalle Hotel Properties	39,140	1,151,107
Lexington Realty Trust	137,100	1,211,964
Liberty Property Trust	100,300	3,412,206
Mack-Cali Realty Corp.	150,300	3,270,528
Medical Properties Trust, Inc.	57,800	653,140
MFA Financial, Inc.	318,200	2,201,944
Mid-America Apartment Communities, Inc.	23,221	1,978,197
See financial notes    13

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
National Retail Properties, Inc.	41,000	1,558,000
New Residential Investment Corp.	51,500	624,695
NorthStar Realty Finance Corp.	64,666	776,639
Omega Healthcare Investors, Inc.	40,490	1,397,715
Outfront Media, Inc.	54,200	1,279,662
Pennsylvania Real Estate Investment Trust	45,200	1,016,096
PennyMac Mortgage Investment Trust	61,500	899,130
Piedmont Office Realty Trust, Inc., Class A	174,900	3,389,562
Post Properties, Inc.	17,920	1,070,541
Potlatch Corp.	33,000	1,030,920
PS Business Parks, Inc.	10,250	879,348
Rayonier, Inc.	148,400	3,361,260
Realogy Holdings Corp. *	34,700	1,356,770
Realty Income Corp.	48,300	2,388,918
Redwood Trust, Inc.	75,700	1,005,296
Regency Centers Corp.	38,200	2,596,072
Retail Properties of America, Inc., Class A	141,500	2,118,255
RLJ Lodging Trust	45,500	1,141,595
Ryman Hospitality Properties, Inc.	21,300	1,120,380
Sabra Health Care REIT, Inc.	41,100	932,148
Senior Housing Properties Trust	130,900	1,988,371
SL Green Realty Corp.	22,200	2,633,364
Sovran Self Storage, Inc.	11,170	1,115,548
Spirit Realty Capital, Inc.	42,600	433,668
Starwood Property Trust, Inc.	58,300	1,171,247
Sun Communities, Inc.	14,355	962,072
Sunstone Hotel Investors, Inc.	62,027	896,910
Tanger Factory Outlet Centers, Inc.	36,580	1,278,471
Taubman Centers, Inc.	23,700	1,824,426
The Geo Group, Inc.	47,036	1,517,852
Two Harbors Investment Corp.	109,500	926,370
UDR, Inc.	94,300	3,249,578
Washington Real Estate Investment Trust	53,000	1,431,530
Weingarten Realty Investors	70,500	2,521,080
Western Asset Mortgage Capital Corp. (a)	24,300	277,506
WP Carey, Inc.	22,700	1,438,499
		140,558,916
Retailing 5.3%
Asbury Automotive Group, Inc. *	24,300	1,924,560
Ascena Retail Group, Inc. *	230,500	3,070,260
Barnes & Noble, Inc.	101,300	1,315,887
Burlington Stores, Inc. *	41,200	1,980,896
Cabela's, Inc. *	25,200	987,084
Caleres, Inc.	57,242	1,749,315
Citi Trends, Inc.	13,000	345,410
Conn's, Inc. *(a)	10,100	191,597
DSW, Inc., Class A	72,836	1,816,530
Express, Inc. *	127,800	2,466,540
Five Below, Inc. *	24,400	837,896
Fred's, Inc., Class A	134,970	1,866,635
Genesco, Inc. *	35,400	2,217,810
GNC Holdings, Inc., Class A	71,700	2,133,075
Group 1 Automotive, Inc.	39,100	3,399,745
Haverty Furniture Cos., Inc.	15,400	360,514
Security	Number of Shares	Value ($)
Hibbett Sports, Inc. *	26,185	894,480
HSN, Inc.	30,300	1,874,055
Lands' End, Inc. *(a)	17,300	426,964
Liberty TripAdvisor Holdings, Inc., Class A *	15,300	477,207
Lithia Motors, Inc., Class A	13,435	1,577,135
Lumber Liquidators Holdings, Inc. *	38,000	525,160
Monro Muffler Brake, Inc.	15,940	1,182,270
Netflix, Inc. *	37,840	4,101,099
Nutrisystem, Inc.	44,330	1,025,353
Outerwall, Inc.	34,025	2,041,500
Penske Automotive Group, Inc.	50,000	2,442,000
Pier 1 Imports, Inc.	168,585	1,250,901
Pool Corp.	27,780	2,265,181
Restoration Hardware Holdings, Inc. *	3,600	371,124
Sally Beauty Holdings, Inc. *	76,865	1,807,096
Sears Holdings Corp. *(a)	131,900	3,082,503
Select Comfort Corp. *	29,470	624,764
Shutterfly, Inc. *	8,000	333,680
Sonic Automotive, Inc., Class A	87,200	2,174,768
Stage Stores, Inc.	106,455	1,035,807
Stein Mart, Inc.	62,700	555,522
The Buckle, Inc.	43,522	1,542,420
The Cato Corp., Class A	39,495	1,491,331
The Children's Place, Inc.	41,960	2,251,993
The Finish Line, Inc., Class A	84,152	1,567,752
The Men's Wearhouse, Inc.	67,900	2,714,642
The Michaels Cos., Inc. *	11,700	273,546
The Pep Boys - Manny, Moe & Jack *	139,015	2,090,785
Travelport Worldwide Ltd.	44,900	608,395
TripAdvisor, Inc. *	13,700	1,147,786
Tuesday Morning Corp. *	61,900	334,879
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,900	2,765,964
Vitamin Shoppe, Inc. *	26,500	760,285
Zumiez, Inc. *	16,000	279,680
		74,561,781
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc. *(a)	1,098,700	2,329,244
Amkor Technology, Inc. *	189,700	1,179,934
Atmel Corp.	370,300	2,814,280
Brooks Automation, Inc.	70,090	773,794
Cabot Microelectronics Corp. *	30,830	1,300,101
Cirrus Logic, Inc. *	46,335	1,428,508
Cree, Inc. *	59,500	1,498,805
Cypress Semiconductor Corp. *	195,103	2,056,386
Diodes, Inc. *	28,600	654,940
Entegris, Inc. *	85,745	1,100,108
Fairchild Semiconductor International, Inc. *	134,100	2,236,788
First Solar, Inc. *	62,200	3,549,754
Freescale Semiconductor Ltd. *	24,900	833,901
Integrated Device Technology, Inc. *	52,980	1,350,990
Intersil Corp., Class A	137,400	1,861,770
Microsemi Corp. *	30,945	1,114,329
MKS Instruments, Inc.	40,550	1,428,982
OmniVision Technologies, Inc. *	41,680	1,203,302
ON Semiconductor Corp. *	250,800	2,758,800
14    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Photronics, Inc. *	96,025	920,880
PMC-Sierra, Inc. *	132,725	1,582,082
Silicon Laboratories, Inc. *	34,390	1,718,468
Skyworks Solutions, Inc.	28,400	2,193,616
Synaptics, Inc. *	14,605	1,242,739
Teradyne, Inc.	117,700	2,297,504
Veeco Instruments, Inc. *	37,660	678,633
		42,108,638
Software & Services 5.5%
ACI Worldwide, Inc. *	33,800	809,510
Acxiom Corp. *	92,215	2,039,796
ANSYS, Inc. *	19,800	1,887,138
AVG Technologies N.V. *	18,100	428,970
Cadence Design Systems, Inc. *	54,100	1,202,102
Cardtronics, Inc. *	9,400	324,300
Cimpress N.V. *(a)	19,920	1,571,688
Convergys Corp.	153,300	3,935,211
CSG Systems International, Inc.	33,845	1,134,484
EarthLink Holdings Corp.	331,375	2,833,256
Euronet Worldwide, Inc. *	18,295	1,467,991
Everi Holdings, Inc. *	98,135	459,272
Fair Isaac Corp.	22,105	2,041,839
FleetCor Technologies, Inc. *	7,400	1,071,964
Gartner, Inc. *	23,700	2,148,879
Genpact Ltd. *	101,450	2,513,931
Heartland Payment Systems, Inc.	24,665	1,825,210
j2 Global, Inc.	16,085	1,247,392
Jack Henry & Associates, Inc.	33,180	2,566,141
LinkedIn Corp., Class A *	2,100	505,827
Manhattan Associates, Inc. *	19,080	1,389,978
ManTech International Corp., Class A	64,600	1,866,940
MAXIMUS, Inc.	29,080	1,983,256
Mentor Graphics Corp.	44,420	1,208,224
Monster Worldwide, Inc. *	288,600	1,809,522
NeuStar, Inc., Class A *(a)	91,975	2,500,800
Nuance Communications, Inc. *	92,200	1,564,634
Progress Software Corp. *	58,825	1,428,271
PTC, Inc. *	40,340	1,429,650
Rackspace Hosting, Inc. *	38,620	998,327
Red Hat, Inc. *	30,600	2,420,766
Rovi Corp. *	67,969	621,916
salesforce.com, Inc. *	30,933	2,403,803
Science Applications International Corp.	72,400	3,320,264
Solera Holdings, Inc.	27,860	1,522,828
SS&C Technologies Holdings, Inc.	5,400	400,410
Sykes Enterprises, Inc. *	52,955	1,535,695
Synopsys, Inc. *	51,600	2,578,968
Take-Two Interactive Software, Inc. *	64,055	2,126,626
Unisys Corp. *	94,800	1,270,320
United Online, Inc. *	43,100	503,408
Vantiv, Inc., Class A *	29,700	1,489,455
VeriFone Systems, Inc. *	34,500	1,039,830
Verint Systems, Inc. *	6,700	318,786
VeriSign, Inc. *	52,900	4,263,740
VMware, Inc., Class A *	12,500	751,875
WebMD Health Corp. *	35,400	1,439,364
Security	Number of Shares	Value ($)
WEX, Inc. *	9,700	872,127
Zynga, Inc., Class A *	125,700	297,909
		77,372,593
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	83,245	1,292,795
ARRIS Group, Inc. *	54,605	1,543,137
AVX Corp.	26,800	361,800
Belden, Inc.	24,440	1,564,893
Benchmark Electronics, Inc. *	119,900	2,371,622
Brocade Communications Systems, Inc.	279,400	2,911,348
CDW Corp.	43,000	1,921,670
Cognex Corp.	18,330	689,208
Coherent, Inc. *	23,540	1,275,868
CommScope Holding Co., Inc. *	53,200	1,725,276
Comtech Telecommunications Corp.	53,670	1,296,667
Diebold, Inc.	85,400	3,148,698
Dolby Laboratories, Inc., Class A	44,800	1,553,216
EchoStar Corp., Class A *	28,900	1,295,587
Electronics for Imaging, Inc. *	22,902	1,063,569
F5 Networks, Inc. *	27,040	2,979,808
Fabrinet *	39,100	847,297
FEI Co.	13,320	961,571
Finisar Corp. *	69,830	793,967
Harmonic, Inc. *	59,600	343,296
II-VI, Inc. *	18,900	342,468
Insight Enterprises, Inc. *	118,900	3,020,060
InterDigital, Inc.	27,300	1,385,202
IPG Photonics Corp. *	3,900	322,218
Itron, Inc. *	56,100	2,060,553
Knowles Corp. *(a)	82,100	1,367,786
Littelfuse, Inc.	11,045	1,103,727
Methode Electronics, Inc.	9,400	313,302
MTS Systems Corp.	12,180	804,245
National Instruments Corp.	51,842	1,579,626
NCR Corp. *	114,900	3,056,340
NETGEAR, Inc. *	40,050	1,658,070
OSI Systems, Inc. *	11,200	965,216
Plantronics, Inc.	26,810	1,437,552
Plexus Corp. *	58,480	2,024,578
Polycom, Inc. *	196,840	2,712,455
QLogic Corp. *	184,680	2,290,032
Rofin-Sinar Technologies, Inc. *	34,210	990,722
Sanmina Corp. *	150,900	3,119,103
ScanSource, Inc. *	55,440	1,913,235
Super Micro Computer, Inc. *	10,500	296,205
Trimble Navigation Ltd. *	93,500	2,127,125
TTM Technologies, Inc. *	91,900	670,870
ViaSat, Inc. *	13,915	917,833
Viavi Solutions, Inc. *	151,500	901,425
Zebra Technologies Corp., Class A *	28,820	2,216,258
		69,537,499
Telecommunication Services 1.2%
Cincinnati Bell, Inc. *	479,200	1,806,584
Consolidated Communications Holdings, Inc.	50,014	1,105,309
See financial notes    15

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
General Communication, Inc., Class A *	20,600	419,519
Inteliquent, Inc.	42,500	880,600
Intelsat S.A. *(a)	98,700	653,394
Iridium Communications, Inc. *	43,900	360,419
Level 3 Communications, Inc. *	63,230	3,221,569
NTELOS Holdings Corp. *	124,720	1,146,177
SBA Communications Corp., Class A *	20,905	2,488,113
T-Mobile US, Inc. *	72,300	2,739,447
Vonage Holdings Corp. *	222,600	1,351,182
Zayo Group Holdings, Inc. *	13,000	344,890
		16,517,203
Transportation 3.1%
Allegiant Travel Co.	6,100	1,204,445
AMERCO	3,600	1,462,716
American Airlines Group, Inc.	73,100	3,378,682
ArcBest Corp.	37,640	974,876
Atlas Air Worldwide Holdings, Inc. *	33,100	1,365,044
Copa Holdings S.A., Class A (a)	32,100	1,621,692
Forward Air Corp.	19,825	899,262
Genesee & Wyoming, Inc., Class A *	14,165	950,472
Hawaiian Holdings, Inc. *	33,740	1,170,778
Heartland Express, Inc.	42,665	803,382
Hub Group, Inc., Class A *	51,510	2,059,370
Kirby Corp. *	32,500	2,121,925
Knight Transportation, Inc.	49,525	1,258,925
Landstar System, Inc.	40,770	2,570,141
Macquarie Infrastructure Corp.	7,700	612,535
Marten Transport Ltd.	15,200	249,128
Matson, Inc.	29,500	1,351,985
Navios Maritime Holdings, Inc.	306,300	646,293
Old Dominion Freight Line, Inc. *	24,475	1,515,981
Republic Airways Holdings, Inc. *	202,700	1,167,552
Saia, Inc. *	20,450	482,825
SkyWest, Inc.	216,900	4,129,776
Southwest Airlines Co.	76,600	3,545,814
Spirit Airlines, Inc. *	21,000	779,520
Swift Transportation Co. *	53,400	834,642
United Continental Holdings, Inc. *	40,200	2,424,462
UTi Worldwide, Inc. *	254,700	1,816,011
Werner Enterprises, Inc.	72,700	1,923,642
Wesco Aircraft Holdings, Inc. *	23,900	297,794
		43,619,670
Utilities 4.2%
ALLETE, Inc.	36,600	1,837,686
American States Water Co.	23,830	971,073
Aqua America, Inc.	93,375	2,670,525
Avista Corp.	72,200	2,443,970
Black Hills Corp.	48,300	2,211,174
California Water Service Group	37,880	846,997
Cleco Corp.	47,200	2,501,600
Dynegy, Inc. *	54,300	1,055,049
El Paso Electric Co.	51,090	1,975,650
Hawaiian Electric Industries, Inc.	105,200	3,078,152
IDACORP, Inc.	38,400	2,567,040
ITC Holdings Corp.	62,200	2,035,184
MGE Energy, Inc.	26,050	1,075,083
Security	Number of Shares	Value ($)
New Jersey Resources Corp.	82,600	2,616,768
Northwest Natural Gas Co.	33,705	1,610,088
NorthWestern Corp.	38,200	2,070,058
ONE Gas, Inc.	20,700	1,010,988
Otter Tail Corp.	46,380	1,272,667
Piedmont Natural Gas Co., Inc.	64,800	3,713,688
PNM Resources, Inc.	98,500	2,769,820
Portland General Electric Co.	88,800	3,292,704
Questar Corp.	128,000	2,643,200
South Jersey Industries, Inc.	49,680	1,317,017
Southwest Gas Corp.	49,700	3,054,562
The Empire District Electric Co.	52,910	1,193,120
The Laclede Group, Inc.	32,140	1,882,440
UIL Holdings Corp.	46,200	2,355,738
WGL Holdings, Inc.	55,400	3,447,542
		59,519,583
Total Common Stock
(Cost $1,209,007,594)		1,401,645,072

Rights 0.0% of net assets
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(c)	19,700	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	105,700	266,364
Total Rights
(Cost $266,857)		266,364

Other Investment Companies 3.6% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	7,676,787	7,676,787
Securities Lending Collateral 3.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	42,673,850	42,673,850
Total Other Investment Companies
(Cost $50,350,637)		50,350,637

End of Investments.

16    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings continued

At 10/31/15, the tax basis cost of the fund's investments was $1,266,175,700 and the unrealized appreciation and depreciation were $292,377,579 and ($106,291,206), respectively, with a net unrealized appreciation of $186,086,373.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $41,236,990.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	75	8,687,250	207,836
See financial notes    17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	1,164,973,487	1,158,703,379
0.5%	Preferred Stock	6,784,733	5,910,863
0.0%	Rights	127,301	123,592
1.3%	Other Investment Company	15,802,505	15,802,505
0.1%	Short-Term Investments	864,326	864,326
100.7%	Total Investments	1,188,552,352	1,181,404,665
(0.7%)	Other Assets and Liabilities, Net		(8,321,923)
100.0%	Net Assets		1,173,082,742

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 5.1%
Banks 1.6%
Australia & New Zealand Banking Group Ltd.	193,888	3,749,850
Bendigo & Adelaide Bank Ltd.	33,402	253,393
Commonwealth Bank of Australia	97,070	5,270,703
National Australia Bank Ltd.	194,796	4,159,799
Westpac Banking Corp. *	9,633	209,170
Westpac Banking Corp.	209,446	4,665,202
		18,308,117
Capital Goods 0.1%
CIMIC Group Ltd.	19,085	374,127
UGL Ltd. (c)	207,313	333,958
		708,085
Commercial & Professional Supplies 0.1%
Brambles Ltd.	91,025	670,306
Downer EDI Ltd.	126,343	317,488
		987,794
Consumer Services 0.1%
Tabcorp Holdings Ltd.	100,257	335,067
Tatts Group Ltd.	178,688	501,707
		836,774
Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	15,620	945,773
		945,773
Security	Number of Shares	Value ($)
Energy 0.3%
Caltex Australia Ltd.	20,882	467,470
Origin Energy Ltd.	145,471	565,271
Santos Ltd.	140,189	578,719
Woodside Petroleum Ltd.	55,514	1,164,293
WorleyParsons Ltd.	67,889	313,205
		3,088,958
Food & Staples Retailing 0.7%
Metcash Ltd.	675,235	568,755
Wesfarmers Ltd.	160,979	4,501,665
Woolworths Ltd.	182,542	3,127,167
		8,197,587
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	63,581	411,448
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	28,635	391,630
Insurance 0.4%
AMP Ltd.	229,633	931,348
Insurance Australia Group Ltd.	154,227	613,030
Medibank Pvt Ltd.	111,882	187,698
QBE Insurance Group Ltd.	154,803	1,449,071
Suncorp Group Ltd.	188,572	1,751,749
		4,932,896
Materials 1.1%
Amcor Ltd.	70,992	685,698
Arrium Ltd. *(c)	4,915,074	347,297
BHP Billiton Ltd.	412,632	6,767,469
BlueScope Steel Ltd.	182,620	575,540
Boral Ltd.	101,148	386,913
Fortescue Metals Group Ltd. (c)	202,008	298,495
Incitec Pivot Ltd.	182,985	510,993
Newcrest Mining Ltd. *	86,986	757,757
Orica Ltd.	58,782	687,654
Rio Tinto Ltd.	51,504	1,841,683
		12,859,499
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	18,233	1,211,952
Real Estate 0.2%
Lend Lease Group	47,812	439,750
Mirvac Group	229,311	293,116
Scentre Group	67,477	197,919
Stockland	213,071	611,524
Westfield Corp.	126,273	916,126
		2,458,435
Telecommunication Services 0.1%
Telstra Corp., Ltd.	451,494	1,729,964
Transportation 0.1%
Asciano Ltd.	83,166	484,318
Aurizon Holdings Ltd.	134,216	492,104
Qantas Airways Ltd. *	173,983	490,066
Transurban Group	44,186	327,420
		1,793,908
18    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Utilities 0.1%
AGL Energy Ltd.	64,450	764,290
APA Group	42,535	277,123
DUET Group	156,740	262,777
		1,304,190
		60,167,010
Austria 0.4%
Banks 0.2%
Erste Group Bank AG *	51,583	1,512,610
Raiffeisen Bank International AG *	33,899	534,919
		2,047,529
Energy 0.1%
OMV AG	57,157	1,521,963
Materials 0.1%
voestalpine AG	19,418	702,080
		4,271,572
Belgium 1.0%
Banks 0.1%
KBC Groep N.V.	12,651	769,202
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	4,011	325,572
Food & Staples Retailing 0.2%
Colruyt S.A.	9,225	456,298
Delhaize Group	23,253	2,157,618
		2,613,916
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	29,896	3,567,328
Insurance 0.1%
Ageas	30,668	1,352,393
Materials 0.1%
Solvay S.A.	5,592	631,734
Umicore S.A.	18,657	792,140
		1,423,874
Media 0.0%
Telenet Group Holding N.V. *	5,376	312,685
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	5,676	490,622
Telecommunication Services 0.1%
Proximus	20,922	724,002
		11,579,594
Canada 6.3%
Automobiles & Components 0.2%
Magna International, Inc.	42,627	2,248,056
Banks 1.5%
Bank of Montreal (c)	45,261	2,632,033
Canadian Imperial Bank of Commerce	29,261	2,244,029
National Bank of Canada	22,833	756,269
Royal Bank of Canada	84,744	4,845,755
Security	Number of Shares	Value ($)
The Bank of Nova Scotia	76,315	3,588,719
The Toronto-Dominion Bank	96,652	3,967,788
		18,034,593
Capital Goods 0.1%
Bombardier, Inc., Class B	260,553	282,950
Finning International, Inc.	20,617	329,531
SNC-Lavalin Group, Inc.	11,840	379,485
		991,966
Diversified Financials 0.1%
CI Financial Corp.	13,415	320,089
IGM Financial, Inc.	11,334	327,642
Onex Corp.	9,115	552,644
		1,200,375
Energy 1.8%
ARC Resources Ltd.	27,572	406,537
Baytex Energy Corp.	36,492	148,468
Bonavista Energy Corp.	64,722	144,531
Cameco Corp.	28,667	406,021
Canadian Natural Resources Ltd.	95,045	2,203,858
Canadian Oil Sands Ltd.	157,393	1,188,031
Cenovus Energy, Inc.	118,795	1,769,751
Crescent Point Energy Corp.	37,171	506,567
Enbridge, Inc.	33,958	1,451,447
Encana Corp.	184,897	1,406,948
Enerplus Corp. (c)	56,547	266,821
Gibson Energy, Inc.	16,253	216,649
Husky Energy, Inc.	52,495	709,381
Imperial Oil Ltd.	25,341	843,214
Inter Pipeline Ltd.	12,274	229,973
Pacific Exploration & Production Corp. (c)	116,614	227,413
Pembina Pipeline Corp.	14,478	363,943
Pengrowth Energy Corp. (c)	236,095	231,112
Penn West Petroleum Ltd. (c)	827,911	962,393
Suncor Energy, Inc.	166,359	4,950,313
TransCanada Corp.	52,572	1,769,018
Vermilion Energy, Inc.	7,654	269,318
		20,671,707
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	22,840	982,525
Empire Co., Ltd., Class A	30,000	628,403
George Weston Ltd.	7,211	607,277
Loblaw Cos., Ltd.	19,143	1,008,682
Metro, Inc.	34,394	983,475
		4,210,362
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	17,075	407,157
Insurance 0.5%
Fairfax Financial Holdings Ltd.	870	428,426
Great-West Lifeco, Inc.	17,554	465,296
Intact Financial Corp.	6,006	428,954
Manulife Financial Corp.	87,700	1,454,066
Power Corp. of Canada	44,944	1,010,175
Power Financial Corp.	23,314	576,788
Sun Life Financial, Inc.	33,675	1,135,720
		5,499,425
See financial notes    19

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.6%
Agrium, Inc.	13,353	1,242,270
Barrick Gold Corp.	180,739	1,389,130
First Quantum Minerals Ltd.	51,070	272,613
Goldcorp, Inc.	56,720	725,700
Kinross Gold Corp. *	214,592	431,613
Potash Corp. of Saskatchewan, Inc.	64,964	1,315,576
Teck Resources Ltd., Class B	133,168	780,106
Yamana Gold, Inc.	154,978	338,970
		6,495,978
Media 0.1%
Quebecor, Inc., Class B	11,625	273,733
Shaw Communications, Inc., Class B	30,055	624,039
Yellow Pages Ltd. *	36,379	471,013
		1,368,785
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,409	224,835
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	49,132	1,716,389
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	6,176	543,257
RONA, Inc.	33,450	349,184
		892,441
Software & Services 0.0%
CGI Group, Inc., Class A *	8,592	319,145
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	160,888	1,172,578
Celestica, Inc. *	31,066	348,293
		1,520,871
Telecommunication Services 0.3%
BCE, Inc.	39,212	1,694,908
Rogers Communications, Inc., Class B	35,341	1,406,235
TELUS Corp.	25,871	863,422
		3,964,565
Transportation 0.2%
Canadian National Railway Co.	36,117	2,206,076
Canadian Pacific Railway Ltd.	4,150	583,177
		2,789,253
Utilities 0.2%
Atco Ltd., Class I	9,489	271,042
Canadian Utilities Ltd., Class A	13,293	349,709
Emera, Inc.	9,798	321,005
Fortis, Inc.	17,427	504,445
TransAlta Corp.	71,621	334,114
		1,780,315
		74,336,218
Security	Number of Shares	Value ($)
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	31,963	879,419
Capital Goods 0.1%
FLSmidth & Co. A/S	7,581	286,976
Vestas Wind Systems A/S	9,493	553,482
		840,458
Commercial & Professional Supplies 0.0%
ISS A/S	3,280	115,378
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	10,658	873,201
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	50,709	2,692,824
Telecommunication Services 0.1%
TDC A/S	165,850	867,046
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	634	909,084
AP Moeller - Maersk A/S, Series B	981	1,447,780
DSV A/S	10,212	414,395
		2,771,259
		9,039,585
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	10,948	413,030
Capital Goods 0.1%
Kone Oyj, Class B	13,286	566,655
Metso Oyj	17,276	422,953
Wartsila Oyj Abp	11,850	505,888
		1,495,496
Energy 0.1%
Neste Oyj	19,633	478,702
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	22,438	716,318
Insurance 0.1%
Sampo Oyj, A Shares	22,659	1,107,517
Materials 0.2%
Stora Enso Oyj, R Shares	99,026	918,584
UPM-Kymmene Oyj	77,194	1,445,147
		2,363,731
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	10,511	375,426
Technology Hardware & Equipment 0.3%
Nokia Oyj	465,376	3,461,868
Telecommunication Services 0.0%
Elisa Oyj	11,394	429,283
Utilities 0.1%
Fortum Oyj	50,870	762,841
		11,604,212
20    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
France 11.0%
Automobiles & Components 0.4%
Faurecia	7,895	312,078
Peugeot S.A. *	105,510	1,853,757
Renault S.A.	23,934	2,255,159
Valeo S.A.	5,355	826,947
		5,247,941
Banks 1.0%
BNP Paribas S.A.	117,634	7,128,290
Credit Agricole S.A.	91,445	1,154,995
Societe Generale S.A.	81,493	3,784,796
		12,068,081
Capital Goods 1.7%
Airbus Group SE	22,992	1,601,053
Alstom S.A. *	31,390	1,021,750
Bouygues S.A.	45,997	1,738,549
Compagnie de Saint-Gobain	94,307	3,947,790
Eiffage S.A.	7,144	445,082
Legrand S.A.	15,658	858,121
Nexans S.A. *	8,525	338,877
Rexel S.A.	62,719	855,977
Safran S.A.	14,446	1,097,232
Schneider Electric SE	44,784	2,701,153
Thales S.A.	7,092	512,690
Vallourec S.A.	44,213	489,407
Vinci S.A.	62,373	4,199,340
Zodiac Aerospace	8,929	225,249
		20,032,270
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	12,911	291,606
Teleperformance	4,558	357,716
		649,322
Consumer Durables & Apparel 0.4%
Christian Dior SE	3,844	755,508
Kering	5,933	1,097,275
LVMH Moet Hennessy Louis Vuitton SE	14,721	2,740,601
		4,593,384
Consumer Services 0.1%
Accor S.A.	14,550	722,545
Sodexo S.A.	7,037	625,531
		1,348,076
Diversified Financials 0.0%
Wendel S.A.	2,815	337,451
Energy 2.0%
CGG S.A. *(c)	81,234	325,625
Technip S.A.	14,101	734,800
Total S.A.	466,331	22,551,216
		23,611,641
Food & Staples Retailing 0.4%
Carrefour S.A.	118,536	3,862,611
Casino Guichard Perrachon S.A.	13,428	771,502
Rallye S.A.	17,004	314,420
		4,948,533
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.4%
Danone S.A.	43,120	2,996,842
Pernod-Ricard S.A.	11,477	1,350,490
		4,347,332
Health Care Equipment & Services 0.1%
Essilor International S.A.	7,021	921,600
Household & Personal Products 0.2%
L'Oreal S.A.	10,595	1,931,517
Insurance 0.5%
AXA S.A.	179,728	4,796,601
CNP Assurances	16,345	233,149
SCOR SE	16,578	616,414
		5,646,164
Materials 0.3%
Air Liquide S.A.	21,814	2,822,010
Arkema S.A.	9,153	668,889
		3,490,899
Media 0.5%
Eutelsat Communications S.A.	12,193	401,876
Publicis Groupe S.A.	8,987	582,135
Vivendi S.A.	202,701	4,876,339
		5,860,350
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	96,811	9,765,889
Real Estate 0.1%
Klepierre	8,027	380,157
Unibail-Rodamco SE	3,421	952,170
		1,332,327
Software & Services 0.1%
Atos SE	6,059	482,336
Cap Gemini S.A.	12,926	1,149,328
		1,631,664
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	148,259	601,833
Telecommunication Services 0.8%
Orange S.A.	516,562	9,107,863
Transportation 0.1%
Air France-KLM *(c)	115,396	844,240
Utilities 0.9%
Electricite de France S.A.	57,076	1,060,901
Engie (c)	383,538	6,712,220
Suez Environnement Co.	50,459	958,107
Veolia Environnement S.A.	93,100	2,162,735
		10,893,963
		129,212,340
Germany 8.6%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	35,365	3,622,379
Continental AG	6,438	1,545,955
Daimler AG - Reg'd	95,404	8,272,836
Leoni AG	4,637	189,414
Volkswagen AG	3,159	437,431
		14,068,015
See financial notes    21

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Banks 0.1%
Commerzbank AG *	88,839	977,027
Capital Goods 1.0%
Brenntag AG	13,309	803,641
GEA Group AG	11,388	456,381
HOCHTIEF AG	4,144	385,528
Kloeckner & Co. SE (c)	39,705	353,679
MAN SE	3,136	326,778
MTU Aero Engines AG	3,676	340,062
OSRAM Licht AG	9,471	556,556
Rheinmetall AG	6,379	401,219
Siemens AG - Reg'd	76,537	7,687,693
		11,311,537
Commercial & Professional Supplies 0.0%
Bilfinger SE (c)	10,560	473,270
Consumer Durables & Apparel 0.2%
adidas AG	19,801	1,774,535
Hugo Boss AG	2,252	231,565
		2,006,100
Consumer Services 0.1%
TUI AG	41,332	767,694
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	125,708	3,518,416
Deutsche Boerse AG	9,905	913,284
		4,431,700
Food & Staples Retailing 0.1%
METRO AG	52,822	1,625,105
Food, Beverage & Tobacco 0.0%
Suedzucker AG (c)	23,894	445,920
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	11,716	1,054,528
Fresenius SE & Co. KGaA	20,895	1,535,415
		2,589,943
Household & Personal Products 0.1%
Beiersdorf AG	4,579	434,895
Henkel AG & Co. KGaA	5,254	484,959
		919,854
Insurance 0.9%
Allianz SE - Reg'd	38,556	6,749,911
Hannover Rueck SE	4,455	515,043
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	16,101	3,210,441
		10,475,395
Materials 1.4%
Aurubis AG	10,737	717,230
BASF SE	110,002	9,011,785
HeidelbergCement AG	16,552	1,232,620
K&S AG - Reg'd	25,638	647,188
LANXESS AG	12,762	684,844
Linde AG	11,908	2,065,507
Salzgitter AG	15,427	444,871
Symrise AG	4,667	307,166
ThyssenKrupp AG	56,814	1,144,797
		16,256,008
Security	Number of Shares	Value ($)
Media 0.1%
ProSiebenSat.1 Media SE	15,628	844,468
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	44,027	5,870,358
Merck KGaA	4,832	471,741
		6,342,099
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	55,088	678,570
Software & Services 0.2%
SAP SE	37,539	2,959,389
Telecommunication Services 0.8%
Deutsche Telekom AG - Reg'd	463,033	8,673,342
Freenet AG	13,490	455,068
		9,128,410
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd *	63,605	939,302
Deutsche Post AG - Reg'd	110,446	3,280,949
		4,220,251
Utilities 0.8%
E.ON SE	669,128	7,058,734
RWE AG	207,953	2,889,977
		9,948,711
		100,469,466
Hong Kong 1.0%
Banks 0.1%
Hang Seng Bank Ltd.	35,900	658,615
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	17,300	940,711
Jardine Strategic Holdings Ltd.	11,400	343,146
Noble Group Ltd. (c)	2,562,879	920,174
		2,204,031
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	836,000	677,714
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	55,000	187,873
Sands China Ltd.	99,200	357,215
SJM Holdings Ltd.	243,000	201,732
		746,820
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	11,700	306,175
Insurance 0.1%
AIA Group Ltd.	222,800	1,306,350
Real Estate 0.2%
Hongkong Land Holdings Ltd.	35,000	262,437
Link REIT	56,500	337,569
New World Development Co., Ltd.	296,000	315,715
Sun Hung Kai Properties Ltd.	40,000	534,312
Swire Pacific Ltd., Class A	56,000	646,998
22    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Wharf Holdings Ltd.	71,000	422,481
Wheelock & Co., Ltd.	50,000	233,056
		2,752,568
Retailing 0.1%
Esprit Holdings Ltd.	635,984	714,509
Transportation 0.0%
MTR Corp., Ltd.	64,000	289,936
Utilities 0.1%
CLP Holdings Ltd.	140,500	1,221,439
Hong Kong & China Gas Co., Ltd.	184,308	373,691
Power Assets Holdings Ltd.	38,500	382,937
		1,978,067
		11,634,785
Ireland 0.6%
Banks 0.0%
Bank of Ireland *	1,321,901	491,513
Commercial & Professional Supplies 0.1%
Experian plc	51,940	885,061
Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	6,378	517,285
Materials 0.3%
CRH plc	87,176	2,386,079
Smurfit Kappa Group plc	21,852	621,886
		3,007,965
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	8,152	617,358
Technology Hardware & Equipment 0.1%
Seagate Technology plc	31,417	1,195,731
		6,714,913
Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	49,931	259,909
Bank Leumi Le-Israel B.M. *	92,928	352,604
		612,513
Materials 0.0%
Israel Chemicals Ltd.	77,401	429,170
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	50,622	3,005,581
Software & Services 0.0%
Check Point Software Technologies Ltd. *	4,000	339,760
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	358,893	769,102
		5,156,126
Italy 3.8%
Automobiles & Components 0.0%
Pirelli & C. S.p.A.	23,245	382,171
Security	Number of Shares	Value ($)
Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *	289,665	531,746
Banca Popolare dell'Emilia Romagna SC	48,481	391,246
Banco Popolare SC *	32,748	489,360
Intesa Sanpaolo S.p.A.	1,356,796	4,720,368
UniCredit S.p.A.	841,112	5,431,115
Unione di Banche Italiane S.p.A.	91,479	684,422
		12,248,257
Capital Goods 0.1%
Finmeccanica S.p.A. *	52,329	684,082
Prysmian S.p.A.	20,459	441,818
		1,125,900
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	4,809	337,112
Diversified Financials 0.1%
EXOR S.p.A.	27,671	1,372,318
Mediobanca S.p.A.	35,125	353,244
		1,725,562
Energy 1.1%
Eni S.p.A.	718,833	11,738,720
Saipem S.p.A. *(c)	74,342	698,426
		12,437,146
Insurance 0.2%
Assicurazioni Generali S.p.A.	97,865	1,854,205
Media 0.1%
Mediaset S.p.A.	128,322	651,312
Telecommunication Services 0.3%
Telecom Italia S.p.A. *	2,753,808	3,841,786
Transportation 0.1%
Atlantia S.p.A.	27,805	770,013
Utilities 0.8%
A2A S.p.A.	268,901	368,347
Enel S.p.A.	1,550,674	7,150,679
Snam S.p.A.	180,310	933,104
Terna - Rete Elettrica Nationale S.p.A.	97,311	494,954
		8,947,084
		44,320,548
Japan 22.1%
Automobiles & Components 3.0%
Aisin Seiki Co., Ltd.	29,800	1,182,732
Bridgestone Corp.	67,300	2,467,951
Daihatsu Motor Co., Ltd.	41,000	502,238
Denso Corp.	41,700	1,944,165
Fuji Heavy Industries Ltd.	25,400	982,310
Honda Motor Co., Ltd.	203,400	6,728,561
Isuzu Motors Ltd.	56,800	663,397
Mazda Motor Corp.	41,900	822,466
Mitsubishi Motors Corp.	40,900	362,264
NGK Spark Plug Co., Ltd.	10,000	244,050
NHK Spring Co., Ltd.	35,200	358,262
Nissan Motor Co., Ltd.	337,400	3,497,562
Stanley Electric Co., Ltd.	13,900	265,498
See financial notes    23

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Sumitomo Electric Industries Ltd.	114,300	1,559,960
Sumitomo Rubber Industries Ltd.	23,600	351,014
Suzuki Motor Corp.	38,000	1,244,252
The Yokohama Rubber Co., Ltd.	12,900	247,985
Toyoda Gosei Co., Ltd.	12,200	279,649
Toyota Industries Corp.	13,400	704,167
Toyota Motor Corp.	173,200	10,610,999
Yamaha Motor Co., Ltd.	23,300	522,443
		35,541,925
Banks 1.3%
Mitsubishi UFJ Financial Group, Inc.	814,834	5,269,963
Mizuho Financial Group, Inc.	1,719,916	3,542,759
North Pacific Bank Ltd.	62,400	239,192
Resona Holdings, Inc.	176,358	933,167
Sumitomo Mitsui Financial Group, Inc.	106,510	4,249,072
Sumitomo Mitsui Trust Holdings, Inc.	181,000	694,777
The Bank of Yokohama Ltd.	61,000	380,708
		15,309,638
Capital Goods 3.0%
Asahi Glass Co., Ltd.	231,000	1,322,588
Daikin Industries Ltd.	14,200	912,364
Ebara Corp.	62,000	268,617
FANUC Corp.	5,600	988,072
Furukawa Electric Co., Ltd.	215,000	393,455
Hanwa Co., Ltd.	86,000	355,637
Hino Motors Ltd.	23,400	267,769
Hitachi Construction Machinery Co., Ltd.	15,100	233,851
IHI Corp.	133,000	375,248
ITOCHU Corp.	179,300	2,243,577
JGC Corp.	29,000	460,286
JTEKT Corp.	23,500	405,066
Kajima Corp.	100,000	572,248
Kawasaki Heavy Industries Ltd.	122,000	489,682
Kinden Corp.	28,000	363,787
Komatsu Ltd.	94,200	1,548,411
Kubota Corp.	54,000	837,078
LIXIL Group Corp.	34,600	740,788
Makita Corp.	8,800	482,177
Marubeni Corp.	272,600	1,575,090
Mitsubishi Corp.	171,700	3,121,606
Mitsubishi Electric Corp.	197,000	2,051,703
Mitsubishi Heavy Industries Ltd.	332,000	1,673,767
Mitsui & Co., Ltd.	254,400	3,226,532
Mitsui Engineering & Shipbuilding Co., Ltd.	174,000	267,876
Nagase & Co., Ltd.	27,300	338,562
Nidec Corp.	7,500	565,170
NSK Ltd.	30,200	357,175
Obayashi Corp.	66,000	578,824
Shimizu Corp.	62,000	542,847
SMC Corp.	2,000	514,484
Sojitz Corp.	516,600	1,136,260
Security	Number of Shares	Value ($)
Sumitomo Corp.	180,800	1,977,460
Sumitomo Heavy Industries Ltd.	85,000	383,011
Taisei Corp.	91,000	591,365
Toshiba Corp. *	679,000	1,915,498
TOTO Ltd.	10,500	356,006
Toyota Tsusho Corp.	47,300	1,083,267
		35,517,204
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	128,000	1,323,786
Recruit Holdings Co., Ltd.	11,600	372,842
Secom Co., Ltd.	16,000	1,067,281
Toppan Printing Co., Ltd.	116,000	1,040,226
		3,804,135
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	23,100	567,803
Iida Group Holdings Co., Ltd.	8,300	155,566
Nikon Corp.	56,300	728,323
Panasonic Corp.	276,950	3,249,382
Sega Sammy Holdings, Inc.	29,100	306,447
Sekisui Chemical Co., Ltd.	50,000	589,950
Sekisui House Ltd.	71,600	1,191,883
Sharp Corp. *(c)	503,000	551,328
Shimano, Inc.	2,400	378,164
Sony Corp.	105,300	2,993,195
Sumitomo Forestry Co., Ltd.	24,900	297,819
Yamaha Corp.	14,100	349,945
		11,359,805
Consumer Services 0.1%
Benesse Holdings, Inc.	10,400	278,816
Oriental Land Co., Ltd.	7,100	431,302
		710,118
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	48,000	328,203
Nomura Holdings, Inc.	125,600	790,067
ORIX Corp.	64,600	943,404
		2,061,674
Energy 0.7%
Cosmo Energy Holdings Co., Ltd. *	32,300	439,054
Idemitsu Kosan Co., Ltd.	62,900	1,031,525
Inpex Corp.	159,300	1,518,447
JX Holdings, Inc.	1,049,400	4,120,636
Showa Shell Sekiyu K.K.	46,800	413,078
TonenGeneral Sekiyu K.K.	64,000	664,939
		8,187,679
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	157,100	2,327,633
Lawson, Inc.	6,100	451,844
Seven & i Holdings Co., Ltd.	91,700	4,165,455
UNY Group Holdings Co., Ltd.	84,900	469,382
		7,414,314
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	46,000	1,024,603
Asahi Group Holdings Ltd.	32,400	999,417
Coca-Cola West Co., Ltd.	19,200	388,270
Japan Tobacco, Inc.	71,100	2,460,898
Kewpie Corp.	14,100	322,056
Kirin Holdings Co., Ltd.	121,400	1,719,426
24    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
MEIJI Holdings Co., Ltd.	10,800	851,037
NH Foods Ltd.	28,000	584,038
Nisshin Seifun Group, Inc.	28,030	428,423
Nissin Foods Holdings Co., Ltd.	6,200	286,614
Suntory Beverage & Food Ltd.	8,400	339,676
Toyo Suisan Kaisha Ltd.	9,500	350,054
Yamazaki Baking Co., Ltd.	22,000	423,689
		10,178,201
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	43,200	828,377
Hoya Corp.	28,700	1,184,356
Medipal Holdings Corp.	47,500	828,973
Olympus Corp.	9,000	303,582
Suzuken Co., Ltd.	22,030	843,174
Terumo Corp.	17,700	525,160
		4,513,622
Household & Personal Products 0.2%
Kao Corp.	34,800	1,786,608
Shiseido Co., Ltd.	35,900	852,771
Unicharm Corp.	15,500	331,022
		2,970,401
Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	28,190	831,058
Sompo Japan Nipponkoa Holdings, Inc.	26,200	822,634
T&D Holdings, Inc.	36,350	477,665
The Dai-ichi Life Insurance Co., Ltd.	49,400	854,585
Tokio Marine Holdings, Inc.	37,600	1,448,791
		4,434,733
Materials 1.8%
Air Water, Inc.	20,000	327,255
Asahi Kasei Corp.	142,000	871,401
Daicel Corp.	26,400	348,860
Denka Co., Ltd.	74,000	343,398
DIC Corp.	134,000	362,719
Hitachi Chemical Co., Ltd.	13,800	218,145
JFE Holdings, Inc.	89,200	1,402,270
JSR Corp.	19,400	306,390
Kaneka Corp.	53,000	469,964
Kobe Steel Ltd.	538,000	679,371
Kuraray Co., Ltd.	38,100	469,920
Mitsubishi Chemical Holdings Corp.	240,100	1,496,196
Mitsubishi Materials Corp.	165,000	575,575
Mitsui Chemicals, Inc.	189,000	714,638
Mitsui Mining & Smelting Co., Ltd.	128,000	246,050
Nippon Paper Industries Co., Ltd.	27,400	507,850
Nippon Steel & Sumitomo Metal Corp.	93,200	1,889,401
Nitto Denko Corp.	13,700	878,504
Oji Holdings Corp.	168,000	870,072
Shin-Etsu Chemical Co., Ltd.	28,600	1,700,818
Showa Denko K.K.	353,000	444,594
Sumitomo Chemical Co., Ltd.	196,000	1,122,728
Security	Number of Shares	Value ($)
Sumitomo Metal Mining Co., Ltd.	57,000	707,165
Taiheiyo Cement Corp.	128,000	421,981
Taiyo Nippon Sanso Corp.	26,700	275,213
Teijin Ltd.	179,000	631,879
Toray Industries, Inc.	132,000	1,151,595
Tosoh Corp.	72,000	365,670
Toyo Seikan Group Holdings Ltd.	37,800	730,420
Ube Industries Ltd.	270,000	566,935
		21,096,977
Media 0.1%
Dentsu, Inc.	18,501	1,040,092
Hakuhodo DY Holdings, Inc.	43,100	452,845
		1,492,937
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	124,500	1,807,051
Chugai Pharmaceutical Co., Ltd.	10,700	344,432
Daiichi Sankyo Co., Ltd.	74,000	1,453,289
Eisai Co., Ltd.	17,200	1,075,853
Kyowa Hakko Kirin Co., Ltd.	24,000	395,592
Mitsubishi Tanabe Pharma Corp.	18,200	307,748
Ono Pharmaceutical Co., Ltd.	3,100	424,683
Otsuka Holdings Co., Ltd.	38,400	1,277,968
Shionogi & Co., Ltd.	13,300	545,519
Takeda Pharmaceutical Co., Ltd.	67,800	3,310,827
		10,942,962
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	7,200	779,373
Daiwa House Industry Co., Ltd.	48,700	1,278,389
Mitsubishi Estate Co., Ltd.	40,000	857,859
Mitsui Fudosan Co., Ltd.	37,000	1,006,905
Sumitomo Realty & Development Co., Ltd.	16,500	543,318
Tokyu Fudosan Holdings Corp.	18,400	129,336
		4,595,180
Retailing 0.5%
EDION Corp. (c)	49,500	371,313
Fast Retailing Co., Ltd.	1,600	584,452
Isetan Mitsukoshi Holdings Ltd.	41,700	668,943
J. Front Retailing Co., Ltd.	33,400	548,504
K's Holdings Corp.	13,400	472,894
Marui Group Co., Ltd.	29,800	384,920
Nitori Holdings Co., Ltd.	5,000	389,895
Shimamura Co., Ltd.	5,300	595,249
Takashimaya Co., Ltd.	48,000	429,082
Yamada Denki Co., Ltd.	307,500	1,383,332
		5,828,584
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	8,400	415,225
Tokyo Electron Ltd.	11,500	689,757
		1,104,982
See financial notes    25

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Software & Services 0.4%
Fujitsu Ltd.	397,000	1,876,467
Konami Holdings Corp.	16,300	370,365
Nintendo Co., Ltd.	11,530	1,843,262
Nomura Research Institute Ltd.	8,910	364,155
NTT Data Corp.	15,800	786,286
		5,240,535
Technology Hardware & Equipment 1.7%
Brother Industries Ltd.	29,300	374,496
Canon, Inc.	143,600	4,288,191
FUJIFILM Holdings Corp.	58,900	2,349,446
Hitachi Ltd.	775,000	4,470,812
Ibiden Co., Ltd.	23,200	319,676
Keyence Corp.	673	350,369
Konica Minolta, Inc.	65,300	670,919
Kyocera Corp.	32,000	1,447,509
Murata Manufacturing Co., Ltd.	6,700	953,755
NEC Corp.	489,000	1,508,556
Nippon Electric Glass Co., Ltd.	111,000	543,164
Omron Corp.	14,300	473,514
Ricoh Co., Ltd.	124,900	1,346,159
Seiko Epson Corp.	26,300	401,737
TDK Corp.	12,500	796,205
		20,294,508
Telecommunication Services 1.5%
KDDI Corp.	177,200	4,287,941
Nippon Telegraph & Telephone Corp.	170,608	6,254,722
NTT DOCOMO, Inc.	186,500	3,632,178
SoftBank Group Corp.	53,200	2,980,685
		17,155,526
Transportation 1.3%
ANA Holdings, Inc.	151,000	450,916
Central Japan Railway Co.	11,800	2,152,477
East Japan Railway Co.	32,518	3,091,666
Hankyu Hanshin Holdings, Inc.	98,000	638,384
Kamigumi Co., Ltd.	31,000	266,341
Kawasaki Kisen Kaisha Ltd.	182,000	408,611
Keio Corp.	36,000	292,996
Kintetsu Group Holdings Co., Ltd.	116,000	448,466
Mitsui O.S.K. Lines Ltd.	254,000	678,285
Nagoya Railroad Co., Ltd.	89,000	367,819
Nippon Express Co., Ltd.	169,000	870,635
Nippon Yusen K.K.	352,000	920,978
Odakyu Electric Railway Co., Ltd.	32,000	312,791
Seino Holdings Co., Ltd.	32,000	379,784
Tobu Railway Co., Ltd.	86,000	415,957
Tokyu Corp.	90,000	729,787
West Japan Railway Co.	19,763	1,388,484
Yamato Holdings Co., Ltd.	46,800	921,225
		14,735,602
Utilities 1.3%
Chubu Electric Power Co., Inc.	138,200	2,125,930
Electric Power Development Co., Ltd.	14,800	487,896
Security	Number of Shares	Value ($)
Hokkaido Electric Power Co., Inc. *	40,700	434,781
Hokuriku Electric Power Co.	32,400	483,274
Kyushu Electric Power Co., Inc. *	75,400	909,982
Osaka Gas Co., Ltd.	284,000	1,118,524
Shikoku Electric Power Co., Inc.	28,200	478,754
The Chugoku Electric Power Co., Inc.	51,100	772,197
The Kansai Electric Power Co., Inc. *	148,000	1,896,283
Toho Gas Co., Ltd.	55,000	336,840
Tohoku Electric Power Co., Inc.	77,900	1,093,750
Tokyo Electric Power Co., Inc. *	543,100	3,704,716
Tokyo Gas Co., Ltd.	290,000	1,435,169
		15,278,096
		259,769,338
Luxembourg 0.4%
Energy 0.1%
Tenaris S.A.	50,309	633,607
Materials 0.2%
ArcelorMittal	395,204	2,206,924
Media 0.1%
RTL Group S.A. *	4,587	396,797
SES S.A.	17,484	515,872
		912,669
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	8,525	475,239
		4,228,439
Netherlands 5.5%
Banks 0.2%
ING Groep N.V. CVA	193,408	2,814,835
Capital Goods 0.3%
Boskalis Westminster N.V.	6,775	328,822
Koninklijke Philips N.V.	101,074	2,724,828
		3,053,650
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	14,058	838,367
Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)(c)	124,822	—
Energy 3.2%
Fugro N.V. CVA *	17,876	339,089
Royal Dutch Shell plc, A Shares	884,646	23,173,671
Royal Dutch Shell plc, B Shares	550,217	14,407,369
		37,920,129
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	156,237	3,178,291
26    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	10,671	852,537
Heineken N.V.	12,705	1,157,208
		2,009,745
Household & Personal Products 0.3%
Unilever N.V. CVA	89,436	4,044,083
Insurance 0.1%
Aegon N.V.	157,889	968,881
Delta Lloyd N.V.	24,904	196,244
		1,165,125
Materials 0.3%
Akzo Nobel N.V.	26,537	1,876,972
Koninklijke DSM N.V.	21,478	1,144,939
		3,021,911
Media 0.1%
RELX N.V.	38,903	663,560
Wolters Kluwer N.V.	19,889	672,194
		1,335,754
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,737	624,932
NXP Semiconductors N.V. *	2,617	205,042
		829,974
Software & Services 0.0%
Gemalto N.V.	4,101	256,761
Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	643,721	2,358,723
VimpelCom Ltd. ADR	29,956	113,234
		2,471,957
Transportation 0.1%
PostNL N.V. *	82,920	341,608
TNT Express N.V.	88,285	741,861
		1,083,469
		64,024,051
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	83,548	420,801
Telecommunication Services 0.1%
Spark New Zealand Ltd.	347,279	787,706
Utilities 0.0%
Meridian Energy Ltd.	220,943	331,992
		1,540,499
Norway 0.9%
Banks 0.1%
DNB A.S.A.	64,834	825,463
Energy 0.5%
Petroleum Geo-Services A.S.A. (c)	76,782	321,275
Statoil A.S.A.	331,631	5,360,569
		5,681,844
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	25,848	346,930
Orkla A.S.A.	99,589	847,510
		1,194,440
Security	Number of Shares	Value ($)
Materials 0.1%
Norsk Hydro A.S.A.	173,842	622,664
Yara International A.S.A.	22,072	1,002,642
		1,625,306
Telecommunication Services 0.1%
Telenor A.S.A.	75,811	1,428,139
		10,755,192
Portugal 0.3%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	3,981,767	228,245
Energy 0.1%
Galp Energia, SGPS, S.A.	60,275	650,667
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	23,875	335,127
Telecommunication Services 0.1%
Pharol SGPS S.A. *	1,565,434	661,029
Utilities 0.1%
EDP - Energias de Portugal S.A.	367,640	1,358,605
		3,233,673
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	84,056	1,033,472
Oversea-Chinese Banking Corp., Ltd.	146,997	944,875
United Overseas Bank Ltd.	67,852	985,264
		2,963,611
Capital Goods 0.1%
Keppel Corp., Ltd.	138,200	695,657
Sembcorp Industries Ltd.	121,400	309,346
		1,005,003
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	997,800	276,912
Wilmar International Ltd.	233,266	519,802
		796,714
Media 0.0%
Singapore Press Holdings Ltd.	129,700	368,866
Real Estate 0.0%
CapitaLand Ltd.	126,800	279,710
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	13,500	312,563
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	77,565	883,465
Venture Corp., Ltd.	53,500	315,287
		1,198,752
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	579,186	1,645,614
See financial notes    27

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Transportation 0.1%
ComfortDelGro Corp., Ltd.	149,000	322,378
Hutchison Port Holdings Trust, Class U	613,600	339,846
Singapore Airlines Ltd.	75,670	582,147
		1,244,371
		9,815,204
Spain 4.1%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	621,803	5,349,751
Banco de Sabadell S.A.	282,612	545,244
Banco Popular Espanol S.A.	210,479	800,260
Banco Santander S.A.	2,253,845	12,590,425
CaixaBank S.A.	159,280	610,067
		19,895,747
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	30,431	1,032,475
Ferrovial S.A.	40,365	1,018,305
		2,050,780
Energy 0.3%
Repsol S.A.	278,012	3,499,720
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	47,010	298,682
Insurance 0.0%
Mapfre S.A.	126,608	375,616
Retailing 0.1%
Industria de Diseno Textil S.A.	44,812	1,677,957
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	14,666	623,841
Telecommunication Services 1.0%
Telefonica S.A.	879,734	11,606,629
Transportation 0.1%
Abertis Infraestructuras S.A.	39,271	652,137
Utilities 0.7%
Acciona S.A.	5,260	441,259
Enagas S.A.	13,539	409,396
Endesa S.A.	49,948	1,110,603
Gas Natural SDG S.A.	39,646	857,615
Iberdrola S.A.	663,854	4,734,035
Red Electrica Corp. S.A.	5,653	497,661
		8,050,569
		48,731,678
Sweden 2.2%
Automobiles & Components 0.1%
Autoliv, Inc. (c)	6,767	820,431
Banks 0.4%
Nordea Bank AB	184,631	2,037,151
Skandinaviska Enskilda Banken AB, A Shares	71,282	748,523
Security	Number of Shares	Value ($)
Svenska Handelsbanken AB, A Shares	78,423	1,065,099
Swedbank AB, A Shares	49,376	1,131,371
		4,982,144
Capital Goods 0.7%
Alfa Laval AB	20,621	361,771
Assa Abloy AB, Class B	35,603	708,253
Atlas Copco AB, A Shares	35,888	935,266
Atlas Copco AB, B Shares	18,014	435,485
NCC AB, B Shares	10,931	338,069
Sandvik AB	117,222	1,093,296
Skanska AB, B Shares	43,199	842,941
SKF AB, B Shares	36,051	633,492
Trelleborg AB, B Shares	16,894	284,633
Volvo AB, A Shares	20,027	207,425
Volvo AB, B Shares	166,227	1,719,308
		7,559,939
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	36,745	479,731
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	25,925	762,723
Husqvarna AB, B Shares (c)	49,332	324,766
		1,087,489
Food, Beverage & Tobacco 0.1%
Swedish Match AB	15,982	502,406
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	13,584	339,486
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	51,761	1,524,567
Materials 0.1%
Boliden AB	34,547	661,449
SSAB AB, A Shares *(c)	56,874	205,052
SSAB AB, B Shares *	26,715	84,317
		950,818
Retailing 0.2%
Hennes & Mauritz AB, B Shares	52,973	2,059,212
Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	287,650	2,799,554
Telecommunication Services 0.2%
Tele2 AB, B Shares	82,206	820,959
TeliaSonera AB	327,324	1,672,468
		2,493,427
		25,599,204
Switzerland 5.7%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	183,877	3,468,968
Geberit AG - Reg'd	1,289	415,985
Schindler Holding AG	1,793	290,902
Schindler Holding AG - Reg'd	150	24,414
Wolseley plc	25,282	1,484,338
		5,684,607
28    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg'd *	15,298	1,137,181
SGS S.A. - Reg'd	299	569,327
		1,706,508
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	19,933	1,709,206
The Swatch Group AG - Bearer Shares	1,569	612,757
The Swatch Group AG - Reg'd	3,439	248,439
		2,570,402
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	87,100	2,172,380
UBS Group AG - Reg’d	52,059	1,039,745
		3,212,125
Energy 0.1%
Transocean Ltd. (c)	103,847	1,589,628
Food, Beverage & Tobacco 1.2%
Aryzta AG *	5,957	268,244
Chocoladefabriken Lindt & Sprungli AG	29	176,992
Chocoladefabriken Lindt & Sprungli AG - Reg'd	3	222,582
Coca-Cola HBC AG CDI *	18,630	443,883
Nestle S.A. - Reg'd	175,273	13,386,289
		14,497,990
Insurance 0.6%
Baloise Holding AG - Reg'd	2,785	333,913
Swiss Life Holding AG - Reg'd *	1,985	473,005
Swiss Re AG	27,199	2,524,904
Zurich Insurance Group AG *	13,668	3,606,984
		6,938,806
Materials 0.7%
Clariant AG - Reg'd *	19,430	357,285
Givaudan S.A. - Reg'd *	339	606,200
Glencore plc *	1,601,387	2,764,716
LafargeHolcim Ltd. *	39,648	2,232,767
Sika AG	116	380,428
Syngenta AG - Reg'd	5,154	1,731,591
		8,072,987
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. - Reg'd *	2,138	296,785
Lonza Group AG - Reg'd *	2,432	356,968
Novartis AG - Reg'd	109,357	9,906,503
Roche Holding AG	29,908	8,119,988
Roche Holding AG - Bearer Shares	990	270,850
		18,951,094
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	87,754	604,607
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	21,004	1,353,498
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,818	936,660
Security	Number of Shares	Value ($)
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	3,874	536,772
		66,655,684
United Kingdom 16.7%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	71,258	1,049,854
GKN plc	110,573	488,581
		1,538,435
Banks 2.2%
Barclays plc	1,549,673	5,521,143
HSBC Holdings plc	1,691,283	13,213,936
Lloyds Banking Group plc	3,024,374	3,432,695
Royal Bank of Scotland Group plc *	182,517	891,895
Standard Chartered plc	210,342	2,334,929
		25,394,598
Capital Goods 0.7%
BAE Systems plc	326,849	2,210,966
Balfour Beatty plc *	146,951	563,228
Bunzl plc	18,384	525,719
Carillion plc (c)	71,926	338,368
CNH Industrial N.V.	43,787	296,406
Cobham plc	93,299	398,348
DCC plc	5,760	461,736
IMI plc	20,176	295,864
Meggitt plc	47,414	258,297
Rolls-Royce Holdings plc *	148,083	1,565,905
Smiths Group plc	31,360	463,939
The Weir Group plc	15,376	252,595
Travis Perkins plc	16,568	488,328
		8,119,699
Commercial & Professional Supplies 0.2%
AA plc	22,559	96,205
Aggreko plc	19,120	269,512
Babcock International Group plc	21,545	319,385
Capita plc	25,867	507,404
G4S plc	158,657	592,642
Intertek Group plc	8,199	331,133
Serco Group plc *	202,226	291,743
		2,408,024
Consumer Durables & Apparel 0.1%
Barratt Developments plc	41,255	388,642
Burberry Group plc	17,758	362,727
Persimmon plc *	10,712	328,510
Taylor Wimpey plc	115,695	352,448
		1,432,327
Consumer Services 0.3%
Carnival plc	10,952	609,541
Compass Group plc	108,005	1,856,703
InterContinental Hotels Group plc	11,663	466,047
Thomas Cook Group plc *	211,603	400,180
See financial notes    29

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Whitbread plc	5,476	418,169
William Hill plc	56,814	277,211
		4,027,851
Diversified Financials 0.1%
3i Group plc	15,781	121,562
ICAP plc	43,467	294,240
Man Group plc	296,017	759,778
		1,175,580
Energy 2.8%
Amec Foster Wheeler plc	38,206	418,058
BG Group plc	277,130	4,378,243
BP plc	4,563,325	27,119,774
John Wood Group plc	47,011	431,579
Petrofac Ltd.	25,546	331,466
Subsea 7 S.A. *	40,679	319,057
Tullow Oil plc *	85,709	267,710
		33,265,887
Food & Staples Retailing 0.9%
Booker Group plc	143,960	412,322
J. Sainsbury plc	474,166	1,942,865
Tesco plc *	2,144,110	6,047,028
WM Morrison Supermarkets plc	885,266	2,295,487
		10,697,702
Food, Beverage & Tobacco 1.5%
Associated British Foods plc	17,872	949,644
British American Tobacco plc	122,825	7,296,978
Diageo plc	108,013	3,114,007
Imperial Tobacco Group plc	65,517	3,527,960
SABMiller plc	36,724	2,255,712
Tate & Lyle plc	55,500	509,439
		17,653,740
Health Care Equipment & Services 0.1%
Smith & Nephew plc	42,204	720,657
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	28,064	2,738,779
Unilever plc	74,991	3,339,236
		6,078,015
Insurance 0.8%
Admiral Group plc	14,761	366,311
Amlin plc	42,043	426,611
Aviva plc	309,642	2,314,131
Direct Line Insurance Group plc	128,283	778,146
Legal & General Group plc	226,850	913,525
Old Mutual plc	330,885	1,081,467
Phoenix Group Holdings	22,000	289,298
Prudential plc	76,961	1,797,538
RSA Insurance Group plc	114,802	742,989
Standard Life plc	113,520	733,942
Willis Group Holdings plc	7,531	335,958
		9,779,916
Materials 1.3%
Anglo American plc	284,925	2,390,438
Antofagasta plc	51,357	415,176
BHP Billiton plc	273,834	4,376,969
DS Smith plc	58,211	346,839
Johnson Matthey plc	21,712	863,577
Security	Number of Shares	Value ($)
KAZ Minerals plc *	103,222	184,604
Mondi plc	28,002	647,522
Rexam plc	88,342	734,545
Rio Tinto plc	142,295	5,185,973
Vedanta Resources plc	39,643	301,781
		15,447,424
Media 0.5%
Informa plc	45,102	394,433
ITV plc	104,308	404,954
Liberty Global plc, Class A *	7,695	342,581
Liberty Global plc, Series C *	19,471	830,243
Pearson plc	62,595	830,998
RELX plc	38,572	689,710
Sky plc	59,819	1,009,489
WPP plc	60,957	1,366,462
		5,868,870
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	124,668	7,945,402
GlaxoSmithKline plc	433,663	9,352,249
		17,297,651
Real Estate 0.1%
Land Securities Group plc	26,916	554,515
Retailing 0.5%
Home Retail Group plc	373,146	644,958
Inchcape plc	50,759	624,257
Kingfisher plc	316,905	1,722,621
Marks & Spencer Group plc	180,679	1,426,689
Next plc	7,826	963,811
		5,382,336
Software & Services 0.1%
The Sage Group plc	72,758	610,044
Telecommunication Services 1.3%
BT Group plc	483,195	3,450,743
Inmarsat plc	23,392	354,550
Vodafone Group plc	3,302,898	10,869,613
		14,674,906
Transportation 0.1%
easyJet plc	11,676	314,530
FirstGroup plc *	361,443	537,968
International Consolidated Airlines Group S.A. *	39,186	351,198
Royal Mail plc	56,018	383,783
		1,587,479
Utilities 1.0%
Centrica plc	862,164	2,999,964
Drax Group plc	76,855	308,178
National Grid plc	294,490	4,194,974
Pennon Group plc	26,994	336,828
Severn Trent plc	19,814	683,341
SSE plc	121,596	2,828,880
United Utilities Group plc	51,010	776,227
		12,128,392
		195,844,048
Total Common Stock
(Cost $1,164,973,487)		1,158,703,379

30    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Preferred Stock 0.5% of net assets
Germany 0.3%
Automobiles & Components 0.2%
Bayerische Motoren Werke AG	5,342	431,992
Volkswagen AG	18,962	2,276,104
		2,708,096
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	8,964	972,177
Utilities 0.0%
RWE AG, Non Voting Shares	17,183	188,653
		3,868,926
Italy 0.2%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	87,221	278,271
Telecommunication Services 0.2%
Telecom Italia S.p.A. - RSP	1,550,399	1,742,504
		2,020,775
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(a)	13,727,294	21,162
Total Preferred Stock
(Cost $6,784,733)		5,910,863

Rights 0.0% of net assets
Spain 0.0%
Banks 0.0%
Banco Santander S.A. *	2,247,842	123,592
Total Rights
(Cost $127,301)		123,592

Other Investment Company 1.3% of net assets
United States 1.3%
Securities Lending Collateral 1.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	15,802,505	15,802,505
Total Other Investment Company
(Cost $15,802,505)		15,802,505
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets
Time Deposits 0.1%
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 11/02/15	4,620	596
Japanese Yen
0.01%, 11/02/15	427,171	3,540
Norwegian Krone
0.12%, 11/02/15	86,040	10,126
Singapore Dollar
0.10%, 11/02/15	438	313
Swedish Krona
(0.64%), 11/02/15	55,748	6,525
Swiss Franc
(1.00%), 11/02/15	9,425	9,535
DNB
Euro
(0.24%), 11/02/15	19,928	21,914
Great British Pound
0.08%, 11/02/15	55,779	85,989
JPMorgan Chase Bank
U.S. Dollar
0.03%, 11/02/15	603,883	603,883
Royal Bank of Canada
Canadian Dollar
0.05%, 11/02/15	159,402	121,905
Total Short-Term Investments
(Cost $864,326)		864,326

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $1,207,067,986 unrealized appreciation and depreciation were $125,702,508 and ($151,365,829), respectively, with a net unrealized depreciation of ($25,663,321).
At 10/31/15, the values of certain foreign securities held by the fund aggregating $1,075,278,647 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $14,961,672.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
See financial notes    31

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued
In addition to the above the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	52	4,568,460	9,419
32    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	397,890,536	420,007,227
0.4%	Preferred Stock	1,652,774	1,786,493
0.0%	Rights	—	1,967
4.9%	Other Investment Companies	20,702,382	20,844,674
0.0%	Short-Term Investments	153,640	153,640
103.7%	Total Investments	420,399,332	442,794,001
(3.7%)	Other Assets and Liabilities, Net		(15,810,164)
100.0%	Net Assets		426,983,837

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets
Australia 5.3%
Banks 0.1%
Bank of Queensland Ltd.	47,611	441,382
Capital Goods 0.2%
Cardno Ltd. (a)	103,306	223,409
GWA Group Ltd. (a)	112,580	197,980
Monadelphous Group Ltd. (a)	61,960	303,583
Seven Group Holdings Ltd.	42,752	152,893
		877,865
Commercial & Professional Supplies 0.4%
ALS Ltd.	143,105	520,921
Cabcharge Australia Ltd.	46,893	93,852
Mineral Resources Ltd.	48,258	145,569
Recall Holdings Ltd.	21,066	114,208
SAI Global Ltd.	50,138	156,081
Seek Ltd.	17,769	161,420
Spotless Group Holdings Ltd.	83,810	127,984
Transfield Services Ltd. *	442,719	314,078
Transpacific Industries Group Ltd.	588,838	283,113
		1,917,226
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	445,294	232,436
G.U.D. Holdings Ltd.	34,324	195,746
		428,182
Security	Number of Shares	Value ($)
Consumer Services 0.5%
Ardent Leisure Group	117,962	233,109
Aristocrat Leisure Ltd.	30,662	202,397
Crown Resorts Ltd.	81,353	659,327
Echo Entertainment Group Ltd.	140,991	509,571
Flight Centre Travel Group Ltd.	8,680	233,523
InvoCare Ltd.	7,165	56,401
Navitas Ltd.	51,463	152,961
		2,047,289
Diversified Financials 0.3%
ASX Ltd.	19,286	563,803
Challenger Ltd.	64,618	376,802
IOOF Holdings Ltd.	32,159	212,819
Perpetual Ltd.	6,444	204,896
		1,358,320
Energy 0.1%
AWE Ltd. *	244,016	108,990
Beach Energy Ltd.	419,260	190,449
Whitehaven Coal Ltd. *(a)	261,993	188,151
		487,590
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	38,831	159,704
GrainCorp Ltd., Class A	76,345	489,419
Treasury Wine Estates Ltd.	153,674	769,147
		1,418,270
Health Care Equipment & Services 0.6%
Ansell Ltd.	22,294	317,243
Australian Pharmaceutical Industries Ltd.	119,332	167,934
Cochlear Ltd.	6,509	410,804
Healthscope Ltd.	47,620	91,167
Primary Health Care Ltd.	150,659	395,820
Ramsay Health Care Ltd.	10,289	452,280
Sigma Pharmaceuticals Ltd.	1,046,205	620,800
		2,456,048
Insurance 0.1%
nib Holdings Ltd.	98,994	253,793
Materials 0.7%
Adelaide Brighton Ltd.	112,696	334,743
CSR Ltd.	231,055	452,334
DuluxGroup Ltd.	42,500	177,685
Iluka Resources Ltd.	123,605	560,510
Nufarm Ltd.	65,835	390,002
OceanaGold Corp.	76,972	147,163
Orora Ltd.	115,726	191,347
OZ Minerals Ltd.	227,154	697,087
Western Areas Ltd.	36,625	61,718
		3,012,589
Media 0.4%
Amalgamated Holdings Ltd.	8,937	88,997
APN News & Media Ltd. *	366,859	133,645
Fairfax Media Ltd.	1,074,649	718,742
Nine Entertainment Co. Holdings Ltd.	91,900	100,814
Seven West Media Ltd.	463,725	222,004
Southern Cross Media Group Ltd.	258,699	179,595
See financial notes    33

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ten Network Holdings Ltd. *	971,164	113,800
Village Roadshow Ltd.	32,125	171,156
		1,728,753
Real Estate 0.6%
Charter Hall Retail REIT	44,770	134,679
Dexus Property Group	122,978	675,071
Federation Centres (b)	160,399	331,346
Goodman Group	140,692	603,621
Investa Office Fund	74,993	214,636
The GPT Group	183,477	621,405
		2,580,758
Retailing 0.5%
Automotive Holdings Group Ltd.	91,270	274,853
Burson Group Ltd.	28,400	72,209
Harvey Norman Holdings Ltd.	137,357	385,913
JB Hi-Fi Ltd. (a)	32,023	407,449
Myer Holdings Ltd. (a)	680,415	462,628
Premier Investments Ltd.	25,543	247,961
Super Retail Group Ltd.	28,409	194,022
		2,045,035
Software & Services 0.2%
carsales.com Ltd.	9,924	69,007
Computershare Ltd.	74,293	569,415
IRESS Ltd.	17,270	115,019
		753,441
Transportation 0.1%
Qube Holdings Ltd.	39,612	64,217
Sydney Airport	118,526	541,676
Virgin Australia International Holdings (b)(c)	176,214	—
		605,893
Utilities 0.1%
AusNet Services	413,996	424,609
		22,837,043
Austria 0.9%
Capital Goods 0.4%
ANDRITZ AG	12,515	628,781
Wienerberger AG	38,076	702,012
Zumtobel Group AG	7,217	164,016
		1,494,809
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,257	135,669
Insurance 0.1%
UNIQA Insurance Group AG	8,179	75,953
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,761	312,369
		388,322
Materials 0.1%
Lenzing AG	2,773	211,834
RHI AG	9,014	203,395
		415,229
Real Estate 0.1%
IMMOFINANZ AG *	117,934	301,894
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.0%
ams AG	1,517	48,544
Telecommunication Services 0.1%
Telekom Austria AG	98,264	592,363
Transportation 0.1%
Oesterreichische Post AG	10,134	368,446
Utilities 0.0%
Verbund AG (a)	10,872	153,866
		3,899,142
Belgium 1.0%
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,316	200,263
Gimv N.V.	7,016	329,647
		529,910
Health Care Equipment & Services 0.0%
Fagron	2,993	73,433
Household & Personal Products 0.0%
Ontex Group N.V.	2,672	82,079
Materials 0.3%
Bekaert N.V.	27,493	815,452
Nyrstar N.V. *(a)	127,099	194,194
Tessenderlo Chemie N.V. *	11,673	376,477
		1,386,123
Real Estate 0.1%
Befimmo S.A.	2,382	159,388
Cofinimmo S.A.	2,632	293,306
		452,694
Technology Hardware & Equipment 0.1%
Barco N.V.	4,364	286,781
EVS Broadcast Equipment S.A.	5,231	152,366
		439,147
Telecommunication Services 0.2%
Mobistar S.A. *	26,271	641,673
Transportation 0.1%
bpost S.A.	13,996	350,287
Utilities 0.1%
Elia System Operator S.A./N.V.	8,850	428,086
		4,383,432
Canada 7.4%
Automobiles & Components 0.1%
Linamar Corp.	6,832	397,035
Martinrea International, Inc.	24,171	204,999
		602,034
Banks 0.2%
Canadian Western Bank	11,739	225,605
Genworth MI Canada, Inc. (a)	12,305	304,237
Home Capital Group, Inc. (a)	7,970	194,130
Laurentian Bank of Canada	6,311	255,655
		979,627
Capital Goods 0.7%
Aecon Group, Inc.	33,272	384,475
Ag Growth International, Inc.	1,862	48,757
34    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
ATS Automation Tooling Systems, Inc. *	12,056	126,959
Bird Construction, Inc.	19,012	190,614
CAE, Inc.	40,119	452,858
MacDonald, Dettwiler & Associates Ltd.	5,199	309,888
New Flyer Industries, Inc.	12,364	179,276
Russel Metals, Inc. (a)	30,317	472,979
Toromont Industries Ltd.	13,981	363,852
Wajax Corp.	13,617	249,826
WSP Global, Inc.	8,223	286,258
		3,065,742
Commercial & Professional Supplies 0.4%
Horizon North Logistics, Inc.	29,394	50,579
Morneau Shepell, Inc.	11,957	141,461
Progressive Waste Solutions Ltd.	19,885	478,116
Ritchie Bros. Auctioneers, Inc.	9,355	242,818
Stantec, Inc.	12,048	302,398
Transcontinental, Inc., Class A	36,420	561,229
		1,776,601
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	17,436	443,367
Gildan Activewear, Inc.	17,999	517,423
		960,790
Consumer Services 0.1%
EnerCare, Inc.	7,067	82,528
Great Canadian Gaming Corp. *	8,827	121,847
		204,375
Diversified Financials 0.1%
AGF Management Ltd., Class B (a)	72,846	302,503
Canaccord Genuity Group, Inc.	14,921	57,854
Dundee Corp., Class A *	21,626	124,371
		484,728
Energy 1.4%
AltaGas Ltd.	17,749	458,249
Bankers Petroleum Ltd. *	36,381	61,210
Bonterra Energy Corp.	3,622	60,136
Calfrac Well Services Ltd.	46,322	81,832
Canadian Energy Services & Technology Corp. (a)	12,642	54,625
Canyon Services Group, Inc. (a)	14,895	55,589
Crew Energy, Inc. *	17,816	60,631
Enbridge Income Fund Holdings, Inc.	5,155	126,707
Enerflex Ltd.	32,949	318,000
Ensign Energy Services, Inc.	69,489	436,830
Gran Tierra Energy, Inc. *	90,251	218,104
Keyera Corp.	20,774	641,045
MEG Energy Corp. *	14,762	122,828
Mullen Group Ltd.	30,692	409,821
Newalta Corp.	16,226	92,571
NuVista Energy Ltd. *	28,805	101,774
Parkland Fuel Corp.	29,162	507,369
Pason Systems, Inc.	10,996	161,795
Peyto Exploration & Development Corp. (a)	14,302	295,315
Precision Drilling Corp.	112,800	448,578
Secure Energy Services, Inc.	8,631	57,360
Security	Number of Shares	Value ($)
ShawCor Ltd.	18,196	386,157
Tourmaline Oil Corp. *	2,877	59,868
Trican Well Service Ltd.	209,856	139,626
Trinidad Drilling Ltd.	101,796	176,718
Veresen, Inc.	35,496	308,920
		5,841,658
Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	8,752	81,389
The Jean Coutu Group (PJC), Inc., Class A	20,014	305,047
The North West Co., Inc.	18,115	401,755
		788,191
Food, Beverage & Tobacco 0.2%
Cott Corp.	36,000	375,803
Maple Leaf Foods, Inc.	27,063	430,284
		806,087
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	15,224	499,472
Materials 1.8%
Agnico-Eagle Mines Ltd.	25,696	726,311
Alamos Gold, Inc., Class A	27,630	106,285
Canfor Corp. *	14,295	202,247
Cascades, Inc.	57,219	407,832
CCL Industries, Inc., Class B	2,438	345,396
Centerra Gold, Inc.	63,977	360,103
Chemtrade Logistics Income Fund	13,226	188,033
Dominion Diamond Corp.	10,787	114,090
Eldorado Gold Corp.	114,908	401,598
Franco-Nevada Corp.	5,882	298,328
HudBay Minerals, Inc.	47,156	244,868
IAMGOLD Corp. *	353,368	637,770
Interfor Corp. *	6,295	59,792
Labrador Iron Ore Royalty Corp.	11,786	137,095
Lundin Mining Corp. *	105,725	356,567
Major Drilling Group International, Inc.	42,005	133,314
Methanex Corp.	12,975	517,670
Nevsun Resources Ltd.	43,165	129,072
New Gold, Inc. *	74,092	183,587
Pan American Silver Corp.	46,030	349,203
Resolute Forest Products, Inc. *	48,053	358,956
SEMAFO, Inc. *	62,700	142,413
Sherritt International Corp. (a)	413,160	259,094
Silver Wheaton Corp.	25,162	341,946
West Fraser Timber Co., Ltd.	13,186	466,592
		7,468,162
Media 0.4%
Aimia, Inc.	48,999	453,417
Cineplex, Inc.	11,260	433,918
Cogeco Cable, Inc.	4,631	239,165
Cogeco, Inc.	1,945	82,435
Corus Entertainment, Inc., Class B	27,543	262,665
Entertainment One Ltd.	35,553	120,172
		1,591,772
See financial notes    35

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Real Estate 0.5%
Artis Real Estate Investment Trust	7,073	72,428
Boardwalk Real Estate Investment Trust	3,477	142,845
Canadian Apartment Properties REIT	3,099	63,800
Canadian Real Estate Investment Trust	4,551	148,231
Colliers International Group, Inc.	2,634	130,592
Cominar Real Estate Investment Trust	11,713	137,768
Dream Office Real Estate Investment Trust	9,017	144,744
First Capital Realty, Inc.	13,378	198,174
Granite Real Estate Investment Trust	7,404	215,790
H&R Real Estate Investment Trust	15,104	242,339
RioCan Real Estate Investment Trust	21,520	419,670
Smart Real Estate Investment Trust	8,925	211,999
		2,128,380
Retailing 0.2%
Dollarama, Inc.	8,900	601,206
Hudson's Bay Co.	16,000	278,128
Uni-Select, Inc.	3,210	159,076
		1,038,410
Software & Services 0.2%
Constellation Software, Inc.	588	254,068
DH Corp.	11,291	304,812
Open Text Corp.	6,375	295,495
		854,375
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	7,776	170,851
Transportation 0.2%
Air Canada *	6,936	57,075
Exchange Income Corp.	3,730	70,800
TransForce, Inc.	24,770	484,565
Westshore Terminals Investment Corp.	8,556	142,709
		755,149
Utilities 0.4%
Capital Power Corp.	31,999	459,821
Just Energy Group, Inc.	58,614	430,774
Northland Power, Inc. (a)	15,746	203,508
Superior Plus Corp.	55,843	456,105
		1,550,208
		31,566,612
Denmark 1.5%
Banks 0.2%
Jyske Bank A/S - Reg'd *	7,777	379,359
Sydbank A/S	10,764	354,069
		733,428
Security	Number of Shares	Value ($)
Capital Goods 0.2%
NKT Holding A/S	7,197	391,669
PER Aarsleff A/S, Class B	182	61,078
Rockwool International A/S, B Shares	2,106	329,961
		782,708
Consumer Durables & Apparel 0.1%
Pandora A/S	5,632	649,918
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	4,188	165,834
Schouw & Co.	3,876	202,541
		368,375
Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	7,429	532,839
GN Store Nord A/S	17,401	317,389
William Demant Holding A/S *	2,452	213,024
		1,063,252
Insurance 0.1%
Topdanmark A/S *	7,961	211,843
Tryg A/S	13,657	245,433
		457,276
Materials 0.2%
Chr. Hansen Holding A/S	5,739	344,816
Novozymes A/S, B Shares	14,249	660,542
		1,005,358
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	15,831	465,064
Retailing 0.0%
Matas A/S	3,324	60,330
Software & Services 0.1%
SimCorp A/S	6,209	304,638
Transportation 0.2%
D/S Norden A/S *(a)	19,189	382,613
Dfds A/S	9,130	277,305
		659,918
		6,550,265
Finland 1.6%
Capital Goods 0.6%
Cargotec Oyj, B Shares	12,064	430,062
Cramo Oyj	12,928	237,399
Konecranes Oyj	13,514	362,286
Outotec Oyj (a)	74,554	256,432
PKC Group Oyj	3,124	57,500
Ramirent Oyj	25,883	201,163
Uponor Oyj	14,172	188,682
Valmet Oyj	14,838	156,168
Yit Oyj (a)	108,701	572,969
		2,462,661
Commercial & Professional Supplies 0.1%
Caverion Corp.	35,891	312,488
Lassila & Tikanoja Oyj	4,608	89,081
		401,569
36    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	21,860	613,513
Fiskars Oyj Abp	3,718	76,978
		690,491
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	15,184	74,197
Materials 0.4%
Huhtamaki Oyj	20,523	724,038
Kemira Oyj	31,087	368,210
Metsa Board Oyj	41,208	262,174
Outokumpu Oyj *(a)	74,507	252,999
Tikkurila Oyj	10,757	197,425
		1,804,846
Media 0.1%
Sanoma Oyj (a)	99,883	437,890
Real Estate 0.0%
Sponda Oyj	35,264	149,800
Retailing 0.1%
Stockmann Oyj Abp, B Shares *(a)	32,584	253,860
Software & Services 0.1%
Tieto Oyj	24,589	630,543
		6,905,857
France 4.3%
Automobiles & Components 0.1%
Plastic Omnium S.A.	10,465	302,072
Banks 0.1%
Natixis S.A.	96,684	591,849
Capital Goods 0.1%
Saft Groupe S.A.	6,794	175,119
Tarkett S.A.	2,560	76,430
		251,549
Commercial & Professional Supplies 0.3%
Derichebourg S.A. *	69,715	213,946
Edenred	28,859	529,877
Elior (d)	4,661	88,370
Societe BIC S.A.	4,171	664,681
		1,496,874
Consumer Durables & Apparel 0.2%
SEB S.A.	7,060	717,053
Diversified Financials 0.1%
Coface S.A.	9,909	80,231
Eurazeo S.A.	7,966	560,911
		641,142
Energy 0.1%
Bourbon S.A. (a)	14,482	213,405
Etablissements Maurel et Prom *	30,902	111,165
		324,570
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	4,069	282,656
Vilmorin & Cie S.A.	2,220	156,483
		439,139
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
BioMerieux	2,791	324,240
Orpea	4,540	364,213
		688,453
Insurance 0.1%
Euler Hermes Group	3,145	294,829
Materials 0.2%
Eramet *(a)	2,806	110,699
Imerys S.A.	8,792	601,641
Vicat S.A.	5,337	341,928
		1,054,268
Media 0.7%
Havas S.A.	38,836	336,350
IPSOS	10,463	212,246
JC Decaux S.A.	11,552	469,219
Metropole Television S.A.	27,018	519,712
Societe Television Francaise	35,937	461,670
Solocal Group *(a)	46,937	381,655
Technicolor S.A. - Reg'd (a)	74,659	504,907
		2,885,759
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	5,101	321,709
Real Estate 0.6%
Fonciere Des Regions	7,161	674,032
Gecina S.A.	3,840	489,771
ICADE	7,313	540,413
Mercialys S.A.	9,481	217,797
Nexity S.A.	13,024	576,316
		2,498,329
Retailing 0.1%
Groupe Fnac S.A. *	4,815	312,341
Software & Services 0.6%
Alten S.A.	6,732	348,974
Altran Technologies S.A.	26,612	331,755
Dassault Systemes S.A.	7,343	579,275
Sopra Steria Group	2,041	232,172
UBISOFT Entertainment *	32,946	987,106
		2,479,282
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	2,770	326,449
Neopost S.A.	15,510	385,336
		711,785
Telecommunication Services 0.1%
Iliad S.A.	2,071	434,942
Transportation 0.4%
Aeroports de Paris	4,766	598,724
Bollore S.A.	83,017	410,388
Groupe Eurotunnel SE - Reg'd	41,289	577,972
Norbert Dentressangle S.A.	819	178,681
Stef S.A.	1,356	99,876
		1,865,641
		18,311,586
Germany 3.3%
Automobiles & Components 0.1%
ElringKlinger AG	6,649	148,774
Grammer AG	5,173	137,954
See financial notes    37

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Hella KGaA Hueck & Co.	1,504	61,876
SAF-Holland S.A.	10,813	157,819
		506,423
Banks 0.0%
Aareal Bank AG	4,397	167,517
Capital Goods 0.8%
BayWa AG	10,120	342,554
Deutz AG	44,725	167,595
DMG Mori AG	8,875	352,383
Duerr AG	2,598	216,317
Heidelberger Druckmaschinen AG *	92,636	265,937
Indus Holding AG	6,438	299,684
KION Group AG *	6,196	279,203
Krones AG	2,059	247,645
KUKA AG (a)	775	65,494
Norma Group SE	4,269	218,927
Pfeiffer Vacuum Technology AG	2,433	302,986
SGL Carbon SE *(a)	12,389	227,298
Vossloh AG *	4,011	294,757
Wacker Neuson SE	3,506	48,755
		3,329,535
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	5,746	93,548
Puma SE	872	195,231
		288,779
Diversified Financials 0.0%
Aurelius AG	3,817	170,132
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG, Class B	2,326	68,132
Rhoen-Klinikum AG	19,631	585,606
		653,738
Insurance 0.1%
Talanx AG *	9,093	291,365
Materials 0.2%
Evonik Industries AG	17,188	624,097
Wacker Chemie AG	4,643	407,455
		1,031,552
Media 0.2%
Axel Springer SE	9,702	545,250
Kabel Deutschland Holding AG	1,865	237,242
		782,492
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	6,019	469,330
STADA Arzneimittel AG	15,103	574,553
		1,043,883
Real Estate 0.2%
Deutsche Euroshop AG	4,696	226,416
Deutsche Wohnen AG	3,634	102,439
LEG Immobilien AG *	1,067	85,067
Vonovia SE	7,465	248,838
		662,760
Retailing 0.1%
Fielmann AG	3,189	223,258
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *(a)	30,569	194,524
SMA Solar Technology AG *(a)	13,678	659,380
		853,904
Software & Services 0.3%
Bechtle AG	4,122	380,448
Software AG	16,873	490,242
United Internet AG - Reg'd	7,621	395,704
Wirecard AG	3,662	189,157
		1,455,551
Technology Hardware & Equipment 0.2%
Jenoptik AG	13,014	210,439
Wincor Nixdorf AG	12,635	648,062
		858,501
Telecommunication Services 0.2%
Drillisch AG	4,321	222,836
Telefonica Deutschland Holding AG	113,621	731,453
		954,289
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	8,184	518,888
Hamburger Hafen und Logistik AG	7,584	109,696
Sixt SE	7,000	390,414
		1,018,998
		14,292,677
Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—
Hong Kong 2.3%
Automobiles & Components 0.1%
Xinyi Glass Holdings Ltd.	430,000	222,767
Banks 0.1%
The Bank of East Asia Ltd.	142,200	531,322
Capital Goods 0.1%
Hopewell Holdings Ltd.	19,500	70,363
Johnson Electric Holdings Ltd.	70,500	258,029
		328,392
Consumer Durables & Apparel 0.2%
Global Brands Group Holding Ltd. *	830,000	172,080
Techtronic Industries Co., Ltd.	155,500	568,457
		740,537
Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	54,000	182,650
MGM China Holdings Ltd.	118,000	172,113
Wynn Macau Ltd. (a)	272,000	373,411
		728,174
Diversified Financials 0.1%
First Pacific Co., Ltd.	738,000	504,998
Sun Hung Kai & Co., Ltd.	87,000	58,552
		563,550
38    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	146,000	51,961
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	44,900	295,622
Food, Beverage & Tobacco 0.0%
Vitasoy International Holdings Ltd.	38,000	63,345
WH Group Ltd. *(d)	216,000	119,113
		182,458
Media 0.0%
Television Broadcasts Ltd.	51,600	188,056
Real Estate 0.6%
China South City Holdings Ltd.	222,000	52,943
Great Eagle Holdings Ltd.	50,000	164,468
Hang Lung Group Ltd.	106,000	384,335
Hang Lung Properties Ltd.	196,000	479,577
Henderson Land Development Co., Ltd.	61,144	390,512
Hysan Development Co., Ltd.	39,000	172,986
Sino Land Co., Ltd.	344,000	530,964
Swire Properties Ltd.	85,600	256,941
		2,432,726
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	129,000	250,950
Giordano International Ltd.	442,000	237,181
Luk Fook Holdings International Ltd.	98,000	252,177
Sa Sa International Holdings Ltd. (a)	148,000	47,476
		787,784
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	41,100	498,472
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	486,000	179,322
PCCW Ltd.	1,168,000	628,899
SmarTone Telecommunications Holdings Ltd.	37,500	66,386
		874,607
Transportation 0.3%
Cathay Pacific Airways Ltd.	281,000	557,320
Orient Overseas International Ltd.	107,000	509,549
Pacific Basin Shipping Ltd.	1,028,000	304,077
		1,370,946
		9,797,374
Ireland 0.7%
Capital Goods 0.1%
Kingspan Group plc	18,328	443,337
Consumer Services 0.1%
Paddy Power plc	3,411	394,691
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Fyffes plc	110,567	188,943
Total Produce plc	86,419	131,618
		320,561
Food, Beverage & Tobacco 0.1%
C&C Group plc	76,099	303,014
Glanbia plc	15,555	301,422
		604,436
Health Care Equipment & Services 0.1%
UDG Healthcare plc	55,098	403,385
Materials 0.1%
James Hardie Industries plc CDI	31,797	411,615
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	4,013	256,310
Transportation 0.0%
Irish Continental Group plc	33,548	182,611
		3,016,946
Israel 1.0%
Banks 0.1%
Israel Discount Bank Ltd., Class A *	198,313	362,731
Mizrahi Tefahot Bank Ltd.	20,211	245,633
		608,364
Capital Goods 0.1%
Elbit Systems Ltd.	4,110	325,744
IDB Development Corp., Ltd. *	227,465	129,218
Shikun & Binui Ltd.	32,803	59,853
		514,815
Energy 0.2%
Delek Group Ltd.	1,302	313,383
Oil Refineries Ltd. *	684,489	250,150
Paz Oil Co., Ltd.	2,346	349,548
		913,081
Food & Staples Retailing 0.1%
Shufersal Ltd. *	75,807	217,036
Insurance 0.0%
Harel Insurance Investments & Finances Service Ltd.	17,182	72,561
Materials 0.1%
The Israel Corp., Ltd.	1,364	351,870
Real Estate 0.0%
Gazit-Globe Ltd.	6,251	67,769
Software & Services 0.1%
NICE-Systems Ltd.	4,987	308,230
Telecommunication Services 0.3%
B Communications Ltd.	9,644	235,658
Cellcom Israel Ltd. *	81,099	603,437
Partner Communications Co., Ltd. *	102,655	464,822
		1,303,917
		4,357,643
See financial notes    39

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Italy 2.7%
Automobiles & Components 0.1%
Brembo S.p.A.	1,476	65,056
Piaggio & C. S.p.A.	67,146	166,611
		231,667
Banks 0.5%
Banca Carige S.p.A. *	130,068	237,083
Banca Popolare Di Milano Scarl	761,437	714,468
Banca Popolare Di Sondrio Scarl	127,922	583,499
Credito Valtellinese Scarl *	289,919	364,964
		1,900,014
Capital Goods 0.2%
Astaldi S.p.A.	19,740	159,008
C.I.R. S.p.A. - Compagnie Industriali Riunite *	266,469	294,275
Danieli & Co., Officine Meccaniche S.p.A.	3,136	66,966
Interpump Group S.p.A.	3,782	55,648
Salini Impregilo S.p.A.	36,097	149,465
Trevi Finanziaria Industriale S.p.A. (a)	47,484	61,301
		786,663
Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	3,179	57,500
De'Longhi S.p.A.	7,617	186,328
Prada S.p.A. (a)	60,900	247,510
Safilo Group S.p.A. *	14,622	181,571
Tod's S.p.A.	2,435	203,937
		876,846
Consumer Services 0.1%
Autogrill S.p.A. *	28,414	264,493
Diversified Financials 0.0%
Banca Generali S.p.A.	2,405	74,073
Energy 0.2%
ERG S.p.A.	34,188	485,314
Saras S.p.A. *(a)	225,884	445,686
		931,000
Food & Staples Retailing 0.0%
MARR S.p.A.	8,738	177,867
Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	37,228	318,799
Parmalat S.p.A.	123,435	321,150
		639,949
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	759	33,983
Insurance 0.2%
Mediolanum S.p.A.	29,033	236,533
Societa Cattolica di Assicurazioni S.c.r.l.	33,177	258,938
Unipol Gruppo Finanziario S.p.A.	70,134	326,683
UnipolSai S.p.A.	29,671	71,535
		893,689
Security	Number of Shares	Value ($)
Materials 0.3%
Buzzi Unicem S.p.A.	32,554	550,817
Italcementi S.p.A.	75,183	835,018
		1,385,835
Media 0.0%
RCS MediaGroup S.p.A. *(a)	162,431	129,614
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	11,610	288,571
Real Estate 0.0%
Beni Stabili S.p.A	197,281	162,085
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	20,999	189,191
Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	19,450	206,939
ASTM S.p.A.	19,517	261,582
Societa Iniziative Autostradali e Servizi S.p.A.	27,325	313,666
		782,187
Utilities 0.4%
ACEA S.p.A.	16,373	235,364
Enel Green Power S.p.A.	278,690	589,196
Hera S.p.A.	229,093	601,188
Iren S.p.A.	269,132	443,357
		1,869,105
		11,616,832
Japan 40.1%
Automobiles & Components 2.8%
Aisan Industry Co., Ltd.	16,200	162,026
Akebono Brake Industry Co., Ltd. (a)	52,300	153,133
Calsonic Kansei Corp.	98,000	781,028
Exedy Corp.	15,200	349,572
F.C.C. Co., Ltd.	20,200	357,233
Futaba Industrial Co., Ltd.	69,400	298,364
G-Tekt Corp.	16,600	205,054
HI-LEX Corp.	4,300	131,773
Kasai Kogyo Co., Ltd.	6,200	77,056
Keihin Corp.	28,400	463,267
Koito Manufacturing Co., Ltd.	20,400	772,769
KYB Corp.	115,000	328,173
Mitsuba Corp.	9,600	150,794
Musashi Seimitsu Industry Co., Ltd.	11,300	229,359
Nifco, Inc.	9,200	354,653
Nippon Seiki Co., Ltd.	16,000	335,295
Nissan Shatai Co., Ltd.	47,800	551,215
Nissin Kogyo Co., Ltd.	20,200	310,696
NOK Corp.	24,300	571,042
Pacific Industrial Co., Ltd.	19,500	218,248
Piolax, Inc.	1,500	79,364
Press Kogyo Co., Ltd.	61,800	265,607
Sanden Holdings Corp.	49,000	168,680
Showa Corp.	30,400	281,777
Sumitomo Riko Co., Ltd.	31,000	250,591
Tachi-S Co., Ltd.	26,500	369,954
Takata Corp. *(a)	33,400	378,556
Tokai Rika Co., Ltd.	21,500	464,888
40    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Topre Corp.	9,900	215,066
Toyo Tire & Rubber Co., Ltd.	16,300	342,997
Toyota Boshoku Corp.	45,600	974,329
TS Tech Co., Ltd.	18,600	510,115
Unipres Corp.	26,700	606,798
Yorozu Corp.	10,700	228,674
		11,938,146
Banks 2.3%
Aozora Bank Ltd.	163,000	595,774
Ashikaga Holdings Co., Ltd.	16,800	75,396
Fukuoka Financial Group, Inc.	135,000	710,390
Hokuhoku Financial Group, Inc.	228,000	506,211
Kyushu Financial Group, Inc. *	52,640	404,822
Senshu Ikeda Holdings, Inc.	31,300	134,804
Seven Bank Ltd.	61,300	279,317
Shinsei Bank Ltd.	209,000	438,226
Suruga Bank Ltd.	15,200	299,242
The 77 Bank Ltd.	37,000	204,601
The Awa Bank Ltd.	30,000	166,372
The Bank of Kyoto Ltd.	27,000	272,687
The Chiba Bank Ltd.	87,000	634,668
The Chugoku Bank Ltd.	23,300	330,308
The Daishi Bank Ltd.	43,000	194,314
The Gunma Bank Ltd.	51,000	321,030
The Hachijuni Bank Ltd.	45,000	306,843
The Hiroshima Bank Ltd.	49,000	272,124
The Hyakugo Bank Ltd.	35,000	179,036
The Hyakujushi Bank Ltd.	10,000	37,601
The Iyo Bank Ltd.	25,500	274,181
The Joyo Bank Ltd.	63,000	327,230
The Juroku Bank Ltd.	49,000	218,584
The Keiyo Bank Ltd.	35,000	175,850
The Kiyo Bank Ltd.	11,000	167,289
The Musashino Bank Ltd.	5,000	190,227
The Nanto Bank Ltd.	19,000	60,272
The Nishi-Nippon City Bank Ltd.	119,000	347,735
The Ogaki Kyoritsu Bank Ltd.	56,000	218,212
The San-in Godo Bank Ltd.	24,000	221,793
The Shiga Bank Ltd.	26,000	138,967
The Shizuoka Bank Ltd.	58,000	581,842
TOMONY Holdings, Inc.	31,500	122,154
Yamaguchi Financial Group, Inc.	31,000	381,287
		9,789,389
Capital Goods 7.2%
Aica Kogyo Co., Ltd.	12,300	243,636
Amada Holdings Co., Ltd.	60,700	541,346
Asahi Diamond Industrial Co., Ltd.	14,300	150,889
Bunka Shutter Co., Ltd.	8,700	67,540
Central Glass Co., Ltd.	101,000	498,537
Chiyoda Corp.	45,000	342,264
Chudenko Corp.	8,000	172,858
CKD Corp.	16,000	145,483
COMSYS Holdings Corp.	50,900	664,832
Daifuku Co., Ltd.	20,700	306,356
Daihen Corp.	31,000	154,151
DMG Mori Co., Ltd.	17,400	247,632
Fuji Electric Co., Ltd.	151,000	673,695
Fuji Machine Manufacturing Co., Ltd.	23,038	225,985
Security	Number of Shares	Value ($)
Fujikura Ltd.	156,000	801,827
Fujitec Co., Ltd.	15,800	170,491
Furukawa Co., Ltd.	76,000	179,713
Futaba Corp.	10,900	140,730
Glory Ltd.	15,200	384,550
GS Yuasa Corp.	109,000	414,389
Hazama Ando Corp.	26,100	153,884
Hitachi Koki Co., Ltd.	19,100	139,146
Hitachi Zosen Corp.	72,300	395,161
Hoshizaki Electric Co., Ltd.	7,200	520,619
Inaba Denki Sangyo Co., Ltd.	11,700	365,075
Inabata & Co., Ltd.	42,800	495,756
Iseki & Co., Ltd. (a)	97,000	159,788
Iwatani Corp. (a)	88,000	487,196
Kanamoto Co., Ltd.	3,200	64,662
Kandenko Co., Ltd.	71,000	501,704
Kanematsu Corp.	321,000	530,046
Keihan Electric Railway Co., Ltd.	76,000	538,942
Kitz Corp.	49,800	229,212
Komori Corp.	16,100	190,481
Kumagai Gumi Co., Ltd.	22,000	65,914
Kurita Water Industries Ltd.	33,900	765,489
Kuroda Electric Co., Ltd.	19,400	392,974
Kyowa Exeo Corp.	51,400	536,415
Kyudenko Corp.	19,000	391,641
Mabuchi Motor Co., Ltd.	6,000	296,876
Maeda Corp.	35,000	254,154
Maeda Road Construction Co., Ltd.	25,000	454,437
Makino Milling Machine Co., Ltd.	21,000	162,655
Meidensha Corp.	54,000	189,933
Minebea Co., Ltd.	39,000	429,538
Mirait Holdings Corp.	35,900	311,083
MISUMI Group, Inc.	38,200	497,444
Miura Co., Ltd.	19,900	237,447
Nabtesco Corp.	20,800	416,518
Nachi-Fujikoshi Corp.	37,000	166,101
Namura Shipbuilding Co., Ltd.	22,000	192,395
NGK Insulators Ltd.	33,000	714,445
Nichias Corp.	46,000	289,923
Nichiha Corp.	13,400	180,711
Nippo Corp.	22,000	383,369
Nippon Densetsu Kogyo Co., Ltd.	14,400	272,914
Nippon Sheet Glass Co., Ltd. *	737,000	632,623
Nippon Steel & Sumikin Bussan Corp.	97,000	337,297
Nishimatsu Construction Co., Ltd.	96,000	381,106
Nishio Rent All Co., Ltd.	5,400	125,679
Nisshinbo Holdings, Inc.	50,000	679,031
Nitta Corp.	6,300	171,618
Nitto Kogyo Corp.	7,400	142,811
Noritz Corp.	16,500	257,908
NTN Corp.	133,000	660,971
Oiles Corp.	9,780	155,486
OKUMA Corp.	26,000	208,479
Okumura Corp.	52,000	275,206
OSG Corp.	12,900	242,651
Penta-Ocean Construction Co., Ltd.	82,300	373,741
Ryobi Ltd.	74,000	272,835
See financial notes    41

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Sanki Engineering Co., Ltd.	25,600	211,392
Sankyo Tateyama, Inc.	15,400	214,369
Sanwa Holdings Corp.	46,300	374,509
Seibu Holdings, Inc.	9,200	186,197
Shinmaywa Industries Ltd.	28,000	305,671
SHO-BOND Holdings Co., Ltd.	3,300	131,059
Sintokogio Ltd.	21,900	188,285
Tadano Ltd.	15,000	179,182
Taihei Dengyo Kaisha Ltd.	7,000	74,391
Taikisha Ltd.	10,300	249,343
Takara Standard Co., Ltd.	34,000	256,836
Takasago Thermal Engineering Co., Ltd.	19,800	284,252
Takuma Co., Ltd.	8,000	63,169
The Japan Steel Works Ltd.	132,000	491,264
The Nippon Road Co., Ltd.	36,000	195,598
THK Co., Ltd.	23,600	444,568
Toa Corp.	97,000	220,094
Toda Corp.	71,000	386,224
TOKAI Holdings Corp.	21,300	90,329
Toshiba Machine Co., Ltd.	39,000	134,299
Toshiba Plant Systems & Services Corp.	12,500	133,893
Totetsu Kogyo Co., Ltd.	7,000	151,358
Toyo Engineering Corp.	67,000	168,485
Trusco Nakayama Corp.	9,800	343,600
Tsubakimoto Chain Co.	29,000	212,491
Ushio, Inc.	34,400	473,888
Wakita & Co., Ltd.	6,300	49,582
Yamazen Corp.	30,600	273,267
Yuasa Trading Co., Ltd.	10,600	247,088
Yurtec Corp.	9,000	86,354
		30,639,431
Commercial & Professional Supplies 1.1%
Aeon Delight Co., Ltd.	7,100	204,538
Daiseki Co., Ltd.	8,500	136,378
Duskin Co., Ltd.	28,100	482,269
Itoki Corp.	5,900	43,133
Kokuyo Co., Ltd.	47,900	534,403
Meitec Corp.	5,300	192,484
Nissha Printing Co., Ltd.	9,900	215,291
Nomura Co., Ltd.	13,400	181,082
Okamura Corp.	27,600	256,078
Park24 Co., Ltd.	17,600	368,871
Relia, Inc.	18,300	173,542
Sato Holdings Corp.	7,200	156,525
Sohgo Security Services Co., Ltd.	16,500	796,014
Temp Holdings Co., Ltd.	28,800	429,979
Toppan Forms Co., Ltd.	24,800	319,492
		4,490,079
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	17,600	231,098
Asics Corp.	18,400	508,221
Casio Computer Co., Ltd.	35,300	665,029
Foster Electric Co., Ltd.	4,600	112,866
Fujitsu General Ltd.	16,000	200,926
Funai Electric Co., Ltd.	27,700	285,837
Gunze Ltd.	105,000	333,503
Haseko Corp.	43,700	444,306
Heiwa Corp.	9,500	175,368
Security	Number of Shares	Value ($)
JVC Kenwood Corp.	74,100	193,825
Kurabo Industries Ltd.	118,000	209,076
Misawa Homes Co., Ltd.	15,700	94,468
Mizuno Corp.	61,000	299,455
Onward Holdings Co., Ltd.	78,000	489,888
PanaHome Corp.	41,000	291,761
Pioneer Corp. *	224,200	603,831
Rinnai Corp.	7,000	554,932
Sangetsu Co., Ltd.	25,200	402,013
Sankyo Co., Ltd.	16,800	647,466
Sanyo Shokai Ltd.	30,000	87,497
Seiko Holdings Corp.	15,000	97,724
Seiren Co., Ltd.	17,500	205,904
Tamron Co., Ltd.	7,400	147,792
Token Corp.	4,150	329,288
Tomy Co., Ltd. (a)	44,200	222,688
TSI Holdings Co., Ltd.	40,800	286,114
Wacoal Holdings Corp.	37,000	464,294
		8,585,170
Consumer Services 0.9%
Accordia Golf Co., Ltd.	31,200	282,867
Doutor Nichires Holdings Co., Ltd.	13,800	200,957
Dynam Japan Holdings Co., Ltd.	157,800	193,894
H.I.S. Co., Ltd.	11,500	386,587
McDonald's Holdings Co., Ltd. (a)	25,833	610,983
MOS Food Services, Inc.	7,900	171,232
Ohsho Food Service Corp.	1,200	40,030
Plenus Co., Ltd.	9,700	149,999
Resorttrust, Inc.	7,500	192,757
Round One Corp.	48,300	218,172
Royal Holdings Co., Ltd.	11,400	200,224
Saint Marc Holdings Co., Ltd.	4,900	145,661
Saizeriya Co., Ltd.	13,400	303,730
Skylark Co., Ltd.	6,500	84,545
Tokyo Dome Corp.	38,000	176,423
Yoshinoya Holdings Co., Ltd.	28,900	356,071
Zensho Holdings Co., Ltd.	33,300	313,760
		4,027,892
Diversified Financials 0.8%
Acom Co., Ltd. *	62,100	339,984
AEON Financial Service Co., Ltd.	14,000	349,798
Century Tokyo Leasing Corp.	7,300	247,626
Credit Saison Co., Ltd.	40,200	825,289
Fuyo General Lease Co., Ltd.	4,000	179,330
Hitachi Capital Corp.	8,900	255,739
Jaccs Co., Ltd.	40,000	167,382
Japan Exchange Group, Inc.	6,600	106,200
Mitsubishi UFJ Lease & Finance Co., Ltd.	60,700	318,599
Okasan Securities Group, Inc.	9,000	52,899
Orient Corp. *	182,900	365,680
SBI Holdings, Inc.	22,900	259,190
Tokai Tokyo Financial Holdings, Inc.	9,200	55,973
		3,523,689
42    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Energy 0.2%
Itochu Enex Co., Ltd.	26,000	208,246
Japan Petroleum Exploration Co., Ltd.	13,800	414,166
Nippon Gas Co., Ltd.	2,300	58,169
		680,581
Food & Staples Retailing 1.9%
Ain Pharmaciez, Inc.	5,400	255,629
Arcs Co., Ltd.	25,000	503,976
Axial Retailing, Inc.	2,800	104,167
Belc Co., Ltd.	1,900	70,896
Cawachi Ltd.	20,400	353,048
Cocokara fine, Inc.	15,600	616,716
Cosmos Pharmaceutical Corp.	1,400	174,264
Create SD Holdings Co., Ltd.	1,500	88,321
FamilyMart Co., Ltd.	12,500	510,960
Heiwado Co., Ltd.	16,500	370,164
Kato Sangyo Co., Ltd.	24,500	596,280
Matsumotokiyoshi Holdings Co., Ltd.	18,700	800,663
Ministop Co., Ltd.	9,400	173,671
Mitsubishi Shokuhin Co., Ltd.	14,400	366,282
San-A Co., Ltd.	6,000	254,794
Sugi Holdings Co., Ltd.	9,800	476,210
Sundrug Co., Ltd.	9,400	495,187
Tsuruha Holdings, Inc.	8,700	689,249
Valor Holdings Co., Ltd.	26,200	610,992
Welcia Holdings Co., Ltd.	5,500	271,069
Yaoko Co., Ltd.	5,900	237,637
Yokohama Reito Co., Ltd.	35,300	281,529
		8,301,704
Food, Beverage & Tobacco 2.6%
Calbee, Inc.	8,400	304,347
Coca-Cola East Japan Co., Ltd.	18,100	254,384
Dydo Drinco, Inc.	5,500	234,895
Ezaki Glico Co., Ltd.	12,600	601,804
Fuji Oil Holdings, Inc.	28,900	407,518
Hokuto Corp.	10,000	195,469
House Foods Group, Inc.	21,800	376,652
Ito En Ltd.	24,600	513,856
Itoham Foods, Inc.	86,000	439,345
J-Oil Mills, Inc.	64,000	185,031
Kagome Co., Ltd. (a)	26,200	445,240
Kikkoman Corp.	26,000	814,355
Marudai Food Co., Ltd.	21,000	77,858
Maruha Nichiro Corp.	5,900	88,547
Megmilk Snow Brand Co., Ltd.	40,700	845,750
Mitsui Sugar Co., Ltd.	32,000	128,699
Morinaga & Co., Ltd.	69,000	351,370
Morinaga Milk Industry Co., Ltd.	180,000	816,883
Nichirei Corp.	132,000	858,597
Nippon Flour Mills Co., Ltd.	80,000	497,196
Nippon Suisan Kaisha Ltd.	118,300	396,334
Prima Meat Packers Ltd.	76,000	212,305
Sapporo Holdings Ltd.	136,000	560,506
Takara Holdings, Inc.	51,700	371,349
The Nisshin Oillio Group Ltd.	100,000	371,275
Warabeya Nichiyo Co., Ltd.	12,500	244,019
Yakult Honsha Co., Ltd.	10,600	561,181
		11,154,765
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.9%
BML, Inc.	2,000	58,898
Hogy Medical Co., Ltd.	2,800	134,410
Miraca Holdings, Inc.	13,600	605,271
Nichii Gakkan Co. (a)	26,500	182,948
Nihon Kohden Corp.	14,800	288,123
Nikkiso Co., Ltd.	16,800	135,598
Nipro Corp.	36,600	410,301
Paramount Bed Holdings Co., Ltd.	6,600	211,696
Ship Healthcare Holdings, Inc.	12,000	290,679
Sysmex Corp.	10,700	611,599
Toho Holdings Co., Ltd.	37,700	835,859
		3,765,382
Household & Personal Products 0.7%
Earth Chemical Co., Ltd.	5,600	221,168
Fancl Corp.	17,100	239,630
Kobayashi Pharmaceutical Co., Ltd.	5,500	426,405
Kose Corp.	4,800	468,766
Lion Corp.	64,000	616,979
Mandom Corp.	6,300	250,000
Pigeon Corp.	9,500	266,180
Pola Orbis Holdings, Inc.	5,000	318,004
		2,807,132
Insurance 0.1%
Sony Financial Holdings, Inc.	26,199	469,554
Materials 4.3%
ADEKA Corp.	33,900	498,188
Aichi Steel Corp.	62,000	269,316
Asahi Holdings, Inc.	18,000	264,891
Chugoku Marine Paints Ltd.	23,000	164,425
Daido Steel Co., Ltd.	117,000	447,854
Daio Paper Corp. (a)	37,000	365,025
Dowa Holdings Co., Ltd.	77,000	671,333
FP Corp.	6,800	278,159
Fuji Seal International, Inc.	7,700	261,420
Fujimori Kogyo Co., Ltd.	5,400	148,762
Godo Steel Ltd.	40,000	69,998
Hitachi Metals Ltd.	39,690	449,523
Hokuetsu Kishu Paper Co., Ltd.	68,700	478,711
Ishihara Sangyo Kaisha Ltd. *	178,000	172,596
Kansai Paint Co., Ltd.	29,000	442,070
Konishi Co., Ltd.	8,500	156,233
Kureha Corp.	63,000	240,552
Kyoei Steel Ltd.	11,100	183,554
Lintec Corp.	18,800	440,390
Maruichi Steel Tube Ltd.	15,700	402,050
Mitsubishi Gas Chemical Co., Inc.	137,000	763,827
Mitsubishi Steel Manufacturing Co., Ltd.	84,000	161,152
Nihon Parkerizing Co., Ltd.	18,500	164,562
Nippon Denko Co., Ltd.	74,200	149,647
Nippon Kayaku Co., Ltd.	41,000	427,745
Nippon Light Metal Holdings Co., Ltd.	317,200	542,560
Nippon Paint Holdings Co., Ltd.	11,500	242,903
Nippon Shokubai Co., Ltd.	8,400	657,359
Nippon Soda Co., Ltd.	42,000	326,012
Nissan Chemical Industries Ltd.	25,500	633,330
See financial notes    43

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Nisshin Steel Co., Ltd.	36,200	371,500
Nittetsu Mining Co., Ltd.	48,000	211,461
NOF Corp.	50,000	357,393
Pacific Metals Co., Ltd. *	77,000	206,065
Rengo Co., Ltd.	144,000	684,533
Sakai Chemical Industry Co., Ltd.	27,000	79,857
Sakata INX Corp.	15,700	143,204
Sanyo Chemical Industries Ltd.	26,000	192,309
Sanyo Special Steel Co., Ltd.	65,000	267,751
Sumitomo Bakelite Co., Ltd.	93,000	381,530
Sumitomo Osaka Cement Co., Ltd.	148,000	570,322
The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	148,135
Toagosei Co., Ltd.	56,400	472,194
Toho Zinc Co., Ltd.	60,000	165,817
Tokai Carbon Co., Ltd.	107,000	291,765
Tokuyama Corp. *(a)	300,000	605,013
Tokyo Ohka Kogyo Co., Ltd.	8,000	255,689
Tokyo Steel Manufacturing Co., Ltd.	46,100	307,633
Topy Industries Ltd.	116,000	260,996
Toyo Ink SC Holdings Co., Ltd.	83,000	342,231
Toyobo Co., Ltd.	407,000	596,600
UACJ Corp.	97,300	188,953
Yamato Kogyo Co., Ltd.	12,800	340,955
Yodogawa Steel Works Ltd.	12,100	213,299
Zeon Corp.	53,000	432,574
		18,561,926
Media 0.7%
Asatsu-DK, Inc.	20,500	503,074
Avex Group Holdings, Inc.	14,400	169,752
CyberAgent, Inc.	5,000	205,362
Daiichikosho Co., Ltd.	11,900	396,889
SKY Perfect JSAT Holdings, Inc.	59,000	310,549
Toei Co., Ltd.	20,000	178,697
Toho Co., Ltd.	20,200	525,669
Tokyo Broadcasting System Holdings, Inc.	15,100	224,343
TV Asahi Holdings Corp.	9,500	158,542
Zenrin Co., Ltd.	12,000	174,778
		2,847,655
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Hisamitsu Pharmaceutical Co., Inc.	13,800	534,886
Kaken Pharmaceutical Co., Ltd.	4,300	297,194
Kissei Pharmaceutical Co., Ltd.	6,700	172,356
KYORIN Holdings, Inc.	12,500	210,136
Mochida Pharmaceutical Co., Ltd.	4,700	277,515
Nichi-iko Pharmaceutical Co., Ltd.	6,900	191,505
Nippon Shinyaku Co., Ltd.	5,000	195,492
Rohto Pharmaceutical Co., Ltd.	24,200	399,263
Santen Pharmaceutical Co., Ltd.	46,900	636,549
Sawai Pharmaceutical Co., Ltd.	4,900	313,685
Sumitomo Dainippon Pharma Co., Ltd.	39,000	431,654
Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	11,200	698,822
Tsumura & Co.	17,300	416,862
		4,775,919
Real Estate 1.5%
Advance Residence Investment Corp.	128	273,120
Aeon Mall Co., Ltd.	20,230	338,402
Daikyo, Inc.	59,000	101,989
Frontier Real Estate Investment Corp.	35	141,605
Fukuoka REIT Corp.	41	66,858
Japan Excellent, Inc.	153	167,603
Japan Logistics Fund, Inc.	32	59,844
Japan Prime Realty Investment Corp.	81	263,669
Japan Real Estate Investment Corp.	122	563,943
Japan Retail Fund Investment Corp.	268	519,055
Kenedix Office Investment Corp.	43	197,116
Leopalace21 Corp. *	73,400	391,069
Mori Trust Sogo REIT, Inc.	79	139,764
Nippon Accommodations Fund, Inc.	43	148,347
Nippon Building Fund, Inc.	150	712,391
Nippon Prologis REIT, Inc.	31	54,516
Nomura Real Estate Holdings, Inc.	33,700	720,133
NTT Urban Development Corp.	17,500	173,408
Orix JREIT, Inc.	203	273,273
Premier Investment Corp.	50	49,052
Relo Holdings, Inc.	1,800	193,544
Tokyo Tatemono Co., Ltd.	24,600	305,663
Top REIT, Inc.	31	116,430
United Urban Investment Corp.	207	287,192
		6,257,986
Retailing 2.6%
ABC-Mart, Inc.	3,500	195,220
Adastria Co., Ltd.	8,190	461,053
Alpen Co., Ltd.	11,700	191,524
AOKI Holdings, Inc.	16,000	195,024
Aoyama Trading Co., Ltd.	18,400	670,373
Arcland Sakamoto Co., Ltd.	8,700	190,446
ASKUL Corp.	8,200	300,988
Autobacs Seven Co., Ltd.	44,100	773,319
Bic Camera, Inc. (a)	25,300	205,844
Canon Marketing Japan, Inc.	28,900	439,359
Chiyoda Co., Ltd.	12,200	404,462
DCM Holdings Co., Ltd.	82,400	545,868
Don Quijote Holdings Co., Ltd.	18,100	664,888
Doshisha Co., Ltd.	12,500	230,155
Geo Holdings Corp.	38,000	568,624
Gulliver International Co., Ltd. (a)	20,600	207,531
H2O Retailing Corp.	36,300	705,147
Hikari Tsushin, Inc.	4,500	342,444
Izumi Co., Ltd.	9,600	356,140
Joyful Honda Co., Ltd.	8,200	154,574
Kohnan Shoji Co., Ltd.	31,700	462,400
44    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Komeri Co., Ltd.	16,800	359,178
Nojima Corp.	6,300	74,460
Rakuten, Inc.	34,660	480,152
Ryohin Keikaku Co., Ltd.	3,600	722,869
Sanrio Co., Ltd. (a)	8,200	217,843
United Arrows Ltd.	5,900	254,177
USS Co., Ltd.	28,100	496,074
Xebio Holdings Co., Ltd.	21,400	382,888
		11,253,024
Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp. (a)	20,300	161,935
Disco Corp.	3,300	300,979
Sanken Electric Co., Ltd.	30,000	104,267
SCREEN Holdings Co., Ltd.	39,000	230,425
Shindengen Electric Manufacturing Co., Ltd.	15,000	54,781
Shinko Electric Industries Co., Ltd.	35,000	212,569
Tokyo Seimitsu Co., Ltd.	8,000	176,626
Ulvac, Inc.	11,500	204,525
		1,446,107
Software & Services 1.9%
Capcom Co., Ltd.	14,600	307,839
Dena Co., Ltd.	41,386	664,009
DTS Corp.	8,100	191,468
Fuji Soft, Inc.	10,000	191,077
Gree, Inc. (a)	60,900	308,483
Ines Corp.	6,800	60,889
Internet Initiative Japan, Inc.	8,300	155,329
IT Holdings Corp.	37,700	931,978
Itochu Techno-Solutions Corp.	19,000	416,537
NEC Networks & System Integration Corp.	14,600	273,484
NET One Systems Co., Ltd.	60,800	374,861
Nexon Co., Ltd.	18,061	250,524
Nihon Unisys Ltd.	26,500	291,154
NS Solutions Corp.	5,000	244,030
NSD Co., Ltd.	10,820	150,721
Obic Co., Ltd.	7,000	369,439
Oracle Corp., Japan	2,900	131,894
Otsuka Corp.	14,900	720,263
SCSK Corp.	6,476	248,290
Square Enix Holdings Co., Ltd.	15,200	410,847
Transcosmos, Inc.	9,300	259,667
Trend Micro, Inc.	15,600	607,954
Yahoo Japan Corp.	139,500	591,636
		8,152,373
Technology Hardware & Equipment 2.7%
Alps Electric Co., Ltd.	26,500	822,538
Amano Corp.	19,900	258,475
Anritsu Corp.	36,200	235,746
Azbil Corp.	21,500	542,427
Canon Electronics, Inc.	9,700	165,460
Citizen Holdings Co., Ltd.	81,600	618,487
Daiwabo Holdings Co., Ltd.	165,000	324,933
Eizo Corp.	8,850	207,194
Hamamatsu Photonics K.K.	16,200	412,384
Hirose Electric Co., Ltd.	4,795	580,367
Hitachi High-Technologies Corp.	25,200	677,705
Hitachi Kokusai Electric, Inc.	9,500	131,166
Security	Number of Shares	Value ($)
Hitachi Maxell Ltd.	12,400	212,660
Horiba Ltd.	9,600	377,746
Hosiden Corp.	88,700	545,458
Japan Aviation Electronics Industry Ltd.	11,000	194,855
Japan Display, Inc. *	85,100	267,353
Melco Holdings, Inc.	9,100	157,381
Mitsumi Electric Co., Ltd.	71,600	432,267
Nichicon Corp.	22,400	179,580
Nippon Chemi-Con Corp.	56,000	129,576
Nippon Signal Co., Ltd.	17,800	184,920
Oki Electric Industry Co., Ltd.	148,000	249,800
Riso Kagaku Corp.	8,900	161,432
Ryosan Co., Ltd.	19,900	481,579
Ryoyo Electro Corp.	17,500	215,389
Shimadzu Corp.	44,000	682,549
Siix Corp.	6,200	174,483
Taiyo Yuden Co., Ltd.	34,900	491,430
Toshiba TEC Corp.	63,000	228,238
Wacom Co., Ltd. (a)	38,200	142,984
Yaskawa Electric Corp.	34,700	411,608
Yokogawa Electric Corp.	49,800	556,280
		11,454,450
Transportation 1.4%
Fukuyama Transporting Co., Ltd. (a)	63,000	342,132
Hitachi Transport System Ltd.	24,600	433,067
Japan Airport Terminal Co., Ltd.	3,800	205,519
Keikyu Corp.	63,000	518,229
Keisei Electric Railway Co., Ltd.	35,000	431,299
Kintetsu World Express, Inc.	16,200	304,396
Konoike Transport Co., Ltd.	17,000	210,623
Mitsubishi Logistics Corp.	24,000	344,446
Mitsui-Soko Holdings Co., Ltd.	57,000	183,910
Nankai Electric Railway Co., Ltd.	91,000	465,396
Nikkon Holdings Co., Ltd.	20,800	401,820
Nishi-Nippon Railroad Co., Ltd.	94,000	486,048
Sankyu, Inc.	129,000	726,687
Senko Co., Ltd.	42,000	290,716
Sotetsu Holdings, Inc.	70,000	398,561
The Sumitomo Warehouse Co., Ltd.	39,000	206,906
		5,949,755
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	15,900	390,312
		171,262,421
Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(c)	69,773	—
Commercial & Professional Supplies 0.1%
Regus plc	75,311	387,782
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	120,400	356,512
Household & Personal Products 0.1%
Oriflame Holding AG *(a)	25,781	357,193
See financial notes    45

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.2%
APERAM S.A. *	18,939	583,138
Ternium S.A. ADR	31,177	448,014
		1,031,152
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	200	72,348
Retailing 0.0%
L'Occitane International S.A.	30,500	61,546
		2,266,533
Netherlands 2.2%
Capital Goods 0.7%
Aalberts Industries N.V.	17,215	558,116
AerCap Holdings N.V. *	7,354	305,191
Arcadis N.V.	14,845	374,232
Koninklijke BAM Groep N.V *	183,125	1,008,568
Sensata Technologies Holding N.V. *	7,623	366,590
TKH Group N.V.	5,119	193,706
		2,806,403
Commercial & Professional Supplies 0.1%
Brunel International N.V.	3,348	62,793
USG People N.V.	34,865	554,157
		616,950
Consumer Durables & Apparel 0.1%
TomTom N.V. *	22,598	245,064
Diversified Financials 0.1%
Euronext N.V. (d)	3,102	136,230
HAL Trust	1,358	251,026
		387,256
Energy 0.4%
Core Laboratories N.V.	3,044	354,109
Koninklijke Vopak N.V.	9,744	391,421
Nostrum Oil & Gas plc	8,304	55,046
SBM Offshore N.V. *	57,149	780,785
		1,581,361
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR - Reg'd *	33,904	700,725
Food, Beverage & Tobacco 0.1%
Corbion N.V.	25,557	627,550
Insurance 0.1%
NN Group N.V.	8,433	264,230
Materials 0.1%
Koninklijke Ten Cate N.V.	14,574	394,568
OCI N.V. *	5,904	166,559
		561,127
Real Estate 0.2%
Eurocommercial Properties N.V. CVA	5,159	246,044
NSI N.V.	19,507	84,855
Vastned Retail N.V.	4,629	224,499
Wereldhave N.V.	4,630	288,631
		844,029
Retailing 0.0%
Beter Bed Holding N.V.	2,934	70,190
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	8,605	328,258
Software & Services 0.0%
Yandex N.V., Class A *	12,930	208,173
		9,241,316
New Zealand 0.9%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	120,613	327,188
Energy 0.1%
Z Energy Ltd.	62,709	284,501
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	31,832	115,870
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	45,784	240,919
Materials 0.1%
Nuplex Industries Ltd.	106,145	305,800
Media 0.1%
SKY Network Television Ltd.	95,946	294,561
Real Estate 0.0%
Kiwi Property Group Ltd.	177,467	163,188
Telecommunication Services 0.1%
Chorus Ltd. *	165,171	317,560
Transportation 0.1%
Air New Zealand Ltd.	149,636	294,340
Auckland International Airport Ltd.	70,194	249,443
Mainfreight Ltd. (a)	14,458	151,666
		695,449
Utilities 0.2%
Contact Energy Ltd.	65,450	229,727
Genesis Energy Ltd.	67,950	85,761
Infratil Ltd.	165,611	347,830
Mighty River Power Ltd.	121,746	230,586
TrustPower Ltd.	20,311	107,278
		1,001,182
		3,746,218
Norway 1.1%
Banks 0.1%
SpareBank 1 SMN	27,683	173,572
SpareBank 1 SR Bank A.S.A.	37,515	179,204
		352,776
Capital Goods 0.0%
Veidekke A.S.A.	11,784	149,694
Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	19,458	207,596
Diversified Financials 0.0%
Aker A.S.A., A Shares	3,652	71,928
Energy 0.3%
Akastor A.S.A. *	210,711	275,269
BW Offshore Ltd.	115,295	48,070
46    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Fred Olsen Energy A.S.A. *	53,610	250,544
TGS Nopec Geophysical Co. A.S.A. (a)	23,714	470,198
		1,044,081
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	32,475	199,717
Leroy Seafood Group A.S.A.	5,486	192,428
Salmar A.S.A.	3,782	61,875
		454,020
Insurance 0.2%
Gjensidige Forsikring A.S.A.	40,228	612,473
Storebrand A.S.A. *	107,387	374,708
		987,181
Materials 0.0%
Borregaard A.S.A.	23,434	124,888
Media 0.1%
Schibsted A.S.A., Class A	9,468	317,712
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	2,155,464	387,434
Software & Services 0.1%
Atea A.S.A. *	39,071	363,250
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	1,613	59,273
		4,519,833
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	108,552	131,682
Banco Espirito Santo S.A. - Reg'd *(b)(c)	320,558	—
		131,682
Capital Goods 0.0%
Mota-Engil, SGPS, S.A. (a)	53,477	133,768
Food & Staples Retailing 0.1%
Sonae SGPS S.A.	350,405	418,662
Materials 0.1%
Portucel S.A.	21,069	85,775
Semapa-Sociedade de Investimento e Gestao	19,535	276,480
		362,255
Media 0.1%
NOS SGPS S.A.	26,149	216,999
Transportation 0.0%
CTT-Correios de Portugal S.A.	13,888	157,748
Utilities 0.1%
Redes Energeticas Nacionais SGPS, S.A.	52,506	160,006
		1,581,120
Singapore 1.6%
Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd. (a)(b)(c)	522,231	139,793
Sembcorp Marine Ltd. (a)	251,296	418,160
Singapore Technologies Engineering Ltd.	284,400	670,325
Security	Number of Shares	Value ($)
United Engineers Ltd.	96,100	136,084
Vard Holdings Ltd. *(a)	461,600	124,857
		1,489,219
Consumer Services 0.1%
Genting Singapore plc	643,100	372,529
Diversified Financials 0.1%
Singapore Exchange Ltd.	58,200	306,212
Energy 0.0%
InterOil Corp. *	1,818	69,557
Sakari Resources Ltd. *(b)(c)	18,000	—
		69,557
Food & Staples Retailing 0.1%
Olam International Ltd.	160,204	228,077
Real Estate 0.6%
Ascendas Real Estate Investment Trust	214,100	364,511
CapitaLand Commercial Trust Ltd.	196,302	196,993
CapitaLand Mall Trust	234,700	330,907
City Developments Ltd.	88,500	500,849
Global Logistic Properties Ltd.	146,400	234,153
Mapletree Greater China Commercial Trust	100,600	71,317
Mapletree Industrial Trust	56,600	61,614
Mapletree Logistics Trust	82,200	59,785
Suntec Real Estate Investment Trust	165,800	194,747
UOL Group Ltd.	66,500	310,340
Wing Tai Holdings Ltd.	62,600	77,901
Yanlord Land Group Ltd.	85,500	63,694
		2,466,811
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	16,112	170,787
Telecommunication Services 0.1%
M1 Ltd.	67,900	137,480
StarHub Ltd.	96,600	247,810
		385,290
Transportation 0.3%
Neptune Orient Lines Ltd. *(a)	402,100	284,807
SATS Ltd.	156,149	422,007
SIA Engineering Co., Ltd.	25,600	72,800
Singapore Post Ltd.	170,500	230,148
SMRT Corp., Ltd. (a)	158,200	164,608
		1,174,370
		6,662,852
Spain 2.1%
Banks 0.3%
Bankia S.A.	427,748	549,701
Bankinter S.A.	84,367	610,156
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—
Liberbank S.A. *	230,392	142,485
		1,302,342
Capital Goods 0.6%
Abengoa S.A., B Shares (a)	225,251	218,156
Abengoa S.A., Class A	8,266	9,824
See financial notes    47

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Construcciones y Auxiliar de Ferrocarriles S.A.	699	195,124
Duro Felguera S.A.	41,040	96,411
Fomento de Construcciones y Contratas S.A. *(a)	74,238	565,160
Gamesa Corp. Tecnologica S.A.	40,934	646,076
Obrascon Huarte Lain S.A. (a)	23,657	189,213
Sacyr S.A. (a)	92,604	232,988
Zardoya Otis S.A.	35,654	438,400
		2,591,352
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	60,320	268,386
Consumer Services 0.1%
Melia Hotels International S.A.	13,028	188,125
NH Hotel Group S.A. *	27,021	165,149
		353,274
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A.	9,565	343,172
Energy 0.1%
Tecnicas Reunidas S.A.	6,431	286,417
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	23,865	452,018
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	6,777	395,269
		847,287
Insurance 0.1%
Grupo Catalana Occidente S.A.	7,388	229,075
Materials 0.2%
Acerinox S.A. (a)	43,939	474,732
Ence Energia y Celulosa S.A.	22,524	78,729
Vidrala S.A.	3,490	165,447
		718,908
Media 0.1%
Mediaset Espana Comunicacion S.A.	30,674	372,184
Promotora de Informaciones S.A., Class A *	48,926	271,342
		643,526
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	9,042	174,043
Grifols S.A.	8,556	396,271
		570,314
Software & Services 0.1%
Indra Sistemas S.A. *(a)	50,916	544,720
Utilities 0.0%
EDP Renovaveis S.A.	9,723	70,538
		8,769,311
Sweden 2.2%
Capital Goods 0.3%
AddTech AB, B Shares	5,021	71,405
B&B Tools AB, B Shares	9,883	129,000
Indutrade AB	3,776	179,553
Nibe Industrier AB, B Shares	7,238	233,069
Security	Number of Shares	Value ($)
Peab AB	65,604	501,507
Saab AB, Class B	13,296	374,443
		1,488,977
Commercial & Professional Supplies 0.2%
AF AB, B Shares	9,980	147,588
Intrum Justitia AB	8,894	319,092
Loomis AB, Class B	11,729	304,404
		771,084
Consumer Durables & Apparel 0.1%
JM AB	15,168	428,701
Consumer Services 0.1%
Betsson AB *	15,947	259,358
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	6,017	306,259
Ratos AB, B Shares	84,951	495,842
		802,101
Energy 0.1%
Lundin Petroleum AB *	22,166	320,852
Food & Staples Retailing 0.1%
Axfood AB	19,557	352,927
ICA Gruppen AB	2,327	83,013
		435,940
Food, Beverage & Tobacco 0.1%
AAK AB	3,363	242,146
Health Care Equipment & Services 0.1%
Elekta AB, B Shares	53,479	413,789
Materials 0.2%
BillerudKorsnas AB	19,588	354,491
Hexpol AB	19,190	186,405
Holmen AB, B Shares	13,172	397,068
		937,964
Media 0.1%
Modern Times Group MTG AB, B Shares	16,138	457,784
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	39,753	583,423
Real Estate 0.2%
Castellum AB	21,225	317,685
Fabege AB	14,649	232,726
Kungsleden AB	24,687	184,893
Wihlborgs Fastigheter AB	2,254	44,067
		779,371
Retailing 0.1%
Bilia AB, A Shares	15,367	322,098
Clas Ohlson AB, B Shares	9,395	142,681
		464,779
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	17,942	622,325
Transportation 0.1%
SAS AB *(a)	119,610	230,685
		9,239,279
48    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Switzerland 2.8%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	366	225,388
Valiant Holding AG - Reg'd	2,434	281,008
		506,396
Capital Goods 0.7%
AFG Arbonia-Forster Holding AG - Reg'd *	7,738	74,948
Belimo Holding AG - Reg'd	66	141,555
Bucher Industries AG - Reg'd	1,263	287,427
Burckhardt Compression Holding AG	173	60,275
Conzzeta AG - Reg’d	90	55,769
Daetwyler Holding AG	1,115	156,310
Georg Fischer AG - Reg'd	1,012	621,775
Implenia AG - Reg'd	3,928	194,685
Meyer Burger Technology AG *(a)	24,313	174,147
OC Oerlikon Corp. AG - Reg'd *	32,292	309,871
Schweiter Technologies AG	78	62,451
Sulzer AG - Reg'd	6,121	618,501
Zehnder Group AG	1,914	65,255
		2,822,969
Commercial & Professional Supplies 0.2%
DKSH Holding Ltd. *	5,733	349,165
dorma+kaba Holding AG - Reg'd, Series B	424	264,385
Gategroup Holding AG *	7,520	281,956
		895,506
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	206	234,261
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd, Series B *	1,581	327,349
Diversified Financials 0.3%
Cembra Money Bank AG *	1,252	74,645
GAM Holding AG *	12,589	230,284
Julius Baer Group Ltd. *	13,166	652,803
Partners Group Holding AG	949	343,391
		1,301,123
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	313	375,081
Emmi AG - Reg'd *	657	297,188
		672,269
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	3,843	524,356
Straumann Holding AG - Reg'd	642	181,661
		706,017
Insurance 0.1%
Helvetia Holding AG - Reg'd	972	508,377
Materials 0.1%
EMS-Chemie Holding AG - Reg'd	828	350,389
Schmolz & Bickenbach AG - Reg'd *	281,930	153,779
		504,168
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galenica AG - Reg'd	557	815,947
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,395	184,880
Swiss Prime Site AG - Reg'd *	3,139	239,829
		424,709
Retailing 0.1%
Dufry AG - Reg'd *	2,480	289,727
Valora Holding AG - Reg'd *	1,585	318,775
		608,502
Software & Services 0.1%
Temenos Group AG - Reg'd *	4,741	221,473
Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	11,025	148,185
Logitech International S.A. - Reg'd	30,969	454,955
		603,140
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	441	333,784
Panalpina Welttransport Holding AG - Reg'd	3,364	384,069
		717,853
		11,870,059
United Kingdom 12.5%
Banks 0.0%
The Paragon Group of Cos. plc	22,533	145,528
Capital Goods 1.7%
Ashtead Group plc	40,468	622,225
Bodycote plc	36,523	288,527
Brammer plc	27,044	95,860
Chemring Group plc	98,199	260,380
Diploma plc	2,995	29,619
Fenner plc	77,227	181,118
Galliford Try plc	15,192	349,954
Grafton Group plc	48,789	506,991
HellermannTyton Group plc	30,119	220,039
Interserve plc	43,588	372,454
Keller Group plc	24,699	309,533
Kier Group plc	13,275	281,181
Lavendon Group plc	58,249	135,144
Melrose Industries plc	147,172	602,099
Morgan Advanced Materials plc	72,738	313,302
QinetiQ Group plc	165,858	571,426
Rotork plc	103,044	297,671
Senior plc	67,061	234,004
SIG plc	265,363	544,745
Speedy Hire plc	160,878	74,683
Spirax-Sarco Engineering plc	9,200	431,269
Ultra Electronics Holdings plc	12,467	323,095
Vesuvius plc	63,657	350,124
		7,395,443
Commercial & Professional Supplies 1.2%
Berendsen plc	39,428	621,641
Cape plc	60,677	214,946
De La Rue plc	47,756	340,187
Hays plc	316,353	685,376
HomeServe plc	51,624	322,213
See financial notes    49

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Mears Group plc	23,518	150,097
Michael Page International plc	61,274	466,701
Mitie Group plc	113,272	560,498
PayPoint plc	9,316	142,179
Rentokil Initial plc	257,260	611,941
RPS Group plc	69,953	252,760
Shanks Group plc	168,995	246,845
WS Atkins plc	15,658	331,807
		4,947,191
Consumer Durables & Apparel 0.5%
Bellway plc	14,107	563,473
Berkeley Group Holdings plc	13,209	674,168
Bovis Homes Group plc	11,076	174,707
Coats Group plc *	933,456	423,795
Crest Nicholson Holdings plc	22,395	187,324
Telford Homes plc	11,095	67,689
		2,091,156
Consumer Services 1.0%
Betfair Group plc	5,463	271,395
Bwin Party Digital Entertainment plc	110,852	191,020
Dignity plc	4,497	168,069
Domino's Pizza Group plc	4,614	77,541
Enterprise Inns plc *	322,508	533,314
Greene King plc	71,383	883,081
J.D. Wetherspoon plc	22,514	268,520
Ladbrokes plc	392,446	637,871
Marston's plc	173,980	432,737
Merlin Entertainments plc (d)	33,127	211,381
Mitchells & Butlers plc *	57,280	312,262
The Restaurant Group plc	26,766	295,444
		4,282,635
Diversified Financials 1.6%
Aberdeen Asset Management plc	87,283	465,393
Ashmore Group plc (a)	64,291	266,843
Brewin Dolphin Holdings plc	30,735	127,551
Close Brothers Group plc	17,012	383,320
Hargreaves Lansdown plc	9,380	208,459
Henderson Group plc	122,240	538,815
IG Group Holdings plc	52,884	614,698
Intermediate Capital Group plc	55,444	482,552
International Personal Finance plc	58,021	330,426
Investec plc	74,872	623,699
Jupiter Fund Management plc	41,234	286,005
London Stock Exchange Group plc	15,137	592,651
Markit Ltd. *	5,603	170,891
Provident Financial plc	15,608	833,175
Schroders plc	9,837	451,354
Schroders plc, Non Voting Shares	1,000	34,814
Tullett Prebon plc	60,557	327,504
		6,738,150
Energy 0.2%
EnQuest plc *	553,180	230,378
Genel Energy plc *	12,792	50,490
Security	Number of Shares	Value ($)
Hunting plc	39,943	221,400
Premier Oil plc *	205,136	215,857
		718,125
Food & Staples Retailing 0.1%
Greggs plc	25,751	471,250
Food, Beverage & Tobacco 0.5%
Britvic plc	29,190	313,797
Cranswick plc	14,742	389,755
Dairy Crest Group plc	54,706	542,053
Devro plc	31,856	139,470
Greencore Group plc	48,185	224,045
Premier Foods plc *	664,301	348,189
		1,957,309
Household & Personal Products 0.1%
PZ Cussons plc	58,187	269,352
Insurance 0.6%
Beazley plc	81,110	453,381
Hiscox Ltd.	50,286	747,792
Jardine Lloyd Thompson Group plc	17,625	255,885
Lancashire Holdings Ltd.	72,067	789,472
Saga plc	15,000	48,005
St. James's Place plc	21,933	325,057
		2,619,592
Materials 0.9%
Acacia Mining plc	51,364	152,349
Alent plc	34,025	260,257
Centamin plc	76,893	75,217
Croda International plc	14,684	655,009
Elementis plc	65,047	234,517
Essentra plc	19,917	258,028
Evraz plc *	362,139	471,642
Ferrexpo plc	157,580	82,595
Marshalls plc	11,651	62,235
Petropavlovsk plc *	1,343,169	120,511
Polyus Gold International Ltd.	70,736	207,461
Randgold Resources Ltd.	7,702	516,549
RPC Group plc	32,190	322,454
Synthomer plc	41,936	212,964
Victrex plc	8,417	239,172
		3,870,960
Media 0.2%
Daily Mail & General Trust plc	39,360	453,457
UBM plc	59,378	467,769
		921,226
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,528	146,113
Indivior plc	33,389	105,494
		251,607
Real Estate 0.8%
Derwent London plc	4,348	259,676
Hammerson plc	68,177	667,978
Intu Properties plc	97,221	517,540
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	19,437	274,330
Segro plc	94,261	652,958
50    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Shaftesbury plc	11,434	165,505
The British Land Co., plc	53,799	720,621
		3,258,608
Retailing 1.1%
Debenhams plc	561,912	772,791
Dixons Carphone plc	84,302	598,467
Dunelm Group plc	12,619	184,224
Halfords Group plc	65,520	438,552
Howden Joinery Group plc	39,072	278,674
John Menzies plc	38,659	240,771
Lookers plc	91,572	247,771
N Brown Group plc	42,818	246,874
Pendragon plc	751,651	518,538
Poundland Group plc	19,631	83,224
Sports Direct International plc *	23,586	253,055
Vertu Motors plc	67,297	77,549
WH Smith plc	23,212	608,930
		4,549,420
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	29,174	459,451
Dialog Semiconductor plc *	1,300	48,093
		507,544
Software & Services 0.4%
AVEVA Group plc	7,519	237,477
Computacenter plc	15,892	185,336
Fidessa Group plc	5,584	168,636
Micro Focus International plc	15,330	296,317
Moneysupermarket.com Group plc	39,634	203,976
Playtech plc	17,784	234,311
Telecity Group plc	11,877	214,825
Xchanging plc	103,140	267,121
		1,807,999
Technology Hardware & Equipment 0.6%
e2v Technologies plc	14,981	53,926
Electrocomponents plc	162,012	511,477
Halma plc	37,288	438,305
Laird plc	50,577	263,498
Pace plc	61,943	355,801
Premier Farnell plc	120,557	185,851
Spectris plc	17,571	450,648
Spirent Communications plc	222,306	251,889
TT Electronics plc	89,063	175,400
		2,686,795
Telecommunication Services 0.3%
Cable & Wireless Communications plc	835,234	945,685
KCOM Group plc	127,296	170,196
TalkTalk Telecom Group plc (a)	104,015	404,917
		1,520,798
Transportation 0.5%
BBA Aviation plc	105,817	310,860
Go-Ahead Group plc	8,903	332,828
National Express Group plc	159,282	735,173
Northgate plc	55,307	345,051
Stagecoach Group plc	63,589	339,088
Stolt-Nielsen Ltd.	12,114	163,686
		2,226,686
Security	Number of Shares	Value ($)
Utilities 0.0%
Telecom Plus plc	4,665	75,502
		53,312,876
Total Common Stock
(Cost $397,890,536)		420,007,227

Preferred Stock 0.4% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	3,632	268,322
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	3,013	216,974
Materials 0.1%
Fuchs Petrolub SE	12,111	580,832
Transportation 0.0%
Sixt SE	2,168	93,200
		1,159,328
Italy 0.0%
Capital Goods 0.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	9,067	137,200
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	6,067	211,715
Sweden 0.1%
Transportation 0.1%
SAS AB	4,745	278,250
Total Preferred Stock
(Cost $1,652,774)		1,786,493

Rights 0.0% of net assets
Australia 0.0%
Media 0.0%
Ten Network Holdings Ltd. *(b)	183,734	1,965
Italy 0.0%
Insurance 0.0%
Mediolanum S.p.A. *(b)	29,033	2
Total Rights
(Cost $—)		1,967

See financial notes    51

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Other Investment Companies 4.9% of net assets
United States 4.9%
Equity Fund 0.9%
iShares MSCI EAFE Small Cap ETF	75,000	3,759,000
Securities Lending Collateral 4.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	17,085,674	17,085,674
Total Other Investment Companies
(Cost $20,702,382)		20,844,674
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets
Time Deposits 0.0%
Brown Brothers Harriman
Swiss Franc
(1.00%), 11/02/15	5,238	5,299
Swedish Krone
(0.64%), 11/02/15	631	74
Euro
(0.24%), 11/02/15	15,676	17,238
Japanese Yen
0.01%, 11/02/15	8,779	73
Singapore Dollar
0.10%, 11/02/15	396	283
Norwegian Krone
0.12%, 11/02/15	126,981	14,945
Australian Dollar
0.85%, 11/02/15	5,020	3,580
New Zealand Dollar
1.50%, 11/02/15	157	106
Royal Bank of Canada
Canadian Dollar
0.05%, 11/02/15	146,506	112,042
Total Short-Term Investments
(Cost $153,640)		153,640

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $427,751,941 and the unrealized appreciation and depreciation were $49,692,138 and ($34,650,078), respectively, with a net unrealized appreciation of $15,042,060.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $373,064,205 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,225,783.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $139,793 or 0.0% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $555,094 or 0.1% of net assets.
(e)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
52    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
90.6%	Common Stock	319,471,368	275,693,734
9.0%	Preferred Stock	51,687,794	27,393,065
0.0%	Short-Term Investments	7,265	7,265
99.6%	Total Investments	371,166,427	303,094,064
0.4%	Other Assets and Liabilities, Net		1,316,994
100.0%	Net Assets		304,411,058

Security	Number of Shares	Value ($)
Common Stock 90.6% of net assets
Brazil 5.9%
Banks 0.9%
Banco Bradesco S.A.	140,518	854,545
Banco do Brasil S.A.	347,315	1,439,328
Itau Unibanco Holding S.A.	46,229	297,415
		2,591,288
Capital Goods 0.2%
Embraer S.A.	79,751	584,556
Diversified Financials 0.2%
BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	156,233	461,948
Energy 1.7%
Cosan Ltd., Class A	72,505	253,768
Petroleo Brasileiro S.A. *	1,605,758	3,900,742
Ultrapar Participacoes S.A.	61,214	1,062,805
		5,217,315
Food, Beverage & Tobacco 1.0%
Ambev S.A.	387,350	1,916,679
BRF S.A.	30,718	478,406
JBS S.A.	176,800	652,697
		3,047,782
Insurance 0.1%
Sul America S.A.	78,071	383,044
Materials 1.1%
Companhia Siderurgica Nacional S.A.	449,216	505,222
Vale S.A.	668,976	2,958,225
		3,463,447
Security	Number of Shares	Value ($)
Software & Services 0.1%
Cielo S.A.	34,988	332,129
Telecommunication Services 0.2%
Oi S.A. *	176,773	143,928
Tim Participacoes S.A.	161,447	353,336
		497,264
Transportation 0.1%
CCR S.A.	105,200	330,532
Utilities 0.3%
Centrais Eletricas Brasileiras S.A. *	245,416	319,161
Companhia de Saneamento Basico do Estado de Sao Paulo	99,510	431,796
CPFL Energia S.A. *	73,932	296,687
		1,047,644
		17,956,949
Chile 0.8%
Energy 0.2%
Empresas Copec S.A.	61,545	576,568
Food & Staples Retailing 0.1%
Cencosud S.A.	217,254	476,982
Transportation 0.1%
Latam Airlines Group S.A. *	51,741	276,396
Utilities 0.4%
Empresa Nacional de Electricidad S.A.	309,644	387,925
Enersis S.A.	2,782,312	733,970
		1,121,895
		2,451,841
China 16.4%
Automobiles & Components 0.3%
Byd Co., Ltd., Class H *	41,500	258,035
Dongfeng Motor Group Co., Ltd., Class H	388,000	556,935
		814,970
Banks 6.5%
Agricultural Bank of China Ltd., Class H	2,605,600	1,065,457
Bank of China Ltd., Class H	8,362,234	3,943,306
Bank of Communications Co., Ltd., Class H	695,000	512,631
BOC Hong Kong (Holdings) Ltd.	247,500	791,427
China CITIC Bank Corp., Ltd., Class H *	613,000	396,412
China Construction Bank Corp., Class H	8,825,960	6,396,667
China Merchants Bank Co., Ltd., Class H	335,850	876,876
China Minsheng Banking Corp., Ltd., Class H	412,500	414,544
Industrial & Commercial Bank of China Ltd., Class H	8,699,172	5,517,929
		19,915,249
See financial notes    53

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Capital Goods 0.4%
China Communications Construction Co., Ltd., Class H	481,322	664,314
CRRC Corp., Ltd., Class H *	349,000	443,655
		1,107,969
Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	508,000	493,083
Yue Yuen Industrial Holdings Ltd.	117,000	426,822
		919,905
Energy 3.8%
China Petroleum & Chemical Corp., Class H	7,043,400	5,077,193
China Shenhua Energy Co., Ltd., Class H	558,500	939,691
CNOOC Ltd.	2,527,075	2,854,360
PetroChina Co., Ltd., Class H	3,558,000	2,785,572
		11,656,816
Food & Staples Retailing 0.1%
China Resources Beer Holdings Co., Ltd.	165,000	311,548
Insurance 0.7%
China Life Insurance Co., Ltd., Class H	248,000	894,309
China Pacific Insurance Group Co., Ltd., Class H	95,200	379,219
Ping An Insurance (Group) Co. of China Ltd., Class H	129,000	724,109
		1,997,637
Materials 0.3%
China National Building Material Co., Ltd., Class H	638,000	396,401
Jiangxi Copper Co., Ltd., Class H	271,000	356,887
		753,288
Real Estate 0.2%
China Overseas Land & Investment Ltd.	204,000	658,893
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	2,222,000	406,025
Software & Services 0.4%
Alibaba Group Holding Ltd. ADR *	2,080	174,366
Baidu, Inc. ADR *	2,367	443,742
Tencent Holdings Ltd.	33,400	629,569
		1,247,677
Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	202,500	285,578
Lenovo Group Ltd.	454,000	421,828
		707,406
Security	Number of Shares	Value ($)
Telecommunication Services 2.9%
China Mobile Ltd.	569,555	6,828,899
China Telecom Corp., Ltd., Class H	1,787,000	932,138
China Unicom (Hong Kong) Ltd.	887,056	1,081,044
		8,842,081
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	142,000	321,228
Huaneng Power International, Inc., Class H	358,000	387,585
		708,813
		50,048,277
Colombia 0.3%
Banks 0.1%
Bancolombia S.A.	27,344	222,188
Energy 0.2%
Ecopetrol S.A.	1,588,649	740,309
		962,497
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	43,361	866,376
Greece 0.6%
Banks 0.1%
National Bank of Greece S.A. *	255,027	191,396
Consumer Services 0.3%
OPAP S.A.	91,873	816,497
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	54,401	509,260
Utilities 0.1%
Public Power Corp. S.A.	77,254	446,989
		1,964,142
Hungary 0.6%
Banks 0.3%
OTP Bank plc	45,023	871,273
Energy 0.3%
MOL Hungarian Oil & Gas plc	17,611	794,739
		1,666,012
India 4.1%
Automobiles & Components 0.3%
Mahindra & Mahindra Ltd.	20,140	363,900
Tata Motors Ltd. *	103,231	609,652
Tata Motors Ltd., Class A *	7,121	28,258
		1,001,810
54    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Banks 0.6%
Housing Development Finance Corp., Ltd.	44,184	846,909
ICICI Bank Ltd.	138,620	586,154
State Bank of India	114,837	415,003
		1,848,066
Energy 1.7%
Bharat Petroleum Corp., Ltd.	28,795	382,990
Indian Oil Corp., Ltd.	71,870	438,340
Oil & Natural Gas Corp., Ltd.	276,112	1,042,309
Reliance Industries Ltd.	236,083	3,419,185
		5,282,824
Food, Beverage & Tobacco 0.1%
ITC Ltd.	74,361	380,008
Materials 0.2%
Hindalco Industries Ltd.	243,664	312,213
Tata Steel Ltd.	87,056	327,910
		640,123
Software & Services 0.7%
Infosys Ltd.	93,222	1,618,211
Tata Consultancy Services Ltd.	13,682	521,629
		2,139,840
Telecommunication Services 0.3%
Bharti Airtel Ltd.	134,671	717,846
Utilities 0.2%
NTPC Ltd.	271,143	550,497
		12,561,014
Indonesia 1.2%
Automobiles & Components 0.3%
PT Astra International Tbk	1,989,100	855,072
Banks 0.4%
PT Bank Central Asia Tbk	399,500	375,301
PT Bank Mandiri (Persero) Tbk	549,900	348,015
PT Bank Rakyat Indonesia (Persero) Tbk	574,000	439,314
		1,162,630
Capital Goods 0.1%
PT United Tractors Tbk	228,700	300,898
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	5,288,700	1,037,577
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	1,083,700	236,701
		3,592,878
Malaysia 2.0%
Banks 0.6%
CIMB Group Holdings Berhad	383,000	410,313
Malayan Banking Berhad	372,600	714,302
Public Bank Berhad	147,265	619,132
		1,743,747
Capital Goods 0.2%
Sime Darby Berhad	366,900	712,515
Security	Number of Shares	Value ($)
Consumer Services 0.2%
Genting Berhad	256,800	442,666
Materials 0.1%
Petronas Chemicals Group Berhad	290,400	428,166
Telecommunication Services 0.6%
Axiata Group Berhad	480,300	688,190
DiGi.com Berhad	251,200	307,334
Maxis Berhad	226,754	347,374
Telekom Malaysia Berhad	222,500	345,151
		1,688,049
Utilities 0.3%
Tenaga Nasional Berhad	313,100	920,289
		5,935,432
Mexico 3.9%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	115,800	623,595
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	214,700	394,492
		1,018,087
Capital Goods 0.2%
Alfa S.A.B. de C.V., Class A	286,900	597,672
Food & Staples Retailing 0.4%
Wal-Mart de Mexico S.A.B. de C.V.	502,737	1,326,404
Food, Beverage & Tobacco 0.7%
Coca-Cola Femsa S.A.B. de C.V., Series L	45,500	349,752
Fomento Economico Mexicano S.A.B. de C.V.	118,015	1,165,804
Grupo Bimbo S.A.B. de C.V., Series A *	169,900	482,099
		1,997,655
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	150,000	361,973
Materials 0.7%
Cemex S.A.B. de C.V., Series CPO *	1,541,796	977,285
Grupo Mexico S.A.B. de C.V., Series B	336,436	819,612
Industrias Penoles S.A.B. de C.V.	20,170	268,155
		2,065,052
Media 0.3%
Grupo Televisa S.A.B., Series CPO	144,617	841,464
Telecommunication Services 1.2%
America Movil S.A.B. de C.V., Series L	3,970,919	3,545,936
		11,754,243
See financial notes    55

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	3,682	416,729
Philippines 0.2%
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	10,630	498,331
Poland 2.3%
Banks 0.3%
Bank Pekao S.A.	8,958	348,355
Powszechna Kasa Oszczednosci Bank Polski S.A. *	89,512	662,930
		1,011,285
Energy 0.9%
Grupa Lotos S.A. *	42,317	311,673
Polski Koncern Naftowy Orlen S.A.	115,447	1,872,949
Polskie Gornictwo Naftowe i Gazownictwo S.A.	226,502	401,297
		2,585,919
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	5,960	578,710
Materials 0.4%
KGHM Polska Miedz S.A.	50,524	1,172,970
Telecommunication Services 0.2%
Orange Polska S.A.	317,708	583,713
Utilities 0.3%
PGE S.A.	165,647	616,577
Tauron Polska Energia S.A.	432,460	339,060
		955,637
		6,888,234
Republic of Korea 18.7%
Automobiles & Components 2.6%
Hankook Tire Co., Ltd.	7,765	296,847
Hyundai Mobis Co., Ltd.	8,160	1,715,478
Hyundai Motor Co.	25,346	3,462,126
Kia Motors Corp.	52,740	2,574,350
		8,048,801
Banks 1.5%
Hana Financial Group, Inc.	31,440	764,589
Industrial Bank Of Korea	38,292	468,725
KB Financial Group, Inc.	31,063	984,118
Shinhan Financial Group Co., Ltd.	50,181	1,915,170
Woori Bank	37,495	325,252
		4,457,854
Capital Goods 2.4%
Daelim Industrial Co., Ltd.	6,133	400,398
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	50,203	303,453
Security	Number of Shares	Value ($)
Hyundai Engineering & Construction Co., Ltd.	12,316	371,354
Hyundai Heavy Industries Co., Ltd. *	15,835	1,315,150
LG Corp.	22,941	1,327,408
LG International Corp.	11,223	342,755
Samsung Heavy Industries Co., Ltd.	41,206	478,066
SK Holdings Co., Ltd.	10,681	2,496,690
SK Networks Co., Ltd.	59,444	368,739
		7,404,013
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	37,686	1,617,938
Energy 1.6%
GS Holdings Corp.	18,604	817,180
S-Oil Corp.	13,597	813,196
SK Innovation Co., Ltd. *	29,739	3,083,591
		4,713,967
Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	3,161	588,030
Food, Beverage & Tobacco 0.4%
KT&G Corp.	10,572	1,057,154
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	2,682	752,176
Samsung Life Insurance Co., Ltd.	5,971	570,100
		1,322,276
Materials 2.1%
Hyundai Steel Co.	12,749	580,460
LG Chem Ltd.	7,060	1,876,839
Lotte Chemical Corp.	2,832	594,574
POSCO	20,296	3,263,817
		6,315,690
Retailing 0.1%
Lotte Shopping Co., Ltd.	2,012	407,632
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	35,167	941,147
Technology Hardware & Equipment 5.8%
LG Display Co., Ltd.	57,908	1,100,084
Samsung Electro-Mechanics Co., Ltd.	12,590	716,522
Samsung Electronics Co., Ltd.	12,934	15,513,371
Samsung SDI Co., Ltd.	4,607	428,833
		17,758,810
Telecommunication Services 0.2%
LG Uplus Corp.	45,955	440,442
Utilities 0.6%
Korea Electric Power Corp.	35,278	1,588,376
Korea Gas Corp.	8,431	313,920
		1,902,296
		56,976,050
56    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Russia 12.4%
Banks 0.4%
Sberbank of Russia *	804,530	1,140,930
VTB Bank JSC *	140,000,000	158,620
		1,299,550
Energy 9.9%
Bashneft PAO *	8,400	252,641
Gazprom PAO	3,949,000	8,397,521
Gazprom PAO ADR	1,270,000	5,352,202
Lukoil PJSC *	118,799	4,317,426
Lukoil PJSC ADR	112,200	4,075,735
NovaTek OAO *	102,090	934,422
Rosneft OJSC GDR - Reg'd	193,200	770,288
Surgutneftegas *	6,493,005	3,639,745
Surgutneftegas ADR	88,206	483,900
Tatneft ADR	68,600	2,115,522
		30,339,402
Food & Staples Retailing 0.2%
Magnit PJSC *	3,200	558,217
Materials 0.6%
MMC Norilsk Nickel PJSC ADR	88,200	1,306,211
Severstal PAO GDR - Reg'd	38,971	457,245
		1,763,456
Telecommunication Services 0.9%
Mobile TeleSystems PJSC ADR	167,851	1,179,993
Rostelecom PJSC *	425,480	623,515
Sistema JSFC *	3,378,800	934,711
		2,738,219
Transportation 0.2%
Aeroflot Russian Airlines PJSC *	545,000	418,328
Globaltrans Investment plc GDR - Reg'd *	39,500	165,803
		584,131
Utilities 0.2%
Rosseti JSC *	1	—
RusHydro PJSC *	52,500,000	535,395
		535,395
		37,818,370
South Africa 6.1%
Banks 0.8%
Barclays Africa Group Ltd.	32,927	421,987
Nedbank Group Ltd.	26,015	432,447
Standard Bank Group Ltd.	140,359	1,458,348
		2,312,782
Capital Goods 0.5%
Barloworld Ltd.	71,710	404,594
The Bidvest Group Ltd.	48,492	1,238,707
		1,643,301
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	104,681	639,961
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
African Bank Investments Ltd. *(a)(b)	319,000	—
FirstRand Ltd.	211,251	774,095
		774,095
Energy 1.3%
Sasol Ltd.	121,404	3,889,986
Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	49,145	510,698
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	19,014	434,733
Insurance 0.2%
Sanlam Ltd.	114,344	516,575
Materials 0.8%
AngloGold Ashanti Ltd. *	104,403	880,943
Gold Fields Ltd.	280,356	731,166
Impala Platinum Holdings Ltd. *	180,155	491,312
Kumba Iron Ore Ltd.	61,587	265,868
		2,369,289
Media 0.3%
Naspers Ltd., N Shares	5,406	789,246
Retailing 0.3%
Imperial Holdings Ltd.	42,234	549,746
Woolworths Holdings Ltd.	68,183	504,459
		1,054,205
Telecommunication Services 1.2%
MTN Group Ltd.	230,145	2,620,111
Telkom SA SOC Ltd.	104,364	548,035
Vodacom Group Ltd.	40,801	440,697
		3,608,843
		18,543,714
Taiwan 11.8%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	145,000	262,538
Banks 0.3%
CTBC Financial Holding Co., Ltd.	814,075	445,996
Mega Financial Holding Co., Ltd.	627,404	457,160
		903,156
Capital Goods 0.3%
Far Eastern New Century Corp.	612,817	556,974
Walsin Lihwa Corp. *	1,472,000	354,613
		911,587
Consumer Durables & Apparel 0.2%
Pou Chen Corp.	332,267	468,638
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	288,674	466,590
Energy 0.2%
Formosa Petrochemical Corp.	256,330	622,987
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	417,678	706,193
See financial notes    57

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	268,599	382,591
Materials 1.7%
China Steel Corp.	1,704,198	1,030,101
Formosa Chemicals & Fibre Corp.	625,442	1,429,853
Formosa Plastics Corp.	566,732	1,315,178
Nan Ya Plastics Corp.	567,622	1,126,351
Taiwan Cement Corp.	347,299	386,233
		5,287,716
Retailing 0.1%
Hotai Motor Co., Ltd.	21,000	245,000
Semiconductors & Semiconductor Equipment 2.6%
Advanced Semiconductor Engineering, Inc.	514,094	593,498
MediaTek, Inc.	91,138	710,726
Siliconware Precision Industries Co., Ltd.	437,270	577,738
Taiwan Semiconductor Manufacturing Co., Ltd.	1,291,103	5,440,276
United Microelectronics Corp.	1,720,965	627,664
		7,949,902
Technology Hardware & Equipment 5.0%
Acer, Inc. *	1,509,496	640,001
Asustek Computer, Inc.	154,041	1,378,573
AU Optronics Corp.	2,913,800	857,113
Compal Electronics, Inc.	1,981,305	1,232,234
Delta Electronics, Inc.	125,025	635,700
Foxconn Technology Co., Ltd.	126,146	330,413
Hon Hai Precision Industry Co., Ltd.	1,883,424	5,006,251
HTC Corp.	368,473	887,410
Innolux Corp.	1,887,357	633,164
Inventec Corp.	742,639	425,630
Lite-On Technology Corp.	560,644	581,170
Pegatron Corp.	256,264	626,223
Quanta Computer, Inc.	430,500	733,113
Synnex Technology International Corp.	332,000	349,893
Wistron Corp.	1,078,399	542,444
WPG Holdings Ltd.	414,000	431,997
		15,291,329
Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	529,906	1,623,558
Far EasTone Telecommunications Co., Ltd.	142,622	309,442
Taiwan Mobile Co., Ltd.	150,334	473,261
		2,406,261
		35,904,488
Thailand 1.4%
Banks 0.2%
Kasikornbank PCL	60,000	290,659
The Siam Commercial Bank PCL	88,800	333,304
		623,963
Security	Number of Shares	Value ($)
Energy 0.8%
PTT Exploration & Production PCL	194,000	398,172
PTT PCL	199,187	1,540,070
Thai Oil PCL	362,800	553,368
		2,491,610
Materials 0.2%
PTT Global Chemical PCL	370,700	589,030
Telecommunication Services 0.2%
Advanced Info Service PCL - Reg'd	87,075	570,422
		4,275,025
Turkey 1.5%
Banks 0.6%
Akbank T.A.S.	244,348	626,200
Turkiye Garanti Bankasi A/S	245,591	635,941
Turkiye Halk Bankasi A/S	91,030	341,016
Turkiye Is Bankasi, Class C	231,101	393,876
		1,997,033
Capital Goods 0.3%
KOC Holding A/S	186,096	840,479
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	141,138	447,471
Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S *	31,251	824,650
Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	126,700	503,499
		4,613,132
Total Common Stock
(Cost $319,471,368)		275,693,734

Preferred Stock 9.0% of net assets
Brazil 6.2%
Banks 2.1%
Banco Bradesco S.A.	388,242	2,115,078
Itau Unibanco Holding S.A.	508,469	3,492,172
Itausa - Investimentos Itau S.A.	305,321	570,165
		6,177,415
Energy 1.6%
Petroleo Brasileiro S.A. *	2,403,954	4,802,054
Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	27,715	364,690
Materials 1.5%
Gerdau S.A.	559,006	786,242
Metalurgica Gerdau S.A.	451,595	304,288
Vale S.A.	968,728	3,523,992
		4,614,522
58    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.3%
Oi S.A. *	353,871	194,548
Telefonica Brasil S.A.	67,772	701,951
		896,499
Utilities 0.6%
Centrais Eletricas Brasileiras S.A., Class B	191,620	468,192
Companhia Energetica de Minas Gerais	388,008	720,100
Companhia Paranaense de Energia-Copel	37,544	316,104
Eletropaulo Metropolitana S.A. *	129,993	333,921
		1,838,317
		18,693,497
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	43,027	373,089
Republic of Korea 1.2%
Automobiles & Components 0.3%
Hyundai Motor Co., Ltd.	3,335	321,171
Hyundai Motor Co., Ltd. 2nd	5,550	554,294
		875,465
Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	11,256	241,847
Materials 0.1%
LG Chem Ltd.	1,188	223,594
Technology Hardware & Equipment 0.7%
Samsung Electronics Co., Ltd.	2,227	2,326,056
		3,666,962
Russia 1.5%
Banks 0.0%
Sberbank of Russia *	86,900	93,233
Energy 1.5%
AK Transneft OAO	1,416	3,300,581
Bashneft PAO *	4,477	111,579
Surgutneftegas *	1,694,100	1,154,124
		4,566,284
		4,659,517
Total Preferred Stock
(Cost $51,687,794)		27,393,065
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets
Time Deposits 0.0%
Brown Brothers Harriman
Euro
(0.24%), 11/02/15	5,610	6,169
South African Rand
5.25%, 11/02/15	15,162	1,096
Total Short-Term Investments
(Cost $7,265)		7,265

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $389,017,805 and the unrealized appreciation and depreciation were $24,950,801 and ($110,874,542), respectively, with a net unrealized depreciation of ($85,923,741).
At 10/31/15, the values of certain foreign securities held by the fund aggregating $254,185,520 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg'd —	Registered
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	20	843,700	(21,933)
See financial notes    59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:

Schwab S&P 500 Index Fund

Schwab Small-Cap Index Fund

Schwab Total Stock Market Index Fund

Schwab International Index Fund

Schwab Fundamental US Large Company Index Fund

Schwab Fundamental US Small Company Index Fund

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund (nine of the funds constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and portfolio holdings (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 16, 2015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: December 15, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: December 15, 2015